UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06318

MORGAN STANLEY PATHWAY FUNDS

(Exact name of registrant as specified in charter)

2000 Westchester Avenue

Purchase, NY 10577

(Address of principal executive offices)(Zip code)

CT Corp

155 Federal Street, Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1 (800) 869-3326

Date of fiscal year end:

August 31

Date of reporting period:

February 29, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Morgan Stanley

Pathway Funds

Semi-Annual Report

»	February 29, 2020

•	Large Cap Equity Fund
•	Small-Mid Cap Equity Fund
•	International Equity Fund
•	Emerging Markets Equity Fund
•	Core Fixed Income Fund
•	High Yield Fund
•	International Fixed Income Fund
•	Municipal Bond Fund
•	Inflation-Linked Fixed Income Fund
•	Ultra-Short Term Fixed Income Fund
•	Alternative Strategies Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED  •  NO BANK GUARANTEE  •  MAY  LOSE VALUE

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.morganstanley.com/wealth-investmentsolutions/cgcm), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a financial advisor) or, if you are a direct investor, by calling 1-800-869-3326.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-800-869-3326 to let the Funds know you wish to continue receiving paper copies of your shareholder reports.

Morgan Stanley Pathway Funds

DEAR SHAREHOLDER,

The Large Cap Equity Fund gained 0.54% during the six-month period ending February 29, 2020. This compares to the Russell 1000® Index i which gained 1.97% and the Lipper Large-Cap Core Funds Average xii investment category which gained 0.99% during the same period. Stock selection was the key detractor of performance relative to the benchmark. Top sectors contributing included Real Estate, Industrials and Financials while the top detractors included Information Technology, Materials and Health Care.

The Small-Mid Cap Equity Fund declined 0.40% during the six-month period ending February 29, 2020. This compares to the Russell 2500® Index ii which declined 0.86% and the Lipper Small-Cap Core Funds Average xiii investment category which declined 2.93% during the same period. Sector positioning added value while stock selection detracted from performance relative to the benchmark. Top sectors contributing included Financials, Health Care and Real Estate while the top detractors included Consumer Staples, Consumer Discretionary and Materials.

The International Equity Fund gained 0.67% during the six-month period ending February 29, 2020. This compares to the MSCI EAFE® Index (Net) iii which declined 0.91% and the Lipper International Large-Cap Core Funds Average xiv investment category which declined 0.04% during the same period. Sector positioning and stock selection both contributed to performance relative to the benchmark. Top sectors contributing included Consumer Staples, Information Technology and Financials while top detractors included Energy, Consumer Discretionary and Health Care.

The Emerging Markets Equity Fund gained 2.86% during the six-month period ending February 29, 2020. This compares to the MSCI Emerging Markets Index (Net) iv which gained 2.93% and the Lipper Emerging Markets Funds Average xv investment category which gained 2.55% during the same period. Sector positioning contributed slightly while stock selection detracted from performance relative to the benchmark. Top sectors contributing included Industrials, Materials and Energy while top detractors included Consumer Discretionary, Information Technology and Health Care.

The Core Fixed Income Fund gained 3.41% during the six-month period ending February 29, 2020. This compares to the Bloomberg Barclays U.S. Aggregate BondTM Index vi which gained 3.39% and the Lipper Core Bond Funds Average xvii investment category which gained 3.06% during the same period.

The High Yield Fund gained 1.06% during the six-month period ending February 29, 2020. This compares to the Bloomberg Barclays U.S. Corporate High Yield Bond Index viii which gained 1.56% and the Lipper High Yield Funds Average xix category which gained 1.21% during the same period.

The International Fixed Income Fund gained 0.38% during the six-month period ending February 29, 2020. This compares to the FTSE Non-USD World Government Bond Index (USD) Hedged x which gained 0.75% and the Lipper International Income Funds Average xxi investment category which gained 0.72% during the same period.

The Municipal Bond Fund gained 1.97% during the six-month period ending February 29, 2020. This compares to the Bloomberg Barclays U.S. Municipal Bond Index vii which gained 3.04% and the Lipper General & Insured Municipal Debt Funds Average xviii investment category which gained 3.19% during the same period.

The Inflation-Linked Fixed Income Fund gained 3.00% during the six-month period ending February 29, 2020. This compares to the Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index ix which gained 2.91% and the Lipper Inflation Protected Bond Funds Average xx investment category which gained 2.24% during the same period.

I

The Ultra-Short Fixed Income Fund gained 1.52% during the six-month period ending February 29, 2020. This compares to the FTSE 3-Month U.S. Treasury Bill Index v which gained 0.90% and the Lipper Ultra-Short Obligations Funds Average xvi investment category which gained 1.22% during the same period.

The Alternative Strategies Fund gained 0.36% during the six-month period ending February 29, 2020. This compares to the HFRX Global Hedge Fund Index xi which gained 1.96% and the Lipper Alternative Multi-Strategy Funds Average xxii investment category which declined 1.07% during the same period.

We thank you for your continued confidence in Morgan Stanley Wealth Management and support as shareholders of the Morgan Stanley Pathway Funds.

Sincerely,

Paul Ricciardelli

Chief Executive Officer

II

Although the statements of fact and data contained herein have been obtained from, and are based upon, sources the firm believes reliable, we do not guarantee their accuracy, and any such information may be incomplete or condensed. All opinions included in this report constitute the firm’s judgment as of the date herein, and are subject to change without notice. This material is for informational purposes only, and is not intended as an offer or solicitation with respect to the purchase or sale of any security. This report may contain forward-looking statements, and there can be no guarantee that they will come to pass. The index returns shown are preliminary and subject to change. Past performance is not a guarantee of future results.

Index Definitions

i.	The Russell 1000® Index measures the performance of the 1,000 largest U.S. companies based on the market capitalization. Please note that an investor cannot invest directly in an index.
ii.	The Russell 2500® Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index. Please note that an investor cannot invest directly in an index.
iii.

The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE® Index (Net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

iv.

The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

v.

The FTSE 3-Month U.S. Treasury Bill Index — Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the index. The index is rebalanced monthly by market capitalization.

vi.

The Bloomberg Barclays U.S. Aggregate BondTM Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related, and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

vii.

The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

viii.

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the market of U.S. dollar-denominated, non-investment grade, fixed rate, taxable corporate bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

ix.

The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index — The Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 / BBB- or better), have at least one year to final maturity, and at least $250 million par amount outstanding.

x.

The FTSE Non-USD World Government Bond Index (USD) Hedged and Unhedged are each sub-indices of the FTSE World Government Bond Index (WGBI), which is comprised of the global sovereign debt of over 20 countries representative in the Americas, EMEA, EMU, Asia Pacific, and Japan regions. The Non-U.S. Dollar WGBI includes all WGBI markets except the United States and is stated in U.S. dollar hedged or unhedged base currency terms. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

xi.

The HFRX Global Hedge Fund Index — is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, even driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.

xii.

The Lipper Large-Cap Core Funds Average — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite® 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

xiii.

The Lipper Small-Cap Core Funds Average — Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite® 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Small Cap 600 Index.

xiv.

The Lipper International Large-Cap Core Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have average characteristics compared to their large-cap-specific subset of the MSCI EAFE® Index (Net). The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xv.

The Lipper Emerging Markets Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xvi.

The Lipper Ultra-Short Obligations Funds Average — These are equally weighted total returns using all the active funds available within the category. Lipper analytical averages are an average of all funds in the specified investment objective’s universe. Averages include all funds in the group in existence for the period. The number of component funds always changes. Ultra-short obligations funds invest primarily in investment-grade debt issues or better and maintain a portfolio dollar-weighted average maturity between 91 days and 365 days.

xvii.

The Lipper Core Bond Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that invest at least 85% of their assets in domestic investment-grade debt issues (rated in top four grades) with any remaining in investment in non-benchmark sectors such as high-yield, global, and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

III

xviii.

The Lipper General & Insured Municipal Debt Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xix.

The Lipper High Yield Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xx.

The Lipper Inflation Protected Bond Funds Average — These are equally weighted total returns using all the active funds available within the category Lipper analytical averages are an average of all funds in the specified investment objective’s universe. Averages include all funds in the group in existence for the period. The number of component funds always changes. Inflation protected bond funds invest primarily in inflation-indexed fixed income securities issued in the United States. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation.

xxi.

The Lipper International Income Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds that state in their prospectus that they invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. The total return of the Lipper Funds Average does not include the effect of sales charges. Please note that an investor cannot invest directly in a mutual funds classification average or an index.

xxii.

The Lipper Alternative Multi-Strategy Funds Average is an equally weighted average of all active funds available within the investment category. The classification includes funds who by their prospectus language seek total return through the management of several different hedge-like strategies. These funds are typically quantitatively driven to measure the existing relationship between instruments, and in some cases to identify positions in which the risk-adjusted spread between these instruments represents an opportunity for the investment manager.

IV

Risk Considerations

Equity securities may fluctuate in response to news on companies, industries, market conditions, and general economic environment.

Investing in foreign markets entails risks not typically associated with domestic markets, such as currency fluctuations and controls, restrictions on foreign investments, less governmental supervision and regulation, and the potential for political instability. These risks may be magnified in countries with emerging markets and frontier markets, since these countries may have relatively unstable governments and less established markets and economies.

Investing in small- to medium-sized companies entails special risks, such as limited product lines, markets, and financial resources, and greater volatility than securities of larger, more established companies.

The value of fixed income securities will fluctuate and, upon a sale, may be worth more or less than their original cost or maturity value. Bonds are subject to interest rate risk, call risk, reinvestment risk, liquidity risk, and credit risk of the issuer.

High yield bonds (bonds rated below investment grade) may have speculative characteristics and present significant risks beyond those of other securities, including greater credit risk, price volatility, and limited liquidity in the secondary market. High yield bonds should comprise only a limited portion of a balanced portfolio.

Yields are subject to change with economic conditions. Yield is only one factor that should be considered when making an investment decision.

Asset allocation and diversification do not assure a profit or protect against loss in declining financial markets.

The indices are unmanaged. An investor cannot invest directly in an index. They are shown for illustrative purposes only and do not represent the performance of any specific investment.

Because of their narrow focus, sector investments tend to be more volatile than investments that diversify across many sectors and companies.

Growth investing does not guarantee a profit or eliminate risk. The stocks of these companies can have relatively high valuations. Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.

Value investing does not guarantee a profit or eliminate risk. Not all companies whose stocks are considered to be value stocks are able to turn their business around or successfully employ corrective strategies which would result in stock prices that do not rise as initially expected.

V

Performance of the Morgan Stanley Pathway Funds For the Six Months Ended February 29, 2020†* (unaudited)

Large Cap Equity Fund	0.54%
Russell 1000® Index (1)	1.97

Small-Mid Cap Equity Fund	-0.40
Russell 2500® Index (2)	-0.86

International Equity Fund	0.67
MSCI EAFE® Index (Net) (3)	-0.91

Emerging Markets Equity Fund	2.86
MSCI Emerging Markets Index (Net) (4)	2.93

Core Fixed Income Fund	3.41
Bloomberg Barclays U.S. Aggregate BondTM Index (5)	3.39

High Yield Fund	1.06
Bloomberg Barclays U.S. Corporate High Yield Bond Index (6)	1.56

International Fixed Income Fund	0.38
FTSE Non-USD World Government Bond Index (USD) Hedged (7)	0.75

Municipal Bond Fund	1.97
Bloomberg Barclays U.S. Municipal Bond Index (8)	3.04

Inflation-Linked Fixed Income Fund	3.00
Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (9)	2.91

Ultra-Short Term Fixed Income Fund	1.52
FTSE 3-Month U.S. Treasury Bill Index (10)	0.90

Alternative Strategies Fund	0.36
HFRX Global Hedge Fund Index (11)	1.96

See pages VII through VIII for all footnotes.

VI

FOOTNOTES

†	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. To obtain performance data current to the most recent month-end, please visit our website at https://www.morganstanley.com/wealth-investmentsolutions/cgcm/.

*	The Funds are available only to investors participating in Morgan Stanley approved advisory programs. These programs charge an annual fee, which may be up to 2.00%.

1.	The Russell 1000® Index measures the performance of the 1,000 largest U.S. companies based on the market capitalization. Please note that an investor cannot invest directly in an index.

2.	The Russell 2500® Index includes the smallest 2,500 U.S. companies out of the Russell 3000® Index universe. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

3.	The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE®) Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE® Index (Net) consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

4.	The MSCI Emerging Markets Value Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index (Net) consists of the following 26 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Emirates. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield. Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to nonresident institutional investors who do not benefit from double taxation treaties. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

5.	The Bloomberg Barclays U.S. Aggregate BondTM Index is a broad-based index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related, and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

6.	The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the market of U.S. dollar-denominated, non-investment grade, fixed rate, taxable corporate bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

VII

7.	The FTSE Non-USD World Government Bond Index (USD) Hedged and Unhedged are each sub-indices of the FTSE World Government Bond Index (WGBI), which is comprised of the global sovereign debt of over 20 countries representative in the Americas, EMEA, EMU, Asia Pacific, and Japan regions. The Non-USD WGBI includes all WGBI markets except the United States and is stated in U.S. dollar hedged or unhedged base currency terms. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

8.	The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

9.	The Bloomberg Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3/BBB- or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Please note that an investor cannot invest directly in an index.

10.	The FTSE 3-Month U.S. Treasury Bill Index — Equal dollar amounts of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The income used to calculate the monthly return is derived by subtracting the original amount invested from the maturity value. The yield curve average is the basis for calculating the return on the index. The index is rebalanced monthly by market capitalization. Please note that an investor cannot invest directly in an index.

11.	The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.

VIII

Fund Expenses

(unaudited)

Example

As a shareholder of a Fund, you may incur two types of costs: (1) annual advisory program fees, which may be up to 2.00%; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested on September 1, 2019 and held for the six months ended February 29, 2020.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account during this period, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expense Paid During the Period”.

Based on Actual Total Return(1)

Fund	Total Return Without Annual Advisory Program Fees(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expense Paid During the Period(3)
Large Cap Equity Fund	0.54%	$1,000.00	$1,005.40	0.47%	$2.34
Small-Mid Cap Equity Fund	-0.40%	1,000.00	996.00	0.60%	2.98
International Equity Fund	0.67%	1,000.00	1,006.70	0.68%	3.39
Emerging Markets Equity Fund	2.86%	1,000.00	1,028.60	0.84%	4.24
Core Fixed Income Fund	3.41%	1,000.00	1,034.10	0.56%	2.83
High Yield Fund	1.06%	1,000.00	1,010.60	1.19%	5.95
International Fixed Income Fund	0.38%	1,000.00	1,003.80	1.17%	5.83
Municipal Bond Fund	1.97%	1,000.00	1,019.70	0.69%	3.46
Inflation-Linked Fixed Income Fund	3.00%	1,000.00	1,030.00	1.40%	7.07
Ultra-Short Term Fixed Income Fund	1.52%	1,000.00	1,015.20	0.66%	3.31
Alternative Strategies Fund	0.36%	1,000.00	1,003.60	0.70%	3.49

(1)	For the six months ended February 29, 2020.
(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable advisory program charge, which may be up to 2.00% depending on the particular program through which you invest. Total return is not annualized as it may not be representative of the total return for the year. Performance figure may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, then divided by 366 (to reflect the one-half year period).

Fund Expenses

(unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5.00% per year/period before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5.00% hypothetical example relating to a Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any advisory program annual fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these advisory program annual fees were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expense Paid During the Period(2)
Large Cap Equity Fund	5.00%	$1,000.00	$1,022.53	0.47%	$2.36
Small-Mid Cap Equity Fund	5.00%	1,000.00	1,021.88	0.60%	3.02
International Equity Fund	5.00%	1,000.00	1,021.48	0.68%	3.42
Emerging Markets Equity Fund	5.00%	1,000.00	1,020.69	0.84%	4.22
Core Fixed Income Fund	5.00%	1,000.00	1,022.08	0.56%	2.82
High Yield Fund	5.00%	1,000.00	1,018.95	1.19%	5.97
International Fixed Income Fund	5.00%	1,000.00	1,019.05	1.17%	5.87
Municipal Bond Fund	5.00%	1,000.00	1,021.43	0.69%	3.47
Inflation-Linked Fixed Income Fund	5.00%	1,000.00	1,017.90	1.40%	7.02
Ultra-Short Term Fixed Income Fund	5.00%	1,000.00	1,021.58	0.66%	3.32
Alternative Strategies Fund	5.00%	1,000.00	1,021.38	0.70%	3.52

(1)	For the six months ended February 29, 2020.
(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, then divided 366 (to reflect the one-half year period).

Schedules of Investments

February 29, 2020 (unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 95.7%

COMMUNICATION SERVICES — 9.1%

Diversified Telecommunication Services — 1.9%
425,345	AT&T Inc.	$14,980,651
31,048	CenturyLink Inc.	374,749
2,797	GCI Liberty Inc., Class A Shares*	193,301
248,781	Verizon Communications Inc.	13,473,979
6,437	Zayo Group Holdings Inc.*	225,231

	Total Diversified Telecommunication Services	29,247,911

Entertainment — 1.8%
80,429	Activision Blizzard Inc.	4,675,338
3,045	Cinemark Holdings Inc.	79,048
36,310	Electronic Arts Inc.*	3,680,745
736	Liberty Media Corp-Liberty Formula One, Class A Shares*	27,593
5,439	Liberty Media Corp-Liberty Formula One, Class C Shares*	212,447
1,492	Lions Gate Entertainment Corp., Class A Shares*	11,861
3,040	Lions Gate Entertainment Corp., Class B Shares*	22,496
3,677	Live Nation Entertainment Inc.*	223,451
529	Madison Square Garden Co. (The), Class A Shares*	141,677
11,956	Netflix Inc.*	4,412,123
10,420	Roku Inc., Class A Shares*	1,184,441
3,364	Spotify Technology SA*	461,272
3,200	Take-Two Interactive Software Inc.*	343,936
91,587	Walt Disney Co. (The)	10,775,211
1,268	World Wrestling Entertainment Inc., Class A Shares(a)	59,304
24,157	Zynga Inc., Class A Shares*	162,093

	Total Entertainment	26,473,036

Interactive Media & Services — 4.3%
17,473	Alphabet Inc., Class A Shares*	23,400,715
11,897	Alphabet Inc., Class C Shares*	15,934,009
123,528	Facebook Inc., Class A Shares*	23,775,434
2,119	IAC/InterActiveCorp.*	432,149
1,475	Match Group Inc.*(a)	95,875
3,003	TripAdvisor Inc.	70,420
21,632	Twitter Inc.*	718,183
1,606	Zillow Group Inc., Class A Shares*	89,406
3,518	Zillow Group Inc., Class C Shares*	196,340

	Total Interactive Media & Services	64,712,531

Media — 1.0%
8,583	Altice USA Inc., Class A Shares*	221,956
1,204	AMC Networks Inc., Class A Shares*	37,324
119	Cable One Inc.	187,189
4,352	Charter Communications Inc., Class A Shares*	2,146,276
210,088	Comcast Corp., Class A Shares.	8,493,858
4,445	Discovery Inc., Class A Shares*(a)	114,237
9,602	Discovery Inc., Class C Shares*	241,010
7,213	DISH Network Corp., Class A Shares*	241,780
10,003	Fox Corp., Class A Shares	307,492
4,646	Fox Corp., Class B Shares	141,471
10,988	Interpublic Group of Cos., Inc. (The)	234,704
1,295	John Wiley & Sons Inc., Class A Shares	48,161
700	Liberty Broadband Corp., Class A Shares*	86,576
3,007	Liberty Broadband Corp., Class C Shares*	378,551
2,263	Liberty Media Corp-Liberty SiriusXM, Class A Shares*	101,088

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

COMMUNICATION SERVICES — 9.1% — (continued)

Media — 1.0% — (continued)
4,265	Liberty Media Corp-Liberty SiriusXM, Class C Shares*	$190,304
4,670	New York Times Co. (The), Class A Shares	174,938
11,011	News Corp., Class A Shares	132,958
3,589	News Corp., Class B Shares	44,647
1,279	Nexstar Media Group Inc., Class A Shares	147,060
6,147	Omnicom Group Inc.	425,864
1,765	Sinclair Broadcast Group Inc., Class A Shares	40,966
39,007	Sirius XM Holdings Inc.(a)	247,304
181	ViacomCBS Inc., Class A Shares	5,430
15,446	ViacomCBS Inc., Class B Shares	380,126

	Total Media	14,771,270

Wireless Telecommunication Services — 0.1%
16,146	Sprint Corp.*	148,381
2,906	Telephone & Data Systems Inc.	58,527
8,819	T-Mobile US Inc.*	795,121
446	United States Cellular Corp.*	14,009

	Total Wireless Telecommunication Services	1,016,038

	TOTAL COMMUNICATION SERVICES	136,220,786

CONSUMER DISCRETIONARY — 10.6%

Auto Components — 0.4%
31,194	Adient PLC*	746,472
44,381	Aptiv PLC.	3,466,600
5,880	BorgWarner Inc.	185,808
7,292	Gentex Corp.	194,696
87,620	Goodyear Tire & Rubber Co. (The)	848,600
1,738	Lear Corp.	193,266
18,624	Tenneco Inc., Class A Shares	170,782

	Total Auto Components	5,806,224

Automobiles — 0.3%
111,374	Ford Motor Co.	775,163
35,033	General Motors Co.	1,068,507
4,441	Harley-Davidson Inc.	135,317
4,051	Tesla Inc.*	2,706,027
1,451	Thor Industries Inc.	109,420

	Total Automobiles	4,794,434

Distributors — 0.1%
4,008	Genuine Parts Co.	349,658
8,753	LKQ Corp.*	258,914
1,097	Pool Corp.	231,423

	Total Distributors	839,995

Diversified Consumer Services — 0.3%
1,637	Bright Horizons Family Solutions Inc.*	257,255
2,418	frontdoor Inc.*	102,523
120	Graham Holdings Co., Class B Shares	60,346
1,352	Grand Canyon Education Inc.*	109,079
5,804	H&R Block Inc.	119,969
23,018	New Oriental Education & Technology Group Inc., ADR*	2,943,772
5,052	Service Corp. International	241,435
3,885	ServiceMaster Global Holdings Inc.*	138,966

	Total Diversified Consumer Services	3,973,345

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 10.6% — (continued)

Hotels, Restaurants & Leisure — 1.7%
6,921	Aramark	$240,436
16,218	Caesars Entertainment Corp.*	206,131
11,353	Carnival Corp.	379,871
717	Chipotle Mexican Grill Inc., Class A Shares*	554,657
983	Choice Hotels International Inc.	89,728
3,509	Darden Restaurants Inc.	342,128
1,168	Domino’s Pizza Inc.	396,489
2,281	Dunkin’ Brands Group Inc.	151,732
5,326	Extended Stay America Inc.	58,480
2,487	Hilton Grand Vacations Inc.*	66,303
7,927	Hilton Worldwide Holdings Inc.	770,504
1,062	Hyatt Hotels Corp., Class A Shares	81,349
2,847	International Game Technology PLC.	30,292
9,714	Las Vegas Sands Corp.	566,423
7,730	Marriott International Inc., Class A Shares	958,520
57,510	McDonald’s Corp.	11,166,717
14,087	MGM Resorts International	345,977
5,945	Norwegian Cruise Line Holdings Ltd.*	221,511
27,758	Planet Fitness Inc., Class A Shares*	1,873,387
4,890	Royal Caribbean Cruises Ltd.	393,205
2,187	Six Flags Entertainment Corp.	55,287
64,316	Starbucks Corp.	5,044,304
1,145	Vail Resorts Inc.	243,439
5,249	Wendy’s Co. (The)	99,101
2,593	Wyndham Destinations Inc.	103,461
2,536	Wyndham Hotels & Resorts Inc.	129,209
2,788	Wynn Resorts Ltd.	301,048
10,324	Yum China Holdings Inc.	452,088
8,617	Yum! Brands Inc.	769,067

	Total Hotels, Restaurants & Leisure	26,090,844

Household Durables — 0.4%
9,509	DR Horton Inc.	506,544
4,135	Garmin Ltd.	365,493
3,733	Leggett & Platt Inc.	148,051
7,836	Lennar Corp., Class A Shares	472,824
460	Lennar Corp., Class B Shares	21,992
1,618	Mohawk Industries Inc.*	196,021
10,816	Newell Brands Inc.	166,891
93	NVR Inc.*	341,048
7,029	PulteGroup Inc.	282,566
1,307	Tempur Sealy International Inc.*	97,698
3,606	Toll Brothers Inc.	133,530
23,036	Whirlpool Corp.	2,945,383

	Total Household Durables	5,678,041

Internet & Direct Marketing Retail — 3.5%
31,383	Alibaba Group Holding Ltd., ADR*	6,527,664
19,128	Amazon.com Inc.*	36,032,370
4,169	Booking Holdings Inc.*	7,069,206
21,931	eBay Inc.	759,690
3,247	Etsy Inc.*	187,709
3,945	Expedia Group Inc.	389,056
2,606	Grubhub Inc.*	125,375
159,913	Qurate Retail Inc., Class A Shares*	1,090,607

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 10.6% — (continued)

Internet & Direct Marketing Retail — 3.5% — (continued)
1,803	Wayfair Inc., Class A Shares*	$113,968

	Total Internet & Direct Marketing Retail	52,295,645

Leisure Products — 0.2%
53,084	Brunswick Corp.	2,824,069
3,539	Hasbro Inc.	273,388
9,893	Mattel Inc.*(a)	116,638
1,638	Polaris Inc.	135,184

	Total Leisure Products	3,349,279

Multiline Retail — 0.7%
7,323	Dollar General Corp.	1,100,647
93,222	Dollar Tree Inc.*	7,740,222
4,421	Kohl’s Corp.	173,082
8,965	Macy’s Inc.	118,607
3,084	Nordstrom Inc.(a)	107,015
1,517	Ollie’s Bargain Outlet Holdings Inc.*	77,170
14,108	Target Corp.	1,453,124

	Total Multiline Retail	10,769,867

Specialty Retail — 2.3%
16,275	Advance Auto Parts Inc.	2,164,250
1,577	AutoNation Inc.*	67,385
675	AutoZone Inc.*	696,944
6,413	Best Buy Co., Inc.	485,143
1,863	Burlington Stores Inc.*	402,892
4,618	CarMax Inc.*	403,198
1,300	Carvana Co., Class A Shares*	107,783
1,860	Dick’s Sporting Goods Inc.	67,723
1,559	Five Below Inc.*	151,145
1,928	Floor & Decor Holdings Inc., Class A Shares*	98,424
2,903	Foot Locker Inc.	105,234
6,291	Gap Inc. (The)	90,150
44,247	Home Depot Inc. (The)	9,638,767
6,494	L Brands Inc.	140,660
135,768	Lowe’s Cos., Inc.	14,468,796
2,121	O’Reilly Automotive Inc.*	782,055
992	Penske Automotive Group Inc.	45,652
9,998	Ross Stores Inc.	1,087,582
3,442	Tiffany & Co.	459,817
34,434	TJX Cos., Inc. (The)	2,059,153
3,397	Tractor Supply Co.	300,668
1,608	Ulta Beauty Inc.*	413,401
1,957	Urban Outfitters Inc.*	46,009
2,228	Williams-Sonoma Inc.	139,005

	Total Specialty Retail	34,421,836

Textiles, Apparel & Luxury Goods — 0.7%
29,871	Canada Goose Holdings Inc.*(a)	823,543
4,130	Capri Holdings Ltd.*	106,637
1,255	Carter’s Inc.	114,795
843	Columbia Sportswear Co.	68,536
136,497	Hanesbrands Inc.	1,807,220
3,359	lululemon athletica Inc.*	730,280
70,220	NIKE Inc., Class B Shares	6,276,264
2,123	PVH Corp.	157,336

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 10.6% — (continued)

Textiles, Apparel & Luxury Goods — 0.7%
1,397	Ralph Lauren Corp., Class A Shares	$147,397
3,745	Skechers U.S.A. Inc., Class A Shares*	123,885
7,822	Tapestry Inc.	183,426
5,350	Under Armour Inc., Class A Shares*	75,916
5,519	Under Armour Inc., Class C Shares*	68,877
8,757	V.F. Corp.	630,504

	Total Textiles, Apparel & Luxury Goods	11,314,616

	TOTAL CONSUMER DISCRETIONARY	159,334,126

CONSUMER STAPLES — 5.8%

Beverages — 1.5%
29,380	Anheuser-Busch InBev SA, ADR(a)	1,714,911
1,309	Brown-Forman Corp., Class A Shares	76,825
4,900	Brown-Forman Corp., Class B Shares	300,909
249,075	Coca-Cola Co. (The)	13,323,022
4,513	Constellation Brands Inc., Class A Shares	777,951
5,816	Keurig Dr Pepper Inc.	162,150
4,961	Molson Coors Beverage Co., Class B Shares	246,115
10,864	Monster Beverage Corp.*	678,022
39,761	PepsiCo Inc.	5,249,645

	Total Beverages	22,529,550

Food & Staples Retailing — 0.9%
1,052	Casey’s General Stores Inc.	171,497
20,836	Costco Wholesale Corp.	5,857,833
922	Grocery Outlet Holding Corp.*	29,181
22,662	Kroger Co. (The)	637,482
3,218	Sprouts Farmers Market Inc.*	51,424
13,440	Sysco Corp.	895,776
6,218	US Foods Holding Corp.*	209,174
21,253	Walgreens Boots Alliance Inc.	972,537
39,862	Walmart Inc.	4,292,340

	Total Food & Staples Retailing	13,117,244

Food Products — 2.1%
196,583	Archer-Daniels-Midland Co.	7,401,350
1,367	Beyond Meat Inc.*(a)	122,552
3,828	Bunge Ltd.	179,725
4,644	Campbell Soup Co.	209,537
275,151	Conagra Brands Inc.	7,343,780
5,576	Flowers Foods Inc.	120,051
17,062	General Mills Inc.	836,038
2,197	Hain Celestial Group Inc. (The)*	52,135
4,118	Hershey Co. (The)	592,951
7,921	Hormel Foods Corp.	329,514
1,832	Ingredion Inc.	152,606
3,131	J.M. Smucker Co. (The)	322,462
7,019	Kellogg Co.	424,439
17,802	Kraft Heinz Co. (The)	440,955
4,166	Lamb Weston Holdings Inc.	361,984
11,297	McCormick & Co., Inc.	1,651,508
193,521	Mondelez International Inc., Class A Shares	10,217,909
1,576	Pilgrim’s Pride Corp.*	33,348
1,850	Post Holdings Inc.*	187,331
8	Seaboard Corp.	27,320

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

CONSUMER STAPLES — 5.8% — (continued)

Food Products — 2.1% — (continued)
1,514	TreeHouse Foods Inc.*	$57,698
8,206	Tyson Foods Inc., Class A Shares	556,613

	Total Food Products	31,621,806

Household Products — 0.8%
7,016	Church & Dwight Co., Inc.	487,752
3,590	Clorox Co. (The)	572,318
23,810	Colgate-Palmolive Co.	1,608,842
1,671	Energizer Holdings Inc.	71,836
9,651	Kimberly-Clark Corp.	1,266,115
70,167	Procter & Gamble Co. (The)	7,945,009
1,140	Spectrum Brands Holdings Inc.	61,435

	Total Household Products	12,013,307

Personal Products — 0.1%
8,462	Coty Inc., Class A Shares	78,104
6,155	Estee Lauder Cos., Inc. (The), Class A Shares	1,130,058
2,913	Herbalife Nutrition Ltd.*	94,265
1,422	Nu Skin Enterprises Inc., Class A Shares	34,867

	Total Personal Products	1,337,294

Tobacco — 0.4%
53,076	Altria Group Inc.	2,142,678
44,116	Philip Morris International Inc.	3,611,777

	Total Tobacco	5,754,455

	TOTAL CONSUMER STAPLES	86,373,656

ENERGY — 3.8%

Energy Equipment & Services — 0.5%
2,200	Apergy Corp.*(a)	40,920
18,355	Baker Hughes Co., Class A Shares	295,332
350,110	Halliburton Co.	5,937,866
3,038	Helmerich & Payne Inc.	112,072
10,995	National Oilwell Varco Inc.	205,716
5,776	Patterson-UTI Energy Inc.	33,096
39,102	Schlumberger Ltd.	1,059,273
15,646	Transocean Ltd.*	52,414

	Total Energy Equipment & Services	7,736,689

Oil, Gas & Consumable Fuels — 3.3%
6,739	Antero Midstream Corp.(a)	29,382
7,956	Antero Resources Corp.*	12,730
10,712	Apache Corp.	266,943
11,163	Cabot Oil & Gas Corp.	155,501
5,357	Centennial Resource Development Inc., Class A Shares*	12,696
6,479	Cheniere Energy Inc.*	332,308
37,981	Chesapeake Energy Corp.*	10,445
54,116	Chevron Corp.	5,051,187
2,850	Cimarex Energy Co.	94,193
5,670	Concho Resources Inc.	385,673
158,397	ConocoPhillips	7,669,583
2,520	Continental Resources Inc.	47,754
11,040	Devon Energy Corp.	179,290
4,556	Diamondback Energy Inc.	282,472
62,807	EOG Resources Inc.	3,973,171
7,244	EQT Corp.	42,522

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

ENERGY — 3.8% — (continued)

Oil, Gas & Consumable Fuels — 3.3% — (continued)
5,808	Equitrans Midstream Corp.	$41,004
120,166	Exxon Mobil Corp.	6,181,339
7,662	Hess Corp.	430,451
4,133	HollyFrontier Corp.	139,199
55,081	Kinder Morgan Inc.	1,055,903
10,308	Kosmos Energy Ltd.	31,439
636,868	Marathon Oil Corp.	5,273,267
18,326	Marathon Petroleum Corp.	869,019
4,392	Murphy Oil Corp.	82,789
13,507	Noble Energy Inc.	213,816
213,002	Occidental Petroleum Corp.	6,973,685
11,704	ONEOK Inc.	780,891
7,662	Parsley Energy Inc., Class A Shares	102,671
3,452	PBF Energy Inc., Class A Shares	77,290
12,653	Phillips 66	947,204
26,806	Pioneer Natural Resources Co.	3,291,241
5,829	Range Resources Corp.(a)	16,146
115,233	Suncor Energy Inc.	3,180,431
6,521	Targa Resources Corp.	211,280
11,676	Valero Energy Corp.	773,535
34,543	Williams Cos., Inc. (The)	658,044
11,947	WPX Energy Inc.*	111,466

	Total Oil, Gas & Consumable Fuels	49,987,960

	TOTAL ENERGY	57,724,649

FINANCIALS — 11.0%

Banks — 3.0%
4,563	Associated Banc-Corp.	77,252
230,999	Bank of America Corp.	6,583,472
1,161	Bank of Hawaii Corp.	86,402
3,460	Bank OZK	87,849
2,672	BankUnited Inc.	79,358
868	BOK Financial Corp.	62,843
2,695	CIT Group Inc.	107,019
61,943	Citigroup Inc.	3,930,903
12,276	Citizens Financial Group Inc.	389,026
4,138	Comerica Inc.	217,824
2,884	Commerce Bancshares Inc.	176,039
1,638	Cullen/Frost Bankers Inc.	128,403
4,053	East West Bancorp Inc.	157,013
20,106	Fifth Third Bancorp	490,586
188	First Citizens BancShares Inc., Class A Shares	85,222
3,779	First Hawaiian Inc.	90,507
8,616	First Horizon National Corp.	114,851
4,665	First Republic Bank	469,159
8,756	FNB Corp.	88,348
29,005	Huntington Bancshares Inc.	355,891
88,525	JPMorgan Chase & Co.	10,278,638
27,893	KeyCorp.	456,051
3,741	M&T Bank Corp.	525,162
3,217	PacWest Bancorp	101,786
12,698	People’s United Financial Inc.	177,645
2,135	Pinnacle Financial Partners Inc.	112,386
12,395	PNC Financial Services Group Inc. (The)	1,566,728

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 11.0% — (continued)

Banks — 3.0% — (continued)
2,653	Popular Inc.	$127,291
2,627	Prosperity Bancshares Inc.	169,704
27,206	Regions Financial Corp.	367,825
1,465	Signature Bank	183,272
5,768	Sterling Bancorp	95,633
1,480	SVB Financial Group*	308,077
3,944	Synovus Financial Corp.	114,455
4,316	TCF Financial Corp.	157,275
1,343	Texas Capital Bancshares Inc.*	63,229
184,330	Truist Financial Corp.	8,504,986
6,345	Umpqua Holdings Corp.	97,650
40,565	US Bancorp	1,883,839
2,603	Webster Financial Corp.	98,836
108,178	Wells Fargo & Co.	4,419,071
2,755	Western Alliance Bancorp	126,840
1,618	Wintrust Financial Corp.	86,417
4,843	Zions Bancorp NA	193,478

	Total Banks	43,994,241

Capital Markets — 3.5%
18,598	Affiliated Managers Group Inc.	1,398,942
39,949	Ameriprise Financial Inc.	5,644,794
190,965	Bank of New York Mellon Corp. (The)	7,619,504
8,152	BGC Partners Inc., Class A Shares	37,988
3,354	BlackRock Inc., Class A Shares	1,552,936
3,157	Cboe Global Markets Inc.	359,898
90,148	Charles Schwab Corp. (The)	3,673,531
10,041	CME Group Inc., Class A Shares	1,996,352
6,308	E*Trade Financial Corp.	288,780
3,182	Eaton Vance Corp.	131,289
1,126	Evercore Inc., Class A Shares	75,014
1,068	FactSet Research Systems Inc.	284,077
8,024	Franklin Resources Inc.	174,602
9,029	Goldman Sachs Group Inc. (The)	1,812,752
2,032	Interactive Brokers Group Inc., Class A Shares	103,835
97,876	Intercontinental Exchange Inc.	8,732,497
10,840	Invesco Ltd.	156,096
2,928	Janus Henderson Group PLC.	62,074
2,953	Lazard Ltd., Class A Shares	105,777
2,471	Legg Mason Inc.	123,105
2,274	LPL Financial Holdings Inc.	180,738
1,049	MarketAxess Holdings Inc.	340,222
4,679	Moody’s Corp.	1,123,100
32,944	Morgan Stanley(b)	1,483,468
550	Morningstar Inc.	80,795
12,589	MSCI Inc., Class A Shares	3,719,294
3,209	Nasdaq Inc.	329,083
5,540	Northern Trust Corp.	486,190
3,499	Raymond James Financial Inc.	292,621
31,117	S&P Global Inc.	8,274,322
3,679	SEI Investments Co.	201,278
10,332	State Street Corp.	703,713
6,486	T. Rowe Price Group Inc.	765,413
7,582	TD Ameritrade Holding Corp.	320,188

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 11.0% — (continued)

Capital Markets — 3.5% — (continued)
1,319	Virtu Financial Inc., Class A Shares	$24,810

	Total Capital Markets	52,659,078

Consumer Finance — 0.5%
10,810	Ally Financial Inc.	271,007
42,125	American Express Co.	4,630,801
13,311	Capital One Financial Corp.	1,174,829
307	Credit Acceptance Corp.*(a)	123,782
8,908	Discover Financial Services	584,187
227	LendingTree Inc.*	62,611
5,142	Navient Corp.	57,745
1,910	OneMain Holdings Inc., Class A Shares	70,192
2,673	Santander Consumer USA Holdings Inc.(a)	65,221
12,361	SLM Corp.	128,184
18,336	Synchrony Financial	533,578

	Total Consumer Finance	7,702,137

Diversified Financial Services — 0.8%
55,529	Berkshire Hathaway Inc., Class B Shares*	11,457,854
11,813	Equitable Holdings Inc.	252,798
7,536	Jefferies Financial Group Inc.	148,535
3,874	Voya Financial Inc.	203,927

	Total Diversified Financial Services	12,063,114

Insurance — 3.1%
20,683	Aflac Inc.	886,267
399	Alleghany Corp.*	268,228
83,209	Allstate Corp. (The)	8,757,747
2,045	American Financial Group Inc.	188,999
177,089	American International Group Inc.	7,466,072
167	American National Insurance Co.	16,426
6,621	Aon PLC.	1,377,168
10,924	Arch Capital Group Ltd.*	441,657
5,241	Arthur J. Gallagher & Co.	510,945
21,537	Assurant Inc.	2,597,147
2,541	Assured Guaranty Ltd.	103,698
4,041	Athene Holding Ltd., Class A Shares*	166,691
2,381	Axis Capital Holdings Ltd.	133,622
3,177	Brighthouse Financial Inc.*	113,864
6,716	Brown & Brown Inc.	288,855
12,774	Chubb Ltd.	1,852,613
4,339	Cincinnati Financial Corp.	404,568
826	CNA Financial Corp.	34,345
701	Erie Indemnity Co., Class A Shares	100,187
1,145	Everest Re Group Ltd.	283,823
7,529	Fidelity National Financial Inc.	291,824
3,109	First American Financial Corp.	177,524
3,061	Globe Life Inc.	283,632
1,124	Hanover Insurance Group Inc. (The)	133,239
10,272	Hartford Financial Services Group Inc. (The)	513,086
1,835	Kemper Corp.	126,321
74,223	Lincoln National Corp.	3,368,982
7,285	Loews Corp.	332,415
386	Markel Corp.*	456,098
86,452	Marsh & McLennan Cos., Inc.	9,039,421

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 11.0% — (continued)

Insurance — 3.1% — (continued)
827	Mercury General Corp.	$35,817
22,152	MetLife Inc.	946,333
7,816	Old Republic International Corp.	154,132
1,147	Primerica Inc.	127,707
7,875	Principal Financial Group Inc.	349,571
16,476	Progressive Corp. (The)	1,205,384
11,552	Prudential Financial Inc.	871,598
1,750	Reinsurance Group of America Inc., Class A Shares	213,553
1,242	RenaissanceRe Holdings Ltd.	211,637
7,344	Travelers Cos., Inc. (The)	879,885
5,702	Unum Group	132,914
83	White Mountains Insurance Group Ltd.	82,178
3,679	Willis Towers Watson PLC.	696,251
4,023	WR Berkley Corp.	270,104

	Total Insurance	46,892,528

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
15,063	AGNC Investment Corp.	256,673
40,428	Annaly Capital Management Inc.	358,192
5,366	Chimera Investment Corp.	105,442
12,784	MFA Financial Inc.	92,428
11,819	New Residential Investment Corp.	183,904
7,760	Starwood Property Trust Inc.	172,117
7,445	Two Harbors Investment Corp.	100,880

	Total Mortgage Real Estate Investment Trusts (REITs)	1,269,636

Thrifts & Mortgage Finance — 0.0%
9,463	MGIC Investment Corp.	113,840
12,421	New York Community Bancorp Inc.	134,271
1,501	TFS Financial Corp.	30,680

	Total Thrifts & Mortgage Finance	278,791

	TOTAL FINANCIALS	164,859,525

HEALTH CARE — 15.4%

Biotechnology — 1.8%
41,976	AbbVie Inc.	3,597,763
1,730	Agios Pharmaceuticals Inc.*	82,140
48,005	Alexion Pharmaceuticals Inc.*	4,513,910
4,562	Alkermes PLC*	95,072
3,019	Alnylam Pharmaceuticals Inc.*	355,215
17,019	Amgen Inc.	3,399,205
5,097	Biogen Inc.*	1,571,864
22,745	BioMarin Pharmaceutical Inc.*	2,055,466
1,504	Bluebird Bio Inc.*	108,784
21,985	Exact Sciences Corp.*	1,779,686
8,506	Exelixis Inc.*	158,127
36,204	Gilead Sciences Inc.	2,511,109
5,066	Incyte Corp.*	382,027
3,647	Ionis Pharmaceuticals Inc.*	185,195
6,013	Moderna Inc.*(a)	155,917
2,575	Neurocrine Biosciences Inc.*	243,852
2,328	Regeneron Pharmaceuticals Inc.*	1,034,959
1,478	Sage Therapeutics Inc.*	69,466
15,612	Sarepta Therapeutics Inc.*	1,787,106
3,222	Seattle Genetics Inc.*	366,857

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.4% — (continued)

Biotechnology — 1.8% — (continued)
1,250	United Therapeutics Corp.*	$128,700
7,259	Vertex Pharmaceuticals Inc.*	1,626,234

	Total Biotechnology	26,208,654

Health Care Equipment & Supplies — 4.5%
143,482	Abbott Laboratories	11,052,419
6,356	ABIOMED Inc.*	955,053
9,255	Align Technology Inc.*	2,020,829
102,648	Baxter International Inc.	8,568,029
7,587	Becton Dickinson and Co.	1,804,340
39,300	Boston Scientific Corp.*	1,469,427
1,084	Cantel Medical Corp.	68,400
1,387	Cooper Cos., Inc. (The)	450,179
17,488	Danaher Corp.	2,528,415
6,356	DENTSPLY SIRONA Inc.	312,969
2,581	DexCom Inc.*	712,356
14,892	Edwards Lifesciences Corp.*	3,050,477
138,982	Envista Holdings Corp.*	3,527,363
1,904	Hill-Rom Holdings Inc.	182,879
7,593	Hologic Inc.*	357,782
551	ICU Medical Inc.*	107,891
13,041	IDEXX Laboratories Inc.*	3,319,065
1,654	Insulet Corp.*	314,210
2,077	Integra LifeSciences Holdings Corp.*	108,212
3,246	Intuitive Surgical Inc.*	1,733,234
1,342	Masimo Corp.*	219,189
198,330	Medtronic PLC.	19,965,881
896	Penumbra Inc.*	148,611
4,048	ResMed Inc.	643,470
2,400	STERIS PLC.	380,688
9,722	Stryker Corp.	1,852,916
1,316	Teleflex Inc.	440,886
2,592	Varian Medical Systems Inc.*	318,738
2,085	West Pharmaceutical Services Inc.	313,918
5,838	Zimmer Biomet Holdings Inc.	794,844

	Total Health Care Equipment & Supplies	67,722,670

Health Care Providers & Services — 3.9%
2,475	Acadia Healthcare Co., Inc.*	73,260
4,327	AmerisourceBergen Corp., Class A Shares	364,853
7,190	Anthem Inc.	1,848,477
153,303	Cardinal Health Inc.	7,990,152
105,091	Centene Corp.*	5,571,925
446	Chemed Corp.	186,258
51,791	Cigna Corp.	9,474,646
2,733	Covetrus Inc.*	30,364
149,528	CVS Health Corp.	8,849,067
2,856	DaVita Inc.*	221,683
2,710	Encompass Health Corp.	202,816
1,028	Guardant Health Inc.*	89,395
49,553	HCA Healthcare Inc.	6,293,726
4,086	Henry Schein Inc.*	249,001
3,738	Humana Inc.	1,194,964
2,740	Laboratory Corp. of America Holdings*	481,391
5,125	McKesson Corp.	716,782

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 15.4% — (continued)

Health Care Providers & Services — 3.9% — (continued)
2,328	MEDNAX Inc.*	$39,785
1,776	Molina Healthcare Inc.*	217,649
1,773	Premier Inc., Class A Shares*	52,179
3,827	Quest Diagnostics Inc.	405,892
54,831	UnitedHealth Group Inc.	13,979,712
2,189	Universal Health Services Inc., Class B Shares	270,867

	Total Health Care Providers & Services	58,804,844

Health Care Technology — 0.1%
8,893	Cerner Corp.	616,018
1,427	Change Healthcare Inc.*(a)	19,393
3,709	Veeva Systems Inc., Class A Shares*	526,567

	Total Health Care Technology	1,161,978

Life Sciences Tools & Services — 0.9%
484	Adaptive Biotechnologies Corp.*	13,600
8,843	Agilent Technologies Inc.	681,530
9,074	Avantor Inc.*	142,915
605	Bio-Rad Laboratories Inc., Class A Shares*	212,972
1,068	Bio-Techne Corp.	201,735
2,910	Bruker Corp.	126,760
1,373	Charles River Laboratories International Inc.*	213,598
12,722	Illumina Inc.*	3,379,854
5,028	IQVIA Holdings Inc.*	701,356
683	Mettler-Toledo International Inc.*	479,261
3,143	PerkinElmer Inc.	271,681
1,809	PRA Health Sciences Inc.*	170,408
6,305	QIAGEN NV*	226,349
23,127	Thermo Fisher Scientific Inc.	6,725,332
1,797	Waters Corp.*	350,217

	Total Life Sciences Tools & Services	13,897,568

Pharmaceuticals — 4.2%
9,292	Allergan PLC.	1,771,706
118,406	Bristol-Myers Squibb Co.	6,993,058
4,132	Catalent Inc.*	212,922
10,749	Elanco Animal Health Inc.*	294,523
24,144	Eli Lilly & Co.	3,045,283
5,229	Horizon Therapeutics PLC*	178,936
1,578	Jazz Pharmaceuticals PLC*	180,807
149,209	Johnson & Johnson	20,065,626
170,905	Merck & Co., Inc.	13,084,487
14,664	Mylan NV*	252,074
4,870	Nektar Therapeutics, Class A Shares*	101,345
3,595	Perrigo Co. PLC.	182,230
348,328	Pfizer Inc.	11,641,122
42,848	Zoetis Inc., Class A Shares	5,708,639

	Total Pharmaceuticals	63,712,758

	TOTAL HEALTH CARE	231,508,472

INDUSTRIALS — 9.1%

Aerospace & Defense — 2.3%
10,814	Arconic Inc.	317,391
15,024	Boeing Co. (The)	4,133,253
2,708	BWX Technologies Inc.	148,507

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 9.1% — (continued)

Aerospace & Defense — 2.3% — (continued)
1,212	Curtiss-Wright Corp.	$145,367
7,202	General Dynamics Corp.	1,150,087
1,131	HEICO Corp.	121,978
2,174	HEICO Corp., Class A Shares	192,030
2,415	Hexcel Corp.	156,082
1,121	Huntington Ingalls Industries Inc.	230,399
6,240	L3Harris Technologies Inc.	1,233,835
7,019	Lockheed Martin Corp.	2,596,118
27,679	Northrop Grumman Corp.	9,101,962
48,319	Raytheon Co.	9,111,031
2,933	Spirit AeroSystems Holdings Inc., Class A Shares	154,980
1,020	Teledyne Technologies Inc.*	344,066
6,564	Textron Inc.	266,498
1,400	TransDigm Group Inc.	780,934
32,451	United Technologies Corp.	4,237,776

	Total Aerospace & Defense	34,422,294

Air Freight & Logistics — 0.7%
16,918	CH Robinson Worldwide Inc.	1,165,650
4,888	Expeditors International of Washington Inc.	344,213
6,798	FedEx Corp.	959,674
47,521	United Parcel Service Inc., Class B Shares	4,300,175
43,043	XPO Logistics Inc.*	3,183,891

	Total Air Freight & Logistics	9,953,603

Airlines — 0.1%
3,441	Alaska Air Group Inc.	173,633
11,007	American Airlines Group Inc.	209,683
893	Copa Holdings SA, Class A Shares(a)	74,244
16,394	Delta Air Lines Inc.	756,255
8,043	JetBlue Airways Corp.*	126,919
13,465	Southwest Airlines Co.	621,948
6,590	United Airlines Holdings Inc.*	405,878

	Total Airlines	2,368,560

Building Products — 0.7%
2,594	Allegion PLC.	298,284
3,869	AO Smith Corp.	153,019
78,360	Armstrong World Industries Inc.	7,847,754
3,973	Fortune Brands Home & Security Inc.	245,333
22,152	Johnson Controls International PLC.	810,099
999	Lennox International Inc.	227,902
8,012	Masco Corp.	331,056
3,060	Owens Corning.	172,859
3,504	Resideo Technologies Inc.*	37,668

	Total Building Products	10,123,974

Commercial Services & Supplies — 0.8%
3,147	ADT Inc.(a)	20,109
2,350	Cintas Corp.	626,839
1,468	Clean Harbors Inc.*	102,055
5,691	Copart Inc.*	480,776
3,800	IAA Inc.*	162,336
3,800	KAR Auction Services Inc.	73,150
6,076	Republic Services Inc., Class A Shares	548,420

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 9.1% — (continued)

Commercial Services & Supplies — 0.8% — (continued)
3,851	Rollins Inc.	$144,181
2,572	Stericycle Inc.*	147,710
84,218	Waste Management Inc.	9,332,197

	Total Commercial Services & Supplies	11,637,773

Construction & Engineering — 0.3%
51,863	AECOM*	2,330,723
4,054	Fluor Corp.	37,783
3,759	Jacobs Engineering Group Inc.	347,106
55,058	Quanta Services Inc.	2,099,362
605	Valmont Industries Inc.	70,313

	Total Construction & Engineering	4,885,287

Electrical Equipment — 0.3%
1,128	Acuity Brands Inc.	116,026
6,480	AMETEK Inc.	557,280
11,651	Eaton Corp. PLC.	1,056,979
17,292	Emerson Electric Co.	1,108,590
1,240	GrafTech International Ltd.(a)	10,118
1,546	Hubbell Inc., Class B Shares	205,989
4,394	nVent Electric PLC.	105,500
1,094	Regal Beloit Corp.	84,938
3,274	Rockwell Automation Inc.	600,779
4,340	Sensata Technologies Holding PLC*	177,072

	Total Electrical Equipment	4,023,271

Industrial Conglomerates — 0.8%
15,874	3M Co.	2,369,036
1,601	Carlisle Cos., Inc.	232,609
245,603	General Electric Co.	2,672,161
37,261	Honeywell International Inc.	6,042,616
2,888	Roper Technologies Inc.	1,015,710

	Total Industrial Conglomerates	12,332,132

Machinery — 0.9%
1,811	AGCO Corp.	109,439
3,176	Allison Transmission Holdings Inc.	128,946
15,194	Caterpillar Inc.	1,887,702
2,563	Colfax Corp.*	85,784
1,428	Crane Co.	97,033
4,256	Cummins Inc.	643,890
8,900	Deere & Co.	1,392,672
3,638	Donaldson Co., Inc.	164,001
4,131	Dover Corp.	424,419
3,735	Flowserve Corp.	150,110
8,422	Fortive Corp.	582,465
3,820	Gardner Denver Holdings Inc.*(c)	125,258
1,535	Gates Industrial Corp. PLC*	16,056
4,701	Graco Inc.	231,853
2,154	IDEX Corp.	318,792
9,062	Illinois Tool Works Inc.	1,520,422
6,781	Ingersoll-Rand PLC.	875,020
2,499	ITT Inc.	150,315
1,616	Lincoln Electric Holdings Inc.	132,334
1,579	Middleby Corp. (The)*	176,548
1,632	Nordson Corp.	237,130

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 9.1% — (continued)

Machinery — 0.9% — (continued)
1,936	Oshkosh Corp.	$139,682
9,654	PACCAR Inc.	645,853
3,642	Parker-Hannifin Corp.	672,932
4,761	Pentair PLC.	187,536
1,564	Snap-on Inc.	226,389
4,320	Stanley Black & Decker Inc.	620,784
1,912	Timken Co. (The)	85,734
3,013	Toro Co. (The)	215,218
2,566	Trinity Industries Inc.	52,218
1,456	WABCO Holdings Inc.*	196,706
5,118	Westinghouse Air Brake Technologies Corp.	351,607
1,572	Woodward Inc.	162,230
5,105	Xylem Inc.	394,821

	Total Machinery	13,401,899

Marine — 0.0%
1,722	Kirby Corp.*	109,777

Professional Services — 0.4%
1,011	CoStar Group Inc.*	674,933
3,430	Equifax Inc.	487,197
46,179	IHS Markit Ltd.	3,289,792
1,664	ManpowerGroup Inc.	126,364
10,131	Nielsen Holdings PLC.	184,486
3,182	Robert Half International Inc.	160,405
5,334	TransUnion	474,299
4,489	Verisk Analytics Inc., Class A Shares	696,289

	Total Professional Services	6,093,765

Road & Rail — 1.0%
252	AMERCO	81,273
29,571	Avis Budget Group Inc.*	957,361
21,110	CSX Corp.	1,487,200
36,431	Hertz Global Holdings Inc.*	465,952
2,427	JB Hunt Transport Services Inc.	234,060
2,796	Kansas City Southern	421,301
3,574	Knight-Swift Transportation Holdings Inc., Class A Shares	114,154
1,141	Landstar System Inc.	115,207
5,232	Lyft Inc., Class A Shares*	199,444
23,475	Norfolk Southern Corp.	4,280,666
1,849	Old Dominion Freight Line Inc.	358,336
1,485	Ryder System Inc.	56,489
1,355	Schneider National Inc., Class B Shares	24,268
87,431	Uber Technologies Inc.*	2,961,288
19,711	Union Pacific Corp.	3,150,015

	Total Road & Rail	14,907,014

Trading Companies & Distributors — 0.8%
57,918	AerCap Holdings NV*	3,016,369
44,377	Air Lease Corp., Class A Shares	1,702,302
16,302	Fastenal Co.	557,855
4,611	HD Supply Holdings Inc.*	175,310
1,183	MSC Industrial Direct Co., Inc., Class A Shares	73,133
29,997	United Rentals Inc.*	3,974,003
4,881	Univar Solutions Inc.*	82,928
941	Watsco Inc.	147,718

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 9.1% — (continued)

Trading Companies & Distributors — 0.8% — (continued)
1,227	WESCO International Inc.*	$49,779
9,848	WW Grainger Inc.	2,733,214

	Total Trading Companies & Distributors	12,512,611

Transportation Infrastructure — 0.0%
2,091	Macquarie Infrastructure Corp.	82,072

	TOTAL INDUSTRIALS	136,854,032

INFORMATION TECHNOLOGY — 22.8%

Communications Equipment — 1.3%
1,690	Arista Networks Inc.*	326,373
4,414	Ciena Corp.*	169,718
284,414	Cisco Systems Inc.	11,356,651
62,354	CommScope Holding Co., Inc.*	686,517
1,404	EchoStar Corp., Class A Shares*	49,028
1,703	F5 Networks Inc.*	204,275
9,326	Juniper Networks Inc.	197,898
35,082	Motorola Solutions Inc.	5,812,386
247	Ubiquiti Inc.	33,508
1,592	ViaSat Inc.*	91,540

	Total Communications Equipment	18,927,894

Electronic Equipment, Instruments & Components — 0.8%
8,300	Amphenol Corp., Class A Shares	760,944
30,939	Arrow Electronics Inc.*	2,074,769
2,744	Avnet Inc.	84,186
4,056	CDW Corp.	463,276
4,632	Cognex Corp.	206,309
696	Coherent Inc.*	89,582
21,543	Corning Inc.	514,016
1,789	Dolby Laboratories Inc., Class A Shares	117,537
163,428	Flex Ltd.*	1,815,685
3,729	FLIR Systems Inc.	158,371
1,011	IPG Photonics Corp.*	129,044
4,243	Jabil Inc.	135,988
5,347	Keysight Technologies Inc.*	506,682
641	Littelfuse Inc.	102,355
3,754	National Instruments Corp.	151,211
19,161	SYNNEX Corp.	2,395,700
7,149	Trimble Inc.*	282,243
10,874	Zebra Technologies Corp., Class A Shares*	2,294,088

	Total Electronic Equipment, Instruments & Components	12,281,986

IT Services — 5.0%
18,092	Accenture PLC, Class A Shares	3,267,234
37,054	Akamai Technologies Inc.*	3,205,542
20,223	Alliance Data Systems Corp.	1,736,751
3,860	Amdocs Ltd.	246,075
12,336	Automatic Data Processing Inc.	1,908,873
4,094	Black Knight Inc.*	273,111
3,886	Booz Allen Hamilton Holding Corp., Class A Shares	277,072
3,242	Broadridge Financial Solutions Inc.	338,335
708	CACI International Inc., Class A Shares*	173,474
15,672	Cognizant Technology Solutions Corp., Class A Shares	954,895
2,331	CoreLogic Inc.	105,757

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 22.8% — (continued)

IT Services — 5.0% — (continued)
7,185	DXC Technology Co.	$173,230
1,478	EPAM Systems Inc.*	329,890
1,424	Euronet Worldwide Inc.*	176,633
32,837	Fidelity National Information Services Inc.	4,587,986
83,972	Fiserv Inc.*	9,183,178
2,431	FleetCor Technologies Inc.*	646,135
2,490	Gartner Inc.*	322,181
5,387	Genpact Ltd.	207,184
8,435	Global Payments Inc.	1,551,787
4,863	GoDaddy Inc., Class A Shares*	340,313
25,176	International Business Machines Corp.	3,276,656
2,189	Jack Henry & Associates Inc.	332,159
3,781	Leidos Holdings Inc.	388,120
25,167	MasterCard Inc., Class A Shares	7,304,722
1,191	MongoDB Inc., Class A Shares*	181,627
2,942	Okta Inc., Class A Shares*	376,752
9,140	Paychex Inc.	708,167
61,535	PayPal Holdings Inc.*	6,645,165
173,850	Sabre Corp.	2,366,968
44,888	Square Inc., Class A Shares*	3,740,517
1,129	Switch Inc., Class A Shares	16,190
3,445	Twilio Inc., Class A Shares*	388,045
2,946	VeriSign Inc.*	559,003
97,666	Visa Inc., Class A Shares	17,751,772
11,654	Western Union Co. (The)	260,933
1,228	WEX Inc.*	229,931

	Total IT Services	74,532,363

Semiconductors & Semiconductor Equipment — 5.5%
29,156	Advanced Micro Devices Inc.*	1,326,015
83,328	Analog Devices Inc.	9,086,918
67,472	Applied Materials Inc.	3,921,473
48,962	Broadcom Inc.	13,348,020
2,997	Cree Inc.*	134,056
10,229	Cypress Semiconductor Corp.	236,188
3,809	Entegris Inc.	203,096
2,389	First Solar Inc.*	109,345
259,179	Intel Corp.	14,389,618
4,536	KLA Corp.	697,229
4,076	Lam Research Corp.	1,196,021
18,743	Marvell Technology Group Ltd.	399,226
7,737	Maxim Integrated Products Inc.	430,332
53,269	Microchip Technology Inc.	4,832,031
31,317	Micron Technology Inc.*	1,646,021
1,547	MKS Instruments Inc.	154,994
1,199	Monolithic Power Systems Inc.	190,209
42,239	NVIDIA Corp.	11,407,487
11,381	ON Semiconductor Corp.*	212,369
3,262	Qorvo Inc.*	328,092
63,739	QUALCOMM Inc.	4,990,764
68,739	Skyworks Solutions Inc.	6,886,273
4,721	Teradyne Inc.	277,406
42,222	Texas Instruments Inc.	4,819,219
1,215	Universal Display Corp.	192,930
7,250	Xilinx Inc.	605,302

	Total Semiconductors & Semiconductor Equipment	82,020,634

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 22.8% — (continued)

Software — 7.2%
1,658	2U Inc.*	$38,980
36,820	Adobe Inc.*	12,707,318
1,295	Alteryx Inc., Class A Shares*	180,808
2,440	Anaplan Inc.*	109,654
2,383	ANSYS Inc.*	577,139
1,965	Aspen Technology Inc.*	209,292
3,309	Atlassian Corp. PLC, Class A Shares*	479,673
6,220	Autodesk Inc.*	1,187,274
1,278	Avalara Inc.*	108,310
7,931	Cadence Design Systems Inc.*	524,556
3,466	CDK Global Inc.	159,505
1,082	Cerence Inc.*	23,490
2,686	Ceridian HCM Holding Inc.*	189,981
3,489	Citrix Systems Inc.	360,728
1,743	Coupa Software Inc.*	261,014
4,338	DocuSign Inc., Class A Shares*	374,413
6,191	Dropbox Inc., Class A Shares*	121,096
1,843	Dynatrace Inc.*	59,529
1,305	Elastic NV*	96,387
808	Fair Isaac Corp.*	303,832
5,842	FireEye Inc.*	77,319
4,081	Fortinet Inc.*	416,507
2,325	Guidewire Software Inc.*	254,843
1,134	HubSpot Inc.*	203,496
13,837	Intuit Inc.	3,678,566
1,398	LogMeIn Inc.	119,158
1,834	Manhattan Associates Inc.*	123,538
464	Medallia Inc.*	11,512
262,952	Microsoft Corp.	42,600,853
1,382	New Relic Inc.*	77,751
16,506	NortonLifeLock Inc.	314,109
7,843	Nuance Communications Inc.*	169,566
48,721	Nutanix Inc., Class A Shares*	1,161,509
245,299	Oracle Corp.	12,132,489
1,212	PagerDuty Inc.*(a)	24,967
11,601	Palo Alto Networks Inc.*	2,141,777
1,403	Paycom Software Inc.*	396,558
931	Paylocity Holding Corp.*	120,583
1,020	Pegasystems Inc.	92,310
1,621	Pluralsight Inc., Class A Shares*	28,902
1,564	Proofpoint Inc.*	166,801
2,962	PTC Inc.*	223,779
2,167	RealPage Inc.*	138,905
2,090	RingCentral Inc., Class A Shares*	492,717
59,264	salesforce.com Inc.*	10,098,586
15,641	ServiceNow Inc.*	5,100,374
2,552	Smartsheet Inc., Class A Shares*	118,158
1,293	SolarWinds Corp.*	23,558
37,896	Splunk Inc.*	5,583,218
6,309	SS&C Technologies Holdings Inc.	350,149
4,249	Synopsys Inc.*	586,065
3,236	Teradata Corp.*	64,526
1,111	Trade Desk Inc. (The), Class A Shares*	319,135
1,072	Tyler Technologies Inc.*	335,911

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 22.8% — (continued)

Software — 7.2% — (continued)
16,080	VMware Inc., Class A Shares*	$1,937,962
4,626	Workday Inc., Class A Shares*	801,454
3,165	Zendesk Inc.*	251,016
1,844	Zscaler Inc.*(a)	95,870

	Total Software.	108,907,476

Technology Hardware, Storage & Peripherals — 3.0%
144,989	Apple Inc.	39,634,193
4,322	Dell Technologies Inc., Class C Shares*	174,868
37,057	Hewlett Packard Enterprise Co.	473,959
42,214	HP Inc.	877,629
3,670	NCR Corp.*	92,484
6,820	NetApp Inc.	318,631
6,763	Pure Storage Inc., Class A Shares*	103,203
69,182	Western Digital Corp.	3,843,752
5,047	Xerox Holdings Corp.	162,513

	Total Technology Hardware, Storage & Peripherals	45,681,232

	TOTAL INFORMATION TECHNOLOGY	342,351,585

MATERIALS — 2.8%

Chemicals — 1.7%
6,225	Air Products & Chemicals Inc.	1,367,072
2,998	Albemarle Corp.	245,386
1,745	Ashland Global Holdings Inc.	124,837
5,881	Axalta Coating Systems Ltd.*	146,555
1,624	Cabot Corp.	60,705
46,833	Celanese Corp., Class A Shares	4,390,125
6,215	CF Industries Holdings Inc.	229,085
4,838	Chemours Co. (The)	71,893
21,047	Corteva Inc.	572,478
21,332	Dow Inc.	862,026
133,294	DuPont de Nemours Inc.	5,718,313
3,897	Eastman Chemical Co.	239,704
19,560	Ecolab Inc.	3,529,602
5,822	Element Solutions Inc.*	60,491
3,644	FMC Corp.	339,256
5,932	Huntsman Corp.	112,352
3,043	International Flavors & Fragrances Inc.(a)	364,491
20,935	Linde PLC.	3,998,794
7,586	LyondellBasell Industries NV, Class A Shares	542,096
9,555	Mosaic Co. (The)	162,722
195	NewMarket Corp.	75,775
4,688	Olin Corp.	75,899
6,716	PPG Industries Inc.	701,486
3,639	RPM International Inc.	233,296
1,138	Scotts Miracle-Gro Co. (The)	120,617
2,342	Sherwin-Williams Co. (The)	1,210,228
5,369	Valvoline Inc.	104,696
1,035	Westlake Chemical Corp.	57,825
1,628	WR Grace & Co.	92,080

	Total Chemicals	25,809,885

Construction Materials — 0.5%
1,210	Eagle Materials Inc.	95,505
1,780	Martin Marietta Materials Inc.	405,003

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

MATERIALS — 2.8% — (continued)

Construction Materials — 0.5% — (continued)
59,495	Vulcan Materials Co.	$7,154,869

	Total Construction Materials	7,655,377

Containers & Packaging — 0.4%
1,824	AptarGroup Inc.	184,352
532	Ardagh Group SA, Class A Shares	9,326
2,317	Avery Dennison Corp.	265,273
9,189	Ball Corp.	647,457
3,756	Berry Global Group Inc.*	142,578
46,011	Crown Holdings Inc.*	3,243,775
7,909	Graphic Packaging Holding Co.	106,930
11,199	International Paper Co.	413,915
53,586	O-I Glass Inc.	578,729
2,656	Packaging Corp. of America	240,687
4,428	Sealed Air Corp.	134,213
2,255	Silgan Holdings Inc.	64,560
2,827	Sonoco Products Co.	136,290
7,253	WestRock Co.	241,162

	Total Containers & Packaging	6,409,247

Metals & Mining — 0.2%
5,294	Alcoa Corp.*	73,428
41,309	Freeport-McMoRan Inc.	411,438
23,072	Newmont Corp.	1,029,703
8,690	Nucor Corp.	359,331
1,855	Reliance Steel & Aluminum Co.	189,748
1,861	Royal Gold Inc.	179,531
2,392	Southern Copper Corp.	80,491
5,621	Steel Dynamics Inc.	149,687
4,896	United States Steel Corp.(a)	39,266

	Total Metals & Mining	2,512,623

Paper & Forest Products — 0.0%
1,562	Domtar Corp.	44,939

	TOTAL MATERIALS	42,432,071

REAL ESTATE — 3.1%

Equity Real Estate Investment Trusts (REITs) — 3.0%
3,217	Alexandria Real Estate Equities Inc.	488,598
3,784	American Campus Communities Inc.	164,377
7,323	American Homes 4 Rent, Class A Shares	189,592
12,467	American Tower Corp.	2,827,516
5,457	Americold Realty Trust	167,366
4,209	Apartment Investment & Management Co., Class A Shares	201,359
6,154	Apple Hospitality REIT Inc.	80,433
3,962	AvalonBay Communities Inc.	794,738
4,408	Boston Properties Inc.	568,368
4,963	Brandywine Realty Trust	67,398
8,454	Brixmor Property Group Inc.	153,947
1,594	Brookfield Property REIT Inc., Class A Shares(a)	25,998
2,660	Camden Property Trust	281,907
14,147	Colony Capital Inc.	56,022
3,316	Columbia Property Trust Inc.	62,540
1,045	CoreSite Realty Corp.	108,398
3,225	Corporate Office Properties Trust	81,722

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 3.1% — (continued)

Equity Real Estate Investment Trusts (REITs) — 3.0% — (continued)
4,186	Cousins Properties Inc.	$149,398
38,799	Crown Castle International Corp.	5,559,509
5,304	CubeSmart	160,552
3,188	CyrusOne Inc.	193,129
5,847	Digital Realty Trust Inc.	702,283
4,678	Douglas Emmett Inc.	178,606
10,302	Duke Realty Corp.	334,506
4,296	Empire State Realty Trust Inc., Class A Shares	50,263
2,164	EPR Properties	128,195
6,785	Equinix Inc.	3,886,448
3,252	Equity Commonwealth	102,308
4,939	Equity LifeStyle Properties Inc.	337,482
105,045	Equity Residential	7,888,879
1,865	Essex Property Trust Inc.	528,466
3,525	Extra Space Storage Inc.	353,769
2,127	Federal Realty Investment Trust	247,455
5,764	Gaming and Leisure Properties Inc.	257,478
5,804	Healthcare Trust of America Inc., Class A Shares	180,737
14,037	Healthpeak Properties Inc.	444,131
2,960	Highwoods Properties Inc.	132,845
20,048	Host Hotels & Resorts Inc.	290,295
4,326	Hudson Pacific Properties Inc.	139,643
15,071	Invitation Homes Inc.	432,387
8,120	Iron Mountain Inc.	246,929
3,332	JBG SMITH Properties	122,218
2,994	Kilroy Realty Corp.	217,634
11,501	Kimco Realty Corp.	199,542
2,424	Lamar Advertising Co., Class A Shares	202,986
1,322	Life Storage Inc.	142,657
3,822	Macerich Co. (The)(a)	78,045
14,357	Medical Properties Trust Inc.	303,363
3,237	Mid-America Apartment Communities Inc.	418,415
4,749	National Retail Properties Inc.	241,487
6,197	Omega Healthcare Investors Inc.	245,401
3,851	Outfront Media Inc.	101,435
5,736	Paramount Group Inc.	69,692
6,794	Park Hotels & Resorts Inc.	124,058
20,787	Prologis Inc.	1,751,928
21,614	Public Storage	4,519,920
3,688	Rayonier Inc.	97,843
9,263	Realty Income Corp.	670,549
4,662	Regency Centers Corp.	267,785
6,067	Retail Properties of America Inc., Class A Shares	63,521
3,163	SBA Communications Corp., Class A Shares	838,480
4,714	Service Properties Trust	85,229
8,675	Simon Property Group Inc.	1,067,719
4,094	SITE Centers Corp.	47,122
2,270	SL Green Realty Corp.	178,059
2,856	Spirit Realty Capital Inc.	129,948
6,134	STORE Capital Corp.	201,563
2,540	Sun Communities Inc.	388,315
1,712	Taubman Centers Inc.	89,127
8,268	UDR Inc.	371,895
10,618	Ventas Inc.	570,930
29,749	VEREIT Inc.	257,626

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 3.1% — (continued)

Equity Real Estate Investment Trusts (REITs) — 3.0% — (continued)
13,158	VICI Properties Inc.	$329,739
4,853	Vornado Realty Trust	260,024
3,285	Weingarten Realty Investors	88,465
11,534	Welltower Inc.	862,974
21,237	Weyerhaeuser Co.	551,737
4,818	WP Carey Inc.	372,961

	Total Equity Real Estate Investment Trusts (REITs)	45,776,364

Real Estate Management & Development — 0.1%
9,541	CBRE Group Inc., Class A Shares*	535,632
1,168	Howard Hughes Corp. (The)*	126,004
1,463	Jones Lang LaSalle Inc.	216,187

	Total Real Estate Management & Development	877,823

	TOTAL REAL ESTATE	46,654,187

UTILITIES — 2.2%

Electric Utilities — 1.6%
6,743	Alliant Energy Corp.	351,445
13,970	American Electric Power Co., Inc.	1,246,962
1,630	Avangrid Inc.	80,995
20,650	Duke Energy Corp.	1,893,605
121,350	Edison International	8,153,507
5,588	Entergy Corp.	653,293
6,405	Evergy Inc.	418,567
9,220	Eversource Energy	797,161
27,411	Exelon Corp.	1,181,688
15,367	FirstEnergy Corp.	684,293
3,142	Hawaiian Electric Industries Inc.	134,603
1,411	IDACORP Inc.	136,359
13,860	NextEra Energy Inc.	3,503,254
7,191	NRG Energy Inc.	238,813
5,693	OGE Energy Corp.	216,903
15,109	PG&E Corp.*	234,190
3,196	Pinnacle West Capital Corp.	286,010
20,320	PPL Corp.	609,803
29,490	Southern Co. (The)	1,780,016
14,926	Xcel Energy Inc.	930,188

	Total Electric Utilities	23,531,655

Gas Utilities — 0.0%
3,332	Atmos Energy Corp.	344,029
2,330	National Fuel Gas Co.	85,301
5,939	UGI Corp.	214,042

	Total Gas Utilities	643,372

Independent Power & Renewable Electricity Producers — 0.0%
18,911	AES Corp.	316,381
12,075	Vistra Energy Corp.	232,202

	Total Independent Power & Renewable Electricity Producers	548,583

Multi-Utilities — 0.5%
6,983	Ameren Corp.	551,657
14,319	CenterPoint Energy Inc.	329,623
8,068	CMS Energy Corp.	487,469
9,473	Consolidated Edison Inc.	746,662

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units		Security	Value

UTILITIES — 2.2% — (continued)

Multi-Utilities — 0.5% — (continued)
23,301		Dominion Energy Inc.	$1,821,672
5,265		DTE Energy Co.	587,943
5,602		MDU Resources Group Inc.	155,343
10,627		NiSource Inc.	287,142
14,368		Public Service Enterprise Group Inc.	737,222
7,962		Sempra Energy	1,112,928
8,979		WEC Energy Group Inc.	829,031

		Total Multi-Utilities	7,646,692

Water Utilities — 0.1%
5,074		American Water Works Co., Inc.	627,451
6,151		Essential Utilities Inc.	264,555

		Total Water Utilities	892,006

		TOTAL UTILITIES	33,262,308

		TOTAL COMMON STOCKS (Cost — $970,879,555)	1,437,575,397

CLOSED END MUTUAL FUND SECURITY — 2.5%

FINANCIALS — 2.5%

Capital Markets — 2.5%
675,204		iShares Core S&P U.S. Value, Common Class Shares(a) (Cost — $38,378,528)	37,480,574

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $1,009,258,083)	1,475,055,971

Face Amount†

SHORT-TERM INVESTMENTS (d) — 1.6%

MONEY MARKET FUND — 0.4%
$5,381,234		Invesco STIT — Government & Agency Portfolio, 1.471%, Institutional Class(e) (Cost — $5,381,234)	5,381,234

TIME DEPOSITS — 1.2%
4,084,263		Banco Santander SA — Frankfurt, 0.950% due 3/2/20	4,084,263
		BBH — Grand Cayman:
29,803	CAD	0.820% due 3/2/20	22,205
5,300		0.950% due 3/2/20	5,300
9,865,760		Citibank — New York, 0.950% due 3/2/20	9,865,760
4,689,804		JPMorgan Chase & Co. — New York, 0.950% due 3/2/20	4,689,804

		TOTAL TIME DEPOSITS (Cost — $18,667,332)	18,667,332

		TOTAL SHORT-TERM INVESTMENTS (Cost — $24,048,566)	24,048,566

		TOTAL INVESTMENTS — 99.8% (Cost — $1,033,306,649)	1,499,104,537

		Other Assets in Excess of Liabilities — 0.2%	2,577,765

		TOTAL NET ASSETS — 100.0%	$1,501,682,302

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Affiliated security (See Note 2). As of February 29, 2020, total cost and total market value of affiliated securities amounted to $795,894 and $1,483,468, respectively.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

(c)	Illiquid security.
(d)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 1.2%.
(e)	Represents investments of collateral received from securities lending transactions.

At February 29, 2020, for Large Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Large Cap Equity Fund	$1,033,306,649	$542,040,961	$(77,100,243)	$464,940,718

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	22.9%
Health Care	15.5
Financials	13.6
Consumer Discretionary .	10.7
Industrials .	9.2
Communication Services .	9.1
Consumer Staples .	5.8
Energy .	3.9
Real Estate .	3.1
Materials .	2.8
Utilities .	2.2
Short-Term Investments.	1.2

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 29, 2020, Large Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
S&P 500 E-mini Index March Futures	61	3/20	$9,782,465	$9,000,550	$(781,915)
S&P MidCap 400 E-mini Index March Futures	3	3/20	618,916	543,661	(75,255)

					$(857,170)

At February 29, 2020, Large Cap Equity Fund had deposited cash of $430,984 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:
CAD	— Canadian Dollar

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 95.1%

COMMUNICATION SERVICES — 2.3%

Diversified Telecommunication Services — 0.3%
400	Anterix Inc.*	$18,740
369	ATN International Inc.	19,889
566	Bandwidth Inc., Class A Shares*	35,596
1,779	Cincinnati Bell Inc.*	23,216
1,617	Cogent Communications Holdings Inc.	118,057
2,863	Consolidated Communications Holdings Inc.	17,808
3,297	Frontier Communications Corp.*(a)	1,784
3,734	GCI Liberty Inc., Class A Shares*	258,057
693	IDT Corp., Class B Shares*	5,336
2,769	Intelsat SA*(a)	10,688
3,765	Iridium Communications Inc.*	101,918
695	Ooma Inc.*	8,917
3,059	ORBCOMM Inc.*	10,125
4,484	Pareteum Corp.*	2,511
32,302	Vonage Holdings Corp.*	289,426
8,535	Zayo Group Holdings Inc.*	298,640

	Total Diversified Telecommunication Services	1,220,708

Entertainment — 0.8%
2,111	AMC Entertainment Holdings Inc., Class A Shares(a)	13,215
4,034	Cinemark Holdings Inc.	104,723
3,298	Eros International PLC*(a)	7,618
379	Gaia Inc., Class A Shares*	3,195
4,077	Glu Mobile Inc.*	29,028
1,852	IMAX Corp.*	28,854
367	Liberty Media Corp-Liberty Braves, Class A Shares*	9,549
1,294	Liberty Media Corp-Liberty Braves, Class C Shares*	33,618
784	Liberty Media Corp-Liberty Formula One, Class A Shares*	29,392
7,603	Liberty Media Corp-Liberty Formula One, Class C Shares*	296,973
1,936	Lions Gate Entertainment Corp., Class A Shares*	15,391
4,424	Lions Gate Entertainment Corp., Class B Shares*	32,738
1,068	LiveXLive Media Inc.*(a)	1,346
3,229	Madison Square Garden Co. (The), Class A Shares*	864,791
768	Marcus Corp. (The)	20,521
609	Reading International Inc., Class A Shares*	5,073
3,220	Roku Inc., Class A Shares*	366,018
9,412	World Wrestling Entertainment Inc., Class A Shares(a)	440,199
144,966	Zynga Inc., Class A Shares*	972,722

	Total Entertainment	3,274,964

Interactive Media & Services — 0.2%
2,818	Cargurus Inc., Class A Shares*	71,831
2,274	Cars.com Inc.*	20,648
2,121	DHI Group Inc.*	4,836
1,238	Eventbrite Inc., Class A Shares*	18,087
350	EverQuote Inc., Class A Shares*	14,217
2,270	Liberty TripAdvisor Holdings Inc., Class A Shares*	9,886
2,635	Meet Group Inc. (The)*	13,438
2,210	QuinStreet Inc.*	28,465
118	Travelzoo*	965
4,025	TripAdvisor Inc.	94,386
4,312	TrueCar Inc.*	11,341
2,659	Yelp Inc., Class A Shares*	83,147
2,262	Zillow Group Inc., Class A Shares*	125,926

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

COMMUNICATION SERVICES — 2.3% — (continued)

Interactive Media & Services — 0.2% — (continued)
4,740	Zillow Group Inc., Class C Shares*	$264,539

	Total Interactive Media & Services	761,712

Media — 1.0%
1,657	AMC Networks Inc., Class A Shares*	51,367
421	Boston Omaha Corp., Class A Shares*	8,193
1,024	Cable One Inc.	1,610,773
476	Cardlytics Inc.*	37,790
3,403	Central European Media Enterprises Ltd., Class A Shares*	15,075
1,440	Clear Channel Outdoor Holdings Inc., Class A Shares*	2,981
2,045	comScore Inc.*	7,158
34,900	Criteo SA, ADR*	442,183
587	Cumulus Media Inc., Class A Shares*	7,073
40	Daily Journal Corp.*	10,000
930	Emerald Holding Inc.	6,380
4,076	Entercom Communications Corp., Class A Shares	14,144
2,331	Entravision Communications Corp., Class A Shares	4,685
1,917	EW Scripps Co. (The), Class A Shares	22,812
2,051	Fluent Inc.*	4,779
3,936	Gannett Co., Inc.	16,531
3,487	Gray Television Inc.*	65,974
634	Hemisphere Media Group Inc., Class A Shares*	8,007
14,942	Interpublic Group of Cos., Inc. (The)	319,161
6,674	John Wiley & Sons Inc., Class A Shares	248,206
2,251	Lee Enterprises Inc.*	3,377
1,808	Liberty Latin America Ltd., Class A Shares*	27,391
4,286	Liberty Latin America Ltd., Class C Shares*	65,104
526	Loral Space & Communications Inc.*	16,338
1,455	Marchex Inc., Class B Shares*	3,768
2,388	MDC Partners Inc., Class A Shares*	5,994
1,442	Meredith Corp.	37,997
1,400	MSG Networks Inc., Class A Shares*	17,696
2,565	National CineMedia Inc.	19,725
6,116	New York Times Co. (The), Class A Shares	229,105
14,446	News Corp., Class A Shares	174,435
4,641	News Corp., Class B Shares	57,734
1,694	Nexstar Media Group Inc., Class A Shares	194,776
152	Saga Communications Inc., Class A Shares	4,375
1,205	Scholastic Corp.	38,668
2,383	Sinclair Broadcast Group Inc., Class A Shares	55,309
912	TechTarget Inc.*	21,095
8,194	TEGNA Inc.	117,338
653	Tribune Publishing Co.	7,490
1,084	WideOpenWest Inc.*	6,818

	Total Media	4,007,805

Wireless Telecommunication Services — 0.0%
1,373	Boingo Wireless Inc.*	17,396
2,063	Gogo Inc.*(a)	7,447
1,790	Shenandoah Telecommunications Co.	79,530
703	Spok Holdings Inc.	7,002
3,849	Telephone & Data Systems Inc.	77,519
485	United States Cellular Corp.*	15,234

	Total Wireless Telecommunication Services	204,128

	TOTAL COMMUNICATION SERVICES	9,469,317

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 7.1%

Auto Components — 0.3%
3,315	Adient PLC*	$79,328
3,987	American Axle & Manufacturing Holdings Inc.*	25,238
8,009	BorgWarner Inc.	253,084
1,848	Cooper Tire & Rubber Co.	47,105
693	Cooper-Standard Holdings Inc.*	11,975
5,478	Dana Inc.	78,774
1,025	Dorman Products Inc.*	62,156
1,432	Fox Factory Holding Corp.*	90,789
9,604	Gentex Corp.	256,427
1,389	Gentherm Inc.*	56,643
8,796	Goodyear Tire & Rubber Co. (The)	85,189
937	LCI Industries	90,467
2,131	Modine Manufacturing Co.*	15,897
780	Motorcar Parts of America Inc.*	13,057
739	Standard Motor Products Inc.	32,516
887	Stoneridge Inc.*	19,603
2,063	Tenneco Inc., Class A Shares	18,918
1,064	Visteon Corp.*	69,203

	Total Auto Components	1,306,369

Automobiles — 0.1%
5,860	Harley-Davidson Inc.	178,554
2,004	Thor Industries Inc.	151,122
1,189	Winnebago Industries Inc.	61,697

	Total Automobiles	391,373

Distributors — 0.1%
1,619	Core-Mark Holding Co., Inc.	37,253
701	Funko Inc., Class A Shares*	5,685
421	Greenlane Holdings Inc., Class A Shares*	901
1,492	Pool Corp.	314,752
241	Weyco Group Inc.	5,288

	Total Distributors	363,879

Diversified Consumer Services — 0.6%
2,183	Adtalem Global Education Inc.*	67,389
654	American Public Education Inc.*	14,558
4,285	Bright Horizons Family Solutions Inc.*	673,388
686	Carriage Services Inc., Class A Shares	14,509
4,371	Chegg Inc.*	171,387
334	Collectors Universe Inc.	7,684
3,201	frontdoor Inc.*	135,722
159	Graham Holdings Co., Class B Shares	79,958
1,791	Grand Canyon Education Inc.*	144,498
7,648	H&R Block Inc.	158,084
3,556	Houghton Mifflin Harcourt Co.*	19,451
1,321	K12 Inc.*	26,262
4,539	Laureate Education Inc., Class A Shares*	84,879
1,525	OneSpaWorld Holdings Ltd.	18,636
2,467	Perdoceo Education Corp.*	36,832
1,186	Regis Corp.*	15,133
886	Select Interior Concepts Inc., Class A Shares*	6,619
6,647	Service Corp. International	317,660
5,142	ServiceMaster Global Holdings Inc.*	183,929
808	Strategic Education Inc.	119,083
1,801	WW International Inc.*	54,030

	Total Diversified Consumer Services	2,349,691

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 7.1% — (continued)

Hotels, Restaurants & Leisure — 1.7%
9,232	Aramark	$320,720
2,447	BBX Capital Corp., Class A Shares	8,516
43	Biglari Holdings Inc., Class B Shares*	4,535
678	BJ's Restaurants Inc.	22,340
3,369	Bloomin' Brands Inc.	60,608
271	Bluegreen Vacations Corp.(a)	2,103
3,056	Boyd Gaming Corp.	81,626
1,376	Brinker International Inc.	47,266
22,276	Caesars Entertainment Corp.*	283,128
1,274	Carrols Restaurant Group Inc.*	5,255
1,025	Century Casinos Inc.*	7,154
1,740	Cheesecake Factory Inc. (The)	61,996
1,366	Choice Hotels International Inc.	124,688
1,316	Churchill Downs Inc.	165,342
618	Chuy's Holdings Inc.*	13,250
922	Cracker Barrel Old Country Store Inc.	132,150
1,301	Dave & Buster's Entertainment Inc.	42,946
1,108	Del Taco Restaurants Inc.*	7,091
2,525	Denny's Corp.*	43,960
581	Dine Brands Global Inc.	47,555
1,545	Domino's Pizza Inc.	524,466
2,117	Drive Shack Inc.*	6,055
3,125	Dunkin' Brands Group Inc.	207,875
740	El Pollo Loco Holdings Inc.*	9,546
16,832	Eldorado Resorts Inc.*(a)	844,630
2,419	Everi Holdings Inc.*	25,158
6,738	Extended Stay America Inc.	73,983
893	Fiesta Restaurant Group Inc.*	8,626
660	Golden Entertainment Inc.*	10,745
705	Habit Restaurants Inc. (The), Class A Shares*	9,842
3,258	Hilton Grand Vacations Inc.*	86,858
1,376	Hyatt Hotels Corp., Class A Shares	105,402
463	Inspired Entertainment Inc.*	2,408
19,597	International Game Technology PLC.	208,512
603	J Alexander's Holdings Inc.*	4,951
993	Jack in the Box Inc.	68,378
892	Lindblad Expeditions Holdings Inc.*	10,615
1,625	Marriott Vacations Worldwide Corp.	157,267
453	Monarch Casino & Resort Inc.*	21,418
109	Nathan's Famous Inc.	6,485
1,212	Noodles & Co., Class A Shares*	9,841
793	Papa John's International Inc.	45,685
4,158	Penn National Gaming Inc.*	122,952
3,057	Planet Fitness Inc., Class A Shares*	206,317
1,121	PlayAGS Inc.*	10,862
807	Potbelly Corp.*	4,035
336	RCI Hospitality Holdings Inc.	6,770
287	Red Lion Hotels Corp.*	738
529	Red Robin Gourmet Burgers Inc.*	14,547
2,578	Red Rock Resorts Inc., Class A Shares	53,133
909	Ruth's Hospitality Group Inc.	17,389
1,998	Scientific Games Corp., Class A Shares*	36,444
18,283	SeaWorld Entertainment Inc.*	497,480
1,129	Shake Shack Inc., Class A Shares*	67,108

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 7.1% — (continued)

Hotels, Restaurants & Leisure — 1.7% — (continued)
3,007	Six Flags Entertainment Corp.	$76,017
1,394	Target Hospitality Corp.*	6,524
15,144	Texas Roadhouse Inc., Class A Shares	851,396
787	Twin River Worldwide Holdings Inc.	20,462
1,517	Vail Resorts Inc.	322,529
6,976	Wendy's Co. (The)	131,707
1,127	Wingstop Inc.	95,175
3,441	Wyndham Destinations Inc.	137,296
3,678	Wyndham Hotels & Resorts Inc.	187,394

	Total Hotels, Restaurants & Leisure	6,797,250

Household Durables — 1.3%
339	Bassett Furniture Industries Inc.	3,346
1,023	Beazer Homes USA Inc.*	12,542
308	Cavco Industries Inc.*	62,130
1,036	Century Communities Inc.*	34,530
744	Ethan Allen Interiors Inc.	9,821
295	Flexsteel Industries Inc.	4,053
5,174	GoPro Inc., Class A Shares*(a)	19,635
917	Green Brick Partners Inc.*	10,032
230	Hamilton Beach Brands Holding Co., Class A Shares	2,668
940	Helen of Troy Ltd.*	154,724
439	Hooker Furniture Corp.	8,258
812	Installed Building Products Inc.*	53,633
975	iRobot Corp.*(a)	46,790
3,330	KB Home	108,525
1,757	La-Z-Boy Inc.	50,338
284	Legacy Housing Corp.*	4,081
4,937	Leggett & Platt Inc.	195,801
711	LGI Homes Inc.*	53,574
440	Lifetime Brands Inc.	2,798
232	Lovesac Co. (The)*	2,016
936	M/I Homes Inc.*	34,847
1,924	MDC Holdings Inc.	75,690
1,399	Meritage Homes Corp.*	88,780
37,676	Newell Brands Inc.	581,341
126	NVR Inc.*	462,065
9,546	PulteGroup Inc.	383,749
19,403	Skyline Champion Corp.*	494,388
2,479	Sonos Inc.*	28,608
5,095	Taylor Morrison Home Corp., Class A Shares*	114,739
8,736	Tempur Sealy International Inc.*	653,016
4,934	Toll Brothers Inc.	182,706
12,229	TopBuild Corp.*	1,235,129
4,923	TRI Pointe Group Inc.*	75,470
1,972	Tupperware Brands Corp.	5,620
449	Universal Electronics Inc.*	18,957
1,005	ZAGG Inc.*	6,754

	Total Household Durables	5,281,154

Internet & Direct Marketing Retail — 0.2%
954	1-800-Flowers.com Inc., Class A Shares*	17,210
317	Duluth Holdings Inc., Class B Shares*(a)	2,175
4,517	Etsy Inc.*	261,128
16,122	Groupon Inc., Class A Shares*	21,604

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 7.1% — (continued)

Internet & Direct Marketing Retail — 0.2% — (continued)
3,448	Grubhub Inc.*	$165,883
409	Lands' End Inc.*	4,311
584	Leaf Group Ltd.*	1,536
1,072	Liquidity Services Inc.*	4,202
1,108	Overstock.com Inc.*	7,158
827	PetMed Express Inc.	21,833
2,691	Quotient Technology Inc.*	24,084
14,551	Qurate Retail Inc., Class A Shares*	99,238
714	RealReal Inc. (The)*	9,989
1,975	Rubicon Project Inc. (The)*	22,416
682	Shutterstock Inc.*	26,284
600	Stamps.com Inc.*	84,666
1,507	Stitch Fix Inc., Class A Shares*(a)	36,213
2,179	Waitr Holdings Inc.*	783

	Total Internet & Direct Marketing Retail	810,713

Leisure Products — 0.2%
1,240	Acushnet Holdings Corp.	31,558
2,245	American Outdoor Brands Corp.*	22,360
3,140	Brunswick Corp.	167,048
3,480	Callaway Golf Co.	59,090
771	Clarus Corp.	8,913
544	Escalade Inc.	4,619
187	Johnson Outdoors Inc., Class A Shares	11,671
819	Malibu Boats Inc., Class A Shares*	35,987
338	Marine Products Corp.	4,252
766	MasterCraft Boat Holdings Inc.*	12,386
12,982	Mattel Inc.*(a)	153,058
2,170	Polaris Inc.	179,090
656	Sturm Ruger & Co., Inc.	31,514
1,941	Vista Outdoor Inc.*	14,266
1,536	YETI Holdings Inc.*	46,464

	Total Leisure Products	782,276

Multiline Retail — 0.2%
1,536	Big Lots Inc.	24,284
418	Dillard's Inc., Class A Shares(a)	23,529
11,493	JC Penney Co., Inc.*(a)	7,930
6,101	Kohl's Corp.	238,854
11,681	Macy's Inc.	154,540
4,091	Nordstrom Inc.(a)	141,958
1,988	Ollie's Bargain Outlet Holdings Inc.*	101,130

	Total Multiline Retail	692,225

Specialty Retail — 1.7%
2,535	Aaron's Inc.	99,702
2,311	Abercrombie & Fitch Co., Class A Shares	30,343
6,176	American Eagle Outfitters Inc.	79,547
219	America's Car-Mart Inc.*	22,507
744	Asbury Automotive Group Inc.*	65,948
306	Ascena Retail Group Inc.*	1,163
1,759	At Home Group Inc.*	8,795
2,051	AutoNation Inc.*	87,639
1,375	Barnes & Noble Education Inc.*	4,551
4,695	Bed Bath & Beyond Inc.(a)	50,753

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 7.1% — (continued)

Specialty Retail — 1.7% — (continued)
998	Boot Barn Holdings Inc.*	$30,609
1,184	Buckle Inc. (The)	26,794
2,507	Burlington Stores Inc.*	542,164
1,401	Caleres Inc.	16,154
1,109	Camping World Holdings Inc., Class A Shares	15,171
13,709	CarMax Inc.*	1,196,933
1,686	Carvana Co., Class A Shares*	139,786
835	Cato Corp. (The), Class A Shares	13,502
40,094	Chico's FAS Inc.	160,777
6,142	Children's Place Inc. (The)(a)	353,779
480	Citi Trends Inc.	9,490
814	Conn's Inc.*	6,634
550	Container Store Group Inc. (The)*	2,079
23,881	Designer Brands Inc., Class A Shares	322,632
2,485	Dick's Sporting Goods Inc.	90,479
25,686	Express Inc.*	95,038
8,947	Five Below Inc.*	867,412
2,556	Floor & Decor Holdings Inc., Class A Shares*	130,484
4,141	Foot Locker Inc.	150,111
2,868	GameStop Corp., Class A Shares(a)	10,325
642	Genesco Inc.*	22,091
2,827	GNC Holdings Inc., Class A Shares*	4,749
685	Group 1 Automotive Inc.	58,383
1,566	Guess? Inc.	25,369
714	Haverty Furniture Cos., Inc.	12,009
705	Hibbett Sports Inc.*	13,762
1,389	Hudson Ltd., Class A Shares*	12,932
421	J. Jill Inc.	358
8,607	L Brands Inc.	186,428
831	Lithia Motors Inc., Class A Shares	99,022
1,030	Lumber Liquidators Holdings Inc.*	10,094
843	MarineMax Inc.*	14,272
3,529	Michaels Cos., Inc. (The)*	15,139
13,294	Monro Inc.	746,059
1,064	Murphy USA Inc.*	103,740
2,843	National Vision Holdings Inc.*	98,993
143,171	Office Depot Inc.	336,452
1,960	Party City Holdco Inc.*(a)	3,900
1,234	Penske Automotive Group Inc.	56,789
1,796	Rent-A-Center Inc.	38,237
622	RH*(a)	112,831
18,497	RTW RetailWinds Inc.*	5,181
4,639	Sally Beauty Holdings Inc.*	57,709
395	Shoe Carnival Inc.	11,814
1,848	Signet Jewelers Ltd.	43,095
1,030	Sleep Number Corp.*	45,372
852	Sonic Automotive Inc., Class A Shares	23,856
1,261	Sportsman's Warehouse Holdings Inc.*	7,566
1,797	Tailored Brands Inc.(a)	5,876
777	Tilly's Inc., Class A Shares	5,051
2,667	Urban Outfitters Inc.*	62,701
2,950	Williams-Sonoma Inc.	184,050
88	Winmark Corp.	17,600
780	Zumiez Inc.*	20,693

	Total Specialty Retail	7,093,474

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER DISCRETIONARY — 7.1% — (continued)

Textiles, Apparel & Luxury Goods — 0.7%
5,383	Capri Holdings Ltd.*	$138,989
10,940	Carter's Inc.	1,000,682
931	Centric Brands Inc.*	1,890
1,119	Columbia Sportswear Co.	90,975
2,603	Crocs Inc.*	68,121
481	Culp Inc.	4,387
1,073	Deckers Outdoor Corp.*	186,487
266	Delta Apparel Inc.*	5,256
1,985	Fossil Group Inc.*	9,111
1,605	G-III Apparel Group Ltd.*	35,888
14,268	Hanesbrands Inc.	188,908
1,677	Kontoor Brands Inc.	56,582
703	Movado Group Inc.	10,334
671	Oxford Industries Inc.	40,522
1,893	Ralph Lauren Corp., Class A Shares	199,730
212	Rocky Brands Inc.	5,162
4,965	Skechers U.S.A. Inc., Class A Shares*	164,242
3,156	Steven Madden Ltd.	103,201
332	Superior Group of Cos., Inc.	3,991
507	Unifi Inc.*	10,835
769	Vera Bradley Inc.*	6,352
29,256	Wolverine World Wide Inc.	769,140

	Total Textiles, Apparel & Luxury Goods	3,100,785

	TOTAL CONSUMER DISCRETIONARY	28,969,189

CONSUMER STAPLES — 3.1%

Beverages — 0.2%
314	Boston Beer Co., Inc. (The), Class A Shares*	116,428
1,034	Celsius Holdings Inc.*(a)	6,111
167	Coca-Cola Consolidated Inc.	32,796
473	Craft Brew Alliance Inc.*	7,525
522	MGP Ingredients Inc.	15,013
467	National Beverage Corp.*	19,749
3,000	New Age Beverages Corp.*(a)	6,060
19,878	Pernod Ricard SA, ADR(a)	643,650

	Total Beverages	847,332

Food & Staples Retailing — 0.4%
1,083	Andersons Inc. (The)	19,895
4,240	BJ's Wholesale Club Holdings Inc.*	81,662
1,379	Casey's General Stores Inc.	224,805
858	Chefs' Warehouse Inc. (The)*	26,272
17,808	Grocery Outlet Holding Corp.*	563,623
309	HF Foods Group Inc.*	5,534
572	Ingles Markets Inc., Class A Shares	20,460
321	Natural Grocers by Vitamin Cottage Inc.	2,215
3,864	Performance Food Group Co.*	163,834
805	PriceSmart Inc.	44,830
2,552	Rite Aid Corp.*(a)	34,758
1,330	SpartanNash Co.	16,532
4,605	Sprouts Farmers Market Inc.*	73,588
1,718	Sysco Corp.	114,505
1,879	United Natural Foods Inc.*	12,157
8,209	US Foods Holding Corp.*	276,151

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER STAPLES — 3.1% — (continued)

Food & Staples Retailing — 0.4% — (continued)
361	Village Super Market Inc., Class A Shares	$7,419
366	Weis Markets Inc.	13,633

	Total Food & Staples Retailing	1,701,873

Food Products — 1.8%
325	Alico Inc.	10,585
2,301	B&G Foods Inc.(a)	34,055
1,776	Beyond Meat Inc.*(a)	159,218
71	Bridgford Foods Corp.*	1,241
5,194	Bunge Ltd.	243,858
3,731	Calavo Growers Inc.(a)	270,311
55,839	Cal-Maine Foods Inc.	1,948,223
6,158	Darling Ingredients Inc.*	158,261
410	Farmer Brothers Co.*	5,063
7,786	Flowers Foods Inc.	167,633
1,099	Fresh Del Monte Produce Inc.	30,134
1,281	Freshpet Inc.*	85,135
23,527	Hain Celestial Group Inc. (The)*	558,296
4,671	Hostess Brands Inc., Class A Shares*	59,368
2,516	Ingredion Inc.	209,583
574	J&J Snack Foods Corp.	92,311
346	John B Sanfilippo & Son Inc.	24,286
5,502	Lamb Weston Holdings Inc.	478,069
714	Lancaster Colony Corp.	103,137
1,096	Landec Corp.*	11,245
624	Limoneira Co.	10,421
2,051	Pilgrim's Pride Corp.*	43,399
2,445	Post Holdings Inc.*	247,581
12,904	Sanderson Farms Inc.	1,594,418
11	Seaboard Corp.	37,565
217	Seneca Foods Corp., Class A Shares*	7,534
3,143	Simply Good Foods Co. (The)*	69,335
628	Tootsie Roll Industries Inc.	20,146
17,933	TreeHouse Foods Inc.*	683,427

	Total Food Products	7,363,838

Household Products — 0.4%
1,872	Central Garden & Pet Co., Class A Shares*	47,982
951	Clorox Co. (The)	151,608
2,383	Energizer Holdings Inc.	102,445
42,968	Henkel AG & Co. KGaA, ADR	904,047
209	Oil-Dri Corp. of America	6,360
1,599	Spectrum Brands Holdings Inc.	86,170
527	WD-40 Co.	90,902

	Total Household Products	1,389,514

Personal Products — 0.3%
1,484	BellRing Brands Inc., Class A Shares*	29,161
2,000	Edgewell Personal Care Co.*	60,720
1,096	elf Beauty Inc.*	17,492
17,552	Herbalife Nutrition Ltd.*	567,983
629	Inter Parfums Inc.	37,778
585	Lifevantage Corp.*	6,967
401	Medifast Inc.(a)	33,327
462	Nature's Sunshine Products Inc.*	3,788

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

CONSUMER STAPLES — 3.1% — (continued)

Personal Products — 0.3% — (continued)
9,462	Nu Skin Enterprises Inc., Class A Shares	$232,008
325	Revlon Inc., Class A Shares*(a)	5,626
447	USANA Health Sciences Inc.*	29,547
305	Youngevity International Inc.*(a)	335

	Total Personal Products	1,024,732

Tobacco — 0.0%
3,975	22nd Century Group Inc.*	2,941
288	Pyxus International Inc.*(a)	1,109
322	Turning Point Brands Inc.	8,420
882	Universal Corp.	43,527
3,976	Vector Group Ltd.	46,201

	Total Tobacco	102,198

	TOTAL CONSUMER STAPLES	12,429,487

ENERGY — 1.4%

Energy Equipment & Services — 0.5%
3,093	Apergy Corp.*(a)	57,530
4,451	Archrock Inc.	31,380
1,875	Cactus Inc., Class A Shares	51,206
1,150	Covia Holdings Corp.*(a)	1,771
1,999	Diamond Offshore Drilling Inc.*(a)	6,097
489	DMC Global Inc.	17,633
7,427	Dril-Quip Inc.*	264,550
852	Era Group Inc.*	8,350
1,217	Exterran Corp.*	6,207
40,641	Forum Energy Technologies Inc.*	31,700
4,424	Frank's International NV*	17,342
1,479	FTS International Inc.*	1,368
547	Geospace Technologies Corp.*	6,744
6,067	Helix Energy Solutions Group Inc.*	40,710
4,162	Helmerich & Payne Inc.	153,536
1,645	Independence Contract Drilling Inc.*	650
8,500	ION Geophysical Corp.*	29,920
797	KLX Energy Services Holdings Inc.*	1,929
1,737	Liberty Oilfield Services Inc., Class A Shares	11,620
496	Mammoth Energy Services Inc.	541
1,065	Matrix Service Co.*	12,865
12,302	Nabors Industries Ltd.	21,651
984	National Energy Services Reunited Corp.*	8,177
415	Natural Gas Services Group Inc.*	4,100
258	NCS Multistage Holdings Inc.*	281
2,821	Newpark Resources Inc.*	9,902
45,433	NexTier Oilfield Solutions Inc.*	211,718
648	Nine Energy Service Inc.*	2,631
9,245	Noble Corp. PLC*	6,483
20,420	Oceaneering International Inc.*	215,227
16,219	Oil States International Inc.*	128,292
1,234	Pacific Drilling SA*	1,925
24,363	Patterson-UTI Energy Inc.	139,600
2,736	ProPetro Holding Corp.*	23,967
429	RigNet Inc.*	1,510
39,004	RPC Inc.(a)	134,174
690	SEACOR Holdings Inc.*	25,737
894	SEACOR Marine Holdings Inc.*	7,107

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

ENERGY — 1.4% — (continued)

Energy Equipment & Services — 0.5% — (continued)
2,430	Seadrill Ltd.*(a)	$2,673
2,438	Select Energy Services Inc., Class A Shares*	15,847
1,101	Smart Sand Inc.*	1,795
1,342	Solaris Oilfield Infrastructure Inc., Class A Shares	14,225
4,550	Superior Energy Services Inc.*	16,471
52,751	TETRA Technologies Inc.*	66,466
1,554	Tidewater Inc.*	21,585
22,154	Transocean Ltd.*	74,216
3,056	US Silica Holdings Inc.	14,027
818	US Well Services Inc.*	859

	Total Energy Equipment & Services	1,924,295

Oil, Gas & Consumable Fuels — 0.9%
6,058	Abraxas Petroleum Corp.*	1,151
2,107	Altus Midstream Co., Class A Shares*	3,076
530	Amplify Energy Corp.	2,215
9,560	Antero Midstream Corp.(a)	41,682
10,565	Antero Resources Corp.*	16,904
525	Arch Coal Inc., Class A Shares	26,434
1,299	Ardmore Shipping Corp.	7,145
2,008	Berry Corp.	12,791
704	Bonanza Creek Energy Inc.*	11,468
668	Brigham Minerals Inc., Class A Shares	10,655
1,997	California Resources Corp.*(a)	12,681
15,627	Callon Petroleum Co.*	35,473
8,328	Centennial Resource Development Inc., Class A Shares*	19,737
1,290	Chaparral Energy Inc., Class A Shares*	691
46,542	Chesapeake Energy Corp.*	12,799
3,884	Cimarex Energy Co.	128,366
5,163	Clean Energy Fuels Corp.*	11,668
6,617	CNX Resources Corp.*	35,136
715	Comstock Resources Inc.*(a)	4,283
1,079	CONSOL Energy Inc.*	6,140
787	Contura Energy Inc.*	4,478
1,091	CVR Energy Inc.	31,006
2,871	Delek US Holdings Inc.	61,382
18,684	Denbury Resources Inc.*	14,058
3,544	DHT Holdings Inc.	19,669
921	Diamond S Shipping Inc.*	9,486
1,083	Dorian LPG Ltd.*	12,043
660	Earthstone Energy Inc., Class A Shares*	2,541
3,416	Energy Fuels Inc.*(a)	4,031
9,913	EQT Corp.	58,189
7,768	Equitrans Midstream Corp.	54,842
969	Evolution Petroleum Corp.	4,564
3,386	Extraction Oil & Gas Inc.*	2,331
1,579	Falcon Minerals Corp.	6,308
1,332	GasLog Ltd.	7,473
4,022	Golar LNG Ltd.	51,542
224	Goodrich Petroleum Corp.*	1,194
1,458	Green Plains Inc.	17,481
6,752	Gulfport Energy Corp.*	5,534
658	Hallador Energy Co.	849
4,080	HighPoint Resources Corp.*	2,777
5,689	HollyFrontier Corp.	191,606

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

ENERGY — 1.4% — (continued)

Oil, Gas & Consumable Fuels — 0.9% — (continued)
852	International Seaways Inc.*	$16,946
13,978	Kosmos Energy Ltd.	42,633
7,540	Laredo Petroleum Inc.*	8,143
3,569	Magnolia Oil & Gas Corp., Class A Shares*	26,803
4,073	Matador Resources Co.*	39,264
917	Montage Resources Corp.*	3,200
5,928	Murphy Oil Corp.	111,743
175	NACCO Industries Inc., Class A Shares	7,214
636	NextDecade Corp.*(a)	2,436
17,956	Noble Energy Inc.	284,243
5,132	Nordic American Tankers Ltd.	16,525
11,553	Northern Oil and Gas Inc.*	16,752
11,168	Oasis Petroleum Inc.*	18,260
1,628	Overseas Shipholding Group Inc., Class A Shares*	2,800
616	Panhandle Oil and Gas Inc., Class A Shares	4,096
1,236	Par Pacific Holdings Inc.*	20,505
11,304	Parsley Energy Inc., Class A Shares	151,474
25,263	PBF Energy Inc., Class A Shares	565,639
3,585	PDC Energy Inc.*	68,223
2,288	Peabody Energy Corp.	13,362
589	Penn Virginia Corp.*	9,365
28	PrimeEnergy Resources Corp.*	3,668
62,024	QEP Resources Inc.	139,554
40,855	Range Resources Corp.(a)	113,168
1,298	Renewable Energy Group Inc.*	34,332
184	REX American Resources Corp.*	12,882
2,143	Ring Energy Inc.*	3,022
1,143	SandRidge Energy Inc.*	2,355
1,687	Scorpio Tankers Inc.	33,369
3,396	SFL Corp., Ltd.	41,227
220	SilverBow Resources Inc.*	618
3,943	SM Energy Co.	25,906
19,039	Southwestern Energy Co.*	27,035
676	Talos Energy Inc.*	9,599
8,800	Targa Resources Corp.	285,120
2,597	Teekay Corp.*	9,505
878	Teekay Tankers Ltd., Class A Shares*	14,531
3,162	Tellurian Inc.*(a)	5,692
2,096	Unit Corp.*	734
5,949	Uranium Energy Corp.*	3,570
3,477	W&T Offshore Inc.*	9,040
3,776	Whiting Petroleum Corp.*(a)	6,986
2,447	World Fuel Services Corp.	69,201
72,791	WPX Energy Inc.*	679,140

	Total Oil, Gas & Consumable Fuels	3,923,759

	TOTAL ENERGY	5,848,054

FINANCIALS — 14.5%

Banks — 5.0%
350	1st Constitution Bancorp	6,412
675	1st Source Corp.	28,384
284	ACNB Corp.	8,656
672	Allegiance Bancshares Inc.	22,290
634	Amalgamated Bank, Class A Shares	10,150

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 14.5% — (continued)

Banks — 5.0% — (continued)
800	Amerant Bancorp Inc., Class A Shares*	$14,768
449	American National Bankshares Inc.	13,870
2,189	Ameris Bancorp	74,820
319	Ames National Corp.	8,253
428	Arrow Financial Corp.	13,555
6,024	Associated Banc-Corp.	101,986
704	Atlantic Capital Bancshares Inc.*	12,764
3,147	Atlantic Union Bankshares Corp.	93,592
1,584	Banc of California Inc.	24,283
795	BancFirst Corp.	40,783
1,631	Bancorp Inc. (The)*	19,849
4,003	BancorpSouth Bank	97,953
239	Bank First Corp.	14,149
558	Bank of Commerce Holdings	5,834
1,532	Bank of Hawaii Corp.	114,011
451	Bank of Marin Bancorp	17,197
2,013	Bank of NT Butterfield & Son Ltd. (The)	55,720
221	Bank of Princeton (The)	6,024
4,600	Bank OZK	116,794
201	Bank7 Corp.	3,598
701	BankFinancial Corp.	7,949
40,862	BankUnited Inc.	1,213,601
317	Bankwell Financial Group Inc.	9,025
5,689	Banner Corp.	259,646
625	Bar Harbor BankShares	12,763
434	Baycom Corp.*	9,249
686	BCB Bancorp Inc.	7,779
15,230	Berkshire Hills Bancorp Inc.	371,764
1,234	BOK Financial Corp.	89,342
3,124	Boston Private Financial Holdings Inc.	30,475
532	Bridge Bancorp Inc.	14,641
2,704	Brookline Bancorp Inc.	37,504
660	Bryn Mawr Bank Corp.	21,938
517	Business First Bancshares Inc.	12,444
1,020	Byline Bancorp Inc.	17,850
102	C&F Financial Corp.	4,641
4,400	Cadence BanCorp, Class A Shares	62,128
183	Cambridge Bancorp	12,530
730	Camden National Corp.	29,937
297	Capital Bancorp Inc.*	4,110
575	Capital City Bank Group Inc.	15,324
637	Capstar Financial Holdings Inc.	8,561
976	Carolina Financial Corp.	31,622
946	Carter Bank & Trust	15,987
2,980	Cathay General Bancorp	91,724
702	CBTX Inc.	17,515
4,775	CenterState Bank Corp.	96,598
1,053	Central Pacific Financial Corp.	25,188
478	Central Valley Community Bancorp	8,222
124	Century Bancorp Inc., Class A Shares	8,965
124	Chemung Financial Corp.	4,452
3,558	CIT Group Inc.	141,288
468	Citizens & Northern Corp.	10,619
551	City Holding Co.	38,526

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 14.5% — (continued)

Banks — 5.0% — (continued)
560	Civista Bancshares Inc.	$10,718
561	CNB Financial Corp.	14,064
355	Coastal Financial Corp.*	5,818
347	Codorus Valley Bancorp Inc.	7,148
315	Colony Bankcorp Inc.	4,684
2,619	Columbia Banking System Inc.	86,951
4,900	Comerica Inc.	257,936
3,836	Commerce Bancshares Inc.	234,149
1,814	Community Bank System Inc.	110,309
856	Community Bankers Trust Corp.	6,994
155	Community Financial Corp. (The)	4,920
505	Community Trust Bancorp Inc.	19,533
1,132	ConnectOne Bancorp Inc.	23,783
2,118	Cullen/Frost Bankers Inc.	166,030
1,036	Customers Bancorp Inc.*	21,020
5,005	CVB Financial Corp.	92,793
1,107	Dime Community Bancshares Inc.	18,575
1,201	Eagle Bancorp Inc.	44,941
5,467	East West Bancorp Inc.	211,792
361	Enterprise Bancorp Inc.	9,917
1,037	Enterprise Financial Services Corp.	39,686
473	Equity Bancshares Inc., Class A Shares*	12,383
279	Esquire Financial Holdings Inc.*	6,392
187	Evans Bancorp Inc.	7,343
473	Farmers & Merchants Bancorp Inc.	12,582
1,013	Farmers National Banc Corp.	15,225
669	FB Financial Corp.	21,789
112	Fidelity D&D Bancorp Inc.(a)	5,522
611	Financial Institutions Inc.	16,442
9,185	First Bancorp	103,564
400	First Bancorp Inc.	10,200
555	First Bancshares Inc. (The)	16,561
727	First Bank	7,088
1,880	First Busey Corp.	41,492
370	First Business Financial Services Inc.	8,880
136	First Capital Inc.	8,364
408	First Choice Bancorp	9,241
273	First Citizens BancShares Inc., Class A Shares	123,754
3,394	First Commonwealth Financial Corp.	40,049
616	First Community Bancshares Inc.	16,115
27,830	First Financial Bancorp	573,298
4,857	First Financial Bankshares Inc.	139,590
432	First Financial Corp.	17,258
226	First Financial Northwest Inc.	3,153
1,548	First Foundation Inc.	22,407
211	First Guaranty Bancshares Inc.	3,604
17,598	First Hawaiian Inc.	421,472
11,654	First Horizon National Corp.	155,348
341	First Internet Bancorp	8,283
1,547	First Interstate BancSystem Inc., Class A Shares	52,691
2,189	First Merchants Corp.	76,571
622	First Mid Bancshares Inc.	17,522
3,776	First Midwest Bancorp Inc.	68,534
347	First Northwest Bancorp	5,524
811	First of Long Island Corp. (The)	16,796

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 14.5% — (continued)

Banks — 5.0% — (continued)
908	Flushing Financial Corp.	$16,485
12,197	FNB Corp.	123,068
712	FNCB Bancorp Inc.	4,706
495	Franklin Financial Network Inc.	16,578
188	Franklin Financial Services Corp.	5,832
28,109	Fulton Financial Corp.	406,175
502	FVCBankcorp Inc.*	7,746
941	German American Bancorp Inc.	28,089
3,245	Glacier Bancorp Inc.	121,006
359	Great Southern Bancorp Inc.	18,420
2,033	Great Western Bancorp Inc.	54,627
383	Guaranty Bancshares Inc.	10,575
3,420	Hancock Whitney Corp.	114,570
1,156	Hanmi Financial Corp.	18,034
1,224	HarborOne Bancorp Inc.*	12,234
235	Hawthorn Bancshares Inc.	5,109
1,290	Heartland Financial USA Inc.	55,277
2,146	Heritage Commerce Corp.	22,018
1,249	Heritage Financial Corp.	28,964
2,812	Hilltop Holdings Inc.	58,574
5,914	Home BancShares Inc.	99,119
634	HomeTrust Bancshares Inc.	15,064
4,262	Hope Bancorp Inc.	52,039
1,284	Horizon Bancorp Inc.	19,286
590	Howard Bancorp Inc.*	9,293
2,092	IBERIABANK Corp.	125,917
2,058	Independent Bank Corp.	97,299
1,453	Independent Bank Group Inc.	67,259
2,169	International Bancshares Corp.	73,963
334	Investar Holding Corp.	7,134
8,689	Investors Bancorp Inc.	91,582
1,668	Lakeland Bancorp Inc.	24,028
924	Lakeland Financial Corp.	37,764
530	LCNB Corp.	8,390
228	Level One Bancorp Inc.	5,529
960	Live Oak Bancshares Inc.	14,755
1,056	Macatawa Bank Corp.	10,180
392	Mackinac Financial Corp.	5,484
314	MainStreet Bancshares Inc.*	6,368
238	Malvern Bancorp Inc.*	4,551
521	Mercantile Bank Corp.	14,947
214	Metropolitan Bank Holding Corp.*	9,149
367	Mid Penn Bancorp Inc.	7,806
1,060	Midland States Bancorp Inc.	25,249
467	MidWestOne Financial Group Inc.	13,417
234	MutualFirst Financial Inc.	7,839
362	MVB Financial Corp.	6,386
26,933	National Bank Holdings Corp., Class A Shares	823,880
251	National Bankshares Inc.	8,772
1,492	NBT Bancorp Inc.	50,265
454	Nicolet Bankshares Inc.*	30,168
318	Northeast Bank	5,660
262	Northrim BanCorp Inc.	9,157
201	Norwood Financial Corp.	6,207

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 14.5% — (continued)

Banks — 5.0% — (continued)
304	Oak Valley Bancorp	$5,074
1,804	OFG Bancorp	30,199
134	Ohio Valley Banc Corp.	3,725
6,058	Old National Bancorp	95,474
1,221	Old Second Bancorp Inc.	12,991
34,385	Opus Bank	813,893
624	Origin Bancorp Inc.	18,870
454	Orrstown Financial Services Inc.	8,081
950	Pacific Mercantile Bancorp*	6,204
2,096	Pacific Premier Bancorp Inc.	54,140
19,416	PacWest Bancorp	614,322
564	Park National Corp.	49,248
491	Parke Bancorp Inc.	9,084
473	PCB Bancorp	6,324
774	Peapack Gladstone Financial Corp.	21,246
253	Penns Woods Bancorp Inc.	7,630
869	Peoples Bancorp Inc.	24,810
165	Peoples Bancorp of North Carolina Inc.	4,196
268	Peoples Financial Services Corp.	11,771
17,048	People's United Financial Inc.	238,502
672	People's Utah Bancorp.	16,108
2,982	Pinnacle Financial Partners Inc.	156,972
3,540	Popular Inc.	169,849
470	Preferred Bank	24,031
352	Premier Financial Bancorp Inc.	5,861
3,559	Prosperity Bancshares Inc.	229,911
499	QCR Holdings Inc.	18,992
711	RBB Bancorp	11,995
417	Reliant Bancorp Inc.	8,277
2,076	Renasant Corp.	58,813
394	Republic Bancorp Inc., Class A Shares	14,082
1,597	Republic First Bancorp Inc.*	4,839
617	Richmond Mutual Bancorporation Inc.*	8,299
1,358	S&T Bancorp Inc.	44,637
1,488	Sandy Spring Bancorp Inc.	45,771
331	SB One Bancorp	7,256
1,788	Seacoast Banking Corp. of Florida*	44,521
823	Select Bancorp Inc.*	8,642
2,010	ServisFirst Bancshares Inc.	69,446
449	Shore Bancshares Inc.	6,986
590	Sierra Bancorp	14,054
5,000	Signature Bank	625,500
3,347	Simmons First National Corp., Class A Shares	71,559
393	SmartFinancial Inc.	7,463
228	South Plains Financial Inc.	4,567
1,307	South State Corp.	89,033
257	Southern First Bancshares Inc.*	9,797
756	Southern National Bancorp of Virginia Inc.	10,728
1,087	Southside Bancshares Inc.	35,023
505	Spirit of Texas Bancshares Inc.*	9,312
7,609	Sterling Bancorp	126,157
824	Stock Yards Bancorp Inc.	28,791
395	Summit Financial Group Inc.	8,658
5,368	Synovus Financial Corp.	155,779

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 14.5% — (continued)

Banks — 5.0% — (continued)
38,877	TCF Financial Corp.	$1,416,678
17,205	Texas Capital Bancshares Inc.*	810,011
609	Tompkins Financial Corp.	48,403
2,466	Towne Bank	56,866
1,139	TriCo Bancshares	38,521
1,024	TriState Capital Holdings Inc.*	20,347
825	Triumph Bancorp Inc.*	27,943
2,411	Trustmark Corp.	64,856
14,011	UMB Financial Corp.	814,740
37,661	Umpqua Holdings Corp.	579,603
117	Union Bankshares Inc.	3,508
3,658	United Bankshares Inc.	105,643
2,652	United Community Banks Inc.	65,690
508	United Security Bancshares	4,399
281	Unity Bancorp Inc.	4,814
930	Univest Financial Corp.	21,762
89,600	Valley National Bancorp	833,280
1,839	Veritex Holdings Inc.	44,265
539	Washington Trust Bancorp Inc.	23,134
3,439	Webster Financial Corp.	130,579
2,552	WesBanco Inc.	78,117
549	West Bancorporation Inc.	11,227
905	Westamerica Bancorporation	52,327
14,356	Western Alliance Bancorp	660,950
2,120	Wintrust Financial Corp.	113,229
6,441	Zions Bancorp NA	257,318

	Total Banks	20,524,096

Capital Markets — 2.9%
1,889	Affiliated Managers Group Inc.	142,091
2,867	Ares Management Corp., Class A Shares	99,170
1,834	Artisan Partners Asset Management Inc., Class A Shares	52,416
577	Assetmark Financial Holdings Inc.*	15,285
56	Associated Capital Group Inc., Class A Shares	2,304
821	B. Riley Financial Inc.	19,425
11,105	BGC Partners Inc., Class A Shares	51,749
1,711	Blucora Inc.*	29,771
2,327	Brightsphere Investment Group Inc.	21,757
825	Calamos Asset Management Inc.*#(b)	—
14,990	Charles Schwab Corp. (The)	610,843
15,605	Cohen & Steers Inc.	977,653
941	Cowen Inc., Class A Shares	14,087
130	Diamond Hill Investment Group Inc.	16,475
1,232	Donnelley Financial Solutions Inc.*	10,718
4,200	Eaton Vance Corp.	173,292
1,495	Evercore Inc., Class A Shares	99,597
1,449	FactSet Research Systems Inc.	385,420
3,636	Federated Hermes Inc., Class B Shares	104,899
1,071	Focus Financial Partners Inc., Class A Shares*	29,120
1,172	GAIN Capital Holdings Inc.	6,915
205	GAMCO Investors Inc., Class A Shares	3,190
659	Greenhill & Co., Inc.	9,635
8,443	Hamilton Lane Inc., Class A Shares	524,648
1,533	Houlihan Lokey Inc., Class A Shares	78,520
559	INTL. FCStone Inc.*	25,462

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 14.5% — (continued)

Capital Markets — 2.9% — (continued)
5,810	Janus Henderson Group PLC.	$123,172
3,898	Lazard Ltd., Class A Shares	139,626
3,282	Legg Mason Inc.	163,509
11,961	LPL Financial Holdings Inc.	950,660
1,388	MarketAxess Holdings Inc.	450,170
1,751	Moelis & Co., Class A Shares	55,962
8,183	Moody's Corp.	1,964,166
746	Morningstar Inc.	109,587
11,075	Nasdaq Inc.	1,135,741
6,574	Northern Trust Corp.	576,934
410	Oppenheimer Holdings Inc., Class A Shares	9,729
590	Piper Sandler Cos	41,347
782	PJT Partners Inc., Class A Shares	35,151
552	Pzena Investment Management Inc., Class A Shares	3,605
723	Safeguard Scientifics Inc.	6,384
704	Sculptor Capital Management Inc., Class A Shares	15,967
4,838	SEI Investments Co.	264,687
309	Siebert Financial Corp.*(a)	2,534
518	Silvercrest Asset Management Group Inc., Class A Shares	5,988
32,231	Solar Capital Ltd.	601,753
2,554	Stifel Financial Corp.	139,040
34,523	TD Ameritrade Holding Corp.	1,457,906
1,969	Virtu Financial Inc., Class A Shares	37,037
234	Virtus Investment Partners Inc.	25,834
2,890	Waddell & Reed Financial Inc., Class A Shares	39,766
331	Westwood Holdings Group Inc.	8,401
4,523	WisdomTree Investments Inc.	18,363

	Total Capital Markets	11,887,461

Consumer Finance — 0.4%
394	Credit Acceptance Corp.*(a)	158,861
695	Curo Group Holdings Corp.	6,415
578	Elevate Credit Inc.*	1,907
1,127	Encore Capital Group Inc.*	41,879
1,118	Enova International Inc.*	21,488
2,198	EZCORP Inc., Class A Shares*	10,551
10,377	FirstCash Inc.	798,199
1,718	Green Dot Corp., Class A Shares*	58,687
2,314	LendingClub Corp.*	25,477
298	LendingTree Inc.*	82,194
860	Medallion Financial Corp.*	5,083
7,786	Navient Corp.	87,437
716	Nelnet Inc., Class A Shares	38,020
2,467	OneMain Holdings Inc., Class A Shares	90,662
1,745	PRA Group Inc.*	67,741
359	Regional Management Corp.*	9,208
3,946	Santander Consumer USA Holdings Inc.(a)	96,282
16,065	SLM Corp.	166,594
250	World Acceptance Corp.*	19,525

	Total Consumer Finance	1,786,210

Diversified Financial Services — 0.2%
1,127	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	20,151
2,576	Cannae Holdings Inc.*	96,059
5,147	FGL Holdings	58,882

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 14.5% — (continued)

Diversified Financial Services — 0.2% — (continued)
9,909	Jefferies Financial Group Inc.	$195,306
329	Marlin Business Services Corp.	6,468
2,989	On Deck Capital Inc.*	10,431
5,201	Voya Financial Inc.	273,781

	Total Diversified Financial Services	661,078

Insurance — 4.8%
533	Alleghany Corp.*	358,309
1,571	Ambac Financial Group Inc.*	30,195
17,509	American Equity Investment Life Holding Co.	442,627
2,772	American Financial Group Inc.	256,188
302	American National Insurance Co.	29,705
662	AMERISAFE Inc.	43,143
1,289	Argo Group International Holdings Ltd.	72,519
2,307	Assurant Inc.	278,201
3,593	Assured Guaranty Ltd.	146,630
3,112	Axis Capital Holdings Ltd.	174,645
4,183	Brighthouse Financial Inc.*	149,919
9,036	Brown & Brown Inc.	388,638
7,407	Chubb Ltd.	1,074,237
2,289	Citizens Inc., Class A Shares*	13,368
6,107	CNO Financial Group Inc.	97,834
698	Crawford & Co., Class A Shares	5,193
558	Donegal Group Inc., Class A Shares	7,963
846	eHealth Inc.*	99,278
1,127	Employers Holdings Inc.	43,435
440	Enstar Group Ltd.*	78,492
932	Erie Indemnity Co., Class A Shares	133,201
2,557	Everest Re Group Ltd.	633,829
309	FBL Financial Group Inc., Class A Shares	14,758
416	FedNat Holding Co.	5,425
4,118	First American Financial Corp.	235,138
19,284	Genworth Financial Inc., Class A Shares*	75,208
296	Global Indemnity Ltd.	9,401
4,061	Globe Life Inc.	376,292
462	Goosehead Insurance Inc., Class A Shares(a)	25,059
1,274	Greenlight Capital Re Ltd., Class A Shares*	10,753
546	Hallmark Financial Services Inc.*	7,742
1,480	Hanover Insurance Group Inc. (The)	175,439
269	HCI Group Inc.	11,438
379	Health Insurance Innovations Inc., Class A Shares*(a)	11,146
1,153	Heritage Insurance Holdings Inc.	12,867
1,419	Horace Mann Educators Corp.	55,242
214	Independence Holding Co.	7,941
67	Investors Title Co.	10,985
991	James River Group Holdings Ltd.	40,046
2,384	Kemper Corp.	164,115
755	Kinsale Capital Group Inc.	91,710
2,308	Markel Corp.*	2,727,133
3,186	MBIA Inc.*	24,851
1,010	Mercury General Corp.	43,743
28,028	MetLife Inc.	1,197,356
2,651	National General Holdings Corp.	51,615
91	National Western Life Group Inc., Class A Shares	21,743
380	NI Holdings Inc.*	5,366

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 14.5% — (continued)

Insurance — 4.8% — (continued)
10,622	Old Republic International Corp.	$209,466
12,300	Palomar Holdings Inc., Class A Shares*	624,963
1,574	Primerica Inc.	175,249
1,849	ProAssurance Corp.	50,200
465	ProSight Global Inc.*	6,231
420	Protective Insurance Corp., Class B Shares	5,989
21,769	Reinsurance Group of America Inc., Class A Shares	2,656,471
1,648	RenaissanceRe Holdings Ltd.	280,819
1,520	RLI Corp.	122,178
504	Safety Insurance Group Inc.	39,685
2,217	Selective Insurance Group Inc.	123,664
718	State Auto Financial Corp.	17,936
888	Stewart Information Services Corp.	32,128
3,275	Third Point Reinsurance Ltd.*	29,213
1,343	Tiptree Inc.	8,837
26,725	Travelers Cos., Inc. (The)	3,201,922
1,021	Trupanion Inc.*(a)	31,386
728	United Fire Group Inc.	27,911
904	United Insurance Holdings Corp.	8,498
1,061	Universal Insurance Holdings Inc.	21,952
45,631	Unum Group	1,063,659
664	Watford Holdings Ltd.*	15,159
118	White Mountains Insurance Group Ltd.	116,832
9,746	WR Berkley Corp.	654,346

	Total Insurance	19,494,755

Mortgage Real Estate Investment Trusts (REITs) — 0.5%
1,163	AG Mortgage Investment Trust Inc.	17,410
20,514	AGNC Investment Corp.	349,559
4,060	Anworth Mortgage Asset Corp.	13,276
6,187	Apollo Commercial Real Estate Finance Inc.	100,229
1,117	Ares Commercial Real Estate Corp.	17,045
1,767	Arlington Asset Investment Corp., Class A Shares	10,001
2,005	ARMOUR Residential REIT Inc.	36,250
4,951	Blackstone Mortgage Trust Inc., Class A Shares	178,533
3,473	Capstead Mortgage Corp.	24,658
768	Cherry Hill Mortgage Investment Corp.	10,952
7,149	Chimera Investment Corp.	140,478
2,866	Colony Credit Real Estate Inc.	36,484
699	Dynex Capital Inc.	11,953
1,130	Ellington Financial Inc.	18,679
1,104	Exantas Capital Corp.	12,652
2,525	Granite Point Mortgage Trust Inc.	41,461
536	Great Ajax Corp.	7,574
5,173	Invesco Mortgage Capital Inc.	83,182
940	KKR Real Estate Finance Trust Inc.	18,462
4,259	Ladder Capital Corp., Class A Shares	64,950
16,801	MFA Financial Inc.	121,471
15,579	New Residential Investment Corp.	242,409
10,377	New York Mortgage Trust Inc.	59,149
3,629	Orchid Island Capital Inc., Class A Shares	20,794
3,033	PennyMac Mortgage Investment Trust	62,783
1,068	Ready Capital Corp.	15,486
4,092	Redwood Trust Inc.	69,891
10,560	Starwood Property Trust Inc.	234,221

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

FINANCIALS — 14.5% — (continued)

Mortgage Real Estate Investment Trusts (REITs) — 0.5% — (continued)
1,809	TPG RE Finance Trust Inc.	$34,769
10,304	Two Harbors Investment Corp.	139,619
1,737	Western Asset Mortgage Capital Corp.	17,405

	Total Mortgage Real Estate Investment Trusts (REITs)	2,211,785

Thrifts & Mortgage Finance — 0.7%
2,093	Axos Financial Inc.*	52,137
841	Bridgewater Bancshares Inc.*	10,512
5,206	Capitol Federal Financial Inc.	63,539
1,871	Columbia Financial Inc.*	29,038
294	ESSA Bancorp Inc.	4,863
3,603	Essent Group Ltd.	157,235
318	Federal Agricultural Mortgage Corp., Class C Shares	23,869
1,299	First Defiance Financial Corp.	31,066
1,376	Flagstar Bancorp Inc.	43,867
171	FS Bancorp Inc.	8,172
75	Greene County Bancorp Inc.	2,029
52	Hingham Institution for Savings	9,514
296	Home Bancorp Inc.	9,789
851	HomeStreet Inc.	23,054
3,367	Kearny Financial Corp.	36,734
1,062	Luther Burbank Corp.	11,077
370	Merchants Bancorp	6,667
2,055	Meridian Bancorp Inc.	33,928
1,262	Meta Financial Group Inc.	41,457
13,240	MGIC Investment Corp.	159,277
202	MMA Capital Holdings Inc.*	6,098
2,723	Mr Cooper Group Inc.*	34,936
17,050	New York Community Bancorp Inc.	184,310
29,279	NMI Holdings Inc., Class A Shares*	683,372
1,652	Northfield Bancorp Inc.	23,343
3,499	Northwest Bancshares Inc.	48,601
2,121	OceanFirst Financial Corp.	43,353
5,152	Ocwen Financial Corp.*	6,440
581	OP Bancorp	5,142
738	PCSB Financial Corp.	13,550
270	PDL Community Bancorp*	3,793
545	Pioneer Bancorp Inc.*	7,423
375	Provident Bancorp Inc.*	4,121
253	Provident Financial Holdings Inc.	4,997
2,057	Provident Financial Services Inc.	41,099
276	Prudential Bancorp Inc.	4,535
7,626	Radian Group Inc.	161,976
886	Riverview Bancorp Inc.	5,715
238	Southern Missouri Bancorp Inc.	7,811
662	Sterling Bancorp Inc.	4,634
291	Territorial Bancorp Inc.	7,397
1,772	TFS Financial Corp.	36,220
287	Timberland Bancorp Inc.	6,673
3,578	TrustCo Bank Corp. NY.	24,545
1,120	Walker & Dunlop Inc.	72,632
3,050	Washington Federal Inc.	91,469
956	Waterstone Financial Inc.	15,898
950	Western New England Bancorp Inc.	8,398
10,741	WSFS Financial Corp.	370,135

	Total Thrifts & Mortgage Finance	2,686,440

	TOTAL FINANCIALS	59,251,825

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 16.5%

Biotechnology — 3.4%
1,193	Abeona Therapeutics Inc.*	$3,674
18,174	ACADIA Pharmaceuticals Inc.*	776,757
9,135	Acceleron Pharma Inc.*	784,971
1,621	Acorda Therapeutics Inc.*	2,334
828	Adamas Pharmaceuticals Inc.*	3,776
2,050	ADMA Biologics Inc.*	5,976
2,384	Aduro Biotech Inc.*	7,271
2,023	Adverum Biotechnologies Inc.*	24,903
1,061	Aeglea BioTherapeutics Inc.*	7,247
2,541	Affimed NV*	5,997
4,177	Agenus Inc.*	10,568
357	AgeX Therapeutics Inc.*	411
2,357	Agios Pharmaceuticals Inc.*	111,910
1,585	Aimmune Therapeutics Inc.*	37,739
459	Akcea Therapeutics Inc.*	7,794
4,034	Akebia Therapeutics Inc.*	35,782
288	Akero Therapeutics Inc.*	6,270
391	Albireo Pharma Inc.*	9,142
751	Aldeyra Therapeutics Inc.*	2,854
1,213	Alector Inc.*	33,333
6,034	Alkermes PLC*	125,749
746	Allakos Inc.*(a)	46,498
1,382	Allogene Therapeutics Inc.*	37,314
4,088	Alnylam Pharmaceuticals Inc.*	480,994
1,286	AMAG Pharmaceuticals Inc.*	9,966
9,416	Amicus Therapeutics Inc.*	89,876
1,020	AnaptysBio Inc.*	15,249
1,813	Anavex Life Sciences Corp.*(a)	6,908
471	Anika Therapeutics Inc.*	19,669
1,730	Apellis Pharmaceuticals Inc.*	59,893
1,138	Arcus Biosciences Inc.*	17,320
1,549	Ardelyx Inc.*	10,719
1,920	Arena Pharmaceuticals Inc.*	85,632
3,505	Arrowhead Pharmaceuticals Inc.*	123,937
7,760	Ascendis Pharma AS, ADR*	1,011,749
901	Assembly Biosciences Inc.*	16,326
1,863	Atara Biotherapeutics Inc.*	22,635
2,450	Athenex Inc.*	29,939
4,761	Athersys Inc.*	5,713
353	Atreca Inc., Class A Shares*	8,345
2,191	Avid Bioservices Inc.*	13,803
689	Avrobio Inc.*	13,298
443	Beyondspring Inc.*(a)	7,035
7,148	BioCryst Pharmaceuticals Inc.*	21,444
1,510	Biohaven Pharmaceutical Holding Co., Ltd.*	66,682
244	BioSpecifics Technologies Corp.*	13,466
364	Bioxcel Therapeutics Inc.*	13,650
2,089	Bluebird Bio Inc.*	151,097
13,262	Blueprint Medicines Corp.*	717,872
904	Bridgebio Pharma Inc.*	28,820
1,198	Calithera Biosciences Inc.*	7,763
526	Calyxt Inc.*	3,319
1,450	CareDx Inc.*	33,800
1,628	CASI Pharmaceuticals Inc.*	2,882
205	Castle Biosciences Inc.*	6,138

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 16.5% — (continued)

Biotechnology — 3.4% — (continued)
3,568	Catalyst Pharmaceuticals Inc.*	$15,021
171	Celcuity Inc.*	1,452
414	Cellular Biomedicine Group Inc.*	6,607
1,087	CEL-SCI Corp.*(a)	11,924
1,139	Checkpoint Therapeutics Inc.*	1,993
1,458	ChemoCentryx Inc.*	65,245
1,495	Chimerix Inc.*	2,646
2,027	Clovis Oncology Inc.*(a)	15,263
2,209	Coherus Biosciences Inc.*	42,744
791	Concert Pharmaceuticals Inc.*	6,692
511	Constellation Pharmaceuticals Inc.*	18,059
2,488	Corbus Pharmaceuticals Holdings Inc.*(a)	11,793
476	Cortexyme Inc.*(a)	23,919
461	Crinetics Pharmaceuticals Inc.*	9,487
880	Cue Biopharma Inc.*	15,391
993	Cyclerion Therapeutics Inc.*	4,250
2,271	Cytokinetics Inc.*	31,658
1,779	CytomX Therapeutics Inc.*	11,902
718	Deciphera Pharmaceuticals Inc.*	38,226
1,708	Denali Therapeutics Inc.*	33,767
1,854	Dicerna Pharmaceuticals Inc.*	36,598
3,237	Dynavax Technologies Corp., Class A Shares*(a)	12,770
464	Eagle Pharmaceuticals Inc.*	21,298
2,079	Editas Medicine Inc.*	46,112
416	Eidos Therapeutics Inc.*	21,041
979	Eiger BioPharmaceuticals Inc.*	9,291
1,738	Emergent BioSolutions Inc.*	101,986
603	Enanta Pharmaceuticals Inc.*	30,681
2,780	Epizyme Inc.*	59,575
1,056	Esperion Therapeutics Inc.*	53,317
594	Evelo Biosciences Inc.*(a)	3,006
5,381	Exact Sciences Corp.*	435,592
11,295	Exelixis Inc.*	209,974
13,260	Fate Therapeutics Inc.*	387,192
2,929	FibroGen Inc.*	122,432
1,231	Five Prime Therapeutics Inc.*	4,715
1,238	Flexion Therapeutics Inc.*	19,548
858	Forty Seven Inc.*	49,764
1,168	G1 Therapeutics Inc.*	20,954
1,363	Galectin Therapeutics Inc.*(a)	2,890
5,922	Geron Corp.*(a)	6,810
6,437	Global Blood Therapeutics Inc.*	411,711
1,545	GlycoMimetics Inc.*	5,593
1,432	Gossamer Bio Inc.*	18,802
1,040	Gritstone Oncology Inc.*	8,736
5,533	Halozyme Therapeutics Inc.*	108,281
305	Harpoon Therapeutics Inc.*	4,679
3,397	Heron Therapeutics Inc.*	63,354
1,012	Homology Medicines Inc.*	16,192
5,447	ImmunoGen Inc.*	24,239
6,595	Immunomedics Inc.*	105,520
3,158	Inovio Pharmaceuticals Inc.*(a)	13,516
3,423	Insmed Inc.*	85,233
1,527	Intellia Therapeutics Inc.*(a)	20,385
950	Intercept Pharmaceuticals Inc.*	87,343

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 16.5% — (continued)

Biotechnology — 3.4% — (continued)
3,103	Invitae Corp.*(a)	$63,239
4,839	Ionis Pharmaceuticals Inc.*	245,724
4,312	Iovance Biotherapeutics Inc.*	141,908
81,009	Ironwood Pharmaceuticals Inc., Class A Shares*	975,348
747	Jounce Therapeutics Inc.*	3,376
6,613	Kadmon Holdings Inc.*	30,684
489	KalVista Pharmaceuticals Inc.*	6,577
183	Karuna Therapeutics Inc.*	15,969
2,104	Karyopharm Therapeutics Inc.*	34,379
434	Kezar Life Sciences Inc.*	1,901
1,656	Kindred Biosciences Inc.*	18,001
526	Kiniksa Pharmaceuticals Ltd., Class A Shares*	9,710
846	Kodiak Sciences Inc.*	54,119
391	Krystal Biotech Inc.*	20,899
1,232	Kura Oncology Inc.*	14,870
798	La Jolla Pharmaceutical Co.*	5,426
1,501	Lexicon Pharmaceuticals Inc.*	4,165
711	Ligand Pharmaceuticals Inc.*	66,550
3,583	Lineage Cell Therapeutics Inc.*	3,619
198	LogicBio Therapeutics Inc.*	1,592
1,978	MacroGenics Inc.*	17,347
279	Madrigal Pharmaceuticals Inc.*	24,041
815	Magenta Therapeutics Inc.*	9,584
6,214	MannKind Corp.*(a)	7,892
1,128	Marker Therapeutics Inc.*(a)	2,786
1,587	MediciNova Inc.*(a)	6,665
2,911	MEI Pharma Inc.*	5,618
648	MeiraGTx Holdings PLC*	10,498
1,530	Mersana Therapeutics Inc.*	13,250
407	Millendo Therapeutics Inc.*	3,130
1,140	Minerva Neurosciences Inc.*	8,299
1,026	Mirati Therapeutics Inc.*	91,817
7,722	Moderna Inc.*(a)	200,231
514	Molecular Templates Inc.*	8,270
11,753	Momenta Pharmaceuticals Inc.*	332,492
1,465	Mustang Bio Inc.*	4,278
2,647	Myriad Genetics Inc.*	46,640
2,439	Natera Inc.*	92,450
427	Neon Therapeutics Inc.*	641
3,506	Neurocrine Biosciences Inc.*	332,018
567	NextCure Inc.*	23,678
708	Novavax Inc.*(a)	11,328
686	Oncocyte Corp.*	1,475
19	Oncternal Therapeutics Inc.*#(b)	39
14,125	OPKO Health Inc.*(a)	21,187
18,770	Orchard Therapeutics PLC, ADR*	241,945
519	Organogenesis Holdings Inc., Class A Shares*	2,034
8,666	Palatin Technologies Inc.*	4,426
4,395	PDL BioPharma Inc.*	14,943
926	Pfenex Inc.*	10,742
567	PhaseBio Pharmaceuticals Inc.*	2,387
1,923	Pieris Pharmaceuticals Inc.*	5,981
389	PolarityTE Inc.*(a)	529
3,169	Portola Pharmaceuticals Inc.*	32,039
3,085	Precigen Inc.*(a)	11,692

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 16.5% — (continued)

Biotechnology — 3.4% — (continued)
1,525	Precision BioSciences Inc.*	$12,215
348	Prevail Therapeutics Inc.*	4,447
728	Principia Biopharma Inc.*	47,000
3,674	Progenics Pharmaceuticals Inc.*	17,341
629	Protagonist Therapeutics Inc.*	4,906
1,326	Prothena Corp. PLC*	14,135
2,378	PTC Therapeutics Inc.*	130,410
1,354	Puma Biotechnology Inc.*	14,562
1,347	Ra Pharmaceuticals Inc.*	62,986
1,592	Radius Health Inc.*	33,528
1,426	REGENXBIO Inc.*	57,040
447	Replimune Group Inc.*	6,200
1,733	Retrophin Inc.*	26,853
1,347	Rhythm Pharmaceuticals Inc.*	25,701
6,137	Rigel Pharmaceuticals Inc.*	13,010
1,014	Rocket Pharmaceuticals Inc.*	19,763
1,414	Rubius Therapeutics Inc.*(a)	11,835
1,915	Sage Therapeutics Inc.*	90,005
4,105	Sangamo Therapeutics Inc.*	35,016
2,665	Sarepta Therapeutics Inc.*	305,063
1,075	Savara Inc.*	2,462
516	Scholar Rock Holding Corp.*	7,281
4,337	Seattle Genetics Inc.*	493,811
629	Seres Therapeutics Inc.*	1,975
374	Solid Biosciences Inc.*(a)	1,234
4,857	Sorrento Therapeutics Inc.*(a)	10,540
3,948	Spectrum Pharmaceuticals Inc.*	11,291
428	Spero Therapeutics Inc.*	4,083
390	SpringWorks Therapeutics Inc.*	12,464
1,574	Stemline Therapeutics Inc.*	9,475
236	Stoke Therapeutics Inc.*	5,841
516	Sutro Biopharma Inc.*	5,021
683	Syndax Pharmaceuticals Inc.*	6,427
671	Synlogic Inc.*	1,382
1,444	Syros Pharmaceuticals Inc.*	8,447
335	TCR2 Therapeutics Inc.*	3,980
3,268	TG Therapeutics Inc.*	41,013
697	Tocagen Inc.*	990
1,297	Translate Bio Inc.*	9,831
5,745	Turning Point Therapeutics Inc.*	284,780
880	Twist Bioscience Corp.*	26,946
176	Tyme Technologies Inc.*(a)	209
2,082	Ultragenyx Pharmaceutical Inc.*	116,759
1,640	United Therapeutics Corp.*	168,854
903	UNITY Biotechnology Inc.*	5,427
624	UroGen Pharma Ltd.*	17,010
2,034	Vanda Pharmaceuticals Inc.*	22,435
3,629	VBI Vaccines Inc.*	4,355
2,042	Veracyte Inc.*	50,417
1,534	Vericel Corp.*	23,685
2,045	Viking Therapeutics Inc.*	12,106
1,001	Voyager Therapeutics Inc.*	10,911
297	X4 Pharmaceuticals Inc.*	3,172
706	XBiotech Inc.*(a)	8,656

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 16.5% — (continued)

Biotechnology — 3.4% — (continued)
1,821	Xencor Inc.*	$59,164
1,016	Y-mAbs Therapeutics Inc.*	29,891
5,615	ZIOPHARM Oncology Inc.*	17,350

	Total Biotechnology	13,953,497

Health Care Equipment & Supplies — 5.7%
109,961	Accuray Inc.*	326,034
1,222	Alphatec Holdings Inc.*	7,149
1,221	AngioDynamics Inc.*	14,029
5,617	Antares Pharma Inc.*	17,413
1,371	Apyx Medical Corp.*	8,295
16,801	AtriCure Inc.*	645,494
50	Atrion Corp.	30,815
6,963	Avanos Medical Inc.*	225,671
1,126	AxoGen Inc.*	13,940
636	Axonics Modulation Technologies Inc.*	22,543
282	BioLife Solutions Inc.*	3,990
636	BioSig Technologies Inc.*(a)	2,302
1,411	Cantel Medical Corp.	89,034
1,279	Cardiovascular Systems Inc.*	48,116
5,678	Cerus Corp.*	29,185
2,628	ConforMIS Inc.*	2,048
1,037	CONMED Corp.	98,142
1,282	CryoLife Inc.*	32,858
1,094	CryoPort Inc.*	18,270
530	Cutera Inc.*	13,133
1,538	CytoSorbents Corp.*	9,274
30,172	DENTSPLY SIRONA Inc.	1,485,669
3,458	DexCom Inc.*	954,408
369	ElectroCore Inc.*(a)	269
54,802	Envista Holdings Corp.*	1,390,875
1,947	GenMark Diagnostics Inc.*	6,795
1,492	Glaukos Corp.*	65,618
13,672	Globus Medical Inc., Class A Shares*	618,385
10,705	Haemonetics Corp.*	1,159,673
233	Heska Corp.*	22,245
2,520	Hill-Rom Holdings Inc.	242,046
10,094	ICU Medical Inc.*	1,976,506
655	Inogen Inc.*	29,986
2,240	Insulet Corp.*	425,533
1,250	Integer Holdings Corp.*	112,712
11,931	Integra LifeSciences Holdings Corp.*	621,605
271	IntriCon Corp.*	4,032
1,578	Intuitive Surgical Inc.*	842,589
1,278	Invacare Corp.	9,687
193	iRadimed Corp.*	4,582
1,044	iRhythm Technologies Inc.*	90,797
1,313	Lantheus Holdings Inc.*	20,417
657	LeMaitre Vascular Inc.	18,724
1,833	LivaNova PLC*	127,797
7,329	Masimo Corp.*	1,197,046
1,702	Meridian Bioscience Inc.*	13,599
61,315	Merit Medical Systems Inc.*	2,207,953
137	Mesa Laboratories Inc.	32,783
301	Misonix Inc.*	4,169

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 16.5% — (continued)

Health Care Equipment & Supplies — 5.7% — (continued)
1,193	Natus Medical Inc.*	$32,068
1,935	Neogen Corp.*	117,551
434	Neuronetics Inc.*	1,256
1,126	Nevro Corp.*	146,549
3,265	Novocure Ltd.*	237,529
1,955	NuVasive Inc.*	128,659
28,528	OraSure Technologies Inc.*	172,024
612	Orthofix Medical Inc.*	21,628
367	OrthoPediatrics Corp.*	17,036
1,190	Penumbra Inc.*	197,373
392	Pulse Biosciences Inc.*(a)	2,685
1,348	Quidel Corp.*	104,120
1,804	Rockwell Medical Inc.*(a)	5,069
2,021	RTI Surgical Holdings Inc.*	7,478
783	SeaSpine Holdings Corp.*	11,064
4,888	Senseonics Holdings Inc.*(a)	6,843
979	Shockwave Medical Inc.*	39,297
662	SI-BONE Inc.*	12,783
1,549	Sientra Inc.*	6,490
714	Silk Road Medical Inc.*	28,453
46,903	Smith & Nephew PLC, ADR(a)	2,114,387
1,591	STAAR Surgical Co.*	49,926
3,232	STERIS PLC.	512,660
439	Surmodics Inc.*	15,325
651	Tactile Systems Technology Inc.*	32,817
8,374	Tandem Diabetes Care Inc.*	625,203
2,728	Teleflex Inc.	913,935
545	TransEnterix Inc.*(a)	643
762	TransMedics Group Inc.*	11,963
142	Utah Medical Products Inc.	12,411
709	Vapotherm Inc.*	6,140
1,656	Varex Imaging Corp.*	38,452
2,868	ViewRay Inc.*	8,231
2,825	West Pharmaceutical Services Inc.	425,332
70,399	Wright Medical Group NV*	2,129,570
633	Zynex Inc.*(a)	8,242

	Total Health Care Equipment & Supplies	23,545,427

Health Care Providers & Services — 1.9%
45,305	Acadia Healthcare Co., Inc.*	1,341,028
511	Addus HomeCare Corp.*	38,974
3,380	Amedisys Inc.*	588,154
683	American Renal Associates Holdings Inc.*	5,498
1,760	AMN Healthcare Services Inc.*	129,536
215	Apollo Medical Holdings Inc.*	3,756
741	Avalon GloboCare Corp.*	1,060
1,200	BioTelemetry Inc.*	51,264
6,574	Brookdale Senior Living Inc.*	43,191
290	Catasys Inc.*(a)	4,385
2,624	Chemed Corp.	1,095,835
2,871	Community Health Systems Inc.*	14,154
308	CorVel Corp.*	21,234
3,622	Covetrus Inc.*	40,240
1,325	Cross Country Healthcare Inc.*	12,561
3,834	Encompass Health Corp.	286,937

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 16.5% — (continued)

Health Care Providers & Services — 1.9% — (continued)
1,951	Ensign Group Inc. (The)	$86,819
1,486	Enzo Biochem Inc.*	3,165
2,272	Genesis Healthcare Inc., Class A Shares*	3,749
1,388	Guardant Health Inc.*	120,700
1,300	Hanger Inc.*	29,991
2,601	HealthEquity Inc.*	184,645
537	Joint Corp. (The)*	7,964
1,139	LHC Group Inc.*	138,343
819	Magellan Health Inc.*	49,148
36,007	MEDNAX Inc.*	615,360
6,644	Molina Healthcare Inc.*	814,222
442	National HealthCare Corp.	32,801
413	National Research Corp.	22,711
1,110	Option Care Health Inc.*	16,372
2,277	Owens & Minor Inc.	15,552
34,619	Patterson Cos., Inc.	823,586
998	Pennant Group Inc. (The)*	27,116
782	PetIQ Inc., Class A Shares*	24,320
2,239	Premier Inc., Class A Shares*	65,894
383	Providence Service Corp. (The)*	23,662
3,758	R1 RCM Inc.*	46,148
1,508	RadNet Inc.*	30,808
4,216	Select Medical Holdings Corp.*	100,931
962	Surgery Partners Inc.*	15,796
3,867	Tenet Healthcare Corp.*	101,625
2,110	Tivity Health Inc.*	26,734
945	Triple-S Management Corp., Class B Shares*	14,166
4,079	Universal Health Services Inc., Class B Shares	504,735
483	US Physical Therapy Inc.	50,338

	Total Health Care Providers & Services	7,675,208

Health Care Technology — 0.6%
5,919	Allscripts Healthcare Solutions Inc.*	44,629
4,212	Castlight Health Inc., Class B Shares*	3,818
1,954	Change Healthcare Inc.*(a)	26,555
373	Computer Programs & Systems Inc.	9,989
2,893	Evolent Health Inc., Class A Shares*	26,731
361	Health Catalyst Inc.*	10,967
876	HealthStream Inc.*	21,304
31,897	HMS Holdings Corp.*	732,674
2,550	Inovalon Holdings Inc., Class A Shares*	49,674
586	Inspire Medical Systems Inc.*	50,320
598	Livongo Health Inc.*(a)	14,956
1,939	NextGen Healthcare Inc.*	25,362
1,564	Omnicell Inc.*	127,419
500	OptimizeRx Corp.*	4,175
425	Phreesia Inc.*	13,192
445	Simulations Plus Inc.	14,489
681	Tabula Rasa HealthCare Inc.*	38,252
2,810	Teladoc Health Inc.*	351,138
5,223	Veeva Systems Inc., Class A Shares*	741,509
1,238	Vocera Communications Inc.*	30,195

	Total Health Care Technology	2,337,348

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 16.5% — (continued)

Life Sciences Tools & Services — 3.1%
1,130	Accelerate Diagnostics Inc.*(a)	$14,475
661	Adaptive Biotechnologies Corp.*	18,574
12,265	Avantor Inc.*	193,174
3,293	Bio-Rad Laboratories Inc., Class A Shares*	1,159,202
9,575	Bio-Techne Corp.	1,808,622
3,864	Bruker Corp.	168,316
18,223	Charles River Laboratories International Inc.*	2,834,952
1,386	ChromaDex Corp.*	5,114
1,856	Codexis Inc.*	21,622
111,559	Fluidigm Corp.*	370,376
7,780	ICON PLC, ADR*	1,214,147
6,579	Illumina Inc.*	1,747,843
24,384	Luminex Corp.	603,748
1,056	Medpace Holdings Inc.*	94,977
17,964	NanoString Technologies Inc.*	640,596
3,616	NeoGenomics Inc.*	102,441
5,740	Pacific Biosciences of California Inc.*	19,516
4,261	PerkinElmer Inc.	368,321
569	Personalis Inc.*	4,967
2,446	PRA Health Sciences Inc.*	230,413
8,344	QIAGEN NV*	299,550
391	Quanterix Corp.*	8,919
5,855	Repligen Corp.*	501,188
2,344	Syneos Health Inc., Class A Shares*	148,492

	Total Life Sciences Tools & Services	12,579,545

Pharmaceuticals — 1.8%
3,301	AcelRx Pharmaceuticals Inc.*(a)	4,357
1,271	Aclaris Therapeutics Inc.*	1,449
1,491	Aerie Pharmaceuticals Inc.*	26,092
3,486	Akorn Inc.*	4,044
76,015	Amneal Pharmaceuticals Inc.*	292,658
1,221	Amphastar Pharmaceuticals Inc.*	18,791
298	ANI Pharmaceuticals Inc.*	14,307
730	Arvinas Inc.*	34,405
2,423	Assertio Therapeutics Inc.*	2,617
954	Axsome Therapeutics Inc.*	74,412
287	Baudax Bio Inc.*(a)	2,003
3,393	BioDelivery Sciences International Inc.*	16,490
1,583	Cara Therapeutics Inc.*	23,792
33,677	Catalent Inc.*	1,735,376
299	cbdMD Inc.*(a)	305
902	Cerecor Inc.*	2,751
1,078	Chiasma Inc.*	4,797
1,133	Collegium Pharmaceutical Inc.*	26,909
3,412	Corcept Therapeutics Inc.*	43,059
860	Corium International Inc.*#(b)	155
974	CorMedix Inc.*(a)	5,065
2,868	Cymabay Therapeutics Inc.*	4,761
785	Eloxx Pharmaceuticals Inc.*	2,457
8,493	Endo International PLC*	46,881
640	Evofem Biosciences Inc.*(a)	3,776
1,199	Evolus Inc.*(a)	10,299
2,632	EyePoint Pharmaceuticals Inc.*(a)	3,395
6,937	Horizon Therapeutics PLC*	237,384

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

HEALTH CARE — 16.5% — (continued)

Pharmaceuticals — 1.8% — (continued)
2,247	Innoviva Inc.*	$30,267
35,188	Intersect ENT Inc.*	839,586
1,845	Intra-Cellular Therapies Inc.*	38,930
2,157	Jazz Pharmaceuticals PLC*	247,149
1,102	Kala Pharmaceuticals Inc.*(a)	5,896
331	Kaleido Biosciences Inc.*(a)	1,976
1,196	Lannett Co., Inc.*	10,405
345	Liquidia Technologies Inc.*	1,425
12,936	Mallinckrodt PLC*(a)	55,366
1,814	Marinus Pharmaceuticals Inc.*	4,535
936	Menlo Therapeutics Inc.*	2,761
1,689	MyoKardia Inc.*	107,066
6,356	Nektar Therapeutics, Class A Shares*	132,268
1,015	NGM Biopharmaceuticals Inc.*	18,311
1,503	Ocular Therapeutix Inc.*(a)	7,072
470	Odonate Therapeutics Inc.*	13,907
1,559	Omeros Corp.*	18,568
987	Optinose Inc.*	5,971
430	Osmotica Pharmaceuticals PLC*	2,507
24,448	Pacira BioSciences Inc.*	1,060,554
1,169	Paratek Pharmaceuticals Inc.*(a)	5,588
4,769	Perrigo Co. PLC.	241,741
663	Phibro Animal Health Corp., Class A Shares	16,741
18,068	Prestige Consumer Healthcare Inc.*	675,020
3,279	Reata Pharmaceuticals Inc., Class A Shares*	638,585
719	Recro Pharma Inc.*	10,310
623	resTORbio Inc.*	866
1,521	Revance Therapeutics Inc.*	35,166
2,481	SIGA Technologies Inc.*	12,393
1,532	Strongbridge Biopharma PLC*	4,244
14,419	Supernus Pharmaceuticals Inc.*	259,398
8,261	TherapeuticsMD Inc.*(a)	13,961
1,578	Theravance Biopharma Inc.*	38,424
778	Tricida Inc.*	24,725
397	Verrica Pharmaceuticals Inc.*	4,712
770	WaVe Life Sciences Ltd.*(a)	6,499
1,114	Xeris Pharmaceuticals Inc.*	3,966
1,627	Zogenix Inc.*	40,805
870	Zynerba Pharmaceuticals Inc.*(a)	3,706

	Total Pharmaceuticals	7,284,157

	TOTAL HEALTH CARE	67,375,182

INDUSTRIALS — 16.2%

Aerospace & Defense — 1.8%
1,215	AAR Corp.	41,978
2,745	Aerojet Rocketdyne Holdings Inc.*	135,274
778	Aerovironment Inc.*	39,982
830	Astronics Corp.*	16,824
2,192	Axon Enterprise Inc.*	169,595
3,573	BWX Technologies Inc.	195,943
1,196	Cubic Corp.	65,110
1,597	Curtiss-Wright Corp.	191,544
423	Ducommun Inc.*	18,887
12,271	HEICO Corp., Class A Shares	1,083,898

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 16.2% — (continued)

Aerospace & Defense — 1.8% — (continued)
3,181	Hexcel Corp.	$205,588
1,536	Huntington Ingalls Industries Inc.	315,694
3,437	Kratos Defense & Security Solutions Inc.*	55,886
2,162	Maxar Technologies Inc.	32,884
7,645	Mercury Systems Inc.*	561,602
1,220	Moog Inc., Class A Shares	94,086
200	National Presto Industries Inc.	15,716
809	Park Aerospace Corp.	11,253
770	Parsons Corp.*	30,099
14,012	Spirit AeroSystems Holdings Inc., Class A Shares	740,394
4,675	Teledyne Technologies Inc.*	1,576,971
3,138	TransDigm Group Inc.	1,750,408
1,771	Triumph Group Inc.	33,649
458	Vectrus Inc.*	23,857

	Total Aerospace & Defense	7,407,122

Air Freight & Logistics — 0.1%
2,179	Air Transport Services Group Inc.*	39,004
929	Atlas Air Worldwide Holdings Inc.*	24,823
1,050	Echo Global Logistics Inc.*	19,373
1,103	Forward Air Corp.	65,088
1,258	Hub Group Inc., Class A Shares*	58,157
1,467	Radiant Logistics Inc.*	6,455
3,456	XPO Logistics Inc.*	255,640

	Total Air Freight & Logistics	468,540

Airlines — 0.2%
4,529	Alaska Air Group Inc.	228,533
495	Allegiant Travel Co., Class A Shares	67,092
1,139	Copa Holdings SA, Class A Shares(a)	94,697
1,739	Hawaiian Holdings Inc.	36,310
11,120	JetBlue Airways Corp.*	175,474
861	Mesa Air Group Inc.*	4,968
1,889	SkyWest Inc.	85,761
2,611	Spirit Airlines Inc.*	74,283

	Total Airlines	767,118

Building Products — 1.3%
1,595	AAON Inc.	87,741
14,728	Advanced Drainage Systems Inc.	616,514
3,555	Allegion PLC.	408,789
723	American Woodmark Corp.*	60,566
8,432	AO Smith Corp.	333,486
919	Apogee Enterprises Inc.	27,745
764	Armstrong Flooring Inc.*	2,017
1,849	Armstrong World Industries Inc.	185,177
4,315	Builders FirstSource Inc.*	97,994
990	Caesarstone Ltd.	10,702
1,547	Cornerstone Building Brands Inc.*	11,370
650	CSW Industrials Inc.	42,796
5,413	Fortune Brands Home & Security Inc.	334,253
1,247	Gibraltar Industries Inc.*	63,185
1,238	Griffon Corp.	21,541
677	Insteel Industries Inc.	13,466
2,573	JELD-WEN Holding Inc.*	48,372

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 16.2% — (continued)

Building Products — 1.3% — (continued)
1,320	Lennox International Inc.	$301,132
928	Masonite International Corp.*	68,208
4,052	Owens Corning	228,897
793	Patrick Industries Inc.	41,894
1,969	PGT Innovations Inc.*	29,870
1,109	Quanex Building Products Corp.	18,631
60,725	Resideo Technologies Inc.*	652,794
1,689	Simpson Manufacturing Co., Inc.	134,157
13,787	Trex Co., Inc.*	1,318,727
2,137	Universal Forest Products Inc.	100,140

	Total Building Products	5,260,164

Commercial Services & Supplies — 2.4%
2,552	ABM Industries Inc.	84,012
3,285	ACCO Brands Corp.	26,313
4,061	ADT Inc.(a)	25,950
2,762	Advanced Disposal Services Inc.*	91,312
1,809	Brady Corp., Class A Shares	85,638
1,199	BrightView Holdings Inc.*	16,786
1,876	Brink's Co. (The)	146,872
1,714	Casella Waste Systems Inc., Class A Shares*	83,043
1,390	CECO Environmental Corp.*	9,382
235	Charah Solutions Inc.*	519
733	Cimpress PLC*	85,328
7,842	Clean Harbors Inc.*	545,176
34,964	Covanta Holding Corp.	467,119
1,661	Deluxe Corp.	55,311
870	Ennis Inc.	17,487
71,319	Harsco Corp.*	855,115
2,854	Healthcare Services Group Inc.	78,599
554	Heritage-Crystal Clean Inc.*	14,587
2,249	Herman Miller Inc.	77,006
1,713	HNI Corp.	56,238
5,005	IAA Inc.*	213,814
2,035	Interface Inc., Class A Shares	29,691
5,040	KAR Auction Services Inc.	97,020
1,250	Kimball International Inc., Class B Shares	20,225
2,145	Knoll Inc.	37,838
16,069	Matthews International Corp., Class A Shares	475,000
899	McGrath RentCorp.	62,435
1,719	Mobile Mini Inc.	67,024
6,213	MSA Safety Inc.	755,936
157	NL Industries Inc.*	529
787	PICO Holdings Inc.*	7,469
6,102	Pitney Bowes Inc.	20,869
1,140	Quad/Graphics Inc.	5,472
5,335	Rollins Inc.	199,742
2,548	RR Donnelley & Sons Co.	4,841
832	SP Plus Corp.*	30,376
3,290	Steelcase Inc., Class A Shares	53,364
20,775	Stericycle Inc.*	1,193,108
37,634	Team Inc.*(a)	479,081
2,048	Tetra Tech Inc.	165,622
4,260	UniFirst Corp.	791,550
961	US Ecology Inc.	40,420

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 16.2% — (continued)

Commercial Services & Supplies — 2.4% — (continued)
871	Viad Corp.	$43,724
363	VSE Corp.	10,690
24,392	Waste Connections Inc.	2,353,584

	Total Commercial Services & Supplies	9,981,217

Construction & Engineering — 0.6%
5,905	AECOM*	265,371
1,206	Aegion Corp., Class A Shares*	21,720
965	Ameresco Inc., Class A Shares*	21,751
1,858	Arcosa Inc.	79,820
593	Argan Inc.	24,746
1,402	Comfort Systems USA Inc.	59,192
279	Concrete Pumping Holdings Inc.*	1,440
496	Construction Partners Inc., Class A Shares*	8,437
14,127	Dycom Industries Inc.*	417,594
2,094	EMCOR Group Inc.	161,070
5,359	Fluor Corp.	49,946
1,673	Granite Construction Inc.	33,995
2,039	Great Lakes Dredge & Dock Corp.*	19,778
295	IES Holdings Inc.*	6,876
5,089	Jacobs Engineering Group Inc.	469,918
2,256	MasTec Inc.*	110,725
520	MYR Group Inc.*	13,265
371	Northwest Pipe Co.*	11,705
421	NV5 Global Inc.*	22,536
1,540	Primoris Services Corp.	29,229
5,596	Quanta Services Inc.	213,376
1,080	Sterling Construction Co., Inc.*	14,753
1,327	Tutor Perini Corp.*	19,242
3,319	Valmont Industries Inc.	385,734
1,835	Willscot Corp., Class A Shares*	32,186

	Total Construction & Engineering	2,494,405

Electrical Equipment — 0.7%
11,994	ABB Ltd., ADR.	259,550
1,496	Acuity Brands Inc.	153,879
249	Allied Motion Technologies Inc.	9,596
877	American Superconductor Corp.*	6,007
1,821	Atkore International Group Inc.*	67,213
7,450	AZZ Inc.	274,830
27,196	Babcock & Wilcox Enterprises Inc.*	112,863
27,671	Bloom Energy Corp., Class A Shares*(a)	250,976
740	Encore Wire Corp.	36,238
872	Energous Corp.*(a)	1,195
1,622	EnerSys	99,883
2,299	Generac Holdings Inc.*	236,774
2,128	GrafTech International Ltd.(a)	17,364
2,048	Hubbell Inc., Class B Shares	272,876
5,799	nVent Electric PLC.	139,234
10,305	Plug Power Inc.*(a)	44,724
358	Powell Industries Inc.	11,968
102	Preformed Line Products Co.	4,978
1,590	Regal Beloit Corp.	123,448
13,898	Schneider Electric SE, ADR	278,655
6,025	Sensata Technologies Holding PLC*	245,820

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 16.2% — (continued)

Electrical Equipment — 0.7% — (continued)
4,048	Sunrun Inc.*	$78,288
1,130	Thermon Group Holdings Inc.*	19,854
1,193	TPI Composites Inc.*	28,322
714	Vicor Corp.*	30,873
1,903	Vivint Solar Inc.*	21,390

	Total Electrical Equipment	2,826,798

Industrial Conglomerates — 0.5%
2,118	Carlisle Cos., Inc.	307,724
1,305	Raven Industries Inc.	37,467
4,475	Roper Technologies Inc.	1,573,857

	Total Industrial Conglomerates	1,919,048

Machinery — 4.9%
2,434	AGCO Corp.	147,087
347	Alamo Group Inc.	38,437
11,449	Albany International Corp., Class A Shares	733,537
4,145	Allison Transmission Holdings Inc.	168,287
21,828	Altra Industrial Motion Corp.	657,459
990	Astec Industries Inc.	37,175
7,963	Barnes Group Inc.	427,613
599	Blue Bird Corp.*	10,710
1,670	Briggs & Stratton Corp.	5,294
1,385	Chart Industries Inc.*	78,834
686	CIRCOR International Inc.*	24,682
3,542	Colfax Corp.*	118,551
811	Columbus McKinnon Corp.	25,214
1,068	Commercial Vehicle Group Inc.*	4,656
1,891	Crane Co.	128,493
818	Deere & Co.	128,001
4,813	Donaldson Co., Inc.	216,970
802	Douglas Dynamics Inc.	34,911
203	Eastern Co. (The)	5,170
1,632	Energy Recovery Inc.*	16,059
21,238	Enerpac Tool Group Corp., Class A Shares	453,856
758	EnPro Industries Inc.	40,894
34,433	Epiroc AB, ADR.	396,324
941	ESCO Technologies Inc.	85,556
2,685	Evoqua Water Technologies Corp.*	56,304
2,209	Federal Signal Corp.	64,061
30,008	Flowserve Corp.	1,206,022
1,704	Franklin Electric Co., Inc.	88,080
4,984	Gardner Denver Holdings Inc.*	163,425
1,598	Gates Industrial Corp. PLC*	16,715
303	Gencor Industries Inc.*	3,045
669	Gorman-Rupp Co. (The)	21,401
9,274	Graco Inc.	457,394
303	Graham Corp.	5,024
1,152	Greenbrier Cos., Inc. (The)	27,913
1,048	Helios Technologies Inc.	41,658
2,911	Hillenbrand Inc.	68,117
226	Hurco Cos., Inc.	6,369
408	Hyster-Yale Materials Handling Inc.	19,641
7,474	IDEX Corp.	1,106,152
3,455	ITT Inc.	207,818

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 16.2% — (continued)

Machinery — 4.9% — (continued)
1,182	John Bean Technologies Corp.	$114,489
480	Kadant Inc.	43,594
3,148	Kennametal Inc.	87,514
341	LB Foster Co., Class A Shares*	5,374
11,389	Lincoln Electric Holdings Inc.	932,645
11,322	Lindsay Corp.	1,121,218
827	Luxfer Holdings PLC.	12,827
20,118	Lydall Inc.*	239,605
1,403	Manitowoc Co., Inc. (The)*	17,495
267	Mayville Engineering Co., Inc.*	1,946
2,690	Meritor Inc.*	61,036
2,180	Middleby Corp. (The)*	243,746
418	Miller Industries Inc.	12,419
2,163	Mueller Industries Inc.	60,521
64,944	Mueller Water Products Inc., Class A Shares	711,137
1,910	Navistar International Corp.*	69,352
1,578	NN Inc.	12,230
2,224	Nordson Corp.	323,147
102	Omega Flex Inc.	7,987
2,678	Oshkosh Corp.	193,218
384	Park-Ohio Holdings Corp.	9,416
6,303	Pentair PLC.	248,275
1,045	Proto Labs Inc.*	91,584
913	RBC Bearings Inc.*	156,296
1,127	REV Group Inc.	8,824
4,030	Rexnord Corp.	117,515
2,064	Snap-on Inc.	298,764
1,110	Spartan Motors Inc.	16,373
1,700	SPX Corp.*	71,281
1,631	SPX FLOW Inc.*	59,988
499	Standex International Corp.	31,652
766	Tennant Co.	54,800
2,338	Terex Corp.	51,459
20,595	Timken Co. (The)	923,480
1,809	Titan International Inc.	4,016
3,980	Toro Co. (The)	284,291
1,607	TriMas Corp.*	40,737
4,098	Trinity Industries Inc.	83,394
9,719	Twin Disc Inc.*	78,335
1,823	Wabash National Corp.	20,017
29,419	WABCO Holdings Inc.*	3,974,507
1,064	Watts Water Technologies Inc., Class A Shares	99,920
35,987	Welbilt Inc.*	475,748
6,738	Woodward Inc.	695,362
1,797	Xylem Inc.	138,980

	Total Machinery	19,849,423

Marine — 0.1%
1,817	Costamare Inc.	11,865
2,235	Danaos Corp.*	11,264
1,848	Eagle Bulk Shipping Inc.*(a)	6,135
761	Genco Shipping & Trading Ltd.	5,844
2,230	Kirby Corp.*	142,163
7,671	Matson Inc.	254,754
2,124	Safe Bulkers Inc.*	2,804

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 16.2% — (continued)

Marine — 0.1% — (continued)
1,967	Scorpio Bulkers Inc.	$6,334

	Total Marine	441,163

Professional Services — 1.6%
721	Acacia Research Corp.*	1,658
14,596	ASGN Inc.*	740,163
351	Barrett Business Services Inc.	21,025
477	BG Staffing Inc.	7,355
1,825	CBIZ Inc.*	47,523
1,785	CoStar Group Inc.*	1,191,648
296	CRA International Inc.	13,767
1,942	Exponent Inc.	143,028
342	Forrester Research Inc.*	12,333
390	Franklin Covey Co.*	12,265
9,587	FTI Consulting Inc.*	1,079,400
467	GP Strategies Corp.*	5,193
643	Heidrick & Struggles International Inc.	14,339
940	Huron Consulting Group Inc.*	55,780
651	ICF International Inc.	49,463
1,497	InnerWorkings Inc.*	4,701
1,457	Insperity Inc.	98,012
1,134	Kelly Services Inc., Class A Shares	18,836
759	Kforce Inc.	23,119
2,161	Korn Ferry	75,592
2,240	ManpowerGroup Inc.	170,106
729	Mistras Group Inc.*	5,723
1,034	Resources Connection Inc.	12,956
4,369	Robert Half International Inc.	220,241
1,703	TriNet Group Inc.*	90,021
1,343	TrueBlue Inc.*	19,984
2,273	Upwork Inc.*	19,696
15,911	Verisk Analytics Inc., Class A Shares	2,467,955
395	Willdan Group Inc.*	12,146

	Total Professional Services	6,634,028

Road & Rail — 0.8%
332	AMERCO	107,073
1,016	ArcBest Corp.	20,127
19,384	Avis Budget Group Inc.*	627,557
438	Covenant Transportation Group Inc., Class A Shares*	5,300
1,485	Daseke Inc.*	4,901
1,555	Heartland Express Inc.	27,850
46,572	Hertz Global Holdings Inc.*	595,656
13,483	Knight-Swift Transportation Holdings Inc., Class A Shares	430,647
1,458	Landstar System Inc.	147,214
1,809	Marten Transport Ltd.	35,348
3,798	Old Dominion Freight Line Inc.	736,053
82	PAM Transportation Services Inc.*	3,248
6,484	Ryder System Inc.	246,651
988	Saia Inc.*	86,262
2,078	Schneider National Inc., Class B Shares	37,217
346	Universal Logistics Holdings Inc.	5,332
859	US Xpress Enterprises Inc., Class A Shares*	3,702
5,445	Werner Enterprises Inc.	182,952
1,308	YRC Worldwide Inc.*(a)	2,773

	Total Road & Rail	3,305,863

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INDUSTRIALS — 16.2% — (continued)

Trading Companies & Distributors — 1.2%
16,449	AerCap Holdings NV*	$856,664
4,146	Air Lease Corp., Class A Shares	159,040
1,886	Aircastle Ltd.	60,069
1,418	Applied Industrial Technologies Inc.	83,648
2,597	Beacon Roofing Supply Inc.*	77,131
285	BlueLinx Holdings Inc.*	3,349
2,556	BMC Stock Holdings Inc.*	62,699
658	CAI International Inc.*	16,279
546	DXP Enterprises Inc.*	15,501
170	EVI Industries Inc.*(a)	3,752
39,594	Fastenal Co.	1,354,907
649	Foundation Building Materials Inc.*	10,124
1,305	GATX Corp.	93,347
295	General Finance Corp.*	2,298
1,516	GMS Inc.*	34,641
1,134	H&E Equipment Services Inc.	26,944
6,322	HD Supply Holdings Inc.*	240,362
1,058	Herc Holdings Inc.*	38,807
1,094	Kaman Corp.	60,673
128	Lawson Products Inc.*	5,120
2,790	MRC Global Inc.*	24,273
1,660	MSC Industrial Direct Co., Inc., Class A Shares	102,621
3,829	NOW Inc.*	33,810
20,185	Rush Enterprises Inc., Class A Shares	846,155
192	Rush Enterprises Inc., Class B Shares	8,047
1,540	SiteOne Landscape Supply Inc.*	152,845
460	Systemax Inc.	9,595
2,048	Textainer Group Holdings Ltd.*	16,896
743	Titan Machinery Inc.*	7,512
269	Transcat Inc.*	7,771
2,152	Triton International Ltd.	73,964
6,610	Univar Solutions Inc.*	112,304
446	Veritiv Corp.*	5,370
1,220	Watsco Inc.	191,516
1,677	WESCO International Inc.*	68,036
120	Willis Lease Finance Corp.*	6,804

	Total Trading Companies & Distributors	4,872,874

Transportation Infrastructure — 0.0%
2,756	Macquarie Infrastructure Corp.	108,173

	TOTAL INDUSTRIALS	66,335,936

INFORMATION TECHNOLOGY — 20.0%

Communications Equipment — 1.4%
1,441	Acacia Communications Inc.*	98,723
1,450	ADTRAN Inc.	11,665
693	Applied Optoelectronics Inc.*(a)	6,188
37,434	CalAmp Corp.*	360,115
1,825	Calix Inc.*	16,425
1,434	Casa Systems Inc.*	4,703
51,838	Ciena Corp.*	1,993,171
411	Clearfield Inc.*	4,406
7,292	CommScope Holding Co., Inc.*	80,285
830	Comtech Telecommunications Corp.	23,256
225	DASAN Zhone Solutions Inc.*	1,717

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 20.0% — (continued)

Communications Equipment — 1.4% — (continued)
945	Digi International Inc.*	$12,512
2,054	EchoStar Corp., Class A Shares*	71,726
4,163	Extreme Networks Inc.*	20,940
3,055	Harmonic Inc.*	18,758
115,026	Infinera Corp.*	782,177
1,829	Inseego Corp.*(a)	12,693
1,221	InterDigital Inc.	64,579
659	KVH Industries Inc.*	6,867
2,874	Lumentum Holdings Inc.*	223,655
1,233	NETGEAR Inc.*	23,267
2,858	NetScout Systems Inc.*	73,451
1,174	Plantronics Inc.	16,119
5,200	Radware Ltd.*	118,144
65,104	Ribbon Communications Inc.*	210,286
253	TESSCO Technologies Inc.	1,515
318	Ubiquiti Inc.	43,140
2,135	ViaSat Inc.*	122,762
103,157	Viavi Solutions Inc.*	1,360,641

	Total Communications Equipment	5,783,886

Electronic Equipment, Instruments & Components — 3.0%
381	Airgain Inc.*	3,006
1,035	Akoustis Technologies Inc.*(a)	7,493
19,589	Amphenol Corp., Class A Shares	1,795,919
1,161	Anixter International Inc.*	113,209
2,652	Arlo Technologies Inc.*	8,699
3,099	Arrow Electronics Inc.*	207,819
3,867	Avnet Inc.	118,640
1,678	AVX Corp.	36,480
1,053	Badger Meter Inc.	63,401
335	Bel Fuse Inc., Class B Shares	3,832
14,565	Belden Inc.	581,580
1,365	Benchmark Electronics Inc.	37,101
129	Coda Octopus Group Inc.*(a)	826
6,193	Cognex Corp.	275,836
911	Coherent Inc.*	117,255
1,277	CTS Corp.	33,291
1,375	Daktronics Inc.	6,765
2,373	Dolby Laboratories Inc., Class A Shares	155,906
472	ePlus Inc.*	35,759
1,391	Fabrinet*	76,672
788	FARO Technologies Inc.*	45,105
8,552	Fitbit Inc., Class A Shares*	54,647
23,108	FLIR Systems Inc.	981,397
9,687	II-VI Inc.*	287,607
1,367	Insight Enterprises Inc.*	75,308
3,178	IPG Photonics Corp.*	405,640
974	Iteris Inc.*	4,704
28,523	Itron Inc.*	2,163,184
5,615	Jabil Inc.	179,961
2,043	KEMET Corp.	53,281
988	Kimball Electronics Inc.*	13,387
37,404	Knowles Corp.*	621,654
907	Littelfuse Inc.	144,830
1,346	Methode Electronics Inc.	41,268

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 20.0% — (continued)

Electronic Equipment, Instruments & Components — 3.0% — (continued)
633	MTS Systems Corp.	$25,409
505	Napco Security Technologies Inc.*	10,272
4,904	National Instruments Corp.	197,533
1,356	nLight Inc.*	22,388
1,275	Novanta Inc.*	113,743
6,620	OSI Systems Inc.*	538,007
337	PAR Technology Corp.*(a)	8,927
440	PC Connection Inc.	17,895
1,109	Plexus Corp.*	73,582
5,288	Rogers Corp.*	613,408
2,578	Sanmina Corp.*	67,776
860	ScanSource Inc.*	24,450
1,561	SYNNEX Corp.	195,172
1,369	Tech Data Corp.*	194,932
23,665	Trimble Inc.*	934,294
3,644	TTM Technologies Inc.*	47,336
5,013	Vishay Intertechnology Inc.	93,743
406	Vishay Precision Group Inc.*	11,153
179	Wrap Technologies Inc.*(a)	1,053
2,058	Zebra Technologies Corp., Class A Shares*	434,176

	Total Electronic Equipment, Instruments & Components	12,376,711

IT Services — 3.7%
1,522	Alliance Data Systems Corp.	130,709
5,082	Amdocs Ltd.	323,977
27,536	Black Knight Inc.*	1,836,927
5,128	Booz Allen Hamilton Holding Corp., Class A Shares	365,626
1,597	Brightcove Inc.*	12,425
926	CACI International Inc., Class A Shares*	226,889
1,396	Cardtronics PLC, Class A Shares*	50,633
468	Cass Information Systems Inc.	21,973
55,614	Conduent Inc.*	181,858
24,140	CoreLogic Inc.	1,095,232
1,383	CSG Systems International Inc.	61,198
2,660	Endurance International Group Holdings Inc.*	9,922
1,960	EPAM Systems Inc.*	437,472
7,007	Euronet Worldwide Inc.*	869,148
2,318	EVERTEC Inc.	68,798
1,280	Evo Payments Inc., Class A Shares*	32,358
1,441	Exela Technologies Inc.*	370
1,312	ExlService Holdings Inc.*	97,941
2,748	Gartner Inc.*	355,564
7,227	Genpact Ltd.	277,950
1,381	GTT Communications Inc.*(a)	20,908
920	Hackett Group Inc. (The)	14,168
567	I3 Verticals Inc., Class A Shares*	16,432
1,089	Information Services Group Inc.*	3,452
516	International Money Express Inc.*	4,861
2,949	Jack Henry & Associates Inc.	447,481
41,945	KBR Inc.	1,088,892
5,107	Leidos Holdings Inc.	524,234
3,856	Limelight Networks Inc.*	19,454
2,525	LiveRamp Holdings Inc.*	89,486
1,025	ManTech International Corp., Class A Shares	76,772
2,373	MAXIMUS Inc.	149,546

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 20.0% — (continued)

IT Services — 3.7% — (continued)
1,580	MongoDB Inc., Class A Shares*	$240,950
2,466	NIC Inc.	45,103
9,435	Okta Inc., Class A Shares*	1,208,246
1,221	Paysign Inc.*(a)	9,805
1,359	Perficient Inc.*	55,678
5,328	Perspecta Inc.	133,040
695	PRGX Global Inc.*	2,509
482	Priority Technology Holdings Inc.*	993
17,530	Repay Holdings Corp.*	307,301
10,313	Sabre Corp.	140,411
9,138	Science Applications International Corp.	732,228
675	StarTek Inc.*	4,205
2,079	Switch Inc., Class A Shares	29,813
1,364	Sykes Enterprises Inc.*	43,212
571	TTEC Holdings Inc.	21,373
371	Tucows Inc., Class A Shares*	18,954
2,290	Twilio Inc., Class A Shares*	257,946
63,273	Unisys Corp.*	982,630
5,139	Verra Mobility Corp., Class A Shares*	77,830
1,038	Virtusa Corp.*	45,786
6,045	WEX Inc.*	1,131,866
10,220	WNS Holdings Ltd., ADR*	672,885

	Total IT Services	15,075,420

Semiconductors & Semiconductor Equipment — 2.9%
1,082	Adesto Technologies Corp.*	13,265
23,023	Advanced Energy Industries Inc.*	1,369,293
854	Alpha & Omega Semiconductor Ltd.*	9,257
1,203	Ambarella Inc.*	71,518
3,858	Amkor Technology Inc.*	40,258
1,085	Axcelis Technologies Inc.*	26,029
1,335	AXT Inc.*	4,646
29,443	Brooks Automation Inc.	1,016,078
4,990	Cabot Microelectronics Corp.	695,007
9,899	CEVA Inc.*	281,231
2,185	Cirrus Logic Inc.*	149,978
1,393	Cohu Inc.	28,515
4,180	Cree Inc.*	186,971
13,889	Cypress Semiconductor Corp.	320,697
1,564	Diodes Inc.*	68,832
887	DSP Group Inc.*	12,072
3,467	Enphase Energy Inc.*	169,779
13,460	Entegris Inc.	717,687
3,110	First Solar Inc.*	142,345
2,873	FormFactor Inc.*	64,269
606	GSI Technology Inc.*	4,036
1,090	Ichor Holdings Ltd.*	31,523
4,999	Impinj Inc.*	153,719
1,695	Inphi Corp.*	126,549
4,752	Lattice Semiconductor Corp.*	85,298
54,648	MACOM Technology Solutions Holdings Inc.*	1,380,955
2,805	MaxLinear Inc., Class A Shares*	43,365
2,037	MKS Instruments Inc.	204,087
1,574	Monolithic Power Systems Inc.	249,699
1,552	NeoPhotonics Corp.*	10,259

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 20.0% — (continued)

Semiconductors & Semiconductor Equipment — 2.9% — (continued)
187	NVE Corp.	$11,832
54,606	ON Semiconductor Corp.*	1,018,948
1,798	Onto Innovation Inc.*	54,965
1,169	PDF Solutions Inc.*	17,114
2,296	Photronics Inc.*	28,585
1,096	Power Integrations Inc.	95,407
60,172	Rambus Inc.*	841,205
2,486	Semtech Corp.*	98,172
1,610	Silicon Laboratories Inc.*	142,775
17,930	SiTime Corp.*	406,294
455	SMART Global Holdings Inc.*	12,212
2,557	SunPower Corp., Class A Shares*	21,913
1,290	Synaptics Inc.*	85,205
6,414	Teradyne Inc.	376,887
1,339	Ultra Clean Holdings Inc.*	27,999
1,609	Universal Display Corp.	255,493
43,088	Veeco Instruments Inc.*	576,948
1,721	Xperi Corp.	29,584

	Total Semiconductors & Semiconductor Equipment	11,778,755

Software — 8.6%
2,007	2U Inc.*	47,185
45,393	8x8 Inc.*	839,770
2,126	A10 Networks Inc.*	14,265
43,093	ACI Worldwide Inc.*	1,201,002
709	Agilysys Inc.*	22,780
1,365	Alarm.com Holdings Inc.*	65,861
1,405	Altair Engineering Inc., Class A Shares*	48,894
1,719	Alteryx Inc., Class A Shares*	240,007
894	American Software Inc., Class A Shares	14,706
3,350	Anaplan Inc.*	150,549
8,530	ANSYS Inc.*	2,065,881
651	Appfolio Inc., Class A Shares*	80,053
1,351	Appian Corp., Class A Shares*(a)	59,647
7,984	Aspen Technology Inc.*	850,376
1,606	Atlassian Corp. PLC, Class A Shares*	232,806
1,746	Avalara Inc.*	147,974
4,137	Avaya Holdings Corp.*	53,616
1,200	Benefitfocus Inc.*	14,976
1,841	Blackbaud Inc.	124,820
31,827	Blackline Inc.*	1,991,415
32,728	Bottomline Technologies de Inc.*	1,449,196
27,363	Box Inc., Class A Shares*	458,330
4,576	CDK Global Inc.	210,588
1,437	Cerence Inc.*	31,197
3,585	Ceridian HCM Holding Inc.*	253,567
950	ChannelAdvisor Corp.*	9,044
104,268	Cloudera Inc.*	927,985
1,573	CommVault Systems Inc.*	65,594
2,158	Cornerstone OnDemand Inc.*	88,543
2,382	Coupa Software Inc.*	356,704
435	Digimarc Corp.*	8,700
3,178	Digital Turbine Inc.*	19,481
5,931	DocuSign Inc., Class A Shares*	511,905
729	Domo Inc., Class B Shares*	15,375

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 20.0% — (continued)

Software — 8.6% — (continued)
3,145	Dynatrace Inc.*	$101,584
789	Ebix Inc.	20,861
682	eGain Corp.*	5,511
1,688	Elastic NV*	124,676
18,624	Envestnet Inc.*	1,405,740
1,267	Everbridge Inc.*	133,871
2,636	Fair Isaac Corp.*	991,215
71,784	FireEye Inc.*	950,061
2,247	Five9 Inc.*	164,098
1,794	ForeScout Technologies Inc.*	58,377
1,270	GTY Technology Holdings Inc.*	6,833
3,171	Guidewire Software Inc.*	347,573
1,562	HubSpot Inc.*	280,301
2,102	Ideanomics Inc.*	758
1,222	Instructure Inc.*	59,585
281	Intelligent Systems Corp.*	10,304
1,761	j2 Global Inc.	153,788
2,351	LivePerson Inc.*	62,207
1,858	LogMeIn Inc.	158,367
231	Majesco*	1,543
2,432	Manhattan Associates Inc.*	163,820
608	Medallia Inc.*	15,084
295	MicroStrategy Inc., Class A Shares*	39,872
22,250	Mimecast Ltd.*	880,877
1,166	Mitek Systems Inc.*	10,156
30,570	MobileIron Inc.*	123,808
1,162	Model N Inc.*	33,698
1,885	New Relic Inc.*	106,050
5,110	Nice Ltd., ADR*	837,171
112,055	Nuance Communications Inc.*	2,422,629
6,364	Nutanix Inc., Class A Shares*	151,718
24,502	OneSpan Inc.*	404,528
1,644	PagerDuty Inc.*(a)	33,866
1,893	Paycom Software Inc.*	535,056
5,113	Paylocity Holding Corp.*	662,236
1,450	Pegasystems Inc.	131,225
514	Ping Identity Holding Corp.*	11,894
2,237	Pluralsight Inc., Class A Shares*	39,886
1,651	Progress Software Corp.	61,566
7,298	Proofpoint Inc.*	778,332
31,722	PROS Holdings Inc.*	1,452,550
3,923	PTC Inc.*	296,383
1,634	Q2 Holdings Inc.*	123,155
431	QAD Inc., Class A Shares	21,141
13,034	Qualys Inc.*	1,045,066
1,967	Rapid7 Inc.*	91,072
2,998	RealPage Inc.*	192,172
1,073	Rimini Street Inc.*	4,957
2,852	RingCentral Inc., Class A Shares*	672,359
869	Rosetta Stone Inc.*	15,008
3,301	SailPoint Technologies Holding Inc.*	83,581
333	SecureWorks Corp., Class A Shares*	4,625
361	SharpSpring Inc.*	4,115
360	ShotSpotter Inc.*	12,816
3,316	Smartsheet Inc., Class A Shares*	153,531

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

INFORMATION TECHNOLOGY — 20.0% — (continued)

Software — 8.6% — (continued)
1,587	SolarWinds Corp.*	$28,915
1,351	SPS Commerce Inc.*	71,063
3,066	SVMK Inc.*	55,893
1,577	Synchronoss Technologies Inc.*	7,759
8,800	Talend SA, ADR*	324,896
1,631	Telaria Inc.*	19,931
1,092	Telenav Inc.*	6,514
1,327	Tenable Holdings Inc.*	32,538
4,363	Teradata Corp.*	86,998
90,432	TiVo Corp.	684,570
1,489	Trade Desk Inc. (The), Class A Shares*	427,715
5,405	Tyler Technologies Inc.*	1,693,657
782	Upland Software Inc.*	30,428
1,138	Varonis Systems Inc.*	91,290
25,766	Verint Systems Inc.*	1,414,038
2,699	VirnetX Holding Corp.*(a)	15,141
1,545	Workiva Inc., Class A Shares*	66,033
4,002	Yext Inc.*	60,670
4,266	Zendesk Inc.*	338,336
2,129	Zix Corp.*	16,777
2,364	Zscaler Inc.*(a)	122,904
3,786	Zuora Inc., Class A Shares*	50,127

	Total Software	34,972,241

Technology Hardware, Storage & Peripherals — 0.4%
4,064	3D Systems Corp.*(a)	37,226
272	AstroNova Inc.	2,954
1,054	Avid Technology Inc.*	7,789
52,925	Diebold Nixdorf Inc.*	371,533
1,328	Immersion Corp.*	9,283
21,409	NCR Corp.*	539,507
8,682	Pure Storage Inc., Class A Shares*	132,487
24,050	Quantum Corp.*	125,301
295	Sonim Technologies Inc.*	856
19,206	Stratasys Ltd.*	307,296
6,961	Xerox Holdings Corp.	224,144

	Total Technology Hardware, Storage & Peripherals	1,758,376

	TOTAL INFORMATION TECHNOLOGY	81,745,389

MATERIALS — 4.5%

Chemicals — 1.6%
664	Advanced Emissions Solutions Inc.	5,903
908	AdvanSix Inc.*	13,193
9,127	Albemarle Corp.	747,045
1,179	American Vanguard Corp.	17,980
1,175	Amyris Inc.*(a)	3,742
2,371	Ashland Global Holdings Inc.	169,621
7,748	Axalta Coating Systems Ltd.*	193,080
1,214	Balchem Corp.	114,674
2,207	Cabot Corp.	82,498
8,224	CF Industries Holdings Inc.	303,137
296	Chase Corp.	26,282
6,200	Chemours Co. (The)	92,132
11,969	Ecolab Inc.	2,159,806
8,769	Element Solutions Inc.*	91,110

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

MATERIALS — 4.5% — (continued)

Chemicals — 1.6% — (continued)
3,037	Ferro Corp.*	$35,290
2,004	Flotek Industries Inc.*	3,166
1,023	FutureFuel Corp.	10,404
1,916	GCP Applied Technologies Inc.*	37,305
300	Hawkins Inc.	10,725
1,971	HB Fuller Co.	77,322
8,271	Huntsman Corp.	156,653
1,584	Ingevity Corp.*	71,343
945	Innospec Inc.	81,780
3,591	Intrepid Potash Inc.*	6,356
743	Koppers Holdings Inc.*	16,242
22,548	Kraton Corp.*	228,186
934	Kronos Worldwide Inc.	9,331
5,193	Livent Corp.*	46,374
973	LSB Industries Inc.*	1,897
1,702	Marrone Bio Innovations Inc.*	1,923
1,290	Minerals Technologies Inc.	57,882
260	NewMarket Corp.	101,033
6,321	Olin Corp.	102,337
1,668	OMNOVA Solutions Inc.*	16,864
2,150	Orion Engineered Carbons SA	30,552
3,456	PolyOne Corp.	85,571
1,274	PQ Group Holdings Inc.*	16,906
486	Quaker Chemical Corp.	76,579
2,136	Rayonier Advanced Materials Inc.	5,233
4,793	RPM International Inc.	307,279
1,484	Scotts Miracle-Gro Co. (The)	157,289
1,615	Sensient Technologies Corp.	79,426
816	Stepan Co.	71,669
792	Trecora Resources*	4,475
977	Tredegar Corp.	16,668
1,438	Trinseo SA	31,463
25,654	Tronox Holdings PLC, Class A Shares	188,300
599	Valhi Inc.	833
7,071	Valvoline Inc.	137,885
1,358	Westlake Chemical Corp.	75,871
2,140	WR Grace & Co.	121,038

	Total Chemicals	6,499,653

Construction Materials — 0.6%
1,585	Eagle Materials Inc.	125,104
749	Forterra Inc.*	10,142
4,276	Summit Materials Inc., Class A Shares*	83,553
79	United States Lime & Minerals Inc.	6,363
537	US Concrete Inc.*	14,413
16,633	Vulcan Materials Co.	2,000,285

	Total Construction Materials	2,239,860

Containers & Packaging — 1.7%
12,207	AptarGroup Inc.	1,233,761
745	Ardagh Group SA, Class A Shares	13,060
13,490	Avery Dennison Corp.	1,544,470
21,263	Berry Global Group Inc.*	807,143
29,415	Crown Holdings Inc.*	2,073,758
11,075	Graphic Packaging Holding Co.	149,734

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

MATERIALS — 4.5% — (continued)

Containers & Packaging — 1.7% — (continued)
1,122	Greif Inc., Class A Shares	$39,651
255	Greif Inc., Class B Shares	10,203
1,435	Myers Industries Inc.	19,473
5,907	O-I Glass Inc.	63,796
3,619	Packaging Corp. of America	327,954
5,847	Sealed Air Corp.	177,223
16,653	Silgan Holdings Inc.	476,775
3,701	Sonoco Products Co.	178,425
306	UFP Technologies Inc.*	15,095

	Total Containers & Packaging	7,130,521

Materials — 0.0%
1,140	A. Schulman Inc.*#(b)	494

Metals & Mining — 0.5%
10,889	AK Steel Holding Corp.*	25,154
61,398	Alamos Gold Inc., Class A Shares	357,950
7,113	Alcoa Corp.*	98,657
4,776	Allegheny Technologies Inc.*	81,622
1,799	Carpenter Technology Corp.	66,113
1,813	Century Aluminum Co.*	10,515
50,345	Cleveland-Cliffs Inc.(a)	292,505
9,950	Coeur Mining Inc.*	41,392
4,488	Commercial Metals Co.	81,951
1,322	Compass Minerals International Inc.	72,115
3,346	Ferroglobe Representation & Warranty Insurance Trust*#(b)	—
1,912	Gold Resource Corp.	7,686
468	Haynes International Inc.	11,845
17,333	Hecla Mining Co.	45,759
591	Kaiser Aluminum Corp.	55,879
733	Materion Corp.	33,234
8,430	Novagold Resources Inc.*	67,271
372	Olympic Steel Inc.	4,483
2,438	Reliance Steel & Aluminum Co.	249,383
2,466	Royal Gold Inc.	237,895
539	Ryerson Holding Corp.*	4,490
1,032	Schnitzer Steel Industries Inc., Class A Shares	17,007
7,800	Steel Dynamics Inc.	207,714
3,068	SunCoke Energy Inc.	14,144
272	Synalloy Corp.*	3,114
1,755	TimkenSteel Corp.*	8,898
6,598	United States Steel Corp.(a)	52,916
1,827	Warrior Met Coal Inc.	32,375
1,475	Worthington Industries Inc.	46,905

	Total Metals & Mining	2,228,972

Paper & Forest Products — 0.1%
1,491	Boise Cascade Co.	52,901
640	Clearwater Paper Corp.*	17,453
2,301	Domtar Corp.	66,200
4,528	Louisiana-Pacific Corp.	128,821
598	Neenah Inc.	34,546
1,527	PH Glatfelter Co.	21,775
1,147	Schweitzer-Mauduit International Inc.	38,677
1,388	Verso Corp., Class A Shares*	22,638

	Total Paper & Forest Products	383,011

	TOTAL MATERIALS	18,482,511

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 6.6%

Equity Real Estate Investment Trusts (REITs) — 5.9%
3,071	Acadia Realty Trust	$70,142
1,583	Agree Realty Corp.	113,691
2,553	Alexander & Baldwin Inc.	47,996
79	Alexander's Inc.	24,569
1,767	American Assets Trust Inc.	73,242
5,323	American Campus Communities Inc.	231,231
4,014	American Finance Trust Inc.	41,746
9,603	American Homes 4 Rent, Class A Shares	248,622
7,192	Americold Realty Trust.	220,579
5,474	Apartment Investment & Management Co., Class A Shares	261,876
7,780	Apple Hospitality REIT Inc.	101,685
2,024	Armada Hoffler Properties Inc.	33,922
3,221	Ashford Hospitality Trust Inc.	6,957
830	Bluerock Residential Growth REIT Inc., Class A Shares	8,624
1,135	Braemar Hotels & Resorts Inc.	8,354
6,857	Brandywine Realty Trust.	93,118
11,151	Brixmor Property Group Inc.	203,060
340	BRT Apartments Corp.	5,304
3,485	Camden Property Trust.	369,340
3,508	CareTrust REIT Inc.	73,212
1,883	CatchMark Timber Trust Inc., Class A Shares	17,305
6,331	CBL & Associates Properties Inc.(a)	3,360
3,374	Cedar Realty Trust Inc.	8,739
2,083	Chatham Lodging Trust.	29,037
65	CIM Commercial Trust Corp.	913
2,714	City Office REIT Inc.	31,482
586	Clipper Realty Inc.	6,604
18,375	Colony Capital Inc.	72,765
4,694	Columbia Property Trust Inc.	88,529
717	Community Healthcare Trust Inc.	34,151
4,430	CoreCivic Inc.	65,608
542	CorEnergy Infrastructure Trust Inc.	18,916
1,600	CorePoint Lodging Inc.	12,736
1,474	CoreSite Realty Corp.	152,898
4,219	Corporate Office Properties Trust	106,909
5,486	Cousins Properties Inc.	195,795
7,192	CubeSmart	217,702
4,221	CyrusOne Inc.	255,708
7,903	DiamondRock Hospitality Co.	72,075
9,031	Diversified Healthcare Trust.	56,805
6,425	Douglas Emmett Inc.	245,306
14,007	Duke Realty Corp.	454,807
2,950	Easterly Government Properties Inc.	70,121
1,470	EastGroup Properties Inc.	184,823
5,958	Empire State Realty Trust Inc., Class A Shares	69,709
6,589	EPR Properties	390,332
101,266	Equity Commonwealth	3,185,828
6,612	Equity LifeStyle Properties Inc.	451,798
2,987	Essential Properties Realty Trust Inc.	68,432
1,079	Farmland Partners Inc.(a)	6,377
4,918	First Industrial Realty Trust Inc.	189,343
2,385	Four Corners Property Trust Inc.	68,426
3,527	Franklin Street Properties Corp.	25,148
1,677	Front Yard Residential Corp.	21,264
7,593	Gaming and Leisure Properties Inc.	339,179

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 6.6% — (continued)

Equity Real Estate Investment Trusts (REITs) — 5.9% — (continued)
4,567	GEO Group Inc. (The)	$66,861
1,456	Getty Realty Corp.	41,263
1,243	Gladstone Commercial Corp.	23,455
777	Gladstone Land Corp.	10,435
1,295	Global Medical REIT Inc.	18,091
3,417	Global Net Lease Inc.	63,044
2,320	Hannon Armstrong Sustainable Infrastructure Capital Inc.	78,764
9,279	Healthcare Realty Trust Inc.	318,270
7,936	Healthcare Trust of America Inc., Class A Shares	247,127
1,352	Hersha Hospitality Trust, Class A Shares	15,589
3,823	Highwoods Properties Inc.	171,576
5,699	Hudson Pacific Properties Inc.	183,964
3,922	Independence Realty Trust Inc.	52,006
2,292	Industrial Logistics Properties Trust	47,353
386	Innovative Industrial Properties Inc., Class A Shares(a)	35,489
459	Investors Real Estate Trust	32,337
10,712	Iron Mountain Inc.	325,752
2,056	iStar Inc.	31,107
22,688	JBG SMITH Properties	832,196
670	Jernigan Capital Inc.	12,006
4,003	Kilroy Realty Corp.	290,978
15,702	Kimco Realty Corp.	272,430
3,291	Kite Realty Group Trust	53,150
3,192	Lamar Advertising Co., Class A Shares	267,298
8,801	Lexington Realty Trust, Class B Shares	91,266
1,731	Life Storage Inc.	186,792
1,599	LTC Properties Inc.	71,683
5,406	Macerich Co. (The)(a)	110,391
3,414	Mack-Cali Realty Corp.	64,798
19,610	Medical Properties Trust Inc.	414,359
3,195	Monmouth Real Estate Investment Corp.	45,369
1,565	National Health Investors Inc.	127,907
6,494	National Retail Properties Inc.	330,220
2,197	National Storage Affiliates Trust	74,127
3,400	New Senior Investment Group Inc.	20,638
647	NexPoint Residential Trust Inc.	28,791
1,689	Office Properties Income Trust	49,201
8,322	Omega Healthcare Investors Inc.	329,551
612	One Liberty Properties Inc.	14,749
5,403	Outfront Media Inc.	142,315
7,204	Paramount Group Inc.	87,529
8,992	Park Hotels & Resorts Inc.	164,194
4,965	Pebblebrook Hotel Trust	100,343
2,751	Pennsylvania Real Estate Investment Trust(a)	6,492
7,040	Physicians Realty Trust	132,774
4,880	Piedmont Office Realty Trust Inc., Class A Shares	105,359
2,543	PotlatchDeltic Corp.	93,430
1,708	Preferred Apartment Communities Inc., Class A Shares	16,294
747	PS Business Parks Inc.	110,967
21,593	QTS Realty Trust Inc., Class A Shares	1,212,879
4,871	Rayonier Inc.	129,228
6,409	Regency Centers Corp.	368,133
4,208	Retail Opportunity Investments Corp.	63,120
8,204	Retail Properties of America Inc., Class A Shares	85,896
738	Retail Value Inc.	20,509

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 6.6% — (continued)

Equity Real Estate Investment Trusts (REITs) — 5.9% — (continued)
4,345	Rexford Industrial Realty Inc.	$203,216
6,618	RLJ Lodging Trust	87,424
2,678	RPT Realty	34,707
1,716	Ryman Hospitality Properties Inc.	119,279
7,604	Sabra Health Care REIT Inc.	148,658
329	Safehold Inc.	17,970
479	Saul Centers Inc.	20,602
7,202	SBA Communications Corp., Class A Shares	1,909,178
1,374	Seritage Growth Properties, Class A Shares	47,238
6,098	Service Properties Trust.	110,252
5,613	SITE Centers Corp.	64,606
3,046	SL Green Realty Corp.	238,928
3,832	Spirit Realty Capital Inc.	174,356
27,823	STAG Industrial Inc.	778,488
8,213	STORE Capital Corp.	269,879
3,818	Summit Hotel Properties Inc.	35,393
3,460	Sun Communities Inc.	528,965
8,467	Sunstone Hotel Investors Inc.	92,714
3,225	Tanger Factory Outlet Centers Inc.(a)	38,635
2,356	Taubman Centers Inc.	122,653
2,634	Terreno Realty Corp.	144,528
1,218	UMH Properties Inc.	17,673
6,629	Uniti Group Inc.	64,699
522	Universal Health Realty Income Trust	56,230
4,574	Urban Edge Properties	74,099
1,022	Urstadt Biddle Properties Inc., Class A Shares	21,063
40,895	VEREIT Inc.	354,151
17,323	VICI Properties Inc.	434,114
7,293	Washington Prime Group Inc.(a)	20,056
3,174	Washington Real Estate Investment Trust	85,222
4,526	Weingarten Realty Investors	121,885
1,560	Whitestone REIT, Class B Shares	19,172
4,403	Xenia Hotels & Resorts Inc.	65,869

	Total Equity Real Estate Investment Trusts (REITs)	24,267,947

Real Estate Management & Development — 0.7%
191	Altisource Portfolio Solutions SA*	3,035
33,526	CBRE Group Inc., Class A Shares*	1,882,150
135	Consolidated-Tomoka Land Co.	7,764
4,388	Cushman & Wakefield PLC*	79,818
663	eXp World Holdings Inc.*(a)	6,338
355	Forestar Group Inc.*	6,351
258	FRP Holdings Inc.*	11,669
1,511	Howard Hughes Corp. (The)*	163,007
1,934	Jones Lang LaSalle Inc.	285,787
4,693	Kennedy-Wilson Holdings Inc.	94,846
814	Marcus & Millichap Inc.*	26,015
322	Maui Land & Pineapple Co., Inc.*	3,545
5,455	Newmark Group Inc., Class A Shares	52,095
435	Rafael Holdings Inc., Class B Shares*	8,161
709	RE/MAX Holdings Inc., Class A Shares	20,667
4,177	Realogy Holdings Corp.	38,721
3,377	Redfin Corp.*	91,382
600	RMR Group Inc. (The), Class A Shares	22,356
1,309	St Joe Co. (The)*	25,748

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

REAL ESTATE — 6.6% — (continued)

Real Estate Management & Development — 0.7% — (continued)
302	Stratus Properties Inc.*	$8,655
798	Tejon Ranch Co.*	12,034
70	Transcontinental Realty Investors Inc.*	2,222

	Total Real Estate Management & Development	2,852,366

	TOTAL REAL ESTATE	27,120,313

UTILITIES — 2.9%

Electric Utilities — 0.9%
15,477	ALLETE Inc.	1,067,758
9,190	Alliant Energy Corp.	478,983
1,583	El Paso Electric Co.	107,438
596	Genie Energy Ltd., Class B Shares	4,124
4,011	Hawaiian Electric Industries Inc.	171,831
1,960	IDACORP Inc.	189,414
1,285	MGE Energy Inc.	91,672
9,533	NRG Energy Inc.	316,591
7,451	OGE Energy Corp.	283,883
1,567	Otter Tail Corp.	76,172
4,187	Pinnacle West Capital Corp.	374,695
2,982	PNM Resources Inc.	140,393
3,308	Portland General Electric Co.	179,988
502	Spark Energy Inc., Class A Shares	4,297

	Total Electric Utilities	3,487,239

Gas Utilities — 0.4%
4,451	Atmos Energy Corp.	459,566
677	Chesapeake Utilities Corp.	57,884
3,109	National Fuel Gas Co.	113,820
3,335	New Jersey Resources Corp.	117,759
3,311	Northwest Natural Holding Co.	217,764
1,953	ONE Gas Inc.	160,419
278	RGC Resources Inc.	7,631
3,565	South Jersey Industries Inc.	96,433
2,039	Southwest Gas Holdings Inc.	131,883
1,858	Spire Inc.	139,443
7,865	UGI Corp.	283,455

	Total Gas Utilities	1,786,057

Independent Power & Renewable Electricity Producers — 0.6%
145,680	Atlantic Power Corp.*	330,693
1,443	Clearway Energy Inc., Class A Shares	29,278
2,740	Clearway Energy Inc., Class C Shares	57,650
10,696	Ormat Technologies Inc.	745,297
3,456	Pattern Energy Group Inc., Class A Shares	93,485
663	Sunnova Energy International Inc.*	11,470
3,173	TerraForm Power Inc., Class A Shares	59,621
58,252	Vistra Energy Corp.	1,120,186

	Total Independent Power & Renewable Electricity Producers	2,447,680

Multi-Utilities — 0.3%
2,460	Avista Corp.	115,989
2,280	Black Hills Corp.	164,616
7,732	MDU Resources Group Inc.	214,408
7,447	NorthWestern Corp.	523,822
472	Unitil Corp.	26,593

	Total Multi-Utilities	1,045,428

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value

UTILITIES — 2.9% — (continued)

Water Utilities — 0.7%
1,401	American States Water Co.	$107,303
1,100	American Water Works Co., Inc.	136,026
400	AquaVenture Holdings Ltd.*	10,816
311	Artesian Resources Corp., Class A Shares	10,677
571	Cadiz Inc.*(a)	5,002
11,261	California Water Service Group	540,077
557	Consolidated Water Co., Ltd.	9,001
25,399	Essential Utilities Inc.	1,092,411
370	Global Water Resources Inc.	4,421
3,480	Middlesex Water Co.	206,956
592	Pure Cycle Corp.*	7,323
11,312	SJW Group	692,068
533	York Water Co. (The)	22,541

	Total Water Utilities	2,844,622

	TOTAL UTILITIES	11,611,026

	TOTAL COMMON STOCKS (Cost — $345,573,315)	388,638,229

PREFERRED STOCKS — 0.8%

FINANCIALS — 0.8%

Capital Markets — 0.4%
21,573	Charles Schwab Corp. (The), 5.950%(c)	551,622
5,855	Charles Schwab Corp. (The), 6.000%(c)	149,302
27,402	Northern Trust Corp., 4.700%*(c)	695,737

	Total Capital Markets	1,396,661

Insurance — 0.4%
11,465	MetLife Inc., 4.000% (3-Month USD-LIBOR + 1.000%)(c)(d)	274,931
25,797	MetLife Inc., 5.625%(c)	674,849
11,466	MetLife Inc., 4.750%*(c)	281,834
5,001	Reinsurance Group of America Inc., 6.200% (3-Month USD-LIBOR + 4.370%) due 9/15/42(d)	133,427
15,648	WR Berkley Corp., 5.625% due 4/30/53	387,914
	Total Insurance	1,752,955

	TOTAL FINANCIALS	3,149,616

	TOTAL PREFERRED STOCKS (Cost — $3,221,130)	3,149,616

CONVERTIBLE PREFERRED STOCKS — 0.4%

HEALTH CARE — 0.1%

Health Care Equipment & Supplies — 0.1%
4,806	Becton Dickinson & Co., 6.125% due 5/1/20	271,971

UTILITIES — 0.3%

Water Utilities — 0.3%
25,054	Essential Utilities Inc., 6.000% due 4/30/22	1,426,575

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $1,692,893)	1,698,546

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units		Security	Value

CLOSED END MUTUAL FUND SECURITIES — 0.3%

FINANCIALS — 0.3%

Capital Markets — 0.3%
4,924		iShares Russell 2000 ETF, Common Class Shares	$720,529
13,762		iShares Russell Mid-Capital ETF, Common Class Shares	744,249

		Total Capital Markets	1,464,778

		TOTAL FINANCIALS	1,464,778

		TOTAL CLOSED END MUTUAL FUND SECURITIES (Cost — $1,532,711)	1,464,778

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $352,020,049)	394,951,169

Face Amount†

SHORT-TERM INVESTMENTS (e) — 5.6%

MONEY MARKET FUND — 2.0%
$8,092,493		Invesco STIT — Government & Agency Portfolio, 1.471%, Institutional Class(f) (Cost — $8,092,493)	8,092,493

TIME DEPOSITS — 3.6%
5,369,798		ANZ National Bank — London, 0.950% due 3/2/20	5,369,798
4,201,421		Banco Santander SA — Frankfurt, 0.950% due 3/2/20	4,201,421
		BBH — Grand Cayman:
34,182		0.820% due 3/2/20	34,182
20,354	CAD	0.820% due 3/2/20	15,165
2,230,587		Citibank — New York, 0.950% due 3/2/20	2,230,587
2,793,548		Sumitomo Mitsui Banking Corp. — Tokyo, 0.950% due 3/2/20	2,793,548

		TOTAL TIME DEPOSITS (Cost — $14,644,701)	14,644,701

		TOTAL SHORT-TERM INVESTMENTS (Cost — $22,737,194)	22,737,194

		TOTAL INVESTMENTS — 102.2% (Cost — $374,757,243)	417,688,363

		Liabilities in Excess of Other Assets — (2.2)%	(8,854,814)

		TOTAL NET ASSETS — 100.0%	$408,833,549

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at February 29, 2020.
(e)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 3.6%.
(f)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

At February 29, 2020, for Small-Mid Cap Equity the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Small-Mid Cap Equity Fund	$374,757,243	$80,145,894	$(37,572,087)	$42,573,807

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	20.0%
Health Care	16.5
Industrials	16.2
Financials	15.6
Consumer Discretionary	7.1
Real Estate	6.6
Materials	4.5
Utilities	3.2
Consumer Staples	3.0
Communication Services	2.3
Energy	1.4
Short-Term Investments	3.6

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 29, 2020, Small-Mid Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
Russell 2000 E-mini Index March Futures	24	3/20	$1,985,641	$1,769,880	$(215,761)
NASDAQ 100 E-mini Index March Futures	1	3/20	170,427	169,080	(1,347)
S&P MidCap 400 E-mini Index March Futures	6	3/20	1,227,525	1,087,320	(140,205)

					$(357,313)

At February 29, 2020, Small-Mid Cap Equity Fund had deposited cash of $133,996 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:
CAD	— Canadian Dollar
USD	— United States Dollar

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 96.2%

Argentina — 0.2%
8,298	Globant SA*	$937,757
1,960	MercadoLibre Inc.*	1,207,419
86,914	YPF SA, ADR	694,443

	Total Argentina	2,839,619

Australia — 3.0%
15,455	AGL Energy Ltd.	190,687
61,241	Alumina Ltd.	76,456
83,695	AMP Ltd.*	91,742
27,804	APA Group	192,121
41,524	Appen Ltd.	568,542
13,103	Aristocrat Leisure Ltd.	281,116
4,287	ASX Ltd.	203,983
6,146	Atlassian Corp. PLC, Class A Shares*	890,924
46,721	Aurizon Holdings Ltd.	144,853
46,512	AusNet Services, Class Miscella Shares	50,831
65,497	Australia & New Zealand Banking Group Ltd.	1,045,623
993,699	Beach Energy Ltd.	1,113,981
11,723	Bendigo & Adelaide Bank Ltd.(a)	70,489
67,928	BHP Group Ltd.	1,474,085
142,247	BHP Group PLC	2,574,962
11,753	BlueScope Steel Ltd.	89,976
28,715	Boral Ltd.	85,338
37,083	Brambles Ltd.	285,324
5,712	Caltex Australia Ltd.	119,737
13,096	Challenger Ltd.	75,819
225,091	Charter Hall Group, REIT	1,804,702
2,392	CIMIC Group Ltd.	37,459
11,895	Coca-Cola Amatil Ltd.	87,747
1,357	Cochlear Ltd.	180,805
26,719	Coles Group Ltd.	243,509
41,030	Commonwealth Bank of Australia	2,153,727
11,835	Computershare Ltd.	116,918
9,595	Crown Resorts Ltd.	64,034
42,219	CSL Ltd.	8,372,036
25,723	Dexus, REIT	201,316
1,133	Flight Centre Travel Group Ltd.	23,994
31,838	Fortescue Metals Group Ltd.	207,598
38,470	Goodman Group, REIT	370,219
46,280	GPT Group (The), REIT	172,572
13,652	Harvey Norman Holdings Ltd.	32,465
37,499	Incitec Pivot Ltd.	65,811
53,309	Insurance Australia Group Ltd.	218,546
13,841	LendLease Group	156,669
17,937	Macquarie Group Ltd.	1,552,683
14,789	Magellan Financial Group Ltd.	521,433
62,960	Medibank Pvt Ltd.	114,225
92,142	Mineral Resources Ltd.	987,868
93,909	Mirvac Group, REIT	183,669
66,681	National Australia Bank Ltd.	1,075,953
18,104	Newcrest Mining Ltd.	312,384
87,374	Northern Star Resources Ltd.	773,696
31,855	Oil Search Ltd.	111,781
8,575	Orica Ltd.	108,875

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Australia — 3.0% — (continued)
41,461	Origin Energy Ltd.	$188,888
89,774	OZ Minerals Ltd.	523,071
18,281	Qantas Airways Ltd.(a)	65,513
31,310	QBE Insurance Group Ltd.	272,708
3,827	Ramsay Health Care Ltd.	166,993
1,263	REA Group Ltd.	79,648
41,858	Santos Ltd.	183,342
251,195	Saracen Mineral Holdings Ltd.*	624,569
123,772	Scentre Group, REIT	275,555
8,169	SEEK Ltd.	108,227
48,500	Seven Group Holdings Ltd.(a)	563,657
9,710	Sonic Healthcare Ltd.	179,898
112,763	South32 Ltd.	162,070
56,446	Stockland, REIT	171,002
29,711	Suncorp Group Ltd.	215,533
25,502	Sydney Airport	127,191
49,099	Tabcorp Holdings Ltd.	120,051
98,093	Telstra Corp., Ltd.	215,894
8,418	TPG Telecom Ltd.	40,810
63,632	Transurban Group	608,598
16,860	Treasury Wine Estates Ltd.	121,155
74,648	Vicinity Centres, REIT	103,974
3,114	Washington H Soul Pattinson & Co., Ltd.	39,854
26,168	Wesfarmers Ltd.	682,883
83,093	Westpac Banking Corp.	1,264,760
3,434	WiseTech Global Ltd.	34,145
22,060	Woodside Petroleum Ltd.	402,197
28,898	Woolworths Group Ltd.	719,442
8,224	Worley Ltd.	66,675

	Total Australia	38,207,586

Austria — 0.3%
1,856	ANDRITZ AG	65,871
84,364	Erste Group Bank AG	2,909,589
3,434	OMV AG	145,256
3,796	Raiffeisen Bank International AG	78,982
1,614	Verbund AG	76,576
2,612	Voestalpine AG	57,650

	Total Austria	3,333,924

Belgium — 0.7%
44,778	Ageas	2,092,642
17,628	Anheuser-Busch InBev SA/NV	997,684
1,256	Colruyt SA	58,216
7,245	Galapagos NV*	1,518,805
249	Galapagos NV*(b)	51,479
1,900	Groupe Bruxelles Lambert SA	173,766
5,875	KBC Group NV	391,209
3,766	Proximus SADP	93,924
1,738	Solvay SA	158,767
1,170	Telenet Group Holding NV	45,034
2,792	UCB SA	258,765
57,500	Umicore SA	2,409,167
35,147	Warehouses de Pauw CVA, REIT	950,482

	Total Belgium	9,199,940

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Brazil — 0.0%
49,365	B3 SA — Brasil Bolsa Balcao	$529,626

Canada — 2.4%
133,035	Alimentation Couche-Tard Inc., Class B Shares	4,040,014
80,520	ARC Resources Ltd.(a)	350,348
225,620	B2Gold Corp.	901,001
165,123	Barrick Gold Corp.	3,149,418
21,989	BRP Inc.	901,546
56,318	Cameco Corp.	488,840
20,250	Canada Goose Holdings Inc.*(a)	558,293
16,493	Canadian Apartment Properties REIT	689,727
21,058	Canadian Imperial Bank of Commerce	1,602,805
27,610	Canadian Western Bank	615,064
60,638	CCL Industries Inc., Class B Shares	2,001,840
66,779	Dollarama Inc.	1,963,269
32,171	Finning International Inc.(a)	476,021
8,922	Gildan Activewear Inc., Class A Shares	216,104
246,496	Kinross Gold Corp.*	1,237,410
19,659	Kirkland Lake Gold Ltd.	634,062
95,327	Manulife Financial Corp.	1,602,278
18,687	Norbord Inc.	496,343
36,667	Northland Power Inc., Class Common S Shares(a)	815,186
36,156	Nutrien Ltd.	1,461,379
35,305	Pan American Silver Corp.	698,893
67,474	Parex Resources Inc.*	922,979
44,433	Real Matters Inc.*	449,892
63,344	Saputo Inc.	1,763,174
26,417	Stantec Inc.(a)	789,243
286,252	Tamarack Valley Energy Ltd.*	275,119
24,217	TFI International Inc.	746,970
42,762	Tourmaline Oil Corp.	355,235
83,376	Tricon Capital Group Inc.	703,807

	Total Canada	30,906,260

Chile — 0.1%
155,022	Antofagasta PLC	1,513,260

China — 1.5%
26,805	Alibaba Group Holding Ltd., ADR*	5,575,440
43,313	Baidu Inc., ADR*	5,196,694
829	BeiGene Ltd., ADR*	131,272
536,000	Beijing Capital International Airport Co., Ltd., Class H Shares(c)	417,374
6,005,029	China Telecom Corp., Ltd., Class H Shares(c)	2,271,577
2,865,220	Dongfeng Motor Group Co., Ltd., Class H Shares(c)	2,280,508
338,571	Sinopharm Group Co., Ltd., Class H Shares(c)	1,059,118
58,500	Tencent Holdings Ltd.	2,885,518
55,500	Yangzijiang Shipbuilding Holdings Ltd.	38,353

	Total China	19,855,854

Denmark — 1.5%
93	AP Moller — Maersk AS, Class A Shares	88,603
2,309	AP Moller — Maersk AS, Class B Shares	2,358,495
5,910	Ascendis Pharma AS, ADR*	770,546
2,491	Carlsberg AS, Class B Shares	330,244
2,486	Chr Hansen Holding AS	178,262
2,751	Coloplast AS, Class B Shares	371,549
15,835	Danske Bank AS	246,119
2,896	Demant AS*	89,127

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Denmark — 1.5% — (continued)
15,808	Dfds AS	$549,153
3,003	Drilling Co. of 1972 (The)*	132,642
4,932	DSV PANALPINA AS	497,987
1,465	Genmab AS*	330,444
15,628	GN Store Nord AS	879,142
1,585	H. Lundbeck AS	54,833
3,711	ISS AS	67,308
114,767	Novo Nordisk AS, Class B Shares	6,820,144
5,159	Novozymes AS, Class B Shares	262,920
4,436	Orsted AS(d)	456,433
2,355	Pandora AS	107,286
14,904	Royal Unibrew AS	1,282,577
3,023	Tryg AS	84,279
35,764	Vestas Wind Systems AS	3,505,075

	Total Denmark	19,463,168

Faroe Island — 0.0%
8,381	Bakkafrost PF	529,465

Finland — 0.8%
33,956	Adapteo OYJ*	360,378
3,309	Elisa OYJ	190,170
10,466	Fortum OYJ	224,479
48,476	Kemira OYJ	617,465
7,986	Kone OYJ, Class B Shares	450,681
2,657	Metso OYJ	86,222
9,676	Neste OYJ	382,089
1,164,555	Nokia OYJ	4,473,140
3,106	Nokian Renkaat OYJ	80,758
74,184	Nordea Bank Abp	593,504
2,435	Orion OYJ, Class B Shares	96,824
103,427	Outotec OYJ*	535,054
10,447	Sampo OYJ, Class A Shares	428,932
13,371	Stora Enso OYJ, Class R Shares	161,513
20,871	TietoEVRY OYJ	596,734
12,010	UPM-Kymmene OYJ	369,412
36,174	Valmet OYJ	865,640
10,272	Wartsila OYJ Abp(a)	106,957

	Total Finland	10,619,952

France — 10.1%
3,775	Accor SA	138,895
761	Aeroports de Paris	112,645
214,479	Air France-KLM*	1,668,267
10,912	Air Liquide SA	1,488,825
37,697	Airbus SE	4,606,861
40,716	Alstom SA	2,001,423
9,990	Alten SA	1,124,733
23,216	Amundi SA(d)	1,682,559
14,799	Arkema SA	1,403,699
2,260	Atos SE	169,856
44,825	AXA SA	1,043,319
971	BioMerieux	89,966
166,047	BNP Paribas SA	8,112,232
22,523	Bollore SA	77,754
5,187	Bouygues SA	206,467
6,898	Bureau Veritas SA	168,762

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

France — 10.1% — (continued)
3,745	Capgemini SE	$413,097
200,960	Carrefour SA	3,487,134
1,168	Casino Guichard Perrachon SA(a)	45,509
122,071	Cie de Saint-Gobain	4,342,965
18,152	Cie Générale des Établissements Michelin SCA	1,941,504
4,401	CNP Assurances	69,273
1,144	Covivio, REIT	121,936
26,182	Credit Agricole SA	314,983
103,720	Danone SA	7,341,803
61	Dassault Aviation SA	63,553
18,116	Dassault Systemes SE	2,861,986
53,746	Edenred	2,821,405
15,873	Eiffage SA	1,696,678
14,127	Electricite de France SA	198,640
193,986	Engie SA	3,246,204
19,757	EssilorLuxottica SA	2,722,765
1,024	Eurazeo SE	68,726
3,877	Eutelsat Communications SA	52,677
17,903	Faurecia SE	818,817
1,063	Gecina SA, REIT	190,176
10,205	Getlink SE	165,764
8,669	Hermes International	6,133,258
632	ICADE, REIT	63,128
344	Iliad SA	48,338
1,492	Ingenico Group SA	211,406
963	Ipsen SA	62,527
2,077	JCDecaux SA	48,211
1,756	Kering SA	1,008,081
4,745	Klepierre SA, REIT	142,724
19,532	Korian SA	893,388
32,201	Legrand SA	2,485,629
5,860	L’Oréal SA	1,575,807
14,402	LVMH Moët Hennessy Louis Vuitton SE	5,941,147
23,444	Natixis SA	95,605
18,572	Nexans SA	848,115
14,806	Nexity SA	685,236
47,013	Orange SA	637,773
20,906	Pernod Ricard SA	3,404,123
13,539	Peugeot SA	263,961
5,117	Publicis Groupe SA	197,910
518	Remy Cointreau SA	52,604
50,476	Renault SA	1,503,476
211,411	Rexel SA	2,604,743
7,578	Safran SA	1,052,631
26,116	Sanofi	2,414,975
684	Sartorius Stedim Biotech	130,486
46,617	Schneider Electric SE	4,750,709
15,960	SCOR SE	574,264
20,853	Seb Prime Fidelite	2,753,501
3,750	SEB SA*(b)	493,399
115,452	Societe Generale SA	3,292,294
2,085	Sodexo SA	202,279
5,218	SOITEC*	433,390
7,398	Suez	116,608
10,590	Teleperformance	2,584,927
2,511	Thales SA	254,597

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France — 10.1% — (continued)
357,667	TOTAL SA	$15,323,762
37,478	Ubisoft Entertainment SA*	2,826,361
3,259	Unibail-Rodamco-Westfield, REIT	393,102
18,338	Valeo SA	474,060
12,389	Veolia Environnement SA	358,548
11,978	Vinci SA	1,218,214
77,176	Vivendi SA	1,984,473
699	Wendel SA	85,672
40,576	Worldline SA*(d)	3,138,389

	Total France	130,845,689

Germany — 8.4%
11,390	adidas AG	3,173,037
23,710	Allianz SE, Class Registered Shares	5,121,132
57,061	alstria office REIT-AG	1,080,778
12,297	AURELIUS Equity Opportunities SE & Co. KGaA	360,192
149,830	BASF SE	8,793,963
77,472	Bayer AG, Class Registered Shares	5,608,110
37,408	Bayerische Motoren Werke AG	2,433,431
6,362	Bechtle AG	834,844
20,251	Beiersdorf AG	2,127,575
3,626	Brenntag AG	161,909
11,773	Carl Zeiss Meditec AG	1,238,220
127,280	CECONOMY AG*	609,322
23,302	Commerzbank AG	134,293
21,358	Continental AG	2,418,525
4,096	Covestro AG(d)	156,434
7,659	CTS Eventim AG & Co. KGaA	405,042
86,806	Daimler AG, Class Registered Shares	3,614,679
2,525	Delivery Hero SE*(d)	189,747
46,268	Deutsche Bank AG, Class Registered Shares	402,923
4,368	Deutsche Boerse AG	687,924
110,980	Deutsche Lufthansa AG, Class Registered Shares	1,430,159
57,451	Deutsche Pfandbriefbank AG(d)	813,103
156,655	Deutsche Post AG, Class Registered Shares	4,692,097
76,846	Deutsche Telekom AG, Class Registered Shares	1,256,623
76,484	Deutsche Wohnen SE	3,086,966
52,776	E.ON SE	609,342
4,345	Evonik Industries AG	107,704
8,976	Fraport AG Frankfurt Airport Services Worldwide	564,773
64,758	Fresenius Medical Care AG & Co. KGaA	4,985,731
9,831	Fresenius SE & Co. KGaA	463,245
75,817	GEA Group AG	2,006,866
7,507	Gerresheimer AG	542,343
1,421	Hannover Rueck SE	253,129
3,507	HeidelbergCement AG	208,567
27,079	HelloFresh SE*	663,629
2,449	Henkel AG & Co. KGaA	208,609
631	Hochtief AG	62,110
406,286	Infineon Technologies AG	8,486,880
12,947	KION Group AG	687,638
17,879	Knorr-Bremse AG	1,811,463
1,934	Lanxess AG	101,262
2,994	Merck KGaA	361,974
48,215	METRO AG	557,542
1,225	MTU Aero Engines AG	299,330

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Germany — 8.4% — (continued)
3,346	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	$853,091
1,950	Puma SE	149,881
4,862	Rheinmetall AG	444,770
13,374	RWE AG	461,211
15,879	Salzgitter AG	262,946
142,364	SAP SE	17,526,450
94,796	Siemens AG, Class Registered Shares	9,753,677
59,216	Siemens Healthineers AG(d)	2,396,303
26,674	Suedzucker AG	414,490
2,998	Symrise AG, Class A Shares	291,962
44,944	TAG Immobilien AG	1,088,132
23,085	Telefonica Deutschland Holding AG	60,419
9,896	ThyssenKrupp AG*	95,521
11,019	TUI AG	86,880
4,622	Uniper SE	136,573
2,386	United Internet AG, Class Registered Shares	71,772
832	Volkswagen AG	139,707
12,072	Vonovia SE	648,387
2,766	Wirecard AG	354,594
3,269	Zalando SE*(d)	143,148

	Total Germany	109,193,079

Hong Kong — 3.0%
816,200	AIA Group Ltd.	7,893,823
7,800	ASM Pacific Technology Ltd.	94,118
31,600	Bank of East Asia Ltd. (The)	66,990
700,000	BOC Hong Kong Holdings Ltd.	2,418,724
33,300	Budweiser Brewing Co. APAC Ltd.*(d)	100,864
264,000	China Mengniu Dairy Co., Ltd.*	941,915
443,581	China Merchants Port Holdings Co., Ltd.	656,897
1,159,551	China Mobile Ltd.	9,215,326
3,196,917	China Unicom Hong Kong Ltd.	2,541,431
252,500	CK Asset Holdings Ltd.	1,589,609
63,500	CK Hutchison Holdings Ltd.	556,490
15,000	CK Infrastructure Holdings Ltd.	102,731
38,500	CLP Holdings Ltd.	405,667
6,000	Dairy Farm International Holdings Ltd.	28,794
51,000	Galaxy Entertainment Group Ltd.	340,581
49,000	Hang Lung Properties Ltd.	107,982
18,000	Hang Seng Bank Ltd.	372,646
33,894	Henderson Land Development Co., Ltd.	156,527
66,000	HK Electric Investments & HK Electric Investments Ltd.	66,530
94,000	HKT Trust & HKT Ltd., Class Miscella Shares	140,959
239,381	Hong Kong & China Gas Co., Ltd.	462,755
65,699	Hong Kong Exchanges & Clearing Ltd.	2,172,794
27,200	Hongkong Land Holdings Ltd.	134,667
5,100	Jardine Matheson Holdings Ltd.	278,858
66,732	Jardine Strategic Holdings Ltd.	1,937,667
14,500	Kerry Properties Ltd.	41,552
47,500	Link REIT	442,403
265,000	Melco International Development Ltd.	548,006
5,159	Melco Resorts & Entertainment Ltd., ADR	89,457
36,500	MTR Corp., Ltd.	206,574
144,679	New World Development Co., Ltd.	187,594
36,750	NWS Holdings Ltd.	45,376
95,000	PCCW Ltd.	57,289

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Hong Kong — 3.0% — (continued)
32,500	Power Assets Holdings Ltd.	$232,388
76,646	Sino Land Co., Ltd.	102,585
43,000	SJM Holdings Ltd.	49,167
37,500	Sun Hung Kai Properties Ltd.	537,065
10,500	Swire Pacific Ltd., Class A Shares	95,390
29,800	Swire Properties Ltd.	88,841
32,500	Techtronic Industries Co., Ltd.	265,669
678,000	Towngas China Co., Ltd.*	395,504
18,000	Vitasoy International Holdings Ltd.(a)	64,953
2,046,500	WH Group Ltd.(d)	2,100,500
28,000	Wharf Real Estate Investment Co., Ltd.(a)(e)	128,282
18,000	Wheelock & Co., Ltd.(e)	137,889
360,000	Xinyi Glass Holdings Ltd.	448,007
17,000	Yue Yuen Industrial Holdings Ltd.	41,195

	Total Hong Kong	39,091,031

India — 0.5%
353,648	Canara Bank*	703,817
68,388	HDFC Bank Ltd.	1,120,095
189,745	ICICI Bank Ltd., ADR	2,631,763
131,472	NTPC Ltd.	194,361
596,420	Oil & Natural Gas Corp., Ltd.	758,172
284,725	Zee Entertainment Enterprises Ltd.	936,942

	Total India	6,345,150

Indonesia — 0.1%
612,200	Bank Central Asia Tbk PT	1,335,926

Ireland — 1.2%
2,967	AerCap Holdings NV*	154,521
403,697	AIB Group PLC	962,726
443,769	Bank of Ireland Group PLC	1,679,182
18,400	CRH PLC	620,620
86,251	Dalata Hotel Group PLC	395,695
2,315	DCC PLC	166,478
21,446	Experian PLC	717,589
14,242	Flutter Entertainment PLC	1,518,694
97,080	James Hardie Industries PLC, CDI	1,764,764
3,739	Kerry Group PLC, Class A Shares	470,816
3,613	Kingspan Group PLC	228,769
19,825	Medtronic PLC	1,995,783
48,835	Ryanair Holdings PLC, ADR*	3,500,493
5,238	Smurfit Kappa Group PLC	176,072
93,682	UDG Healthcare PLC	855,904

	Total Ireland	15,208,106

Isle of Man — 0.1%
154,317	GVC Holdings PLC	1,590,944

Israel — 0.3%
922	Azrieli Group Ltd.	67,272
27,768	Bank Hapoalim BM	216,589
35,197	Bank Leumi Le-Israel BM	228,260
14,465	Check Point Software Technologies Ltd.*	1,501,467
948	CyberArk Software Ltd.*	99,255
560	Elbit Systems Ltd.	83,266
17,954	Israel Chemicals Ltd.	65,671
130,076	Israel Discount Bank Ltd., Class A Shares	542,433

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Israel — 0.3% — (continued)
3,396	Mizrahi Tefahot Bank Ltd.	$86,961
1,458	Nice Ltd.*	238,895
25,677	Teva Pharmaceutical Industries Ltd., ADR*	296,056
1,053	Wix.com Ltd.*	141,133

	Total Israel	3,567,258

Italy — 2.5%
44,059	ACEA SpA	926,980
44,449	Amplifon SpA	1,279,903
112,907	Assicurazioni Generali SpA	2,031,669
12,072	Atlantia SpA	259,030
47,653	Banca Mediolanum SpA	388,216
161,822	BPER Banca	645,460
37,749	Buzzi Unicem SpA	830,109
13,277	Davide Campari-Milano SpA	110,615
5,350	DiaSorin SpA	609,456
187,517	Enel SpA	1,569,978
376,553	Eni SpA	4,660,904
2,759	Ferrari NV	435,931
105,548	FinecoBank Banca Fineco SpA	1,116,186
63,353	Infrastrutture Wireless Italiane SpA(d)	651,741
15,518	Interpump Group SpA	472,564
350,720	Intesa Sanpaolo SpA	853,941
8,628	Leonardo SpA	88,616
14,291	Mediobanca Banca di Credito Finanziario SpA	130,190
4,194	Moncler SpA	163,893
7,170	Pirelli & C SpA(d)	33,659
11,822	Poste Italiane SpA(d)	127,020
89,612	Prysmian SpA	2,156,288
2,683	Recordati SpA	115,295
355,779	Saipem SpA*	1,364,478
266,786	Saras SpA	315,021
45,739	Snam SpA	227,167
140,834	Telecom Italia SpA	78,959
202,502	Telecom Italia SpA*	112,566
33,156	Terna Rete Elettrica Nazionale SpA	219,512
836,200	UniCredit SpA	10,760,962

	Total Italy	32,736,309

Japan — 18.9%
800	ABC-Mart Inc.	46,087
8,800	Acom Co., Ltd.	36,091
28,300	Adastria Co., Ltd.	458,085
17,800	Advantest Corp.	805,793
15,400	Aeon Co., Ltd.	286,384
2,100	AEON Financial Service Co., Ltd.	30,331
2,500	Aeon Mall Co., Ltd.	35,361
4,200	AGC Inc.	119,764
4,400	Air Water Inc.	59,087
3,600	Aisin Seiki Co., Ltd.	114,191
10,300	Ajinomoto Co., Inc.	173,730
4,500	Alfresa Holdings Corp.	80,512
4,500	Alps Alpine Co., Ltd.	69,147
7,500	Amada Holdings Co., Ltd.	69,584
2,900	ANA Holdings Inc.	77,954
41,500	Anritsu Corp.(a)	677,545

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 18.9% — (continued)
2,600	Aozora Bank Ltd.	$64,851
8,500	Asahi Group Holdings Ltd.	326,149
4,800	Asahi Intecc Co., Ltd.	116,862
29,700	Asahi Kasei Corp.	246,318
44,300	Astellas Pharma Inc.	694,640
4,700	Bandai Namco Holdings Inc.	233,468
1,400	Bank of Kyoto Ltd. (The)	47,330
20,093	Benesse Holdings Inc.	516,564
13,500	Bridgestone Corp.	449,498
5,200	Brother Industries Ltd.	93,471
1,700	Calbee Inc.	43,664
65,349	Canon Inc.	1,642,179
20,700	Capcom Co., Ltd.	562,277
5,000	Casio Computer Co., Ltd.	85,585
3,400	Central Japan Railway Co.	558,339
10,800	Chiba Bank Ltd. (The)	52,977
79,996	Chiyoda Corp.(a)	224,561
14,600	Chubu Electric Power Co., Inc.	191,353
5,300	Chugai Pharmaceutical Co., Ltd.	573,313
6,700	Chugoku Electric Power Co., Inc. (The)	89,458
191,666	Citizen Watch Co., Ltd.	753,968
29,700	Coca-Cola Bottlers Japan Holdings Inc.	690,592
27,100	Concordia Financial Group Ltd.	92,767
3,100	Credit Saison Co., Ltd.	44,801
2,200	CyberAgent Inc.	83,233
5,500	Dai Nippon Printing Co., Ltd.	133,957
6,400	Daicel Corp.	54,947
2,300	Daifuku Co., Ltd.	135,963
15,600	Daihen Corp.	407,488
168,133	Dai-ichi Life Holdings Inc.	2,287,052
13,100	Daiichi Sankyo Co., Ltd.	797,403
16,100	Daikin Industries Ltd.	2,186,107
20,800	Daiseki Co., Ltd.	494,570
1,700	Daito Trust Construction Co., Ltd.	174,985
13,300	Daiwa House Industry Co., Ltd.	366,173
39	Daiwa House REIT Investment Corp., Class A Shares	97,415
32,500	Daiwa Securities Group Inc.	137,719
75,198	DeNA Co., Ltd.	968,387
16,900	Denka Co., Ltd.	424,017
10,200	Denso Corp.	396,239
5,000	Dentsu Group Inc.	129,750
28,200	Dip Corp.	680,328
600	Disco Corp.	123,287
20,400	East Japan Railway Co.	1,569,572
40,700	Eiken Chemical Co., Ltd.	725,187
19,408	Eisai Co., Ltd.	1,426,133
3,300	Electric Power Development Co., Ltd.	70,613
5,800	FamilyMart Co., Ltd.	127,570
44,300	FANUC Corp.	7,331,329
1,400	Fast Retailing Co., Ltd.	689,864
32,700	Fuji Corp.	541,076
3,200	Fuji Electric Co., Ltd.	87,079
40,556	Fuji Media Holdings Inc.	477,807
15,300	Fuji Oil Holdings Inc.	353,443
8,500	FUJIFILM Holdings Corp.	413,803
17,009	Fujitsu Ltd.	1,794,942

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 18.9% — (continued)
4,400	Fukuoka Financial Group Inc.	$66,566
25,200	FULLCAST Holdings Co., Ltd.	439,579
1,000	GMO Payment Gateway Inc.	61,704
173,567	Gree Inc.	699,265
5,400	Hakuhodo DY Holdings Inc.	62,637
3,300	Hamamatsu Photonics KK	130,557
5,400	Hankyu Hanshin Holdings Inc.	177,205
500	Hikari Tsushin Inc.	94,739
7,200	Hino Motors Ltd.	59,161
745	Hirose Electric Co., Ltd.	78,835
1,400	Hisamitsu Pharmaceutical Co., Inc.	62,348
2,600	Hitachi Chemical Co., Ltd.	110,372
2,300	Hitachi Construction Machinery Co., Ltd.	56,281
1,600	Hitachi High-Technologies Corp.	118,931
170,000	Hitachi Ltd.	5,702,042
4,900	Hitachi Metals Ltd.	71,417
216,460	Honda Motor Co., Ltd.	5,532,576
1,400	Hoshizaki Corp.	119,674
64,900	Hoya Corp.	5,751,674
6,400	Hulic Co., Ltd.	71,439
4,437	Idemitsu Kosan Co., Ltd.	108,675
3,200	IHI Corp.	66,927
3,400	Iida Group Holdings Co., Ltd.	45,836
293,820	Inpex Corp.	2,557,662
1,299	Invincible Investment Corp., REIT	518,842
7,200	Isetan Mitsukoshi Holdings Ltd.	46,949
12,600	Isuzu Motors Ltd.	117,845
31,700	ITOCHU Corp.	720,635
2,400	Itochu Techno-Solutions Corp.	67,477
5,100	J Front Retailing Co., Ltd.	53,954
2,800	Japan Airlines Co., Ltd.	69,328
1,000	Japan Airport Terminal Co., Ltd.	38,888
12,000	Japan Exchange Group Inc.	201,026
31,500	Japan Lifeline Co., Ltd.	390,315
9,900	Japan Post Bank Co., Ltd.	88,104
37,100	Japan Post Holdings Co., Ltd.	322,649
5,400	Japan Post Insurance Co., Ltd.	82,300
20	Japan Prime Realty Investment Corp., REIT	87,352
30	Japan Real Estate Investment Corp., REIT	201,891
62	Japan Retail Fund Investment Corp., REIT	116,772
27,500	Japan Tobacco Inc.	545,341
11,400	JFE Holdings Inc.	105,077
152,789	JGC Holdings Corp.	1,865,037
154,564	JSR Corp.	2,699,916
4,900	JTEKT Corp.	47,446
71,450	JXTG Holdings Inc.	286,179
10,300	Kajima Corp.	110,461
3,200	Kakaku.com Inc.	68,367
2,600	Kamigumi Co., Ltd.	49,828
20,000	Kanamoto Co., Ltd.	441,039
16,600	Kansai Electric Power Co., Inc. (The)	180,160
3,800	Kansai Paint Co., Ltd.	82,730
11,100	Kao Corp.	807,774
3,000	Kawasaki Heavy Industries Ltd.	54,063
212,600	KDDI Corp.	6,007,880
2,400	Keihan Holdings Co., Ltd.	97,121

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 18.9% — (continued)
5,300	Keikyu Corp.	$80,190
2,300	Keio Corp.	110,264
3,200	Keisei Electric Railway Co., Ltd.	102,119
104	Kenedix Realty Investment Corp., REIT, Class A Shares	769,275
23,500	Keyence Corp.	7,581,310
3,300	Kikkoman Corp.	152,385
4,000	Kintetsu Group Holdings Co., Ltd.	172,511
19,400	Kirin Holdings Co., Ltd.	371,523
1,100	Kobayashi Pharmaceutical Co., Ltd.	79,776
36,700	Koito Manufacturing Co., Ltd.	1,478,939
48,900	Komatsu Ltd.	981,656
2,100	Konami Holdings Corp.	76,033
10,600	Konica Minolta Inc.	58,118
800	Kose Corp.	95,599
164,900	Kubota Corp.	2,309,442
19,500	Kumagai Gumi Co., Ltd.	516,271
7,700	Kuraray Co., Ltd.	79,754
2,300	Kurita Water Industries Ltd.	59,233
7,300	Kyocera Corp.	457,510
6,100	Kyowa Hakko Kirin Co., Ltd.	144,716
9,700	Kyushu Electric Power Co., Inc.	70,120
3,600	Kyushu Railway Co.	108,011
31,000	Lasertec Corp.	1,405,554
1,100	Lawson Inc.	59,072
1,300	LINE Corp.*	63,934
5,300	Lion Corp.	88,517
6,400	LIXIL Group Corp.	95,706
10,500	M3 Inc.	270,043
69,500	Maeda Corp.	618,849
11,600	Makino Milling Machine Co., Ltd.	391,532
65,100	Makita Corp.	2,232,834
36,900	Marubeni Corp.	243,949
4,700	Marui Group Co., Ltd.	90,586
1,100	Maruichi Steel Tube Ltd.	26,581
18,200	Matsumotokiyoshi Holdings Co., Ltd.	594,602
12,100	Mazda Motor Corp.	83,499
1,500	McDonald’s Holdings Co. Japan Ltd.	63,343
21,610	Mebuki Financial Group Inc.	42,034
4,700	Medipal Holdings Corp.	85,584
2,800	MEIJI Holdings Co., Ltd.	166,708
1,900	Mercari Inc.*	43,358
8,800	MINEBEA MITSUMI Inc.	154,152
74,500	MISUMI Group Inc.	1,561,716
30,200	Mitsubishi Chemical Holdings Corp.	202,230
31,200	Mitsubishi Corp.	775,429
43,000	Mitsubishi Electric Corp.	542,616
129,400	Mitsubishi Estate Co., Ltd.	2,229,938
3,700	Mitsubishi Gas Chemical Co., Inc.	55,607
58,786	Mitsubishi Heavy Industries Ltd.	1,853,416
2,400	Mitsubishi Materials Corp.	54,521
296,500	Mitsubishi Motors Corp.	979,725
287,100	Mitsubishi UFJ Financial Group Inc.	1,408,371
10,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	58,071
39,000	Mitsui & Co., Ltd.	642,171
4,700	Mitsui Chemicals Inc.	101,126
21,000	Mitsui Fudosan Co., Ltd.	486,467

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 18.9% — (continued)
2,400	Mitsui OSK Lines Ltd.	$49,430
1,354,287	Mizuho Financial Group Inc.	1,846,567
2,700	MonotaRO Co., Ltd.	59,877
10,800	MS&AD Insurance Group Holdings Inc.	347,289
93,500	Murata Manufacturing Co., Ltd.	5,018,115
72,700	Nabtesco Corp.	1,945,566
4,400	Nagoya Railroad Co., Ltd.	114,690
5,700	NEC Corp.	212,754
50,400	NET One Systems Co., Ltd.	1,084,867
108,900	Nexon Co., Ltd.	1,725,551
5,800	NGK Insulators Ltd.	90,721
3,800	NGK Spark Plug Co., Ltd.	62,072
2,100	NH Foods Ltd.	79,335
21,600	Nidec Corp.	2,543,253
136,010	Nikon Corp.	1,390,316
10,300	Nintendo Co., Ltd.	3,514,335
142	Nippon Accommodations Fund Inc., REIT, Class A Shares	868,115
31	Nippon Building Fund Inc., REIT	229,777
1,800	Nippon Express Co., Ltd.	85,846
3,300	Nippon Paint Holdings Co., Ltd.	149,979
49	Nippon Prologis REIT Inc.	130,198
1,100	Nippon Shinyaku Co., Ltd.	81,388
18,200	Nippon Steel Corp.	203,899
122,100	Nippon Suisan Kaisha Ltd.	575,741
29,800	Nippon Telegraph & Telephone Corp.	697,150
78,699	Nippon Television Holdings Inc.	948,201
3,300	Nippon Yusen KK	46,884
2,800	Nissan Chemical Corp.	117,625
388,470	Nissan Motor Co., Ltd.	1,662,005
4,800	Nisshin Seifun Group Inc.	80,922
1,400	Nissin Foods Holdings Co., Ltd.	110,012
16,700	Nitori Holdings Co., Ltd.	2,314,148
34,110	Nitto Denko Corp.	1,700,686
444,600	Nomura Holdings Inc.	1,966,629
2,700	Nomura Real Estate Holdings Inc.	58,812
99	Nomura Real Estate Master Fund Inc., REIT	155,674
7,680	Nomura Research Institute Ltd.	170,532
232,200	North Pacific Bank Ltd.	436,530
9,400	NSK Ltd.	71,394
14,900	NTT Data Corp.	180,610
30,900	NTT DOCOMO Inc.	835,074
14,700	Obayashi Corp.	147,620
1,500	Obic Co., Ltd.	184,359
6,900	Odakyu Electric Railway Co., Ltd.	132,851
19,200	Oji Holdings Corp.	90,986
26,900	Olympus Corp.	486,508
4,500	Omron Corp.	241,964
8,800	Ono Pharmaceutical Co., Ltd.	179,549
30,600	Open House Co., Ltd.	778,142
800	Oracle Corp. Japan	62,390
4,700	Oriental Land Co., Ltd.	532,905
125,400	ORIX Corp.	2,001,235
56	Orix JREIT Inc.	104,637
8,600	Osaka Gas Co., Ltd.	138,634
2,500	Otsuka Corp.	107,828
9,000	Otsuka Holdings Co., Ltd.	338,961

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 18.9% — (continued)
17,600	PALTAC Corp.	$741,678
10,800	Pan Pacific International Holdings Corp.	177,986
50,100	Panasonic Corp.	476,286
2,500	Park24 Co., Ltd.	48,672
126,000	Penta-Ocean Construction Co., Ltd.	668,379
2,400	PeptiDream Inc.*	95,279
4,200	Persol Holdings Co., Ltd.	55,419
2,800	Pigeon Corp.	94,370
2,000	Pola Orbis Holdings Inc.	38,109
20,300	Rakuten Inc.	169,275
115,900	Recruit Holdings Co., Ltd.	4,024,314
16,700	Renesas Electronics Corp.*	99,918
93,500	Rengo Co., Ltd.	639,761
608,900	Resona Holdings Inc.	2,296,623
27,100	Resorttrust Inc.	356,864
15,200	Ricoh Co., Ltd.	140,795
800	Rinnai Corp.	54,096
2,200	Rohm Co., Ltd.	143,663
6,000	Ryohin Keikaku Co., Ltd.	81,485
1,300	Sankyo Co., Ltd.	42,582
11,700	Sankyu Inc.	496,611
139,400	Santen Pharmaceutical Co., Ltd.	2,237,244
62,100	Sanwa Holdings Corp.	568,439
13,900	Sawai Pharmaceutical Co., Ltd.	786,900
6,000	SBI Holdings Inc.	120,306
4,900	Secom Co., Ltd.	387,985
3,800	Sega Sammy Holdings Inc.	50,434
4,100	Seibu Holdings Inc.	57,866
6,900	Seiko Epson Corp.	97,267
51,100	Seino Holdings Co., Ltd.	551,648
107,200	Sekisui Chemical Co., Ltd.	1,622,996
14,600	Sekisui House Ltd.	285,799
17,300	Seven & i Holdings Co., Ltd.	590,727
11,300	Seven Bank Ltd.	29,669
3,700	SG Holdings Co., Ltd.	72,240
4,700	Sharp Corp.	54,476
27,100	Shiga Bank Ltd. (The)	608,806
5,000	Shimadzu Corp.	121,024
28,776	Shimamura Co., Ltd.	1,905,921
1,700	Shimano Inc.	237,410
14,200	Shimizu Corp.	128,708
8,200	Shin-Etsu Chemical Co., Ltd.	917,074
4,700	Shinsei Bank Ltd.	62,293
6,300	Shionogi & Co., Ltd.	340,033
16,400	Ship Healthcare Holdings Inc.	664,506
9,400	Shiseido Co., Ltd.	571,397
9,600	Shizuoka Bank Ltd. (The)	60,347
3,400	Showa Denko KK	72,990
5,700	SMC Corp.	2,260,762
39,500	Softbank Corp.	516,616
36,300	SoftBank Group Corp.	1,672,282
1,600	Sohgo Security Services Co., Ltd.	74,741
60,000	Sompo Holdings Inc.	2,206,922
82,900	Sony Corp.	5,129,870
3,600	Sony Financial Holdings Inc.	71,660
2,200	Square Enix Holdings Co., Ltd.	88,918

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 18.9% — (continued)
3,200	Stanley Electric Co., Ltd.	$77,747
21,600	Starts Corp., Inc.	443,737
14,300	Subaru Corp.	345,587
5,600	SUMCO Corp.	84,398
11,000	Sumitomo Bakelite Co., Ltd.	327,938
34,500	Sumitomo Chemical Co., Ltd.	125,012
28,000	Sumitomo Corp.	399,653
3,900	Sumitomo Dainippon Pharma Co., Ltd.	56,171
17,800	Sumitomo Electric Industries Ltd.	211,275
33,300	Sumitomo Forestry Co., Ltd.	494,174
2,500	Sumitomo Heavy Industries Ltd.	54,020
5,400	Sumitomo Metal Mining Co., Ltd.	133,540
235,435	Sumitomo Mitsui Financial Group Inc.	7,567,187
68,411	Sumitomo Mitsui Trust Holdings Inc.	2,333,509
7,800	Sumitomo Realty & Development Co., Ltd.	246,074
3,500	Sumitomo Rubber Industries Ltd.	36,238
1,700	Sundrug Co., Ltd.	52,987
3,200	Suntory Beverage & Food Ltd.	121,628
10,700	Sushiro Global Holdings Ltd.	762,673
1,800	Suzuken Co., Ltd.	59,350
51,300	Suzuki Motor Corp.	2,090,839
3,900	Sysmex Corp.	249,066
325,155	T&D Holdings Inc.	3,180,389
2,700	Taiheiyo Cement Corp.	66,246
4,500	Taisei Corp.	153,354
900	Taisho Pharmaceutical Holdings Co., Ltd.	54,983
2,800	Taiyo Nippon Sanso Corp.	50,016
21,700	Taiyo Yuden Co., Ltd.	602,590
33,600	Takasago Thermal Engineering Co., Ltd.	517,594
446,194	Takeda Pharmaceutical Co., Ltd.	15,489,211
3,000	TDK Corp.	288,272
4,100	Teijin Ltd.	67,152
66,700	Terumo Corp.	2,136,670
51,300	THK Co., Ltd.	1,164,813
25,800	TIS Inc.	1,530,214
4,300	Tobu Railway Co., Ltd.	129,507
72,200	Toda Corp.	429,724
2,700	Toho Co., Ltd.	82,971
1,800	Toho Gas Co., Ltd.	62,278
10,600	Tohoku Electric Power Co., Inc.	92,904
52,700	Tokai Carbon Co., Ltd.(a)	468,833
14,700	Tokio Marine Holdings Inc.	787,010
1,200	Tokyo Century Corp.	49,520
37,000	Tokyo Electric Power Co. Holdings Inc.*	140,244
3,700	Tokyo Electron Ltd.	760,496
9,000	Tokyo Gas Co., Ltd.	181,662
79,700	Tokyo Steel Manufacturing Co., Ltd.	506,575
11,800	Tokyu Corp.	180,597
14,800	Tokyu Fudosan Holdings Corp.	93,112
6,800	Toppan Printing Co., Ltd.	119,845
32,700	Toray Industries Inc.	189,572
9,000	Toshiba Corp.	243,090
6,600	Tosoh Corp.	89,957
3,500	TOTO Ltd.	131,955
3,700	Toyo Seikan Group Holdings Ltd.	60,404
2,000	Toyo Suisan Kaisha Ltd.	80,121

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Japan — 18.9% — (continued)
53,700	Toyo Tire Corp.	$710,739
1,200	Toyoda Gosei Co., Ltd.	25,486
3,300	Toyota Industries Corp.	173,736
104,900	Toyota Motor Corp.	6,859,106
4,700	Toyota Tsusho Corp.	141,212
3,100	Trend Micro Inc.	153,727
800	Tsuruha Holdings Inc.	92,662
9,500	Unicharm Corp.	308,233
72	United Urban Investment Corp., REIT	115,341
5,000	USS Co., Ltd.	78,808
20,100	UT Group Co., Ltd.	397,505
1,300	Welcia Holdings Co., Ltd.	79,005
3,700	West Japan Railway Co.	260,956
2,800	Yakult Honsha Co., Ltd.	127,715
13,600	Yamada Denki Co., Ltd.	65,233
3,400	Yamaha Corp.	165,838
7,000	Yamaha Motor Co., Ltd.	111,312
7,100	Yamato Holdings Co., Ltd.	111,432
20,000	Yamato Kogyo Co., Ltd.	416,979
3,100	Yamazaki Baking Co., Ltd.	52,600
5,600	Yaskawa Electric Corp.	174,157
5,400	Yokogawa Electric Corp.	88,006
2,400	Yokohama Rubber Co., Ltd. (The)	38,818
487,373	Z Holdings Corp.	1,761,839
25,100	Zenkoku Hosho Co., Ltd.	938,221
2,800	ZOZO Inc.	39,225

	Total Japan	245,269,667

Jordan — 0.1%
31,709	Hikma Pharmaceuticals PLC	731,654

Luxembourg — 0.1%
15,653	ArcelorMittal SA	228,151
28,388	Aroundtown SA	245,663
282	Eurofins Scientific SE	142,237
2,108	Millicom International Cellular SA, ADR	97,459
17,361	RTL Group SA	726,967
8,292	SES SA, FDR, Class A Shares	96,272
10,817	Tenaris SA	98,062

	Total Luxembourg	1,634,811

Macau — 0.0%
57,200	Sands China Ltd.	268,650
40,000	Wynn Macau Ltd.	81,475

	Total Macau	350,125

Malaysia — 0.1%
866,613	CIMB Group Holdings Bhd	996,013

Mexico — 0.1%
164,300	Grupo Financiero Banorte SAB de CV, Class O Shares	898,588

Netherlands — 4.8%
105,282	Aalberts NV	3,988,133
159,166	ABN AMRO Group NV, Dutch Certificate, GDR(d)	2,228,579
242	Adyen NV*(d)	214,656
41,976	Aegon NV	143,242
67,309	Akzo Nobel NV	5,403,059

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Netherlands — 4.8% — (continued)
16,115	Altice Europe NV, Class A Shares*	$86,765
3,338	Argenx SE*	464,200
10,853	ASM International NV	1,272,439
44,848	ASML Holding NV	12,419,538
23,384	ASR Nederland NV	781,063
24,525	Boskalis Westminster	538,826
13,248	Euronext NV(d)	1,105,849
2,541	EXOR NV	181,548
2,715	Heineken Holding NV	239,942
26,599	Heineken NV	2,666,975
734,006	ING Groep NV	7,023,124
31,246	Intertrust NV(d)	526,526
2,676	Just Eat Takeaway*(d)	235,169
25,627	Koninklijke Ahold Delhaize NV	601,368
4,275	Koninklijke DSM NV	484,048
84,184	Koninklijke KPN NV	205,664
71,326	Koninklijke Philips NV	3,065,535
1,803	Koninklijke Vopak NV	86,202
7,166	NN Group NV	245,297
6,421	NXP Semiconductors NV	730,004
369,605	PostNL NV	563,703
11,352	Prosus NV*	804,704
5,440	QIAGEN NV*	199,918
2,751	Randstad NV	142,731
97,329	Royal Dutch Shell PLC, Class A Shares	2,110,823
497,905	Royal Dutch Shell PLC, Class B Shares	10,810,313
41,204	SBM Offshore NV	650,497
8,629	TKH Group NV, Dutch Certificate	391,958
427,999	VEON Ltd., ADR	847,438
6,343	Wolters Kluwer NV	466,130

	Total Netherlands	61,925,966

New Zealand — 0.4%
17,112	a2 Milk Co., Ltd.*	172,124
23,247	Auckland International Airport Ltd.	113,190
13,107	Fisher & Paykel Healthcare Corp., Ltd.	211,535
17,979	Fletcher Building Ltd.	58,488
17,295	Mercury NZ Ltd.	51,602
32,042	Meridian Energy Ltd.	92,700
10,257	Ryman Healthcare Ltd.	96,961
40,746	Spark New Zealand Ltd.	113,564
116,786	Summerset Group Holdings Ltd.	566,933
69,132	Xero Ltd.*	3,274,292

	Total New Zealand	4,751,389

Norway — 0.8%
2,770	Aker BP ASA	65,755
170,397	DNB ASA	2,851,223
129,209	Equinor ASA	1,987,248
41,208	FLEX LNG Ltd.(a)	271,125
4,664	Gjensidige Forsikring ASA	95,095
10,336	Mowi ASA	219,126
1,217,879	Norsk Hydro ASA	3,574,338
16,595	Orkla ASA	139,470
2,325	Schibsted ASA, Class B Shares	55,907
61,965	Sparebanken Vest	449,994

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Norway — 0.8% — (continued)
16,231	Telenor ASA	$264,416
4,185	Yara International ASA	153,021

	Total Norway	10,126,718

Portugal — 0.0%
59,593	EDP — Energias de Portugal SA	278,216
11,758	Galp Energia SGPS SA	161,378
5,728	Jeronimo Martins SGPS SA	101,040

	Total Portugal	540,634

Russia — 0.3%
12,906	Evraz PLC	55,974
280,769	Gazprom PJSC, ADR	1,706,647
7,381	LUKOIL PJSC, ADR	637,276
88,677	Sberbank of Russia PJSC, ADR	1,261,874

	Total Russia	3,661,771

Singapore — 0.5%
67,976	Ascendas Real Estate Investment Trust, REIT	149,948
60,619	CapitaLand Commercial Trust, REIT	81,381
59,500	CapitaLand Ltd.	152,117
61,800	CapitaLand Mall Trust, REIT	101,334
9,300	City Developments Ltd.	65,208
55,500	ComfortDelGro Corp., Ltd.	78,276
41,100	DBS Group Holdings Ltd.	717,757
878,500	Frasers Logistics & Industrial Trust, REIT	782,416
130,900	Genting Singapore Ltd.	77,310
2,200	Jardine Cycle & Carriage Ltd.	42,398
33,900	Keppel Corp., Ltd.	154,986
50,000	Mapletree Commercial Trust, REIT	75,969
366,200	Oversea-Chinese Banking Corp., Ltd.	2,811,502
16,300	SATS Ltd.	47,655
23,300	Sembcorp Industries Ltd.	30,955
13,700	Singapore Airlines Ltd.	79,335
17,600	Singapore Exchange Ltd.	108,227
29,400	Singapore Press Holdings Ltd.	39,883
38,700	Singapore Technologies Engineering Ltd.	117,009
192,400	Singapore Telecommunications Ltd.	416,429
47,800	Suntec Real Estate Investment Trust, REIT	58,334
29,703	United Overseas Bank Ltd.	527,014
12,071	UOL Group Ltd.	64,586
7,000	Venture Corp., Ltd.	83,876
43,000	Wilmar International Ltd.	122,517

	Total Singapore	6,986,422

South Africa — 0.2%
181,133	Gold Fields Ltd., ADR	1,074,119
100,448	Impala Platinum Holdings Ltd.*	812,659
168,474	MTN Group Ltd.	796,606

	Total South Africa	2,683,384

South Korea — 2.1%
10,041	AfreecaTV Co., Ltd.	465,007
11,783	Douzone Bizon Co., Ltd.	849,558
6,091	F&F Co., Ltd.(a)	478,777
3,069	GS Home Shopping Inc.	319,445
62,219	KB Financial Group Inc.	2,021,079

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

South Korea — 2.1% — (continued)
206,106	KT Corp., ADR	$1,988,923
8,035	Maeil Dairies Co., Ltd.*	538,077
41,856	Partron Co., Ltd.(a)	321,700
200,766	Samsung Electronics Co., Ltd.	9,186,206
40,676	Samsung Engineering Co., Ltd.*	480,980
7,238	Samsung SDI Co., Ltd.	1,829,476
28,760	Seegene Inc.*	868,711
18,036	SFA Engineering Corp.	557,976
66,099	Shinhan Financial Group Co., Ltd.	1,785,688
23,523	SK Telecom Co., Ltd.	4,175,172
21,765	SL Corp.*	274,458
14,707	Soulbrain Co., Ltd.	1,071,084

	Total South Korea	27,212,317

Spain — 2.8%
6,169	ACS Actividades de Construccion y Servicios SA	185,799
1,591	Aena SME SA(d)	256,065
34,476	Almirall SA	451,812
42,344	Amadeus IT Group SA	2,999,780
31,549	Applus Services SA	356,394
1,215,512	Banco Bilbao Vizcaya Argentaria SA	5,872,205
128,747	Banco de Sabadell SA	113,411
387,554	Banco Santander SA	1,438,982
30,062	Bankia SA	47,934
70,480	Bankinter SA	418,810
1,868,525	CaixaBank SA	4,830,688
5,930	Cellnex Telecom SA(d)	290,102
29,564	Cia de Distribucion Integral Logista Holdings SA	600,717
4,798	Enagas SA	124,339
7,485	Endesa SA	192,782
11,650	Ferrovial SA	334,439
159,564	Grifols SA	5,135,446
439,995	Iberdrola SA	5,035,344
93,901	Industria de Diseno Textil SA	2,922,144
24,538	Mapfre SA	55,256
36,589	Masmovil Ibercom SA*	733,591
65,188	Merlin Properties Socimi SA, REIT	840,968
7,074	Naturgy Energy Group SA	165,517
673,857	Prosegur Cash SA(d)	986,782
76,818	Prosegur Cia de Seguridad SA	287,884
10,304	Red Electrica Corp. SA	197,622
32,975	Repsol SA	374,296
5,851	Siemens Gamesa Renewable Energy SA	94,610
107,468	Telefonica SA	636,162

	Total Spain	35,979,881

Sweden — 1.9%
7,529	Alfa Laval AB	170,959
106,426	Assa Abloy AB, Class B Shares	2,392,290
110,534	Atlas Copco AB, Class A Shares	3,967,758
9,196	Atlas Copco AB, Class B Shares	288,059
6,189	Boliden AB	131,094
61,498	Dometic Group AB(d)	522,212
5,469	Electrolux AB, Series B	110,215
216,759	Epiroc AB, Class A Shares	2,507,503
8,971	Epiroc AB, Class B Shares	100,571

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Sweden — 19% — (continued)
14,292	Essity AB, Class B Shares	$428,629
32,917	Evolution Gaming Group AB(d)	1,205,929
18,931	Hennes & Mauritz AB, Class B Shares	342,492
5,912	Hexagon AB, Class B Shares	318,214
8,455	Husqvarna AB, Class B Shares	56,858
2,345	ICA Gruppen AB	87,676
3,795	Industrivarden AB, Class C Shares	86,255
10,733	Investor AB, Class B Shares	536,674
5,573	Kinnevik AB, Class B Shares	113,865
1,730	L E Lundbergforetagen AB, Class B Shares	72,076
4,260	Lundin Petroleum AB	121,480
5,688	Nordic Entertainment Group AB, Class B Shares	171,755
55,357	Peab AB, Class B Shares	556,579
26,604	Sandvik AB	442,451
7,108	Securitas AB, Class B Shares	96,942
38,099	Skandinaviska Enskilda Banken AB, Class A Shares	365,764
7,794	Skanska AB, Class B Shares	171,343
8,841	SKF AB, Class B Shares	156,261
15,271	Stillfront Group AB*	680,656
35,728	Svenska Handelsbanken AB, Class A Shares	361,794
77,049	Swedbank AB, Class A Shares	1,176,002
66,677	Swedish Match AB	3,903,373
11,676	Tele2 AB, Class B Shares	169,983
72,401	Telefonaktiebolaget LM Ericsson, Class B Shares	578,345
64,557	Telia Co AB	257,219
34,586	Volvo AB, Class B Shares	539,932
64,184	Wihlborgs Fastigheter AB	1,232,740

	Total Sweden	24,421,948

Switzerland — 10.3%
348,479	ABB Ltd., Class Registered Shares	7,531,954
71,617	Adecco Group AG, Class Registered Shares	3,870,661
29,631	Alcon Inc.*	1,818,724
720,942	Aryzta AG*	619,319
1,150	Baloise Holding AG, Class Registered Shares	185,421
1,932	Barry Callebaut AG, Class Registered Shares	3,997,722
1,597	Bucher Industries AG, Class Registered Shares	501,616
5,188	Cembra Money Bank AG	587,977
25	Chocoladefabriken Lindt & Spruengli AG	195,584
2	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	173,651
122,245	Cie Financiere Richemont SA, Class Registered Shares	8,396,139
5,107	Clariant AG, Class Registered Shares*	107,779
34,922	Coca-Cola HBC AG	1,112,124
58,438	Credit Suisse Group AG, Class Registered Shares*	662,232
864	Dufry AG, Class Registered Shares*	63,203
170	EMS-Chemie Holding AG, Class Registered Shares	100,282
411	Forbo Holding AG, Class Registered Shares	610,119
9,388	Galenica AG*(d)	633,529
873	Geberit AG, Class Registered Shares	437,804
211	Givaudan SA, Class Registered Shares	657,913
247,771	Glencore PLC*	633,852
3,443	Helvetia Holding AG, Class Registered Shares	460,046
72,455	Julius Baer Group Ltd.*	3,044,086
1,269	Kuehne + Nagel International AG, Class Registered Shares	185,996
72,591	LafargeHolcim Ltd., Class Registered Shares*	3,388,096
35,427	Logitech International SA, Class Registered Shares	1,388,068

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

Switzerland — 10.3% — (continued)
15,554	Lonza Group AG, Class Registered Shares*	$6,216,455
139,943	Nestlé SA, Class Registered Shares	14,500,571
183,931	Novartis AG, Class Registered Shares	15,442,468
875	Pargesa Holding SA	64,716
440	Partners Group Holding AG	384,674
7,489	PSP Swiss Property AG, Class Registered Shares	1,108,925
67,082	Roche Holding AG	21,867,274
10,824	Schindler Holding AG	2,435,631
401	Schindler Holding AG, Class Registered Shares	86,964
141	SGS SA, Class Registered Shares	351,417
19,080	Sika AG, Class Registered Shares	3,409,271
1,257	Sonova Holding AG, Class Registered Shares	301,055
213,678	STMicroelectronics NV	5,848,144
2,511	Straumann Holding AG, Class Registered Shares	2,359,010
7,074	Sulzer AG, Class Registered Shares	657,785
673	Swatch Group AG (The)	156,017
1,423	Swatch Group AG (The), Class Registered Shares	61,333
3,824	Swiss Life Holding AG, Class Registered Shares	1,757,577
1,756	Swiss Prime Site AG, Class Registered Shares*	211,735
6,852	Swiss Re AG	654,359
629	Swisscom AG, Class Registered Shares	335,610
17,518	Temenos AG, Class Registered Shares*	2,521,612
539,977	UBS Group AG, Class Registered Shares*	5,981,494
20,726	VAT Group AG*(d)	2,844,127
1,051	Vifor Pharma AG	175,715
12,777	Vontobel Holding AG, Class Registered Shares	847,157
18,891	Wizz Air Holdings PLC*(d)	834,763
3,489	Zurich Insurance Group AG	1,357,950

	Total Switzerland	134,137,706

Taiwan — 0.5%
3,374,000	Innolux Corp.	861,894
3,482,881	Shin Kong Financial Holding Co., Ltd.*	1,042,468
432,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,453,600

	Total Taiwan	6,357,962

Thailand — 0.2%
680,200	CP ALL PCL	1,424,729
437,570	Kasikornbank PCL, NVDR	1,654,644

	Total Thailand	3,079,373

Turkey — 0.1%
559,149	Türkiye Garanti Bankasi AS*	883,313

United Arab Emirates — 0.0%
1,976	NMC Health PLC(b)(e)	17,049

United Kingdom — 14.4%
22,475	3i Group PLC	292,946
4,561	Admiral Group PLC	124,540
49,922	Aggreko PLC	442,144
105,162	Anglo American PLC	2,443,248
142,687	Ashmore Group PLC	854,103
10,489	Ashtead Group PLC	328,256
8,395	Associated British Foods PLC	244,559
75,526	AstraZeneca PLC	6,609,904
19,077	Atlantica Yield PLC	551,516
134,606	Auto Trader Group PLC(d)	908,156

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

United Kingdom — 14.4% — (continued)
93,755	Avast PLC(d)	$481,466
1,589	AVEVA Group PLC	90,461
650,385	Aviva PLC	2,984,054
92,493	B&M European Value Retail SA	397,928
225,146	Babcock International Group PLC	1,305,048
75,328	BAE Systems PLC	596,983
767,586	Balfour Beatty PLC	2,439,955
3,045,127	Barclays PLC(a)	5,892,383
23,705	Barratt Developments PLC	232,822
64,888	Beazley PLC	446,450
11,278	Bellway PLC	543,808
2,788	Berkeley Group Holdings PLC	171,436
26,210	Blue Prism Group PLC*(a)	484,144
208,163	boohoo Group PLC*	778,682
2,022,162	BP PLC	10,472,365
220,965	British American Tobacco PLC	8,779,389
185,559	British Land Co. PLC (The), REIT	1,202,481
145,901	Britvic PLC	1,600,157
1,155,230	BT Group PLC, Class A Shares	2,134,247
84,236	Bunzl PLC	2,047,101
94,990	Burberry Group PLC	2,074,756
237,071	Cairn Energy PLC*	429,903
1,449,923	Centrica PLC	1,360,029
118,712	Cineworld Group PLC	239,666
53,280	Clinigen Group PLC	492,765
23,927	CNH Industrial NV	225,126
14,992	Coca-Cola European Partners PLC	763,992
36,675	Compass Group PLC	805,065
40,313	Computacenter PLC	838,680
13,334	Cranswick PLC	574,071
3,028	Croda International PLC	177,529
152,110	Diageo PLC	5,385,950
34,500	Direct Line Insurance Group PLC	136,718
4,184	easyJet PLC	59,771
72,005	Electrocomponents PLC	567,081
26,662	Ferguson PLC	2,328,429
25,391	Fiat Chrysler Automobiles NV	317,376
24,939	Future PLC	373,304
39,416	G4S PLC	86,815
264,257	GlaxoSmithKline PLC	5,324,128
8,946	Halma PLC	223,060
7,730	Hargreaves Lansdown PLC	154,786
44,886	HomeServe PLC	696,008
975,932	HSBC Holdings PLC(a)	6,551,725
22,546	Imperial Brands PLC	456,341
28,085	Informa PLC	250,488
4,055	InterContinental Hotels Group PLC	223,211
47,766	Intermediate Capital Group PLC	984,914
24,897	Intertek Group PLC	1,699,299
80,684	ITV PLC	121,849
954,336	J Sainsbury PLC	2,416,465
165,769	JD Sports Fashion PLC	1,584,092
64,189	Johnson Matthey PLC	2,120,062
789,802	Kingfisher PLC	1,940,131
126,542	Land Securities Group PLC, REIT	1,362,113
948,119	Legal & General Group PLC	3,196,992

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value

United Kingdom — 14.4% — (continued)
28,991	Linde PLC	$5,488,659
15,970	LivaNova PLC*	1,113,428
5,003,620	Lloyds Banking Group PLC	3,265,843
7,268	London Stock Exchange Group PLC	710,780
218,237	LondonMetric Property PLC, REIT	581,370
61,107	M&G PLC*	156,916
542,796	Marks & Spencer Group PLC	1,117,309
112,931	Meggitt PLC	791,570
1,036,051	Melrose Industries PLC	2,826,800
145,743	Micro Focus International PLC	1,401,362
11,496	Mondi PLC	232,630
136,913	National Express Group PLC	747,942
80,082	National Grid PLC	1,014,513
50,262	Next PLC	3,972,363
77,604	Ocado Group PLC*	1,072,859
153,015	OneSavings Bank PLC	800,482
18,414	Pearson PLC	132,300
7,437	Persimmon PLC	273,106
541,891	Prudential PLC	8,904,657
16,398	Reckitt Benckiser Group PLC	1,210,167
92,386	Redrow PLC	889,361
156,499	RELX PLC	3,783,809
43,580	Rentokil Initial PLC	272,572
8,640	Rio Tinto Ltd.	488,271
26,213	Rio Tinto PLC	1,228,344
764,196	Rolls-Royce Holdings PLC*	6,158,754
110,447	Royal Bank of Scotland Group PLC	255,221
24,076	RSA Insurance Group PLC	161,224
114,867	Safestore Holdings PLC, REIT	1,172,026
26,087	Sage Group PLC (The)	232,319
2,999	Schroders PLC	110,261
25,556	Segro PLC, REIT	270,472
5,464	Severn Trent PLC	173,939
99,576	Smith & Nephew PLC	2,229,171
9,315	Smiths Group PLC	185,424
1,735	Spirax-Sarco Engineering PLC	188,849
165,704	Spirent Communications PLC	451,954
174,937	SSE PLC	3,454,501
12,388	St. James’s Place PLC	163,373
419,331	Standard Chartered PLC	3,032,866
54,968	Standard Life Aberdeen PLC	197,500
179,836	Stock Spirits Group PLC	447,638
102,027	Tate & Lyle PLC	931,004
75,735	Taylor Wimpey PLC	198,716
91,284	TechnipFMC PLC	1,379,814
230,784	Tesco PLC	681,554
207,175	Trainline PLC*(d)	1,259,892
34,002	Unilever NV	1,809,766
95,661	Unilever PLC	5,128,083
65,646	UNITE Group PLC (The), REIT	959,448
15,883	United Utilities Group PLC	193,388
88,026	Vesuvius PLC	483,733
2,936,993	Vodafone Group PLC	5,128,224
87,952	Weir Group PLC (The)	1,490,736
50,195	Whitbread PLC	2,529,772
56,955	WM Morrison Supermarkets PLC	126,245

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units		Security	Value

United Kingdom — 14.4% — (continued)
29,635		WPP PLC	$288,931

		Total United Kingdom	186,375,633

United States — 0.9%
1,071		Booking Holdings Inc.*	1,816,052
19,773		Carnival Corp.	661,605
3,951		Carnival PLC	124,105
14,676		EPAM Systems Inc.*	3,275,683
1		International Flavors & Fragrances Inc.	84
277,950		Ovintiv Inc.(a)	3,211,894
16,084		ResMed Inc.	2,556,713

		Total United States	11,646,136

		TOTAL COMMON STOCKS (Cost — $1,200,592,534)	1,247,580,606

PREFERRED STOCKS — 0.9%

Germany — 0.9%
1,426		Bayerische Motoren Werke AG, Class Preferred Shares	73,218
1,510		FUCHS PETROLUB SE, Class Preferred Shares	57,958
4,157		Henkel AG & Co. KGaA, Class Preferred Shares	385,459
3,608		Porsche Automobil Holding SE, Class Preferred Shares	224,826
833		Sartorius AG, Class Preferred Shares	190,921
62,754		Volkswagen AG, Class Preferred Shares	10,286,395

		Total Germany	11,218,777

		TOTAL PREFERRED STOCKS (Cost — $9,212,364)	11,218,777

CLOSED END MUTUAL FUND SECURITIES — 0.1%

United States — 0.1%
6,709		iShares Core MSCI EAFE ETF, Common Class	392,074
21,705		Vanguard FTSE Developed Markets ETF, Common Class	856,696

		Total United States	1,248,770

		TOTAL CLOSED END MUTUAL FUND SECURITIES (Cost — $1,305,492)	1,248,770

RIGHT — 0.0%

Spain — 0.0%
6,169		ACS Actividades de Construccion y Servicios SA* (Cost — $3,082)	2,712

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $1,211,113,472)	1,260,050,865

Face Amount†

SHORT-TERM INVESTMENTS (f) — 4.0%

MONEY MARKET FUND — 1.7%
$21,795,195		Invesco STIT — Government & Agency Portfolio, 1.471%, Institutional Class(g) (Cost — $21,795,195)	21,795,195

TIME DEPOSITS — 2.3%
194,490	AUD	ANZ National Bank — Hong Kong, 0.310% due 3/2/20	126,642
1,926,276		ANZ National Bank — London, 0.950% due 3/2/20	1,926,276
4,737,433		Banco Santander SA — Frankfurt, 0.950% due 3/2/20	4,737,433

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Face Amount†		Security	Value

TIME DEPOSITS — 2.3% — (continued)
		BBH — Grand Cayman:
61,465	CHF	(1.470)% due 3/2/20	$63,714
42,434	DKK	(0.950)% due 3/2/20	6,268
30	EUR	(0.680)% due 3/2/20	33
76,297	JPY	(0.260)% due 3/2/20	707
42,513	SEK	(0.170)% due 3/2/20	4,425
1	AUD	0.310% due 3/2/20	1
1,652	GBP	0.330% due 3/2/20	2,117
13,438	SGD	0.500% due 3/2/20	9,648
54,754	HKD	0.630% due 3/2/20	7,024
610,933	NOK	0.700% due 3/2/20	64,952
10,179	NZD	0.700% due 3/2/20	6,363
2,332	CAD	0.820% due 3/2/20	1,737
697	ZAR	6.250% due 3/2/20	45
		BNP Paribas — Paris:
32,511	EUR	(0.680)% due 3/2/20	35,886
248,328	HKD	0.630% due 3/2/20	31,857
		Citibank — London:
35,523	EUR	(0.680)% due 3/2/20	39,210
69,703	GBP	0.330% due 3/2/20	89,353
$15,970,452		Citibank — New York, 0.950% due 3/2/20	15,970,452
7,174,238		JPMorgan Chase & Co. — New York, 0.950% due 3/2/20	7,174,238
12,025,632	JPY	Sumitomo Mitsui Banking Corp. — Tokyo, (0.260)% due 3/2/20	111,488

		TOTAL TIME DEPOSITS (Cost — $30,409,869)	30,409,869

		TOTAL SHORT-TERM INVESTMENTS (Cost — $52,205,064)	52,205,064

		TOTAL INVESTMENTS — 101.2% (Cost — $1,263,318,536)	1,312,255,929

		Liabilities in Excess of Other Assets — (1.2)%	(15,720,345)

		TOTAL NET ASSETS — 100.0%	$1,296,535,584

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Security trades on the Hong Kong exchange.
(d)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 29, 2020, amounts to approximately $26,523,702 and represents 2.0% of net assets.

(e)	Illiquid security.
(f)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.3%.
(g)	Represents investments of collateral received from securities lending transactions.

At February 29, 2020, for International Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Equity Fund	$1,263,318,536	$226,777,209	$(177,975,058)	$48,802,151

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
CDI	— Clearing House Electronics System (CHESS) Depositary Interest
FDR	— Finish Depositary Receipts
GDR	— Global Depositary Receipt
NVDR	— Non Voting Depository Receipt
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Summary of Investments by Security^
Financials	17.0%
Industrials	15.8
Health Care	12.5
Consumer Discretionary	11.8
Information Technology	10.9
Consumer Staples	8.1
Materials	6.7
Communication Services	6.1
Energy	5.2
Real Estate	2.8
Utilities	2.0
Short-Term Investments	1.1

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 29, 2020, International Equity Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
Euro STOXX 50 March Futures	14	3/20	$566,525	$512,119	$(54,406)
FTSE 100 Index March Futures	4	3/20	370,226	334,756	(35,470)
SPI 200 Index March Futures	1	3/20	110,435	103,761	(6,674)
TOPIX Index March Futures	3	3/20	455,741	417,049	(38,692)

					$(135,242)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

At February 29, 2020, International Equity Fund had deposited cash of $62,064 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

COMMON STOCKS — 96.1%

Argentina — 0.1%
1,527	Banco Macro SA, ADR	$44,252
1,095	Globant SA*	123,746
1,491	Grupo Financiero Galicia SA, ADR	18,846
1,726	Telecom Argentina SA, ADR	20,022
5,996	YPF SA, ADR	47,908

	Total Argentina	254,774

Belgium — 0.0%
1,168	Titan Cement International SA*	16,472

Brazil — 6.1%
136,638	Ambev SA	444,063
246,471	Ambev SA, ADR	791,172
11,300	Atacadao SA	52,257
5,989	B2W Cia Digital*	83,196
59,819	B3 SA — Brasil Bolsa Balcao	641,785
37,127	Banco Bradesco SA	226,466
6,360	Banco BTG Pactual SA	96,041
465,763	Banco do Brasil SA	4,878,386
12,695	Banco Santander Brasil SA	113,104
358,015	BB Seguridade Participações SA	2,548,705
23,965	BR Malls Participações SA	87,526
16,663	BRF SA*	100,709
724,806	CCR SA	2,645,555
7,810	Centrais Eletricas Brasileiras SA	60,278
9,781	Cia de Saneamento Basico do Estado de Sao Paulo	128,440
17,041	Cia Siderurgica Nacional SA	42,584
727,206	Cielo SA	1,113,415
43,404	Cogna Educacao	97,888
4,551	Cosan SA	74,430
20,394	Embraer SA*	77,310
5,411	Energisa SA	65,310
6,028	Engie Brasil Energia SA	64,040
25,170	Equatorial Energia SA	138,735
421,750	Fleury SA	2,805,414
6,472	Hapvida Participacoes e Investimentos SA(a)	79,852
9,309	Hypera SA	71,368
652,300	International Meal Co. Alimentacao SA	1,137,237
466,752	IRB Brasil Resseguros SA	3,468,859
32,529	JBS SA	165,046
21,853	Klabin SA	94,027
17,920	Localiza Rent a Car SA	198,428
3,200	Locaweb Servicos de Internet SA, (Restricted, cost — $12,967, acquired 2/5/20)*(a)(b)	15,235
21,917	Lojas Renner SA	261,106
21,161	Magazine Luiza SA	238,951
654,300	Movida Participacoes SA	2,632,439
8,820	Multiplan Empreendimentos Imobiliarios SA	60,167
18,659	Natura & Co. Holding SA	189,803
13,842	Notre Dame Intermedica Participacoes SA	195,628
17,902	Petrobras Distribuidora SA	104,436
107,295	Petroleo Brasileiro SA	651,116
2,824	Porto Seguro SA	38,491
7,126	Raia Drogasil SA	190,974
363,747	Rumo SA*	1,717,126
6,835	Sul America SA	82,589

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Brazil — 6.1% — (continued)
14,189	Suzano SA	$120,960
26,912	TIM Participações SA	97,026
22,998	Ultrapar Participações SA	98,079
92,213	Vale SA	913,278
23,056	WEG SA	222,369

	Total Brazil	30,421,399

Britain — 0.2%
641,000	Helios Towers PLC*	1,001,930

Chile — 0.2%
97,799	Aguas Andinas SA, Class A Shares	33,481
1,144,505	Banco de Chile	100,818
1,528	Banco de Credito e Inversiones SA	56,978
1,935,679	Banco Santander Chile	86,356
42,252	Cencosud SA	49,591
2,973	Cia Cervecerias Unidas SA	22,332
252,929	Colbun SA	31,758
4,335	Empresa Nacional de Telecomunicaciones SA*	22,815
31,677	Empresas CMPC SA	63,902
12,701	Empresas COPEC SA	98,589
1,150,114	Enel Americas SA	192,641
624,617	Enel Chile SA	55,747
3,934,534	Itau CorpBanca	14,436
6,656	Latam Airlines Group SA	44,399
22,952	SACI Falabella	76,327

	Total Chile	950,170

China — 28.8%
30,000	3SBio Inc.*(a)	31,302
560	51job Inc., ADR*	41,871
2,762	58.com Inc., ADR*	152,380
247,982	AAC Technologies Holdings Inc.	1,643,543
6,200	AECC Aviation Power Co., Ltd., Class A Shares	20,719
42,000	Agile Group Holdings Ltd.	59,453
153,400	Agricultural Bank of China Ltd., Class A Shares	75,417
855,000	Agricultural Bank of China Ltd., Class H Shares(c)	344,371
8,210	Aier Eye Hospital Group Co., Ltd., Class A Shares	47,704
36,000	Air China Ltd., Class H Shares(c)	29,342
6,600	Aisino Corp., Class A Shares	22,628
105,401	Alibaba Group Holding Ltd., ADR*	21,923,408
1,545,750	A-Living Services Co., Ltd., (Restricted, cost — $2,230,709, acquired 4/16/18), Class H Shares(a)(b)(c)	6,991,451
31,400	Aluminum Corp. of China Ltd., Class A Shares*	13,947
120,000	Aluminum Corp. of China Ltd., Class H Shares*(c)	32,294
9,400	Anhui Conch Cement Co., Ltd., Class A Shares	74,935
450,837	Anhui Conch Cement Co., Ltd., Class H Shares(c)	3,334,267
283,000	ANTA Sports Products Ltd.	2,302,290
1,100	Asymchem Laboratories Tianjin Co., Ltd., Class A Shares	28,536
1,812	Autohome Inc., ADR*	140,738
10,200	AVIC Aircraft Co., Ltd., Class A Shares	25,055
34,799	Avic Capital Co., Ltd., Class A Shares	21,490
4,000	AVIC Jonhon Optronic Technology Co., Ltd., Class A Shares	22,654
76,000	AviChina Industry & Technology Co., Ltd., Class H Shares(c)	33,242
50,500	BAIC Motor Corp., Ltd., Class H Shares(a)(c)	24,893
22,817	Baidu Inc., ADR*	2,737,584
19,200	Bank of Beijing Co., Ltd., Class A Shares	14,165
58,930	Bank of China Ltd., Class A Shares	30,156

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 28.8% — (continued)
2,229,000	Bank of China Ltd., Class H Shares(c)	$886,701
39,800	Bank of Communications Co., Ltd., Class A Shares	29,882
298,000	Bank of Communications Co., Ltd., Class H Shares(c)	192,469
16,600	Bank of Guiyang Co., Ltd., Class A Shares	20,228
17,200	Bank of Hangzhou Co., Ltd., Class A Shares	21,396
15,300	Bank of Jiangsu Co., Ltd., Class A Shares	14,097
16,600	Bank of Nanjing Co., Ltd., Class A Shares	18,674
6,800	Bank of Ningbo Co., Ltd., Class A Shares	24,778
29,640	Bank of Shanghai Co., Ltd., Class A Shares	36,834
30,184	Baoshan Iron & Steel Co., Ltd., Class A Shares	22,800
21,227	Baozun Inc., ADR*(d)	673,320
75,000	BBMG Corp., Class H Shares(c)	21,247
9,000	BeiGene Ltd., ADR*	1,425,150
54,000	Beijing Capital International Airport Co., Ltd., Class H Shares(c)	42,049
25,800	Beijing Sanju Environmental Protection & New Material Co., Ltd., Class A Shares	21,015
12,300	Beijing SL Pharmaceutical Co., Ltd., Class A Shares	22,892
5,800	Beijing Tongrentang Co., Ltd., Class A Shares	21,802
23,700	Beijing Yanjing Brewery Co., Ltd., Class A Shares	20,099
5,637	BEST Inc., ADR*	30,496
72,500	BOE Technology Group Co., Ltd., Class A Shares	50,605
2,500	BYD Co., Ltd., Class A Shares	23,783
18,500	BYD Co., Ltd., Class H Shares(c)(d)	114,204
17,500	BYD Electronic International Co., Ltd.(d)	33,403
334,000	CGN Power Co., Ltd., Class H Shares(a)(c)	81,727
400	Changchun High & New Technology Industry Group Inc., Class A Shares	28,275
24,700	Changjiang Securities Co., Ltd., Class A Shares	24,113
4,400	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A Shares	21,100
35,000	China Aoyuan Group Ltd.	50,890
5,300	China Avionics Systems Co., Ltd., Class A Shares	10,808
255,000	China Cinda Asset Management Co., Ltd., Class H Shares(c)	53,781
284,000	China CITIC Bank Corp., Ltd., Class H Shares(c)	148,642
64,000	China Coal Energy Co., Ltd., Class H Shares(c)	20,815
129,000	China Communications Construction Co., Ltd., Class H Shares(c)	96,874
82,000	China Communications Services Corp., Ltd., Class H Shares(c)	64,115
402,500	China Conch Venture Holdings Ltd.	1,971,081
21,100	China Construction Bank Corp., Class A Shares	19,834
13,527,380	China Construction Bank Corp., Class H Shares(c)	11,019,881
16,000	China East Education Holdings Ltd.*(a)	32,554
27,298	China Eastern Airlines Corp., Ltd., Class A Shares*	18,013
40,000	China Eastern Airlines Corp., Ltd., Class H Shares*(c)	17,074
30,812	China Everbright Bank Co., Ltd., Class A Shares	16,895
145,000	China Everbright Bank Co., Ltd., Class H Shares(c)	58,505
47,000	China Evergrande Group	106,697
3,770	China Fortune Land Development Co., Ltd., Class A Shares	12,876
91,000	China Galaxy Securities Co., Ltd., Class H Shares(c)	50,733
45,500	China Hongqiao Group Ltd.	24,612
286,000	China Huarong Asset Management Co., Ltd., Class H Shares(a)(c)	39,283
102,000	China Huishan Dairy Holdings Co., Ltd.*(e)(f)	196
34,000	China International Capital Corp., Ltd., Class H Shares(a)(c)	63,389
3,435	China International Travel Service Corp., Ltd., Class A Shares	38,341
17,300	China Jushi Co., Ltd., Class A Shares	23,634
32,000	China Lesso Group Holdings Ltd.	48,398
4,800	China Life Insurance Co., Ltd., Class A Shares	20,516
213,000	China Life Insurance Co., Ltd., Class H Shares(c)	503,594
8,600	China Literature Ltd.*(a)	39,171
98,000	China Longyuan Power Group Corp., Ltd., Class H Shares(c)	51,564

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 28.8% — (continued)
41,000	China Medical System Holdings Ltd.	$50,814
33,900	China Merchants Bank Co., Ltd., Class A Shares	167,780
461,000	China Merchants Bank Co., Ltd., Class H Shares(c)	2,133,343
7,100	China Merchants Securities Co., Ltd., Class A Shares	17,836
14,820	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A Shares	37,264
55,920	China Minsheng Banking Corp., Ltd., Class A Shares	46,198
192,700	China Minsheng Banking Corp., Ltd., Class H Shares(c)	130,881
26,600	China Molybdenum Co., Ltd., Class A Shares	15,735
108,000	China Molybdenum Co., Ltd., Class H Shares(c)	40,944
114,000	China National Building Material Co., Ltd., Class H Shares(c)	133,247
18,900	China National Nuclear Power Co., Ltd., Class A Shares	12,557
2,100	China National Software & Service Co., Ltd., Class A Shares	25,851
34,000	China Oilfield Services Ltd., Class H Shares(c)	43,893
10,500	China Pacific Insurance Group Co., Ltd., Class A Shares	48,649
75,400	China Pacific Insurance Group Co., Ltd., Class H Shares(c)	250,499
38,900	China Petroleum & Chemical Corp., Class A Shares	25,810
730,000	China Petroleum & Chemical Corp., Class H Shares(c)	378,815
21,599	China Railway Construction Corp., Ltd., Class A Shares	29,781
60,500	China Railway Construction Corp., Ltd., Class H Shares(c)	69,924
27,800	China Railway Group Ltd., Class A Shares	21,653
118,000	China Railway Group Ltd., Class H Shares(c)	67,252
26,000	China Railway Signal & Communication Corp., Ltd., Class H Shares(a)(c)	13,402
193,000	China Reinsurance Group Corp., Class H Shares(c)	26,432
12,299	China Resources Double Crane Pharmaceutical Co., Ltd., Class A Shares	23,790
29,000	China Resources Pharmaceutical Group Ltd.(a)	25,430
6,299	China Shenhua Energy Co., Ltd., Class A Shares	14,578
703,500	China Shenhua Energy Co., Ltd., Class H Shares(c)	1,227,212
21,800	China Shipbuilding Industry Co., Ltd., Class A Shares	13,894
9,100	China South Publishing & Media Group Co., Ltd., Class A Shares	14,842
20,400	China Southern Airlines Co., Ltd., Class A Shares	17,092
44,000	China Southern Airlines Co., Ltd., Class H Shares(c)	23,045
1,100	China Spacesat Co., Ltd., Class A Shares	5,427
91,240	China State Construction Engineering Corp., Ltd., Class A Shares	71,200
430,000	China Telecom Corp., Ltd., Class H Shares(c)	162,660
1,234,000	China Tower Corp., Ltd., Class H Shares(a)(c)	301,550
45,400	China United Network Communications Ltd., Class A Shares	36,067
15,600	China Vanke Co., Ltd., Class A Shares	66,994
42,000	China Vanke Co., Ltd., Class H Shares(c)	163,071
39,200	China Yangtze Power Co., Ltd., Class A Shares	95,808
44,800	China Zhongwang Holdings Ltd	15,151
8,800	Chinese Universe Publishing & Media Group Co., Ltd., Class A Shares	18,166
19,000	Chongqing Changan Automobile Co., Ltd., Class A Shares	28,170
81,000	Chongqing Rural Commercial Bank Co., Ltd., Class H Shares(c)	36,815
2,700	Chongqing Zhifei Biological Products Co., Ltd., Class A Shares	23,280
84,000	CIFI Holdings Group Co., Ltd.	64,902
47,300	CITIC Guoan Information Industry Co., Ltd., Class A Shares*	23,706
15,100	CITIC Securities Co., Ltd., Class A Shares	51,315
61,000	CITIC Securities Co., Ltd., Class H Shares(c)	131,904
2,892,821	CNOOC Ltd.	3,989,285
3,900	Contemporary Amperex Technology Co., Ltd., Class A Shares	75,597
36,000	COSCO SHIPPING Energy Transportation Co., Ltd., Class H Shares(c)	14,162
69,000	COSCO SHIPPING Holdings Co., Ltd., Class H Shares*(c)	23,275
219,000	Country Garden Holdings Co., Ltd.	293,034
33,000	Country Garden Services Holdings Co., Ltd.	129,741
39,299	CRRC Corp., Ltd., Class A Shares	36,407
129,000	CRRC Corp., Ltd., Class H Shares(c)	83,472

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 28.8% — (continued)
6,900	CSC Financial Co., Ltd., Class A Shares	$32,340
136,000	CSPC Pharmaceutical Group Ltd.	312,104
59,000	Dali Foods Group Co., Ltd.(a)	38,891
12,199	Daqin Railway Co., Ltd., Class A Shares	12,458
88,000	Datang International Power Generation Co., Ltd., Class H Shares(c)	13,836
4,600	Dawning Information Industry Co., Ltd., Class A Shares	30,208
15,500	DHC Software Co., Ltd., Class A Shares	32,532
86,000	Dongfeng Motor Group Co., Ltd., Class H Shares(c)	68,450
18,300	East Money Information Co., Ltd., Class A Shares	46,110
137,100	ENN Energy Holdings Ltd.	1,536,348
20,400	Financial Street Holdings Co., Ltd., Class A Shares	20,517
38,200	Focus Media Information Technology Co., Ltd., Class A Shares	29,593
3,200	Foshan Haitian Flavouring & Food Co., Ltd., Class A Shares	45,964
71,500	Fosun International Ltd.	92,020
16,400	Founder Securities Co., Ltd., Class A Shares	17,380
3,100	Foxconn Industrial Internet Co., Ltd., Class A Shares	7,542
2,853,300	Fu Shou Yuan International Group Ltd.	2,434,908
17,600	Fuyao Glass Industry Group Co., Ltd., Class H Shares(a)(c)	50,668
44,300	GD Power Development Co., Ltd., Class A Shares	13,455
40,084	GDS Holdings Ltd., ADR*	2,323,669
9,300	Gemdale Corp., Class A Shares	19,312
26,000	Genscript Biotech Corp.*	54,397
8,200	GF Securities Co., Ltd., Class A Shares	17,263
31,800	GF Securities Co., Ltd., Class H Shares(c)	38,426
8,700	Giant Network Group Co., Ltd., Class A Shares	23,898
900	Gigadevice Semiconductor Beijing Inc., Class A Shares	47,528
4,600	Glodon Co., Ltd., Class A Shares	29,782
500	GoerTek Inc., Class A Shares	1,585
313,000	GOME Retail Holdings Ltd.*(d)	32,337
22,300	Grandjoy Holdings Group Co., Ltd., Class A Shares	17,956
93,000	Great Wall Motor Co., Ltd., Class H Shares(c)	67,803
5,499	Gree Electric Appliances Inc. of Zhuhai, Class A Shares	47,328
21,900	Greenland Holdings Corp., Ltd., Class A Shares	18,509
32,000	Greentown Service Group Co., Ltd.	40,140
4,700	Guangdong Haid Group Co., Ltd., Class A Shares	23,145
30,000	Guanghui Energy Co., Ltd., Class A Shares	12,334
35,000	Guangshen Railway Co., Ltd., Class A Shares	13,067
9,400	Guangzhou Automobile Group Co., Ltd., Class A Shares	14,773
72,000	Guangzhou Automobile Group Co., Ltd., Class H Shares(c)	80,964
2,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A Shares	12,705
7,900	Guangzhou Haige Communications Group Inc. Co., Class A Shares	13,688
38,000	Guangzhou R&F Properties Co., Ltd., Class H Shares(c)	59,714
9,400	Guosen Securities Co., Ltd., Class A Shares	16,056
16,600	Guotai Junan Securities Co., Ltd., Class A Shares	40,949
29,600	Guotai Junan Securities Co., Ltd., Class H Shares(a)(c)	49,970
2,000	Guoxuan High-Tech Co., Ltd., Class A Shares	6,479
19,000	Guoyuan Securities Co., Ltd., Class A Shares	24,821
11,000	Haidilao International Holding Ltd.(a)	45,406
7,300	Haier Smart Home Co., Ltd., Class A Shares	18,068
16,000	Haitian International Holdings Ltd.	31,612
9,300	Haitong Securities Co., Ltd., Class A Shares	19,188
84,800	Haitong Securities Co., Ltd., Class H Shares(c)	92,017
13,800	Hangzhou Hikvision Digital Technology Co., Ltd., Class A Shares	70,273
14,000	Hansoh Pharmaceutical Group Co., Ltd.*(a)	48,415
4,000	Hefei Meiya Optoelectronic Technology Inc., Class A Shares	20,561
5,300	Henan Shuanghui Investment & Development Co., Ltd., Class A Shares	25,674

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 28.8% — (continued)
274,500	Hengan International Group Co., Ltd.	$2,052,925
10,778	Hengli Petrochemical Co., Ltd., Class A Shares	23,267
10,600	Hengtong Optic-electric Co., Ltd., Class A Shares	25,360
2,300	Hengyi Petrochemical Co., Ltd., Class A Shares	4,601
43,300	Hesteel Co., Ltd., Class A Shares	14,110
1,299	Hithink RoyalFlush Information Network Co., Ltd., Class A Shares	22,792
14,000	Hua Hong Semiconductor Ltd.(a)	30,891
38,500	Huadian Power International Corp., Ltd., Class A Shares	18,389
46,000	Huadian Power International Corp., Ltd., Class H Shares(c)	13,954
4,200	Hualan Biological Engineering Inc., Class A Shares	24,907
128,000	Huaneng Power International Inc., Class H Shares(c)	51,877
7,200	Huatai Securities Co., Ltd., Class A Shares	19,008
48,200	Huatai Securities Co., Ltd., Class H Shares(a)(c)	84,548
35,600	Huaxia Bank Co., Ltd., Class A Shares	35,687
7,900	Huaxin Cement Co., Ltd., Class A Shares	28,029
5,800	Huayu Automotive Systems Co., Ltd., Class A Shares	23,566
4,118	Huazhu Group Ltd., ADR	138,983
7,200	Hubei Energy Group Co., Ltd., Class A Shares	3,822
1,600	Hundsun Technologies Inc., Class A Shares	22,599
82,806	HUYA Inc., ADR*	1,640,387
3,900	Iflytek Co., Ltd., Class A Shares	21,869
82,200	Industrial & Commercial Bank of China Ltd., Class A Shares	62,904
1,892,000	Industrial & Commercial Bank of China Ltd., Class H Shares(c)	1,303,724
38,000	Industrial Bank Co., Ltd., Class A Shares	95,293
24,900	Industrial Securities Co., Ltd., Class A Shares	24,918
98,200	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A Shares	16,639
32,800	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A Shares*	12,826
8,700	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares	36,451
40,100	Inner Mongolia Yitai Coal Co., Ltd., Class B Shares	27,898
22,500	Innovent Biologics Inc.*(a)	103,381
3,784	iQIYI Inc., ADR*	84,875
21,358	JD.com Inc., ADR*	822,497
28,000	Jiangsu Expressway Co., Ltd., Class H Shares(c)	32,534
8,140	Jiangsu Hengrui Medicine Co., Ltd., Class A Shares	98,899
3,800	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A Shares	53,740
18,800	Jiangsu Zhongtian Technology Co., Ltd., Class A Shares	22,938
11,800	Jiangxi Copper Co., Ltd., Class A Shares	23,437
34,000	Jiangxi Copper Co., Ltd., Class H Shares(c)	40,107
10,000	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A Shares	23,826
24,000	Jinke Properties Group Co., Ltd., Class A Shares	26,273
15,000	Joincare Pharmaceutical Group Industry Co., Ltd., Class A Shares	24,989
7,800	Jointown Pharmaceutical Group Co., Ltd., Class A Shares	18,212
1,609	JOYY Inc., ADR*	86,838
55,000	Kaisa Group Holdings Ltd.	24,670
60,000	Kingdee International Software Group Co., Ltd.	77,440
27,000	Kingsoft Corp., Ltd.*	88,736
9,264	Kweichow Moutai Co., Ltd., Class A Shares	1,414,099
39,000	KWG Group Holdings Ltd.*	57,660
8,500	Legend Holdings Corp., Class H Shares(a)(c)	14,714
204,000	Lenovo Group Ltd.	127,001
4,500	Lepu Medical Technology Beijing Co., Ltd., Class A Shares	21,997
59,500	Li Ning Co., Ltd.	157,966
14,500	Lingyi iTech Guangdong Co., Class A Shares*	23,385
42,000	Logan Property Holdings Co., Ltd.	72,318
12,600	Lomon Billions Group Co., Ltd., Class A Shares	28,622
55,000	Longfor Group Holdings Ltd.(a)	256,517

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 28.8% — (continued)
11,600	LONGi Green Energy Technology Co., Ltd., Class A Shares	$50,755
2,411	Luckin Coffee Inc., ADR*	95,379
11,030	Luxshare Precision Industry Co., Ltd., Class A Shares	74,996
27,500	Luye Pharma Group Ltd.(a)	16,934
1,600	Luzhou Laojiao Co., Ltd., Class A Shares	17,329
33,400	Maanshan Iron & Steel Co., Ltd., Class A Shares	13,366
9,480	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A Shares	18,068
29,700	Meituan Dianping, Class B Shares*	380,227
36,900	Metallurgical Corp. of China Ltd., Class A Shares	14,543
82,000	Metallurgical Corp. of China Ltd., Class H Shares(c)	15,735
4,463	Momo Inc., ADR	125,500
3,700	Muyuan Foodstuff Co., Ltd., Class A Shares	62,635
5,900	NARI Technology Co., Ltd., Class A Shares	16,666
10,119	NetEase Inc., ADR	3,225,026
2,400	New China Life Insurance Co., Ltd., Class A Shares	15,415
25,700	New China Life Insurance Co., Ltd., Class H Shares(c)	98,783
6,400	New Hope Liuhe Co., Ltd., Class A Shares	22,569
15,922	New Oriental Education & Technology Group Inc., ADR*	2,036,265
20,753	NIO Inc., ADR*(d)	85,710
1,671	Noah Holdings Ltd., ADR*	47,423
11,300	Orient Securities Co., Ltd., Class A Shares	16,328
10,800	Oriental Pearl Group Co., Ltd., Class A Shares	15,954
2,700	Ovctek China Inc., Class A Shares	22,071
50,600	Pacific Securities Co., Ltd., Class A Shares*	26,301
256,000	People’s Insurance Co. Group of China Ltd., Class H Shares(c)	91,316
21,700	PetroChina Co., Ltd., Class A Shares	15,905
624,000	PetroChina Co., Ltd., Class H Shares(c)	242,750
204,000	PICC Property & Casualty Co., Ltd., Class H Shares(c)	213,059
5,607	Pinduoduo Inc., ADR*	200,618
698,479	Ping An Bank Co., Ltd., Class A Shares	1,473,788
188,400	Ping An Healthcare & Technology Co., Ltd., (Restricted, cost — $1,086,384, acquired 11/22/19)*(a)(b)	1,867,697
19,200	Ping An Insurance Group Co. of China Ltd., Class A Shares	216,125
1,042,000	Ping An Insurance Group Co. of China Ltd., Class H Shares(c)	11,664,052
18,000	Poly Developments & Holdings Group Co., Ltd., Class A Shares	42,351
239,000	Postal Savings Bank of China Co., Ltd., Class H Shares(a)(c)	151,654
22,300	Power Construction Corp. of China Ltd., Class A Shares	13,736
18,700	RiseSun Real Estate Development Co., Ltd., Class A Shares	23,206
7,700	Rongsheng Petro Chemical Co., Ltd., Class A Shares	11,518
11,800	SAIC Motor Corp., Ltd., Class A Shares	38,003
8,900	Sanan Optoelectronics Co., Ltd., Class A Shares	31,258
20,500	Sany Heavy Industry Co., Ltd., Class A Shares	52,075
8,700	SDIC Capital Co., Ltd., Class A Shares	16,350
12,700	SDIC Power Holdings Co., Ltd., Class A Shares	13,866
56,000	Seazen Group Ltd.	58,238
7,900	Seazen Holdings Co., Ltd., Class A Shares	36,978
90,200	Semiconductor Manufacturing International Corp.*(d)	177,610
4,100	SF Holding Co., Ltd., Class A Shares	29,091
12,300	Shaanxi Coal Industry Co., Ltd., Class A Shares	14,041
4,000	Shandong Gold Mining Co., Ltd., Class A Shares	19,956
74,000	Shandong Nanshan Aluminum Co., Ltd., Class A Shares	22,741
18,300	Shandong Sun Paper Industry JSC Ltd., Class A Shares	25,157
68,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(c)	87,906
76,200	Shandong Xinchao Energy Corp., Ltd., Class A Shares*	21,068
51,300	Shanghai 2345 Network Holding Group Co., Ltd., Class A Shares	23,518
17,700	Shanghai AJ Group Co., Ltd., Class A Shares	21,444
4,500	Shanghai Baosight Software Co., Ltd., Class A Shares	29,588

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 28.8% — (continued)
36,900	Shanghai Electric Group Co., Ltd., Class A Shares	$23,960
4,800	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A Shares	18,404
14,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares(c)	39,729
2,000	Shanghai International Airport Co., Ltd., Class A Shares	19,029
17,999	Shanghai International Port Group Co., Ltd., Class A Shares	11,833
32,520	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B Shares	26,015
8,700	Shanghai Pharmaceuticals Holding Co., Ltd., Class A Shares	22,923
16,800	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(c)	30,865
42,300	Shanghai Pudong Development Bank Co., Ltd., Class A Shares	66,380
20,100	Shanxi Meijin Energy Co., Ltd., Class A Shares*	24,316
21,000	Shanxi Securities Co., Ltd., Class A Shares	23,930
2,000	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A Shares	24,968
26,800	Shenergy Co., Ltd., Class A Shares	20,426
900	Shennan Circuits Co., Ltd., Class A Shares	27,077
48,700	Shenwan Hongyuan Group Co., Ltd., Class A Shares	32,991
25,900	Shenzhen Energy Group Co., Ltd., Class A Shares	20,352
22,000	Shenzhen Expressway Co., Ltd., Class H Shares(c)	26,752
700	Shenzhen Goodix Technology Co., Ltd., Class A Shares	30,930
6,200	Shenzhen Inovance Technology Co., Ltd., Class A Shares	25,451
1,400	Shenzhen Kangtai Biological Products Co., Ltd., Class A Shares	22,428
1,700	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	57,248
15,200	Shenzhen Overseas Chinese Town Co., Ltd., Class A Shares	14,401
150,000	Shenzhou International Group Holdings Ltd.	1,860,681
13,321	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A Shares	30,545
104,000	Shui On Land Ltd.	20,801
16,600	Sichuan Chuantou Energy Co., Ltd., Class A Shares	21,948
1,870	SINA Corp.*	61,243
12,200	Sinolink Securities Co., Ltd., Class A Shares	17,700
106,000	Sino-Ocean Group Holding Ltd.	38,855
37,500	Sinopec Engineering Group Co., Ltd., Class H Shares(c)	18,521
88,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H Shares(c)	22,647
420,400	Sinopharm Group Co., Ltd., Class H Shares(c)	1,315,096
58,000	Sinotrans Ltd., Class H Shares(c)	16,557
20,000	Sinotruk Hong Kong Ltd.	38,813
52,500	SOHO China Ltd.	19,126
5,400	Songcheng Performance Development Co., Ltd., Class A Shares	21,494
70,000	Sunac China Holdings Ltd.	386,059
24,400	Suning.com Co., Ltd., Class A Shares	32,814
21,100	Sunny Optical Technology Group Co., Ltd.	331,543
20,499	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A Shares	25,796
11,184	TAL Education Group, ADR*	608,298
11,000	Tangshan Jidong Cement Co., Ltd., Class A Shares	30,227
24,400	TBEA Co., Ltd., Class A Shares	22,040
35,700	TCL Technology Group Corp., Class A Shares	30,477
340,331	Tencent Holdings Ltd.	16,786,856
71,719	Tencent Music Entertainment Group, ADR*	869,951
9,900	Tianma Microelectronics Co., Ltd., Class A Shares	23,224
60,000	Tingyi Cayman Islands Holding Corp.	109,085
10,000	Tongwei Co., Ltd., Class A Shares	24,578
36,000	Topsports International Holdings Ltd.*(a)	41,611
3,700	Transfar Zhilian Co., Ltd., Class A Shares	3,336
30,000	TravelSky Technology Ltd., Class H Shares(c)	59,064
13,899	Trip.com Group Ltd., ADR*	421,974
14,000	Tsingtao Brewery Co., Ltd., Class H Shares(c)	72,534
20,800	Tunghsu Optoelectronic Technology Co., Ltd., Class A Shares	10,972
3,400	Unigroup Guoxin Microelectronics Co., Ltd., Class A Shares	28,588

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 28.8% — (continued)
37,000	Uni-President China Holdings Ltd.	$38,258
5,400	Unisplendour Corp., Ltd., Class A Shares	35,710
9,300	Universal Scientific Industrial Shanghai Co., Ltd., Class A Shares	29,171
13,167	Vipshop Holdings Ltd., ADR*	168,933
11,100	Wanda Film Holding Co., Ltd., Class A Shares*	26,045
4,700	Wanhua Chemical Group Co., Ltd., Class A Shares	31,938
157,000	Want Want China Holdings Ltd.	122,221
1,266	Weibo Corp., ADR*	53,349
11,600	Weichai Power Co., Ltd., Class A Shares	24,196
1,964,200	Weichai Power Co., Ltd., Class H Shares(c)	3,900,713
4,000	Weihai Guangwei Composites Co., Ltd., Class A Shares	29,372
11,700	Wens Foodstuffs Group Co., Ltd., Class A Shares	55,108
11,400	Western Securities Co., Ltd., Class A Shares	15,634
1,200	Will Semiconductor Ltd., Class A Shares	29,765
1,500	Wingtech Technology Co., Ltd., Class A Shares*	29,957
29,900	Wuchan Zhongda Group Co., Ltd., Class A Shares	20,693
8,100	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A Shares	39,083
7,000	Wuliangye Yibin Co., Ltd., Class A Shares	122,413
6,600	WUS Printed Circuit Kunshan Co., Ltd., Class A Shares	24,976
2,300	WuXi AppTec Co., Ltd., Class A Shares	35,243
4,600	WuXi AppTec Co., Ltd., Class H Shares(a)(c)	68,488
146,000	Wuxi Biologics Cayman Inc., (Restricted, cost — $1,709,321, acquired 11/21/19)*(a)(b)	2,128,608
4,500	Wuxi Lead Intelligent Equipment Co., Ltd., Class A Shares	36,684
12,400	Xiamen Tungsten Co., Ltd., Class A Shares	21,467
299,400	Xiaomi Corp., Class B Shares*(a)	487,600
10,200	Xinjiang Goldwind Science & Technology Co., Ltd., Class A Shares	15,574
16,982	Xinjiang Goldwind Science & Technology Co., Ltd., Class H Shares(c)	17,023
96,000	Xinyi Solar Holdings Ltd.	75,802
34,000	Xinyu Iron & Steel Co., Ltd., Class A Shares	21,027
58,000	Yanzhou Coal Mining Co., Ltd., Class H Shares(c)	44,276
2,300	Yealink Network Technology Corp., Ltd., Class A Shares	34,188
30,000	Yifeng Pharmacy Chain Co., Ltd., Class A Shares	350,486
15,000	Yihai International Holding Ltd.*	101,178
31,300	Yonghui Superstores Co., Ltd., Class A Shares	38,884
4,100	Yonyou Network Technology Co., Ltd., Class A Shares	27,544
10,222	Yum China Holdings Inc.	447,621
3,200	Yunda Holding Co., Ltd., Class A Shares	13,674
1,400	Yunnan Baiyao Group Co., Ltd., Class A Shares	15,702
48,000	Yuzhou Properties Co., Ltd.	23,457
1,068	Zai Lab Ltd., ADR*	58,708
1,500	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A Shares	25,835
27,000	Zhaojin Mining Industry Co., Ltd., Class H Shares(c)	32,705
6,400	Zhejiang Dahua Technology Co., Ltd., Class A Shares	17,634
36,000	Zhejiang Expressway Co., Ltd., Class H Shares(c)	27,389
7,900	Zhejiang Longsheng Group Co., Ltd., Class A Shares	14,808
2,000	Zhejiang Supor Co., Ltd., Class A Shares	21,311
10,700	Zhengzhou Yutong Bus Co., Ltd., Class A Shares	23,329
44,000	Zhenro Properties Group Ltd.*	28,618
8,100	ZhongAn Online P&C Insurance Co., Ltd., Class H Shares*(a)(c)	34,611
11,600	Zhongjin Gold Corp., Ltd., Class A Shares	13,582
16,500	Zhongsheng Group Holdings Ltd.	63,412
11,700	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares(c)	40,795
30,500	Zijin Mining Group Co., Ltd., Class A Shares	18,455
200,000	Zijin Mining Group Co., Ltd., Class H Shares(c)	90,480
28,100	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class A Shares	25,677
29,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class H Shares(c)	24,438

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

China — 28.8% — (continued)
6,400	ZTE Corp., Class A Shares*	$46,456
19,000	ZTE Corp., Class H Shares*(c)	79,308
9,384	ZTO Express Cayman Inc., ADR	220,149

	Total China	145,124,237

Colombia — 0.1%
7,032	Bancolombia SA	77,757
144,135	Ecopetrol SA	126,890
6,415	Grupo Argos SA	27,282
7,067	Grupo de Inversiones Suramericana SA	61,112
11,971	Interconexion Electrica SA ESP	63,130

	Total Colombia	356,171

Czech Republic — 0.0%
4,436	CEZ AS	84,992
1,684	Komercní Banka AS	51,678
15,820	Moneta Money Bank AS(a)	52,561

	Total Czech Republic	189,231

Egypt — 1.3%
2,598,492	Cleopatra Hospital*	872,674
938,397	Commercial International Bank Egypt SAE, Class Registered Shares, GDR	4,603,259
38,937	Commercial International Bank Egypt SAE, GDR	204,243
22,745	Eastern Co. SAE	20,714
21,328	ElSewedy Electric Co.	12,724
1,244,156	Juhayna Food Industries	635,111

	Total Egypt	6,348,725

Georgia — 0.5%
86,700	Bank of Georgia Group PLC	1,888,694
61,700	Georgia Capital PLC*	533,687

	Total Georgia	2,422,381

Germany — 0.6%
37,900	Delivery Hero SE, (Restricted, cost — $1,502,145, acquired 2/26/19)*(a)(b)	2,848,090

Greece - 0.1%
44,403	Alpha Bank AE*	63,815
76,270	Eurobank Ergasias SA*	48,104
1,594	FF Group*(e)(f)	17
6,598	Hellenic Telecommunications Organization SA	93,617
3,378	JUMBO SA	53,036
1,088	Motor Oil Hellas Corinth Refineries SA	17,893
9,717	National Bank of Greece SA*	21,590
7,444	OPAP SA	79,515

	Total Greece	377,587

Hong Kong — 3.5%
102,000	Alibaba Health Information Technology Ltd.*	197,972
440,000	Alibaba Pictures Group Ltd.*	59,790
177,800	ASM Pacific Technology Ltd.	2,145,400
13,000	Beijing Enterprises Holdings Ltd.	55,163
164,000	Beijing Enterprises Water Group Ltd.*	76,006
92,000	Bosideng International Holdings Ltd.	26,392
96,000	Brilliance China Automotive Holdings Ltd.	81,951
60,000	China Agri-Industries Holdings Ltd.	32,542
1,558,000	China Education Group Holdings Ltd., (Restricted, cost — $2,358,314, acquired 3/22/19)(b)	2,232,396
106,888	China Everbright International Ltd.	71,629

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Hong Kong — 3.5% — (continued)
24,000	China Everbright Ltd.	$40,558
76,000	China First Capital Group Ltd.*	2,092
55,600	China Gas Holdings Ltd.	204,568
156,000	China Jinmao Holdings Group Ltd.	114,913
81,000	China Mengniu Dairy Co., Ltd.*	288,997
39,538	China Merchants Port Holdings Co., Ltd.	58,552
178,000	China Mobile Ltd.	1,414,624
123,586	China Mobile Ltd., ADR	4,921,195
108,000	China Overseas Land & Investment Ltd.	365,378
92,000	China Power International Development Ltd.	17,227
40,000	China Resources Beer Holdings Co., Ltd.	186,420
56,000	China Resources Cement Holdings Ltd.	70,975
24,000	China Resources Gas Group Ltd.	120,316
92,000	China Resources Land Ltd.	428,009
60,000	China Resources Power Holdings Co., Ltd.	71,675
66,000	China State Construction International Holdings Ltd.	53,935
48,800	China Taiping Insurance Holdings Co., Ltd.	100,752
72,000	China Traditional Chinese Medicine Holdings Co., Ltd.	37,973
160,000	China Unicom Hong Kong Ltd.	127,194
176,000	CITIC Ltd.	197,032
46,000	COSCO SHIPPING Ports Ltd.	30,747
70,000	Far East Horizon Ltd.	61,486
325,400	Galaxy Entertainment Group Ltd.	2,173,037
142,000	Geely Automobile Holdings Ltd.	257,797
78,000	Guangdong Investment Ltd.	147,454
37,000	Haier Electronics Group Co., Ltd.	105,534
1,651	Hutchison China MediTech Ltd., ADR*	38,501
17,500	Kingboard Holdings Ltd.	46,741
31,000	Kingboard Laminates Holdings Ltd.	31,317
106,000	Kunlun Energy Co., Ltd.	74,427
49,000	Lee & Man Paper Manufacturing Ltd.	38,545
54,000	Nine Dragons Paper Holdings Ltd.	63,524
12,000	Shanghai Industrial Holdings Ltd.	21,297
26,000	Shenzhen International Holdings Ltd.	50,032
80,000	Shenzhen Investment Ltd.	27,041
32,500	Shimao Property Holdings Ltd.	117,417
202,500	Sino Biopharmaceutical Ltd.	297,830
50,000	SSY Group Ltd.	42,397
76,500	Sun Art Retail Group Ltd.	98,433
30,000	Towngas China Co., Ltd.*	17,500
30,000	Wharf Holdings Ltd.(f)	63,746
196,000	Yuexiu Property Co., Ltd.	40,244

	Total Hong Kong	17,646,673

Hungary — 1.0%
12,471	MOL Hungarian Oil & Gas PLC	96,642
115,735	OTP Bank Nyrt	5,041,932
4,013	Richter Gedeon Nyrt	81,556

	Total Hungary	5,220,130

India — 10.2%
15,761	Adani Ports & Special Economic Zone Ltd.	75,192
18,748	Ambuja Cements Ltd.*	54,471
38,179	Ashok Leyland Ltd.	36,846
8,651	Asian Paints Ltd.	215,919
7,984	Aurobindo Pharma Ltd.	55,658

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

India — 10.2% — (continued)
3,592	Avenue Supermarts Ltd., Class A Shares*(a)	$116,321
285,164	Axis Bank Ltd.	2,756,963
38,598	Bajaj Auto Ltd.	1,545,856
5,087	Bajaj Finance Ltd.	315,687
1,172	Bajaj Finserv Ltd.	148,130
281,711	Bandhan Bank Ltd., (Restricted, cost — $2,020,596, acquired 3/28/19)(a)(b)	1,498,197
6,522	Berger Paints India Ltd.	51,265
6,110	Bharat Forge Ltd.	36,836
179,564	Bharat Petroleum Corp., Ltd.	1,050,804
70,191	Bharti Airtel Ltd.*	505,672
422,923	Bharti Infratel Ltd.	1,268,677
224	Bosch Ltd.	37,834
1,236	Britannia Industries Ltd.	50,500
574,400	Cholamandalam Investment & Finance Co., Ltd.	2,446,103
10,212	Cipla Ltd.	57,184
492,059	Coal India Ltd.	1,138,328
1,861	Colgate-Palmolive India Ltd.	33,138
6,095	Container Corp. Of India Ltd.	42,853
13,659	Dabur India Ltd.	93,419
2,337	Divi’s Laboratories Ltd.	68,177
16,810	DLF Ltd.	47,036
3,476	Dr Reddy’s Laboratories Ltd.	140,326
361	Eicher Motors Ltd.	83,554
48,168	GAIL India Ltd.	69,520
11,656	Godrej Consumer Products Ltd.	90,936
8,883	Grasim Industries Ltd.	83,835
7,396	Havells India Ltd.	62,517
352,171	HCL Technologies Ltd.	2,617,273
1,229	HDFC Asset Management Co., Ltd.(a)	53,856
227,000	HDFC Bank Ltd.	3,717,925
67,977	HDFC Bank Ltd., ADR	3,728,538
14,501	HDFC Life Insurance Co., Ltd.(a)	109,428
56,838	Hero MotoCorp Ltd.	1,601,603
28,550	Hindalco Industries Ltd.	61,905
17,094	Hindustan Petroleum Corp., Ltd.	46,854
18,646	Hindustan Unilever Ltd.	560,902
47,578	Housing Development Finance Corp., Ltd.	1,440,424
138,785	ICICI Bank Ltd.	954,841
5,614	ICICI Lombard General Insurance Co., Ltd.(a)	96,837
9,515	ICICI Prudential Life Insurance Co., Ltd.(a)	61,543
52,879	Indian Oil Corp., Ltd.	78,040
1,743	Info Edge India Ltd.	63,701
98,603	Infosys Ltd.	990,328
206,668	Infosys Ltd., ADR	2,081,147
2,780	InterGlobe Aviation Ltd.(a)	49,947
97,521	ITC Ltd.	266,717
19,857	JSW Steel Ltd.	64,858
13,626	Larsen & Toubro Ltd.	223,838
1,634,423	Lemon Tree Hotels Ltd., (Restricted, cost — $1,316,598, acquired 8/29/19)*(a)(b)	1,142,597
5,604	LIC Housing Finance Ltd.	24,668
7,246	Lupin Ltd.	63,984
10,185	Mahindra & Mahindra Financial Services Ltd.	49,869
22,086	Mahindra & Mahindra Ltd.	139,218
12,963	Marico Ltd.	53,369
3,035	Maruti Suzuki India Ltd.	265,684
28,021	Motherson Sumi Systems Ltd.	41,316

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

India — 10.2% — (continued)
734	Nestle India Ltd.	$160,421
67,310	NTPC Ltd.	99,507
112,000	Oberoi Realty Ltd.	787,790
898,402	Oil & Natural Gas Corp., Ltd.	1,142,053
169	Page Industries Ltd.	51,917
17,509	Petronet LNG Ltd.	59,868
172,000	Phoenix Mills Ltd.	2,023,157
3,802	Pidilite Industries Ltd.	80,005
2,660	Piramal Enterprises Ltd.	48,914
53,682	Power Grid Corp. of India Ltd.	135,246
13,216	REC Ltd.	21,418
162,761	Reliance Industries Ltd.	2,998,834
9,936	SBI Life Insurance Co., Ltd.(a)	121,453
257	Shree Cement Ltd.	80,227
2,421	Shriram Transport Finance Co., Ltd.	40,758
2,065	Siemens Ltd.	37,334
49,849	State Bank of India*	211,692
22,394	Sun Pharmaceutical Industries Ltd.	115,761
130,978	Tata Consultancy Services Ltd.	3,629,213
47,880	Tata Motors Ltd.*	86,538
25,911	Tata Power Co., Ltd.	16,618
10,143	Tata Steel Ltd.	53,337
13,080	Tech Mahindra Ltd.	134,575
122,205	Titan Co., Ltd.	2,140,730
3,293	UltraTech Cement Ltd.	191,917
9,255	United Spirits Ltd*	88,833
236,417	UPL Ltd.	1,712,581
56,784	Vedanta Ltd.	88,431
35,936	Wipro Ltd.	110,187
20,523	Zee Entertainment Enterprises Ltd.	67,535

	Total India	51,465,814

Indonesia — 2.8%
251,800	Adaro Energy Tbk PT	20,632
4,671,800	Astra International Tbk PT	1,817,442
278,000	Bank Central Asia Tbk PT	606,644
6,495,124	Bank Mandiri Persero Tbk PT	3,252,995
211,400	Bank Negara Indonesia Persero Tbk PT	104,155
7,375,200	Bank Rakyat Indonesia Persero Tbk PT	2,153,273
128,800	Bank Tabungan Negara Persero Tbk PT	15,095
9,720,000	Bank Tabungan Pensiunan Nasional Syariah Tbk PT*	2,557,132
911,500	Barito Pacific Tbk PT*	62,696
73,600	Bukit Asam Tbk PT	11,486
223,800	Bumi Serpong Damai Tbk PT*	15,709
231,100	Charoen Pokphand Indonesia Tbk PT	92,020
14,300	Gudang Garam Tbk PT	50,661
391,300	Hanjaya Mandala Sampoerna Tbk PT	46,941
77,100	Indah Kiat Pulp & Paper Corp. Tbk PT	30,574
42,000	Indocement Tunggal Prakarsa Tbk PT	44,101
69,500	Indofood CBP Sukses Makmur Tbk PT	49,770
137,000	Indofood Sukses Makmur Tbk PT	62,075
54,967	Jasa Marga Persero Tbk PT	17,927
715,400	Kalbe Farma Tbk PT	61,397
42,400	Pabrik Kertas Tjiwi Kimia Tbk PT	17,729
615,200	Pakuwon Jati Tbk PT	22,896
365,400	Perusahaan Gas Negara Tbk PT	32,591

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Indonesia — 2.8% — (continued)
105,000	Semen Indonesia Persero Tbk PT	$75,985
1,389,387	Telekomunikasi Indonesia Persero Tbk PT	337,655
98,350	Telekomunikasi Indonesia Persero Tbk PT, ADR	2,384,988
233,500	Unilever Indonesia Tbk PT	111,071
53,300	United Tractors Tbk PT	61,657
103,100	XL Axiata Tbk PT*	18,682

	Total Indonesia	14,135,979

Kenya — 0.3%
5,624,000	Safaricom PLC	1,550,022

Kuwait — 0.3%
127,000	Humansoft Holding Co., KSC	1,312,017

Luxembourg — 0.2%
4,430	Reinet Investments SCA	91,688
63,000	Ternium SA, ADR	1,115,100

	Total Luxembourg	1,206,788

Malaysia — 1.0%
46,100	AirAsia Group Bhd	11,100
46,100	AMMB Holdings Bhd	40,478
77,700	Axiata Group Bhd	77,450
146,600	British American Tobacco Malaysia Bhd	432,764
148,207	CIMB Group Holdings Bhd	170,337
111,600	Dialog Group Bhd	88,456
88,700	DiGi.Com Bhd	86,814
5,500	Fraser & Neave Holdings Bhd	40,101
56,200	Gamuda Bhd	44,144
57,500	Genting Bhd	67,540
80,300	Genting Malaysia Bhd	55,145
5,900	Genting Plantations Bhd	14,028
20,100	HAP Seng Consolidated Bhd	42,742
37,200	Hartalega Holdings Bhd	54,746
21,000	Hong Leong Bank Bhd	76,403
7,300	Hong Leong Financial Group Bhd	26,504
65,500	IHH Healthcare Bhd	88,998
86,800	IJM Corp. Bhd	40,135
56,900	IOI Corp. Bhd	56,303
13,100	Kuala Lumpur Kepong Bhd	67,620
117,809	Malayan Banking Bhd	236,014
1,251,400	Malaysia Airports Holdings Bhd	1,964,279
61,600	Maxis Bhd	79,374
25,400	MISC Bhd	45,736
1,700	Nestle Malaysia Bhd	57,561
60,200	Petronas Chemicals Group Bhd	77,307
9,000	Petronas Dagangan Bhd	48,642
16,500	Petronas Gas Bhd	65,253
16,700	PPB Group Bhd	71,576
37,500	Press Metal Aluminium Holdings Bhd	41,574
88,500	Public Bank Bhd	359,123
21,000	QL Resources Bhd	40,668
36,700	RHB Bank Bhd	48,419
77,200	Sime Darby Bhd	36,637
63,200	Sime Darby Plantation Bhd	74,840
53,700	Telekom Malaysia Bhd	47,151
87,600	Tenaga Nasional Bhd	251,523

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Malaysia — 1.0% — (continued)
41,500	Top Glove Corp. Bhd	$55,206
34,300	Westports Holdings Bhd	27,994
76,350	YTL Corp. Bhd	15,310

	Total Malaysia	5,225,995

Mexico — 3.1%
100,440	Alfa SAB de CV, Class A Shares	64,671
13,753	Alsea SAB de CV*	27,978
246,162	América Móvil SAB de CV, Class L Shares, ADR	3,909,052
963,100	América Móvil SAB de CV, Series L	762,062
17,106	Arca Continental SAB de CV	94,321
446,111	Cemex SAB de CV, Class Preferred Shares	145,549
16,529	Coca-Cola Femsa SAB de CV	92,534
4,605	El Puerto de Liverpool SAB de CV, Class C1 Shares	21,764
95,065	Fibra Uno Administracion SA de CV, REIT	144,017
54,239	Fomento Economico Mexicano SAB de CV	442,402
6,096	Gruma SAB de CV, Class B Shares	58,852
10,336	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	111,882
6,186	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	103,034
52,666	Grupo Bimbo SAB de CV, Series A	79,464
14,300	Grupo Carso SAB de CV, Series A1	39,868
73,249	Grupo Financiero Banorte SAB de CV, Class O Shares	400,613
67,892	Grupo Financiero Inbursa SAB de CV, Class O Shares	73,662
676,188	Grupo México SAB de CV, Series B	1,598,247
66,379	Grupo Televisa SAB	125,084
4,192	Industrias Peñoles SAB de CV	37,716
12,296	Infraestructura Energetica Nova SAB de CV	53,989
648,306	Kimberly-Clark de México SAB de CV, Class A Shares*	1,234,508
7,978	Megacable Holdings SAB de CV	26,799
31,079	Orbia Advance Corp. SAB de CV	61,202
6,730	Promotora y Operadora de Infraestructura SAB de CV	65,954
636,000	Qualitas Controladora SAB de CV	2,731,140
429,100	Regional SAB de CV	2,387,826
292,080	Unifin Financiera SAB de CV SOFOM ENR	453,910
150,141	Wal-Mart de Mexico SAB de CV	422,783

	Total Mexico	15,770,883

Netherlands — 0.8%
58,670	Prosus NV*	4,158,915

Pakistan — 0.2%
429,935	Habib Bank Ltd.	435,376
822	MCB Bank Ltd.	1,064
17,868	Oil & Gas Development Co., Ltd.	13,628
1,044,289	Pakistan Petroleum Ltd.	750,411

	Total Pakistan	1,200,479

Peru — 0.2%
7,015	Cia de Minas Buenaventura SAA, ADR	78,218
3,756	Credicorp Ltd.	680,850
2,065	Southern Copper Corp.	69,487

	Total Peru	828,555

Philippines — 1.8%
66,680	Aboitiz Equity Ventures Inc.	55,340
43,300	Aboitiz Power Corp.	23,488
1,011	Altus San Nicolas Corp.*(e)(f)	—

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Philippines — 1.8% — (continued)
7,760	Ayala Corp.	$100,589
4,635,410	Ayala Land Inc.	3,554,550
32,088	Bank of the Philippine Islands	46,670
57,324	BDO Unibank Inc.	155,569
14,186,900	Bloomberry Resorts Corp.	2,264,501
655	Globe Telecom Inc.	22,876
2,800	GT Capital Holdings Inc.	38,669
1,008,640	International Container Terminal Services Inc.	2,081,025
79,510	JG Summit Holdings Inc.	105,638
14,790	Jollibee Foods Corp.	49,328
6,170	Manila Electric Co.	32,673
434,000	Megaworld Corp.	28,975
419,500	Metro Pacific Investments Corp.	25,177
55,156	Metropolitan Bank & Trust Co.*	60,706
2,430	PLDT Inc.	47,210
52,523	Robinsons Land Corp.	21,741
6,820	Security Bank Corp.	20,536
6,990	SM Investments Corp.	133,603
303,100	SM Prime Holdings Inc.	227,041
22,540	Universal Robina Corp.	63,051

	Total Philippines	9,158,956

Poland — 0.4%
4,561	Bank Millennium SA*	5,633
5,404	Bank Polska Kasa Opieki SA	121,949
1,062	CCC SA	19,506
1,709	CD Projekt SA	121,958
6,856	Cyfrowy Polsat SA	44,284
1,497	Dino Polska SA*(a)	54,949
2,127	Grupa Lotos SA	32,341
4,374	KGHM Polska Miedz SA*	79,587
15,314	KRUK SA	539,514
31	LPP SA	54,897
397	mBank SA*	30,207
20,391	Orange Polska SA*	32,326
27,259	PGE Polska Grupa Energetyczna SA*	31,320
8,934	Polski Koncern Naftowy ORLEN SA	134,642
56,283	Polskie Gornictwo Naftowe i Gazownictwo SA	46,173
26,665	Powszechna Kasa Oszczednosci Bank Polski SA	213,527
18,317	Powszechny Zaklad Ubezpieczen SA	163,878
1,017	Santander Bank Polska SA	65,753

	Total Poland	1,792,444

Portugal — 0.2%
86,967	Galp Energia SGPS SA	1,193,619

Qatar — 0.3%
58,133	Barwa Real Estate Co.	49,440
56,283	Commercial Bank PSQC	69,334
54,230	Industries Qatar QSC	134,220
112,186	Masraf Al Rayan QSC*	124,599
127,934	Mesaieed Petrochemical Holding Co.	61,951
25,890	Ooredoo QPSC	44,736
17,496	Qatar Electricity & Water Co. QSC	73,091
15,190	Qatar Fuel QSC	80,509
54,830	Qatar Insurance Co. SAQ	40,358
16,205	Qatar International Islamic Bank QSC	37,444

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Qatar — 0.3% — (continued)
30,239	Qatar Islamic Bank SAQ	$128,744
129,214	Qatar National Bank QPSC	661,733

	Total Qatar	1,506,159

Romania — 0.0%
9,389	NEPI Rockcastle PLC	68,883

Russia — 5.1%
1,988,019	Alrosa PJSC	2,121,210
308,726	Gazprom PJSC	935,709
223,019	Gazprom PJSC, ADR	1,355,615
856,962	Inter RAO UES PJSC	66,654
11,474	Lukoil PJSC	977,412
30,245	Lukoil PJSC, ADR	2,611,353
92,733	Magnit PJSC, Class Registered Shares, GDR	1,032,392
28,480	Magnit PJSC, Class Registered Shares, GDR*	310,147
49,568	Magnitogorsk Iron & Steel Works PJSC	29,911
1,890	MMC Norilsk Nickel PJSC	572,022
240,792	Mobile TeleSystems PJSC, ADR	2,335,682
37,008	Moscow Exchange MICEX-RTS PJSC	54,803
2,641	Novatek PJSC, Class Registered Shares, GDR	382,783
28,403	Novolipetsk Steel PJSC	53,051
4,722	PhosAgro PJSC, Class Registered Shares, GDR	52,534
6,301	Polymetal International PLC	95,628
547	Polyus PJSC	69,197
30,380	Rosneft Oil Co. PJSC	183,168
1,673,398	Sberbank of Russia PJSC	5,836,488
213,500	Sberbank of Russia PJSC, ADR	3,038,105
7,269	Severstal PJSC	88,500
284,474	Surgutneftegas PJSC	118,987
44,385	Tatneft PJSC	445,778
92,960,626	VTB Bank PJSC	60,239
3,497	X5 Retail Group NV, Class Registered Shares, GDR	108,490
68,920	Yandex NV, Class A Shares*	2,798,841

	Total Russia	25,734,699

Saudi Arabia — 0.9%
2,938	Advanced Petrochemical Co.	34,807
35,933	Al Rajhi Bank	590,654
21,848	Alinma Bank	132,772
7,528	Almarai Co. JSC	90,890
14,513	Arab National Bank	97,385
10,770	Bank AlBilad	67,884
12,294	Bank Al-Jazira	45,236
16,032	Banque Saudi Fransi	144,139
759	Bupa Arabia for Cooperative Insurance Co.	19,516
1,797	Co. for Cooperative Insurance*	32,782
16,229	Dar Al Arkan Real Estate Development Co.*	40,353
12,531	Emaar Economic City*	30,284
11,243	Etihad Etisalat Co.*	68,937
1,698	Jarir Marketing Co.	68,459
12,700	Leejam Sports Co., JSC	250,328
35,611	National Commercial Bank	417,090
9,889	National Industrialization Co.*	30,569
6,566	Rabigh Refining & Petrochemical Co.*	27,173
31,800	Riyad Bank	183,250
10,666	Sahara International Petrochemical Co.	43,965

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Saudi Arabia — 0.9% — (continued)
26,412	Samba Financial Group.	$187,337
1,171	Saudi Airlines Catering Co.	28,346
4,851	Saudi Arabian Fertilizer Co.	86,648
12,349	Saudi Arabian Mining Co.*	124,409
34,394	Saudi Arabian Oil Co.*(a)	305,755
22,126	Saudi Basic Industries Corp.	463,527
19,465	Saudi British Bank	144,130
2,168	Saudi Cement Co.	34,910
24,559	Saudi Electricity Co.	110,501
6,611	Saudi Industrial Investment Group	36,851
22,288	Saudi Kayan Petrochemical Co.*	52,194
11,837	Saudi Telecom Co.	258,652
7,899	Savola Group*	68,411
6,603	Yanbu National Petrochemical Co.	86,206

	Total Saudi Arabia	4,404,350

Singapore — 0.0%
6,000	BOC Aviation Ltd.(a)	52,221

South Africa — 3.9%
20,042	Absa Group Ltd.	171,606
805,700	Advtech Ltd.	479,209
1,690	Anglo American Platinum Ltd.	116,325
11,755	AngloGold Ashanti Ltd.	206,385
12,791	Aspen Pharmacare Holdings Ltd.*	83,999
9,595	Bid Corp., Ltd.	174,354
111,131	Bidvest Group Ltd.	1,319,125
1,307	Capitec Bank Holdings Ltd.	110,188
7,661	Clicks Group Ltd.	118,201
10,460	Discovery Ltd.	64,192
7,496	Exxaro Resources Ltd.	55,116
96,861	FirstRand Ltd.	343,976
39,637	Fortress REIT Ltd., Class A Shares	41,207
5,918	Foschini Group Ltd.	47,141
25,996	Gold Fields Ltd.	154,769
79,517	Growthpoint Properties Ltd., REIT	90,685
23,284	Impala Platinum Holdings Ltd.*	188,376
8,314	Investec Ltd.	43,135
1,756	Kumba Iron Ore Ltd.	32,806
4,363	Liberty Holdings Ltd.	26,246
838,752	Life Healthcare Group Holdings Ltd.	1,183,743
26,001	Momentum Metropolitan Holdings	30,361
8,026	Mr Price Group Ltd.	79,186
46,636	MTN Group Ltd.	220,512
13,547	MultiChoice Group*	79,478
25,374	Naspers Ltd., Class N Shares	4,012,014
91,868	Nedbank Group Ltd.	1,069,979
10,626	Northam Platinum Ltd.*	75,540
145,742	Old Mutual Ltd.	147,180
22,104	Pepkor Holdings Ltd.(a)	22,150
8,365	Pick n Pay Stores Ltd.	30,440
4,079	PSG Group Ltd.	48,836
20,832	Rand Merchant Investment Holdings Ltd.	34,344
146,902	Redefine Properties Ltd., REIT	51,190
15,494	Remgro Ltd.	159,062
24,733	RMB Holdings Ltd.	112,282
335,000	Sanlam Ltd.	1,437,624

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

South Africa — 3.9% — (continued)
16,421	Sasol Ltd.	$197,534
188,189	Shoprite Holdings Ltd.	1,356,308
65,569	Sibanye Stillwater Ltd.*	132,229
6,132	SPAR Group Ltd.	66,643
156,913	Standard Bank Group Ltd.	1,505,914
7,837	Telkom SA SOC Ltd.	13,413
4,420	Tiger Brands Ltd.	43,450
1,776,173	Transaction Capital Ltd.	2,151,417
223,151	Vodacom Group Ltd.	1,602,153
28,803	Woolworths Holdings Ltd.(d).	67,579

	Total South Africa	19,797,602

South Korea — 9.4%
976	Amorepacific Corp.*	132,772
661	AMOREPACIFIC Group*	34,595
233	BGF retail Co., Ltd.	29,427
8,650	BNK Financial Group Inc.	44,421
1,614	Celltrion Healthcare Co., Ltd.*	89,573
2,715	Celltrion Inc.*	383,747
2,195	Cheil Worldwide Inc.	35,769
218	CJ CheilJedang Corp.	44,684
488	CJ Corp.	33,099
353	CJ ENM Co., Ltd.	37,364
248	CJ Logistics Corp.*	27,669
27,694	Coway Co., Ltd.	1,598,208
950	Daelim Industrial Co., Ltd.*	57,283
1,962	Daewoo Engineering & Construction Co., Ltd.*	6,706
1,129	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	21,165
1,408	DB Insurance Co., Ltd.	51,197
1,233	Doosan Bobcat Inc.	29,524
19,800	Douzone Bizon Co., Ltd.	1,427,586
480	E-MART Inc.	42,746
1,475	Fila Holdings Corp.	47,340
1,746	GS Engineering & Construction Corp.	38,120
1,329	GS Holdings Corp.	45,982
684	GS Retail Co., Ltd.	19,963
9,106	Hana Financial Group Inc.	237,792
2,943	Hankook Tire & Technology Co., Ltd.	63,394
188	Hanmi Pharm Co., Ltd.*	41,218
5,435	Hanon Systems.	48,087
823	Hanwha Corp.	14,030
8,823	Hanwha Life Insurance Co., Ltd.	12,307
3,358	Hanwha Solutions Corp.	49,823
755	HDC Hyundai Development Co-Engineering & Construction, Class E Shares(d)	11,333
547	Helixmith Co., Ltd.*(d)	28,227
1,098	HLB Inc.*	87,944
1,026	Hotel Shilla Co., Ltd.	69,709
403	Hyundai Department Store Co., Ltd.	24,073
2,491	Hyundai Engineering & Construction Co., Ltd.	71,883
569	Hyundai Glovis Co., Ltd.	58,697
330	Hyundai Heavy Industries Holdings Co., Ltd.	75,117
1,535	Hyundai Marine & Fire Insurance Co., Ltd.	28,783
13,905	Hyundai Mobis Co., Ltd.	2,457,554
4,655	Hyundai Motor Co.	450,249
2,277	Hyundai Steel Co.	45,164
7,803	Industrial Bank of Korea	62,257

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

South Korea — 9.4% — (continued)
1,405	Kakao Corp.	$205,207
3,485	Kangwon Land Inc.*	66,514
80,830	KB Financial Group Inc.	2,625,625
103	KCC Corp.	14,439
7,881	Kia Motors Corp.	240,917
751	KMW Co., Ltd.*	30,974
9,100	Koh Young Technology Inc.*(d)	729,760
2,035	Korea Aerospace Industries Ltd.*	43,991
7,576	Korea Electric Power Corp.	135,711
714	Korea Gas Corp.	16,794
1,278	Korea Investment Holdings Co., Ltd.*	67,604
1,137	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	98,271
258	Korea Zinc Co., Ltd.*	89,588
1,192	Korean Air Lines Co., Ltd.*	22,504
21,523	KT&G Corp.	1,511,123
672	Kumho Petrochemical Co., Ltd.	33,717
1,311	LG Chem Ltd.	410,868
2,582	LG Corp.	146,162
7,331	LG Display Co., Ltd.	82,894
3,166	LG Electronics Inc.	160,217
267	LG Household & Health Care Ltd.	276,507
336	LG Innotek Co., Ltd.	37,324
3,523	LG Uplus Corp.	38,899
404	Lotte Chemical Corp.	62,975
904	Lotte Corp.	22,042
312	Lotte Shopping Co., Ltd.	25,033
152	Medy-Tox Inc.	37,651
8,685	Meritz Securities Co., Ltd.	25,107
12,449	Mirae Asset Daewoo Co., Ltd.*	66,421
4,186	NAVER Corp.	615,341
443	NCSoft Corp.	241,384
740	Netmarble Corp.*(a)(d)	55,114
3,693	NH Investment & Securities Co., Ltd.*	30,998
582	OCI Co., Ltd.*	24,398
640	Orion Corp.	50,737
19	Ottogi Corp.	7,929
6,901	Pan Ocean Co., Ltd.*	21,945
177	Pearl Abyss Corp.*	26,260
2,201	POSCO.	357,712
706	POSCO Chemical Co., Ltd.	32,582
1,129	Posco International Corp.	14,128
519	S-1 Corp.	35,527
462	Samsung Biologics Co., Ltd.*(a)	180,893
2,351	Samsung C&T Corp.	208,967
865	Samsung Card Co., Ltd.	24,398
1,548	Samsung Electro-Mechanics Co., Ltd.	166,322
323,217	Samsung Electronics Co., Ltd.	14,789,047
4,498	Samsung Engineering Co., Ltd.*	53,187
938	Samsung Fire & Marine Insurance Co., Ltd.	154,528
13,465	Samsung Heavy Industries Co., Ltd.*	66,068
2,175	Samsung Life Insurance Co., Ltd.	105,879
17,145	Samsung SDI Co., Ltd.	4,333,569
1,034	Samsung SDS Co., Ltd.	144,728
2,009	Samsung Securities Co., Ltd.	55,854
100,197	Shinhan Financial Group Co., Ltd.	2,706,858
241	Shinsegae Inc.	48,152

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

South Korea — 9.4% — (continued)
970	SK Holdings Co., Ltd.	$156,223
90,841	SK Hynix Inc.	6,631,594
1,639	SK Innovation Co., Ltd.	155,156
475	SK Telecom Co., Ltd.	84,309
1,393	S-Oil Corp.	77,945
13,570	Woori Financial Group Inc.	109,846
258	Yuhan Corp.	46,526

	Total South Korea	47,355,524

Spain — 0.5%
2,268	AmRest Holdings SE*	23,138
127,271	CIE Automotive SA	2,584,915

	Total Spain	2,608,053

Switzerland — 0.2%
19,800	Wizz Air Holdings PLC, (Restricted, cost — $385,111, acquired 7/21/16)*(a)(b)	874,930

Taiwan — 6.2%
15,000	Accton Technology Corp.	78,711
72,000	Acer Inc.	38,157
9,799	Advantech Co., Ltd.	93,530
4,000	Airtac International Group	60,615
106,498	ASE Technology Holding Co., Ltd.	248,549
60,000	Asia Cement Corp.	86,473
23,000	Asustek Computer Inc.	154,780
267,000	AU Optronics Corp.	82,094
170,000	Catcher Technology Co., Ltd.	1,291,465
232,738	Cathay Financial Holding Co., Ltd.	303,195
35,662	Chailease Holding Co., Ltd.	132,124
168,418	Chang Hwa Commercial Bank Ltd.	128,258
54,000	Cheng Shin Rubber Industry Co., Ltd.	70,143
17,130	Chicony Electronics Co., Ltd.	46,726
67,000	China Airlines Ltd.	17,740
404,000	China Development Financial Holding Corp.	120,506
63,390	China Life Insurance Co., Ltd.*	49,970
341,000	China Steel Corp.	257,025
453,900	Chroma ATE Inc.	2,073,869
111,000	Chunghwa Telecom Co., Ltd.	396,686
139,000	Compal Electronics Inc.	84,101
523,880	CTBC Financial Holding Co., Ltd.	389,895
56,000	Delta Electronics Inc.	254,892
318,394	E.Sun Financial Holding Co., Ltd.	302,333
5,100	Eclat Textile Co., Ltd.	60,092
60,812	Eva Airways Corp.	23,743
64,478	Evergreen Marine Corp. Taiwan Ltd.*	24,085
85,000	Far Eastern New Century Corp.	78,392
50,000	Far EasTone Telecommunications Co., Ltd.	108,912
9,100	Feng TAY Enterprise Co., Ltd.	50,259
303,105	First Financial Holding Co., Ltd.	235,285
97,000	Formosa Chemicals & Fibre Corp.	261,212
36,000	Formosa Petrochemical Corp.	100,880
132,000	Formosa Plastics Corp.	390,491
15,000	Formosa Taffeta Co., Ltd.	16,512
21,230	Foxconn Technology Co., Ltd.	40,780
186,000	Fubon Financial Holding Co., Ltd.	269,661
10,000	Giant Manufacturing Co., Ltd.	53,375
7,000	Globalwafers Co., Ltd.	92,047

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Taiwan — 6.2% — (continued)
19,000	Highwealth Construction Corp.	$27,947
7,938	Hiwin Technologies Corp.	77,194
1,143,660	Hon Hai Precision Industry Co., Ltd.	2,949,980
9,000	Hotai Motor Co., Ltd.	182,746
245,791	Hua Nan Financial Holdings Co., Ltd.	173,401
178,000	Innolux Corp.	45,470
79,000	Inventec Corp.	59,975
2,541	Largan Precision Co., Ltd.	362,484
61,264	Lite-On Technology Corp., ADR	87,116
44,000	MediaTek Inc.	511,111
310,000	Mega Financial Holding Co., Ltd.	329,038
22,000	Micro-Star International Co., Ltd.	65,378
154,000	Nan Ya Plastics Corp.	341,621
30,000	Nanya Technology Corp.	73,538
5,000	Nien Made Enterprise Co., Ltd.	39,234
17,000	Novatek Microelectronics Corp.	108,283
63,000	Pegatron Corp.	128,418
4,000	Phison Electronics Corp.	42,990
59,000	Pou Chen Corp.	65,332
17,000	Powertech Technology Inc.	55,255
177,660	Poya International Co., Ltd.	2,772,286
16,539	President Chain Store Corp.	161,287
76,000	Quanta Computer Inc.	153,477
13,000	Realtek Semiconductor Corp.	94,241
16,120	Ruentex Development Co., Ltd.*	21,572
4,400	Ruentex Industries Ltd.*	9,647
96,206	Shanghai Commercial & Savings Bank Ltd.	158,090
318,290	Shin Kong Financial Holding Co., Ltd.*	95,268
332,846	SinoPac Financial Holdings Co., Ltd.	141,473
5,629	Standard Foods Corp.	12,491
35,700	Synnex Technology International Corp.	43,900
62,000	TaiMed Biologics Inc.*	183,494
277,575	Taishin Financial Holding Co., Ltd.	129,154
126,156	Taiwan Business Bank	49,656
132,265	Taiwan Cement Corp.	181,890
275,527	Taiwan Cooperative Financial Holding Co., Ltd.	189,348
60,000	Taiwan High Speed Rail Corp.	67,253
48,000	Taiwan Mobile Co., Ltd.	166,395
1,084,507	Taiwan Semiconductor Manufacturing Co., Ltd.	11,180,465
57,000	Tatung Co., Ltd.*	38,798
139,000	Uni-President Enterprises Corp.	335,370
343,000	United Microelectronics Corp.	170,417
23,000	Vanguard International Semiconductor Corp.	55,301
7,000	Walsin Technology Corp.	47,805
10,000	Win Semiconductors Corp.	88,330
84,000	Winbond Electronics Corp.	43,369
73,361	Wistron Corp.	64,488
2,000	Wiwynn Corp.	46,510
48,760	WPG Holdings Ltd.	62,060
8,188	Yageo Corp.	107,562
299,000	Yuanta Financial Holding Co., Ltd.	187,965
14,000	Zhen Ding Technology Holding Ltd.	51,781

	Total Taiwan	31,405,217

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Thailand — 2.0%
33,400	Advanced Info Service PCL, NVDR	$215,272
128,800	Airports of Thailand PCL, NVDR	243,920
20,800	B Grimm Power PCL, NVDR	30,341
16,300	Bangkok Bank PCL, Class Registered Shares	68,751
274,900	Bangkok Dusit Medical Services PCL, NVDR	193,772
215,400	Bangkok Expressway & Metro PCL, NVDR	63,266
132,800	Banpu PCL, NVDR	29,946
34,400	Berli Jucker PCL, NVDR	39,889
220,700	BTS Group Holdings PCL, NVDR	76,399
10,500	Bumrungrad Hospital PCL, NVDR	42,844
67,000	Central Pattana PCL, NVDR	112,846
23,116	Central Retail Corp. PCL, NVDR*	23,109
112,900	Charoen Pokphand Foods PCL, NVDR	95,879
693,900	CP ALL PCL, NVDR	1,449,093
9,700	Electricity Generating PCL, NVDR	84,613
52,500	Energy Absolute PCL, NVDR	66,284
27,200	Global Power Synergy PCL, NVDR	55,032
17,300	Gulf Energy Development PCL, NVDR	92,119
187,100	Home Product Center PCL, NVDR	76,068
47,600	Indorama Ventures PCL, NVDR	39,370
64,400	Intouch Holdings PCL, NVDR	112,079
206,100	IRPC PCL, NVDR	14,728
287,600	Kasikornbank PCL	1,091,875
13,000	Kasikornbank PCL, NVDR	49,159
110,000	Krung Thai Bank PCL, NVDR	49,238
226,700	Land and Houses PCL, NVDR	60,114
87,700	Minor International PCL, NVDR	78,356
19,800	Muangthai Capital PCL, NVDR	35,862
22,800	Osotspa PCL, NVDR	30,602
41,400	PTT Exploration & Production PCL, NVDR	140,395
66,200	PTT Global Chemical PCL, NVDR	86,777
329,800	PTT PCL, NVDR	408,426
21,400	Ratch Group PCL, NVDR	40,057
93,300	Siam Cement PCL, Class Registered Shares	917,899
23,200	Siam Cement PCL, NVDR	228,458
20,000	Siam Commercial Bank PCL, NVDR	55,416
165,000	Srisawad Corp. PCL	352,150
988,174	Srisawad Corp. PCL, NVDR	2,133,614
1,083,000	Thai Beverage PCL	611,211
24,300	Thai Oil PCL, NVDR	33,414
92,400	Thai Union Group PCL, NVDR	44,608
1,064,476	TMB Bank PCL, NVDR	37,407
20,200	Total Access Communication PCL, NVDR	23,422
336,600	True Corp. PCL, NVDR(d)	35,495

	Total Thailand	9,769,575

Turkey — 2.0%
92,671	Akbank T.A.S.*	101,684
5,229	Anadolu Efes Biracilik Ve Malt Sanayii AS	18,479
5,951	Arcelik AS*	17,880
8,922	Aselsan Elektronik Sanayi Ve Ticaret AS	39,686
221,491	AvivaSA Emeklilik ve Hayat AS	518,886
11,261	BIM Birlesik Magazalar AS	86,990
41,908	Eregli Demir ve Celik Fabrikalari TAS	57,255
1,793	Ford Otomotiv Sanayi AS	22,569
27,526	Haci Ömer Sabanci Holding AS	37,850

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value

Turkey — 2.0% — (continued)
638,617	KOC Holding AS	$1,804,543
792,066	MLP Saglik Hizmetleri AS, (Restricted, cost — $2,280,100, acquired 2/7/18), Class B Shares*(a)(b)	1,901,109
882,254	Sok Marketler Ticaret AS*	1,207,847
4,165	TAV Havalimanlari Holding AS	13,926
428,100	Tofas Turk Otomobil Fabrikasi AS	1,839,143
121,820	Tüpras Türkiye Petrol Rafinerileri AS	1,992,226
14,117	Turk Hava Yollari AO*	27,748
36,721	Turkcell Iletisim Hizmetleri AS	82,019
68,320	Türkiye Garanti Bankasi AS*	107,928
46,584	Turkiye Is Bankasi AS, Class C Shares*	43,121

	Total Turkey	9,920,889

United Arab Emirates — 0.4%
80,337	Abu Dhabi Commercial Bank PJSC	152,830
113,653	Aldar Properties PJSC	64,748
5,248	DP World PLC	82,937
52,710	Dubai Islamic Bank PJSC	77,332
67,240	Emaar Malls PJSC	29,132
95,193	Emaar Properties PJSC	89,824
50,462	Emirates Telecommunications Group Co. PJSC	216,581
82,601	First Abu Dhabi Bank PJSC	319,469
102,450	NMC Health PLC(e)	883,943

	Total United Arab Emirates	1,916,796

United Kingdom — 0.7%
64,788	Mondi PLC	1,311,033
36,469	Unilever NV	1,941,073

	Total United Kingdom	3,252,106

United States — 0.4%
109,600	Laureate Education Inc., Class A Shares*	2,049,520
25,000	Nexteer Automotive Group Ltd.	18,560

	Total United States	2,068,080

Uruguay — 0.1%
180,860	Biotoscana Investments SA BDR*	396,166

	TOTAL COMMON STOCKS (Cost — $410,196,739)	483,309,686

PREFERRED STOCKS — 1.4%

Brazil — 1.1%
113,914	Banco Bradesco SA, Class Preferred Shares	777,343
4,801	Braskem SA, Class Preferred A Shares	28,856
7,736	Centrais Eletricas Brasileiras SA, Class Preferred B Shares	61,989
4,986	Cia Brasileira de Distribuicao, Class Preferred Shares	80,363
28,731	Cia Energetica de Minas Gerais, Class Preferred Shares	89,649
31,169	Gerdau SA, Class Preferred Shares	117,948
403,238	Itaú Unibanco Holding SA, Class Preferred Shares	2,884,166
130,984	Itausa — Investimentos Itau SA, Class Preferred Shares	351,617
17,538	Lojas Americanas SA, Class Preferred Shares	104,273
121,562	Petroleo Brasileiro SA, Class Preferred Shares	688,515
13,071	Telefonica Brasil SA, Class Preferred Shares	155,954

	Total Brazil	5,340,673

Chile — 0.0%
10,869	Embotelladora Andina SA, Class Preferred B Shares	26,245
3,692	Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	96,849

	Total Chile	123,094

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value

Colombia — 0.1%
13,625		Bancolombia SA, Class Preferred Shares	$162,557
137,550		Grupo Aval Acciones y Valores SA, Class Preferred Shares	56,549

		Total Colombia	219,106

Russia — 0.0%
134,070		Surgutneftegas PJSC, Class Preferred Shares	104,408
13		Transneft PJSC, Class Preferred Shares	29,504

		Total Russia	133,912

South Korea — 0.2%
108		Amorepacific Corp., Class Preferred Shares*	6,690
1,024		Hyundai Motor Co., Class Preferred 2nd Shares	64,375
565		Hyundai Motor Co., Class Preferred Shares	31,426
157		LG Chem Ltd., Class Preferred Shares	24,686
55		LG Household & Health Care Ltd., Class Preferred Shares	33,960
24,763		Samsung Electronics Co., Ltd., Class Preferred Shares	950,867

		Total South Korea	1,112,004

		TOTAL PREFERRED STOCKS (Cost — $6,141,197)	6,928,789

RIGHTS — 0.0%

China — 0.0%
1,176		Legend Holdings Corp.*(e)	2,022

South Korea — 0.0%
377		HDC Hyundai Development Co.-Engineering & Construction, Class E Shares*(e)(f)	—

		TOTAL RIGHTS (Cost — $0)	2,022

WARRANT — 0.0%

Thailand — 0.0%
22,070		BTS Group Holdings PCL, expires 2/16/21*(e)	—
		(Cost — $0)	—

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $416,337,936)	490,240,497

Face Amount†

SHORT-TERM INVESTMENTS (g) — 2.6%

MONEY MARKET FUND — 0.2%
$1,337,661		Invesco STIT — Government & Agency Portfolio, 1.471%, Institutional Class(h) (Cost — $1,337,661)	1,337,661

TIME DEPOSITS — 2.4%
6,125,149		Banco Santander SA — Frankfurt, 0.950% due 3/2/20	6,125,149
		BBH — Grand Cayman:
9,517	EUR	(0.680)% due 3/2/20	10,505
10	GBP	0.330% due 3/2/20	13
14,319	SGD	0.500% due 3/2/20	10,281
723	HKD	0.630% due 3/2/20	93
21,465		0.950% due 3/2/20	21,465
24,750	ZAR	6.250% due 3/2/20	1,586
529,166	HKD	BNP Paribas — Paris, 0.630% due 3/2/20	67,885
3,595,307		Deutsche Bank AG — Grand Cayman, 0.950% due 3/2/20	3,595,307

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Face Amount†	Security	Value

TIME DEPOSITS — 2.4% — (continued)
$2,122,517	Sumitomo Mitsui Banking Corp. — Tokyo, 0.950% due 3/2/20	$2,122,517

	TOTAL TIME DEPOSITS (Cost — $11,954,801)	11,954,801

	TOTAL SHORT-TERM INVESTMENTS (Cost — $13,292,462)	13,292,462

	TOTAL INVESTMENTS — 100.1% (Cost — $429,630,398)	503,532,959

	Liabilities in Excess of Other Assets — (0.1)%	(281,094)

	TOTAL NET ASSETS — 100.0%	$503,251,865

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 29, 2020, amounts to approximately $22,857,794 and represents 4.5% of net assets.

(b)	The aggregate value of restricted securities (excluding 144A holdings) at February 29, 2020, amounts to approximately $21,500,310 and represents 4.3% of net assets.
(c)	Security trades on the Hong Kong exchange.
(d)	All or a portion of this security is on loan (See Note 1).
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Illiquid security.
(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.4%.
(h)	Represents investments of collateral received from securities lending transactions.

At February 29, 2020, for Emerging Markets Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Emerging Markets Equity Fund	$429,630,398	$132,716,117	$(58,913,135)	$73,802,982

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
BDR	— Brazilian Depositary Receipts
GDR	— Global Depositary Receipt
NVDR	— Non Voting Depository Receipt
PCL	— Public Company Limited
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Summary of Investments by Security Sector^
Financials
Banks	18.5%
Insurance	5.2
Consumer Finance	1.7
Other	1.1
Consumer Discretionary	16.6
Information Technology	14.0
Communication Services	11.2
Industrials	7.0
Energy	5.5
Consumer Staples	5.0
Materials	4.6
Health Care	3.9
Real Estate	2.2
Utilities	1.1
Short-Term Investments	2.4

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 29, 2020, Emerging Markets Equity Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI Emerging Markets E-mini Index March Futures	18	3/20	$1,007,499	$907,920	$(99,579)

At February 29, 2020, Emerging Markets Equity Fund had deposited cash of $97,994 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
SGD	— Singapore Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value

MORTGAGE-BACKED SECURITIES — 31.2%

FHLMC — 8.6%
	Federal Home Loan Mortgage Corp. (FHLMC):
$2,006,283	5.000% due 6/1/21 — 1/1/49	$2,196,345
3,948,128	4.500% due 4/1/29 — 2/1/50	4,230,522
487,260	5.500% due 1/1/30 — 2/1/40	552,194
33,760,337	3.000% due 3/1/31 — 2/1/50	35,122,325
2,977,593	2.500% due 9/1/31 — 2/1/50	3,069,900
39,941,415	3.500% due 11/1/33 — 3/1/50	42,356,143
43,942	6.000% due 5/1/38 — 6/1/39	50,876
12,812	7.000% due 3/1/39	15,024
132,672	6.500% due 9/1/39	154,094
16,898,865	4.000% due 9/1/40 — 2/1/50	18,183,868

	TOTAL FHLMC	105,931,291

FNMA — 18.2%
	Federal National Mortgage Association (FNMA):
163,665	6.000% due 9/1/21 — 10/1/35	181,756
2,922,315	5.000% due 6/1/22 — 8/1/49	3,212,605
1,352,620	5.500% due 3/1/23 — 9/1/56	1,524,291
10,565,295	4.500% due 3/1/24 — 9/1/57	11,492,635
25,885,783	4.000% due 4/1/24 — 6/1/57	27,675,791
41,183,693	3.500% due 11/1/25 — 3/1/57	43,574,173
16,292,093	2.500% due 11/1/27 — 11/1/49	16,750,079
51,224,664	3.000% due 12/1/27 — 3/1/50	53,317,410
1,280,930	3.640% due 3/1/28 — 11/1/28	1,441,153
525,000	3.010% due 4/1/28	575,222
545,000	3.050% due 4/1/28	598,736
815,000	3.480% due 8/1/28	923,376
1,735,000	3.740% due 2/1/29	2,010,780
100,000	3.300% due 4/1/29	112,757
79,262	3.160% due 5/1/29	88,244
98,833	3.190% due 5/1/29	110,090
150,000	3.240% due 5/1/29	168,611
60,000	3.260% due 5/1/29	67,412
30,000	3.350% due 5/1/29	33,919
100,000	2.740% due 8/1/29	108,715
400,000	2.790% due 8/1/29	437,680
30,000	2.520% due 10/1/29	32,056
775,009	4.240% due 12/1/29	913,382
100,000	3.310% due 5/1/31	112,737
400,000	2.765% due 8/1/31	436,176
200,000	2.770% due 8/1/31	218,185
100,000	2.800% due 8/1/31	109,405
200,000	2.810% due 8/1/31	219,099
200,000	2.850% due 8/1/31	219,807
200,000	2.860% due 8/1/31	219,558
100,000	2.870% due 8/1/31	110,117
200,000	2.915% due 8/1/31	219,375
300,000	2.930% due 8/1/31	330,258
100,000	2.670% due 9/1/31	108,230
1,150,000	3.280% due 3/1/33	1,335,467
1,357,503	3.990% due 11/1/33	1,645,427
122,546	4.550% (1-Year USD-LIBOR + 1.550%) due 3/1/34(a)	127,339
18,000,000	2.500% due 1/1/35 — 3/1/50(b)	18,474,739
341,089	3.360% due 7/1/35	389,969

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

FNMA — 18.2% — (continued)
$29,605		4.041% (1-Year Treasury Average Rate + 1.872%) due 10/1/35(a)	$30,641
25,483		4.024% (1-Year Treasury Average Rate + 1.867%) due 11/1/35(a)	26,370
10,583		4.104% (1-Year Treasury Average Rate + 1.950%) due 11/1/35(a)	10,985
25,204		7.000% due 4/1/37	28,714
44,573		4.140% (1-Year USD-LIBOR + 1.265%) due 5/1/37(a)	46,746
213,819		6.500% due 9/1/37 — 5/1/40	247,580
7,600,000		3.500% due 3/1/50(b)	7,893,836
300,000		4.000% due 3/1/50(b)	316,066
6,200,000		4.500% due 3/1/50 — 4/1/50(b)	6,618,348
18,050,000		3.000% due 4/1/50(b)	18,570,965
200,000		5.000% due 4/1/50(b)	216,393

		TOTAL FNMA	223,633,405

GNMA — 4.4%
		Government National Mortgage Association (GNMA):
39,720		6.000% due 12/15/33 — 6/15/37	44,806
392,224		5.000% due 10/15/34 — 9/15/40	430,507
36,782		5.500% due 5/15/37 — 6/15/38	41,747
64,575		6.500% due 1/15/38 — 10/15/38	78,793
111,839		4.500% due 3/15/41	123,606
587,064		4.000% due 6/15/41 — 11/15/45	650,112
313,355		3.000% due 9/15/42 — 10/15/42	325,548
157,374		3.500% due 6/15/48	166,740
		Government National Mortgage Association II (GNMA):
192		9.000% due 11/20/21	194
89,241		6.000% due 7/20/37 — 11/20/40	102,524
6,436,863		4.500% due 1/20/40 — 3/20/49	6,859,977
1,660,324		5.000% due 7/20/40 — 1/20/49	1,791,529
10,731,158		4.000% due 11/20/40 — 2/20/50	11,379,831
9,352,828		3.000% due 1/20/43 — 1/20/50	9,715,063
19,117,173		3.500% due 6/20/43 — 2/20/50	20,032,827
397,562		2.500% due 9/20/49 — 1/20/50	404,018
100,000		2.500% due 3/20/50(b)	102,678
2,625,000		3.000% due 4/20/50(b)	2,710,088

		TOTAL GNMA	54,960,588

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $369,505,714)	384,525,284

CORPORATE BONDS & NOTES — 27.1%

Advertising — 0.0%
		Interpublic Group of Cos., Inc. (The), Senior Unsecured Notes:
40,000	BBB	3.500% due 10/1/20	40,371
25,000	BBB	3.750% due 10/1/21	25,764

		Total Advertising	66,135

Aerospace/Defense — 0.7%
		BAE Systems Holdings Inc., Company Guaranteed Notes:
105,000	BBB	2.850% due 12/15/20(c)	105,702
205,000	BBB	3.800% due 10/7/24(c)	223,737
600,000	BBB	3.850% due 12/15/25(c)	660,295
		Boeing Co. (The), Senior Unsecured Notes:
50,000	A-	3.100% due 5/1/26	53,048
70,000	A-	2.700% due 2/1/27	72,020
60,000	A-	2.800% due 3/1/27	62,003
260,000	A-	3.200% due 3/1/29	278,403

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Aerospace/Defense — 0.7% — (continued)
$360,000	A-	3.250% due 2/1/35	$384,082
100,000	A-	3.750% due 2/1/50	111,006
20,000	A-	3.825% due 3/1/59	21,665
350,000	A+	General Dynamics Corp., Company Guaranteed Notes, 3.750% due 5/15/28	397,733
		L3 Technologies Inc., Company Guaranteed Notes:
350,000	BBB	3.850% due 6/15/23	371,833
35,000	BBB	3.950% due 5/28/24	36,699
320,000	BBB	3.850% due 12/15/26	339,875
		L3Harris Technologies Inc., Senior Unsecured Notes:
595,000	BBB	3.850% due 12/15/26(c)	658,137
915,000	BBB	4.400% due 6/15/28	1,062,586
60,000	BBB	5.054% due 4/27/45	78,685
		Lockheed Martin Corp., Senior Unsecured Notes:
30,000	A-	3.100% due 1/15/23	31,394
135,000	A-	2.900% due 3/1/25	144,138
170,000	A-	3.550% due 1/15/26	188,579
125,000	A-	3.600% due 3/1/35	146,059
40,000	A-	4.500% due 5/15/36	50,775
35,000	A-	4.070% due 12/15/42	43,272
80,000	A-	3.800% due 3/1/45	95,270
1,000	A-	4.090% due 9/15/52	1,287
		Northrop Grumman Corp., Senior Unsecured Notes:
80,000	BBB	2.080% due 10/15/20	80,160
981,000	BBB	2.930% due 1/15/25	1,040,355
417,000	BBB	3.250% due 1/15/28	450,294
60,000	BBB	4.030% due 10/15/47	71,961
		Raytheon Co., Senior Unsecured Notes:
40,000	A+	7.200% due 8/15/27	53,996
24,000	A+	7.000% due 11/1/28	33,263
55,000	A+	4.200% due 12/15/44	71,325
		Rockwell Collins Inc., Senior Unsecured Notes:
40,000	BBB+	3.100% due 11/15/21	41,074
20,000	BBB+	2.800% due 3/15/22	20,572
		United Technologies Corp., Senior Unsecured Notes:
120,000	BBB+	3.950% due 8/16/25	134,369
140,000	BBB+	4.125% due 11/16/28	164,142
190,000	BBB+	4.500% due 6/1/42	244,124
35,000	BBB+	3.750% due 11/1/46	40,310

		Total Aerospace/Defense	8,064,228

Agriculture — 0.6%
		Altria Group Inc., Company Guaranteed Notes:
130,000	BBB	4.750% due 5/5/21	134,802
60,000	BBB	3.490% due 2/14/22	62,098
70,000	BBB	3.800% due 2/14/24	75,221
250,000	BBB	4.400% due 2/14/26	279,928
585,000	BBB	4.800% due 2/14/29	669,012
501,000	BBB	5.800% due 2/14/39	615,308
730,000	BBB	5.950% due 2/14/49	929,337
145,000	BBB	6.200% due 2/14/59	190,024
		BAT Capital Corp., Company Guaranteed Notes:
15,000	BBB+	3.215% due 9/6/26	15,667
784,000	BBB+	3.557% due 8/15/27	823,031
1,145,000	BBB+	4.540% due 8/15/47	1,193,901
		Philip Morris International Inc., Senior Unsecured Notes:
190,000	A	2.900% due 11/15/21	194,356

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Agriculture — 0.6% — (continued)
$110,000	A	2.500% due 11/2/22	$113,340
60,000	A	4.500% due 3/20/42	70,654
		Reynolds American Inc., Company Guaranteed Notes:
61,000	BBB+	3.250% due 6/12/20	61,229
50,000	BBB+	4.000% due 6/12/22	52,660
80,000	BBB+	4.450% due 6/12/25	88,222
915,000	BBB+	5.850% due 8/15/45	1,095,416
105,000	BBB+	RJ Reynolds Tobacco Co., Company Guaranteed Notes, 6.875% due 5/1/20	105,849

		Total Agriculture	6,770,055

Airlines — 0.2%
51,699	Aa2(d)	Air Canada Class AA Pass-Through Trust, Pass-Thru Certificates, 3.300% due 1/15/30(c)	56,180
26,933	BBB+	Air Canada Class B Pass-Through Trust, Pass-Thru Certificates, 5.000% due 12/15/23(c)	28,503
188,726	A-	American Airlines Class A Pass-Through Trust, Series 2013-2, Pass-Thru Certificates, 4.950% due 1/15/23	198,672
42,546	AA	American Airlines Class AA Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 3.600% due 9/22/27	46,467
47,852	AA+	American Airlines Class AA Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 3.200% due 6/15/28	51,631
101,136	AA+	American Airlines Class AA Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.000% due 10/15/28	107,845
40,920	Aa3(d)	American Airlines Class AA Pass-Through Trust, Series 2017-1, Pass-Thru Certificates, 3.650% due 2/15/29	45,205
158,873	BBB	American Airlines Class B Pass-Through Trust, Series 2013-1, Pass-Thru Certificates, 5.625% due 1/15/21(c)	162,632
1,115	BBB	American Airlines Class B Pass-Through Trust, Series 2014-1, Pass-Thru Certificates, 4.375% due 10/1/22	1,160
14,946	BBB	American Airlines Class B Pass-Through Trust, Series 2015-1, Pass-Thru Certificates, 3.700% due 5/1/23	15,487
130,417	BBB-	American Airlines Class B Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 4.400% due 9/22/23	138,084
91,472	BBB-	American Airlines Class B Pass-Through Trust, Series 2016-1, Pass-Thru Certificates, 5.250% due 1/15/24	99,540
73,000	BBB	American Airlines Class B Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 4.375% due 6/15/24(c)	76,303
823	BBB	American Airlines Class B Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.750% due 10/15/25	857
57,115	Baa3(d)	American Airlines Class B Pass-Through Trust, Series 2017-1, Pass-Thru Certificates, 4.950% due 2/15/25	61,433
25,450	Baa3(d)	American Airlines Class B Pass-Through Trust, Series 2017-2, Pass-Thru Certificates, 3.700% due 10/15/25	26,344
286,000	A-	British Airways 2019-1 Class A Pass-Through Trust, Pass-Thru Certificates, 3.350% due 6/15/29(c)	305,081
18,844	A+	Continental Airlines Inc. Class A-1 Pass-Through Trust, Series 1999-2, Pass-Thru Certificates, 7.256% due 3/15/20	18,867
341	BBB	Continental Airlines Inc. Class B Pass-Through Trust, Series 2012-1, Pass-Thru Certificates, 6.250% due 4/11/20	343
		Delta Air Lines Inc., Senior Unsecured Notes:
54,000	BB+	3.625% due 3/15/22	55,669
180,000	BB+	2.900% due 10/28/24	183,217
240,625	BBB-	Northwest Airlines Inc. Class A-1 Pass-Through Trust, Series 2001-1, Pass-Thru Certificates, 7.041% due 4/1/22	259,915
45,000	BBB+	Southwest Airlines Co., Senior Unsecured Notes, 2.750% due 11/16/22	46,350
		United Airlines Class AA Pass-Through Trust, Pass-Thru Certificates:
34,892	AA+	3.450% due 12/1/27	37,948
4,340	Aa3(d)	3.100% due 7/7/28	4,670

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Airlines — 0.2% — (continued)
$47,397	Aa3(d)	2.875% due 10/7/28	$50,166
19,156	Aa3(d)	3.500% due 3/1/30	20,897
57,774	Aa3(d)	4.150% due 8/25/31	65,549
85,000	Aa3(d)	2.700% due 5/1/32	91,266
		United Airlines Class B Pass-Through Trust, Pass-Thru Certificates:
2,949	BBB	4.750% due 4/11/22	3,069
8,773	BBB	4.625% due 9/3/22	9,165
4,972	Baa2(d)	3.650% due 10/7/25	5,193
15,745	Baa2(d)	3.650% due 1/7/26	16,510
96,000	Baa2(d)	3.500% due 5/1/28	99,678
3,371	BBB-	US Airways Class B Pass-Through Trust, Series 2012-2, Pass-Thru Certificates, 6.750% due 6/3/21	3,540
11,490	BBB-	US Airways Class B Pass-Through Trust, Series 2013-1, Pass-Thru Certificates, 5.375% due 11/15/21	12,060
130,565	A+	US Airways Class G Pass-Through Trust, Series 2001-1, Pass-Thru Certificates, 7.076% due 3/20/21	135,595

		Total Airlines	2,541,091

Apparel — 0.0%
		Hanesbrands Inc., Company Guaranteed Notes:
10,000	BB-	4.625% due 5/15/24(c)	10,471
70,000	BB-	4.875% due 5/15/26(c)	73,454

		Total Apparel	83,925

Auto Manufacturers — 1.1%
65,000	A	American Honda Finance Corp., Senior Unsecured Notes, 2.900% due 2/16/24	68,354
20,000	A+	BMW US Capital LLC, Company Guaranteed Notes, 2.800% due 4/11/26(c)	21,091
		Daimler Finance North America LLC, Company Guaranteed Notes:
150,000	A-	2.700% due 8/3/20(c)	150,599
385,000	A-	2.000% due 7/6/21(c)	386,745
600,000	A-	2.200% due 10/30/21(c)	604,711
40,000	BBB-	Ford Motor Co., Senior Unsecured Notes, 4.750% due 1/15/43	34,470
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
290,000	BBB-	2.425% due 6/12/20	290,257
420,000	BBB-	2.343% due 11/2/20	421,114
430,000	BBB-	5.085% due 1/7/21	441,218
400,000	BBB-	3.200% due 1/15/21	402,690
155,000	BBB-	5.750% due 2/1/21	159,509
50,000	BBB-	3.336% due 3/18/21	50,440
1,515,000	BBB-	2.710% (3-Month USD-LIBOR + 0.810%) due 4/5/21(a)	1,506,399
235,000	BBB-	5.875% due 8/2/21	245,552
440,000	BBB-	2.728% (3-Month USD-LIBOR + 0.880%) due 10/12/21(a)	435,248
235,000	BBB-	3.813% due 10/12/21	239,855
295,000	BBB-	3.339% due 3/28/22	298,108
1,250,000	BBB-	2.843% (3-Month USD-LIBOR + 1.080%) due 8/3/22(a)	1,217,668
200,000	BBB-	3.087% due 1/9/23	200,670
500,000	BBB-	4.389% due 1/8/26	501,130
		General Motors Co., Senior Unsecured Notes:
250,000	BBB	6.250% due 10/2/43	281,817
455,000	BBB	5.200% due 4/1/45	454,875
		General Motors Financial Co., Inc.:
		Company Guaranteed Notes:
295,000	BBB	3.200% due 7/13/20	295,994
230,000	BBB	2.450% due 11/6/20	230,917
25,000	BBB	3.550% due 4/9/21	25,409
760,000	BBB	3.200% due 7/6/21	769,170

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Auto Manufacturers — 1.1% — (continued)
$405,000	BBB	4.375% due 9/25/21	$418,801
110,000	BBB	3.450% due 4/10/22	112,830
130,000	BBB	3.700% due 5/9/23	135,098
63,000	BBB	5.250% due 3/1/26	69,801
269,000	BBB	4.350% due 1/17/27	289,256
630,000	BBB	Senior Unsecured Notes, 4.200% due 11/6/21	651,732
		Hyundai Capital America:
412,000	BBB+	Company Guaranteed Notes, 2.375% due 2/10/23(c)	416,995
		Senior Unsecured Notes:
20,000	BBB+	2.550% due 4/3/20(c)	20,014
218,000	BBB+	3.000% due 10/30/20(c)	219,873
10,000	BBB+	3.750% due 7/8/21(c)	10,255
250,000	BBB+	3.950% due 2/1/22(c)	260,225
		Hyundai Capital Services Inc., Senior Unsecured Notes:
200,000	BBB+	3.000% due 8/29/22(c)	206,191
200,000	BBB+	3.750% due 3/5/23(c)	211,277
20,000	BBB+	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 3.650% due 9/21/21(c)	20,593
160,000	AA-	Toyota Motor Corp., Senior Unsecured Notes, 2.358% due 7/2/24	165,966
30,000	AA-	Toyota Motor Credit Corp., Senior Unsecured Notes, 3.450% due 9/20/23	32,197
		Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
220,000	BBB+	2.400% due 5/22/20(c)	220,431
200,000	BBB+	4.000% due 11/12/21(c)	208,304
130,000	BBB+	Volkswagen International Finance NV, Company Guaranteed Notes, 4.000% due 8/12/20(c)	131,256

		Total Auto Manufacturers	13,535,105

Auto Parts & Equipment — 0.0%
		Aptiv PLC, Company Guaranteed Notes:
6,000	BBB	4.400% due 10/1/46	6,585
15,000	BBB	5.400% due 3/15/49	18,170
15,000	BBB-	Lear Corp., Senior Unsecured Notes, 5.250% due 5/15/49	15,772

		Total Auto Parts & Equipment	40,527

Banks — 6.8%
		Banco Santander SA, Senior Unsecured Notes:
200,000	A-	3.848% due 4/12/23	211,853
400,000	A	2.706% due 6/27/24	415,154
600,000	A-	4.379% due 4/12/28	679,017
200,000	A	3.306% due 6/27/29	215,712
		Bank of America Corp.:
		Senior Unsecured Notes:
950,000	A-	2.369% (3-Month USD-LIBOR + 0.660%) due 7/21/21(a)	953,009
750,000	A-	3.499% (3-Month USD-LIBOR + 0.630%) due 5/17/22(a)	767,206
1,240,000	A-	3.124% (3-Month USD-LIBOR + 1.160%) due 1/20/23(a)	1,273,118
30,000	A-	2.816% (3-Month USD-LIBOR + 0.930%) due 7/21/23(a)	30,842
1,111,000	A-	3.004% (3-Month USD-LIBOR + 0.790%) due 12/20/23(a)	1,151,766
490,000	A-	4.125% due 1/22/24	531,043
955,000	A-	3.550% (3-Month USD-LIBOR + 0.780%) due 3/5/24(a)	1,005,476
515,000	A-	4.000% due 4/1/24	560,936
610,000	A-	3.458% (3-Month USD-LIBOR + 0.970%) due 3/15/25(a)	649,630
100,000	A-	2.456% (3-Month USD-LIBOR + 0.870%) due 10/22/25(a)	102,590
398,000	A-	2.015% (3-Month USD-LIBOR + 0.640%) due 2/13/26(a)	401,014
210,000	A-	3.500% due 4/19/26	229,617
465,000	A-	3.559% (3-Month USD-LIBOR + 1.060%) due 4/23/27(a)	505,040
620,000	A-	3.824% (3-Month USD-LIBOR + 1.575%) due 1/20/28(a)	683,983
260,000	A-	3.705% (3-Month USD-LIBOR + 1.512%) due 4/24/28(a)	284,117
155,000	A-	3.593% (3-Month USD-LIBOR + 1.370%) due 7/21/28(a)	169,447

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 6.8% — (continued)
$514,000	A-	3.419% (3-Month USD-LIBOR + 1.040%) due 12/20/28(a)	$555,906
350,000	A-	3.970% (3-Month USD-LIBOR + 1.070%) due 3/5/29(a)	392,387
500,000	A-	3.974% (3-Month USD-LIBOR + 1.210%) due 2/7/30(a)	567,972
310,000	A-	3.194% (3-Month USD-LIBOR + 1.180%) due 7/23/30(a)	333,341
60,000	A-	2.496% (3-Month USD-LIBOR + 0.990%) due 2/13/31(a)	60,921
60,000	A-	4.244% (3-Month USD-LIBOR + 1.814%) due 4/24/38(a)	70,962
240,000	A-	5.000% due 1/21/44	325,635
710,000	A-	4.330% (3-Month USD-LIBOR + 1.520%) due 3/15/50(a)	907,780
		Subordinated Notes:
891,000	BBB+	4.200% due 8/26/24	974,787
1,295,000	BBB+	4.000% due 1/22/25	1,413,652
194,000	BBB+	4.450% due 3/3/26	218,997
50,000	BBB+	Bank of Montreal, Subordinated Notes, 3.803% (5-Year USD Swap Rate + 1.432%) due 12/15/32(a)	53,931
		Bank of New York Mellon Corp. (The):
		Senior Unsecured Notes:
500,000	A	2.661% (3-Month USD-LIBOR + 0.634%) due 5/16/23(a)	512,086
195,000	A	3.400% due 5/15/24	209,191
72,000	A	3.442% (3-Month USD-LIBOR + 1.069%) due 2/7/28(a)	79,165
20,000	A-	Subordinated Notes, 3.300% due 8/23/29	21,907
100,000	BBB-	Barclays Bank PLC, Subordinated Notes, 5.140% due 10/14/20	102,151
		Barclays PLC, Senior Unsecured Notes:
400,000	BBB	3.250% due 1/12/21	403,954
245,000	BBB	4.338% (3-Month USD-LIBOR + 1.356%) due 5/16/24(a)	261,014
260,000	BBB	4.375% due 1/12/26	287,509
620,000	BBB	4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(a)	717,166
		BNP Paribas SA:
		Senior Unsecured Notes:
380,000	A-	3.500% due 3/1/23(c)	400,169
270,000	A-	3.375% due 1/9/25(c)	287,319
1,180,000	A-	4.705% (3-Month USD-LIBOR + 2.235%) due 1/10/25(a)(c)	1,297,759
750,000	A-	4.400% due 8/14/28(c)	855,382
330,000	A-	5.198% (3-Month USD-LIBOR + 2.567%) due 1/10/30(a)(c)	397,684
200,000	BBB+	Subordinated Notes, 4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(a)(c)	221,342
362,000	A+	BPCE SA, Senior Unsecured Notes, 2.700% due 10/1/29(c)	376,788
280,000	BBB+	Capital One NA, Senior Unsecured Notes, 2.250% due 9/13/21	282,717
		CIT Group Inc., Senior Unsecured Notes:
90,000	BB+	4.750% due 2/16/24	95,737
40,000	BB+	5.250% due 3/7/25	43,983
		Citigroup Inc.:
500,000	BB+	Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(a)(e)	539,097
		Senior Unsecured Notes:
100,000	BBB+	3.980% (3-Month USD-LIBOR + 1.338%) due 3/20/30(a)	113,300
314,000	BBB+	8.125% due 7/15/39	544,163
196,000	BBB+	4.650% due 7/30/45	256,440
100,000	BBB+	4.650% due 7/23/48	132,908
		Subordinated Notes:
890,000	BBB	4.400% due 6/10/25	992,744
250,000	BBB	5.500% due 9/13/25	293,390
890,000	BBB	4.300% due 11/20/26	987,755
210,000	BBB	4.450% due 9/29/27	237,340
30,000	BBB	6.625% due 6/15/32	42,084
100,000	BBB	6.675% due 9/13/43	154,710
286,000	BBB	5.300% due 5/6/44	379,867
30,000	BBB	4.750% due 5/18/46	37,710

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 6.8% — (continued)
$15,000	BBB+	Citizens Financial Group Inc., Senior Unsecured Notes, 2.375% due 7/28/21	$15,154
		Commonwealth Bank of Australia, Senior Unsecured Notes:
55,000	AA-	3.450% due 3/16/23(c)	58,367
58,000	AA-	3.900% due 7/12/47(c)	69,079
		Cooperatieve Rabobank UA:
		Company Guaranteed Notes:
310,000	BBB+	4.625% due 12/1/23	337,213
990,000	BBB+	4.375% due 8/4/25	1,098,181
		Senior Unsecured Notes:
510,000	A+	2.500% due 1/19/21	515,147
270,000	A+	3.125% due 4/26/21	275,748
250,000	BBB+	Credit Suisse Group AG, Senior Unsecured Notes, 3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(a)(c)	272,072
		Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes:
250,000	BBB+	3.125% due 12/10/20	252,582
250,000	BBB+	3.800% due 9/15/22	263,414
320,000	BBB+	4.550% due 4/17/26	361,294
		Danske Bank AS, Senior Unsecured Notes:
440,000	BBB+	5.000% due 1/12/22(c)	466,164
200,000	BBB+	3.001% (3-Month USD-LIBOR + 1.249%) due 9/20/22(a)(c)	202,876
1,200,000	BBB+	5.375% due 1/12/24(c)	1,346,367
38,000	BBB-	Deutsche Bank AG, Senior Unsecured Notes, 4.100% due 1/13/26	40,353
250,000	BBB	Discover Bank, Senior Unsecured Notes, 2.700% due 2/6/30	253,061
21,000	BB	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000% (3-Month USD-LIBOR + 0.768%)(a)(e)	18,412
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
810,000	BBB+	6.000% due 6/15/20	819,899
190,000	BBB+	2.750% due 9/15/20	190,878
120,000	BBB+	2.875% due 2/25/21	121,244
115,000	BBB+	5.250% due 7/27/21	120,709
40,000	BBB+	2.557% (3-Month USD-LIBOR + 0.780%) due 10/31/22(a)	40,349
475,000	BBB+	2.876% (3-Month USD-LIBOR + 0.821%) due 10/31/22(a)	484,585
130,000	BBB+	3.200% due 2/23/23	135,868
245,000	BBB+	2.908% (3-Month USD-LIBOR + 1.053%) due 6/5/23(a)	251,648
210,000	BBB+	3.500% due 1/23/25	224,249
1,305,000	BBB+	3.272% (3-Month USD-LIBOR + 1.201%) due 9/29/25(a)	1,378,159
150,000	BBB+	2.862% (3-Month USD-LIBOR + 1.170%) due 5/15/26(a)	152,012
150,000	BBB+	3.500% due 11/16/26	161,222
585,000	BBB+	3.850% due 1/26/27	643,043
135,000	BBB+	3.691% (3-Month USD-LIBOR + 1.510%) due 6/5/28(a)	147,767
620,000	BBB+	3.814% (3-Month USD-LIBOR + 1.158%) due 4/23/29(a)	684,356
1,330,000	BBB+	4.223% (3-Month USD-LIBOR + 1.301%) due 5/1/29(a)	1,509,679
210,000	BBB+	6.250% due 2/1/41	308,883
210,000	BBB+	4.750% due 10/21/45	268,655
		Subordinated Notes:
610,000	BBB-	4.250% due 10/21/25	666,717
460,000	BBB-	6.750% due 10/1/37	653,451
290,000	BBB-	5.150% due 5/22/45	373,828
		HSBC Holdings PLC:
		Junior Subordinated Notes:
240,000	Baa3(d)	6.250% (5-Year USD 1100 Run ICE Swap Rate + 3.453%)(a)(e)	246,118
640,000	Baa3(d)	6.500% (5-Year USD 1100 Run ICE Swap Rate + 3.606%)(a)(e)	693,322

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 6.8% — (continued)
		Senior Unsecured Notes:
$200,000	A	3.400% due 3/8/21	$203,440
200,000	A	3.262% (3-Month USD-LIBOR + 1.055%) due 3/13/23(a)	205,602
200,000	A	3.950% (3-Month USD-LIBOR + 0.987%) due 5/18/24(a)	212,996
200,000	A	4.041% (3-Month USD-LIBOR + 1.546%) due 3/13/28(a)	219,377
610,000	A	4.583% (3-Month USD-LIBOR + 1.535%) due 6/19/29(a)	693,153
420,000	A	3.973% (3-Month USD-LIBOR + 1.610%) due 5/22/30(a)	460,193
		Subordinated Notes:.
300,000	BBB+	4.250% due 3/14/24	321,382
240,000	BBB+	4.250% due 8/18/25	260,121
390,000	BBB+	6.500% due 9/15/37	542,483
100,000	A-	HSBC USA Inc., Subordinated Notes, 5.000% due 9/27/20	101,840
200,000	A-	ING Groep NV, Senior Unsecured Notes, 3.950% due 3/29/27	224,302
		Intesa Sanpaolo SpA:
		Senior Unsecured Notes:
200,000	BBB	3.125% due 7/14/22(c)	205,370
200,000	BBB	3.375% due 1/12/23(c)	206,712
810,000	BB+	Subordinated Notes, 5.017% due 6/26/24(c)	851,250
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
90,000	A-	4.400% due 7/22/20	90,983
200,000	A-	2.550% due 3/1/21	201,739
99,000	A-	2.972% due 1/15/23	101,772
55,000	A-	3.031% (3-Month USD-LIBOR + 1.230%) due 10/24/23(a)	55,889
175,000	A-	3.559% (3-Month USD-LIBOR + 0.730%) due 4/23/24(a)	185,148
285,000	A-	3.797% (3-Month USD-LIBOR + 0.890%) due 7/23/24(a)	305,105
880,000	A-	4.023% (3-Month USD-LIBOR + 1.000%) due 12/5/24(a)	954,540
450,000	A-	3.220% (3-Month USD-LIBOR + 1.155%) due 3/1/25(a)	474,514
700,000	A-	2.301% (SOFR + 1.160%) due 10/15/25(a)	716,412
180,000	A-	3.300% due 4/1/26	196,073
375,000	A-	3.200% due 6/15/26	403,295
1,050,000	A-	3.782% (3-Month USD-LIBOR + 1.337%) due 2/1/28(a)	1,162,367
260,000	A-	3.540% (3-Month USD-LIBOR + 1.380%) due 5/1/28(a)	284,640
410,000	A-	3.509% (3-Month USD-LIBOR + 0.945%) due 1/23/29(a)	448,141
580,000	A-	4.203% (3-Month USD-LIBOR + 1.260%) due 7/23/29(a)	668,909
1,135,000	A-	4.452% (3-Month USD-LIBOR + 1.330%) due 12/5/29(a)	1,325,101
385,000	A-	3.702% (3-Month USD-LIBOR + 1.160%) due 5/6/30(a)	431,142
360,000	A-	2.739% (SOFR + 1.510%) due 10/15/30(a)	375,092
200,000	A-	3.964% (3-Month USD-LIBOR + 1.380%) due 11/15/48(a)	239,834
		Subordinated Notes:
55,000	BBB+	3.375% due 5/1/23	57,734
315,000	BBB+	3.875% due 9/10/24	341,283
210,000	BBB+	4.250% due 10/1/27	237,626
490,000	BBB+	4.950% due 6/1/45	654,197
		KeyCorp, Senior Unsecured Notes:
150,000	BBB+	2.900% due 9/15/20	151,143
45,000	BBB+	4.150% due 10/29/25	50,615
		Lloyds Banking Group PLC:
		Senior Unsecured Notes:
1,945,000	BBB+	2.907% (3-Month USD-LIBOR + 0.810%) due 11/7/23(a)	1,991,205
680,000	BBB+	3.900% due 3/12/24	731,315
200,000	BBB+	4.375% due 3/22/28	224,081
245,000	BBB-	Subordinated Notes, 4.582% due 12/10/25	267,849

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 6.8% — (continued)
		Mizuho Financial Group Inc., Senior Unsecured Notes:
$340,000	A-	2.953% due 2/28/22	$349,852
480,000	A-	2.839% (3-Month USD-LIBOR + 0.980%) due 7/16/25(a)	498,720
340,000	A-	2.555% (3-Month USD-LIBOR + 1.100%) due 9/13/25(a)	348,845
380,000	A-	2.226% (3-Month USD-LIBOR + 0.830%) due 5/25/26(a)	382,913
300,000	A-	Nordea Bank Abp, Subordinated Notes, 4.875% due 5/13/21(c)	311,394
120,000	AA-	Royal Bank of Canada, Senior Unsecured Notes, 2.150% due 10/26/20	120,442
		Royal Bank of Scotland Group PLC:
		Senior Unsecured Notes:
400,000	BBB	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(a)	430,110
200,000	BBB	4.269% (3-Month USD-LIBOR + 1.762%) due 3/22/25(a)	214,803
400,000	BBB	5.076% (3-Month USD-LIBOR + 1.905%) due 1/27/30(a)	474,021
		Subordinated Notes:
30,000	BB+	6.125% due 12/15/22	32,752
320,000	BB+	6.100% due 6/10/23	353,712
80,000	BB+	6.000% due 12/19/23	89,632
110,000	BB+	5.125% due 5/28/24	120,495
30,000	BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 4.500% due 7/17/25	33,367
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
600,000	BBB	2.875% due 8/5/21	610,702
560,000	BBB	3.373% (3-Month USD-LIBOR + 1.080%) due 1/5/24(a)	581,784
		Santander UK PLC:
70,000	A	Senior Unsecured Notes, 2.375% due 3/16/20	70,008
175,000	BBB-	Subordinated Notes, 5.000% due 11/7/23(c)	192,394
260,000	A	Societe Generale SA, Senior Unsecured Notes, 2.500% due 4/8/21(c)	262,731
60,000	A	State Street Corp., Senior Unsecured Notes, 2.650% due 5/19/26	63,245
		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
575,000	A-	2.934% due 3/9/21	581,543
90,000	A-	2.778% due 10/18/22	92,747
200,000	A-	2.348% due 1/15/25	204,107
295,000	A-	2.632% due 7/14/26	308,309
50,000	BBB-	Synovus Financial Corp., Senior Unsecured Notes, 3.125% due 11/1/22	51,333
200,000	A	Truist Bank, Senior Unsecured Notes, 3.525% (3-Month USD-LIBOR + 0.500%) due 10/26/21(a)	202,877
35,000	A-	Truist Financial Corp., Senior Unsecured Notes, 4.000% due 5/1/25	38,806
200,000	A+	UBS AG, Senior Unsecured Notes, 2.450% due 12/1/20(c)	201,317
		UBS Group AG:
1,070,000	BB	Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.344%)(a)(c)(e)	1,141,845
		Senior Unsecured Notes:
260,000	A-	2.650% due 2/1/22(c)	265,767
650,000	A-	3.491% due 5/23/23(c)	675,973
795,000	A-	2.859% (3-Month USD-LIBOR + 0.954%) due 8/15/23(a)(c)	815,141
310,000	A-	4.253% due 3/23/28(c)	350,108
		UniCredit SpA:
580,000	BBB-	Senior Unsecured Notes, 6.572% due 1/14/22(c)	623,219
200,000	BB+	Subordinated Notes, 7.296% (5-Year USD 1100 Run ICE Swap Rate + 4.914%) due 4/2/34(a)(c)	232,513
470,000	BBB-	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% (3-Month USD-LIBOR + 0.930%)(a)(e)	470,714
		Wells Fargo & Co.:
50,000	BBB-	Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 3.990%)(a)(e)	55,410
		Senior Unsecured Notes:
5,000	A-	2.625% due 7/22/22	5,128
825,000	A-	3.750% due 1/24/24	885,835
135,000	A-	3.000% due 2/19/25	142,787

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 6.8% — (continued)
$41,000	A-	3.550% due 9/29/25	$44,615
595,000	A-	2.164% due 2/11/26(a)	603,082
535,000	A-	3.000% due 4/22/26	567,382
1,210,000	A-	3.000% due 10/23/26	1,282,762
315,000	A-	3.196% (3-Month USD-LIBOR + 1.170%) due 6/17/27(a)	336,275
535,000	A-	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(a)	582,052
690,000	A-	4.150% due 1/24/29	796,185
		Subordinated Notes:
330,000	BBB+	3.450% due 2/13/23	346,108
169,000	BBB+	4.480% due 1/16/24	185,144
140,000	BBB+	4.100% due 6/3/26	154,648
950,000	BBB+	4.300% due 7/22/27	1,066,217
230,000	BBB+	5.375% due 11/2/43	303,217
148,000	BBB+	5.606% due 1/15/44	201,563
280,000	BBB+	4.650% due 11/4/44	342,227
450,000	BBB+	4.900% due 11/17/45	571,813
40,000	BBB+	4.400% due 6/14/46	47,480
160,000	BBB+	4.750% due 12/7/46	202,105
795,000	A+	Wells Fargo Bank NA, Senior Unsecured Notes, 3.325% (3-Month USD-LIBOR + 0.490%) due 7/23/21(a)	800,420
100,000	BBB-	Wells Fargo Capital X, Limited Guaranteed Notes, 5.950% due 12/15/36	130,657
		Westpac Banking Corp., Senior Unsecured Notes:
20,000	AA-	2.300% due 5/26/20	20,031
140,000	AA-	2.600% due 11/23/20	141,015

		Total Banks	84,031,861

Beverages — 0.4%
		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
340,000	A-	3.650% due 2/1/26	372,112
970,000	A-	4.700% due 2/1/36	1,163,230
774,000	A-	4.900% due 2/1/46	955,643
80,000	A-	Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes, 3.300% due 2/1/23	84,139
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
220,000	A-	3.500% due 1/12/24	236,311
60,000	A-	4.150% due 1/23/25	66,912
160,000	A-	4.000% due 4/13/28	180,771
40,000	A-	4.750% due 1/23/29	47,440
50,000	A-	4.950% due 1/15/42	62,827
270,000	A-	5.550% due 1/23/49	367,418
25,000	A-	4.750% due 4/15/58	30,386
		Bacardi Ltd., Company Guaranteed Notes:
155,000	BBB-	4.700% due 5/15/28(c)	177,635
140,000	BBB-	5.300% due 5/15/48(c)	180,799
173,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	175,075
65,000	A+	PepsiCo Inc., Senior Unsecured Notes, 2.850% due 2/24/26	69,553
355,000	BBB	Suntory Holdings Ltd., Senior Unsecured Notes, 2.250% due 10/16/24(c)	365,348

		Total Beverages	4,535,599

Biotechnology — 0.2%
		Amgen Inc., Senior Unsecured Notes:
60,000	A-	2.200% due 5/11/20	60,048
70,000	A-	3.625% due 5/22/24	75,656
45,000	A-	2.600% due 8/19/26	47,649
300,000	A-	4.400% due 5/1/45	348,031
54,000	A-	4.563% due 6/15/48	64,387
92,000	A-	4.663% due 6/15/51	114,082

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Biotechnology — 0.2% — (continued)
		Celgene Corp., Senior Unsecured Notes:
$10,000	A+	3.950% due 10/15/20	$10,148
5,000	A+	3.250% due 8/15/22	5,164
35,000	A+	3.250% due 2/20/23	36,376
65,000	A+	3.900% due 2/20/28	72,434
		Gilead Sciences Inc., Senior Unsecured Notes:
40,000	A	2.550% due 9/1/20	40,173
160,000	A	3.700% due 4/1/24	171,888
60,000	A	3.650% due 3/1/26	66,033
44,000	A	2.950% due 3/1/27	46,992
55,000	A	4.600% due 9/1/35	68,763
160,000	A	4.800% due 4/1/44	205,744
315,000	A	4.750% due 3/1/46	406,841

		Total Biotechnology	1,840,409

Building Materials — 0.1%
		Carrier Global Corp., Company Guaranteed Notes:
60,000	BBB	1.923% due 2/15/23(c)	60,799
140,000	BBB	2.242% due 2/15/25(c)	142,960
30,000	BBB	2.493% due 2/15/27(c)	30,609
220,000	BBB	2.722% due 2/15/30(c)	222,613
90,000	BBB	3.377% due 4/5/40(c)	92,845
90,000	BBB	3.577% due 4/5/50(c)	93,149
5,000	BBB+	Johnson Controls International PLC, Senior Unsecured Notes, 3.900% due 2/14/26	5,580
30,000	BBB	Owens Corning, Senior Unsecured Notes, 4.400% due 1/30/48	32,589

		Total Building Materials	681,144

Chemicals — 0.3%
200,000	A-	Air Liquide Finance SA, Company Guaranteed Notes, 1.750% due 9/27/21(c)	201,244
		Dow Chemical Co. (The), Senior Unsecured Notes:
145,000	BBB	4.550% due 11/30/25	164,750
194,000	BBB	3.625% due 5/15/26	211,429
126,000	BBB	4.375% due 11/15/42	139,558
		DuPont de Nemours Inc., Senior Unsecured Notes:
505,000	A-	4.493% due 11/15/25	572,435
75,000	A-	5.419% due 11/15/48	94,594
61,000	BBB	Eastman Chemical Co., Senior Unsecured Notes, 3.800% due 3/15/25	66,537
200,000	BBB+	Equate Petrochemical BV, Company Guaranteed Notes, 4.250% due 11/3/26(c)	216,174
405,000	BBB	International Flavors & Fragrances Inc., Senior Unsecured Notes, 5.000% due 9/26/48	477,312
40,000	BBB+	LYB International Finance III LLC, Company Guaranteed Notes, 4.200% due 10/15/49	42,577
200,000	BBB+	LyondellBasell Industries NV, Senior Unsecured Notes, 6.000% due 11/15/21	212,992
40,000	BB+	Methanex Corp., Senior Unsecured Notes, 5.250% due 12/15/29	42,620
		Monsanto Co., Senior Unsecured Notes:
60,000	BBB	3.375% due 7/15/24	62,482
30,000	BBB	4.400% due 7/15/44	31,886
60,000	BBB	Nutrien Ltd., Senior Unsecured Notes, 4.875% due 3/30/20	60,146
200,000	BBB-	OCP SA, Senior Unsecured Notes, 4.500% due 10/22/25(c)	216,634
30,000	BBB	Sherwin-Williams Co. (The), Senior Unsecured Notes, 4.000% due 12/15/42	34,302
200,000	BBB-	Syngenta Finance NV, Company Guaranteed Notes, 3.933% due 4/23/21(c)	204,435

		Total Chemicals	3,052,107

Commercial Services — 0.2%
110,000	A-	Cintas Corp. No 2, Company Guaranteed Notes, 3.700% due 4/1/27	124,152
10,000	BBB	Equifax Inc., Senior Unsecured Notes, 2.300% due 6/1/21	10,114
		Global Payments Inc., Senior Unsecured Notes:
40,000	BBB-	3.800% due 4/1/21	40,905

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Commercial Services — 0.2% — (continued)
$30,000	BBB-	3.750% due 6/1/23	$31,795
30,000	BBB-	4.000% due 6/1/23	32,150
		IHS Markit Ltd.:
		Company Guaranteed Notes:
584,000	BBB-	5.000% due 11/1/22(c)	631,836
48,000	BBB-	4.000% due 3/1/26(c)	52,414
450,000	BBB-	Senior Unsecured Notes, 4.750% due 8/1/28	525,493
120,000	BB-	Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes, 5.750% due 4/15/26(c)	123,789
		RELX Capital Inc., Company Guaranteed Notes:
305,000	BBB+	3.500% due 3/16/23	322,949
30,000	BBB+	4.000% due 3/18/29	34,360
		United Rentals North America Inc.:
20,000	BB-	Company Guaranteed Notes, 6.500% due 12/15/26	21,363
20,000	BBB-	Secured Notes, 3.875% due 11/15/27	20,212

		Total Commercial Services	1,971,532

Computers — 0.3%
		Apple Inc., Senior Unsecured Notes:
300,000	AA+	2.400% due 5/3/23	309,913
280,000	AA+	2.450% due 8/4/26	293,867
550,000	AA+	3.350% due 2/9/27	606,292
360,000	AA+	2.900% due 9/12/27	387,836
190,000	AA+	3.850% due 5/4/43	227,680
		Dell International LLC/EMC Corp., Senior Secured Notes:
275,000	BBB-	4.420% due 6/15/21(c)	283,390
160,000	BBB-	8.100% due 7/15/36(c)	219,801
10,000	BBB	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 6.350% due 10/15/45	12,520
30,000	BBB	HP Inc., Senior Unsecured Notes, 6.000% due 9/15/41	34,446
		International Business Machines Corp., Senior Unsecured Notes:
150,000	A	2.875% due 11/9/22	156,028
680,000	A	3.000% due 5/15/24	720,946
290,000	A	3.450% due 2/19/26	317,587
215,000	A	3.300% due 5/15/26	235,198
45,000	BB+	Seagate HDD Cayman, Company Guaranteed Notes, 4.750% due 1/1/25	47,610

		Total Computers	3,853,114

Diversified Financial Services — 0.9%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
1,010,000	BBB	4.500% due 5/15/21	1,043,594
150,000	BBB	5.000% due 10/1/21	157,204
290,000	BBB	3.950% due 2/1/22	300,626
280,000	BBB	4.875% due 1/16/24	305,039
		Air Lease Corp., Senior Unsecured Notes:
460,000	BBB	3.500% due 1/15/22	473,125
45,000	BBB	3.875% due 7/3/23	47,541
495,000	BBB	3.250% due 3/1/25	513,630
		American Express Co., Senior Unsecured Notes:
225,000	BBB+	3.700% due 8/3/23	240,699
60,000	BBB+	3.400% due 2/22/24	64,238
355,000	BBB+	2.500% due 7/30/24	367,956
		American Express Credit Corp., Senior Unsecured Notes:
140,000	A-	2.375% due 5/26/20	140,141
30,000	A-	2.600% due 9/14/20	30,130

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Diversified Financial Services — 0.9% — (continued)
		Avolon Holdings Funding Ltd., Company Guaranteed Notes:
$75,000	BBB-	5.250% due 5/15/24(c)	$81,819
500,000	BBB-	2.875% due 2/15/25(c)	500,276
60,000	BBB	Capital One Financial Corp., Senior Unsecured Notes, 3.500% due 6/15/23	63,594
15,000	A	Charles Schwab Corp. (The), Senior Unsecured Notes, 3.250% due 5/22/29	16,534
100,000	AA-	CME Group Inc., Senior Unsecured Notes, 3.750% due 6/15/28	114,028
50,000	BBB-	Discover Financial Services, Senior Unsecured Notes, 3.750% due 3/4/25	53,768
10,000	BBB	E*TRADE Financial Corp., Senior Unsecured Notes, 3.800% due 8/24/27	11,067
		GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes:
2,072,000	BBB+	2.342% due 11/15/20	2,077,879
959,000	BBB+	4.418% due 11/15/35	1,097,709
		Intercontinental Exchange Inc.:
185,000	A	Company Guaranteed Notes, 2.350% due 9/15/22	189,226
		Senior Unsecured Notes:
80,000	A	3.750% due 9/21/28	89,347
35,000	A	4.250% due 9/21/48	42,777
30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(c)	39,518
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17#(f)(g)(h)	–
		ORIX Corp., Senior Unsecured Notes:
630,000	A-	2.900% due 7/18/22	648,548
40,000	A-	4.050% due 1/16/24	43,529
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
890,000	BBB-	5.250% due 8/15/22(c)	947,682
415,000	BBB-	4.500% due 3/15/23(c)	434,273
185,000	BBB-	5.500% due 2/15/24(c)	203,614
220,000	BBB+	Raymond James Financial Inc., Senior Unsecured Notes, 4.950% due 7/15/46	281,990
50,000	BBB-	Synchrony Financial, Senior Unsecured Notes, 4.375% due 3/19/24	53,924
		Visa Inc., Senior Unsecured Notes:
420,000	AA-	3.150% due 12/14/25	456,509
310,000	AA-	4.300% due 12/14/45	404,812

		Total Diversified Financial Services	11,536,346

Electric — 1.4%
		AEP Texas Inc., Senior Unsecured Notes:
50,000	A-	2.400% due 10/1/22	51,260
50,000	A-	3.850% due 10/1/25(c)	54,160
124,000	A-	3.450% due 1/15/50	132,604
		AEP Transmission Co. LLC, Senior Unsecured Notes:
225,000	A-	3.750% due 12/1/47	263,801
65,000	A-	3.150% due 9/15/49	68,894
		Alabama Power Co., Senior Unsecured Notes:
17,000	A	5.200% due 6/1/41	22,295
30,000	A	3.850% due 12/1/42	34,807
185,000	A	4.150% due 8/15/44	218,402
31,000	A	4.300% due 7/15/48	38,486
50,000	A	3.450% due 10/1/49	54,493
145,000	A	Ameren Illinois Co., 1st Mortgage Notes, 3.250% due 3/15/50	161,967
		Baltimore Gas & Electric Co., Senior Unsecured Notes:
70,000	A	3.500% due 8/15/46	76,882
150,000	A	3.750% due 8/15/47	172,610
15,000	A	4.250% due 9/15/48	18,579
25,000	A	3.200% due 9/15/49	26,437
		CenterPoint Energy Houston Electric LLC, General Refinance Mortgage:
50,000	A	3.550% due 8/1/42	56,954
30,000	A	3.950% due 3/1/48	35,839

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Electric — 1.4% — (continued)
$30,000	BBB	CMS Energy Corp., Senior Unsecured Notes, 3.000% due 5/15/26	$31,870
		Consumers Energy Co., 1st Mortgage Notes:
50,000	A	3.950% due 5/15/43	61,214
95,000	A	3.750% due 2/15/50	113,076
25,000	A	3.100% due 8/15/50	27,008
117,000	BBB	Dayton Power & Light Co. (The), 1st Mortgage Notes, 3.950% due 6/15/49(c)	134,396
35,000	BBB	Dominion Energy Inc., Junior Subordinated Notes, 2.579% due 7/1/20	35,063
		DTE Electric Co., General Refinance Mortgage:
80,000	A	4.050% due 5/15/48	97,720
100,000	A	3.950% due 3/1/49	121,897
		Duke Energy Carolinas LLC:
		1st Mortgage Notes:
22,000	A	3.950% due 11/15/28	25,425
40,000	A	2.450% due 8/15/29	41,612
590,000	A	4.250% due 12/15/41	722,183
60,000	A	3.700% due 12/1/47	68,791
16,000	A	3.950% due 3/15/48	19,338
		1st Refinanced Mortgage Notes:
145,000	A	2.950% due 12/1/26	155,530
30,000	A	3.875% due 3/15/46	35,382
		Duke Energy Corp., Senior Unsecured Notes:
170,000	BBB+	3.550% due 9/15/21	174,703
180,000	BBB+	2.650% due 9/1/26	187,682
		Duke Energy Florida LLC, 1st Mortgage Notes:
45,000	A	3.800% due 7/15/28	51,144
209,000	A	2.500% due 12/1/29	218,025
195,000	A	5.900% due 3/1/33	267,511
60,000	A	3.400% due 10/1/46	64,873
		Duke Energy Ohio Inc., 1st Mortgage Notes:
335,000	A	3.650% due 2/1/29	378,937
60,000	A	3.700% due 6/15/46	69,183
25,000	A	4.300% due 2/1/49	31,231
		Duke Energy Progress LLC, 1st Mortgage Notes:
35,000	A	3.000% due 9/15/21	35,660
30,000	A	3.700% due 9/1/28	34,058
130,000	A	3.450% due 3/15/29	145,351
198,000	A	4.100% due 5/15/42	242,013
50,000	A	4.100% due 3/15/43	60,040
35,000	A	4.200% due 8/15/45	43,384
750,000	BBB-	Duquesne Light Holdings Inc., Senior Unsecured Notes, 6.400% due 9/15/20(c)	767,554
		Edison International, Senior Unsecured Notes:
22,000	BBB-	3.125% due 11/15/22	22,656
28,000	BBB-	3.550% due 11/15/24	29,636
35,000	BBB	Entergy Corp., Senior Unsecured Notes, 2.950% due 9/1/26	36,905
		Entergy Louisiana LLC:
25,000	A	1st Mortgage Notes, 5.400% due 11/1/24	29,202
115,000	A	Collateral Trust, 4.200% due 4/1/50	143,527
60,000	A	Entergy Texas Inc., 1st Mortgage Notes, 3.450% due 12/1/27	64,647
95,000	BBB+	Eversource Energy, Senior Unsecured Notes, 2.800% due 5/1/23	98,767
		Exelon Corp., Senior Unsecured Notes:
175,000	BBB	2.850% due 6/15/20	175,421
5,000	BBB	2.450% due 4/15/21	5,036
143,000	BBB	5.625% due 6/15/35	188,355
		FirstEnergy Corp., Senior Unsecured Notes:
310,000	BBB-	3.900% due 7/15/27	343,751

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Electric — 1.4% — (continued)
$1,250,000	BBB-	7.375% due 11/15/31	$1,827,409
130,000	BBB-	4.850% due 7/15/47	160,264
		FirstEnergy Transmission LLC, Senior Unsecured Notes:
51,000	BBB-	4.350% due 1/15/25(c)	57,088
50,000	BBB-	5.450% due 7/15/44(c)	68,541
165,000	BBB-	4.550% due 4/1/49(c)	207,374
		Florida Power & Light Co., 1st Mortgage Notes:
50,000	A+	3.125% due 12/1/25	54,378
40,000	A+	5.690% due 3/1/40	59,273
52,000	A+	4.050% due 6/1/42	64,433
20,000	A+	3.800% due 12/15/42	23,910
65,000	A+	3.700% due 12/1/47	75,607
15,000	A+	4.125% due 6/1/48	19,157
100,000	A+	3.990% due 3/1/49	124,764
50,000	A+	3.150% due 10/1/49	55,631
70,000	A-	Georgia Power Co., Senior Unsecured Notes, 2.000% due 3/30/20	70,009
36,232	A	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20(h)	37,409
400,000	BBB+	ITC Holdings Corp., Senior Unsecured Notes, 4.050% due 7/1/23	429,693
700,000	BBB	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(c)	781,787
775,000	A-	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	860,936
		MidAmerican Energy Co., 1st Mortgage Notes:
115,000	A+	3.100% due 5/1/27	124,387
100,000	A+	3.650% due 4/15/29	113,565
100,000	A+	3.150% due 4/15/50	108,177
105,000	BBB	Mid-Atlantic Interstate Transmission LLC, Senior Unsecured Notes, 4.100% due 5/15/28(c)	119,867
50,000	BBB+	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 3.550% due 5/1/27	54,409
		Northern States Power Co., 1st Mortgage Notes:
50,000	A	3.600% due 9/15/47	56,979
70,000	A	2.900% due 3/1/50	72,034
		Ohio Power Co., Senior Unsecured Notes:
40,000	A-	6.600% due 2/15/33	58,711
30,000	A-	4.150% due 4/1/48	37,334
50,000	A-	4.000% due 6/1/49	61,275
		Oncor Electric Delivery Co. LLC, Senior Secured Notes:
90,000	A+	3.700% due 11/15/28	103,513
167,000	A+	7.000% due 5/1/32	251,140
20,000	A+	3.800% due 9/30/47	24,305
35,000	A	PECO Energy Co., 1st Mortgage Notes, 3.900% due 3/1/48	41,810
500,000	BBB+	Public Service Co. of New Mexico, Senior Unsecured Notes, 3.850% due 8/1/25	542,486
		Public Service Electric & Gas Co., 1st Mortgage Notes:
200,000	A	3.000% due 5/15/27	216,384
40,000	A	3.200% due 5/15/29	44,374
500,000	A	4.000% due 6/1/44	600,062
90,000	BBB+	Sempra Energy, Senior Unsecured Notes, 2.331% (3-Month USD-LIBOR + 0.500%) due 1/15/21(a)	90,023
130,000	BBB+	Southern Power Co., Senior Unsecured Notes, 2.375% due 6/1/20	130,187
140,000	BBB+	Tampa Electric Co., Senior Unsecured Notes, 4.450% due 6/15/49	183,727
800,000	A-	Tucson Electric Power Co., Senior Unsecured Notes, 3.850% due 3/15/23	849,413
		Virginia Electric & Power Co., Senior Unsecured Notes:
205,000	BBB+	2.750% due 3/15/23	211,655
90,000	BBB+	3.800% due 4/1/28	101,901
195,000	BBB+	6.000% due 5/15/37	281,759
25,000	BBB+	6.350% due 11/30/37	37,415
130,000	BBB+	4.450% due 2/15/44	163,023
595,000	BBB+	4.000% due 11/15/46	715,643

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Electric — 1.4% — (continued)
$46,000	BBB+	3.300% due 12/1/49	$49,710
280,000	BBB-	Vistra Operations Co. LLC, Senior Secured Notes, 4.300% due 7/15/29(c)	288,974

		Total Electric	17,800,132

Electronics — 0.0%
		Agilent Technologies Inc., Senior Unsecured Notes:
120,000	BBB+	3.200% due 10/1/22	124,435
10,000	BBB+	3.050% due 9/22/26	10,629
10,000	BBB-	Avnet Inc., Senior Unsecured Notes, 4.625% due 4/15/26	10,928
58,000	BBB-	Trimble Inc., Senior Unsecured Notes, 4.150% due 6/15/23	61,693
20,000	A-	Tyco Electronics Group SA, Company Guaranteed Notes, 3.450% due 8/1/24	21,406

		Total Electronics	229,091

Engineering & Construction — 0.0%
200,000	A-	Vinci SA, Senior Unsecured Notes, 3.750% due 4/10/29(c)	230,902

Entertainment — 0.0%
360,000	B+	Churchill Downs Inc., Company Guaranteed Notes, 4.750% due 1/15/28(c)	360,666

Environmental Control — 0.2%
289,000	BB+	Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 7/15/29(c)	310,414
191,000	B+	GFL Environmental Inc., Senior Secured Notes, 5.125% due 12/15/26(c)	198,163
		Republic Services Inc., Senior Unsecured Notes:
130,000	BBB+	2.500% due 8/15/24	135,125
45,000	BBB+	3.200% due 3/15/25	48,343
20,000	BBB+	2.900% due 7/1/26	21,274
260,000	BBB+	3.375% due 11/15/27	287,140
		Waste Management Inc., Company Guaranteed Notes:
40,000	A-	4.600% due 3/1/21	40,838
100,000	A-	3.500% due 5/15/24	107,665
50,000	A-	3.125% due 3/1/25	53,328
110,000	A-	3.200% due 6/15/26	119,397
110,000	A-	3.450% due 6/15/29	121,809
105,000	A-	4.000% due 7/15/39	126,452
245,000	A-	4.150% due 7/15/49	305,947
109,000	B+	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(c)	106,567

		Total Environmental Control	1,982,462

Food — 0.4%
		Kraft Heinz Foods Co.:
		Company Guaranteed Notes:
80,000	BB+	3.950% due 7/15/25	83,479
10,000	BB+	3.000% due 6/1/26	9,994
40,000	BB+	5.000% due 7/15/35	42,529
395,000	BB+	5.000% due 6/4/42	394,228
310,000	BB+	5.200% due 7/15/45	319,162
1,405,000	BB+	4.375% due 6/1/46	1,309,787
870,000	BB+	4.875% due 10/1/49(c)	859,570
39,000	BBB-	Secured Notes, 4.875% due 2/15/25(c)	40,128
440,000	BBB	Kroger Co. (The), Senior Unsecured Notes, 5.400% due 1/15/49	572,251
		Mars Inc., Company Guaranteed Notes:
110,000	A	2.700% due 4/1/25(c)	116,858
350,000	A	3.200% due 4/1/30(c)	391,044
100,000	B+	Post Holdings Inc., Company Guaranteed Notes, 5.625% due 1/15/28(c)	104,706
200,000	AA-	Seven & i Holdings Co., Ltd., Senior Unsecured Notes, 3.350% due 9/17/21(c)	205,426
		Tyson Foods Inc., Senior Unsecured Notes:
305,000	BBB+	3.900% due 9/28/23	328,450

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Food — 0.4% — (continued)
$35,000	BBB+	4.550% due 6/2/47	$42,117
25,000	BBB+	5.100% due 9/28/48	32,618

		Total Food	4,852,347

Forest Products & Paper — 0.0%
		Georgia-Pacific LLC:
19,000	A+	Company Guaranteed Notes, 5.400% due 11/1/20(c)	19,449
		Senior Unsecured Notes:
55,000	A+	3.734% due 7/15/23(c)	58,722
140,000	A+	3.600% due 3/1/25(c)	151,917
		International Paper Co., Senior Unsecured Notes:
10,000	BBB	7.300% due 11/15/39	14,817
85,000	BBB	4.350% due 8/15/48	96,753

		Total Forest Products & Paper	341,658

Gas — 0.1%
70,000	A	Atmos Energy Corp., Senior Unsecured Notes, 3.375% due 9/15/49	77,145
25,000	BBB+	Dominion Energy Gas Holdings LLC, Senior Unsecured Notes, 4.800% due 11/1/43	30,382
400,000	BBB+	NiSource Inc., Senior Unsecured Notes, 2.650% due 11/17/22	409,713
250,000	A-	Southern Co. Gas Capital Corp., Company Guaranteed Notes, 4.400% due 5/30/47	305,463

		Total Gas	822,703

Healthcare — Products — 0.1%
		Abbott Laboratories, Senior Unsecured Notes:
151,000	A-	3.400% due 11/30/23	161,497
84,000	A-	3.750% due 11/30/26	94,837
70,000	A-	4.750% due 11/30/36	91,895
150,000	A-	4.900% due 11/30/46	209,198
120,000	BBB-	Boston Scientific Corp., Senior Unsecured Notes, 3.450% due 3/1/24	127,961
100,000	BB-	Hologic Inc., Company Guaranteed Notes, 4.625% due 2/1/28(c)	104,535
89,000	A	Medtronic Inc., Company Guaranteed Notes, 3.500% due 3/15/25	97,685
13,000	WR(d)	St Jude Medical LLC, Senior Unsecured Notes, 4.750% due 4/15/43	15,292
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
205,000	BBB+	3.000% due 4/15/23	214,131
60,000	BBB+	4.150% due 2/1/24	65,481
20,000	BBB+	2.950% due 9/19/26	21,369
80,000	BBB+	3.200% due 8/15/27	86,692
500,000	BBB	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 2.700% due 4/1/20	500,323

		Total Healthcare — Products	1,790,896

Healthcare — Services — 0.7%
		Aetna Inc., Senior Unsecured Notes:
40,000	BBB	2.800% due 6/15/23	41,083
55,000	BBB	4.125% due 11/15/42	59,797
10,000	BBB	3.875% due 8/15/47	10,589
		Anthem Inc., Senior Unsecured Notes:
40,000	A	3.125% due 5/15/22	41,319
85,000	A	2.950% due 12/1/22	87,774
1,123,000	A	3.650% due 12/1/27	1,229,535
5,000	A	2.875% due 9/15/29	5,158
		Centene Corp., Senior Unsecured Notes:
140,000	BBB-	4.750% due 5/15/22	141,957
90,000	BBB-	6.125% due 2/15/24	92,808
41,000	BBB-	5.250% due 4/1/25(c)	42,281
20,000	BBB-	5.375% due 6/1/26(c)	21,044
60,000	BBB-	3.375% due 2/15/30(c)	60,075

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Healthcare — Services — 0.7% — (continued)
$30,000	BBB+	CommonSpirit Health, Secured Notes, 4.350% due 11/1/42	$33,906
198,000	B+	Encompass Health Corp., Company Guaranteed Notes, 4.750% due 2/1/30	204,762
		HCA Inc.:
		Company Guaranteed Notes:
100,000	BB-	7.500% due 2/15/22	110,698
40,000	BB-	5.375% due 9/1/26	44,429
20,000	BB-	5.625% due 9/1/28	22,705
309,000	BB-	5.875% due 2/1/29	358,054
		Senior Secured Notes:
100,000	BBB-	4.750% due 5/1/23	108,290
753,000	BBB-	5.000% due 3/15/24	837,573
239,000	BBB-	5.250% due 4/15/25	271,784
170,000	BBB-	5.250% due 6/15/26	194,518
175,000	BBB-	4.500% due 2/15/27	193,817
265,000	BBB-	4.125% due 6/15/29	291,115
160,000	BBB-	5.500% due 6/15/47	190,320
470,000	BBB-	5.250% due 6/15/49	548,758
		Humana Inc., Senior Unsecured Notes:
360,000	BBB+	2.500% due 12/15/20	362,345
280,000	BBB+	3.150% due 12/1/22	290,991
30,000	BBB+	3.950% due 3/15/27	33,240
70,000	BBB+	4.625% due 12/1/42	82,335
40,000	BBB+	4.950% due 10/1/44	49,347
160,000	BBB+	3.950% due 8/15/49	173,973
500,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 3.150% due 5/1/27	546,158
255,000	BB-	Molina Healthcare Inc., Senior Unsecured Notes, 5.375% due 11/15/22	265,837
276,000	Aa2(d)	New York & Presbyterian Hospital (The), Unsecured Notes, 3.954% due 8/1/19	332,550
24,000	BB-	Tenet Healthcare Corp., Senior Secured Notes, 4.625% due 7/15/24	24,050
		UnitedHealth Group Inc., Senior Unsecured Notes:
120,000	A+	2.700% due 7/15/20	120,441
160,000	A+	3.450% due 1/15/27	175,106
50,000	A+	3.875% due 12/15/28	57,134
155,000	A+	3.950% due 10/15/42	178,752
22,000	A+	4.250% due 3/15/43	26,301
190,000	A+	4.750% due 7/15/45	244,174
70,000	A+	3.750% due 10/15/47	79,260
485,000	A+	3.700% due 8/15/49	541,839
120,000	A+	3.875% due 8/15/59	136,880

		Total Healthcare — Services	8,964,862

Home Builders — 0.0%
		Lennar Corp., Company Guaranteed Notes:
10,000	BB+	5.000% due 6/15/27	11,206
150,000	BB+	4.750% due 11/29/27	167,340
50,000	BB+	Toll Brothers Finance Corp., Company Guaranteed Notes, 4.375% due 4/15/23	52,583

		Total Home Builders	231,129

Household Products/Wares — 0.0%
45,000	A-	Clorox Co. (The), Senior Unsecured Notes, 3.900% due 5/15/28	52,362
90,000	B+	Spectrum Brands Inc., Company Guaranteed Notes, 5.750% due 7/15/25	92,474

		Total Household Products/Wares	144,836

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Housewares — 0.0%
		Newell Brands Inc., Senior Unsecured Notes:
$60,000	BB+	3.850% due 4/1/23	$62,353
80,000	BB+	4.200% due 4/1/26	83,576

		Total Housewares	145,929

Insurance — 0.5%
10,000	BBB+	American International Group Inc., Senior Unsecured Notes, 4.875% due 6/1/22	10,661
		Aon Corp., Company Guaranteed Notes:
55,000	A-	4.500% due 12/15/28	64,161
56,000	A-	3.750% due 5/2/29	62,495
		Aon PLC, Company Guaranteed Notes:
116,000	A-	4.450% due 5/24/43	140,264
114,000	A-	4.600% due 6/14/44	144,266
35,000	A-	4.750% due 5/15/45	46,107
		Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
400,000	AA	4.400% due 5/15/42	499,204
350,000	AA	4.250% due 1/15/49	436,254
		Chubb INA Holdings Inc., Company Guaranteed Notes:
60,000	A	2.300% due 11/3/20	60,231
70,000	A	3.350% due 5/3/26	77,329
255,000	BBB+	Equitable Holdings Inc., Senior Unsecured Notes, 3.900% due 4/20/23	271,278
100,000	BBB+	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(c)	157,500
900,000	BBB+	Farmers Exchange Capital II, Subordinated Notes, 6.151% (3-Month USD-LIBOR + 3.744%) due 11/1/53(a)(c)	1,188,357
44,000	BBB+	Hartford Financial Services Group Inc. (The), Senior Unsecured Notes, 4.300% due 4/15/43	53,678
20,000	A	Loews Corp., Senior Unsecured Notes, 4.125% due 5/15/43	24,820
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
190,000	A-	2.750% due 1/30/22	194,546
381,000	A-	3.500% due 6/3/24	407,597
		MetLife Inc.:
620,000	BBB	Junior Subordinated Notes, 6.400% due 12/15/36	766,670
95,000	A-	Senior Unsecured Notes, 3.000% due 3/1/25	101,827
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 4.184% (3-Month USD-LIBOR + 2.290%) due 12/15/24(a)(c)	851,279
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
24,000	AA-	6.850% due 12/16/39(c)	36,820
320,000	AA-	4.900% due 9/15/44(c)	422,717
55,000	BBB	Trinity Acquisition PLC, Company Guaranteed Notes, 4.400% due 3/15/26	62,328
170,000	BBB	Willis North America Inc., Company Guaranteed Notes, 4.500% due 9/15/28	196,442

		Total Insurance	6,276,831

Internet — 0.2%
		Amazon.com Inc., Senior Unsecured Notes:
130,000	AA-	3.150% due 8/22/27	142,663
109,000	AA-	3.875% due 8/22/37	131,286
160,000	AA-	4.950% due 12/5/44	225,743
102,000	AA-	4.050% due 8/22/47	131,426
5,000	AA-	4.250% due 8/22/57	6,724
35,000	BBB+	eBay Inc., Senior Unsecured Notes, 4.000% due 7/15/42	35,277
		Expedia Group Inc., Company Guaranteed Notes:
40,000	BBB	4.500% due 8/15/24	43,656
270,000	BBB	3.250% due 2/15/30(c)	264,248
370,000	BBB-	Prosus NV, Company Guaranteed Notes, 4.850% due 7/6/27(c)	411,012
407,000	A+	Tencent Holdings Ltd., Senior Unsecured Notes, 2.985% due 1/19/23(c)	421,103

		Total Internet	1,813,138

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Investment Companies — 0.0%
$470,000	BBB-	Ares Capital Corp., Senior Unsecured Notes, 4.250% due 3/1/25	$504,113

Iron/Steel — 0.1%
		ArcelorMittal SA, Senior Unsecured Notes:
210,000	BBB-	3.600% due 7/16/24	218,038
505,000	BBB-	4.550% due 3/11/26	547,930
30,000	BBB-	7.000% due 10/15/39	37,914
125,000	BBB-	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	165,091

		Total Iron/Steel	968,973

Leisure Time — 0.0%
110,000	BB	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(c)	98,379

Lodging — 0.1%
10,000	BB+	Hilton Domestic Operating Co., Inc., Company Guaranteed Notes, 5.125% due 5/1/26	10,295
		Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes:
10,000	BB+	4.625% due 4/1/25	10,067
60,000	BB+	4.875% due 4/1/27	61,461
290,000	BBB-	Las Vegas Sands Corp., Senior Unsecured Notes, 3.200% due 8/8/24	300,834
650,000	BBB-	Sands China Ltd., Senior Unsecured Notes, 5.125% due 8/8/25	731,188

		Total Lodging	1,113,845

Machinery — Diversified — 0.1%
20,000	BBB	CNH Industrial NV, Senior Unsecured Notes, 3.850% due 11/15/27	21,342
20,000	BBB	Crane Co., Senior Unsecured Notes, 4.200% due 3/15/48	21,908
320,000	BBB-	nVent Finance Sarl, Company Guaranteed Notes, 3.950% due 4/15/23	336,343
		Otis Worldwide Corp., Company Guaranteed Notes:
80,000	BBB	2.056% due 4/5/25(c)	81,408
90,000	BBB	2.293% due 4/5/27(c)	92,241
250,000	BBB	2.565% due 2/15/30(c)	257,739

		Total Machinery — Diversified	810,981

Media — 1.1%
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
10,000	BB	5.250% due 9/30/22	10,127
130,000	BB	5.125% due 5/1/27(c)	135,402
396,000	BB	4.500% due 8/15/30(c)	401,198
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
50,000	BBB-	3.579% due 7/23/20	50,281
415,000	BBB-	4.464% due 7/23/22	440,073
120,000	BBB-	4.500% due 2/1/24	131,090
205,000	BBB-	4.908% due 7/23/25	230,839
210,000	BBB-	3.750% due 2/15/28	224,230
260,000	BBB-	4.200% due 3/15/28	283,769
645,000	BBB-	5.050% due 3/30/29	748,167
258,000	BBB-	6.384% due 10/23/35	341,129
50,000	BBB-	5.375% due 4/1/38	58,079
680,000	BBB-	6.484% due 10/23/45	875,119
510,000	BBB-	5.750% due 4/1/48	608,203
160,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	194,354
		Comcast Corp., Company Guaranteed Notes:
300,000	A-	3.950% due 10/15/25	336,196
67,000	A-	2.350% due 1/15/27	69,294
55,000	A-	3.300% due 2/1/27	59,851
75,000	A-	3.150% due 2/15/28	81,530

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Media — 1.1% — (continued)
$915,000	A-	4.150% due 10/15/28	$1,062,068
290,000	A-	4.250% due 10/15/30	345,536
30,000	A-	6.500% due 11/15/35	45,233
90,000	A-	3.200% due 7/15/36	97,274
80,000	A-	6.950% due 8/15/37	122,824
50,000	A-	3.900% due 3/1/38	58,284
242,000	A-	3.400% due 7/15/46	260,726
173,000	A-	3.969% due 11/1/47	203,848
240,000	A-	4.700% due 10/15/48	315,997
23,000	A-	3.999% due 11/1/49	27,387
39,000	A-	4.049% due 11/1/52	46,530
85,000	A-	4.950% due 10/15/58	116,786
		Cox Communications Inc., Senior Unsecured Notes:
40,000	BBB	3.250% due 12/15/22(c)	41,586
227,000	BBB	3.150% due 8/15/24(c)	239,378
18,000	BBB	3.350% due 9/15/26(c)	19,274
		CSC Holdings LLC, Company Guaranteed Notes:
400,000	BB	6.625% due 10/15/25(c)	419,004
200,000	BB	5.500% due 5/15/26(c)	207,536
		Discovery Communications LLC, Company Guaranteed Notes:
175,000	BBB-	5.000% due 9/20/37	201,064
66,000	BBB-	4.875% due 4/1/43	74,670
90,000	BBB-	5.200% due 9/20/47	106,259
		DISH DBS Corp., Company Guaranteed Notes:
10,000	B-	5.875% due 11/15/24	10,278
50,000	B-	7.750% due 7/1/26	53,821
		Fox Corp., Senior Unsecured Notes:
310,000	BBB	4.030% due 1/25/24(c)	335,866
180,000	BBB	4.709% due 1/25/29(c)	211,996
240,000	BBB	5.476% due 1/25/39(c)	307,906
180,000	A-	NBCUniversal Media LLC, Company Guaranteed Notes, 5.950% due 4/1/41	261,931
115,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 3.875% due 8/1/22(c)	115,014
		Time Warner Cable LLC, Senior Secured Notes:
385,000	BBB-	4.000% due 9/1/21	395,816
90,000	BBB-	6.550% due 5/1/37	117,309
230,000	BBB-	7.300% due 7/1/38	315,386
490,000	BBB-	5.500% due 9/1/41	573,580
		Time Warner Entertainment Co. LP, Senior Secured Notes:
70,000	BBB-	8.375% due 3/15/23	83,380
240,000	BBB-	8.375% due 7/15/33	353,321
		ViacomCBS Inc.:
30,000	BBB	Company Guaranteed Notes, 3.375% due 3/1/22	30,896
		Senior Unsecured Notes:
40,000	BBB	4.250% due 9/1/23	43,284
10,000	BBB	3.875% due 4/1/24	10,761
350,000	BBB	3.700% due 6/1/28	378,630
130,000	BBB	4.375% due 3/15/43	139,834
225,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.500% due 5/15/29(c)	231,334
		Walt Disney Co. (The), Company Guaranteed Notes:
30,000	A	4.500% due 2/15/21	30,859
75,000	A	2.000% due 9/1/29	75,709
70,000	A	6.200% due 12/15/34	103,419
30,000	A	6.650% due 11/15/37	46,259

		Total Media	13,516,784

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Mining — 0.4%
		Anglo American Capital PLC, Company Guaranteed Notes:
$350,000	BBB	3.625% due 9/11/24(c)	$374,431
270,000	BBB	4.750% due 4/10/27(c)	308,216
40,000	BBB	Barrick Gold Corp., Senior Unsecured Notes, 5.250% due 4/1/42	53,039
		Barrick North America Finance LLC, Company Guaranteed Notes:
70,000	BBB	5.700% due 5/30/41	95,161
190,000	BBB	5.750% due 5/1/43	268,372
		BHP Billsiton Finance USA Ltd., Company Guaranteed Notes:
150,000	A	5.000% due 9/30/43	202,250
310,000	BBB+	6.750% (5-Year USD Swap Rate + 5.093%) due 10/19/75(a)(c)	360,916
		Freeport-McMoRan Inc., Company Guaranteed Notes:
30,000	BB	3.550% due 3/1/22	30,320
10,000	BB	3.875% due 3/15/23	10,074
10,000	BB	4.550% due 11/14/24	10,146
50,000	BB	5.450% due 3/15/43	48,630
		Glencore Funding LLC, Company Guaranteed Notes:
40,000	BBB+	2.875% due 4/16/20(c)	40,039
920,000	BBB+	4.125% due 3/12/24(c)	982,406
210,000	BBB+	4.625% due 4/29/24(c)	227,254
250,000	BBB+	4.000% due 3/27/27(c)	270,691
200,000	Baa2(d)	Indonesia Asahan Aluminium Persero PT, Senior Unsecured Notes, 6.530% due 11/15/28(c)	247,355
50,000	BBB	Newmont Corp., Company Guaranteed Notes, 4.875% due 3/15/42	62,939
760,000	BBB+	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	886,492
		Teck Resources Ltd., Senior Unsecured Notes:
10,000	BBB-	6.000% due 8/15/40	11,340
45,000	BBB-	6.250% due 7/15/41	52,023
90,000	BB+	Yamana Gold Inc., Company Guaranteed Notes, 4.625% due 12/15/27	99,391

		Total Mining	4,641,485

Miscellaneous Manufacturers — 0.3%
150,000	A+	3M Co., Senior Unsecured Notes, 2.375% due 8/26/29	154,037
		Eaton Corp., Company Guaranteed Notes:
76,000	A-	2.750% due 11/2/22	78,777
185,000	A-	4.150% due 11/2/42	230,989
		General Electric Co.:
		Senior Unsecured Notes:
250,000	BBB+	4.625% due 1/7/21	256,031
72,000	BBB+	4.650% due 10/17/21	75,110
390,000	BBB+	6.750% due 3/15/32	531,044
1,025,000	BBB+	2.172% (3-Month USD-LIBOR + 0.480%) due 8/15/36(a)	841,328
162,000	BBB+	6.150% due 8/7/37	212,987
230,000	BBB+	5.875% due 1/14/38	299,438
658,000	BBB+	6.875% due 1/10/39	917,865
141,000	BBB	Subordinated Notes, 5.300% due 2/11/21	145,212
75,000	BBB	Ingersoll-Rand Luxembourg Finance SA, Company Guaranteed Notes, 3.500% due 3/21/26	81,996
		Textron Inc., Senior Unsecured Notes:
70,000	BBB	3.650% due 3/15/27	75,376
140,000	BBB	3.900% due 9/17/29	155,535

		Total Miscellaneous Manufacturers	4,055,725

Oil & Gas — 1.8%
		Apache Corp., Senior Unsecured Notes:
181,000	BBB	3.250% due 4/15/22	184,688
690,000	BBB	4.375% due 10/15/28	726,707
280,000	BBB	5.100% due 9/1/40	285,367
60,000	BBB	4.250% due 1/15/44	53,453

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 1.8% — (continued)
		BP Capital Markets America Inc., Company Guaranteed Notes:
$110,000	A-	3.245% due 5/6/22	$114,252
230,000	A-	3.216% due 11/28/23	241,996
470,000	A-	3.410% due 2/11/26	511,822
90,000	A-	4.234% due 11/6/28	104,466
		BP Capital Markets PLC, Company Guaranteed Notes:
270,000	A-	3.814% due 2/10/24	291,875
30,000	A-	3.535% due 11/4/24	32,561
270,000	A-	3.506% due 3/17/25	293,767
94,000	BBB+	Canadian Natural Resources Ltd., Senior Unsecured Notes, 3.850% due 6/1/27	99,962
230,000	AA	Chevron Corp., Senior Unsecured Notes, 2.954% due 5/16/26	246,288
		Cimarex Energy Co., Senior Unsecured Notes:
87,000	BBB-	4.375% due 6/1/24	92,365
486,000	BBB-	3.900% due 5/15/27	504,447
150,000	BBB-	4.375% due 3/15/29	157,123
530,000	A+	CNOOC Finance 2015 USA LLC, Company Guaranteed Notes, 3.500% due 5/5/25	569,827
		Concho Resources Inc., Company Guaranteed Notes:
20,000	BBB-	4.375% due 1/15/25	20,703
160,000	BBB-	3.750% due 10/1/27	166,448
550,000	BBB-	4.300% due 8/15/28	598,770
		Continental Resources Inc., Company Guaranteed Notes:
78,000	BBB-	4.500% due 4/15/23	81,759
950,000	BBB-	3.800% due 6/1/24	967,489
30,000	BBB-	4.375% due 1/15/28	29,282
		Devon Energy Corp., Senior Unsecured Notes:
480,000	BBB-	5.850% due 12/15/25	570,046
280,000	BBB-	5.600% due 7/15/41	318,843
10,000	BBB-	4.750% due 5/15/42	10,261
180,000	BBB-	5.000% due 6/15/45	193,757
		Diamondback Energy Inc., Company Guaranteed Notes:
50,000	BBB-	5.375% due 5/31/25	52,215
10,000	BBB-	3.250% due 12/1/26	10,168
320,000	BBB-	3.500% due 12/1/29	316,583
		Ecopetrol SA, Senior Unsecured Notes:
95,000	BBB-	4.125% due 1/16/25	100,359
750,000	BBB-	5.875% due 5/28/45	898,826
29,000	BB-	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 5.750% due 1/30/28(c)	28,392
410,000	A-	EOG Resources Inc., Senior Unsecured Notes, 3.900% due 4/1/35	480,410
85,000	BB+	EQT Corp., Senior Unsecured Notes, 3.900% due 10/1/27	54,825
		Exxon Mobil Corp., Senior Unsecured Notes:
380,000	AA+	3.043% due 3/1/26	407,960
70,000	AA+	4.114% due 3/1/46	84,714
90,000	AA+	3.095% due 8/16/49	93,021
		Marathon Petroleum Corp., Senior Unsecured Notes:
55,000	BBB	4.750% due 12/15/23	60,078
40,000	BBB	6.500% due 3/1/41	54,007
		Noble Energy Inc., Senior Unsecured Notes:
240,000	BBB	3.850% due 1/15/28	248,752
110,000	BBB	5.250% due 11/15/43	116,477
30,000	BBB	4.950% due 8/15/47	31,619
		Oasis Petroleum Inc., Company Guaranteed Notes:
30,000	B+	6.875% due 3/15/22	23,625
29,000	B+	6.875% due 1/15/23(i)	22,547

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 1.8% — (continued)
		Occidental Petroleum Corp., Senior Unsecured Notes:
$56,000	BBB	4.850% due 3/15/21	$57,467
120,000	BBB	2.600% due 8/13/21	121,580
100,000	BBB	3.125% due 2/15/22	102,389
468,000	BBB	2.700% due 8/15/22	477,233
200,000	BBB	6.950% due 7/1/24	235,629
395,000	BBB	2.900% due 8/15/24	401,954
760,000	BBB	5.550% due 3/15/26	862,230
90,000	BBB	3.400% due 4/15/26	92,158
170,000	BBB	3.200% due 8/15/26	173,261
55,000	BBB	3.500% due 8/15/29	55,379
140,000	BBB	7.500% due 5/1/31	177,450
75,000	BBB	7.875% due 9/15/31	97,910
40,000	BBB	6.450% due 9/15/36	47,374
570,000	BBB	zero coupon, due 10/10/36	281,501
150,000	BBB	4.500% due 7/15/44	143,592
90,000	BBB	4.625% due 6/15/45	87,672
40,000	BBB	6.600% due 3/15/46	48,660
30,000	BBB	4.100% due 2/15/47	27,424
676,000	BBB	4.200% due 3/15/48	631,448
		Petrobras Global Finance BV, Company Guaranteed Notes:
1,358,000	BB-	5.299% due 1/27/25	1,486,175
360,000	BB-	5.750% due 2/1/29	406,530
		Petroleos Mexicanos, Company Guaranteed Notes:
885,000	BBB+	6.500% due 3/13/27	930,885
199,000	BBB+	6.625% due 6/15/35	199,783
35,000	BBB+	6.500% due 6/2/41	33,830
1,170,000	BBB+	6.750% due 9/21/47	1,120,527
345,000	BBB+	7.690% due 1/23/50(c)	360,578
40,000	BB-	QEP Resources Inc., Senior Unsecured Notes, 6.875% due 3/1/21	39,316
		Range Resources Corp., Company Guaranteed Notes:
8,000	BB-	5.875% due 7/1/22	6,837
140,000	BB-	5.000% due 3/15/23 (i)	101,807
118,000	BB-	4.875% due 5/15/25 (i)	74,895
		Shell International Finance BV, Company Guaranteed Notes:
180,000	AA-	4.375% due 3/25/20	180,291
500,000	AA-	3.250% due 5/11/25	538,530
260,000	AA-	2.875% due 5/10/26	277,033
300,000	AA-	3.875% due 11/13/28	340,260
114,000	AA-	4.550% due 8/12/43	142,558
323,000	AA-	4.375% due 5/11/45	398,636
40,000	AA-	4.000% due 5/10/46	46,885
400,000	A+	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(c)	440,092
		Suncor Energy Inc., Senior Unsecured Notes:
5,000	A-	5.950% due 5/15/35	6,909
58,000	A-	6.800% due 5/15/38	84,673
106,045	B	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(c)	107,369
140,000	B	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(c)	142,453
		WPX Energy Inc., Senior Unsecured Notes:
20,000	BB-	5.250% due 10/15/27	19,719
60,000	BB-	4.500% due 1/15/30	57,357

		Total Oil & Gas	22,219,141

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas Services — 0.1%
		Halliburton Co., Senior Unsecured Notes:
$220,000	A-	3.800% due 11/15/25	$241,489
20,000	A-	4.850% due 11/15/35	23,139
50,000	A-	5.000% due 11/15/45	54,342
		Schlumberger Holdings Corp., Senior Unsecured Notes:
90,000	A+	4.000% due 12/21/25(c)	99,000
171,000	A+	3.900% due 5/17/28(c)	184,477
26,600	B	Transocean Phoenix 2 Ltd., Senior Secured Notes, 7.750% due 10/15/24(c)	27,409
87,500	B	Transocean Proteus Ltd., Senior Secured Notes, 6.250% due 12/1/24(c)	88,630

		Total Oil & Gas Services	718,486

Packaging & Containers — 0.1%
500,000	BBB	Amcor Finance USA Inc., Company Guaranteed Notes, 4.500% due 5/15/28(c)	580,245
130,000	BB+	Ball Corp., Company Guaranteed Notes, 4.000% due 11/15/23	133,905
80,000	BBB-	Berry Global Inc., Senior Secured Notes, 4.875% due 7/15/26(c)	81,526
100,000	B+	Matthews International Corp., Company Guaranteed Notes, 5.250% due 12/1/25(c)	99,541
24,000	BB-	OI European Group BV, Company Guaranteed Notes, 4.000% due 3/15/23(c)	24,340
235,000	BB+	Sealed Air Corp., Company Guaranteed Notes, 5.500% due 9/15/25(c)	256,247
		WestRock RKT LLC, Company Guaranteed Notes:
39,000	BBB	4.900% due 3/1/22	41,515
20,000	BBB	4.000% due 3/1/23	21,265
200,000	BBB	WRKCo Inc., Company Guaranteed Notes, 4.900% due 3/15/29	234,792

		Total Packaging & Containers	1,473,376

Pharmaceuticals — 2.1%
		AbbVie Inc., Senior Unsecured Notes:
60,000	A-	3.375% due 11/14/21	61,858
680,000	A-	2.300% due 11/21/22(c)	691,215
730,000	A-	2.600% due 11/21/24(c)	754,811
100,000	A-	3.600% due 5/14/25	107,938
327,000	A-	2.950% due 11/21/26(c)	342,642
470,000	A-	3.200% due 11/21/29(c)	496,758
380,000	A-	4.500% due 5/14/35	447,815
175,000	A-	4.050% due 11/21/39(c)	194,184
889,000	A-	4.400% due 11/6/42	1,026,768
10,000	A-	4.875% due 11/14/48	12,322
355,000	A-	4.250% due 11/21/49(c)	403,129
385,000	BBB	Allergan Finance LLC, Company Guaranteed Notes, 3.250% due 10/1/22	401,375
		Allergan Funding SCS, Company Guaranteed Notes:
155,000	BBB	3.450% due 3/15/22	160,636
15,000	BBB	3.850% due 6/15/24	16,272
288,000	BBB	3.800% due 3/15/25	314,929
255,000	BBB	4.550% due 3/15/35	305,406
150,000	BBB	4.750% due 3/15/45	182,805
280,000	BBB	Allergan Inc., Company Guaranteed Notes, 2.800% due 3/15/23	288,989
200,000	BBB+	AstraZeneca PLC, Senior Unsecured Notes, 3.375% due 11/16/25	219,249
		Bausch Health Cos., Inc.:
17,000	B	Company Guaranteed Notes, 5.500% due 3/1/23(c)	17,028
550,000	BB	Senior Secured Notes, 5.500% due 11/1/25(c)	567,416
		Bayer US Finance II LLC, Company Guaranteed Notes:
315,000	BBB	3.875% due 12/15/23(c)	339,109
625,000	BBB	4.375% due 12/15/28(c)	712,224
285,000	BBB	4.625% due 6/25/38(c)	344,185
140,000	BBB	4.400% due 7/15/44(c)	155,690
670,000	BBB	4.875% due 6/25/48(c)	815,480

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pharmaceuticals — 2.1% — (continued)
		Bayer US Finance LLC, Company Guaranteed Notes:
$200,000	BBB	3.000% due 10/8/21(c)	$204,678
515,000	BBB	3.375% due 10/8/24(c)	547,466
		Becton Dickinson & Co., Senior Unsecured Notes:
265,000	BBB	2.404% due 6/5/20	265,526
500,000	BBB	2.894% due 6/6/22	512,870
995,000	BBB	3.363% due 6/6/24	1,055,552
61,000	BBB	3.734% due 12/15/24	66,106
47,000	BBB	4.685% due 12/15/44	58,674
		Bristol-Myers Squibb Co., Senior Unsecured Notes:
190,000	A+	2.600% due 5/16/22(c)	195,013
60,000	A+	3.550% due 8/15/22(c)	63,199
370,000	A+	2.900% due 7/26/24(c)	391,078
260,000	A+	3.875% due 8/15/25(c)	288,544
475,000	A+	3.200% due 6/15/26(c)	519,042
130,000	A+	3.400% due 7/26/29(c)	145,947
100,000	A+	4.125% due 6/15/39(c)	121,961
60,000	A+	5.000% due 8/15/45(c)	82,242
20,000	BBB	Cardinal Health Inc., Senior Unsecured Notes, 4.625% due 12/15/20	20,441
		Cigna Corp., Company Guaranteed Notes:
110,000	A-	3.400% due 9/17/21	112,985
410,000	A-	3.750% due 7/15/23	437,396
125,000	A-	3.250% due 4/15/25(c)	132,934
90,000	A-	4.125% due 11/15/25	100,335
20,000	A-	3.050% due 10/15/27(c)	20,977
720,000	A-	4.375% due 10/15/28	820,463
825,000	A-	4.900% due 12/15/48	1,024,320
		CVS Health Corp., Senior Unsecured Notes:
5,000	BBB	2.800% due 7/20/20	5,015
99,000	BBB	3.350% due 3/9/21	100,646
340,000	BBB	2.750% due 12/1/22	349,724
540,000	BBB	3.700% due 3/9/23	570,696
585,000	BBB	4.100% due 3/25/25	641,732
116,000	BBB	3.875% due 7/20/25	126,826
1,640,000	BBB	4.300% due 3/25/28	1,838,751
440,000	BBB	4.780% due 3/25/38	518,213
105,000	BBB	5.125% due 7/20/45	128,543
2,095,000	BBB	5.050% due 3/25/48	2,579,819
156,163	BBB	CVS Pass-Through Trust, Pass-Thru Certificates, 6.036% due 12/10/28	180,265
40,000	A+	Eli Lilly & Co., Senior Unsecured Notes, 3.875% due 3/15/39	49,540
		Johnson & Johnson, Senior Unsecured Notes:
400,000	AAA	2.450% due 3/1/26	421,223
30,000	AAA	2.950% due 3/3/27	32,767
110,000	AAA	3.625% due 3/3/37	126,774
15,000	AA-	Novartis Capital Corp., Company Guaranteed Notes, 3.100% due 5/17/27	16,351
55,000	AA-	Pfizer Inc., Senior Unsecured Notes, 4.125% due 12/15/46	66,999
		Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes:
45,000	BBB+	2.400% due 9/23/21	45,611
205,000	BBB+	3.200% due 9/23/26	220,343
400,000	BBB+	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 5.000% due 11/26/28	488,932
		Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes:
60,000	BB	3.650% due 11/10/21	59,685
50,000	BB	2.950% due 12/18/22	48,099
90,000	BB	Teva Pharmaceutical Finance IV BV, Company Guaranteed Notes, 3.650% due 11/10/21	89,611

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pharmaceuticals — 2.1% — (continued)
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
$280,000	BB	2.200% due 7/21/21	$272,138
300,000	BB	2.800% due 7/21/23	279,875
220,000	BB	7.125% due 1/31/25(c)	231,899
200,000	BB	3.150% due 10/1/26	174,945
130,000	AA-	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	190,841

		Total Pharmaceuticals	26,423,845

Pipelines — 1.8%
70,000	B	Blue Racer Midstream LLC/Blue Racer Finance Corp., Company Guaranteed Notes, 6.125% due 11/15/22(c)	64,121
		Cameron LNG LLC, Senior Secured Notes:
60,000	A	2.902% due 7/15/31(c)	63,033
680,000	A	3.302% due 1/15/35(c)	733,416
		Cheniere Corpus Christi Holdings LLC, Senior Secured Notes:
170,000	BBB-	7.000% due 6/30/24	194,910
170,000	BBB-	5.875% due 3/31/25	190,908
243,000	BBB-	5.125% due 6/30/27	271,434
40,000	BB+	DCP Midstream Operating LP, Company Guaranteed Notes, 6.450% due 11/3/36(c)	41,037
285,000	BBB	El Paso Natural Gas Co. LLC, Company Guaranteed Notes, 8.625% due 1/15/22	317,681
270,000	BBB-	Enbridge Inc., Subordinated Notes, 5.500% (3-Month USD-LIBOR + 3.418%) due 7/15/77(a)	267,704
		Energy Transfer Operating LP:
		Company Guaranteed Notes:
330,000	BBB-	4.250% due 3/15/23	349,925
20,000	BBB-	5.875% due 1/15/24	22,367
270,000	BBB-	4.500% due 4/15/24	292,205
170,000	BBB-	4.050% due 3/15/25	182,310
178,000	BBB-	4.750% due 1/15/26	196,391
169,000	BBB-	5.500% due 6/1/27	191,735
30,000	BBB-	4.950% due 6/15/28	33,103
240,000	BBB-	5.250% due 4/15/29	270,235
300,000	BBB-	8.250% due 11/15/29	398,486
430,000	BBB-	3.750% due 5/15/30	436,923
105,000	BBB-	4.900% due 3/15/35	114,991
140,000	BBB-	6.125% due 12/15/45	158,182
200,000	BBB-	6.000% due 6/15/48	225,503
120,000	BBB-	6.250% due 4/15/49	139,071
100,000	BBB-	5.000% due 5/15/50	101,373
140,000	BB	Junior Subordinated Notes, 6.750% (5-Year CMT Index + 5.134%)(a)(e)	138,950
		Enterprise Products Operating LLC, Company Guaranteed Notes:
50,000	BBB+	3.900% due 2/15/24	53,848
780,000	BBB+	4.150% due 10/16/28	877,479
340,000	BBB+	2.800% due 1/31/30	348,864
165,000	BBB+	4.450% due 2/15/43	182,577
40,000	BBB+	3.700% due 1/31/51	40,014
70,000	BBB+	3.950% due 1/31/60	68,827
420,000	BB	EQM Midstream Partners LP, Senior Unsecured Notes, 5.500% due 7/15/28	352,275
		Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
50,000	BBB	3.500% due 3/1/21	50,596
200,000	BBB	4.250% due 9/1/24	217,351
150,000	BBB	6.375% due 3/1/41	187,948
140,000	BBB	5.400% due 9/1/44	162,533
		Kinder Morgan Inc., Company Guaranteed Notes:
480,000	BBB	5.625% due 11/15/23(c)	536,773
290,000	BBB	4.300% due 3/1/28	323,794
50,000	BBB	5.550% due 6/1/45	59,510

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 1.8% — (continued)
$35,000	BBB+	Magellan Midstream Partners LP, Senior Unsecured Notes, 4.200% due 10/3/47	$39,420
		MPLX LP, Senior Unsecured Notes:
130,000	BBB	4.875% due 12/1/24	144,306
180,000	BBB	4.875% due 6/1/25	200,549
245,000	BBB	4.125% due 3/1/27	263,027
360,000	BBB	4.800% due 2/15/29	402,909
150,000	BBB	4.500% due 4/15/38	152,839
260,000	BBB	4.700% due 4/15/48	263,827
150,000	BBB	5.500% due 2/15/49	170,674
		NGPL PipeCo LLC, Senior Unsecured Notes:
327,000	BBB-	4.375% due 8/15/22(c)	341,932
60,000	BBB-	4.875% due 8/15/27(c)	65,323
55,000	BBB-	7.768% due 12/15/37(c)	72,403
190,000	A	Northern Natural Gas Co., Senior Unsecured Notes, 4.300% due 1/15/49(c)	230,557
210,000	BBB	Northwest Pipeline LLC, Senior Unsecured Notes, 4.000% due 4/1/27	225,569
276,390	BBB	Pipeline Funding Co. LLC, Senior Secured Notes, 7.500% due 1/15/30(c)	356,230
		Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes:
15,000	BBB-	3.650% due 6/1/22	15,427
300,000	BBB-	4.650% due 10/15/25	326,881
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
177,000	BBB-	5.625% due 4/15/20(c)	177,549
300,000	BBB-	4.950% due 7/15/29(c)	298,570
280,000	BBB-	6.875% due 4/15/40(c)	287,551
367,424	BB	Ruby Pipeline LLC, Senior Unsecured Notes, 6.500% due 4/1/22(c)	371,984
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
644,000	BBB-	5.750% due 5/15/24	724,811
322,000	BBB-	5.625% due 3/1/25	366,403
110,000	BBB-	5.875% due 6/30/26	127,768
210,000	BBB-	5.000% due 3/15/27	232,323
258,000	BBB+	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 8.000% due 3/1/32	380,445
95,000	BBB+	Spectra Energy Partners LP, Company Guaranteed Notes, 3.500% due 3/15/25	101,570
		Sunoco Logistics Partners Operations LP, Company Guaranteed Notes:
35,000	BBB-	5.350% due 5/15/45	37,613
300,000	BBB-	5.400% due 10/1/47	317,529
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
50,000	BB	4.250% due 11/15/23	49,339
20,000	BB	5.875% due 4/15/26	20,639
20,000	BB	5.375% due 2/1/27	20,537
50,000	BB	6.500% due 7/15/27	52,313
20,000	BB	6.875% due 1/15/29	21,675
50,000	BB	5.500% due 3/1/30(c)	49,547
560,000	BBB	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(c)	566,015
		Texas Eastern Transmission LP, Senior Unsecured Notes:
30,000	BBB+	2.800% due 10/15/22(c)	30,672
106,000	BBB+	3.500% due 1/15/28(c)	112,350
295,000	BBB+	4.150% due 1/15/48(c)	329,975
		TransCanada PipeLines Ltd., Senior Unsecured Notes:
245,000	BBB+	4.875% due 1/15/26	278,682
105,000	BBB+	4.250% due 5/15/28	117,718
23,000	BBB+	5.850% due 3/15/36	29,899
		Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
1,119,000	BBB	7.850% due 2/1/26	1,447,146
270,000	BBB	4.000% due 3/15/28	294,198
90,000	BBB	4.600% due 3/15/48	99,694

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Pipelines — 1.8% — (continued)
		Western Midstream Operating LP, Senior Unsecured Notes:
$140,000	BBB-	4.000% due 7/1/22	$143,464
50,000	BBB-	2.698% (3-Month USD-LIBOR + 0.850%) due 1/13/23(a)	49,825
140,000	BBB-	3.100% due 2/1/25	139,900
40,000	BBB-	4.500% due 3/1/28	40,125
620,000	BBB-	4.050% due 2/1/30	609,110
55,000	BBB-	5.300% due 3/1/48	49,874
10,000	BBB-	5.500% due 8/15/48	9,326
90,000	BBB-	5.250% due 2/1/50	83,780
		Williams Cos., Inc. (The), Senior Unsecured Notes:
70,000	BBB	5.250% due 3/15/20	70,085
30,000	BBB	4.125% due 11/15/20	30,308
336,000	BBB	7.875% due 9/1/21	367,895
100,000	BBB	7.500% due 1/15/31	134,591
260,000	BBB	7.750% due 6/15/31	360,291
116,000	BBB	8.750% due 3/15/32	176,529
250,000	BBB	5.100% due 9/15/45	274,221

		Total Pipelines	21,614,095

Real Estate Investment Trusts (REITs) — 0.6%
103,000	BBB+	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 3.800% due 4/15/26	114,174
		American Tower Corp., Senior Unsecured Notes:
15,000	BBB-	2.750% due 1/15/27	15,487
80,000	BBB-	3.950% due 3/15/29	88,720
464,000	BBB-	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 3.849% due 4/15/23	492,923
		Crown Castle International Corp., Senior Unsecured Notes:
10,000	BBB-	3.400% due 2/15/21	10,139
35,000	BBB-	5.250% due 1/15/23	38,423
15,000	BBB-	3.700% due 6/15/26	16,302
305,000	BBB-	3.100% due 11/15/29	322,110
25,000	BBB-	4.750% due 5/15/47	30,953
100,000	BBB-	5.200% due 2/15/49	129,857
		GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
855,000	BBB-	4.875% due 11/1/20	866,124
770,000	BBB-	5.250% due 6/1/25	863,663
592,000	BBB-	5.375% due 4/15/26	669,333
220,000	BBB-	5.300% due 1/15/29	254,743
257,000	BBB-	4.000% due 1/15/30	273,657
		Healthpeak Properties Inc., Senior Unsecured Notes:
261,000	BBB+	4.250% due 11/15/23	284,246
500,000	BBB+	3.400% due 2/1/25	537,475
400,000	BBB	Highwoods Realty LP, Senior Unsecured Notes, 3.200% due 6/15/21	407,157
350,000	BBB	Life Storage LP, Company Guaranteed Notes, 3.875% due 12/15/27	389,319
160,000	BB-	MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes, 4.500% due 1/15/28	164,456
160,000	A-	Realty Income Corp., Senior Unsecured Notes, 3.000% due 1/15/27	171,760
400,000	BBB-	Reckson Operating Partnership LP, Company Guaranteed Notes, 7.750% due 3/15/20	400,803
69,000	BB-	SBA Communications Corp., Senior Unsecured Notes, 4.875% due 9/1/24	71,056
35,000	BBB-	Service Properties Trust, Senior Unsecured Notes, 4.350% due 10/1/24	36,982
400,000	BBB+	Ventas Realty LP, Company Guaranteed Notes, 3.750% due 5/1/24	430,496

		Total Real Estate Investment Trusts (REITs)	7,080,358

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Retail — 0.3%
		Alimentation Couche-Tard Inc.:
$250,000	BBB	Company Guaranteed Notes, 3.550% due 7/26/27(c)	$271,063
100,000	BBB	Senior Unsecured Notes, 3.800% due 1/25/50(c)	99,485
		Home Depot Inc. (The), Senior Unsecured Notes:
60,000	A	3.000% due 4/1/26	64,834
10,000	A	2.125% due 9/15/26	10,297
55,000	A	3.900% due 12/6/28	63,269
70,000	A	5.875% due 12/16/36	101,194
		Lowe’s Cos., Inc., Senior Unsecured Notes:
45,000	BBB+	2.500% due 4/15/26	46,587
85,000	BBB+	3.700% due 4/15/46	90,945
15,000	BBB+	4.050% due 5/3/47	16,912
		McDonald’s Corp., Senior Unsecured Notes:
170,000	BBB+	3.700% due 1/30/26	186,862
340,000	BBB+	3.800% due 4/1/28	380,861
10,000	BBB+	3.700% due 2/15/42	10,915
280,000	BBB+	3.625% due 5/1/43	300,812
15,000	BBB+	4.450% due 3/1/47	18,261
120,000	BBB+	3.625% due 9/1/49	131,017
128,000	CCC-	Rite Aid Corp., Company Guaranteed Notes, 6.125% due 4/1/23(c)	117,600
		Starbucks Corp., Senior Unsecured Notes:
45,000	BBB+	3.800% due 8/15/25	49,667
30,000	BBB+	3.750% due 12/1/47	33,066
15,000	BBB+	4.500% due 11/15/48	17,863
		Walgreens Boots Alliance Inc., Senior Unsecured Notes:
95,000	BBB	3.800% due 11/18/24	101,440
635,000	BBB	3.450% due 6/1/26	668,342
		Walmart Inc., Senior Unsecured Notes:
100,000	AA	3.050% due 7/8/26	108,582
290,000	AA	3.700% due 6/26/28	329,641
40,000	AA	3.250% due 7/8/29	44,650

		Total Retail	3,264,165

Savings & Loans — 0.0%
500,000	BBB+	Nationwide Building Society, Senior Unsecured Notes, 4.363% (3-Month USD-LIBOR + 1.392%) due 8/1/24(a)(c)	537,255

Semiconductors — 0.4%
		Analog Devices Inc., Senior Unsecured Notes:
200,000	BBB	3.500% due 12/5/26	219,356
10,000	BBB	5.300% due 12/15/45	13,432
150,000	A-	Applied Materials Inc., Senior Unsecured Notes, 5.850% due 6/15/41	224,054
		Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes:
400,000	BBB-	3.000% due 1/15/22	407,851
865,000	BBB-	3.625% due 1/15/24	908,517
473,000	BBB-	3.875% due 1/15/27	494,739
		Broadcom Inc., Company Guaranteed Notes:
335,000	BBB-	3.125% due 4/15/21(c)	340,251
255,000	BBB-	3.125% due 10/15/22(c)	263,706
355,000	BBB-	3.625% due 10/15/24(c)	373,680
		Intel Corp., Senior Unsecured Notes:
70,000	A+	3.700% due 7/29/25	77,330
5,000	A+	4.100% due 5/19/46	6,087
54,000	A+	3.734% due 12/8/47	63,760
		KLA Corp., Senior Unsecured Notes:
150,000	BBB+	4.100% due 3/15/29	171,079

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Semiconductors — 0.4% — (continued)
$158,000	BBB+	3.300% due 3/1/50	$155,887
		Lam Research Corp., Senior Unsecured Notes:
54,000	BBB+	2.800% due 6/15/21	54,886
30,000	BBB+	3.800% due 3/15/25	33,035
100,000	BBB+	3.750% due 3/15/26	110,565
80,000	BBB+	4.875% due 3/15/49	105,457
320,000	A-	NVIDIA Corp., Senior Unsecured Notes, 3.200% due 9/16/26	349,198
		NXP BV/NXP Funding LLC, Company Guaranteed Notes:
486,000	BBB	4.125% due 6/1/21(c)	499,751
280,000	BBB	4.625% due 6/1/23(c)	303,031
100,000	BBB	NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes, 4.300% due 6/18/29(c)	112,316
		QUALCOMM Inc., Senior Unsecured Notes:
30,000	A-	4.650% due 5/20/35	37,484
79,000	A-	4.800% due 5/20/45	100,462

		Total Semiconductors	5,425,914

Shipbuilding — 0.0%
		Huntington Ingalls Industries Inc., Company Guaranteed Notes:
147,000	BBB	5.000% due 11/15/25(c)	153,705
227,000	BBB	3.483% due 12/1/27	245,905

		Total Shipbuilding	399,610

Software — 0.5%
		Activision Blizzard Inc., Senior Unsecured Notes:
380,000	BBB+	3.400% due 9/15/26	409,079
165,000	BBB+	3.400% due 6/15/27	177,214
		Autodesk Inc., Senior Unsecured Notes:
145,000	BBB	3.125% due 6/15/20	145,498
20,000	BBB	3.500% due 6/15/27	22,003
66,000	BBB	2.850% due 1/15/30	69,615
125,000	BBB+	Electronic Arts Inc., Senior Unsecured Notes, 4.800% due 3/1/26	146,248
		Fidelity National Information Services Inc.:
19,000	BBB	Company Guaranteed Notes, 3.500% due 4/15/23	20,124
		Senior Unsecured Notes:
9,000	BBB	3.000% due 8/15/26	9,626
250,000	BBB	3.750% due 5/21/29	282,161
		Fiserv Inc., Senior Unsecured Notes:
35,000	BBB	3.850% due 6/1/25	38,379
340,000	BBB	3.200% due 7/1/26	363,883
155,000	BBB	4.200% due 10/1/28	177,727
170,000	BBB	3.500% due 7/1/29	186,620
		Microsoft Corp., Senior Unsecured Notes:
270,000	AAA	2.875% due 2/6/24	285,110
70,000	AAA	2.700% due 2/12/25	74,127
1,030,000	AAA	2.400% due 8/8/26	1,084,508
685,000	AAA	3.300% due 2/6/27	759,379
110,000	AAA	3.500% due 2/12/35	128,123
10,000	AAA	3.450% due 8/8/36	11,558
20,000	AAA	4.100% due 2/6/37	24,835
135,000	AAA	3.500% due 11/15/42	157,735
30,000	AAA	3.700% due 8/8/46	36,483
55,000	AAA	4.000% due 2/12/55	69,710
50,000	AAA	3.950% due 8/8/56	63,679
20,000	AAA	4.500% due 2/6/57	27,830

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Software — 0.5% — (continued)
		Oracle Corp., Senior Unsecured Notes:
$40,000	A+	2.950% due 11/15/24	$42,493
235,000	A+	3.250% due 11/15/27	258,446
15,000	A+	4.300% due 7/8/34	18,431
285,000	A+	3.900% due 5/15/35	333,238
60,000	A+	3.800% due 11/15/37	69,436
		salesforce.com Inc., Senior Unsecured Notes:
130,000	A	3.250% due 4/11/23	137,080
450,000	A	3.700% due 4/11/28	509,245
111,000	B+	SS&C Technologies Inc., Company Guaranteed Notes, 5.500% due 9/30/27(c)	116,447

		Total Software	6,256,070

Telecommunications — 1.6%
		AT&T Inc., Senior Unsecured Notes:
1,000,000	BBB	zero coupon, due 11/27/22(c)	953,324
290,000	BBB	3.400% due 5/15/25	309,120
20,000	BBB	4.250% due 3/1/27	22,557
60,000	BBB	4.350% due 3/1/29	68,395
1,260,000	BBB	4.300% due 2/15/30	1,443,383
350,000	BBB	4.500% due 5/15/35	408,117
50,000	BBB	5.250% due 3/1/37	61,943
30,000	BBB	6.250% due 3/29/41	40,603
150,000	BBB	5.150% due 3/15/42	183,242
355,000	BBB	4.800% due 6/15/44	420,591
335,000	BBB	4.350% due 6/15/45	378,151
850,000	BBB	4.750% due 5/15/46	998,522
340,000	BBB	5.150% due 11/15/46	421,373
278,000	BBB	4.500% due 3/9/48	319,199
150,000	BBB	4.550% due 3/9/49	174,028
		Corning Inc., Senior Unsecured Notes:
15,000	BBB+	3.700% due 11/15/23	15,999
25,000	BBB+	4.375% due 11/15/57	27,292
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
184,000	CCC+	8.500% due 10/15/24(c)	159,236
605,000	CCC+	9.750% due 7/15/25(c)	534,796
200,000	BBB	Koninklijke KPN NV, Senior Unsecured Notes, 8.375% due 10/1/30	280,757
145,000	BB	Level 3 Financing Inc., Company Guaranteed Notes, 5.375% due 5/1/25	148,323
		Motorola Solutions Inc., Senior Unsecured Notes:
235,000	BBB-	4.600% due 5/23/29	269,804
155,000	BBB-	5.500% due 9/1/44	183,955
150,000	BBB-	Qwest Corp., Senior Unsecured Notes, 7.250% due 9/15/25	175,617
		Sprint Capital Corp., Company Guaranteed Notes:
10,000	B	6.875% due 11/15/28	11,931
130,000	B	8.750% due 3/15/32	180,784
267,000	B+	Sprint Communications Inc., Company Guaranteed Notes, 7.000% due 3/1/20(c)	267,000
		Sprint Corp., Company Guaranteed Notes:
44,000	B	7.875% due 9/15/23	50,362
70,000	B+	7.250% due 2/1/28(c)	70,256
		Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes:
1,289,313	Baa2(d)	3.360% due 9/20/21(c)	1,301,368
905,000	Baa2(d)	4.738% due 3/20/25(c)	970,943
500,000	Baa2(d)	5.152% due 3/20/28(c)	566,329
		Telefonica Emisiones SA, Company Guaranteed Notes:
680,000	BBB	5.134% due 4/27/20	683,230

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Telecommunications — 1.6% — (continued)
$330,000	BBB	4.103% due 3/8/27	$366,815
150,000	BBB	4.895% due 3/6/48	182,743
		T-Mobile USA Inc., Company Guaranteed Notes:
150,000	BB+	6.000% due 3/1/23	152,188
165,000	BB+	6.000% due 4/15/24	168,868
63,000	BB+	4.500% due 2/1/26	63,964
192,000	BB+	4.750% due 2/1/28	200,275
		Verizon Communications Inc., Senior Unsecured Notes:
80,000	BBB+	3.500% due 11/1/24	86,666
770,000	BBB+	3.376% due 2/15/25	834,186
220,000	BBB+	2.625% due 8/15/26	231,078
180,000	BBB+	4.125% due 3/16/27	204,925
546,000	BBB+	4.329% due 9/21/28	642,413
740,000	BBB+	4.500% due 8/10/33	907,975
140,000	BBB+	4.400% due 11/1/34	171,221
576,000	BBB+	4.272% due 1/15/36	692,674
150,000	BBB+	5.250% due 3/16/37	200,599
105,000	BBB+	4.862% due 8/21/46	138,811
20,000	BBB+	5.500% due 3/16/47	29,297
150,000	BBB+	4.522% due 9/15/48	194,287
		Vodafone Group PLC, Senior Unsecured Notes:
260,000	BBB	3.750% due 1/16/24	279,718
105,000	BBB	4.125% due 5/30/25	117,336
330,000	BBB	4.375% due 5/30/28	379,430
610,000	BBB	5.250% due 5/30/48	770,128
650,000	BBB	4.875% due 6/19/49	782,779
120,000	BBB	4.250% due 9/17/50	132,652

		Total Telecommunications	20,031,558

Toys/Games/Hobbies — 0.0%
		Hasbro Inc., Senior Unsecured Notes:
44,000	BBB-	2.600% due 11/19/22	45,305
45,000	BBB-	3.900% due 11/19/29	47,379

		Total Toys/Games/Hobbies	92,684

Transportation — 0.3%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
100,000	A+	3.000% due 4/1/25	107,105
50,000	A+	5.750% due 5/1/40	71,781
79,000	A+	4.550% due 9/1/44	98,187
15,000	A+	4.150% due 4/1/45	18,005
10,000	A+	3.900% due 8/1/46	11,768
15,000	A+	4.150% due 12/15/48	18,252
		CSX Corp., Senior Unsecured Notes:
240,000	BBB+	2.600% due 11/1/26	252,961
160,000	BBB+	3.250% due 6/1/27	172,106
55,000	BBB+	3.800% due 3/1/28	61,357
20,000	BBB+	6.150% due 5/1/37	27,897
65,000	BBB+	4.300% due 3/1/48	78,785
50,000	BBB+	3.950% due 5/1/50	58,045
		FedEx Corp., Company Guaranteed Notes:
50,000	BBB	3.875% due 8/1/42	50,620
90,000	BBB	5.100% due 1/15/44	105,632
9,000	BBB	4.100% due 2/1/45	9,224

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Transportation — 0.3% — (continued)
		Norfolk Southern Corp., Senior Unsecured Notes:
$30,000	BBB+	3.650% due 8/1/25	$33,075
50,000	BBB+	2.900% due 6/15/26	53,546
95,000	BBB+	4.150% due 2/28/48	116,587
80,000	BBB+	3.400% due 11/1/49	87,654
		Union Pacific Corp., Senior Unsecured Notes:
64,000	A-	4.163% due 7/15/22	67,735
50,000	A-	3.750% due 7/15/25	55,256
30,000	A-	2.750% due 3/1/26	31,522
60,000	A-	2.150% due 2/5/27	61,234
470,000	A-	3.950% due 9/10/28	535,741
205,000	A-	4.300% due 3/1/49	247,939
135,000	A-	3.250% due 2/5/50	139,795
300,000	A-	3.839% due 3/20/60(c)	331,266
160,000	A-	3.750% due 2/5/70	166,545
		United Parcel Service Inc., Senior Unsecured Notes:
75,000	A	3.400% due 3/15/29	82,732
55,000	A	2.500% due 9/1/29	57,130

		Total Transportation	3,209,482

Trucking & Leasing — 0.0%
		Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
4,000	BBB	3.400% due 11/15/26(c)	4,285
1,000	BBB	4.200% due 4/1/27(c)	1,111

		Total Trucking & Leasing	5,396

		TOTAL CORPORATE BONDS & NOTES (Cost—$308,587,185)	333,052,480

U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 21.9%

U.S. GOVERNMENT AGENCIES — 0.1%
345,000		Federal Home Loan Bank (FHLB), 4.000% due 9/1/28	415,360
		Federal National Mortgage Association (FNMA), Principal Strip:
575,000		zero coupon, due 1/15/30(j)	490,453
595,000		zero coupon, due 5/15/30(j)	504,459
325,000		Residual Funding Corp., Principal Strip, zero coupon, due 1/15/21(j)	321,563

		TOTAL U.S. GOVERNMENT AGENCIES	1,731,835

U.S. GOVERNMENT OBLIGATIONS — 21.8%
		U.S. Treasury Bonds:
1,660,000		4.500% due 2/15/36	2,417,018
795,000		5.000% due 5/15/37	1,239,983
615,000		4.625% due 2/15/40	950,415
690,000		3.750% due 8/15/41	965,043
4,195,000		3.125% due 11/15/41	5,388,117
910,000		2.750% due 8/15/42	1,104,584
100,000		3.125% due 2/15/43	128,687
1,005,000		3.625% due 8/15/43	1,395,870
15,250,000		3.750% due 11/15/43	21,590,962
1,435,000		3.625% due 2/15/44	1,997,957
415,000		3.125% due 8/15/44	536,874
1,375,000		3.000% due 11/15/44	1,745,095
320,000		3.000% due 5/15/45	407,169
625,000		2.875% due 8/15/45	779,932
2,560,000		3.000% due 11/15/45	3,267,300
358,000		3.000% due 2/15/47	461,575

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 21.8% — (continued)
$500,000	2.750% due 8/15/47	$618,135
5,195,000	3.000% due 2/15/48	6,735,135
4,065,000	3.125% due 5/15/48	5,398,193
2,120,000	3.375% due 11/15/48	2,951,976
2,065,000	3.000% due 2/15/49	2,701,117
1,010,000	2.875% due 5/15/49	1,293,569
190,000	2.250% due 8/15/49	215,791
13,229,000	2.375% due 11/15/49	15,430,647
8,200,000	2.000% due 2/15/50	8,846,391
2,020,000	U.S. Treasury Bonds, Principal Strip, zero coupon, due 5/15/49(j)	1,233,124
	U.S. Treasury Inflation Indexed Bonds:
294,391	1.750% due 1/15/28	342,044
311,500	2.125% due 2/15/40	443,630
705,095	0.750% due 2/15/42	810,884
1,146,714	1.375% due 2/15/44	1,499,344
1,268,900	1.000% due 2/15/46	1,563,037
2,594,779	1.000% due 2/15/48	3,243,798
5,616,710	1.000% due 2/15/49	7,079,679
6,872,768	0.250% due 2/15/50	7,214,573
	U.S. Treasury Inflation Indexed Notes:
3,193,656	0.625% due 4/15/23	3,285,213
967,946	0.500% due 4/15/24	1,001,749
616,877	0.125% due 7/15/24	633,116
3,295,231	0.125% due 10/15/24	3,386,396
4,583,031	0.250% due 7/15/29	4,840,333
978,824	0.125% due 1/15/30	1,022,398
	U.S. Treasury Notes:
4,105,000	2.750% due 9/15/21	4,217,006
5,750,000	1.500% due 9/30/21	5,799,414
23,780,000	1.500% due 10/31/21	24,002,009
1,910,000	2.875% due 11/15/21	1,972,485
7,550,000	1.500% due 11/30/21	7,625,942
21,310,000	1.625% due 12/31/21	21,585,532
4,570,000	1.375% due 1/31/22	4,611,951
7,925,000	1.125% due 2/28/22	7,964,006
20,000	2.750% due 8/31/23	21,277
50,000	2.250% due 4/30/24	52,734
7,650,000	1.750% due 7/31/24	7,927,163
445,000	1.500% due 10/31/24	456,864
430,000	1.500% due 11/30/24	441,741
4,500,000	1.750% due 12/31/24	4,676,748
14,295,000	1.375% due 1/31/25	14,610,774
5,630,000	1.125% due 2/28/25	5,688,719
1,530,000	2.500% due 2/28/26	1,663,965
2,460,000	2.250% due 3/31/26	2,641,713
285,000	1.875% due 6/30/26	300,141
280,000	1.375% due 8/31/26	286,245
545,000	1.625% due 10/31/26	565,885
2,810,000	1.625% due 11/30/26	2,918,558
1,125,000	1.250% due 2/28/27	1,131,504
18,295,000	1.750% due 11/15/29	19,334,099
1,090,000	1.500% due 2/15/30	1,128,235

	TOTAL U.S. GOVERNMENT OBLIGATIONS	267,791,563

	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost — $248,494,278)	269,523,398

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.6%
$1,941,221	D	Aames Mortgage Investment Trust, Series 2005-4, Class M2, 2.362% (1-Month USD-LIBOR + 0.735%) due 10/25/35(a)	$1,944,150
2,594,205	BB+	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 1.847% (1-Month USD-LIBOR + 0.220%) due 2/25/37(a)	2,570,977
87,729	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 2.277% (1-Month USD-LIBOR + 0.650%) due 6/25/29(a)	75,528
1,115,199	CCC	Alternative Loan Trust, Series 2005-56, Class 4A1, 1.937% (1-Month USD-LIBOR + 0.310%) due 11/25/35(a)	1,125,369
680,000	BBB	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.194% due 6/7/49(c)	701,570
443,020	Aaa(d)	Ascentium Equipment Receivables Trust, Series 2017-2A, Class A3, 2.310% due 12/10/21(c)	445,747
		Asset-Backed Securities Corp. Home Equity Loan Trust:
817,978	CCC	Series 2007-HE1, Class A1B, 1.777% (1-Month USD-LIBOR + 0.150%) due 12/25/36(a)	804,929
2,322,091	CCC	Series 2007-HE1, Class A4, 1.767% (1-Month USD-LIBOR + 0.140%) due 12/25/36(a)	2,261,621
		BAMLL Commercial Mortgage Securities Trust:
480,000	AA-	Series 2015-200P, Class B, 3.490% due 4/14/33(c)	515,918
420,000	AAA(k)	Series 2018-PARK, Class A, 4.091% due 8/10/38(a)(c)	491,616
44,772	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 4.668% due 7/25/34(a)	47,145
495,000	AAA	Barclays Commercial Mortgage Trust, Series 2019-C5, Class A4, 3.063% due 11/15/52	540,681
515,000	AAA	Barings CLO Ltd., Series 2013-IA, Class AR, 2.619% (3-Month USD-LIBOR + 0.800%) due 1/20/28(a)(c)	515,090
285,000	AAA	BB-UBS Trust, Series 2012-SHOW, Class A, 3.430% due 11/5/36(c)	306,859
579,701	NR	BCAP LLC Trust, Series 2015-RR5, Class 1A3, 6.049% due 8/26/36(a)(c)	574,922
194,262	WD(k)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 4.212% due 5/25/47(a)	190,721
87,078	B	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2, 4.103% due 5/25/35(a)	89,093
415,613	CCC	Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(a)	431,599
		Benchmark Mortgage Trust:
285,000	AAA	Series 2018-B1, Class A2, 3.571% due 1/15/51	299,577
348,000	AAA	Series 2019-B13, Class A4, 2.952% due 8/15/57	378,206
467,000	AAA	Series 2019-B15, Class A5, 2.928% due 12/15/72	506,991
590,000	AAA	BlueMountain CLO Ltd., Series 2015-2A, Class A1R, 2.749% (3-Month USD-LIBOR + 0.930%) due 7/18/27(a)(c)	590,043
		BX Commercial Mortgage Trust:
504,000	NR	Series 2018-IND, Class G, 3.709% (1-Month USD-LIBOR + 2.050%) due 11/15/35(a)(c)	505,478
940,000	AAA	Series 2019-IMC, Class A, 2.659% (1-Month USD-LIBOR + 1.000%) due 4/15/34(a)(c)	940,365
		CD Mortgage Trust:
2,035,679	AA+	Series 2017-CD4, Class XA, 1.307% due 5/10/50(a)(l)	141,527
1,247,000	Aaa(d)	Series 2017-CD6, Class ASB, 3.332% due 11/13/50	1,349,718
298,970	AAA	Centex Home Equity Loan Trust, Series 2006-A, Class AV4, 1.877% (1-Month USD-LIBOR + 0.250%) due 6/25/36(a)	299,381
545,000	AA+	CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% due 3/13/35(c)	572,364
83,810	BB	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 4.617% due 2/25/37(a)	87,797
		Chevy Chase Funding LLC Mortgage-Backed Certificates:
544,655	A	Series 2004-2A, Class A1, 1.897% (1-Month USD-LIBOR + 0.270%) due 5/25/35(a)(c)	540,771
1,373,572	CCC	Series 2004-2A, Class B1, 2.271% due 5/25/35(a)(c)	1,133,923
		CIM Trust:
972,881	NR	Series 2018-R5, Class A1, 3.750% due 7/25/58(a)(c)	999,294
913,677	NR	Series 2018-R6, Class A1, 2.731% (1-Month USD-LIBOR + 1.076%) due 9/25/58(a)(c)	910,751
1,745,580	NR	Series 2019-R4, Class A1, 3.000% due 10/25/59(a)(c)	1,756,912
		Citigroup Commercial Mortgage Trust:
410,000	Aaa(d)	Series 2013-375P, Class A, 3.251% due 5/10/35(c)	430,691
575,000	Aaa(d)	Series 2015-P1, Class A5, 3.717% due 9/15/48	634,777
500,000	Aaa(d)	Series 2016-P5, Class A4, 2.941% due 10/10/49	536,206

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.6% — (continued)
$355,000	Aaa(d)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	$381,964
1,440,000	B3(d)	Series 2019-SST2, Class F, 4.159% (1-Month USD-LIBOR + 2.500%) due 12/15/36(a)(c)	1,445,631
1,651,640	CC	Citigroup Mortgage Loan Trust, Series 2006-AR6, Class 2A4, 1.847% (1-Month USD-LIBOR + 0.220%) due 9/25/36(a)	619,881
		Commercial Mortgage Trust:
265,000	AAA(k)	Series 2013-300P, Class A1, 4.353% due 8/10/30(c)	286,588
190,000	AA-(k)	Series 2013-300P, Class B, 4.394% due 8/10/30(a)(c)	205,549
260,000	BB	Series 2013-CR9, Class E, 4.245% due 7/10/45(a)(c)	167,162
534,857	Aaa(d)	Series 2013-CR11, Class A3, 3.983% due 8/10/50	578,603
40,000	Aa3(d)	Series 2013-CR12, Class B, 4.762% due 10/10/46(a)	42,658
20,000	Baa1(d)	Series 2013-CR12, Class C, 5.076% due 10/10/46(a)	20,661
265,000	AAA(k)	Series 2014-277P, Class A, 3.611% due 8/10/49(a)(c)	287,902
140,000	AAA	Series 2014-CR18, Class A5, 3.828% due 7/15/47	152,847
567,411	AAA	Series 2014-CR18, Class ASB, 3.452% due 7/15/47	584,745
210,000	A-(k)	Series 2014-CR21, Class C, 4.427% due 12/10/47(a)	227,569
345,000	Aaa(d)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	376,570
3,051,934	Aa1(d)	Series 2015-CR25, Class XA, 0.840% due 8/10/48(a)(l)	116,595
175,000	Aaa(d)	Series 2015-CR26, Class A4, 3.630% due 10/10/48	192,602
270,000	AAA	Series 2016-787S, Class A, 3.545% due 2/10/36(c)	296,359
475,000	Aaa(d)	Series 2018-COR3, Class A3, 4.228% due 5/10/51	553,825
		Countrywide Asset-Backed Certificates:
127,175	CCC	Series 2006-SD3, Class A1, 1.957% (1-Month USD-LIBOR + 0.330%) due 7/25/36(a)(c)	123,104
279,200	AA	Series 2007-13, Class 2A2, 2.427% (1-Month USD-LIBOR + 0.800%) due 10/25/47(a)	271,912
		Countrywide Home Loan Mortgage Pass-Through Trust:
85,261	Ca(d)	Series 2005-11, Class 3A3, 2.812% due 4/25/35(a)	71,441
64,521	WR(d)	Series 2005-11, Class 6A1, 2.261% (1-Month USD-LIBOR + 0.600%) due 3/25/35(a)	56,955
		Credit Suisse Commercial Mortgage Capital Trust:
290,000	B-	Series 2014-USA, Class F, 4.373% due 9/15/37(c)	277,417
488,341	NR	Series 2015-5R, Class 1A1, 3.066% due 9/27/46(a)(c)	490,597
240,000	Aaa(d)	Series 2017-LSTK, Class A, 2.761% due 4/5/33(c)	241,848
		Credit Suisse Commercial Mortgage Trust:
11,447	Caa3(d)	Series 2006-C3, Class AJ, 6.622% due 6/15/38(a)	6,251
14,773	Caa3(d)	Series 2006-C5, Class AJ, 5.373% due 12/15/39	7,299
43,308	WR(d)	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1, 4.500% due 7/25/20	44,858
		Credit Suisse Mortgage Capital Certificates:
660,000	Aaa(d)	Series 2019-ICE4, Class A, 2.639% (1-Month USD-LIBOR + 0.980%) due 5/15/36(a)(c)	660,669
950,000	B2(d)	Series 2019-ICE4, Class F, 4.309% (1-Month USD-LIBOR + 2.650%) due 5/15/36(a)(c)	954,176
		CSAIL Commercial Mortgage Trust:
295,000	Aaa(d)	Series 2015-C1, Class A4, 3.505% due 4/15/50	320,536
396,000	AAA	Series 2019-C17, Class A5, 3.016% due 9/15/52	430,366
2,149,290	AAA(k)	CSMC Trust, Series 2018-J1, Class A2, 3.500% due 2/25/48(a)(c)	2,224,252
949,397	CC	CWABS Revolving Home Equity Loan Trust, Series 2004-B, Class 2A, 1.878% (1-Month USD-LIBOR + 0.220%) due 2/15/29(a)	887,830
390,000	Aaa(d)	DC Office Trust, Series 2019-MTC, Class A, 2.965% due 9/15/45(c)	423,096
55,413	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 2.447% (1-Month USD-LIBOR + 0.800%) due 11/19/44(a)	52,929
700,000	AAA	Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, 2.892% (3-Month USD-LIBOR + 1.200%) due 8/15/30(a)(c)	700,732
975,000	AAA	Eaton Vance CLO Ltd., Series 2013-1A, Class A1RR, 2.991% (3-Month USD-LIBOR + 1.160%) due 1/15/28(a)(c)	975,073
355,433	B-	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 4.177% (1-Month USD-LIBOR + 2.550%) due 9/25/33(a)	359,973
		Federal Home Loan Mortgage Corp. (FHLMC), Interest Strips:
100,046	NR	Series 334, Class S7, 4.442% (6.100% — 1-Month USD-LIBOR) due 8/15/44(l)(m)	21,049

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.6% — (continued)
$141,013	NR	Series 353, Class S1, 4.342% (6.000% — 1-Month USD-LIBOR) due 12/15/46(l)(m)	$29,015
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
8,053	NR	Series 1865, Class DA, 26.676% (31.310% — 11th District Cost of Funds Index) due 2/15/24(l)(m)	2,202
38,242	NR	Series 3451, Class SB, 4.372% (6.030% — 1-Month USD-LIBOR) due 5/15/38(l)(m)	5,317
77,067	NR	Series 3621, Class SB, 4.572% (6.230% — 1-Month USD-LIBOR) due 1/15/40(l)(m)	16,046
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	649,589
984,701	NR	Series 3866, Class SA, 4.292% (5.950% — 1-Month USD-LIBOR) due 5/15/41(l)(m)	128,051
369,618	NR	Series 3947, Class SG, 4.292% (5.950% — 1-Month USD-LIBOR) due 10/15/41(l)(m)	62,393
26,519	NR	Series 3973, Class SA, 4.832% (6.490% — 1-Month USD-LIBOR) due 12/15/41(l)(m)	5,881
316,837	NR	Series 4203, Class PS, 4.592% (6.250% — 1-Month USD-LIBOR) due 9/15/42(l)(m)	49,409
359,631	NR	Series 4210, Class Z, 3.000% due 5/15/43	381,197
134,576	NR	Series 4239, Class IO, 3.500% due 6/15/27(l)	9,966
313,059	NR	Series 4316, Class XZ, 4.500% due 3/15/44	385,017
97,966	NR	Series 4335, Class SW, 4.342% (6.000% — 1-Month USD-LIBOR) due 5/15/44(l)(m)	19,165
824,859	NR	Series 4639, Class HZ, step bond to yield, 3.250% due 4/15/53	959,483
1,339,704	NR	Series 4879, Class BC, 3.000% due 4/15/49	1,402,946
80,881	NR	Series R007, Class ZA, 6.000% due 5/15/36	95,879
		Federal National Mortgage Association (FNMA), ACES:
9,812,520	NR	Series 2013-M7, Class X2, 0.162% due 12/27/22(a)(l)	90,826
5,075,216	NR	Series 2015-M7, Class X2, 0.463% due 12/25/24(a)(l)	99,424
18,895,355	NR	Series 2015-M8, Class X2, 0.137% due 1/25/25(a)(l)	111,222
1,994,000	NR	Series 2018-M14, Class A2, 3.578% due 8/25/28(a)	2,291,953
710,000	NR	Series 2019-M1, Class A2, 3.555% due 9/25/28(a)	816,033
180,000	NR	Series 2019-M4, Class A2, 3.610% due 2/25/31	209,581
260,000	NR	Series 2019-M5, Class A2, 3.273% due 1/25/29	293,091
330,000	NR	Series 2019-M6, Class A2, 3.450% due 1/1/29	375,096
571,933	NR	Series 2019-M19, Class A2, 2.560% due 9/25/29	610,460
100,000	NR	Series 2019-M27, Class A2, 2.700% due 11/25/40	107,892
499,214	NR	Series 2019-M28, Class AV, 2.232% due 2/25/27	515,335
100,000	NR	Series 2020-M6, Class , 2.500% due 10/25/37	106,187
		Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
910,000	BB(k)	Series 2017-C07, Class 1M2, 4.027% (1-Month USD-LIBOR + 2.400%) due 5/25/30(a)(c)	923,665
883,080	BB-(k)	Series 2018-C06, Class 1M2, 3.627% (1-Month USD-LIBOR + 2.000%) due 3/25/31(a)(c)	885,150
		Federal National Mortgage Association (FNMA), Grantor Trust:
65,184	NR	Series 2000-T6, Class A3, 4.238% due 11/25/40(a)	65,996
99,792	NR	Series 2017-T1, Class A, 2.898% due 6/25/27	108,460
		Federal National Mortgage Association (FNMA), Interest Strip:
144,886	NR	Series 409, Class C13, 3.500% due 11/25/41(l)	18,772
262,945	NR	Series 409, Class C18, 4.000% due 4/25/42(l)	38,529
36,356	NR	Series 409, Class C22, 4.500% due 11/25/39(l)	5,637
		Federal National Mortgage Association (FNMA), REMICS:
25,694	NR	Series 2004-38, Class FK, 1.977% (1-Month USD-LIBOR + 0.350%) due 5/25/34(a)	25,667
103,291	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	108,967
554,342	NR	Series 2006-51, Class SP, 5.023% (6.650% — 1-Month USD-LIBOR) due 3/25/36(l)(m)	79,306
237,015	NR	Series 2007-68, Class SC, 5.073% (6.700% — 1-Month USD-LIBOR) due 7/25/37(l)(m)	54,516
562,988	NR	Series 2008-18, Class SM, 5.373% (7.000% — 1-Month USD-LIBOR) due 3/25/38(l)(m)	102,324
984,520	NR	Series 2011-8, Class ZA, 4.000% due 2/25/41	1,075,692
311,688	NR	Series 2011-87, Class SG, 4.923% (6.550% — 1-Month USD-LIBOR) due 4/25/40(l)(m)	34,496
36,125	NR	Series 2011-90, Class QI, 5.000% due 5/25/34(l)	297
770,000	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	916,612
84,232	NR	Series 2012-35, Class SC, 4.873% (6.500% — 1-Month USD-LIBOR) due 4/25/42(l)(m)	16,905
103,476	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	119,346
153,986	NR	Series 2012-51, Class B, 7.000% due 5/25/42	190,181
16,706	NR	Series 2012-70, Class YS, 5.023% (6.650% — 1-Month USD-LIBOR) due 2/25/41(l)(m)	1,295

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.6% — (continued)
$130,734	NR	Series 2012-74, Class SA, 5.023% (6.650% — 1-Month USD-LIBOR) due 3/25/42(l)(m)	$23,922
21,789	NR	Series 2012-75, Class AO, zero coupon, due 3/25/42(j)	20,369
91,602	NR	Series 2012-101, Class BI, 4.000% due 9/25/27(l)	6,186
170,250	NR	Series 2012-118, Class CI, 3.500% due 12/25/39(l)	6,865
112,375	NR	Series 2012-133, Class CS, 4.523% (6.150% — 1-Month USD-LIBOR) due 12/25/42(l)(m)	22,609
371,791	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	447,883
314,108	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	359,849
93,006	NR	Series 2013-54, Class BS, 4.523% (6.150% — 1-Month USD-LIBOR) due 6/25/43(l)(m)	19,035
263,033	NR	Series 2016-60, Class QS, 4.473% (6.100% — 1-Month USD-LIBOR) due 9/25/46(l)(m)	51,839
799,764	NR	Series 2018-55, Class PA, 3.500% due 1/25/47	835,923
747,929	NR	Series 2018-57, Class QA, 3.500% due 5/25/46	780,499
586,630	NR	Series 2018-94, Class KD, 3.500% due 12/25/48	612,232
650,901	NR	Series 2019-67, Class FE, 2.077% (1-Month USD-LIBOR + 0.450%) due 11/25/49(a)	649,205
2,798,355	NR	Series 2019-79, Class FA, 2.127% (1-Month USD-LIBOR + 0.500%) due 1/25/50(a)	2,799,796
		FHLMC Multifamily Structured Pass-Through Certificates:
224,362	AAA(k)	Series K016, Class X1, 1.478% due 10/25/21(a)(l)	4,574
6,000	AAA(k)	Series K078, Class A2, 3.854% due 6/25/28	6,989
185,000	AAA(k)	Series K082, Class A2, 3.920% due 9/25/28(a)	217,381
1,265,000	AAA(k)	Series K083, Class A2, 4.050% due 9/25/28(a)	1,500,554
422,000	Aaa(d)	Series K084, Class A2, 3.780% due 10/25/28(a)	491,862
281,000	Aaa(d)	Series K085, Class A2, 4.060% due 10/25/28(a)	333,488
236,000	AAA	Series K087, Class A2, 3.771% due 12/25/28	275,392
300,000	AAA	Series K091, Class A2, 3.505% due 3/25/29	344,532
1,089,413	AAA(k)	Series K099, Class X1, 1.006% due 9/25/29(a)(l)	80,750
555,000	NR	Series K158, Class A3, 3.900% due 10/25/33(a)	676,406
1,999,743	AAA(k)	Series K736, Class X1, 1.312% due 7/25/26(a)(l)	143,805
303,846	NR	Series KIR2, Class A1, 2.748% due 3/25/27	318,101
930,014	NR	Series Q006, Class APT2, 2.513% due 9/25/26(a)	968,284
		FHLMC Structured Agency Credit Risk Debt Notes:
469,000	Baa1(d)	Series 2016-DNA1, Class M3, 7.177% (1-Month USD-LIBOR + 5.550%) due 7/25/28(a)	515,639
655,000	BBB(k)	Series 2017-DNA2, Class M2, 5.077% (1-Month USD-LIBOR + 3.450%) due 10/25/29(a)	698,375
309,492	BB(k)	Series 2017-HRP1, Class M2, 4.077% (1-Month USD-LIBOR + 2.450%) due 12/25/42(a)	309,790
1,526,633	CC	First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2D, 1.867% (1-Month USD-LIBOR + 0.240%) due 10/25/36(a)	1,208,822
390,352	AAA	Flagship CLO VIII Ltd., Series 2014-8A, Class ARR, 2.693% (3-Month USD-LIBOR + 0.850%) due 1/16/26(a)(c)	390,533
		Ford Credit Floorplan Master Owner Trust A:
1,370,000	AAA	Series 2018-3, Class A1, 3.520% due 10/15/23	1,421,762
700,000	Aaa(d)	Series 2019-2, Class A, 3.060% due 4/15/26	742,094
580,000	AAA	Series 2019-4, Class A, 2.440% due 9/15/26	605,714
918,883	AA+	Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.401% due 12/13/28(c)	938,300
863,153	NR	FREMF Mortgage Trust, Series 2019-KF58, Class B, 3.812% (1-Month USD-LIBOR + 2.150%) due 1/25/26(a)(c)	870,522
203,947	NR	FRESB Mortgage Trust, Series 2019-SB60, Class A10H, 3.500% due 1/25/39(a)	221,420
		Government National Mortgage Association (GNMA):
488,656	NR	Series 2007-51, Class SG, 4.933% (6.580% — 1-Month USD-LIBOR) due 8/20/37(l)(m)	79,986
1,452,175	NR	Series 2008-51, Class GS, 4.572% (6.230% — 1-Month USD-LIBOR) due 6/16/38(l)(m)	292,194
7,137	NR	Series 2010-31, Class GS, 4.853% (6.500% — 1-Month USD-LIBOR) due 3/20/39(l)(m)	211
52,026	NR	Series 2010-85, Class HS, 5.003% (6.650% — 1-Month USD-LIBOR) due 1/20/40(l)(m)	4,930
308,115	NR	Series 2012-H27, Class AI, 1.758% due 10/20/62(a)(l)	15,201
228,726	NR	Series 2013-53, Class OI, 3.500% due 4/20/43(l)	27,218
2,780,050	NR	Series 2013-85, Class IA, 0.690% due 3/16/47(a)(l)	90,483
189,659	NR	Series 2013-107, Class AD, 2.694% due 11/16/47(a)	198,124
1,589,666	NR	Series 2014-105, Class IO, 0.953% due 6/16/54(a)(l)	70,440

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.6% — (continued)
$1,695,430	NR	Series 2014-H20, Class FA, 2.164% (1-Month USD-LIBOR + 0.430%) due 10/20/64(a)	$1,694,115
101,559	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(l)	17,853
107,229	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(l)	19,750
75,373	NR	Series 2016-135, Class SB, 4.442% (6.100% — 1-Month USD-LIBOR) due 10/16/46(l)(m)	21,063
758,214	NR	Series 2017-H22, Class IC, 2.736% due 11/20/67(a)(l)	81,067
239,923	NR	Series 2018-124, Class NW, 3.500% due 9/20/48	253,007
85,225	NR	Series 2018-130, Class A, 3.250% due 5/16/59	88,116
1,033,552	NR	Series 2019-12, Class QA, 3.500% due 9/20/48	1,068,839
1,187,441	NR	Series 2019-86, Class C, 2.500% due 3/20/49	1,217,059
1,017,828	NR	Series 2019-119, Class JE, 3.000% due 9/20/49	1,048,519
200,000	NR	Series 2019-123, Class A, 3.000% due 10/20/49	212,767
710,000	AAA	GS Mortgage Securities Corp. II, Series 2018-SRP5, Class A, 2.959% (1-Month USD-LIBOR + 1.300%) due 9/15/31(a)(c)	705,836
681,000	AAA	GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.048% due 11/10/52	740,054
		Harborview Mortgage Loan Trust:
123,055	AA+	Series 2004-5, Class 2A6, 4.001% due 6/19/34(a)	125,861
47,413	WD(k)	Series 2006-2, Class 1A, 4.166% due 2/25/36(a)	28,395
961,479	Caa2(d)	Series 2006-10, Class 1A1A, 1.847%(1-Month USD-LIBOR + 0.200%) due 11/19/36(a)	903,006
90,851	AA	Impac CMB Trust, Series 2007-A, Class A, 2.127% (1-Month USD-LIBOR + 0.500%) due 5/25/37(a)(c)	89,857
710,000	AAA(k)	Independence Plaza Trust, Series 2018-INDP, Class A, 3.763% due 7/10/35(c)	765,419
41,638	Caa2(d)	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 3.580% due 9/25/35(a)	39,265
1,458,620	CCC	IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 1.927% (1-Month USD-LIBOR + 0.300%) due 7/25/35(a)	1,422,794
1,021,263	CC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 1.787% (1-Month USD-LIBOR + 0.160%) due 8/25/36(a)	410,535
		JP Morgan Chase Commercial Mortgage Securities Trust:
350,000	Aaa(d)	Series 2016-NINE, Class A, 2.854% due 9/6/38(a)(c)	372,547
365,000	Aaa(d)	Series 2019-OSB, Class A, 3.397% due 6/5/39(c)	408,867
1,350,000	CCC	JP Morgan Mortgage Acquisition Corp., Series 2006-FRE1, Class M1, 2.017% (1-Month USD-LIBOR + 0.390%) due 5/25/35(a)	1,351,283
		JP Morgan Mortgage Trust:
319,089	Aaa(d)	Series 2017-1, Class A4, 3.500% due 1/25/47(a)(c)	324,942
245,951	Aaa(d)	Series 2017-2, Class A6, 3.000% due 5/25/47(a)(c)	251,108
1,067,719	AA+	Series 2018-3, Class A1, 3.500% due 9/25/48(a)(c)	1,103,877
396,722	AA+	Series 2018-4, Class A1, 3.500% due 10/25/48(a)(c)	409,978
995,692	AA+	Series 2018-5, Class A1, 3.500% due 10/25/48(a)(c)	1,031,329
389,757	AAA	Series 2019-1, Class A11, 2.577% (1-Month USD-LIBOR + 0.950%) due 5/25/49(a)(c)	391,391
		JPMBB Commercial Mortgage Securities Trust:
40,000	Aa3(d)	Series 2013-C17, Class B, 4.891% due 1/15/47(a)	44,280
350,000	BB(k)	Series 2014-C23, Class E, 3.364% due 9/15/47(a)(c)	316,292
399,281	Aaa(d)	JPMCC Commercial Mortgage Securities Trust, Series 2019-BOLT, Class A, 2.809% (1-Month USD-LIBOR + 1.150%) due 7/15/34(a)(c)	396,187
		JPMDB Commercial Mortgage Securities Trust:
190,000	Aaa(d)	Series 2017-C7, Class A5, 3.409% due 10/15/50	210,911
379,000	AAA	Series 2019-COR6, Class A4, 3.057% due 11/13/52	413,060
		JPMorgan Chase Commercial Mortgage Securities Trust:
175,000	Aaa(d)	Series 2011-C5, Class AS, 5.418% due 8/15/46(a)(c)	183,088
370,000	Aa1(d)	Series 2011-C5, Class B, 5.418% due 8/15/46(a)(c)	387,674
460,000	AA	Series 2012-HSBC, Class C, 4.021% due 7/5/32(c)	481,302
170,579	Aaa(d)	JPMorgan Trust, Series 2015-5, Class A9, 3.099% due 5/25/45(a)(c)	171,004
945,034	NR	Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, step bond to yield, 3.200% due 5/25/59(c)	958,328
40,360	Ca(d)	Lehman XS Trust, Series 2005-7N, Class 1A1B, 2.227% (1-Month USD-LIBOR + 0.600%) due 12/25/35(a)	31,552

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.6% — (continued)
$700,000	Aaa(d)	Magnetite XVIII Ltd., Series 2016-18A, Class AR, 2.772% (3-Month USD-LIBOR + 1.080%) due 11/15/28(a)(c)	$699,668
252,225	AA+	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 4.567% due 10/25/32(a)	252,156
280,714	CC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 1.877% (1-Month USD-LIBOR + 0.250%) due 7/25/37(a)	194,712
16,131	A+	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, 4.800% due 5/25/34(a)	16,424
466,124	AA+	Mid-State Capital Corp. Trust, Series 2004-1, Class A, 6.005% due 8/15/37	505,343
500,000	AAA(k)	MKT 2020-525M Mortgage Trust, Series 2020-525M, Class A, 2.694% due 2/12/40(c)	533,567
		ML-CFC Commercial Mortgage Trust:
74,984	Caa2(d)	Series 2007-5, Class AJ, 5.450% due 8/12/48(a)	46,415
39,083	D(k)	Series 2007-9, Class AJ, 6.163% due 9/12/49(a)	16,288
500,000	Aaa(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.039% due 11/15/46(n)	543,056
1,654,283	NR	Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 2A, 3.000% due 7/26/48(a)(c)(n)	1,675,977
390,000	Aaa(d)	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC, Class A, 2.966% due 12/15/38(c)(g)	411,283
400,000	AAA	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A, 2.681% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(c)	400,298
1,850,000	CCC	New Century Home Equity Loan Trust, Series 2005-4, Class M3, 2.177% (1-Month USD-LIBOR + 0.550%) due 9/25/35(a)	1,841,802
		New Residential Mortgage Loan Trust:
294,503	AAA	Series 2016-4A, Class A1, 3.750% due 11/25/56(a)(c)	312,184
954,145	Aaa(d)	Series 2019-6A, Class A1B, 3.500% due 9/25/59(a)(c)	990,540
240,000	AAA	Octagon Investment Partners 25 Ltd., Series 2015-1A, Class AR, 2.619% (3-Month USD-LIBOR + 0.800%) due 10/20/26(a)(c)	240,127
500,000	Aaa(d)	One Bryant Park Trust, Series 2019-OBP, Class A, 2.516% due 9/15/54(c)	521,925
801,904	BBB-	Option One Mortgage Loan Trust, Series 2004-3, Class M1, 2.407% (1-Month USD-LIBOR + 0.780%) due 11/25/34(a)	803,597
1,230,000	AAA	PFS Financing Corp., Series 2019-B, Class A, 2.208% (1-Month USD-LIBOR + 0.550%) due 9/15/23(a)(c)	1,230,126
		PMT Credit Risk Transfer Trust:
934,111	NR	Series 2019-2R, Class A, 4.399% (1-Month USD-LIBOR + 2.750%) due 5/27/23(a)(c)	942,250
891,230	NR	Series 2019-3R, Class A, 4.313% (1-Month USD-LIBOR + 2.700%) due 10/27/22(a)(c)	897,509
435,905	AA+	Popular ABS Mortgage Pass-Through Trust, Series 2006-C, Class A4, 1.877% (1-Month USD-LIBOR + 0.250%) due 7/25/36(a)	435,892
		Prime Mortgage Trust:
15,350	WR(d)	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35 (c)	14,737
844,261	WR(d)	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35 (c)	818,625
915,000	AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.834% due 1/15/32(a)(c)	984,313
188,707	Caa2(d)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	197,421
		SBA Small Business Investment Cos.:
685,046	NR	Series 2018-10B, Class 1, 3.548% due 9/10/28	747,065
395,714	NR	Series 2019-10A, Class 1, 3.113% due 3/10/29	425,060
		Seasoned Credit Risk Transfer Trust:
189,500	NR	Series 2018-2, Class MA, 3.500% due 11/25/57	201,515
790,000	B-(k)	Series 2019-1, Class M, 4.750% due 7/25/58(a)(c)	849,815
483,667	NR	Series 2019-2, Class MA, 3.500% due 8/25/58	517,233
1,117,831	AA-	Sequoia Mortgage Trust, Series 2003-1, Class 1A, 2.407% (1-Month USD-LIBOR + 0.760%) due 4/20/33(a)	1,115,229
762,278	AA	Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 2.427% (1-Month USD-LIBOR + 0.800%) due 7/25/34(a)	756,602
92,314	AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 1.897% (1-Month USD-LIBOR + 0.250%) due 7/19/35 (a)	90,634
104,798	CCC	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, 1.977% (1-Month USD-LIBOR + 0.350%) due 6/25/35 (a) (c)	94,609

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.6% — (continued)
$417,389		NR	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610% due 2/1/55(c)(g)	$430,836
81,008		AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 2.420% (1-Month USD-LIBOR + 0.750%) due 11/11/34(a)(c)	80,952
213,820		Aaa(d)	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250% due 4/25/56(a)(c)	215,607
211,000		Aaa(d)	UBS Commercial Mortgage Trust, Series 2019-C18, Class A4, 3.035% due 12/15/52	229,788
116,658		NR	United States Small Business Administration, Series 2019-20D, Class 1, 2.980% due 4/1/39	125,905
805,950		A-	Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.188% due 7/15/44(c)	829,647
530,000		AAA	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30(c)	549,904
			WaMu Mortgage Pass-Through Certificates Trust:
8,742		BB	Series 2004-AR11, Class A, 4.216% due 10/25/34(a)	8,845
40,889		A+	Series 2004-AR12, Class A2A, 2.407% (1-Month USD-LIBOR + 0.780%) due 10/25/44(a)	41,017
233,841		BB-	Series 2005-AR4, Class A5, 4.163% due 4/25/35(a)	240,216
1,340,573		A-	Series 2005-AR19, Class A1B3, 1.977% (1-Month USD-LIBOR + 0.350%) due 12/25/45(a)	1,339,431
971,383		CCC	Series 2006-AR3, Class A1A, 3.053% (1-Year Treasury Average Rate + 1.000%) due 2/25/46(a)	997,612
1,642,523		WR(d)	Series 2007-OA2, Class 1A, 2.753% (1-Year Treasury Average Rate + 0.700%) due 3/25/47(a)	1,533,915
431,971		Ca(d)	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA2, Class 2A, 2.753% (1-Year Treasury Average Rate + 0.700%) due 1/25/47(a)	383,944
			Wells Fargo Commercial Mortgage Trust:
120,000		Aa3(d)	Series 2013-LC12, Class B, 4.285% due 7/15/46(a)	127,114
1,000,000		Aa2(d)	Series 2015-C28, Class AS, 3.872% due 5/15/48(a)	1,096,882
150,000		Aaa(d)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	160,847
500,000		AAA	Series 2016-BNK1, Class ASB, 2.514% due 8/15/49	516,875
11,879,750		Aaa(d)	Series 2018-C43, Class XA, 0.703% due 3/15/51(a)(l)	565,508
250,000		Aaa(d)	Series 2018-C44, Class A4, 3.948% due 5/15/51	287,029
3,609,001		Aaa(d)	Series 2019-C52, Class XA, 1.623% due 8/15/52(a)(l)	435,412
357,000		Aaa(d)	Series 2019-C53, Class A4, 3.040% due 10/15/52	388,889
385,000		AAA	Series 2019-C54, Class A4, 3.146% due 12/15/52	422,788
724,829		Aaa(d)	Wells Fargo Mortgage-Backed Securities Trust, Series 2019-4, Class A2, 3.000% due 9/25/49(a)(c)	743,636
			WF-RBS Commercial Mortgage Trust:
175,765		Aaa(d)	Series 2011-C2, Class A4, 4.869% due 2/15/44(a)(c)	179,071
1,640,337		Aaa(d)	Series 2012-C7, Class XA, 1.339% due 6/15/45(a)(c)(l)	36,764
145,000		Aaa(d)	Series 2013-C14, Class A4, 3.073% due 6/15/46	151,682

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $129,780,117)	130,325,228

SOVEREIGN BONDS — 3.2%

Argentina — 0.1%
1,910,000		CCC-	Argentine Republic Government International Bonds, 5.625% due 1/26/22	893,521

Brazil — 0.6%
656,000	BRL	BB-	Brazil Notas do Tesouro Nacional Serie B, 6.000% due 8/15/50	688,628
			Brazil Notas do Tesouro Nacional Serie F:
5,296,000	BRL	BB-	10.000% due 1/1/21	1,257,067
7,136,000	BRL	BB-	10.000% due 1/1/23	1,808,016
910,000	BRL	BB-	10.000% due 1/1/27	244,002
			Brazilian Government International Bonds:
280,000		BB-	4.875% due 1/22/21	287,633
1,300,000		BB-	4.625% due 1/13/28	1,430,663
1,280,000		BB-	5.000% due 1/27/45	1,404,410

			Total Brazil	7,120,419

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Canada — 0.0%
$152,000		A+	Province of Manitoba Canada, 3.050% due 5/14/24	$163,475

Chile — 0.0%
100,000		A+	Chile Government International Bonds, 3.240% due 2/6/28	107,688

Colombia — 0.2%
			Colombia Government International Bonds:
220,000		BBB-	8.125% due 5/21/24	272,656
280,000		BBB-	3.875% due 4/25/27	301,657
305,000		BBB-	4.500% due 3/15/29	346,025
755,000		BBB-	3.000% due 1/30/30	762,935
370,000		BBB-	5.625% due 2/26/44	476,725

			Total Colombia	2,159,998

Ecuador — 0.0%
200,000		B-	Ecuador Government International Bonds, 7.875% due 1/23/28(c)	141,571

Egypt — 0.0%
230,000		B	Egypt Government International Bonds, 5.577% due 2/21/23(c)	238,606

Indonesia — 0.2%
			Indonesia Government International Bonds:
1,400,000		BBB	3.750% due 4/25/22	1,449,224
290,000		Baa2(d)	3.500% due 1/11/28	307,139
80,000		BBB	4.100% due 4/24/28	88,072
330,000		Baa2(d)	4.350% due 1/11/48	373,740

			Total Indonesia	2,218,175

Kuwait — 0.0%
360,000		AA	Kuwait International Government Bonds, 3.500% due 3/20/27(c)	394,182

Mexico — 1.1%
			Mexican Bonos:
15,120,000	MXN	A-	10.000% due 12/5/24	874,574
22,540,000	MXN	A-	8.500% due 5/31/29	1,282,355
60,165,700	MXN	A-	7.750% due 11/13/42	3,274,066
84,090,000	MXN	A3(d)	8.000% due 11/7/47	4,719,876
			Mexico Government International Bonds:
174,000		BBB+	3.625% due 3/15/22	180,614
44,000		BBB+	4.000% due 10/2/23	47,099
665,000		BBB+	4.150% due 3/28/27	731,673
323,000		BBB+	3.750% due 1/11/28	346,175
975,000		BBB+	4.500% due 4/22/29	1,103,700
980,000		BBB+	3.250% due 4/16/30	1,008,175
210,000		BBB+	4.750% due 3/8/44	243,796

			Total Mexico	13,812,103

Nigeria — 0.0%
260,000		B	Nigeria Government International Bonds, 7.143% due 2/23/30(c)	258,579

Oman — 0.0%
200,000		Ba1(d)	Oman Government International Bonds, 5.625% due 1/17/28(c)	200,034

Panama — 0.0%
			Panama Government International Bonds:
200,000		BBB+	4.000% due 9/22/24	216,602
210,000		BBB+	3.875% due 3/17/28	232,971

			Total Panama	449,573

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Peru — 0.1%
			Peruvian Government International Bonds:
$315,000		BBB+	4.125% due 8/25/27	$360,788
70,000		BBB+	6.550% due 3/14/37	106,466
160,000		BBB+	5.625% due 11/18/50	247,189

			Total Peru	714,443

Philippines — 0.0%
400,000		BBB+	Philippine Government International Bonds, 3.000% due 2/1/28	427,782

Poland — 0.1%
710,000		A-	Poland Government International Bonds, 4.000% due 1/22/24	774,028

Qatar — 0.1%
			Qatar Government International Bonds:
250,000		AA-	4.000% due 3/14/29(c)	283,475
820,000		AA-	4.817% due 3/14/49(c)	1,047,733

			Total Qatar	1,331,208

Russia — 0.6%
			Russian Federal Bonds — OFZ:
22,990,000	RUB	BBB	7.000% due 8/16/23	356,141
6,950,000	RUB	NR	7.750% due 9/16/26	112,686
31,310,000	RUB	BBB	8.150% due 2/3/27	520,306
146,093,000	RUB	BBB	7.050% due 1/19/28	2,294,334
128,030,000	RUB	BBB(k)	6.900% due 5/23/29	1,990,484
34,080,000	RUB	BBB(k)	7.250% due 5/10/34	541,185
49,650,000	RUB	NR	7.700% due 3/16/39	831,416
200,000		BBB(k)	Russian Foreign Bonds — Eurobond, 4.750% due 5/27/26	225,261

			Total Russia	6,871,813

Saudi Arabia — 0.0%
			Saudi Government International Bonds:
200,000		A1(d)	3.625% due 3/4/28	214,826
200,000		A1(d)	4.375% due 4/16/29(c)	228,239

			Total Saudi Arabia	443,065

United Arab Emirates — 0.0%
400,000		AA	Abu Dhabi Government International Bonds, 2.500% due 10/11/22(c)	407,628

Uruguay — 0.1%
			Uruguay Government International Bonds:
70,000		BBB	4.500% due 8/14/24	76,505
355,000		BBB	4.375% due 10/27/27	399,502

			Total Uruguay	476,007

			TOTAL SOVEREIGN BONDS (Cost — $40,567,362)	39,603,898

ASSET-BACKED SECURITIES — 1.8%

Automobiles — 0.4%
			Credit Acceptance Auto Loan Trust:
630,000		AAA	Series 2018-3A, Class A, 3.550% due 8/15/27(c)	643,261
700,000		AAA	Series 2019-3A, Class A, 2.380% due 11/15/28(c)	712,718
			Hertz Vehicle Financing II LP:
1,500,000		Aaa(d)	Series 2016-4A, Class A, 2.650% due 7/25/22(c)	1,520,284
440,000		Aaa(d)	Series 2018-1A, Class A, 3.290% due 2/25/24(c)	460,687
970,000		AAA	Nissan Auto Receivables Owner Trust, Series 2018-C, Class A3, 3.220% due 6/15/23	994,279

			Total Automobiles	4,331,229

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Credit Cards — 0.1%
$830,000	AAA	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.840% due 12/15/24	$855,596
315,000	AAA	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 2.420% (1-Month USD-LIBOR + 0.770%) due 5/14/29(a)	311,813

		Total Credit Cards	1,167,409

Student Loans — 1.3%
352,911	AA+	CIT Education Loan Trust, Series 2007-1, Class A, 2.037% (3-Month USD-LIBOR + 0.090%) due 3/25/42(a)(c)	336,658
		Navient Private Education Loan Trust:
230,391	AAA	Series 2014-AA, Class A2B, 2.909% (1-Month USD-LIBOR + 1.250%) due 2/15/29(a)(c)	232,002
7,896	AAA	Series 2014-CTA, Class A, 2.359% (1-Month USD-LIBOR + 0.700%) due 9/16/24(a)(c)	7,897
930,000	AAA	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130% due 2/15/68(c)	975,319
497,698	AAA	Navient Student Loan Trust, Series 2017-4A, Class A2, 2.127% (1-Month USD-LIBOR + 0.500%) due 9/27/66(a)(c)	498,345
507,590	AAA	Nelnet Student Loan Trust, Series 2011-1A, Class A, 2.477% (1-Month USD-LIBOR + 0.850%) due 2/25/48(a)(c)	506,109
		SLM Student Loan Trust:
185,297	AA+	Series 2003-4, Class A5E, 2.644% (3-Month USD-LIBOR + 0.750%) due 3/15/33(a)(c)	179,035
1,685,489	AAA	Series 2005-5, Class A4, 1.934% (3-Month USD-LIBOR + 0.140%) due 10/25/28(a)	1,676,200
880,000	AA+	Series 2005-5, Class A5, 2.544% (3-Month USD-LIBOR + 0.750%) due 10/25/40(a)	850,293
3,033,000	AAA	Series 2011-1, Class A2, 2.777% (1-Month USD-LIBOR + 1.150%) due 10/25/34(a)	3,057,987
3,535,000	AAA	Series 2011-2, Class A2, 2.827% (1-Month USD-LIBOR + 1.200%) due 10/25/34(a)	3,583,827
		SMB Private Education Loan Trust:
40,834	AAA	Series 2015-B, Class A2A, 2.980% due 7/15/27(c)	41,419
545,000	AAA	Series 2015-C, Class A3, 3.609% (1-Month USD-LIBOR + 1.950%) due 8/16/32(a)(c)	557,977
57,279	Aaa(d)	Series 2016-A, Class A2A, 2.700% due 5/15/31(c)	58,522
181,115	AAA	Series 2017-B, Class A2A, 2.820% due 10/15/35(c)	186,750
107,023	AAA	Series 2017-B, Class A2B, 2.409% (1-Month USD-LIBOR + 0.750%) due 10/15/35(a)(c)	107,012
400,000	AAA	Series 2018-A, Class A2B, 2.459% (1-Month USD-LIBOR + 0.800%) due 2/15/36(a)(c)	400,866
510,000	Aaa(d)	Series 2018-B, Class A2A, 3.600% due 1/15/37(c)	538,783
595,000	AAA	Series 2018-C, Class A2B, 2.409% (1-Month USD-LIBOR + 0.750%) due 11/15/35(a)(c)	592,279
100,000	AAA	Series 2020-A, Class A2B, 2.510% (1-Month USD-LIBOR + 0.830%) due 9/15/37(a)(c)	100,538
550,000	AAA	Sofi Professional Loan Program LLC, Series 2018-A, Class A2B, 2.950% due 2/25/42(c)	567,134
		Sofi Professional Loan Program Trust:
390,000	AAA	Series 2018-B, Class A2FX, 3.340% due 8/25/47(c)	404,659
910,000	AAA	Series 2018-D, Class A2FX, 3.600% due 2/25/48(c)	959,065

		Total Student Loans	16,418,676

		TOTAL ASSET-BACKED SECURITIES (Cost — $21,630,851)	21,917,314

SENIOR LOANS — 1.4%
80,000	NR	1011778 B.C. Unlimited Liability Company, (Restricted, cost — $80,000, acquired 11/20/19), 3.353% (1-Month USD-LIBOR + 1.750%) due 11/19/26(o)	78,800
343,792	NR	Allied Universal Holdco LLC, (Restricted, cost — $344,575, acquired 8/16/19), 5.853% (1-Month USD-LIBOR + 4.250%) due 7/10/26(o)	341,214
158,384	NR	Alterra Mountain Co., (Restricted, cost — $158,095, acquired 3/27/19), 4.353% (1-Month USD-LIBOR + 2.750%) due 7/31/24(o)	156,008
130,000	NR	AMC Entertainment Holdings Inc., (Restricted, cost — $130,050, acquired 10/24/19) due 4/22/26(o)(p)	126,182
150,000	NR	APi Group DE Inc., (Restricted, cost — $149,487, acquired 9/27/19), 4.103% (1-Month USD-LIBOR + 2.500%) due 10/1/26(o)	148,688
440,000	NR	Aramark Intermediate HoldCo Corp., (Restricted, cost — $442,713, acquired 12/13/19), 3.353% (1-Month USD-LIBOR + 1.750%) due 1/15/27(o)	438,077
178,792	NR	Asurion LLC, (Restricted, cost — $178,452, acquired 11/20/19), 4.603% (1-Month USD-LIBOR + 3.000%) due 11/3/24(o)	177,526

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

SENIOR LOANS — 1.4% — (continued)
$390,880	NR	Asurion LLC, (Restricted, cost — $391,227, acquired 4/10/19), 4.603% (1-Month USD-LIBOR + 3.000%) due 8/4/22(o)	$387,948
90,000	NR	Asurion LLC, (Restricted, cost — $90,000, acquired 2/26/20) due 11/3/23(o)(p)	89,363
548,125	NR	athenahealth Inc., (Restricted, cost — $548,188, acquired 2/7/19), 6.158% (1-Month USD-LIBOR + 4.500%) due 2/11/26(o)	543,329
49,500	NR	Atlantic Aviation FBO Inc., (Restricted, cost — $49,092, acquired 11/30/18), 5.360% (1-Month USD-LIBOR + 3.750%) due 12/6/25(o)	49,562
572,379	NR	Avolon TLB Borrower 1 (US) LLC, (Restricted, cost — $569,813, acquired 2/27/20), 3.397% (1-Month USD-LIBOR + 1.750%) due 1/15/25(o)	567,906
73,307	NR	Bausch Health Cos., Inc., (Restricted, cost — $73,766, acquired 4/17/19), 4.659% (1-Month USD-LIBOR + 3.000%) due 6/2/25(o)	73,005
194,936	NR	Berry Global Inc., (Restricted, cost — $194,936, acquired 10/15/19), 3.671% (1-Month USD-LIBOR + 2.000%) due 10/1/22(o)	192,938
259,849	NR	Brookfield WEC Holdings Inc., (Restricted, cost — $261,278, acquired 1/24/20) due 8/1/25(o)(p)	255,734
97,918	NR	Caesars Resort Collection LLC, (Restricted, cost — $98,225, acquired 4/17/19), 4.353% (1-Month USD-LIBOR + 2.750%) due 12/23/24(o)	94,981
553,186	NR	Change Healthcare Holdings Inc., (Restricted, cost — $553,060, acquired 4/30/19), 4.103% (1-Month USD-LIBOR + 2.500%) due 3/1/24(o)	543,851
210,000	NR	Charter Communications Operating LLC, (Restricted, cost — $210,656, acquired 2/7/20) due 2/1/27(o)(p)	207,572
350,570	NR	Charter Communications Operating LLC, (Restricted, cost — $351,520, acquired 10/24/19), 3.360% (1-Month USD-LIBOR + 1.750%) due 4/30/25(o)	347,853
60,000	NR	Citadel Securities LP, (Restricted, cost — $59,850, acquired 2/27/20) due 2/27/26(o)(p)	59,700
170,738	NR	CityCenter Holdings LLC, (Restricted, cost — $170,984, acquired 2/20/20), 3.853% (1-Month USD-LIBOR + 2.250%) due 4/18/24(o)	169,209
370,000	NR	DCert Buyer Inc., (Restricted, cost — $370,289, acquired 8/8/19), 5.603% (1-Month USD-LIBOR + 4.000%) due 10/16/26(o)	366,994
243,587	NR	Dell International LLC, (Restricted, cost — $233,539, acquired 10/18/17), 3.610% (1-Month USD-LIBOR + 2.000%) due 9/19/25(o)	241,228
833,000	NR	Delos Finance Sarl, (Restricted, cost — $840,289, acquired 8/9/17), 3.695% (3-Month USD-LIBOR + 1.750%) due 10/6/23(o)	830,918
69,825	NR	Diamond Sports Group LLC, (Restricted, cost — $69,506, acquired 7/18/19), 4.880% (1-Month USD-LIBOR + 3.250%) due 8/24/26(o)	64,152
347,145	NR	Edelman Financial Center LLC, (Restricted, cost — $348,274, acquired 4/22/19), 4.879% (1-Month USD-LIBOR + 3.250%) due 7/21/25(o)	342,157
530,000	NR	Elanco Animal Health Incorporated, (Restricted, cost — $532,625, acquired 2/5/20) due 2/4/27(o)(p)	525,582
110,000	NR	EyeCare Partners LLC, (Restricted, cost — $109,888, acquired 2/5/20) due 2/18/27(o)(p)	108,717
69,474	NR	First Eagle Holdings Inc., (Restricted, cost — $69,647, acquired 4/5/19), 4.262% (2-Month USD-LIBOR + 2.500%) due 2/1/27(o)	68,663
219,647	NR	Focus Financial Partners, LLC, (Restricted, cost — $220,246, acquired 2/18/20), 3.603% (1-Month USD-LIBOR + 2.000%) due 7/3/24(o)	218,411
29,923	NR	Four Seasons Holdings Inc., (Restricted, cost — $30,110, acquired 11/21/19), 3.603% (1-Month USD-LIBOR + 2.000%) due 11/30/23(o)	29,511
180,000	NR	Froneri International Ltd., (Restricted, cost — $180,350, acquired 2/18/20) due 1/29/27(o)(p)	177,563
75,577	NR	Garda World Security Corp., (Restricted, cost — $74,136, acquired 10/24/19), 6.390% (3-Month USD-LIBOR + 4.750%) due 10/30/26(o)	75,459
190,000	NR	Genesee & Wyoming Inc., (Restricted, cost — $191,588, acquired 11/21/19), 3.961% (3-Month USD-LIBOR + 2.000%) due 12/30/26(o)	189,208
405,737	NR	Golden Nugget Inc., (Restricted, cost — $406,069, acquired 2/5/20), 4.120% (1-Month USD-LIBOR + 2.500%) due 10/4/23(o)	399,143
27,220	NR	HCA Inc., (Restricted, cost — $27,424, acquired 10/19/17), 3.353% (1-Month USD-LIBOR + 1.750%) due 3/13/25(o)	27,217

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

SENIOR LOANS — 1.4% — (continued)
$451,964	NR	Hilton Worldwide Finance LLC, (Restricted, cost — $452,036, acquired 8/18/16), 3.377% (1-Month USD-LIBOR + 1.750%) due 6/22/26(o)	$448,263
148,379	NR	iHeartCommunication Inc., (Restricted, cost — $148,379, acquired 1/29/20), 4.655% (3-Month USD-LIBOR + 3.000%) due 5/1/26(o)	146,153
89,531	NR	Jaguar Holding Company I LLC, (Restricted, cost — $89,755, acquired 9/11/19), 4.103% (1-Month USD-LIBOR + 2.500%) due 8/18/22(o)	89,140
188,568	NR	Jane Street Group LLC, (Restricted, cost — $188,271, acquired 8/16/19) due 8/25/22(o)(p)	188,569
242,876	NR	Level 3 Financing Inc., (Restricted, cost — $242,466, acquired 4/17/19), 3.353% (1-Month USD-LIBOR + 1.750%) due 3/1/27(o)	238,019
487,730	NR	LifePoint Health Inc., (Restricted, cost — $486,734, acquired 2/11/20), 5.353% (1-Month USD-LIBOR + 3.750%/3-Month USD-PRIME + 2.750%) due 11/16/25(o)	484,274
437,912	NR	McAfee, LLC, (Restricted, cost — $438,333, acquired 8/16/19), 5.353% (1-Month USD-LIBOR + 3.750%) due 9/30/24(o)	435,039
96,962	NR	Michaels Stores Inc., (Restricted, cost — $97,689, acquired 2/28/20), 4.106% (1-Month USD-LIBOR + 2.500%) due 1/30/23(o)	88,235
294,942	NR	MPH Acquisition Holdings LLC, (Restricted, cost — $294,888, acquired 10/13/17), 4.695% (3-Month USD-LIBOR + 2.750%) due 6/7/23(o)	281,792
459,375	NR	Nexstar Broadcasting Inc., (Restricted, cost — $460,212, acquired 8/16/19), 4.405% (1-Month USD-LIBOR + 2.750%) due 9/18/26(o)	456,734
151,751	NR	Numericable U.S. LLC, (Restricted, cost — $151,515, acquired 10/6/17), 5.346% (1-Month USD-LIBOR + 3.688%) due 1/31/26(o)	147,957
200,000	NR	Option Care Health Inc., (Restricted, cost — $198,401, acquired 5/22/19), 6.103% (1-Month USD-LIBOR + 4.500%) due 8/6/26(o)	199,833
239,400	NR	Panther BF Aggregator 2 LP, (Restricted, cost — $237,325, acquired 4/3/19), 5.103% (1-Month USD-LIBOR + 3.500%) due 4/30/26(o)	233,714
102,600	NR	Party City Holdings Inc., (Restricted, cost — $102,942, acquired 2/16/18), 4.100% (1-Month USD-LIBOR + 2.500%/3-Month USD-LIBOR + 2.500%) due 8/19/22(o)	94,050
122,958	NR	PCI Gaming Authority, (Restricted, cost — $123,100, acquired 5/15/19), 4.103% (1-Month USD-LIBOR + 2.500%) due 5/29/26(o)	122,458
385,086	NR	Prime Security Services Borrower LLC, (Restricted, cost — $387,375, acquired 4/22/19), 4.912% (1-Month USD-LIBOR + 3.250%) due 9/23/26(o)	375,941
265,244	NR	Reynolds Consumer Products LLC, (Restricted, cost — $266,171, acquired 2/18/20), 3.501% (3-Month USD-LIBOR + 1.750%) due 2/4/27(o)	262,882
160,030	NR	Reynolds Group Holdings Inc., (Restricted, cost — $159,727, acquired 3/14/19), 4.353% (1-Month USD-LIBOR + 2.750%) due 2/5/23(o)	158,864
410,000	NR	RPI 2019 Intermediate Finance Trust, (Restricted, cost — $410,875, acquired 2/7/20) due 2/11/27(o)(p)	410,256
339,697	NR	Scientific Games International Inc., (Restricted, cost — $341,812, acquired 2/2/18), 4.366% (1-Month USD-LIBOR + 2.750%/2-Month USD-LIBOR + 2.750%) due 8/14/24(o)	330,462
42,782	NR	Sprint Communications Inc., (Restricted, cost — $42,996, acquired 10/16/17), 4.125% (1-Month USD-LIBOR + 2.500%) due 2/2/24(o)	42,461
992,258	NR	TKC Holdings Inc., (Restricted, cost — $992,258, acquired 4/30/19), 5.360% (1-Month USD-LIBOR + 3.750%) due 2/1/23(o)	942,149
46,990	NR	Trans Union LLC, (Restricted, cost — $47,049, acquired 10/18/17), 3.353% (1-Month USD-LIBOR + 1.750%) due 11/16/26(o)	46,696
446,538	NR	UFC Holdings LLC, (Restricted, cost — $449,888, acquired 4/30/19), 4.860% (1-Month USD-LIBOR + 3.250%) due 4/29/26(o)	442,408
190,000	NR	VICI Properties 1 LLC, (Restricted, cost — $190,238, acquired 2/20/20) due 12/20/24 (o) (p)	187,031
450,000	NR	Virgin Media Bristol LLC, (Restricted, cost — $452,200, acquired 4/30/19), 4.159% (1-Month USD-LIBOR + 2.500%) due 1/31/28(o)	443,626
127,508	NR	Western Digital Corp., (Restricted, cost — $128,783, acquired 10/27/17), 3.353% (1-Month USD-LIBOR + 1.750%) due 4/29/23(o)	125,914
533,250	NR	Wynn Resorts Ltd., (Restricted, cost — $531,351, acquired 11/22/19), 3.360% (1-Month USD-LIBOR + 1.750%) due 9/20/24(g)(o)	531,584

		TOTAL SENIOR LOANS (Cost — $16,922,711)	16,668,873

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

MUNICIPAL BONDS — 0.4%

California — 0.1%
$530,000	A+	Los Angeles Unified School District, GO, 5.750% due 7/1/34	$726,243
195,000	AAA	San Diego Community College District, GO, 3.336% due 8/1/43	208,040
220,000	AA-	State of California, GO, 7.625% due 3/1/40	375,714
		University of California, Revenue Bonds:
25,000	AA	Series AD, 4.858% due 5/15/12	38,355
266,000	AA	Series AQ, 4.767% due 5/15/15	401,484

		Total California	1,749,836

Massachusetts — 0.1%
110,000	AA	Commonwealth of Massachusetts, GO, 2.900% due 9/1/49	117,727
100,000	AA+	Massachusetts School Building Authority, Revenue Bonds, Series B, Pre-refunded 10/15/21 @ 100, 5.000% due 10/15/41(q)	106,866
330,000	AA+	Massachusetts Water Resources Authority, Revenue Bonds, 3.104% due 8/1/39	344,068

		Total Massachusetts	568,661

New Jersey — 0.1%
650,000	Aa3(d)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	750,425
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
110,000	BBB+	Series AA, 5.000% due 6/15/36	121,637
85,000	BBB+	Series B, 6.561% due 12/15/40	127,141

		Total New Jersey	999,203

New York — 0.1%
500,000	AA	City of New York, GO, Series G-1, 5.968% due 3/1/36	724,885
80,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A-1, 5.000% due 11/1/42	90,863
350,000	AA+	New York State Dormitory Authority, Revenue Bonds, 5.289% due 3/15/33	448,150
345,000	A	New York State Thruway Authority, Revenue Bonds, Series M, 2.900% due 1/1/35	381,753

		Total New York	1,645,651

Ohio — 0.0%
90,000	A	City of Cleveland OH Airport System Revenue, Revenue Bonds, 2.882% due 1/1/31	96,924

Texas — 0.0%
235,000	A+	Dallas/Fort Worth International Airport, Revenue Bonds, AMT, Series A, Pre-refunded 11/01/20 @ 100, 5.000% due 11/1/45(q)(r)	241,223

Virginia — 0.0%
190,374	AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	214,535

		TOTAL MUNICIPAL BONDS (Cost — $4,960,293)	5,516,033

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $1,140,448,511)	1,201,132,508

Face Amount†

SHORT-TERM INVESTMENTS (s) — 8.4%

COMMERCIAL PAPER — 0.1%
$1,000,000		Ford Motor Credit Co. LLC, (Restricted, cost — $980,969, acquired 10/10/19), 3.200% due 10/8/20(o)(t) (Cost — $980,969)	980,969

CORPORATE BOND — 0.1%
955,000		BellSouth LLC, 4.266% due 4/26/20(c) (Cost — $966,784)	966,784

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount†		Rating††	Security	Value

MONEY MARKET FUND — 0.0%
$227,160			Invesco STIT — Government & Agency Portfolio, 1.471%, Institutional Class(u) (Cost — $227,160)	$227,160

REPURCHASE AGREEMENT — 0.7%
9,000,000			Merril Lynch & Co., Inc. repurchase agreement dated 2/28/20, 1.590% due 3/2/20, Proceeds at maturity — $9,000,398; (Fully collateralized by U.S. Treasury Bonds, 4.375% due 5/15/41; Market Valued — $9,261,623)(t) (Cost — $9,000,000)	9,000,000

TIME DEPOSITS — 4.8%
22,197,719			ANZ National Bank — London, 0.950% due 3/2/20	22,197,719
124			BBH — Grand Cayman, 0.950% due 3/2/20	124
203,011	EUR		BNP Paribas — Paris, (0.680)% due 3/2/20	224,084
155,992	GBP		Citibank — London, 0.330% due 3/2/20	199,966
7,612,233			Citibank — New York, 0.950% due 3/2/20	7,612,233
28,368,348			JPMorgan Chase & Co. — New York, 0.950% due 3/2/20	28,368,348
16,401,993	JPY		Sumitomo Mitsui Banking Corp. — Tokyo, (0.260)% due 3/2/20	152,060

			TOTAL TIME DEPOSITS (Cost — $58,754,534)	58,754,534

U.S. GOVERNMENT AGENCY — 0.1%
1,840,000			Federal Home Loan Bank Discount Notes, 1.579% due 5/1/20(t) (Cost — $1,835,096)	1,835,096

Face Amount/Units†

U.S. GOVERNMENT OBLIGATIONS — 2.6%
			U.S. Treasury Bills:
$3,490,000			1.493% due 3/17/20(t)	3,487,689
312,000			1.536% due 3/19/20(t)(v)	311,761
1,475,000			1.496% due 4/2/20(t)	1,473,045
1,500,000			1.543% due 4/16/20(t)	1,497,049
14,550,000			1.553% due 4/21/20(t)	14,518,058
1,380,000			1.526% due 4/30/20(t)	1,376,503
1,715,000			1.522% due 7/9/20(t)	1,705,642
7,845,000			1.532% due 7/16/20(t)	7,799,602

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $32,169,349)	32,169,349

			TOTAL SHORT-TERM INVESTMENTS (Cost — $103,933,892)	103,933,892

			TOTAL INVESTMENTS IN SECURITIES (Cost — $1,244,382,403)	1,305,066,400

			TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost — $748,292)	1,527,248

			TOTAL INVESTMENTS — 106.1% (Cost — $1,245,130,695)	1,306,593,648

			Liabilities in Excess of Other Assets — (6.1)%	(75,476,296)

			TOTAL NET ASSETS — 100.0%	$1,231,117,352

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at February 29, 2020.
(b)	This security is traded on a TBA basis (See Note 1).

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 29, 2020, amounts to approximately $127,645,803 and represents 10.4% of net assets.

(d)	Rating by Moody’s Investors Service.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Security is currently in default.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(h)	Illiquid security.
(i)	All or a portion of this security is on loan (See Note 1).
(j)	Principal only security.
(k)	Rating by Fitch Ratings Service.
(l)	Interest only security.
(m)	Inverse Floating Rate Security — interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of February 29, 2020.
(n)	Affiliated security (See Note 2). As of February 29, 2020, total cost and total market value of affiliated securities amounted to $2,168,735 and $2,219,033, respectively.
(o)	The aggregate value of restricted securities (excluding 144A holdings) at February 29, 2020, amounts to approximately $17,649,842 and represents 1.4% of net assets.
(p)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)

Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(r)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(s)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 8.4%.
(t)	Rate shown represents yield-to-maturity.
(u)	Represents investments of collateral received from securities lending transactions.
(v)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Security that used significant unobservable inputs to determine fair value.

At February 29, 2020, for Core Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Core Fixed Income Fund	$1,245,130,695	$78,689,996	$(18,735,288)	$59,954,708

Abbreviations used in this schedule:
ABS	— Asset-Based Security
ACES	— Alternative Credit Enhancement Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
GO	— General Obligation
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
MASTR	— Mortgage Asset Securitization Transactions Incorporation
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Summary of Investments by Security Type^
Mortgage-Backed Securities	29.4%
Corporate Bonds & Notes	25.5
U.S. Government Agencies & Obligations	20.6
Collateralized Mortgage Obligations	10.0
Sovereign Bonds	3.0
Asset-Backed Securities	1.7
Senior Loans	1.3
Municipal Bonds	0.4
Purchased Options	0.1
Short-Term Investments	8.0

	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 29, 2020, Core Fixed Income Fund held the following Options Contracts Purchased:

Currency Options

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price		Value
7,080,000	$7,080,000	OTC U.S. Dollar versus Euro, Call	CITI	4/15/20	EUR	1.09	$154,075
6,320,000	6,320,000	OTC U.S. Dollar versus Euro, Call	CITI	4/24/20	EUR	1.08	164,482
3,140,000	3,140,000	OTC U.S. Dollar versus Euro, Call	CITI	4/27/20	EUR	1.11	35,316

		Total Currency Options					$353,873

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
300	$39,998,438	U.S. Treasury 10-Year Note April Futures, Call	GSC	3/27/20	$132.00	$876,562
84	11,199,563	U.S. Treasury 10-Year Note April Futures, Call	GSC	3/27/20	$134.50	105,000
180	23,999,063	U.S. Treasury 10-Year Note April Futures, Put	GSC	3/27/20	$130.00	5,625
125	16,666,016	U.S. Treasury 10-Year Note April Futures, Put	GSC	3/27/20	$131.00	7,813
125	16,666,016	U.S. Treasury 10-Year Note April Futures, Put	GSC	3/27/20	$133.00	48,828
84	11,199,563	U.S. Treasury 10-Year Note April Futures, Put	GSC	3/27/20	$134.50	84,000
93	15,574,594	U.S. Treasury Bond April Futures, Put	GSC	3/27/20	$152.00	1,453
83	13,899,906	U.S. Treasury Bond April Futures, Put	GSC	3/27/20	$164.00	44,094

		Total Options on Futures				$1,173,375

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $748,292)				$1,527,248

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At February 29, 2020, Core Fixed Income Fund held the following Options Contracts Written:

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
21	$2,799,891	U.S. Treasury 10-Year Note April Futures, Call	GSC	3/27/20	$136.00	$14,437
252	33,598,688	U.S. Treasury 10-Year Note April Futures, Call	GSC	3/27/20	$136.50	141,750
192	25,599,000	U.S. Treasury 10-Year Note April Futures, Put	GSC	3/27/20	$129.50	3,000
250	33,332,031	U.S. Treasury 10-Year Note April Futures, Put	GSC	3/27/20	$131.50	27,344
252	33,598,688	U.S. Treasury 10-Year Note April Futures, Put	GSC	3/27/20	$132.50	66,938
128	17,066,000	U.S. Treasury 10-Year Note June Futures, Call	GSC	5/22/20	$134.00	252,000
506	67,464,031	U.S. Treasury 10-Year Note June Futures, Put	GSC	5/22/20	$128.00	39,531
208	27,732,250	U.S. Treasury 10-Year Note May Futures, Call	GSC	4/24/20	$137.00	136,500
31	5,191,531	U.S. Treasury Bond April Futures, Put	GSC	3/27/20	$155.00	969
166	27,799,813	U.S. Treasury Bond June Futures, Put	GSC	5/22/20	$158.00	67,437

		Total Options on Futures				$749,906

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $603,561)				$749,906

At February 29, 2020, Core Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
30-Day Federal Funds April Futures	102	4/20	$41,952,023	$41,989,109	$37,086
90-Day Eurodollar December Futures	163	12/20	40,140,854	40,381,213	240,359
90-Day Eurodollar June Futures	167	6/20	41,171,413	41,317,888	146,475
90-Day Eurodollar March Futures	245	3/21	60,259,925	60,763,062	503,137
Euro-BTP March Futures	76	3/20	11,984,795	12,227,631	242,836
U.S. Treasury 2-Year Note June Futures	323	6/20	69,929,459	70,519,985	590,526
U.S. Treasury 5-Year Note June Futures	548	6/20	66,029,989	67,267,000	1,237,011
U.S. Treasury Ultra Long Bond June Futures	79	6/20	15,659,899	16,392,500	732,601

					3,730,031

Contracts to Sell:
90-Day Eurodollar December Futures	142	12/21	35,179,450	35,216,000	(36,550)
90-Day Eurodollar March Futures	164	3/20	40,307,225	40,442,400	(135,175)
Euro-Bund March Futures	171	3/20	32,608,414	33,495,538	(887,124)
Japan Government 10-Year Bond March Futures	5	3/20	7,065,314	7,141,798	(76,484)
U.S. Treasury 10-Year Note June Futures	67	6/20	8,827,250	9,028,250	(201,000)
U.S. Treasury Long Bond June Futures	45	6/20	7,489,727	7,661,250	(171,523)
U.S. Ultra Long Bond June Futures	34	6/20	4,943,383	5,107,438	(164,055)
United Kingdom Treasury 10-Year Gilt June Futures	42	6/20	7,236,620	7,289,909	(53,289)

					(1,725,200)

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$2,004,831

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At February 29, 2020, Core Fixed Income Fund had deposited cash of $1,345,122 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

At February 29, 2020, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	511,019	USD	353,380	CITI	$333,093	4/17/20	$(20,287)
Brazilian Real	3,830,000	USD	936,659	CITI	853,905	4/17/20	(82,754)
Brazilian Real	4,322,323	USD	1,054,354	CITI	963,670	4/17/20	(90,684)
British Pound	1,790,489	USD	2,350,982	CITI	2,298,065	4/17/20	(52,917)
Canadian Dollar	6,920,000	USD	5,337,941	CITI	5,155,772	4/17/20	(182,169)
Canadian Dollar	2,070,000	USD	1,596,754	CITI	1,542,261	4/17/20	(54,493)
Canadian Dollar	4,357,647	USD	3,347,491	CITI	3,246,681	4/17/20	(100,810)
Euro	4,661,207	USD	5,208,545	CITI	5,159,405	4/17/20	(49,140)
Euro	1,864,276	USD	2,091,904	CITI	2,063,533	4/17/20	(28,371)
Euro	738,000	USD	819,979	CITI	816,879	4/17/20	(3,100)
Euro	70,096	USD	76,286	CITI	77,588	4/17/20	1,302
Euro	2,990,000	USD	3,316,209	CITI	3,311,643	4/28/20	(4,566)
Indian Rupee	260,147,303	USD	3,628,907	CITI	3,568,538	4/17/20	(60,369)
Indonesian Rupiah	78,867,595,537	USD	5,688,866	CITI	5,473,875	4/17/20	(214,991)
Mexican Peso	64,064,233	USD	3,366,787	CITI	3,232,017	4/17/20	(134,770)
South African Rand	8,680,000	USD	598,522	CITI	552,431	4/17/20	(46,091)

							(1,124,210)

Contracts to Sell:
Chinese Offshore Renminbi	26,818,047	USD	3,866,333	CITI	3,838,072	4/17/20	28,261
Euro	9,789,140	USD	10,948,771	CITI	10,835,418	4/17/20	113,353
Japanese Yen	24,807,647	USD	227,489	CITI	230,579	4/17/20	(3,090)
Philippine Peso	120,583,000	USD	2,376,020	CITI	2,355,908	4/17/20	20,112
Russian Ruble	84,937,018	USD	1,369,687	CITI	1,261,715	4/17/20	107,972

							266,608

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(857,602)

At February 29, 2020, Core Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Payment Paid	Unrealized Appreciation
Pay	3-Month BRL-CDI-Compounded	7.024%	1/4/27	CITI	BRL	18,325,000	$147,559	$7,443	$140,116

At February 29, 2020, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE Banxico	7.351%	4/5/21	28-Day	MXN	15,700,000	$5,396	$—	$5,396
Receive	3-Month USD-LIBOR	1.550%	6/30/26	6-Month	USD	34,019,000	(1,159,607)	100,541	(1,260,148)
Pay	3-Month USD-LIBOR	1.573%	1/21/23	6-Month	USD	14,800,000	216,585	—	216,585

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.580%	1/21/23	3-Month	USD	15,810,000	$233,473	$3,193	$230,280
Receive	3-Month USD-LIBOR	1.656%	8/23/49	6-Month	USD	5,400,000	(478,479)	(20,150)	(458,329)
Receive	3-Month USD-LIBOR	1.667%	1/21/26	6-Month	USD	6,020,000	211,898	—	211,898
Receive	3-Month USD-LIBOR	1.675%	1/21/26	6-Month	USD	6,430,000	228,835	(2,137)	230,972
Receive	3-Month USD-LIBOR	1.810%	11/15/44	6-Month	USD	1,314,000	(158,178)	1,759	(159,937)
Receive	3-Month USD-LIBOR	1.850%	11/15/44	6-Month	USD	11,243,000	(1,453,198)	(35,942)	(1,417,256)
Receive	3-Month USD-LIBOR	2.875%	5/15/44	6-Month	USD	2,137,000	(749,570)	3,084	(752,654)
Receive	U.S. Federal Funds Effective Rate Index	1.550%	11/15/26	12-Month	USD	10,451,000	(544,916)	335	(545,251)

							$(3,647,761)	$50,683	$(3,698,444)

At February 29, 2020, Core Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared — Credit Default Swaps on Indexes — Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/29/20 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid	Unrealized Depreciation
Markit CDX North America Investment Grade Series 33 5-Year Index	1.000%	12/20/24	3-Month	0.672%	USD	900,000	$15,485	$21,574	$(6,089)
Marki CDX North America High Yield Series 33 5-Year Index	5.000%	12/20/24	3-Month	3.733%	USD	1,514,700	95,730	112,088	(16,358)

							$111,215	$133,662	$(22,447)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At February 29, 2020, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $1,236,242 for open centrally cleared swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
BRL	— Brazilian Real	CITI	— Citigroup Global Markets Inc.
EUR	— Euro	GSC	— Goldman Sachs & Co.
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar

See pages 272-273 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

CORPORATE BONDS & NOTES — 85.1%

Advertising — 0.3%
$40,000	B	MDC Partners Inc., Company Guaranteed Notes, 6.500% due 5/1/24(a)	$36,600
89,000	CCC+	Terrier Media Buyer Inc., Company Guaranteed Notes, 8.875% due 12/15/27(a)	88,555

		Total Advertising	125,155

Aerospace/Defense — 0.9%
		Bombardier Inc., Senior Unsecured Notes:
57,000	B-	6.000% due 10/15/22(a)	56,002
30,000	B-	6.125% due 1/15/23(a)	30,129
48,000	B-	7.875% due 4/15/27(a)	47,761
6,000	BB	Moog Inc., Company Guaranteed Notes, 4.250% due 12/15/27(a)	6,120
90,000	BB	Signature Aviation US Holdings Inc., Senior Unsecured Notes, 5.375% due 5/1/26(a)	92,041
200,000	B-	TransDigm Inc., Company Guaranteed Notes, 6.500% due 5/15/25	206,857

		Total Aerospace/Defense	438,910

Agriculture — 0.1%
50,000	BBB	Altria Group Inc., Company Guaranteed Notes, 5.950% due 2/14/49	63,653

Apparel — 0.6%
140,000	BB-	Hanesbrands Inc., Company Guaranteed Notes, 4.875% due 5/15/26(a)	146,909
80,000	BB+	Levi Strauss & Co., Senior Unsecured Notes, 5.000% due 5/1/25	82,513
74,000	BB+	William Carter Co., Company Guaranteed Notes, 5.625% due 3/15/27(a)	78,903

		Total Apparel	308,325

Auto Manufacturers — 0.2%
94,000	B-	Navistar International Corp., Company Guaranteed Notes, 6.625% due 11/1/25(a)	97,564

Auto Parts & Equipment — 0.7%
		American Axle & Manufacturing Inc., Company Guaranteed Notes:
23,000	B	6.625% due 10/15/22	23,165
70,000	B	6.500% due 4/1/27	67,342
50,000	BB-	Delphi Technologies PLC, Company Guaranteed Notes, 5.000% due 10/1/25(a)	54,875
		Panther BF Aggregator 2 LP/Panther Finance Co., Inc.:
115,000	B	Company Guaranteed Notes, 8.500% due 5/15/27(a)	117,087
70,000	B+	Senior Secured Notes, 6.250% due 5/15/26(a)	72,035

		Total Auto Parts & Equipment	334,504

Banks — 3.9%
200,000	BB+	Barclays PLC, Subordinated Notes, 5.088% (3-Month USD-LIBOR + 3.054%) due 6/20/30(b)	226,784
10,000	A2(c)	BofA Finance LLC, Bank Guaranteed Notes, 0.125% due 9/1/22	10,238
		CIT Group Inc.:
20,000	BB+	Senior Unsecured Notes, 5.250% due 3/7/25	21,992
130,000	BB	Subordinated Notes, 6.125% due 3/9/28	156,370
40,000	BB+	Citigroup Inc., Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(b)(d)	43,128
200,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(b)(d)	236,677
200,000	BB-	Credit Suisse Group AG, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.600%)(a)(b)(d)	216,029
200,000	BBB+	Danske Bank AS, Senior Unsecured Notes, 5.375% due 1/12/24(a)	224,394
240,000	Baa3(c)	HSBC Holdings PLC, Junior Subordinated Notes, 6.500% (5-Year USD 1100 Run ICE Swap Rate + 3.606%)(b)(d)	259,996
62,000	BBB-	JPMorgan Chase & Co., Junior Subordinated Notes, 4.600% (SOFR + 3.125%)(b)(d)	62,139
200,000	B+	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(b)(d)	211,955
200,000	BB	UBS Group AG, Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.344%)(a)(b)(d)	213,429

		Total Banks	1,883,131

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Beverages — 0.2%
$100,000	B	Cott Holdings Inc., Company Guaranteed Notes, 5.500% due 4/1/25(a)	$102,541

Building Materials — 0.9%
		Builders FirstSource Inc.:
48,000	BB-	Company Guaranteed Notes, 5.000% due 3/1/30(a)	48,113
15,000	BB+	Senior Secured Notes, 6.750% due 6/1/27(a)	16,205
22,000	BB+	Masonite International Corp., Company Guaranteed Notes, 5.375% due 2/1/28(a)	23,128
		Standard Industries Inc., Senior Unsecured Notes:
4,000	BBB-	5.500% due 2/15/23(a)	4,045
225,000	BBB-	6.000% due 10/15/25(a)	235,685
10,000	BBB-	4.750% due 1/15/28(a)	10,298
		Summit Materials LLC/Summit Materials Finance Corp., Company Guaranteed Notes:
50,000	BB	5.125% due 6/1/25(a)	50,896
40,000	BB	6.500% due 3/15/27(a)	42,814

		Total Building Materials	431,184

Chemicals — 1.0%
19,000	B-	Hexion Inc., Company Guaranteed Notes, 7.875% due 7/15/27(a)	18,906
56,000	BB-	Nufarm Australia Ltd./Nufarm Americas Inc., Company Guaranteed Notes, 5.750% due 4/30/26(a)	55,319
80,000	BB+	Olin Corp., Senior Unsecured Notes, 5.000% due 2/1/30	78,052
340,000	BB	Valvoline Inc., Company Guaranteed Notes, 5.500% due 7/15/24	354,280

		Total Chemicals	506,557

Commercial Services — 4.9%
100,000	BB-	ADT Security Corp. (The), Senior Secured Notes, 4.125% due 6/15/23	101,958
		Allied Universal Holdco LLC/Allied Universal Finance Corp.:
177,000	B-	Senior Secured Notes, 6.625% due 7/15/26(a)	185,960
31,000	CCC	Senior Unsecured Notes, 9.750% due 7/15/27(a)	33,016
10,000	BB-	AMN Healthcare Inc., Company Guaranteed Notes, 4.625% due 10/1/27(a)	10,153
70,000	B	Carriage Services Inc., Company Guaranteed Notes, 6.625% due 6/1/26(a)	72,327
49,000	CCC+	GW B-CR Security Corp., Senior Unsecured Notes, 9.500% due 11/1/27(a)	51,908
50,000	BB-	Harsco Corp., Company Guaranteed Notes, 5.750% due 7/31/27(a)	49,376
115,000	B	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Company Guaranteed Notes, 6.375% due 8/1/23(a)	118,666
13,000	BB	Korn Ferry, Company Guaranteed Notes, 4.625% due 12/15/27(a)	13,358
153,000	BB-	Laureate Education Inc., Company Guaranteed Notes, 8.250% due 5/1/25(a)	162,581
240,000	B-	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 7.125% due 6/1/24(a)	223,850
		Prime Security Services Borrower LLC/Prime Finance Inc.:
110,000	B-	Secured Notes, 6.250% due 1/15/28(a)	106,260
		Senior Secured Notes:
10,000	BB-	5.250% due 4/15/24(a)	10,371
130,000	BB-	5.750% due 4/15/26(a)	134,105
		Service Corp. International, Senior Unsecured Notes:
70,000	BB	7.500% due 4/1/27	85,599
50,000	BB	5.125% due 6/1/29	54,155
		ServiceMaster Co. LLC (The):
80,000	BB-	Company Guaranteed Notes, 5.125% due 11/15/24(a)	82,667
280,000	B	Senior Unsecured Notes, 7.450% due 8/15/27	321,397
47,000	CCC	Team Health Holdings Inc., Company Guaranteed Notes, 6.375% due 2/1/25(a)	25,400
53,000	B	TMS International Corp., Senior Unsecured Notes, 7.250% due 8/15/25(a)	49,577
		United Rentals North America Inc.:
		Company Guaranteed Notes:
20,000	BB-	5.500% due 5/15/27	20,950
10,000	BB-	4.875% due 1/15/28	10,282
290,000	BB-	5.250% due 1/15/30	305,617

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Commercial Services — 4.9% — (continued)
$20,000	BBB-	Secured Notes, 3.875% due 11/15/27	$20,212
120,000	B+	WW International Inc., Company Guaranteed Notes, 8.625% due 12/1/25(a)	125,450

		Total Commercial Services	2,375,195

Computers — 0.7%
		Dell International LLC/EMC Corp.:
105,000	BB	Company Guaranteed Notes, 7.125% due 6/15/24(a)	109,987
90,000	BBB-	Senior Secured Notes, 6.020% due 6/15/26(a)	105,555
16,000	B+	MTS Systems Corp., Company Guaranteed Notes, 5.750% due 8/15/27(a)	16,326
		Presidio Holdings Inc.:
38,000	CCC+	Company Guaranteed Notes, 8.250% due 2/1/28(a)	39,283
13,000	B	Senior Secured Notes, 4.875% due 2/1/27(a)	13,024
60,000	BB+	Western Digital Corp., Company Guaranteed Notes, 4.750% due 2/15/26	62,063

		Total Computers	346,238

Distribution/Wholesale — 0.3%
45,000	B-	Core & Main Holdings LP, Senior Unsecured Notes, 8.625% (8.625% cash or 9.375% PIK) due 9/15/24(a)(e)	46,819
22,000	B	IAA Inc., Senior Unsecured Notes, 5.500% due 6/15/27(a)	23,333
34,000	B	KAR Auction Services Inc., Company Guaranteed Notes, 5.125% due 6/1/25(a)	35,003
35,000	B+	Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(a)	37,013
4,000	BB	Resideo Funding Inc., Company Guaranteed Notes, 6.125% due 11/1/26(a)	3,920
13,000	BB-	Univar Solutions USA Inc., Company Guaranteed Notes, 5.125% due 12/1/27(a)	13,157

		Total Distribution/Wholesale	159,245

Diversified Financial Services — 1.2%
42,000	B	AG Issuer LLC, Senior Secured Notes, 6.250% due 3/1/28(a)	41,685
100,000	NR	Alliance Data Systems Corp., Company Guaranteed Notes, 4.750% due 12/15/24(a)	98,375
90,000	BB+	Ally Financial Inc., Subordinated Notes, 5.750% due 11/20/25	101,324
		Navient Corp., Senior Unsecured Notes:
5,000	B+	5.875% due 3/25/21	5,111
50,000	B+	6.625% due 7/26/21	51,588
80,000	BBB-	Park Aerospace Holdings Ltd., Company Guaranteed Notes, 5.250% due 8/15/22(a)	85,185
200,000	BB	Quicken Loans Inc., Company Guaranteed Notes, 5.250% due 1/15/28(a)	207,405

		Total Diversified Financial Services	590,673

Electric — 2.0%
		AES Corp., Senior Unsecured Notes:
19,000	BB+	5.500% due 4/15/25	19,483
195,000	BB+	6.000% due 5/15/26	201,006
		Calpine Corp.:
40,000	BB	Senior Secured Notes, 4.500% due 2/15/28(a)	38,418
		Senior Unsecured Notes:
10,000	B	5.500% due 2/1/24	9,850
66,000	B	5.750% due 1/15/25	66,363
56,000	B	5.125% due 3/15/28(a)	52,780
152,000	BB	NextEra Energy Operating Partners LP, Company Guaranteed Notes, 4.500% due 9/15/27(a)	158,891
		NRG Energy Inc., Company Guaranteed Notes:
155,000	BB	5.750% due 1/15/28	161,301
27,000	BB	5.250% due 6/15/29(a)	28,113
		Talen Energy Supply LLC:
40,000	B	Company Guaranteed Notes, 10.500% due 1/15/26(a)	35,693
60,000	BB	Senior Secured Notes, 6.625% due 1/15/28(a)	57,603
85,000	BB	Vistra Energy Corp., Company Guaranteed Notes, 8.125% due 1/30/26(a)	89,888
		Vistra Operations Co. LLC:
53,000	BB	Company Guaranteed Notes, 5.000% due 7/31/27(a)	53,628
8,000	BBB-	Senior Secured Notes, 4.300% due 7/15/29(a)	8,256

		Total Electric	981,273

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Electrical Components & Equipment — 0.2%
		Energizer Holdings Inc., Company Guaranteed Notes:
$42,000	B+	6.375% due 7/15/26(a)	$43,644
26,000	B+	7.750% due 1/15/27(a)	28,258

		Total Electrical Components & Equipment	71,902

Electronics — 0.2%
64,000	BB+	Sensata Technologies Inc., Company Guaranteed Notes, 4.375% due 2/15/30(a)	64,722
40,000	BB+	Vishay Intertechnology Inc., Senior Unsecured Notes, 2.250% due 6/15/25	39,676

		Total Electronics	104,398

Energy — Alternate Sources — 0.3%
58,000	B+	Enviva Partners LP/Enviva Partners Finance Corp., Company Guaranteed Notes, 6.500% due 1/15/26(a)	60,466
93,000	BB-	TerraForm Power Operating LLC, Company Guaranteed Notes, 5.000% due 1/31/28(a)	100,268

		Total Energy — Alternate Sources	160,734

Engineering & Construction — 0.4%
90,000	B	frontdoor Inc., Senior Unsecured Notes, 6.750% due 8/15/26(a)	98,743
100,000	BB	TopBuild Corp., Company Guaranteed Notes, 5.625% due 5/1/26(a)	104,285

		Total Engineering & Construction	203,028

Entertainment — 2.7%
90,000	B-	Allen Media LLC/Allen Media Co.-Issuer Inc., Company Guaranteed Notes, 10.500% due 2/15/28(a)	86,569
102,000	CCC+	AMC Entertainment Holdings Inc., Company Guaranteed Notes, 5.750% due 6/15/25	83,598
60,000	B	Boyne USA Inc., Secured Notes, 7.250% due 5/1/25(a)	64,375
119,000	B-	Caesars Resort Collection LLC/CRC Finco Inc., Company Guaranteed Notes, 5.250% due 10/15/25(a)	117,158
115,000	BB	Cinemark USA Inc., Company Guaranteed Notes, 4.875% due 6/1/23	114,570
102,000	B	Eldorado Resorts Inc., Company Guaranteed Notes, 6.000% due 4/1/25	106,803
23,000	CCC+	Golden Entertainment Inc., Senior Unsecured Notes, 7.625% due 4/15/26(a)	24,607
70,000	CCC+	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 5.875% due 11/1/24(a)	67,908
40,000	B+	Live Nation Entertainment Inc., Company Guaranteed Notes, 4.750% due 10/15/27(a)	40,274
200,000	B+	Merlin Entertainments Ltd., Company Guaranteed Notes, 5.750% due 6/15/26(a)	215,069
110,000	CCC+	Mohegan Gaming & Entertainment, Company Guaranteed Notes, 7.875% due 10/15/24(a)	109,129
		Scientific Games International Inc., Company Guaranteed Notes:
71,000	B-	7.000% due 5/15/28(a)	68,803
17,000	B-	7.250% due 11/15/29(a)	16,606
80,000	BB+	Speedway Motorsports LLC/Speedway Funding II Inc., Senior Unsecured Notes, 4.875% due 11/1/27(a)	79,504
90,000	B-	Stars Group Holdings BV/Stars Group US Co-Borrower LLC, Company Guaranteed Notes, 7.000% due 7/15/26(a)	96,916
17,000	BB	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Company Guaranteed Notes, 5.125% due 10/1/29(a)	16,458

		Total Entertainment	1,308,347

Environmental Control — 2.1%
		Clean Harbors Inc., Company Guaranteed Notes:
23,000	BB+	4.875% due 7/15/27(a)	24,071
14,000	BB+	5.125% due 7/15/29(a)	15,037
		Covanta Holding Corp., Senior Unsecured Notes:
175,000	B	5.875% due 3/1/24	177,479
70,000	B	5.875% due 7/1/25	71,954
		GFL Environmental Inc.:
20,000	B+	Senior Secured Notes, 5.125% due 12/15/26(a)	20,750
		Senior Unsecured Notes:
150,000	CCC+	5.375% due 3/1/23(a)	154,313

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Environmental Control — 2.1% — (continued)
$107,000	CCC+	7.000% due 6/1/26(a)	$112,788
274,000	CCC+	8.500% due 5/1/27(a)	297,222
145,000	B+	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(a)	141,763

		Total Environmental Control	1,015,377

Food — 1.5%
		Albertsons Cos. LLC/Safeway Inc./New Albertsons LP/Albertson’s LLC, Company Guaranteed Notes:
38,000	BB-	5.875% due 2/15/28(a)	39,564
39,000	BB-	4.875% due 2/15/30(a)	39,098
62,000	BB	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., Senior Unsecured Notes, 5.500% due 1/15/30(a)	65,247
77,000	BB+	Kraft Heinz Foods Co., Company Guaranteed Notes, 4.375% due 6/1/46	71,782
110,000	BB+	Lamb Weston Holdings Inc., Company Guaranteed Notes, 4.875% due 11/1/26(a)	114,334
20,000	BB	Pilgrim’s Pride Corp., Company Guaranteed Notes, 5.875% due 9/30/27(a)	20,763
		Post Holdings Inc., Company Guaranteed Notes:
58,000	B+	5.500% due 3/1/25(a)	60,513
50,000	B+	5.000% due 8/15/26(a)	51,077
60,000	B-	Simmons Foods Inc., Secured Notes, 5.750% due 11/1/24(a)	59,825
205,000	BB	US Foods Inc., Company Guaranteed Notes, 5.875% due 6/15/24(a)	209,015

		Total Food	731,218

Forest Products & Paper — 0.5%
		Mercer International Inc., Senior Unsecured Notes:
75,000	BB-	6.500% due 2/1/24	77,000
100,000	BB-	7.375% due 1/15/25	100,979
60,000	BB-	5.500% due 1/15/26	56,743

		Total Forest Products & Paper	234,722

Gas — 0.3%
		AmeriGas Partners LP/AmeriGas Finance Corp., Senior Unsecured Notes:
70,000	Ba3(c)	5.625% due 5/20/24	72,953
80,000	Ba3(c)	5.500% due 5/20/25	81,601

		Total Gas	154,554

Hand/Machine Tools — 0.1%
		Colfax Corp., Company Guaranteed Notes:
19,000	BB+	6.000% due 2/15/24(a)	19,734
32,000	BB+	6.375% due 2/15/26(a)	33,960

		Total Hand/Machine Tools	53,694

Healthcare — Products — 0.3%
30,000	CCC-	Immucor Inc., Company Guaranteed Notes, 11.125% due 2/15/22(a)	29,784
115,000	BB	Teleflex Inc., Company Guaranteed Notes, 4.625% due 11/15/27	120,894

		Total Healthcare — Products	150,678

Healthcare — Services — 6.4%
100,000	CCC	ASP AMC Merger Sub Inc., Senior Unsecured Notes, 8.000% due 5/15/25(a)	65,542
20,000	CCC+	BCPE Cycle Merger Sub II Inc., Senior Unsecured Notes, 10.625% due 7/15/27(a)	20,307
		Catalent Pharma Solutions Inc., Company Guaranteed Notes:
130,000	B+	4.875% due 1/15/26(a)	133,620
26,000	B+	5.000% due 7/15/27(a)	27,121
		Centene Corp., Senior Unsecured Notes:
150,000	BBB-	6.125% due 2/15/24	154,680
30,000	BBB-	4.750% due 1/15/25(a)	30,809
69,000	BBB-	5.250% due 4/1/25(a)	71,156
175,000	BBB-	5.375% due 6/1/26(a)	184,135

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Healthcare — Services — 6.4% — (continued)
$76,000	BBB-	5.375% due 8/15/26(a)	$80,085
68,000	BBB-	4.250% due 12/15/27(a)	70,084
147,000	BBB-	4.625% due 12/15/29(a)	157,562
86,000	BBB-	3.375% due 2/15/30(a)	86,108
		Charles River Laboratories International Inc., Company Guaranteed Notes:
90,000	BB	5.500% due 4/1/26(a)	94,837
19,000	BB	4.250% due 5/1/28(a)	19,391
		CHS/Community Health Systems Inc., Senior Secured Notes:
100,000	B-	6.625% due 2/15/25(a)	102,250
100,000	B-	8.000% due 3/15/26(a)	103,457
40,000	B+	DaVita Inc., Company Guaranteed Notes, 5.000% due 5/1/25	40,673
		Encompass Health Corp., Company Guaranteed Notes:
20,000	B+	4.500% due 2/1/28	20,289
20,000	B+	4.750% due 2/1/30	20,683
940,000	NR	Escrow Magellan Health, 9.750% due 5/15/20#(f)	—
		HCA Inc.:
		Company Guaranteed Notes:
175,000	BB-	5.375% due 2/1/25	193,827
65,000	BB-	5.375% due 9/1/26	72,197
75,000	BB-	5.625% due 9/1/28	85,142
45,000	BB-	5.875% due 2/1/29	52,144
57,000	BB-	3.500% due 9/1/30	55,911
80,000	BB-	7.500% due 11/6/33	103,628
140,000	BB-	7.500% due 11/15/95	174,081
25,000	BBB-	Senior Secured Notes, 5.000% due 3/15/24	27,808
113,000	B+	LifePoint Health Inc., Senior Secured Notes, 4.375% due 2/15/27(a)	111,836
70,000	B-	Polaris Intermediate Corp., Senior Unsecured Notes, 8.500% (8.500% cash or 9.250% PIK) due 12/1/22(a)(e)	59,682
80,000	CCC+	Radiology Partners Inc., Company Guaranteed Notes, 9.250% due 2/1/28(a)	80,600
140,000	CCC+	RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Company Guaranteed Notes, 9.750% due 12/1/26(a)	149,972
20,000	B-	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(a)	21,362
		Surgery Center Holdings Inc., Company Guaranteed Notes:
3,000	CCC	6.750% due 7/1/25(a)	2,954
14,000	CCC	10.000% due 4/15/27(a)	15,335
		Tenet Healthcare Corp.:
		Senior Secured Notes:
10,000	BB-	4.625% due 9/1/24(a)	10,175
62,000	BB-	4.875% due 1/1/26(a)	63,240
62,000	BB-	5.125% due 11/1/27(a)	64,480
		Senior Unsecured Notes:
110,000	CCC+	8.125% due 4/1/22	119,375
120,000	CCC+	6.750% due 6/15/23	129,202

		Total Healthcare — Services	3,075,740

Home Builders — 1.7%
19,000	BB-	Brookfield Residential Properties Inc./Brookfield Residential US Corp., Company Guaranteed Notes, 4.875% due 2/15/30(a)	18,832
160,000	B+	Century Communities Inc., Company Guaranteed Notes, 5.875% due 7/15/25	167,666
		Forestar Group Inc.:
80,000	B+	Company Guaranteed Notes, 8.000% due 4/15/24(a)	86,933
80,000	B+	Senior Unsecured Notes, 5.000% due 3/1/28(a)	78,750
50,000	B+	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(a)	53,833
		Lennar Corp., Company Guaranteed Notes:
50,000	BB+	4.500% due 4/30/24	53,208
30,000	BB+	5.875% due 11/15/24	32,839

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Home Builders — 1.7% — (continued)
$80,000	BB+	4.750% due 11/29/27	$89,248
17,000	BB-	M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28(a)	17,340
41,000	BB-	Shea Homes LP/Shea Homes Funding Corp., Senior Unsecured Notes, 4.750% due 2/15/28(a)	41,098
		Taylor Morrison Communities Inc., Company Guaranteed Notes:
70,000	NR	6.000% due 9/1/23(a)	72,524
10,000	NR	5.875% due 1/31/25(a)	10,281
33,000	BB	5.875% due 6/15/27(a)	36,954
41,000	BB	5.750% due 1/15/28(a)	45,417
8,000	B+	William Lyon Homes Inc., Company Guaranteed Notes, 7.000% due 8/15/22	8,010

		Total Home Builders	812,933

Household Products/Wares — 0.8%
		Central Garden & Pet Co., Company Guaranteed Notes:
165,000	BB	6.125% due 11/15/23	169,882
10,000	BB	5.125% due 2/1/28	10,453
		Spectrum Brands Inc., Company Guaranteed Notes:
175,000	B+	5.750% due 7/15/25	179,811
45,000	B+	5.000% due 10/1/29(a)	46,596

		Total Household Products/Wares	406,742

Insurance — 0.8%
28,000	B-	AmWINS Group Inc., Company Guaranteed Notes, 7.750% due 7/1/26(a)	29,147
50,000	BB+	Fidelity & Guaranty Life Holdings Inc., Company Guaranteed Notes, 5.500% due 5/1/25(a)	55,625
43,000	CCC+	GTCR AP Finance Inc., Senior Unsecured Notes, 8.000% due 5/15/27(a)	45,917
99,000	CCC+	HUB International Ltd., Senior Unsecured Notes, 7.000% due 5/1/26(a)	100,235
139,000	CCC+	USI Inc., Senior Unsecured Notes, 6.875% due 5/1/25(a)	138,704

		Total Insurance	369,628

Internet — 1.6%
65,000	CCC+	EIG Investors Corp., Company Guaranteed Notes, 10.875% due 2/1/24	68,074
51,000	BB-	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Company Guaranteed Notes, 5.250% due 12/1/27(a)	53,134
80,000	BB	Match Group Inc., Senior Unsecured Notes, 6.375% due 6/1/24	82,943
		Netflix Inc., Senior Unsecured Notes:
60,000	BB-	4.375% due 11/15/26	62,943
130,000	BB-	4.875% due 4/15/28	137,181
150,000	BB-	5.875% due 11/15/28	168,922
60,000	BB-	6.375% due 5/15/29	68,817
60,000	BB+	Twitter Inc., Senior Unsecured Notes, 3.875% due 12/15/27(a)	61,425
79,000	B	Zayo Group LLC/Zayo Capital Inc., Company Guaranteed Notes, 6.375% due 5/15/25	80,942

		Total Internet	784,381

Investment Companies — 0.4%
		Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes:
84,000	BB+	6.250% due 2/1/22	85,588
66,000	BB+	6.250% due 5/15/26	67,781
60,000	BB+	5.250% due 5/15/27(a)	60,300

		Total Investment Companies	213,669

Iron/Steel — 0.5%
35,000	B+	Allegheny Ludlum LLC, Company Guaranteed Notes, 6.950% due 12/15/25	37,509
		Allegheny Technologies Inc., Senior Unsecured Notes:
120,000	B	7.875% due 8/15/23	127,534
58,000	B	5.875% due 12/1/27	58,174
38,000	Ba3(c)	Infrabuild Australia Pty Ltd., Senior Secured Notes, 12.000% due 10/1/24(a)	39,013

		Total Iron/Steel	262,230

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Leisure Time — 1.0%
$30,000	BB+	NCL Corp., Ltd., Senior Unsecured Notes, 3.625% due 12/15/24(a)	$27,867
355,000	B+	Viking Cruises Ltd., Company Guaranteed Notes, 5.875% due 9/15/27(a)	316,181
150,000	BB	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	134,153

		Total Leisure Time	478,201

Lodging — 0.8%
		MGM Resorts International, Company Guaranteed Notes:
175,000	BB-	7.750% due 3/15/22	191,499
60,000	BB-	5.750% due 6/15/25	65,849
40,000	B-	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes, 5.875% due 5/15/25(a)	39,317
88,000	BB	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Company Guaranteed Notes, 5.250% due 5/15/27(a)	85,470

		Total Lodging	382,135

Machinery — Construction & Mining — 0.1%
30,000	BB+	BWX Technologies Inc., Company Guaranteed Notes, 5.375% due 7/15/26(a)	31,490

Machinery — Diversified — 0.2%
40,000	B-	Cleaver-Brooks Inc., Senior Secured Notes, 7.875% due 3/1/23(a)	39,517
28,000	B	Cloud Crane LLC, Secured Notes, 10.125% due 8/1/24(a)	29,668
19,000	B-	Granite US Holdings Corp., Company Guaranteed Notes, 11.000% due 10/1/27(a)	19,814

		Total Machinery — Diversified	88,999

Media — 7.1%
90,000	NR	American Media LLC, Secured Notes, 10.500% due 12/31/26(a)	97,864
325,000	B	Cablevision Systems Corp., Senior Unsecured Notes, 5.875% due 9/15/22	341,877
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
150,000	BB	5.125% due 5/1/23(a)	152,068
205,000	BB	5.875% due 4/1/24(a)	211,003
40,000	BB	5.750% due 2/15/26(a)	41,662
110,000	BB	5.125% due 5/1/27(a)	114,570
24,000	BB	5.375% due 6/1/29(a)	25,597
68,000	BB	4.750% due 3/1/30(a)	70,038
228,000	BB	4.500% due 8/15/30(a)	230,993
60,000	BBB-	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.908% due 7/23/25	67,563
		Clear Channel Worldwide Holdings Inc.:
9,000	B-	Company Guaranteed Notes, 9.250% due 2/15/24(a)	9,589
49,000	B+	Senior Secured Notes, 5.125% due 8/15/27(a)	49,224
		CSC Holdings LLC:
		Company Guaranteed Notes:
200,000	BB	6.500% due 2/1/29(a)	221,355
200,000	B	5.750% due 1/15/30(a)	211,750
100,000	B	Senior Unsecured Notes, 6.750% due 11/15/21	106,027
		Diamond Sports Group LLC/Diamond Sports Finance Co.:
77,000	B	Company Guaranteed Notes, 6.625% due 8/15/27(a)(g)	62,254
78,000	BB	Senior Secured Notes, 5.375% due 8/15/26(a)	72,064
		DISH DBS Corp., Company Guaranteed Notes:
20,000	B-	6.750% due 6/1/21	20,747
362,000	B-	7.750% due 7/1/26	389,660
		DISH Network Corp., Senior Unsecured Notes:
50,000	CCC+	2.375% due 3/15/24	46,671
15,000	CCC+	3.375% due 8/15/26	14,520
		iHeartCommunications Inc.:
30,471	B-	Company Guaranteed Notes, 8.375% due 5/1/27	33,146
3,854	BB-	Senior Secured Notes, 6.375% due 5/1/26	4,149

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Media — 7.1% — (continued)
$1,124	WR(c)	LBI Media Inc., Secured Notes, 13.500% due 4/15/20(a)(f)(h)	$—
52,000	B	Nexstar Broadcasting Inc., Company Guaranteed Notes, 5.625% due 7/15/27(a)	53,919
20,000	B-	Scripps Escrow Inc., Company Guaranteed Notes, 5.875% due 7/15/27(a)	20,787
39,000	B	Sinclair Television Group Inc., Company Guaranteed Notes, 5.500% due 3/1/30(a)	38,830
		Sirius XM Radio Inc., Company Guaranteed Notes:
96,000	BB	4.625% due 7/15/24(a)	99,171
8,000	BB	5.000% due 8/1/27(a)	8,356
		TEGNA Inc., Company Guaranteed Notes:
22,000	BB	4.625% due 3/15/28(a)	21,341
98,000	BB	5.000% due 9/15/29(a)	96,898
70,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 7.300% due 7/1/38	95,987
80,000	B	Univision Communications Inc., Senior Secured Notes, 5.125% due 2/15/25(a)	75,682
200,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.500% due 5/15/29(a)	205,630
135,000	B+	Ziggo BV, Senior Secured Notes, 5.500% due 1/15/27(a)	139,305

		Total Media	3,450,297

Metal Fabricate/Hardware — 0.2%
29,000	CCC	Hillman Group Inc. (The), Company Guaranteed Notes, 6.375% due 7/15/22(a)	26,091
79,000	B	Park-Ohio Industries Inc., Company Guaranteed Notes, 6.625% due 4/15/27	80,377

		Total Metal Fabricate/Hardware	106,468

Mining — 3.8%
200,000	BB+	Alcoa Nederland Holding BV, Company Guaranteed Notes, 6.125% due 5/15/28(a)	205,630
91,000	B+	Arconic Rolled Products Corp., Secured Notes, 6.125% due 2/15/28(a)	93,957
38,000	B+	Compass Minerals International Inc., Company Guaranteed Notes, 6.750% due 12/1/27(a)	40,350
22,000	B	Eldorado Gold Corp., Secured Notes, 9.500% due 6/1/24(a)	23,916
		First Quantum Minerals Ltd., Company Guaranteed Notes:
200,000	B-	7.250% due 4/1/23(a)	192,417
200,000	B-	6.875% due 3/1/26(a)	187,630
462,000	BB	Freeport-McMoRan Inc., Company Guaranteed Notes, 5.450% due 3/15/43	449,341
37,000	Caa1(c)	Hecla Mining Co., Company Guaranteed Notes, 6.875% due 5/1/21	37,165
30,000	B	Hudbay Minerals Inc., Company Guaranteed Notes, 7.625% due 1/15/25(a)	29,050
		New Gold Inc., Company Guaranteed Notes:
26,000	B	6.250% due 11/15/22(a)	26,260
118,000	B	6.375% due 5/15/25(a)	115,001
130,000	B-	Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes, 7.125% due 11/1/22(a)	99,031
		Novelis Corp., Company Guaranteed Notes:
150,000	B+	5.875% due 9/30/26(a)	155,277
47,000	B+	4.750% due 1/30/30(a)	46,442
140,000	BBB-	Teck Resources Ltd., Senior Unsecured Notes, 6.250% due 7/15/41	161,850

		Total Mining	1,863,317

Miscellaneous Manufacturers — 0.2%
80,000	B-	FXI Holdings Inc., Senior Secured Notes, 7.875% due 11/1/24(a)	75,399

Oil & Gas — 6.2%
82,000	B+	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Senior Unsecured Notes, 7.000% due 11/1/26(a)	49,434
31,000	B+	Berry Petroleum Co. LLC, Company Guaranteed Notes, 7.000% due 2/15/26(a)	27,058
30,000	BB-	Callon Petroleum Co., Company Guaranteed Notes, 8.250% due 7/15/25	26,787
		Centennial Resource Production LLC, Company Guaranteed Notes:
70,000	BB-	5.375% due 1/15/26(a)	58,999
69,000	BB-	6.875% due 4/1/27(a)	61,915
39,000	B	Citgo Holding Inc., Senior Secured Notes, 9.250% due 8/1/24(a)	40,560
100,000	B3(c)	Comstock Resources Inc., Company Guaranteed Notes, 7.500% due 5/15/25(a)	74,012

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 6.2% — (continued)
$216,000	BB-	CrownRock LP/CrownRock Finance Inc., Senior Unsecured Notes, 5.625% due 10/15/25(a)	$208,438
48,000	BB-	CVR Energy Inc., Senior Unsecured Notes, 5.750% due 2/15/28(a)	45,480
178,000	BB-	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 5.750% due 1/30/28(a)	174,271
37,000	D	EP Energy LLC/Everest Acquisition Finance Inc., Senior Secured Notes, 7.750% due 5/15/26(a)(h)	22,200
		Extraction Oil & Gas Inc., Company Guaranteed Notes:
146,000	B-	7.375% due 5/15/24(a)	50,674
217,000	B-	5.625% due 2/1/26(a)	76,568
120,000	B	Great Western Petroleum LLC/Great Western Finance Corp., Senior Unsecured Notes, 9.000% due 9/30/21(a)	108,348
		Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes:
4,000	BB+	5.750% due 10/1/25(a)	3,212
85,000	BB+	6.250% due 11/1/28(a)	62,081
21,000	BB	Jagged Peak Energy LLC, Company Guaranteed Notes, 5.875% due 5/1/26	20,991
		Laredo Petroleum Inc., Company Guaranteed Notes:
15,000	B+	9.500% due 1/15/25	10,819
23,000	B+	10.125% due 1/15/28	16,557
90,000	BB-	Matador Resources Co., Company Guaranteed Notes, 5.875% due 9/15/26	80,777
		MEG Energy Corp.:
24,000	BB-	Company Guaranteed Notes, 7.000% due 3/31/24(a)	22,790
130,000	BB-	Senior Unsecured Notes, 7.125% due 2/1/27(a)	122,950
50,000	B	Montage Resources Corp., Company Guaranteed Notes, 8.875% due 7/15/23	36,610
		Nabors Industries Ltd., Company Guaranteed Notes:
22,000	BB-	7.250% due 1/15/26(a)	20,130
24,000	BB-	7.500% due 1/15/28(a)	22,202
23,519	B+	Northern Oil & Gas Inc., Secured Notes, 8.500% (8.500% cash or 1.000% PIK) due 5/15/23(e)	23,695
87,000	B+	Oasis Petroleum Inc., Company Guaranteed Notes, 6.875% due 1/15/23(g)	67,642
		Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes:
105,000	BB	5.250% due 8/15/25(a)	104,256
65,000	BB	5.625% due 10/15/27(a)	64,552
		PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes:
93,000	BB	7.250% due 6/15/25	95,751
66,000	BB	6.000% due 2/15/28(a)	65,340
		Petrobras Global Finance BV, Company Guaranteed Notes:
40,000	BB-	7.375% due 1/17/27	48,590
20,000	BB-	5.750% due 2/1/29	22,585
		Precision Drilling Corp., Company Guaranteed Notes:
5,000	BB-	7.750% due 12/15/23	4,915
55,000	BB-	7.125% due 1/15/26(a)	50,922
		Range Resources Corp., Company Guaranteed Notes:
60,000	BB-	5.000% due 3/15/23(g)	43,631
30,000	BB-	9.250% due 2/1/26(a)	20,405
90,000	BB	Seven Generations Energy Ltd., Company Guaranteed Notes, 5.375% due 9/30/25(a)	82,547
166,000	B-	Shelf Drilling Holdings Ltd., Company Guaranteed Notes, 8.250% due 2/15/25(a)	138,193
		SM Energy Co., Senior Unsecured Notes:
2,000	BB-	5.000% due 1/15/24	1,565
18,000	BB-	5.625% due 6/1/25	14,047
141,000	BB-	6.750% due 9/15/26	111,792
39,000	BB-	6.625% due 1/15/27	30,316
48,000	BB-	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 5.500% due 2/15/26	48,861
50,000	B+	Teine Energy Ltd., Senior Unsecured Notes, 6.875% due 9/30/22(a)	49,891
41,750	B	Transocean Guardian Ltd., Senior Secured Notes, 5.875% due 1/15/24(a)	41,441
		Transocean Inc., Company Guaranteed Notes:
84,000	B-	7.250% due 11/1/25(a)	69,719

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 6.2% — (continued)
$64,000	B-	7.500% due 1/15/26(a)	$51,029
20,000	B-	8.000% due 2/1/27(a)	16,625
80,000	CCC+	6.800% due 3/15/38	43,808
25,050	B	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(a)	25,363
20,000	BBB-	Viper Energy Partners LP, Company Guaranteed Notes, 5.375% due 11/1/27(a)	20,363
70,000	BB-	Whiting Petroleum Corp., Company Guaranteed Notes, 6.625% due 1/15/26	25,727
		WPX Energy Inc., Senior Unsecured Notes:
130,000	BB-	8.250% due 8/1/23	145,329
14,000	BB-	5.250% due 10/15/27	13,803
40,000	BB-	4.500% due 1/15/30	38,238

		Total Oil & Gas	3,024,804

Oil & Gas Services — 0.1%
28,000	B+	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.250% due 4/1/28(a)	27,023
25,000	B-	Nine Energy Service Inc., Company Guaranteed Notes, 8.750% due 11/1/23(a)	19,956

		Total Oil & Gas Services	46,979

Packaging & Containers — 2.6%
200,000	B-	ARD Finance SA, Senior Secured Notes, 6.500% (6.500% cash or 7.25% PIK) due 6/30/27(a)(e)	201,630
200,000	B	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Company Guaranteed Notes, 6.000% due 2/15/25(a)	209,000
		Berry Global Inc., Secured Notes:
75,000	BB	5.125% due 7/15/23	75,223
19,000	BB	4.500% due 2/15/26(a)	18,750
60,000	BB-	Cascades Inc./Cascades USA Inc., Company Guaranteed Notes, 5.375% due 1/15/28(a)	61,950
25,000	BB-	Crown Americas LLC/Crown Americas Capital Corp. V, Company Guaranteed Notes, 4.250% due 9/30/26	25,804
160,000	BB-	Crown Americas LLC/Crown Americas Capital Corp. VI, Company Guaranteed Notes, 4.750% due 2/1/26	165,456
80,000	CCC+	Flex Acquisition Co., Inc., Senior Unsecured Notes, 7.875% due 7/15/26(a)	81,386
120,000	BB-	Greif Inc., Company Guaranteed Notes, 6.500% due 3/1/27(a)	129,294
		Pactiv LLC, Senior Unsecured Notes:
40,000	B-	7.950% due 12/15/25	45,717
5,000	B-	8.375% due 4/15/27	5,789
255,000	B-	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Company Guaranteed Notes, 7.000% due 7/15/24(a)	257,870

		Total Packaging & Containers	1,277,869

Pharmaceuticals — 2.9%
		Bausch Health Americas Inc., Company Guaranteed Notes:
120,000	B	9.250% due 4/1/26(a)	134,300
117,000	B	8.500% due 1/31/27(a)	128,917
		Bausch Health Cos., Inc.:
		Company Guaranteed Notes:
12,000	B	5.500% due 3/1/23(a)	12,020
35,000	B	6.125% due 4/15/25(a)	35,763
140,000	B	9.000% due 12/15/25(a)	156,234
21,000	B	7.000% due 1/15/28(a)	22,511
109,000	B	5.000% due 1/30/28(a)	108,046
139,000	B	5.250% due 1/30/30(a)	137,958
		Senior Secured Notes:
197,000	BB	5.500% due 11/1/25(a)	203,238
17,000	BB	5.750% due 8/15/27(a)	18,115
60,000	BB-	HLF Financing Sarl LLC/Herbalife International Inc., Company Guaranteed Notes, 7.250% due 8/15/26(a)	60,675

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Pharmaceuticals — 2.9% — (continued)
$70,000	B+	Par Pharmaceutical Inc., Senior Secured Notes, 7.500% due 4/1/27(a)	$74,097
80,000	BB	Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes, 2.950% due 12/18/22	76,958
200,000	BB	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes, 7.125% due 1/31/25(a)	210,817

		Total Pharmaceuticals	1,379,649

Pipelines — 3.2%
57,000	B+	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 3/1/27(a)	38,904
		Blue Racer Midstream LLC/Blue Racer Finance Corp.:
130,000	B	Company Guaranteed Notes, 6.125% due 11/15/22(a)	119,083
80,000	B	Senior Unsecured Notes, 6.625% due 7/15/26(a)	68,228
		Buckeye Partners LP, Senior Unsecured Notes:
39,000	BB	4.125% due 3/1/25(a)	39,101
34,000	BB	4.500% due 3/1/28(a)	33,086
144,000	BBB-	Cheniere Corpus Christi Holdings LLC, Senior Secured Notes, 7.000% due 6/30/24	165,100
40,000	NR	Cheniere Energy Inc., Senior Unsecured Notes, 4.250% due 3/15/45	29,392
		Cheniere Energy Partners LP:
77,000	BB	Company Guaranteed Notes, 4.500% due 10/1/29(a)	73,956
80,000	BB	Senior Secured Notes, 5.250% due 10/1/25	80,374
		DCP Midstream Operating LP, Company Guaranteed Notes:
20,000	BB+	6.450% due 11/3/36(a)	20,519
80,000	BB+	6.750% due 9/15/37(a)	84,275
39,000	BB+	EnLink Midstream LLC, Company Guaranteed Notes, 5.375% due 6/1/29	33,743
100,000	B+	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 5.625% due 6/15/24	86,291
80,000	BBB-	NGPL PipeCo LLC, Senior Unsecured Notes, 7.768% due 12/15/37(a)	105,314
100,000	BB	Plains All American Pipeline LP, Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 4.110%)(b)(d)	88,576
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
90,000	BBB-	7.500% due 7/15/38(a)	100,185
40,000	BBB-	6.875% due 4/15/40(a)	41,079
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
60,000	BB	4.250% due 11/15/23	59,207
50,000	BB	5.875% due 4/15/26	51,599
30,000	BB	5.375% due 2/1/27	30,805
43,000	BB	6.500% due 7/15/27	44,989
60,000	BB	5.000% due 1/15/28	59,371
68,000	BB	6.875% due 1/15/29	73,695

		Total Pipelines	1,526,872

Real Estate — 0.6%
184,000	B	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(a)	185,264
115,000	BB-	Greystar Real Estate Partners LLC, Senior Secured Notes, 5.750% due 12/1/25(a)	119,168

		Total Real Estate	304,432

Real Estate Investment Trusts (REITs) — 2.5%
		CoreCivic Inc., Company Guaranteed Notes:
30,000	BB	5.000% due 10/15/22	30,909
20,000	BB	4.625% due 5/1/23	20,094
60,000	BB	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 5.250% due 6/1/25	62,575
		ESH Hospitality Inc., Company Guaranteed Notes:
70,000	BB-	5.250% due 5/1/25(a)	70,554
47,000	BB-	4.625% due 10/1/27(a)	45,738

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Real Estate Investment Trusts (REITs) — 2.5% — (continued)
$220,000	B+	GEO Group Inc. (The), Company Guaranteed Notes, 6.000% due 4/15/26	$199,655
120,000	BBB-	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.750% due 6/1/28	140,953
70,000	BB-	Iron Mountain Inc., Company Guaranteed Notes, 4.875% due 9/15/29(a)	69,534
60,000	BB-	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes, 4.250% due 2/1/27(a)	57,075
		MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Company Guaranteed Notes:
80,000	BB-	4.500% due 9/1/26	82,986
23,000	BB-	5.750% due 2/1/27	25,214
		MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes:
50,000	BBB-	5.000% due 10/15/27	52,302
60,000	BBB-	4.625% due 8/1/29	63,263
16,000	BB-	RHP Hotel Properties LP/RHP Finance Corp., Company Guaranteed Notes, 5.000% due 4/15/23	16,267
		VICI Properties LP/VICI Notes Co., Inc., Company Guaranteed Notes:
63,000	BB	4.250% due 12/1/26(a)	63,752
63,000	BB	4.625% due 12/1/29(a)	65,164
120,000	BB	4.125% due 8/15/30(a)	120,375

		Total Real Estate Investment Trusts (REITs)	1,186,410

Retail — 3.1%
		1011778 BC ULC/New Red Finance Inc.:
232,000	B+	Secured Notes, 5.000% due 10/15/25(a)	234,247
100,000	BB+	Senior Secured Notes, 4.250% due 5/15/24(a)	100,303
		Asbury Automotive Group Inc., Senior Unsecured Notes:
9,000	BB	4.500% due 3/1/28(a)	9,041
13,000	BB	4.750% due 3/1/30(a)	13,260
60,000	BB+	Brinker International Inc., Company Guaranteed Notes, 5.000% due 10/1/24(a)	62,755
80,000	BB	FirstCash Inc., Company Guaranteed Notes, 5.375% due 6/1/24(a)	82,033
		Golden Nugget Inc.:
171,000	CCC+	Company Guaranteed Notes, 8.750% due 10/1/25(a)	172,146
61,000	CCC+	Senior Unsecured Notes, 6.750% due 10/15/24(a)	60,066
		L Brands Inc.:
		Company Guaranteed Notes:
190,000	BB-	5.250% due 2/1/28	184,770
51,000	BB-	6.875% due 11/1/35	52,057
19,000	BB-	6.750% due 7/1/36	19,287
10,000	B	Senior Unsecured Notes, 7.600% due 7/15/37	10,034
50,000	B-	Michaels Stores Inc., Company Guaranteed Notes, 8.000% due 7/15/27(a)(g)	41,772
		Murphy Oil USA Inc., Company Guaranteed Notes:
90,000	BB+	5.625% due 5/1/27	95,369
27,000	BB+	4.750% due 9/15/29	28,368
80,000	CCC+	Party City Holdings Inc., Company Guaranteed Notes, 6.625% due 8/1/26(a)	47,200
40,000	CCC+	PetSmart Inc., Company Guaranteed Notes, 8.875% due 6/1/25(a)	39,900
150,000	BB+	Reliance Intermediate Holdings LP, Senior Secured Notes, 6.500% due 4/1/23(a)	153,062
70,000	BB-	Sally Holdings LLC/Sally Capital Inc., Company Guaranteed Notes, 5.625% due 12/1/25	71,091

		Total Retail	1,476,761

Semiconductors — 0.6%
100,000	BB	Amkor Technology Inc., Senior Unsecured Notes, 6.625% due 9/15/27(a)	108,185
55,000	BB	Entegris Inc., Company Guaranteed Notes, 4.625% due 2/10/26(a)	56,820
100,000	BB+	Sensata Technologies UK Financing Co. PLC, Company Guaranteed Notes, 6.250% due 2/15/26(a)	104,765

		Total Semiconductors	269,770

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Software — 1.6%
		CDK Global Inc., Senior Unsecured Notes:
$80,000	BB+	5.875% due 6/15/26	$83,852
70,000	BB+	4.875% due 6/1/27	72,263
22,000	BB+	5.250% due 5/15/29(a)	23,485
80,000	B	Donnelley Financial Solutions Inc., Company Guaranteed Notes, 8.250% due 10/15/24	82,409
215,000	BB	j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Company Guaranteed Notes, 6.000% due 7/15/25(a)	224,586
67,000	BB	Open Text Corp., Company Guaranteed Notes, 3.875% due 2/15/28(a)	66,308
82,000	BB	Open Text Holdings Inc., Company Guaranteed Notes, 4.125% due 2/15/30(a)	81,744
		PTC Inc., Company Guaranteed Notes:
19,000	BB-	3.625% due 2/15/25(a)	19,095
19,000	BB-	4.000% due 2/15/28(a)	19,000
89,000	CCC-	Riverbed Technology Inc., Company Guaranteed Notes, 8.875% due 3/1/23(a)	60,742
20,000	B+	SS&C Technologies Inc., Company Guaranteed Notes, 5.500% due 9/30/27(a)	20,982

		Total Software	754,466

Telecommunications — 7.6%
510,000	B	Altice France SA, Senior Secured Notes, 7.375% due 5/1/26(a)	535,780
		CenturyLink Inc.:
90,000	BBB-	Senior Secured Notes, 4.000% due 2/15/27(a)	90,666
		Senior Unsecured Notes:
50,000	B+	6.450% due 6/15/21	51,972
20,000	B+	6.750% due 12/1/23	22,036
122,000	B-	CommScope Inc., Company Guaranteed Notes, 8.250% due 3/1/27(a)	122,836
		CommScope Technologies LLC, Company Guaranteed Notes:
73,000	B-	6.000% due 6/15/25(a)	68,620
40,000	B-	5.000% due 3/15/27(a)	36,297
200,000	B+	Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(a)	203,726
120,000	BB	Hughes Satellite Systems Corp., Company Guaranteed Notes, 6.625% due 8/1/26	132,354
		Intelsat Jackson Holdings SA:
51,000	CCC+	Company Guaranteed Notes, 8.500% due 10/15/24(a)	44,136
150,000	B	Senior Secured Notes, 8.000% due 2/15/24(a)	154,063
56,000	CCC	Intrado Corp., Company Guaranteed Notes, 8.500% due 10/15/25(a)	37,800
		Level 3 Financing Inc., Company Guaranteed Notes:
100,000	BB	5.125% due 5/1/23	100,458
40,000	BB	5.375% due 1/15/24	40,017
90,000	BB	5.250% due 3/15/26	93,092
		Sprint Capital Corp., Company Guaranteed Notes:
92,000	B*	6.875% due 11/15/28	109,770
105,000	B*	8.750% due 3/15/32	146,018
		Sprint Communications Inc., Senior Unsecured Notes:
160,000	B*	11.500% due 11/15/21	183,091
15,000	B*	6.000% due 11/15/22	16,116
		Sprint Corp., Company Guaranteed Notes:
150,000	B*	7.250% due 9/15/21	159,475
200,000	B*	7.875% due 9/15/23	228,917
280,000	B*	7.625% due 3/1/26	330,837
240,000	BB+	Telecom Italia SpA, Senior Unsecured Notes, 5.303% due 5/30/24(a)	256,798
		T-Mobile USA Inc., Company Guaranteed Notes:
820,000	BB+	6.500% due 1/15/26(f)	379,674
90,000	BB+	4.500% due 2/1/26(f)	45,689
180,000	BB+	4.750% due 2/1/28(f)	62,586
33,000	BB+	ViaSat Inc., Senior Secured Notes, 5.625% due 4/15/27(a)	33,629
10,000	NR	Vonage Holdings Corp., Senior Unsecured Notes, 1.750% due 6/1/24(a)	9,546

		Total Telecommunications	3,695,999

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

Toys/Games/Hobbies — 0.1%
$27,000	BB-	Mattel Inc., Company Guaranteed Notes, 6.750% due 12/31/25(a)	$28,432

Transportation — 1.4%
26,000	B+	Cargo Aircraft Management Inc., Company Guaranteed Notes, 4.750% due 2/1/28(a)	25,837
140,000	B-	Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes, 8.125% due 11/15/21(a)	93,765
160,000	B-	Watco Cos. LLC/Watco Finance Corp., Company Guaranteed Notes, 6.375% due 4/1/23(a)	161,666
90,000	B+	XPO CNW Inc., Senior Unsecured Notes, 6.700% due 5/1/34	92,990
		XPO Logistics Inc., Company Guaranteed Notes:
160,000	BB-	6.125% due 9/1/23(a)	163,966
140,000	BB-	6.750% due 8/15/24(a)	147,992

		Total Transportation	686,216

Trucking & Leasing — 0.5%
240,000	BB+	DAE Funding LLC, Company Guaranteed Notes, 5.000% due 8/1/24(a)	248,558

		TOTAL CORPORATE BONDS & NOTES (Cost — $40,746,070)	41,241,646

SENIOR LOANS — 7.4%
60,000	NR	Acrisure, LLC, (Restricted, cost — $59,851, acquired 1/31/20), 5.207% (3-Month USD-LIBOR + 3.500%) due 2/15/27(i)	59,250
148,096	NR	AlixPartners LLP, 4.103% (1-Month USD-LIBOR + 2.500%) due 4/4/24	144,949
30,000	NR	Allen Media, LLC, (Restricted, cost — $29,851, acquired 2/6/20), 7.231% (3-Month USD-LIBOR + 5.500%) due 2/10/27(i)	29,625
95,225	NR	Allied Universal Holdco LLC, (Restricted, cost — $95,225, acquired 8/16/19), 5.853% (1-Month USD-LIBOR + 4.250%) due 7/10/26(i)	94,510
59,849	NR	AMC Entertainment Holdings Inc., (Restricted, cost — $59,778, acquired 10/24/19), 4.610% (1-Month USD-LIBOR + 3.000%) due 4/22/26(i)	58,091
40,000	NR	Amentum Government Services Holdings LLC, (Restricted, cost — $39,802, acquired 1/24/20), 5.762% (3-Month USD-LIBOR + 4.000%) due 1/29/27(i)	39,983
26,591	NR	AmeriLife Group, LLC, (Restricted, cost — $26,525, acquired 2/6/20), due 2/5/27(i)(j)	26,458
3,409	NR	AmeriLife Group, LLC, (Restricted, cost — $3,409, acquired 2/6/20), due 2/5/27(i)(j)	3,392
315,000	NR	Asurion, LLC, 8.103% (1-Month USD-LIBOR + 6.500%) due 8/4/25	316,575
29,775	NR	athenahealth Inc., (Restricted, cost — $29,268, acquired 2/7/19), 6.158% (1-Month USD-LIBOR + 4.500%) due 2/11/26(i)	29,514
20,700	NR	BellRing Brands, LLC, 6.603% (1-Month USD-LIBOR + 5.000%) due 10/21/24	20,907
127,075	NR	Big River Steel LLC, 6.945% (3-Month USD-LIBOR + 5.000%) due 8/23/23	127,433
20,000	NR	Castle US Holding Corp., (Restricted, cost — $20,000, acquired 1/24/20), due 1/29/27(i)(j)	19,150
82,572	NR	CEOC, LLC, (Restricted, cost — $82,479, acquired 8/16/19), 3.603% (1-Month USD-LIBOR + 2.000%) due 10/7/24(i)	82,348
130,000	NR	Chesapeake Energy Corp., (Restricted, cost — $128,516, acquired 12/9/19), 9.928% (3-Month USD-LIBOR + 8.000%) due 6/24/24(i)	118,950
60,000	NR	CoreCivic Inc., (Restricted, cost — $57,114, acquired 12/12/19), 6.110% (1-Month USD-LIBOR + 4.500%) due 12/12/24(i)	59,550
35,910	NR	CSC Holdings LLC, 4.159% (1-Month USD-LIBOR + 2.500%) due 4/15/27	35,596
29,925	NR	Diamond Sports Group LLC, (Restricted, cost — $29,788, acquired 7/18/19), 4.880% (1-Month USD-LIBOR + 3.250%) due 8/24/26(i)	27,494
226,507	NR	EIG Investors Corp., 5.387% (1-Month USD-LIBOR + 3.750%) due 2/9/23	223,181
47,414	NR	Elanco Animal Health Incorporated, due 2/4/27(j)	47,019
50,724	NR	Envision Healthcare Corp., 5.353% (1-Month USD-LIBOR + 3.750%) due 10/10/25	41,163
40,000	NR	EyeCare Partners, LLC, (Restricted, cost — $39,600, acquired 2/18/20), due 2/4/28(i)(j)	39,631
48,649	NR	EyeCare Partners, LLC, (Restricted, cost — $48,588, acquired 2/5/20), 5.418% (3-Month USD-LIBOR + 3.750%) due 2/18/27(i)	48,081
81,224	NR	Garda World Security Corp., (Restricted, cost — $80,338, acquired 10/24/19), 6.390% (3-Month USD-LIBOR + 4.750%) due 10/30/26(i)	81,097

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value

SENIOR LOANS — 7.4% — (continued)
$79,598	NR	Global Tel*Link Corp., (Restricted, cost — $76,493, acquired 8/16/19), 5.853% (1-Month USD-LIBOR + 4.250%) due 11/29/25(i)	$76,229
86,018	NR	Graftech International Ltd., 5.103% (1-Month USD-LIBOR + 3.500%) due 2/12/25	82,255
69,125	NR	Herbalife Nutrition Ltd., 4.353% (1-Month USD-LIBOR + 2.750%) due 8/18/25	68,693
27,788	NR	Hillman Group Inc. (The), 5.603% (1-Month USD-LIBOR + 4.000%) due 5/30/25	26,723
82,101	NR	iHeartCommunication Inc., (Restricted, cost — $82,101, acquired 1/29/20), 4.655% (3-Month USD-LIBOR + 3.000%) due 5/1/26(i)	80,870
60,635	NR	Infor (US) Inc., 4.695% (1-Month USD-LIBOR + 2.750%) due 2/1/22	60,392
100,000	NR	Intelsat Jackson Holdings SA, 6.625% due 1/2/24	100,953
39,798	NR	Jane Street Group, LLC, (Restricted, cost — $39,675, acquired 8/16/19), due 8/25/22(i)	39,799
81,048	NR	LifePoint Health Inc., (Restricted, cost — $80,876, acquired 2/11/20), 5.353% (3-Month USD-PRIME + 3.500%) due 11/16/25(i)(j)	80,474
79,597	NR	McAfee, LLC, (Restricted, cost — $79,684, acquired 8/16/19), 5.353% (1-Month USD-LIBOR + 3.750%) due 9/30/24(i)	79,075
10,000	NR	Michaels Stores Inc., (Restricted, cost — $9,100, acquired 2/28/20), (1-Month USD-LIBOR + 2.500%) due 1/30/23(i)(j)	9,100
70,000	NR	Mohegan Tribal Gaming Authority, (Restricted, cost — $69,283, acquired 1/10/20), 5.603% (1-Month USD-LIBOR + 4.000%) due 10/13/23(i)	67,754
75,144	NR	National Mentor Holdings Inc., 5.610% (1-Month USD-LIBOR + 4.000%) due 3/9/26	75,097
59,850	NR	Panther BF Aggregator 2 LP, (Restricted, cost — $59,763, acquired 4/3/19), 5.103% (1-Month USD-LIBOR + 3.500%) due 4/30/26(i)	58,429
73,413	NR	PetSmart Inc., (Restricted, cost — $73,645, acquired 2/12/20), 5.660% (1-Month USD-LIBOR + 4.000%) due 3/11/22(i)(j)	72,715
88,650	NR	Ply Gem Midco Inc., (Restricted, cost — $88,413, acquired 3/29/18), 5.408% (1-Month USD-LIBOR + 3.750%) due 4/12/25(i)	86,434
104,706	NR	Radnet Management Inc., (Restricted, cost — $104,557, acquired 8/16/17), 5.378% (3-Month USD-PRIME + 2.500%) due 6/30/23(i)	105,120
10,000	NR	Rockwood Service Corp., (Restricted, cost — $10,100, acquired 1/17/20), due 12/20/26(i)(j)	10,125
69,300	NR	Sedgwick Claims Management Services Inc., 4.853% (1-Month USD-LIBOR + 3.250%) due 12/31/25	67,914
33,568	NR	Spectacle Gary Holdings LLC, 11.000% (3-Month USD-LIBOR + 9.000%) due 12/23/25	34,407
78,404	NR	Spencer Spirit IH LLC, (Restricted, cost — $76,990, acquired 6/14/19), 7.629% (3-Month USD-PRIME + 5.000%) due 6/19/26(i)	78,697
93,754	NR	SS&C Technologies Holdings Inc., 3.353% (1-Month USD-LIBOR + 1.750%) due 4/16/25	92,825
36,564	NR	Stars Group Holdings BV, 5.445% (3-Month USD-LIBOR + 3.500%) due 7/10/25	36,553
127,203	NR	Temple Generation 1, LLC, (Restricted, cost — $125,906, acquired 2/7/18), 9.603% (1-Month USD-LIBOR + 8.000%) due 2/7/23(i)	127,938
60,000	NR	Terrier Media Buyer Inc., (Restricted, cost — $59,708, acquired 12/12/19), 6.148% (3-Month USD-LIBOR + 4.250%) due 12/17/26(i)	59,725
139,650	NR	U.S. Renal Care Inc., (Restricted, cost — $137,131, acquired 6/14/19), 6.625% (1-Month USD-LIBOR + 5.000%) due 6/26/26(i)	138,661

		TOTAL SENIOR LOANS (Cost — $3,613,841)	3,590,904

Shares/Units

CLOSED END MUTUAL FUND SECURITIES — 0.6%

FINANCIALS — 0.6%

Financials, Capital Markets — 0.6%
5,162		Invesco Senior Loan ETF(g)	113,513
7,000		SPDR Bloomberg Barclays Short Term High Yield Bond ETF	185,290

		Total Financials, Capital Markets	298,803

		TOTAL CLOSED END MUTUAL FUND SECURITIES (Cost — $303,329)	298,803

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Shares/Units	Rating††	Security	Value

COMMON STOCKS — 0.4%

COMMUNICATIONS — 0.0%

Advertising — 0.0%
802		Clear Channel Outdoor Holdings Inc., Class A Shares*	$1,660

Media — 0.0%
168		iHeartMedia Inc., Class A Shares*	2,539

		TOTAL COMMUNICATIONS	4,199

CONSUMER CYCLICAL — 0.0%

Lodging — 0.0%
9,953		Bossier Casino Venture Holdco Inc.*#(f)(k)	2,319

ENERGY — 0.4%

Energy Equipment & Services — 0.0%
17,453		Hercules Offshore Inc.*#(f)(k)	16,969

Oil & Gas — 0.4%
21,784		Berry Corp	138,764
7,241		Montage Resources Corp.*	25,271

		Total Oil & Gas	164,035

		TOTAL ENERGY	181,004

FINANCIALS — 0.0%

Diversified Financial Services — 0.0%
68		MWO Holdings, ADR,*#(f)(k)	5,206

		TOTAL COMMON STOCKS (Cost — $2,129,164)	192,728

PREFERRED STOCKS — 0.3%

FINANCIALS — 0.3%

Banks — 0.2%
3,884		GMAC Capital Trust I, 7.477% (3-Month USD-LIBOR + 5.785%) due 2/15/40(b)	99,042

Diversified Financial Services — 0.1%
1,175		B. Riley Financial Inc., 6.875% due 9/30/23	29,081

		TOTAL FINANCIALS	128,123

		TOTAL PREFERRED STOCKS (Cost — $97,539)	128,123

Face Amount/Units†

SOVEREIGN BOND — 0.1%

Argentina — 0.1%
$150,000	CCC-	Argentine Republic Government International Bonds, 7.500% due 4/22/26 (Cost — $159,450)	65,439

Shares/Units

CONVERTIBLE PREFERRED STOCK — 0.1%

UTILITIES — 0.1%
400	BBB	NextEra Energy Inc., 5.279% due 3/1/23* (Cost — $19,497)	18,185

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Shares/Units	Security	Value

WARRANT — 0.0%

Media — 0.0%
$853	iHeartMedia Inc., (Restricted, cost — $4,488, acquired 8/28/19), expires 5/1/39*(i)(k)	$12,155
	(Cost — $4,488)	12,155

	TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $47,073,378)	45,547,983

Face Amount/Units†

SHORT-TERM INVESTMENTS (l) — 6.6%

MONEY MARKET FUND — 0.7%
$326,398	Invesco STIT — Government & Agency Portfolio, 1.471%, Institutional Class(m) (Cost — $326,398)	326,398

TIME DEPOSITS — 5.9%
1,896,566	ANZ National Bank — London, 0.950% due 3/2/20	1,896,566
982,742	Citibank — New York, 0.950% due 3/2/20	982,742

	TOTAL TIME DEPOSITS (Cost — $2,879,308)	2,879,308

	TOTAL SHORT-TERM INVESTMENTS (Cost — $3,205,706)	3,205,706

	TOTAL INVESTMENTS — 100.6% (Cost — $50,279,084)	48,753,689

	Liabilities in Excess of Other Assets — (0.6)%	(286,878)

	TOTAL NET ASSETS — 100.0%	$48,466,811

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 29, 2020, amounts to approximately $25,725,563 and represents 53.1% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at February 29, 2020.
(c)	Rating by Moody’s Investors Service.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	All or a portion of this security is on loan (See Note 1).
(h)	Security is currently in default.
(i)	The aggregate value of restricted securities (excluding 144A holdings) at February 29, 2020, amounts to approximately $2,000,424 and represents 4.1% of net assets.
(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Illiquid security.
(l)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 5.9%.
(m)	Represents investment of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

At February 29, 2020, for High Yield Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
High Yield Fund	$50,279,084	$1,844,340	$(3,385,824)	$(1,541,484)

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
ETF	— Exchange-Traded Fund
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	85.2%
Senior Loans	7.4
Closed End Mutual Fund Securities	0.6
Common Stocks	0.4
Preferred Stocks	0.3
Sovereign Bond	0.1
Convertible Preferred Stock	0.0	*
Warrant	0.0	*
Short-Term Investments	6.0

	100.0	%+

^	As a percentage of total investments.
*	Position represents less than 0.05%.
+	Does not reflect investments of collateral received from securities lending transactions.

At February 29, 2020, High Yield Fund had an open exchange-traded futures contract as described below.

The unrealized depreciation on the open contract reflected in the accompanying financial statements was as follows:

Open Futures Contract	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contract to Sell:
U.S. Treasury 10-Year Note June (CBT) Futures	6	6/20	$792,411	$808,500	$(16,089)

Currency Abbreviation used in this schedule:
USD	—United States Dollar

See pages 272-273 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

SOVEREIGN BONDS — 55.8%

Argentina — 0.1%
7,120,000	ARS	Argentina POM Politica Monetaria, 51.226% due 6/21/20(a)(b)	$88,534
360,000	ARS	Argentine Bonos del Tesoro, 15.500% due 10/17/26(a)	2,753
170,000	ARS	Bonos de la Nacion Argentina con Ajuste por CER, 4.000% due 3/6/20(a)	5,076
4,960,000	ARS	Bonos del Tesoro Nacional en Pesos Badlar, 37.342% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 2.000%) due 4/3/22(a)(b)	57,883
780,000	ARS	Ciudad Autonoma de Buenos Aires, 38.279% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 5.000%) due 1/23/22(a)(b)	11,827
460,000	ARS	Provincia de Buenos Aires, 38.284% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 3.750%) due 4/12/25(a)(b)(c)	4,435

		Total Argentina	170,508

Australia — 0.9%
		New South Wales Treasury Corp.:
200,000	AUD	3.000% due 2/20/30	151,668
500,000	AUD	2.000% due 3/20/31	346,966
300,000	AUD	Northern Territory Treasury Corp., 2.000% due 4/21/31	200,582
		Queensland Treasury Corp.:
400,000	AUD	3.500% due 8/21/30(c)	316,975
100,000	AUD	1.750% due 8/21/31(c)	67,484
		Treasury Corp. of Victoria:
100,000	AUD	2.500% due 10/22/29	72,792
50,000	AUD	4.250% due 12/20/32	43,310
100,000	AUD	Western Australian Treasury Corp., 2.750% due 7/24/29	74,029

		Total Australia	1,273,806

Brazil — 0.9%
5,900,000	BRL	Brazil Letras do Tesouro Nacional, zero coupon, due 4/1/20	1,314,050

Canada — 1.7%
3,100,000	CAD	Province of Ontario Canada, 3.150% due 6/2/22	2,401,126

China — 3.2%
22,200,000	CNY	China Development Bank, 4.240% due 8/24/27	3,379,132
8,800,000	CNY	China Government Bonds, 3.220% due 12/6/25	1,292,772

		Total China	4,671,904

Finland — 1.6%
		Finland Government Bonds:
600,000	EUR	0.875% due 9/15/25(c)	716,994
1,300,000	EUR	0.500% due 4/15/26(c)	1,529,288

		Total Finland	2,246,282

France — 6.1%
		French Republic Government Bonds OAT:
900,000	EUR	3.250% due 5/25/45	1,705,442
4,500,000	EUR	2.000% due 5/25/48(c)(d)	7,119,175

		Total France	8,824,617

Ireland — 1.0%
1,000,000	EUR	Ireland Government Bonds, 5.400% due 3/13/25	1,431,732

Israel — 0.1%
$200,000		Israel Government International Bonds, 3.250% due 1/17/28	218,033

Italy — 6.1%
		Italy Buoni Poliennali Del Tesoro:
3,500,000	EUR	0.350% due 2/1/25	3,829,542
700,000	EUR	2.500% due 11/15/25	853,423

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Italy — 6.1% — (continued)
700,000	EUR	2.100% due 7/15/26	$839,859
200,000	EUR	1.350% due 4/1/30	225,398
1,100,000	EUR	3.450% due 3/1/48(c)	1,571,985
200,000	EUR	3.850% due 9/1/49(c)	305,616
400,000	EUR	2.450% due 9/1/50(c)	474,509
400,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	665,113

		Total Italy	8,765,445

Japan — 19.0%
		Development Bank of Japan Inc.:
$200,000		2.000% due 10/19/21	202,435
1,200,000		2.500% due 10/18/22	1,238,986
		Japan Bank for International Cooperation:
200,000		2.375% due 7/21/22	205,873
200,000		3.250% due 7/20/23	213,674
200,000		3.375% due 10/31/23	215,831
		Japan Finance Organization for Municipalities:
500,000		2.125% due 4/13/21(c)	504,801
200,000		2.625% due 4/20/22(c)	205,557
350,000,000	JPY	Japan Government Ten Year Bonds, 0.100% due 3/20/29	3,333,682
		Japan Government Thirty Year Bonds:
210,000,000	JPY	1.700% due 9/20/44	2,636,021
310,000,000	JPY	1.400% due 9/20/45	3,706,364
152,000,000	JPY	0.500% due 9/20/46	1,499,815
168,000,000	JPY	0.700% due 12/20/48	1,737,292
140,000,000	JPY	0.500% due 3/20/49	1,375,320
		Japan Government Twenty Year Bonds:
40,000,000	JPY	2.200% due 9/20/28	448,783
150,000,000	JPY	1.300% due 6/20/35	1,657,180
181,000,000	JPY	1.200% due 9/20/35	1,974,722
400,000,000	JPY	1.000% due 12/20/35	4,257,642
60,000,000	JPY	0.400% due 3/20/36	586,099
111,639,000	JPY	Japanese Government CPI Linked Bonds, 0.100% due 3/10/28	1,061,380
400,000		Tokyo Metropolitan Government, 2.000% due 5/17/21(c)	402,804

		Total Japan	27,464,261

Kuwait — 0.7%
900,000		Kuwait International Government Bonds, 3.500% due 3/20/27	985,456

Lithuania — 0.2%
300,000		Lithuania Government International Bonds, 6.125% due 3/9/21	313,602

Peru — 0.7%
		Peruvian Government International Bonds:
1,300,000	PEN	6.350% due 8/12/28(c)	440,860
700,000	PEN	5.940% due 2/12/29(c)	231,345
700,000	PEN	6.950% due 8/12/31(c)	247,455
200,000	PEN	5.350% due 8/12/40(c)	60,926

		Total Peru	980,586

Poland — 0.5%
2,700,000	PLN	Republic of Poland Government Bonds, 3.250% due 7/25/25	746,748

Qatar — 1.1%
		Qatar Government International Bonds:
1,000,000		3.875% due 4/23/23	1,060,567
500,000		4.500% due 4/23/28	580,000

		Total Qatar	1,640,567

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Saudi Arabia — 0.8%
$1,200,000		Saudi Government International Bonds, 2.375% due 10/26/21	$1,208,993

Slovenia — 0.2%
250,000		Slovenia Government International Bonds, 5.250% due 2/18/24	283,442

Spain — 7.7%
		Autonomous Community of Catalonia:
100,000	EUR	4.900% due 9/15/21	118,645
100,000	EUR	4.220% due 4/26/35	147,006
		Spain Government Bonds:
300,000	EUR	0.250% due 7/30/24(c)	337,707
3,000,000	EUR	1.450% due 10/31/27(c)	3,654,027
1,500,000	EUR	1.400% due 7/30/28(c)(d)	1,827,123
1,100,000	EUR	1.450% due 4/30/29(c)	1,350,285
1,900,000	EUR	0.600% due 10/31/29(c)(d)	2,168,686
900,000	EUR	2.900% due 10/31/46(c)	1,429,490
100,000	EUR	2.700% due 10/31/48(c)	154,991

		Total Spain	11,187,960

United Arab Emirates — 0.4%
		Abu Dhabi Government International Bonds:
300,000		2.500% due 10/11/22(c)	305,721
200,000		3.125% due 10/11/27(c)	214,639

		Total United Arab Emirates	520,360

United Kingdom — 2.8%
		United Kingdom Gilt:
1,400,000	GBP	3.250% due 1/22/44(d)	2,683,747
700,000	GBP	3.500% due 1/22/45(d)	1,408,090

		Total United Kingdom	4,091,837

		TOTAL SOVEREIGN BONDS (Cost — $73,617,818)	80,741,315

MORTGAGE-BACKED SECURITIES — 37.6%

CMHC — 0.3%
		Canadian Mortgage and Housing Corp. (CMHC):
129,165	CAD	2.085% (1-Month Canadian Bank Bill + 0.100%) due 6/1/20(b)	96,214
411,555	CAD	2.285% (1-Month Canadian Bank Bill + 0.300%) due 7/1/20 — 8/1/20(b)	306,778

		Total CMHC	402,992

FNMA — 37.3%
		Federal National Mortgage Association (FNMA):
18,689,713		3.500% due 10/1/34 — 4/1/50	19,414,392
31,545		4.353% (1-Year CMT Index + 2.360%) due 11/1/34(b)	33,583
25,273		6.500% due 8/1/37	26,272
4,195,935		3.000% due 5/1/48 — 4/1/50(e)	4,324,632
2,900,000		2.500% due 4/1/50 — 5/1/50(e)	2,954,313
25,800,000		4.000% due 4/1/50(e)	27,167,976

		Total FNMA	53,921,168

GNMA — 0.0%
2,149		Government National Mortgage Association II (GNMA), 6.000% due 9/20/38	2,335

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $53,936,403)	54,326,495

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

CORPORATE BONDS & NOTES — 30.8%

Argentina — 0.0%
1,390,000	ARS	YPF SA, Senior Unsecured Notes, 52.992% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 6.000%) due 3/4/21(a)(b)	$27,744

Canada — 0.6%
$100,000		Enbridge Inc., Company Guaranteed Notes, 2.594% (3-Month USD-LIBOR + 0.700%) due 6/15/20(b)	100,178
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28(c)	122,084
300,000		HSBC Bank Canada, Covered Notes, 3.300% due 11/28/21(c)	310,436
400,000		Toronto-Dominion Bank (The), Covered Notes, 2.100% due 7/15/22(c)	408,319

		Total Canada	941,017

Cayman Islands — 1.5%
300,000		CK Hutchison International 17 Ltd., Company Guaranteed Notes, 2.875% due 4/5/22(c)	307,525
		KSA Sukuk Ltd., Senior Unsecured Notes:
200,000		2.894% due 4/20/22(c)	204,423
500,000		4.303% due 1/19/29(c)	565,946
200,000		Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28	227,030
200,000		Sunac China Holdings Ltd., Senior Secured Notes, 7.875% due 2/15/22	207,059
707,024		US Capital Funding II Ltd./US Capital Funding II Corp., Asset Backed, 2.513% (3-Month USD-LIBOR + 0.750%) due 8/1/34(b)(c)	673,087

		Total Cayman Islands	2,185,070

Denmark — 5.2%
		Jyske Realkredit AS, Covered Notes:
1,387,863	DKK	1.500% due 10/1/37	211,648
1	DKK	2.000% due 10/1/47	—
1,456	DKK	3.000% due 10/1/47	231
6,868,316	DKK	1.000% due 10/1/50	1,023,022
744,853	DKK	1.500% due 10/1/50	112,769
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
677,658	DKK	1.500% due 10/1/37	103,728
135,017	DKK	2.500% due 10/1/37	20,964
1	DKK	2.000% due 10/1/47	—
9,987	DKK	2.500% due 10/1/47	1,547
9,499,065	DKK	1.000% due 10/1/50	1,409,850
346,958	DKK	1.500% due 10/1/50	52,421
598,708	DKK	2.000% due 10/1/50	91,236
		Nykredit Realkredit AS, Covered Notes:
53,136	DKK	2.500% due 10/1/36	8,266
1	DKK	2.000% due 7/1/37	—
358,752	DKK	1.500% due 10/1/37	54,802
1	DKK	2.000% due 10/1/47	—
5,728	DKK	2.500% due 10/1/47	887
15,384,030	DKK	1.000% due 10/1/50	2,274,474
14,120,840	DKK	1.500% due 10/1/50	2,138,637
		Realkredit Danmark AS, Covered Notes:
42,355	DKK	2.500% due 4/1/36	6,568
1	DKK	2.000% due 10/1/37	—
24,154	DKK	2.500% due 7/1/47	3,739
1	DKK	2.000% due 10/1/47	—

		Total Denmark	7,514,789

France — 0.8%
100,000	GBP	BNP Paribas SA, Senior Unsecured Notes, 3.375% due 1/23/26	139,751
250,000		Credit Agricole SA, Senior Unsecured Notes, 3.750% due 4/24/23(c)	265,326

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

France — 0.8% — (continued)
$700,000		Danone SA, Senior Unsecured Notes, 2.077% due 11/2/21(c)	$706,066

		Total France	1,111,143

Germany — 1.8%
		Deutsche Bank AG, Senior Unsecured Notes:
400,000		2.617% (3-Month USD-LIBOR + 0.815%) due 1/22/21(b)	399,145
100,000		3.150% due 1/22/21	100,918
800,000		4.250% due 10/14/21	825,899
350,000		3.961% (SOFR + 2.581%) due 11/26/25(b)	368,612
100,000	EUR	2.625% due 2/12/26	118,535
300,000		IHO Verwaltungs GmbH, Senior Secured Notes, 6.000% (6.000% cash or 6.750 PIK) due 5/15/27(c)(f)	309,854
400,000	EUR	Volkswagen Leasing GmbH, Company Guaranteed Notes, 0.071% (0.450% – 3-Month EURIBOR) due 7/6/21(g)	441,891

		Total Germany	2,564,854

Ireland — 1.3%
800,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 4.625% due 10/30/20	812,598
200,000	EUR	Bank of Ireland, Junior Subordinated Notes, 7.375% (5-Year EUR Swap Rate + 6.956%)(b)(h)	223,319
400,000		GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes, 2.342% due 11/15/20	401,135
200,000		Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 2.400% due 9/23/21	202,716
200,000		SMBC Aviation Capital Finance DAC, Company Guaranteed Notes, 3.000% due 7/15/22(c)	206,550

		Total Ireland	1,846,318

Italy — 0.8%
		Banca Carige SpA, Covered Notes:
400,000	EUR	1.314% (1.700% – 3-Month EURIBOR) due 10/25/21(g)	446,372
400,000	EUR	1.085% (1.500% – 3-Month EURIBOR) due 5/25/22(g)	445,495
200,000	EUR	UniCredit SpA, Junior Subordinated Notes, 6.750% (5-Year EUR Swap Rate + 6.100%)(b)(h)	231,010

		Total Italy	1,122,877

Japan — 1.2%
		Central Nippon Expressway Co., Ltd., Senior Unsecured Notes:
800,000		2.291% (3-Month USD-LIBOR + 0.540%) due 8/4/20(b)	800,762
200,000		2.091% due 9/14/21	201,321
400,000		Chugoku Electric Power Co., Inc. (The), Senior Secured Notes, 2.701% due 3/16/20	400,134
400,000		NTT Finance Corp., Senior Unsecured Notes, 1.900% due 7/21/21	402,306

		Total Japan	1,804,523

Jersey Channel Islands — 0.1%
100,000	GBP	Kennedy Wilson Europe Real Estate Ltd., Senior Unsecured Notes, 3.950% due 6/30/22	133,257

Luxembourg — 0.2%
100,000		Allergan Funding SCS, Company Guaranteed Notes, 3.450% due 3/15/22	103,636
200,000		NORD/LB Luxembourg SA Covered Bonds Bank, Covered Notes, 2.875% due 2/16/21	202,743

		Total Luxembourg	306,379

Netherlands — 2.2%
400,000		BMW Finance NV, Company Guaranteed Notes, 2.250% due 8/12/22(c)	405,760
		Cooperatieve Rabobank UA:
		Junior Subordinated Notes:
300,000	EUR	5.500% (5-Year EUR Swap Rate + 5.250%)(b)(h)	335,443
200,000	EUR	6.625% (6.697% – 5-Year EUR Swap Rate)(g)(h)	237,041
300,000	EUR	Senior Unsecured Notes, 6.875% due 3/19/20	332,244

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

Netherlands — 2.2% — (continued)
		ING Bank NV:
300,000	EUR	Senior Unsecured Notes, 0.375% due 11/26/21	$334,629
$600,000		Covered Notes, 2.625% due 12/5/22(c)	622,896
		Petrobras Global Finance BV, Company Guaranteed Notes:
170,000		6.125% due 1/17/22	181,273
278,000		5.093% due 1/15/30(c)	297,808
50,000	EUR	Stichting AK Rabobank Certificaten, Junior Subordinated Notes, 6.500%(h)	70,400
400,000		Syngenta Finance NV, Company Guaranteed Notes, 3.698% due 4/24/20(c)	400,854

		Total Netherlands	3,218,348

Norway — 0.3%
400,000		DNB Boligkreditt AS, Covered Notes, 2.500% due 3/28/22(c)	410,462

Portugal — 0.1%
		Banco Espirito Santo SA, Senior Unsecured Notes:
200,000	EUR	4.750% due 1/15/18(a)(i)	43,048
200,000	EUR	4.000% due 1/21/19(a)(i)	43,048

		Total Portugal	86,096

Singapore — 0.2%
200,000		BOC Aviation Ltd., Senior Unsecured Notes, 2.750% due 9/18/22(c)	203,931
100,000		DBS Bank Ltd., Covered Notes, 3.300% due 11/27/21(c)	103,182

		Total Singapore	307,113

Supranational — 0.6%
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	321,196
800,000	AUD	0.500% due 8/10/23	513,076

		Total Supranational	834,272

Sweden — 0.2%
2,000,000	SEK	Sveriges Sakerstallda Obligationer AB, Covered Notes, 2.000% due 6/17/26	226,968

Switzerland — 1.4%
		Credit Suisse Group AG, Senior Unsecured Notes:
300,000		2.997% (3-Month USD-LIBOR + 1.200%) due 12/14/23(b)(c)	307,005
250,000		4.282% due 1/9/28(c)	277,754
250,000		3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(b)(c)	272,072
		UBS AG, Subordinated Notes:
250,000		7.625% due 8/17/22	281,198
400,000		5.125% due 5/15/24	433,160
400,000		UBS Group AG, Senior Unsecured Notes, 2.642% (3-Month USD-LIBOR + 0.950%) due 8/15/23(b)(c)	404,705

		Total Switzerland	1,975,894

United Kingdom — 7.0%
400,000		Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	445,948
		Barclays PLC:
600,000	GBP	Junior Subordinated Notes, 7.125% (5-Year UK Government Note Generic Bid Yield + 6.579%)(b)(h)	851,484
		Senior Unsecured Notes:
600,000		3.844% (3-Month USD-LIBOR + 2.110%) due 8/10/21(b)	613,368
200,000		4.610% (3-Month USD-LIBOR + 1.400%) due 2/15/23(b)	210,292
100,000		British Telecommunications PLC, Senior Unsecured Notes, 9.625% due 12/15/30	158,549
300,000	GBP	Clydesdale Bank PLC, Senior Unsecured Notes, 2.250% due 4/21/20	385,125
200,000	GBP	Co-operative Group Holdings 2011 Ltd., Company Guaranteed Notes, step bond to yield, 6.875% due 7/8/20	258,806

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

United Kingdom — 7.0% — (continued)
100,000	EUR	FCE Bank PLC, Senior Unsecured Notes, 1.660% due 2/11/21	$111,808
		HSBC Holdings PLC:
100,000	GBP	Subordinated Notes, 6.750% due 9/11/28	171,614
		Senior Unsecured Notes:
$400,000		2.292% (3-Month USD-LIBOR + 0.600%) due 5/18/21(b)	400,351
300,000		2.692% (3-Month USD-LIBOR + 1.000%) due 5/18/24(b)	302,763
200,000		3.803% (3-Month USD-LIBOR + 1.211%) due 3/11/25(b)	213,601
600,000		Imperial Brands Finance PLC, Company Guaranteed Notes, 2.950% due 7/21/20(c)	602,524
400,000		Lloyds Bank PLC, Senior Unsecured Notes, 2.250% due 8/14/22	405,534
		Lloyds Banking Group PLC:
200,000	GBP	Junior Subordinated Notes, 5.125% (5-Year UK Government Note Generic Bid Yield + 4.607%)(b)(h)	260,377
300,000		Subordinated Notes, 4.582% due 12/10/25	327,978
		Senior Unsecured Notes:
300,000		4.050% due 8/16/23	321,637
200,000		3.900% due 3/12/24	215,093
200,000	GBP	Marks & Spencer PLC, Senior Unsecured Notes, 3.000% due 12/8/23	268,236
200,000		Nationwide Building Society, Senior Unsecured Notes, 3.766% (3-Month USD-LIBOR + 1.064%) due 3/8/24(b)(c)	209,512
100,000	GBP	RAC Bonds Co. PLC, Senior Secured Notes, 4.870% due 5/6/26	133,846
		Royal Bank of Scotland Group PLC:
		Junior Subordinated Notes:
200,000		7.500% (5-Year USD Swap Rate + 5.800%)(b)(h)	202,231
200,000		8.000% (5-Year USD Swap Rate + 5.720%)(b)(h)	228,355
200,000		8.625% (5-Year USD Swap Rate + 7.598%)(b)(h)	211,955
		Senior Unsecured Notes:
800,000		3.497% (3-Month USD-LIBOR + 1.550%) due 6/25/24(b)	812,149
200,000		4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(b)	215,055
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
400,000		4.796% (3-Month USD-LIBOR + 1.570%) due 11/15/24(b)	436,139
600,000		3.823% (3-Month USD-LIBOR + 1.400%) due 11/3/28(b)	652,921
97,370	GBP	Tesco Property Finance 4 PLC, Senior Secured Notes, 5.801% due 10/13/40	168,363
300,000	GBP	Virgin Media Secured Finance PLC, Senior Secured Notes, 4.875% due 1/15/27	392,275

		Total United Kingdom	10,187,889

United States — 5.3%
		AT&T Inc.:
200,000	EUR	Junior Subordinated Notes, 2.875% (3.140% – 5-Year EURIBOR ICE Swap Rate)(g)(h)	218,291
		Senior Unsecured Notes:
300,000		2.330% (3-Month USD-LIBOR + 0.750%) due 6/1/21(b)	301,425
300,000		2.781% (3-Month USD-LIBOR + 0.950%) due 7/15/21(b)	302,905
300,000	EUR	1.800% due 9/5/26	359,623
400,000		Aviation Capital Group LLC, Senior Unsecured Notes, 2.530% (3-Month USD-LIBOR + 0.950%) due 6/1/21(b)(c)	402,643
200,000		Bank of America Corp., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.931%)(b)(h)	217,663
58,000		Campbell Soup Co., Senior Unsecured Notes, 3.650% due 3/15/23	61,338
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
250,000		3.579% due 7/23/20	251,407
700,000		4.464% due 7/23/22	742,293
400,000		Comcast Corp., Company Guaranteed Notes, 2.349% (3-Month USD-LIBOR + 0.440%) due 10/1/21(b)	401,895
300,000		Daimler Finance North America LLC, Company Guaranteed Notes, 2.143% (3-Month USD-LIBOR + 0.430%) due 2/12/21(b)(c)	300,248

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

United States — 5.3% — (continued)
$250,000		Dell International LLC/EMC Corp., Senior Secured Notes, 4.420% due 6/15/21(c)	$257,627
200,000		Dominion Energy Gas Holdings LLC, Senior Unsecured Notes, 2.494% (3-Month USD-LIBOR + 0.600%) due 6/15/21(b)	200,900
400,000		Duke Energy Corp., Senior Unsecured Notes, 2.538% (3-Month USD-LIBOR + 0.650%) due 3/11/22(b)	403,050
200,000		Emera US Finance LP, Company Guaranteed Notes, 2.700% due 6/15/21	203,166
200,000		EPR Properties, Company Guaranteed Notes, 4.500% due 6/1/27	223,391
100,000		Equifax Inc., Senior Unsecured Notes, 3.600% due 8/15/21	102,731
		Fidelity National Information Services Inc., Senior Unsecured Notes:
100,000	EUR	0.400% due 1/15/21	110,819
100,000	GBP	1.700% due 6/30/22	130,011
100,000	EUR	0.750% due 5/21/23	112,770
100,000		General Motors Financial Co., Inc., Company Guaranteed Notes, 2.728% (3-Month USD-LIBOR + 0.850%) due 4/9/21(b)	100,350
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, zero coupon, due 12/28/17(a)(i)	17,063
132,000		Navient Corp., Senior Unsecured Notes, 8.000% due 3/25/20	132,688
300,000		Progress Energy Inc., Senior Unsecured Notes, 4.400% due 1/15/21	304,827
100,000		Santander Holdings USA Inc., Senior Unsecured Notes, 3.400% due 1/18/23	103,888
100,000		Spectra Energy Partners LP, Company Guaranteed Notes, 2.592% (3-Month USD-LIBOR + 0.700%) due 6/5/20(b)	100,139
		Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
300,000		2.477% (3-Month USD-LIBOR + 0.770%) due 11/13/20(b)(c)	301,062
200,000		3.875% due 11/13/20(c)	203,063
300,000		2.653% (3-Month USD-LIBOR + 0.940%) due 11/12/21(b)(c)	303,077
200,000		4.000% due 11/12/21(c)	208,304
300,000		WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes, 3.750% due 9/17/24(c)	324,916
300,000		Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 3.150% due 4/1/22	308,992

		Total United States	7,712,565

		TOTAL CORPORATE BONDS & NOTES (Cost — $43,908,049)	44,517,578

COLLATERALIZED MORTGAGE OBLIGATIONS — 16.8%
400,000		ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4, 2.527% (1-Month USD-LIBOR + 0.900%) due 8/25/35(b)	400,913
243,801	EUR	Adagio IV CLO Ltd., Series IV-A, Class A2R, 1.100% due 10/15/29(c)	268,830
331,005	GBP	Aggregator of Loans Backed by Assets PLC, Series 2015-1, Class A, 1.960% (1-Month GBP-LIBOR + 1.250%) due 4/24/49(b)	424,941
368,592	GBP	ALBA PLC, Series 2007-1, Class A3, 0.964% (3-Month GBP-LIBOR + 0.170%) due 3/17/39(b)	455,144
613,625		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 2.107% (1-Month USD-LIBOR + 0.480%) due 5/25/35(b)	590,797
16,759		Banc of America Funding Trust, Series 2006-A, Class 1A1, 4.402% due 2/20/36(b)	16,873
238,940		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 2.927% (1-Month USD-LIBOR + 0.450%) due 3/25/37(b)(c)	239,597
		Bear Stearns Adjustable Rate Mortgage Trust:
3,555		Series 2003-5, Class 1A2, 3.973% due 8/25/33(b)	3,577
5,624		Series 2003-7, Class 6A, 4.211% due 10/25/33(b)	5,787
19,898		Series 2004-2, Class 22A, 4.693% due 5/25/34(b)	19,938
5,589		Series 2004-2, Class 23A, 3.439% due 5/25/34(b)	5,321
69,016		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 4.736% due 1/26/36(b)	58,268
247,918	EUR	Black Diamond CLO Designated Activity Co., Series 2015-1A, Class A1R, 0.650% (3-Month EURIBOR + 0.650%) due 10/3/29(b)(c)	273,689

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 16.8% — (continued)
250,000	EUR	Cairn CLO BV, Series 2016-7A, Class A1R, 0.670% (3-Month EURIBOR + 0.670%) due 1/31/30(b)(c)	$275,898
$460,034		California Street CLO XII Ltd., Series 2013-12A, Class AR, 2.861% (3-Month USD-LIBOR + 1.030%) due 10/15/25(b)(c)	460,345
		Countrywide Alternative Loan Trust:
6,410		Series 2005-21CB, Class A3, 5.250% due 6/25/35	6,278
31,718		Series 2007-7T2, Class A9, 6.000% due 4/25/37	21,435
45,762		Series 2007-11T1, Class A12, 1.977% (1-Month USD-LIBOR + 0.350%) due 5/25/37(b)	19,927
23,751		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	20,430
		Countrywide Asset-Backed Certificates:
172,363		Series 2006-18, Class 2A2, 1.787% (1-Month USD-LIBOR + 0.160%) due 3/25/37(b)	171,564
400,000		Series 2007-9, Class 2A4, 1.877% (1-Month USD-LIBOR + 0.250%) due 2/25/36(b)	378,838
85,163		Series 2007-12, Class 1A1, 2.367% (1-Month USD-LIBOR + 0.740%) due 8/25/47(b)	84,520
692,289		Series 2007-13, Class 1A, 2.467% (1-Month USD-LIBOR + 0.840%) due 10/25/47(b)	693,518
318,807		Series 2007-SEA2, Class 1A1, 2.627% (1-Month USD-LIBOR + 1.000%) due 8/25/47(b)(c)	317,168
		Countrywide Home Loan Mortgage Pass-Through Trust:
2,080		Series 2004-12, Class 11A1, 3.728% due 8/25/34(b)	2,016
78,568		Series 2005-2, Class 1A1, 2.267% (1-Month USD-LIBOR + 0.640%) due 3/25/35(b)	73,638
6,266		Series 2005-3, Class 2A1, 2.207% (1-Month USD-LIBOR + 0.580%) due 4/25/35(b)	5,990
72,999		Series 2005-9, Class 1A3, 2.087% (1-Month USD-LIBOR + 0.460%) due 5/25/35(b)	67,901
21,476		Series 2005-11, Class 3A1, 2.812% due 4/25/35(b)	19,727
21,779		Series 2005-HYB9, Class 3A2A, 3.711% (1-Year USD-LIBOR + 1.750%) due 2/20/36(b)	19,442
725,665		Series 2007-4, Class 1A47, 6.000% due 5/25/37	570,535
114,716		Series 2007-19, Class 2A1, 6.500% due 11/25/47	91,856
485,073		Credit Suisse Mortgage Capital Certificates, Series 2007-NC1, Class 2A1, 2.227% (1-Month USD-LIBOR + 0.600%) due 9/25/37(b)	476,240
35,902		Credit Suisse Mortgage Capital Trust, Series 2007-5R, Class A5, 6.500% due 7/26/36	16,518
400,000		Crown Point CLO 6 Ltd., Series 2018-6A, Class A1, 2.989% (3-Month USD-LIBOR + 1.170%) due 10/20/28(b)(c)	400,075
156,484		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36	58,192
395,486		CSMC Trust, Series 2019-RPL9, Class A1, 3.319% due 10/27/59(b)(c)	401,041
604,566		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 2.377% (1-Month USD-LIBOR + 0.750%) due 10/25/47(b)	583,122
300,000	EUR	Dryden 46 Euro CLO 2016 BV, Series 2016-46A, Class A1R, 0.880% (3-Month EURIBOR + 0.880%) due 1/15/30(b)(c)	331,392
242,380	GBP	Durham Mortgages A PLC, Series 2018-AX, Class A, 1.304% (3-Month GBP-LIBOR + 0.550%) due 3/31/53	311,335
633,188		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 2.677% (1-Month USD-LIBOR + 1.050%) due 5/25/37(b)(c)	636,200
179,705	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 0.948% (3-Month GBP-LIBOR + 0.150%) due 6/15/44(b)	225,163
381,185	GBP	Eurosail-UK PLC, Series 2007-4X, Class A3, 1.750% (3-Month GBP-LIBOR + 0.950%) due 6/13/45(b)	490,736
100,000		Evans Grove CLO Ltd., Series 2018-1A, Class A1, 2.533% (3-Month USD-LIBOR + 0.920%) due 5/28/28(b)(c)	99,948
		Federal Home Loan Mortgage Corp. (FHLMC):
25,276		Series T-35, Class A, 1.767% (1-Month USD-LIBOR + 0.140%) due 9/25/31(b)	25,045
34,841		Series T-62, Class 1A1, 3.253% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(b)	34,915
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
28,215		Series 2391, Class FJ, 2.159% (1-Month USD-LIBOR + 0.500%) due 4/15/28(b)	28,298
46,094		Series 2614, Class SJ, 15.102% (19.663% – 2.75% x 1 Month USD-LIBOR) due 5/15/33(g)	66,991
179,718		Series 4579, Class FD, 2.131% (1-Month USD-LIBOR + 0.350%) due 1/15/38(b)	178,490
179,718		Series 4579, Class SD, 2.415% due 1/15/38(b)(j)	12,561

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 16.8% — (continued)
$6,209		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	$7,270
		Federal National Mortgage Association (FNMA), REMICS:
6,160		Series 2003-34, Class A1, 6.000% due 4/25/43	7,171
12,887		Series 2006-48, Class TF, 2.027% (1-Month USD-LIBOR + 0.400%) due 6/25/36(b)	12,866
95,568		Series 2009-104, Class FA, 2.427% (1-Month USD-LIBOR + 0.800%) due 12/25/39(b)	97,522
43,618		Federal National Mortgage Association (FNMA), REMICS Trust, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	50,265
177,854		Figueroa CLO Ltd., Series 2014-1A, Class AR, 2.731% (3-Month USD-LIBOR + 0.900%) due 1/15/27(b)(c)	177,918
202,138		First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1.987% (1-Month USD-LIBOR + 0.360%) due 10/25/35(b)	202,412
33,200		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 3.894% due 11/19/35(b)	32,137
409,108		Government National Mortgage Association (GNMA), Series 2016-H15, Class FA, 2.534% (1-Month USD-LIBOR + 0.800%) due 7/20/66(b)	412,465
		GSR Mortgage Loan Trust:
10,434		Series 2003-1, Class A2, 4.300% (1-Year CMT Index + 1.750%) due 3/25/33(b)	10,693
150,104		Series 2005-AR7, Class 2A1, 4.259% due 11/25/35(b)	151,825
		Harborview Mortgage Loan Trust:
18,451		Series 2005-2, Class 2A1A, 2.087% (1-Month USD-LIBOR + 0.440%) due 5/19/35(b)	17,949
44,342		Series 2005-3, Class 2A1A, 2.138% (1-Month USD-LIBOR + 0.480%) due 6/19/35(b)	44,872
86,043		Series 2006-SB1, Class A1A, 2.903% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(b)	84,683
104,145		Series 2007-1, Class 2A1A, 1.777% (1-Month USD-LIBOR + 0.130%) due 3/19/37(b)	100,837
462,140	GBP	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.761% (Sterling Overnight Index Average + 1.050%) due 5/25/53(b)(c)	596,382
		JPMorgan Mortgage Trust:
3,732		Series 2003-A2, Class 3A1, 3.684% due 11/25/33(b)	3,881
1,670		Series 2005-A1, Class 6T1, 4.395% due 2/25/35(b)	1,700
43,411		JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 5.444% due 7/27/37(b)(c)	43,872
514,890	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 0.956% (3-Month GBP-LIBOR + 0.160%) due 1/1/61(b)	627,917
5,131		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 3.747% due 2/25/33(b)	5,180
400,000		Monarch Grove CLO, Series 2018-1A, Class A1, 2.674% (3-Month USD-LIBOR + 0.880%) due 1/25/28(b)(c)	399,598
		New Residential Mortgage Loan Trust:
382,037		Series 2019-RPL3, Class A1, 2.750% due 7/25/59(b)(c)	393,229
396,088		Series 2020-RPL1, Class A1, 2.750% due 11/25/59(b)(c)	409,566
641,684	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 0.947% (3-Month GBP-LIBOR + 0.160%) due 12/1/50(b)	794,180
400,000		NovaStar Mortgage Funding Trust, Series 2006-1, Class A2D, 2.167% (1-Month USD-LIBOR + 0.540%) due 5/25/36(b)	377,883
91,836		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 1.767% (1-Month USD-LIBOR + 0.140%) due 3/25/37(b)	84,132
161,167		RAAC Trust, Series 2007-SP3, Class A1, 2.827% (1-Month USD-LIBOR + 1.200%) due 9/25/47(b)	162,370
55,813		RALI Trust, Series 2007-QO2, Class A1, 1.777% (1-Month USD-LIBOR + 0.150%) due 2/25/47(b)	30,854
79,503	CAD	Real Estate Asset Liquidity Trust, Series 2018-1A, Class A1, 3.072% due 8/12/53(c)	60,973
		Residential Asset Securitization Trust:
17,321		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	11,978
45,091		Series 2006-R1, Class A2, 2.027% (1-Month USD-LIBOR + 0.400%) due 1/25/46(b)	17,748
143,524	GBP	Residential Mortgage Securities 28 PLC, Series 28, Class A, 1.948% (3-Month GBP-LIBOR + 1.150%) due 6/15/46(b)	184,368

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 16.8% — (continued)
247,676	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 0.958% (3-Month GBP-LIBOR + 0.160%) due 12/15/43(b)	$306,074
		RMAC Securities No 1 PLC:
238,641	GBP	Series 2006-NS1X, Class A2A, 0.929% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(b)	295,102
452,956	GBP	Series 2006-NS3X, Class A2A, 0.929% (3-Month GBP-LIBOR + 0.150%) due 6/12/44(b)	556,488
		Soundview Home Loan Trust:
$204,384		Series 2006-3, Class A3, 1.787% (1-Month USD-LIBOR + 0.160%) due 11/25/36(b)	203,320
1,300,000		Series 2006-3, Class A4, 1.877% (1-Month USD-LIBOR + 0.250%) due 11/25/36(b)	1,224,859
		Structured Adjustable Rate Mortgage Loan Trust:
5,814		Series 2004-1, Class 4A1, 3.871% due 2/25/34(b)	5,889
19,719		Series 2004-4, Class 3A2, 4.190% due 4/25/34(b)	20,162
35,068		Series 2004-19, Class 2A1, 3.453% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(b)	34,741
		Structured Asset Mortgage Investments II Trust:
44,661		Series 2005-AR2, Class 2A1, 2.087% (1-Month USD-LIBOR + 0.460%) due 5/25/45(b)	44,851
57,263		Series 2005-AR8, Class A1A, 1.907% (1-Month USD-LIBOR + 0.280%) due 2/25/36(b)	55,527
35,076		Series 2006-AR5, Class 1A1, 1.837% (1-Month USD-LIBOR + 0.210%) due 5/25/36(b)	32,422
199,945		Series 2007-AR4, Class A3, 1.847% (1-Month USD-LIBOR + 0.220%) due 9/25/47(b)	198,524
89,613		Series 2007-AR6, Class A1, 3.553% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(b)	88,519
60,763		Structured Asset Securities Corp., Series 2006-RF1, Class 1A, 1.907% (1-Month USD-LIBOR + 0.280%) due 1/25/36(b)(c)	56,573
372,845		Symphony CLO XIV Ltd., Series 2014-14A, Class AR, 2.788% (3-Month USD-LIBOR + 0.950%) due 7/14/26(b)(c)	372,901
234,904		THL Credit Wind River CLO Ltd., Series 2012-1A, Class AR2, 2.711% (3-Month USD-LIBOR + 0.880%) due 1/15/26(b)(c)	234,999
300,000	EUR	Tikehau CLO II BV, Series 2A, Class AR, 0.880% (3-Month EUR-LIBOR + 0.880%) due 12/7/29(b)(c)	331,471
400,000	EUR	Toro European CLO 2 DAC, Series 2A, Class AR, 0.900% (3-Month EUR-LIBOR + 0.900%) due 10/15/30(b)(c)	442,293
580,506	GBP	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, 1.611% (Sterling Overnight Average Index + 0.900%) due 7/20/45(b)(c)	746,026
1,327,662		Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900% due 10/25/59(b)(c)	1,382,157
400,000		Tralee CLO V Ltd., Series 2018-5A, Class A1, 2.929% (3-Month USD-LIBOR + 1.110%) due 10/20/28(b)(c)	400,322
400,000		Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 2.681% (3-Month USD-LIBOR + 0.850%) due 1/15/28(b)(c)	399,645
100,000		Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 2.711% (3-Month USD-LIBOR + 0.880%) due 4/15/27(b)(c)	99,957
		WaMu Mortgage Pass-Through Certificates Trust:
10,084		Series 2002-AR9, Class 1A, 3.453% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(b)	9,940
2,454		Series 2003-AR5, Class A7, 4.663% due 6/25/33(b)	2,518
182,957		Series 2003-AR9, Class 2A, 4.399% due 9/25/33(b)	188,322
235,617		Series 2004-AR1, Class A, 4.052% due 3/25/34(b)	241,484
34,411		Series 2005-AR13, Class A1A1, 1.917% (1-Month USD-LIBOR + 0.290%) due 10/25/45(b)	34,355
36,750		Series 2006-AR10, Class 2A1, 3.827% due 9/25/36(b)	35,589
69,176		Series 2006-AR13, Class 2A, 2.536% (11th District Cost of Funds Index + 1.500%) due 10/25/46(b)	67,785
21,514		Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class 3A, 2.993% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(b)	15,985
93,305		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 3.870% due 12/25/32(b)	96,155

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $24,597,727)	24,282,614

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

U.S. GOVERNMENT OBLIGATIONS — 7.0%
$1,731,366		U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/25(d)	$1,966,489
		U.S. Treasury Inflation Indexed Notes:
211,332		0.125% due 4/15/22(k)	212,949
310,365		0.625% due 4/15/23(k)	319,263
3,363,345		0.250% due 1/15/25(d)	3,470,694
1,041,790		0.500% due 1/15/28	1,109,018
2,800,000		U.S. Treasury Notes, 2.875% due 4/30/25(d)	3,072,563

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $9,631,970)	10,150,976

ASSET-BACKED SECURITIES — 0.6%

Automobiles — 0.5%
331,575		Bank of The West Auto Trust, Series 2019-1, Class A2, 2.400% due 10/17/22(c)	333,344
400,000		Toyota Auto Loan Extended Notes Trust, Series 2019-1A, Class A, 2.560% due 11/25/31(c)	419,249

		Total Automobiles	752,593

Student Loans — 0.1%
73,351		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 2.744% (3-Month USD-LIBOR + 0.950%) due 4/25/38(b)	73,032

		TOTAL ASSET-BACKED SECURITIES (Cost — $804,844)	825,625

MUNICIPAL BOND — 0.0%

United States — 0.0%
700,000		Tobacco Settlement Finance Authority, Revenue Bonds, Series B, zero coupon, due 6/1/47 (Cost — $52,368)	35,987

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $206,549,179)	214,880,590

SHORT-TERM INVESTMENTS —1.7%

SOVEREIGN BOND — 0.4%

Japan — 0.4%
60,000,000	JPY	Japan Treasury Discount Bills, (0.150)% due 3/23/20(l) (Cost — $547,707)	556,466

TIME DEPOSITS — 1.3%
		BBH — Grand Cayman:
87	DKK	(0.950)% due 3/2/20	13
135,384	SEK	(0.170)% due 3/2/20	14,090
26,711	AUD	0.310% due 3/2/20	17,393
3,876	SGD	0.500% due 3/2/20	2,783
72	HKD	0.630% due 3/2/20	9
3,961	NOK	0.700% due 3/2/20	421
2,049	NZD	0.700% due 3/2/20	1,281
57,806	CAD	0.820% due 3/2/20	43,068
212,106	ZAR	6.250% due 3/2/20	13,592
186,345	EUR	BNP Paribas — Paris, (0.680)% due 3/2/20	205,687
30,265	GBP	Citibank — London, 0.330% due 3/2/20	38,797
472,426		JPMorgan Chase & Co. — New York, 0.950% due 3/2/20	472,426

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value

TIME DEPOSITS — 1.3% — (continued)
		Sumitomo Mitsui Banking Corp. — Tokyo:
7,956,966	JPY	(0.260)% due 3/2/20	$73,768
$950,380		0.950% due 3/2/20	950,380

		TOTAL TIME DEPOSITS (Cost — $1,833,708)	1,833,708

		TOTAL SHORT-TERM INVESTMENTS (Cost — $2,381,415)	2,390,174

		TOTAL INVESTMENTS IN SECURITIES (Cost — $208,930,594)	217,270,764

		TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost — $121,054)	62,257

		TOTAL INVESTMENTS — 150.3% (Cost — $209,051,648)	217,333,021

		Liabilities in Excess of Other Assets — (50.3)%	(72,727,133)

		TOTAL NET ASSETS — 100.0%	$144,605,888

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Illiquid security.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at February 29, 2020.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 29, 2020, amounts to approximately $47,546,557 and represents 32.9% of net assets.

(d)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(e)	This security is traded on a TBA basis (see Note 1).
(f)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(g)	Inverse Floating Rate Security — interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of February 29, 2020.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Security is currently in default.
(j)	Interest only security.
(k)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
(l)	Rate shown represents yield-to-maturity.

At February 29, 2020, for International Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Fixed Income Fund	$209,051,648	$17,958,367	$(11,629,474)	$6,328,893

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Rate
CPI	— Consumer Price Index
EURIBOR	— Euro Interbank Offered Rate
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
Sovereign Bonds	37.2%
Mortgage-Backed Securities	25.0
Corporate Bonds & Notes	20.5
Collateralized Mortgage Obligations	11.2
U.S. Government Obligations	4.6
Asset-Backed Securities	0.4
Municipal Bond	0.0	*
Purchased Options	0.0	*
Short-Term Investments	1.1

	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%

At February 29, 2020, International Fixed Income Fund held the following Options Contracts Purchased:

Currency Options

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
1,271,000	1,094,414	GBP	OTC Euro versus British Pound, Put	GSC	4/22/20	GBP	0.83	$1,923
979,000	$1,080,620		OTC Euro versus U.S. Dollar, Put	GSC	4/8/20		$1.09	3,579

			Total Currency Options					$5,502

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
200,000	1,436	GBP	OTC 30-Year Swaption, 3-Month GBP-EURIBOR, Put	GSC	2/26/21	0.860%	$11,620
400,000	$6,322		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	BCLY	8/23/21	1.758%	14,081
1,000,000	15,804		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	BOA	9/15/21	2.175%	16,042
600,000	9,482		OTC 30-Year Swaption, 3-Month USD-LIBOR, Put	DUB	12/21/21	2.300%	8,626

			Total Interest Rate Swaptions				$50,369

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Options on Futures

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
38	5,434,000	CAD	Canada Government 10-Year Bond June Futures, Call	BOA	5/15/20	CAD	169.00	$142
7	951,930	EUR	Euro-Bobl June Futures, Put	SOG	5/22/20	EUR	131.50	39
76	11,083,080	EUR	Euro-BTP June Futures, Put	SOG	5/22/20	EUR	106.00	839
32	5,592,320	EUR	Euro-Bund June Futures, Call	SOG	5/22/20	EUR	187.00	1,766
11	1,922,360	EUR	Euro-Bund June Futures, Call	SOG	5/22/20	EUR	189.00	364
8	1,371,200	EUR	Euro-OAT June Futures, Put	SOG	5/22/20	EUR	151.00	88
89	9,998,260	EUR	Euro-Schatz June Futures, Call	SOG	5/22/20	EUR	113.40	982
1,500,000	$106,500,000		OTC Federal National Mortgage Association (FNMA) 30-Year January Futures, Put	JPM	3/5/20		$71.00	—
3,200,000	230,400,000		OTC Federal National Mortgage Association (FNMA) 30-Year January Futures, Put	JPM	3/5/20		$72.00	—
30	3,999,844		U.S. Treasury 10-Year Note June Futures, Call	CITI	5/22/20		$148.00	1,875
5	666,641		U.S. Treasury 10-Year Note June Futures, Put	CITI	5/22/20		$119.50	5
14	1,705,156		U.S. Treasury 5-Year Note June Futures, Put	CITI	5/22/20		$112.00	14
6	730,781		U.S. Treasury 5-Year Note June Futures, Put	CITI	5/22/20		$112.25	6
34	4,141,094		U.S. Treasury 5-Year Note June Futures, Put	CITI	5/22/20		$113.00	266

			Total Options on Futures					$6,386

			TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $121,054)					$62,257

†	Amount denominated in U.S. dollars, unless otherwise noted.

At February 29, 2020, International Fixed Income Fund held the following Options Contracts Written:

Credit Default Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
600,000	337,230	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	BOA	3/18/20	0.425%	$15
500,000	281,025	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	BCLY	3/18/20	0.425%	13
200,000	112,410	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	JPM	3/18/20	0.425%	5
400,000	224,820	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	BNP	3/18/20	0.450%	25
400,000	224,820	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	GSC	3/18/20	0.450%	25
200,000	112,410	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	JPM	3/18/20	0.450%	12
200,000	112,410	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	BOA	3/18/20	0.450%	12
100,000	56,205	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	DUB	3/18/20	0.450%	6
100,000	56,205	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	MLP	3/18/20	0.450%	6
600,000	337,230	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	BOA	3/18/20	0.700%	1,027
500,000	281,025	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	BCLY	3/18/20	0.700%	856
200,000	112,410	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	JPM	3/18/20	0.700%	342
400,000	224,820	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	GSC	3/18/20	0.800%	293
300,000	168,615	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	BNP	3/18/20	0.800%	220
200,000	112,410	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	DUB	3/18/20	0.800%	146
200,000	112,410	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	BOA	3/18/20	0.800%	146
200,000	112,410	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	JPM	3/18/20	0.800%	147
100,000	56,205	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	MLP	3/18/20	0.800%	73

			Total Credit Default Swaptions				$3,369

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Currency Options

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
1,271,000	1,094,414	GBP	OTC Euro versus British Pound, Call	GSC	4/22/20	GBP	0.86	$16,486
650,000	5,044,244	CNH	OTC Euro versus Chinese Offshore Renminbi, Call	HSBC	4/2/20	CNH	7.85	1,340
597,000	44,089,874	RUB	OTC Euro versus Russian, Call	GSC	4/2/20	RUB	73.00	17,671
979,000	$1,080,620		OTC Euro versus U.S. Dollar, Call	GSC	4/8/20		$1.11	8,072
700,000	4,921,420	CNH	OTC U.S. Dollar versus Chinese Offshore Renminbi, Call	GSC	3/3/20	CNH	7.07	48
2,103,000	14,785,352	CNH	OTC U.S. Dollar versus Chinese Offshore Renminbi, Call	HSBC	3/6/20	CNH	7.14	288
700,000	700,000		OTC U.S. Dollar versus Chinese Offshore Renminbi, Put	GSC	3/3/20	CNH	6.95	245

			Total Currency Options					$44,150

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
530,000	$83,760		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	8/6/20	1.450%	$29,691
520,000	82,180		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	8/11/20	1.450%	29,283
530,000	83,760		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	8/6/20	1.450%	958
520,000	82,180		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	8/11/20	1.450%	962
3,300,000	52,153		OTC 3-Year Swaption, 3-Month USD-LIBOR, Put	BCLY	8/23/21	1.448%	11,387
8,300,000	131,172		OTC 3-Year Swaption, 3-Month USD-LIBOR, Put	BOA	9/15/21	1.880%	10,951
5,100,000	80,599		OTC 3-Year Swaption, 3-Month USD-LIBOR, Put	DUB	12/21/21	2.020%	6,716
550,000	3,948	GBP	OTC 10-Year Swaption, 3-Month GBP-LIBOR , Put	GSC	2/26/21	0.780%	11,302
100,000	425	EUR	OTC 30-Year Swaption, 3-Month EURIBOR, Call	JPM	8/25/20	0.000%	4,189
200,000	850	EUR	OTC 30-Year Swaption, 3-Month EURIBOR, Call	GSC	8/27/20	0.000%	8,445
300,000	1,275	EUR	OTC 30-Year Swaption, 3-Month EURIBOR, Call	GSC	8/28/20	0.000%	11,908

			Total Interest Rate Swaptions				$125,792

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $199,024)				$173,311

†	Amount denominated in U.S. dollars, unless otherwise noted.

At February 29, 2020, International Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amounts†		Security	Value
		Bank of America:
$3,441,000		1.730% due 4/20/20	$3,441,000
		BNP Paribas SA:
1,880,029	EUR	(0.470)% due 5/27/20	2,075,177
5,714,125	EUR	(0.450)% due 5/27/20	6,307,251
1,343,903	EUR	(0.440)% due 5/27/20	1,483,400
		BNP Paribas SA:
2,517,754	GBP	0.830% due 5/13/20	3,227,508
		Credit Suisse Securities (USA) LLC:
3,003,000		1.710% due 3/3/20	3,003,000
		NatWest Markets Securities Inc.:
1,962,150		1.710% due 3/5/20	1,962,150

		TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $21,357,000)	$21,499,486

†	Amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

For the period ended February 29, 2020, the daily average borrowing and interest rate under the reverse repurchase agreements were $26,725,535 and 0.935%, respectively.

At February 29, 2020, International Fixed Income Fund held the following Forward Sale Commitment:

Face Amounts†	Security	Value
	Federal National Mortgage Association (FNMA):
$100,000	3.500% due 3/1/35(a) (Proceeds — $104,094)	$104,751

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	This security is traded on a TBA basis (see Note 1).

At February 29, 2020, International Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 3-Year Bond March Futures	54	3/20	$4,071,348	$4,090,768	$19,420
Euro-Bobl March Futures	7	3/20	1,035,519	1,048,191	12,672
Euro-BTP June Futures	71	6/20	11,579,899	11,462,367	(117,532)
Euro-BTP March Futures	7	3/20	1,129,684	1,126,229	(3,455)
Euro-Buxl 30-Year Bond March Futures	11	3/20	2,471,828	2,668,525	196,697
Euro-Schatz Note March Futures	7	3/20	867,979	867,813	(166)
Japan Government 10-Year Bond March Futures	2	3/20	2,829,185	2,856,720	27,535
Short Euro-BTP June Futures	54	6/20	6,732,716	6,710,353	(22,363)
U.S. Treasury 5-Year Note June Futures	54	6/20	6,505,707	6,628,500	122,793
U.S. Treasury 10-Year Note June Futures	13	6/20	1,747,732	1,751,750	4,018

					239,619

Contracts to Sell:
Australian Government 10-Year Bond March Futures	3	3/20	290,690	292,424	(1,734)
Canada Government 10-Year Bond June Futures	34	6/20	3,557,935	3,615,318	(57,383)
Euro-Bund March Futures	21	3/20	4,034,411	4,113,487	(79,076)
Euro-OAT March Futures	16	3/20	2,980,260	2,979,554	706
Euro-Schatz Note June Futures	89	6/20	11,013,975	11,038,044	(24,069)
Short Euro-BTP March Futures	6	3/20	745,970	745,661	309
United Kingdom Treasury 10-Year Gilt June Futures	36	6/20	6,162,657	6,248,493	(85,836)

					(247,083)

Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(7,464)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 29, 2020, International Fixed Income Fund had deposited cash of $561,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

At February 29, 2020, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	1,128,000	USD	763,836	UBS	$734,496	3/3/20	$(29,340)
Australian Dollar	861,000	USD	575,836	BOA	560,655	3/4/20	(15,181)
Australian Dollar	427,000	USD	282,438	HSBC	278,048	3/4/20	(4,390)
Brazilian Real	6,908,580	USD	1,640,000	BCLY	1,544,180	3/3/20	(95,820)
Brazilian Real	7,215,094	USD	1,603,818	GSC	1,612,690	3/3/20	8,872
Brazilian Real	306,514	USD	71,000	JPM	68,511	3/3/20	(2,489)
Brazilian Real	7,215,094	USD	1,644,616	GSC	1,609,399	4/2/20	(35,217)
British Pound	573,000	USD	744,322	BCLY	734,529	3/3/20	(9,793)
British Pound	5,770,189	USD	7,434,101	BOA	7,396,806	3/3/20	(37,295)
British Pound	75,000	USD	97,289	HSBC	96,142	3/3/20	(1,147)
British Pound	622,000	USD	811,030	SCB	797,342	3/3/20	(13,688)
British Pound	219,000	USD	283,072	BNP	280,745	3/4/20	(2,327)
British Pound	110,000	USD	143,172	BNP	141,013	3/4/20	(2,159)
British Pound	182,000	USD	234,681	BNP	233,512	4/2/20	(1,169)
Canadian Dollar	773,000	USD	582,450	GSC	575,920	3/3/20	(6,530)
Canadian Dollar	4,658,050	USD	3,485,964	UBS	3,470,459	3/3/20	(15,505)
Canadian Dollar	100,000	USD	75,498	UBS	74,504	3/3/20	(994)
Canadian Dollar	2,000	USD	1,501	BNP	1,490	3/4/20	(11)
Canadian Dollar	568,000	USD	429,323	SCB	423,186	3/4/20	(6,137)
Canadian Dollar	189,000	USD	142,286	UBS	140,813	3/4/20	(1,473)
Chinese Offshore Renminbi	6,122,430	USD	885,000	HSBC	877,189	3/10/20	(7,811)
Chinese Offshore Renminbi	7,214,953	USD	1,043,000	HSBC	1,033,720	3/10/20	(9,280)
Chinese Offshore Renminbi	3,182,469	USD	443,191	HSBC	455,859	3/18/20	12,668
Chinese Offshore Renminbi	1,911,559	USD	270,734	HSBC	273,813	3/18/20	3,079
Chinese Offshore Renminbi	2,726,219	USD	386,906	HSBC	390,505	3/18/20	3,599
Chinese Offshore Renminbi	41,912,849	USD	5,997,403	HSBC	6,003,630	3/18/20	6,227
Chinese Offshore Renminbi	13,337,383	USD	1,900,481	SCB	1,905,681	6/17/20	5,200
Chinese Onshore Renminbi	5,146,500	USD	720,354	DUB	735,883	3/18/20	15,529
Danish Krone	4,520,000	USD	675,499	BCLY	669,022	4/1/20	(6,477)
Danish Krone	2,410,000	USD	363,083	BOA	356,713	4/1/20	(6,370)
Euro	262,000	USD	286,539	SCB	289,214	3/4/20	2,675
Hong Kong Dollar	7,591,492	USD	968,000	BCLY	973,874	9/3/20	5,874
Indian Rupee	89,156,700	USD	1,215,000	HSBC	1,221,530	4/27/20	6,530
Indian Rupee	88,825,230	USD	1,209,000	BNP	1,216,018	5/4/20	7,018
Indonesian Rupiah	15,396,832,752	USD	1,077,154	DUB	1,071,678	3/18/20	(5,476)
Indonesian Rupiah	15,396,832,752	USD	1,110,482	SCB	1,062,794	6/17/20	(47,688)
Japanese Yen	2,659,115,991	USD	24,152,922	BCLY	24,652,259	3/3/20	499,337
Japanese Yen	77,400,000	USD	711,366	BCLY	717,564	3/3/20	6,198
Japanese Yen	119,800,000	USD	1,093,031	BNP	1,110,648	3/3/20	17,617
Japanese Yen	15,020,000	USD	137,036	BNP	139,256	3/4/20	2,220
Japanese Yen	77,886,000	USD	704,329	GSC	722,109	3/4/20	17,780
Japanese Yen	243,700,000	USD	2,247,844	BCLY	2,263,190	4/2/20	15,346
Korean Won	202,258,800	USD	171,000	BCLY	168,471	3/18/20	(2,529)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Korean Won	179,025,600	USD	151,000	BCLY	$149,119	3/18/20	$(1,881)
Korean Won	194,968,400	USD	167,729	BNP	162,398	3/18/20	(5,331)
Korean Won	122,384,600	USD	105,368	BNP	101,940	3/18/20	(3,428)
Korean Won	208,343,000	USD	179,826	BNP	173,539	3/18/20	(6,287)
Korean Won	14,201,400	USD	12,000	BNP	11,829	3/18/20	(171)
Korean Won	15,388,750	USD	13,000	BOA	12,818	3/18/20	(182)
Korean Won	453,414,550	USD	383,000	HSBC	377,670	3/18/20	(5,330)
Mexican Peso	3,920,000	USD	201,525	UBS	198,503	3/25/20	(3,022)
Mexican Peso	12,939,806	USD	659,639	RBS	650,947	5/5/20	(8,692)
Mexican Peso	5,849,000	USD	296,780	BNP	292,296	6/17/20	(4,484)
New Taiwan Dollar	10,565,543	USD	353,056	BCLY	351,055	3/18/20	(2,001)
New Taiwan Dollar	8,105,940	USD	270,000	BOA	269,331	3/18/20	(669)
New Taiwan Dollar	2,459,590	USD	82,000	SCB	81,723	3/18/20	(277)
New Zealand Dollar	539,000	USD	340,586	BNP	336,928	3/3/20	(3,658)
New Zealand Dollar	474,000	USD	300,923	BNP	296,300	3/4/20	(4,623)
New Zealand Dollar	665,000	USD	429,675	BOA	415,696	3/4/20	(13,979)
New Zealand Dollar	6,000	USD	3,835	BOA	3,751	3/4/20	(84)
New Zealand Dollar	444,000	USD	285,766	UBS	277,547	3/4/20	(8,219)
Norwegian Krone	3,255,000	USD	352,777	BOA	346,059	3/3/20	(6,718)
Norwegian Krone	6,960,000	USD	761,731	BOA	739,962	3/3/20	(21,769)
Norwegian Krone	2,215,000	USD	241,114	BOA	235,490	3/3/20	(5,624)
Norwegian Krone	2,646,000	USD	285,047	BNP	281,314	3/4/20	(3,733)
Norwegian Krone	2,670,000	USD	285,993	GSC	283,866	3/4/20	(2,127)
Norwegian Krone	6,680,000	USD	710,778	UBS	710,320	4/2/20	(458)
Russian Ruble	6,712,270	USD	106,000	GSC	100,292	3/5/20	(5,708)
Russian Ruble	6,195,560	USD	98,000	UBS	92,571	3/5/20	(5,429)
Russian Ruble	11,151,000	USD	177,000	HSBC	166,588	3/6/20	(10,412)
Russian Ruble	1,329,615	USD	21,000	JPM	19,863	3/6/20	(1,137)
Russian Ruble	35,712,265	USD	550,921	GSC	532,784	3/16/20	(18,137)
Russian Ruble	14,492,042	USD	226,514	GSC	215,336	4/15/20	(11,178)
Russian Ruble	17,184,880	USD	277,615	GSC	255,349	4/15/20	(22,266)
Singapore Dollar	960,328	USD	695,587	HSBC	689,566	3/18/20	(6,021)
South African Rand	3,015,000	USD	195,419	JPM	192,193	4/6/20	(3,226)
Swedish Krona	2,331,487	USD	241,543	GSC	242,651	3/3/20	1,108
Swedish Krona	4,213,000	USD	434,743	BNP	438,493	3/4/20	3,750
Swedish Krona	1,437,000	USD	147,642	BOA	149,564	3/4/20	1,922
Swedish Krona	2,767,000	USD	287,091	SCB	287,992	3/4/20	901
Swiss Franc	277,000	USD	282,440	GSC	287,157	3/4/20	4,717
Swiss Franc	551,000	USD	564,556	UBS	571,203	3/4/20	6,647

							92,257

Contracts to Sell:
Australian Dollar	425,000	USD	284,914	BNP	276,738	3/3/20	8,176
Australian Dollar	52,000	USD	34,772	HSBC	33,860	3/3/20	912
Australian Dollar	305,000	USD	200,655	JPM	198,601	3/3/20	2,054
Australian Dollar	294,000	USD	197,750	SCB	191,438	3/3/20	6,312
Australian Dollar	104,000	USD	69,532	UBS	67,719	3/3/20	1,812
Australian Dollar	363,000	USD	242,773	UBS	236,368	3/3/20	6,405
Australian Dollar	1,675,000	USD	1,104,584	UBS	1,090,676	3/3/20	13,908
Australian Dollar	623,000	USD	409,226	UBS	405,666	3/3/20	3,560
Australian Dollar	1,069,000	USD	718,029	GSC	696,098	3/4/20	21,931
Australian Dollar	218,000	USD	145,733	HSBC	141,955	3/4/20	3,778
Australian Dollar	2,713,000	USD	1,774,152	SCB	1,767,889	4/2/20	6,263

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Brazilian Real	6,908,580	USD	1,535,684	BCLY	$1,544,179	3/3/20	$(8,495)
Brazilian Real	7,215,094	USD	1,647,282	GSC	1,612,690	3/3/20	34,592
Brazilian Real	306,514	USD	68,134	JPM	68,511	3/3/20	(377)
Brazilian Real	905,178	USD	205,000	BNP	201,909	4/2/20	3,091
Brazilian Real	205,068	USD	46,000	GSC	45,742	4/2/20	258
Brazilian Real	1,337,772	USD	296,000	HSBC	298,403	4/2/20	(2,403)
Brazilian Real	538,692	USD	121,000	HSBC	120,161	4/2/20	839
Brazilian Real	5,900,000	USD	1,485,136	JPM	1,316,054	4/2/20	169,082
British Pound	564,882	EUR	667,000	GSC	725,138	4/24/20	13,446
British Pound	242,000	USD	314,462	BNP	310,220	3/3/20	4,242
British Pound	365,000	USD	476,989	BOA	467,893	3/3/20	9,096
British Pound	6,433,189	USD	8,384,137	SCB	8,246,705	3/3/20	137,432
British Pound	330,000	USD	429,657	BCLY	423,040	3/4/20	6,617
British Pound	221,000	USD	285,743	BNP	283,309	3/4/20	2,434
British Pound	5,770,189	USD	7,440,077	BOA	7,403,336	4/2/20	36,741
Canadian Dollar	5,531,050	USD	4,196,468	BOA	4,120,883	3/3/20	75,585
Canadian Dollar	570,000	USD	429,385	BNP	424,676	3/4/20	4,709
Canadian Dollar	4,658,050	USD	3,486,043	UBS	3,470,576	4/2/20	15,467
Chinese Offshore Renminbi	13,337,383	USD	1,904,959	SCB	1,910,909	3/10/20	(5,950)
Chinese Offshore Renminbi	1,261,179	USD	175,054	DUB	180,652	3/18/20	(5,598)
Chinese Offshore Renminbi	1,899,000	USD	269,783	GSC	272,014	3/18/20	(2,231)
Chinese Offshore Renminbi	11,962,016	USD	1,696,372	GSC	1,713,449	3/18/20	(17,077)
Chinese Offshore Renminbi	3,646,751	USD	505,580	HSBC	522,363	3/18/20	(16,783)
Chinese Offshore Renminbi	2,743,650	USD	390,000	HSBC	393,003	3/18/20	(3,003)
Chinese Offshore Renminbi	4,643,000	USD	673,336	HSBC	665,067	3/18/20	8,269
Chinese Offshore Renminbi	25,382,000	USD	3,552,337	JPM	3,635,738	3/18/20	(83,401)
Chinese Offshore Renminbi	3,342,000	USD	477,208	RBS	478,710	3/18/20	(1,502)
Chinese Offshore Renminbi	2,131,000	USD	302,306	BNP	304,483	6/17/20	(2,177)
Chinese Offshore Renminbi	3,308,000	USD	471,589	BNP	472,655	6/17/20	(1,066)
Chinese Offshore Renminbi	41,912,849	USD	5,984,301	HSBC	5,988,618	6/17/20	(4,317)
Chinese Offshore Renminbi	2,226,000	USD	315,383	SCB	318,057	6/17/20	(2,674)
Colombian Peso	7,459,430	USD	2,215	HSBC	2,112	3/31/20	103
Danish Krone	1,185,000	USD	173,516	JPM	175,032	3/3/20	(1,516)
Danish Krone	56,721,395	USD	8,475,226	GSC	8,395,543	4/1/20	79,683
Euro	381,989	RON	1,858,000	UBS	421,993	3/16/20	3,898
Euro	1,446,000	USD	1,569,608	BCLY	1,596,095	3/3/20	(26,487)
Euro	216,000	USD	233,326	BOA	238,421	3/3/20	(5,095)
Euro	23,507,765	USD	25,957,180	BOA	25,947,877	3/3/20	9,303
Euro	487,000	USD	526,871	GSC	537,551	3/3/20	(10,680)
Euro	820,000	USD	899,066	GSC	905,116	3/3/20	(6,050)
Euro	1,305,000	USD	1,421,085	GSC	1,440,459	3/3/20	(19,374)
Euro	342,000	USD	372,020	HSBC	377,499	3/3/20	(5,479)
Euro	1,133,000	USD	1,255,561	JPM	1,250,605	3/3/20	4,956
Euro	519,000	USD	561,091	SCB	572,873	3/3/20	(11,782)
Euro	789,000	USD	870,671	UBS	870,898	3/3/20	(227)
Euro	369,000	USD	406,365	UBS	407,303	3/3/20	(938)
Euro	663,000	USD	719,970	BNP	731,867	3/4/20	(11,897)
Euro	262,000	USD	284,039	UBS	289,214	3/4/20	(5,175)
Euro	641,000	USD	708,686	GSC	708,907	4/2/20	(221)
Euro	30,933,765	USD	34,041,889	SCB	34,210,857	4/2/20	(168,968)
Hong Kong Dollar	691,460	USD	88,000	BNP	88,704	9/3/20	(704)
Hong Kong Dollar	6,986,651	USD	889,000	SCB	896,282	9/3/20	(7,282)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Indian Rupee	89,156,700	USD	1,228,985	BCLY	$1,221,530	4/27/20	$7,455
Indian Rupee	44,451,230	USD	618,642	BNP	608,538	5/4/20	10,104
Indian Rupee	44,374,000	USD	615,792	JPM	607,480	5/4/20	8,312
Indonesian Rupiah	15,396,832,752	USD	1,120,503	SCB	1,071,677	3/18/20	48,826
Indonesian Rupiah	3,123,703,720	USD	223,000	BNP	217,227	3/27/20	5,773
Indonesian Rupiah	1,214,945,620	USD	82,000	BNP	83,864	6/17/20	(1,864)
Indonesian Rupiah	554,346,000	USD	39,000	BNP	38,265	6/17/20	735
Indonesian Rupiah	963,079,000	USD	65,000	HSBC	66,478	6/17/20	(1,478)
Indonesian Rupiah	1,607,990,000	USD	113,000	JPM	110,994	6/17/20	2,006
Israeli New Shekel	253,000	USD	73,238	GSC	72,993	3/16/20	245
Japanese Yen	37,800,000	USD	344,354	BOA	350,438	3/3/20	(6,084)
Japanese Yen	147,000,000	USD	1,341,630	BOA	1,362,815	3/3/20	(21,185)
Japanese Yen	78,500,000	USD	700,126	JPM	727,762	3/3/20	(27,636)
Japanese Yen	2,576,215,991	USD	23,665,405	UBS	23,883,706	3/3/20	(218,301)
Japanese Yen	16,800,000	USD	155,033	UBS	155,750	3/3/20	(717)
Japanese Yen	15,873,000	USD	144,500	BNP	147,164	3/4/20	(2,664)
Japanese Yen	77,884,000	USD	718,313	BOA	722,091	3/4/20	(3,778)
Japanese Yen	2,659,115,991	USD	24,192,212	BCLY	24,694,648	4/2/20	(502,436)
Korean Won	265,340,300	USD	227,000	BCLY	221,014	3/18/20	5,986
Korean Won	171,754,400	USD	146,000	BNP	143,062	3/18/20	2,938
Korean Won	1,176,400	USD	1,000	HSBC	980	3/18/20	20
Korean Won	36,474,600	USD	31,000	JPM	30,381	3/18/20	619
Korean Won	364,439,700	USD	312,902	JPM	303,559	3/18/20	9,343
Korean Won	347,849,600	USD	298,658	JPM	289,740	3/18/20	8,918
Korean Won	208,084,174	USD	175,964	UBS	173,323	3/18/20	2,641
Mexican Peso	5,100,000	USD	267,060	BNP	258,256	3/25/20	8,804
New Taiwan Dollar	2,103,472	USD	70,179	BNP	69,891	3/18/20	288
New Taiwan Dollar	4,957,425	USD	165,000	BOA	164,717	3/18/20	283
New Taiwan Dollar	10,548,421	USD	349,216	DUB	350,486	3/18/20	(1,270)
New Taiwan Dollar	390,650	USD	13,000	GSC	12,980	3/18/20	20
New Taiwan Dollar	3,209,572	USD	107,000	GSC	106,642	3/18/20	357
New Zealand Dollar	539,000	USD	348,876	HSBC	336,929	3/3/20	11,947
New Zealand Dollar	539,000	USD	340,688	BNP	337,035	4/2/20	3,653
Norwegian Krone	3,220,000	USD	343,707	BNP	342,338	3/3/20	1,369
Norwegian Krone	2,530,000	USD	274,025	BNP	268,980	3/3/20	5,045
Norwegian Krone	6,680,000	USD	710,703	UBS	710,192	3/3/20	511
Norwegian Krone	3,997,000	USD	432,474	BCLY	424,948	3/4/20	7,526
Norwegian Krone	1,309,000	USD	141,138	SCB	139,169	3/4/20	1,969
Peruvian Sol	1,436,812	USD	421,112	HSBC	415,319	3/11/20	5,793
Peruvian Sol	511,855	USD	153,383	BNP	147,945	3/16/20	5,438
Peruvian Sol	170,258	USD	50,216	GSC	49,204	3/27/20	1,012
Peruvian Sol	797,835	USD	237,154	BNP	230,331	4/30/20	6,823
Polish Zloty	1,579,188	USD	409,493	BOA	402,660	6/10/20	6,833
Polish Zloty	1,347,640	USD	348,754	SCB	343,620	6/10/20	5,134
Romanian New Leu	751,164	EUR	151,269	BNP	172,182	3/16/20	(5,071)
Romanian New Leu	861,670	EUR	173,731	BOA	197,513	3/16/20	(5,587)
Romanian New Leu	264,467	EUR	54,522	GSC	60,622	3/16/20	(389)
Russian Ruble	6,726,930	USD	103,000	BNP	100,358	3/16/20	2,642
Russian Ruble	458,238	USD	7,000	BOA	6,836	3/16/20	164
Russian Ruble	3,665,200	USD	56,000	GSC	54,680	3/16/20	1,320
Russian Ruble	7,509,150	USD	111,000	HSBC	112,028	3/16/20	(1,028)
Russian Ruble	10,946,661	USD	163,000	JPM	163,311	3/16/20	(311)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Russian Ruble	12,704,090	USD	194,000	JPM	$189,530	3/16/20	$4,470
Singapore Dollar	482,000	USD	354,378	JPM	346,101	3/18/20	8,277
Singapore Dollar	477,000	USD	351,176	RBS	342,511	3/18/20	8,665
Swedish Krona	2,331,487	USD	241,498	BNP	242,651	3/3/20	(1,153)
Swedish Krona	9,000	USD	933	BOA	937	3/4/20	(4)
Swedish Krona	2,331,487	USD	241,889	GSC	243,021	4/2/20	(1,132)
Swiss Franc	141,000	USD	144,282	BNP	146,170	3/4/20	(1,888)
Swiss Franc	969,000	USD	1,005,504	JPM	1,004,530	3/4/20	974

							(334,713)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(242,456)

At February 29, 2020, International Fixed Income Fund held the following OTC Total Return Swap Contracts:

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Financing Rate	Payment Frequency		Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Payment Paid	Unrealized Depreciation
iBoxx Investment Grade Index	3-Month USD-LIBOR	2.962%	PAM	*	3/20/20	BCLY	USD	900,000	$(99,445)	$5,463	$(104,908)
iBoxx Investment Grade Index	3-Month USD-LIBOR	3.294%	PAM	*	6/22/20	BNP	USD	733,000	1,617	2,409	(792)
iBoxx Investment Grade Index	3-Month USD-LIBOR	3.291%	PAM	*	6/22/20	BOA	USD	1,067,000	1,623	3,506	(1,883)
iBoxx Investment Grade Index	3-Month USD-LIBOR	3.150%	PAM	*	3/20/20	GSC	USD	300,000	(13,198)	503	(13,701)
iBoxx Investment Grade Index	3-Month USD-LIBOR	3.155%	PAM	*	3/20/20	GSC	USD	300,000	(12,750)	521	(13,271)
iBoxx Investment Grade Index	3-Month USD-LIBOR	3.156%	PAM	*	3/20/20	GSC	USD	400,000	(16,866)	815	(17,681)
iBoxx Investment Grade Index	3-Month USD-LIBOR	3.153%	PAM	*	3/20/20	GSC	USD	400,000	(17,265)	814	(18,079)
iBoxx Investment Grade Index	3-Month USD-LIBOR	3.292%	PAM	*	6/22/20	GSC	USD	900,000	1,438	2,910	(1,472)

									$(154,846)	$16,941	$(171,787)

*	PAM — paid at maturity.

At February 29, 2020, International Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Payment Paid	Unrealized Appreciation
Pay	Israeli Shekel 3-Month Rate	1.775%	4/25/29	JPM	ILS	1,000,000	$37,419	$217	$37,202
Pay	Israeli Shekel 3-Month Rate	1.779%	4/30/29	GSC	ILS	800,000	29,996	—	29,996
Pay	Israeli Shekel 3-Month Rate	1.780%	4/22/29	GSC	ILS	500,000	18,793	—	18,793
Pay	Israeli Shekel 3-Month Rate	1.786%	5/1/29	BNP	ILS	500,000	18,844	—	18,844

							$105,052	$217	$104,835

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 29, 2020, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Sterling Overnight Index Average	0.905%	12/3/39	3-Month	GBP	300,000	$(11,466)	$—	$(11,466)
Receive	U.S. Federal Funds Effective Rate Index	2.684%	4/30/25	12-Month	USD	1,000,000	(106,637)	(32)	(106,605)
Receive	U.S. Federal Funds Effective Rate Index	2.696%	4/30/25	12-Month	USD	300,000	(32,202)	—	(32,202)
Receive	U.S. Federal Funds Effective Rate Index	2.710%	4/30/25	12-Month	USD	300,000	(32,453)	—	(32,453)
Pay	28-Day MXN TIIE Banxico	5.825%	1/12/23	28-Day	MXN	6,800,000	(6,994)	2,273	(9,267)
Pay	28-Day MXN TIIE Banxico	7.317%	3/23/22	28-Day	MXN	2,100,000	1,613	—	1,613
Pay	28-Day MXN TIIE Banxico	7.740%	2/22/27	28-Day	MXN	15,800,000	51,459	(2,879)	54,338
Pay	3-Month Canadian Bank Bill	1.500%	6/17/25	6-Month	CAD	800,000	4,067	(6,440)	10,507
Pay	3-Month Canadian Bank Bill	1.500%	6/17/30	6-Month	CAD	2,200,000	2,080	(44,506)	46,586
Pay	3-Month Canadian Bank Bill	1.713%	10/2/29	6-Month	CAD	700,000	10,437	135	10,302
Pay	3-Month Canadian Bank Bill	1.900%	12/18/29	6-Month	CAD	2,900,000	83,127	42,548	40,579
Pay	3-Month Canadian Bank Bill	2.500%	6/19/29	6-Month	CAD	2,500,000	171,162	32,961	138,201
Pay	3-Month GBP-LIBOR	1.080%	12/3/39	3-Month	GBP	300,000	12,588	—	12,588
Pay	3-Month SEK-STIBOR	0.500%	6/19/24	12-Month	SEK	4,800,000	11,013	10,994	19
Pay	3-Month USD-LIBOR	1.000%	6/17/22	6-Month	USD	4,400,000	11,721	(12,249)	23,970
Pay	3-Month USD-LIBOR	1.250%	6/17/21	6-Month	USD	4,800,000	15,426	10,096	5,330
Receive	3-Month USD-LIBOR	1.250%	6/17/25	6-Month	USD	400,000	(6,168)	615	(6,783)
Receive	3-Month USD-LIBOR	1.250%	6/17/30	6-Month	USD	2,500,000	(39,870)	118,300	(158,170)
Receive	3-Month USD-LIBOR	1.298%	8/25/24	6-Month	USD	1,400,000	(15,982)	—	(15,982)
Receive	3-Month USD-LIBOR	1.305%	8/21/23	6-Month	USD	2,000,000	(25,786)	—	(25,786)
Receive	3-Month USD-LIBOR	1.360%	9/17/24	6-Month	USD	2,350,000	(30,363)	—	(30,363)
Receive	3-Month USD-LIBOR	1.500%	12/18/21	6-Month	USD	2,700,000	(22,872)	9,820	(32,692)
Receive	3-Month USD-LIBOR	1.500%	12/18/29	6-Month	USD	1,100,000	(42,786)	20,801	(63,587)
Pay	3-Month USD-LIBOR	1.500%	6/17/50	6-Month	USD	1,100,000	59,764	21,399	38,365
Receive	3-Month USD-LIBOR	1.540%	2/26/22	6-Month	USD	3,200,000	(35,537)	—	(35,537)
Receive	3-Month USD-LIBOR	1.570%	2/27/22	6-Month	USD	3,900,000	(45,690)	—	(45,690)
Receive	3-Month USD-LIBOR	1.625%	1/6/30	6-Month	USD	4,500,000	(228,054)	(80,514)	(147,540)
Receive	3-Month USD-LIBOR	1.750%	6/20/20	6-Month	USD	27,400,000	(14,705)	513,968	(528,673)
Receive	3-Month USD-LIBOR	2.000%	1/15/30	6-Month	USD	2,600,000	(227,239)	(12,276)	(214,963)
Receive	3-Month USD-LIBOR	2.000%	3/20/50	6-Month	USD	400,000	(73,221)	(1,697)	(71,524)
Receive	3-Month USD-LIBOR	2.250%	12/16/22	6-Month	USD	1,300,000	(48,333)	(7,312)	(41,021)
Receive	3-Month USD-LIBOR	2.250%	6/20/28	6-Month	USD	2,800,000	(274,698)	158,430	(433,128)
Receive	3-Month USD-LIBOR	2.500%	12/18/21	6-Month	USD	3,200,000	(91,024)	(44,487)	(46,537)
Receive	3-Month USD-LIBOR	2.500%	12/18/24	6-Month	USD	5,400,000	(399,360)	(293,764)	(105,596)
Pay	3-Month USD-LIBOR	2.750%	12/19/20	6-Month	USD	3,700,000	53,231	(11,348)	64,579
Pay	3-Month ZAR-SAJIBOR	7.250%	6/20/23	3-Month	ZAR	14,000,000	20,870	(14,709)	35,579
Pay	3-Month ZAR-SAJIBOR	8.500%	3/15/27	3-Month	ZAR	5,200,000	26,852	(349)	27,201
Pay	3-Month ZAR-SAJIBOR	8.750%	3/16/21	3-Month	ZAR	15,700,000	28,944	1,570	27,374
Receive	6-Month EURIBOR	(0.500)%	3/18/22	12-Month	EUR	3,700,000	4,291	4,978	(687)
Pay	6-Month EURIBOR	(0.500)%	3/18/25	6-Month	EUR	7,300,000	(50,542)	(69,138)	18,596
Receive	6-Month EURIBOR	(0.300)%	6/17/22	12-Month	EUR	5,300,000	(18,062)	(843)	(17,219)
Pay	6-Month EURIBOR	(0.150)%	6/17/25	6-Month	EUR	500,000	6,124	(20)	6,144

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month EURIBOR	(0.150)%	3/18/30	12-Month	EUR	9,300,000	$29,967	$(246,639)	$276,606
Pay	6-Month EURIBOR	0.150%	6/17/30	12-Month	EUR	5,200,000	183,887	45,656	138,231
Receive	6-Month EURIBOR	0.250%	3/18/50	12-Month	EUR	2,950,000	(114,988)	231,051	(346,039)
Pay	6-Month EURIBOR	0.500%	6/17/50	12-Month	EUR	300,000	36,618	13,051	23,567
Pay	6-Month EURIBOR	1.310%	6/19/29	12-Month	EUR	900,000	70,173	28,930	41,243
Receive	6-Month GBP-LIBOR	0.672%	2/26/31	6-Month	GBP	250,000	(562)	—	(562)
Pay	6-Month GBP-LIBOR	0.722%	2/26/51	6-Month	GBP	90,000	283	—	283
Pay	6-Month GBP-LIBOR	0.737%	2/14/24	6-Month	GBP	3,100,000	6,557	—	6,557
Pay	6-Month GBP-LIBOR	0.745%	2/17/24	6-Month	GBP	4,700,000	10,459	—	10,459
Pay	6-Month GBP-LIBOR	0.750%	3/18/22	6-Month	GBP	1,400,000	7,301	(1,632)	8,933
Pay	6-Month GBP-LIBOR	0.750%	3/18/30	6-Month	GBP	300,000	4,404	4,407	(3)
Pay	6-Month GBP-LIBOR	0.750%	3/18/50	6-Month	GBP	400,000	5,390	(8,762)	14,152
Receive	6-Month GBP-LIBOR	0.803%	2/14/28	6-Month	GBP	600,000	(6,405)	—	(6,405)
Receive	6-Month GBP-LIBOR	0.811%	2/17/28	6-Month	GBP	900,000	(10,045)	—	(10,045)
Pay	6-Month GBP-LIBOR	1.000%	6/17/25	6-Month	GBP	4,000,000	112,305	32,903	79,402
Receive	6-Month GBP-LIBOR	1.000%	6/17/30	6-Month	GBP	300,000	(13,730)	(1,151)	(12,579)
Pay	6-Month GBP-LIBOR	1.000%	6/17/50	6-Month	GBP	500,000	51,576	3,309	48,267
Pay	6-Month JPY-LIBOR	0.035%	11/29/29	6-Month	JPY	200,000,000	25,929	(8,291)	34,220
Pay	6-Month JPY-LIBOR	0.200%	6/19/29	6-Month	JPY	370,000,000	102,351	62,314	40,037
Receive	6-Month JPY-LIBOR	0.400%	6/19/39	6-Month	JPY	80,000,000	(50,452)	1,430	(51,882)
Receive	6-Month JPY-LIBOR	0.500%	6/19/49	6-Month	JPY	40,000,000	(40,204)	(16,224)	(23,980)

							$(894,461)	$486,677	$(1,381,138)

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Maturity Date	Notional Amount	Market Value	Upfront Payment (Received)	Unrealized Appreciation/ (Depreciation)
1-Month USD-LIBOR + 0.088%	3-Month USD-LIBOR	5/23/29	USD 1,000,000	$(547)	$—	$(547)
1-Month USD-LIBOR + 0.070%	3-Month USD-LIBOR	6/12/22	USD 1,400,000	1,060	—	1,060
1-Month USD-LIBOR + 0.105%	3-Month USD-LIBOR	9/27/24	USD 1,700,000	(1,089)	—	(1,089)
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	6/12/22	USD 1,900,000	778	—	778
1-Month USD-LIBOR + 0.102%	3-Month USD-LIBOR	10/4/24	USD 2,600,000	(1,509)	—	(1,509)
1-Month USD-LIBOR + 0.086%	3-Month USD-LIBOR	4/12/23	USD 3,100,000	(617)	—	(617)
1-Month USD-LIBOR + 0.073%	3-Month USD-LIBOR	4/27/23	USD 4,600,000	(87)	—	(87)
1-Month USD-LIBOR + 0.084%	3-Month USD-LIBOR	4/26/22	USD 6,700,000	(135)	—	(135)
1-Month USD-LIBOR + 0.085%	3-Month USD-LIBOR	6/19/22	USD 7,400,000	3,251	(555)	3,806
1-Month USD-LIBOR + 0.091%	3-Month USD-LIBOR	3/18/22	USD 32,200,000	(2,950)	(854)	(2,096)

				$(1,845)	$(1,409)	$(436)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 29, 2020, International Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Upfront Premiums Paid	Unrealized Appreciation
Pay	10-Year GBP Inflation Linked	3.386%	1/15/30	GBP 200,000	$1,774	$—	$1,774
Pay	10-Year GBP Inflation Linked	3.436%	2/15/30	GBP 100,000	1,233	—	1,233
Pay	10-Year GBP Inflation Linked	3.450%	2/15/30	GBP 200,000	2,933	83	2,850
Pay	10-Year GBP Inflation Linked	3.450%	2/15/30	GBP 100,000	1,467	285	1,182
Pay	10-Year GBP Inflation Linked	3.453%	2/15/30	GBP 700,000	10,615	—	10,615

					$18,022	$368	$17,654

At February 29, 2020, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Sovereign Issues and Indexes — Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 2/29/20 (2)	Notional Amount (3)	Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
China Government International, A+	(1.000)%	6/20/23	3-Month	BCLY	0.327%	USD 200,000	$(4,811)	$(3,815)	$(996)
China Government International, A+	(1.000)%	6/20/23	3-Month	GSC	0.327%	USD 500,000	(12,027)	(9,654)	(2,373)
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BCLY	0.091%	USD 400,000	(9,195)	(14,121)	4,926
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BNP	0.091%	USD 700,000	(16,093)	(25,057)	8,964
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	BOA	0.091%	USD 200,000	(4,597)	(6,913)	2,316
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	GSC	0.091%	USD 500,000	(11,494)	(17,653)	6,159
Japan Government International Bond, A+	(1.000)%	6/20/22	3-Month	HSBC	0.091%	USD 300,000	(6,897)	(10,159)	3,262
Markit iTraxx Europe Sub Financials Series 27 5-Year Index	(1.000)%	6/20/22	3-Month	BNP	0.834%	EUR 700,000	(4,522)	36,666	(41,188)
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	BCLY	0.246%	USD 600,000	(16,037)	(15,056)	(981)
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	BNP	0.246%	USD 400,000	(10,692)	(9,884)	(808)
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	HSBC	0.246%	USD 200,000	(5,346)	(4,989)	(357)
South Korea International Bond, AA	(1.000)%	6/20/23	3-Month	JPM	0.246%	USD 400,000	(10,691)	(9,580)	(1,111)

							$(112,402)	$(90,215)	$(22,187)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

OTC Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 2/29/20 (2)	Notional Amount (3)		Market Value	Upfront Premiums (Received)	Unrealized Appreciation
South Africa Government, BB	1.000%	6/20/23	3-Month	JPM	1.691%	USD	100,000	$(2,016)	$(4,998)	$2,982
South Africa Government, BB	1.000%	6/20/24	3-Month	GSC	1.988%	USD	200,000	(7,708)	(8,852)	1,144

								$(9,724)	$(13,850)	$4,126

Centrally Cleared — Credit Default Swaps on Corporate and Sovereign Issues and Indexes — Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/29/20 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation
Basf Se, A	(1.000%)	12/20/20	3-Month	0.112%	EUR	100,000	$(1,028)	$(2,908)	$1,880
Markit CDX North America Investment Grade Series 32 10-Year Index	(1.000%)	6/20/29	3-Month	1.152%	USD	1,700,000	17,888	(387)	18,275
Markit CDX North America Investment Grade Series 33 10-Year Index	(1.000%)	12/20/29	3-Month	1.193%	USD	8,300,000	121,013	20,144	100,869
Markit iTraxx Europe Series 31 10-Year Index	(1.000%)	6/20/29	3-Month	1.034%	EUR	13,400,000	15,219	(87,474)	102,693
Reynolds American Inc., BBB+	(1.000%)	12/20/20	3-Month	0.067%	USD	500,000	(4,805)	(14,731)	9,926
United Utilities PLC, BBB-	(1.000%)	12/20/20	3-Month	0.099%	EUR	200,000	(2,079)	(3,440)	1,361

							$146,208	$(88,796)	$235,004

Centrally Cleared — Credit Default Swaps on Corporate and Sovereign Issues and Indexes — Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/29/20 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Daimler AG, A-	1.000%	12/20/20	3-Month	0.216%	EUR	100,000	$932	$1,651	$(719)
Markit CDX North America Investment Grade Series 33 5-Year Index	1.000%	12/20/24	3-Month	0.675%	USD	22,200,000	378,954	576,378	(197,424)
Markit iTraxx Europe Series 32 5-Year Index	5.000%	12/20/24	3-Month	3.030%	EUR	300,000	31,810	44,352	(12,542)
Marks & Spencer PLC, BBB-	1.000%	6/20/23	3-Month	1.423%	EUR	200,000	(2,628)	(6,000)	3,372
Ryder System Inc., BBB+	1.000%	6/20/22	3-Month	0.504%	USD	100,000	1,337	1,866	(529)
Shell International Finance BV, AA-	1.000%	12/20/26	3-Month	0.628%	EUR	200,000	6,051	(5,907)	11,958

							$416,456	$612,340	$ (195,884)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 29, 2020, International Fixed Income Fund held the following OTC Cross-Currency Swap Contracts:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)		Notional Amount of Currency Delivered (6)		Market Value	Upfront Payment (Received)	Unrealized Appreciation/ (Depreciation)

Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency delivered	8/1/2029	GSC	USD	1,449,000	AUD	2,100,000	$(77,963)	$(3,920)	$(74,043)

Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EUR-LIBOR less 0.181% based on the notional amount of currency delivered	2/18/2030	GSC	USD	541,975	EUR	500,000	8,950	—	8,950

								$(69,013)	$(3,920)	$(65,093)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At February 29, 2020, International Fixed Income Fund deposited cash collateral with brokers in the amount of $1,316,000 for open centrally cleared swap contracts.

At February 29, 2020, International Fixed Income Fund had cash collateral from brokers in the amount of $910,000 for open OTC swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
ARS	— Argentine Peso	BCLY	— Barclays Bank PLC
AUD	— Australian Dollar	BNP	— BNP Paribas SA
BRL	— Brazilian Real	BOA	— Bank of America
CAD	— Canadian Dollar	CITI	— Citigroup Global Markets Inc.
CNH	— Chinese Offshore Renminbi	DUB	— Deutsche Bank AG
CNY	— China Yuan Renminbi	GSC	— Goldman Sachs & Co.
DKK	— Danish Krone	HSBC	— HSBC Bank USA
EUR	— Euro	JPM	— JPMorgan Chase & Co.
GBP	— British Pound	MLP	— Merrill Lynch, Pierce, Fenner & Smith Inc.
HKD	— Hong Kong Dollar	RBS	— Royal Bank of Scotland PLC
ILS	— Israeli New Shekel	SCB	— Standard Chartered Bank
JPY	— Japanese Yen	SOG	— Societe Generale SA
MXN	— Mexican Peso	UBS	— UBS Securities LLC
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Sol
RON	— Romanian New Leu
RUB	— Russian Ruble
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

MUNICIPAL BONDS — 94.1%

Arizona — 5.0%
$2,815,000.00	A+	Chandler Industrial Development Authority, Revenue Bonds, Variable AMT Intel Corp., 5.000% due 6/1/49(a)(b)	$3,270,551
		Industrial Development Authority of the County of Pima (The), Revenue Bonds:
250,000	NR	Facility American Leadership Academy, 4.750% due 6/15/37(c)	259,350
280,000	NR	Imagine East Mesa Charter School, 3.250% due 7/1/24(c)	284,637
500,000	BB+	Maricopa County Industrial Development Authority, Revenue Bonds, Paradise School Project Paragon Management Inc., 4.000% due 7/1/26(c)	548,540

		Total Arizona	4,363,078

California — 7.0%
500,000	CCC-	California County Tobacco Securitization Agency, Revenue Bonds, Asset-Backed Gold Country Funding Corp., 5.250% due 6/1/46	500,235
1,000,000	AA+	California Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges, Series A, Pre-refunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(d)	1,327,870
1,000,000	AA-	Garden Grove Unified School District, GO, 2010 Election, Series C, Pre-refunded 8/1/23 @ 100, 5.000% due 8/1/35(d)	1,148,700
		Golden State Tobacco Securitization Corp., Revenue Bonds:
290,000	NR	Series A1, 5.000% due 6/1/47	307,942
35,000	NR	Series A2, 5.000% due 6/1/47	37,166
1,000,000	A3(e)	Kaweah Delta Health Care District, Revenue Bonds, Series B, 4.000% due 6/1/45	1,088,560
1,500,000	A+	San Diego County, CA, Regional Airport Authority, Revenue Bonds, Series A, 5.000% due 7/1/43	1,687,935

		Total California	6,098,408

Colorado — 8.7%
750,000	A+	City & County of Denver, CO, Airport System Revenue, Revenue Bonds, AMT, Series A, 5.000% due 11/15/30(b)	949,485
1,435,000	AA+	City of Colorado Springs, CO, Utilities System Revenue, Revenue Bonds, System Improvement, Series B-2, 5.000% due 11/15/38	1,624,951
1,500,000	AA-	Colorado Health Facilities Authority, Revenue Bonds, Sisters of Charity of Leavenworth Inc., Series A, 5.000% due 1/1/44	1,690,335
1,000,000	AAA	Colorado Water Resources & Power Development Authority, Revenue Bonds, Revolving Fund, Series A, 5.500% due 9/1/22	1,116,920
2,000,000	AA	University of Colorado Hospital Authority, Revenue Bonds, Series A, 4.000% due 11/15/36	2,151,820

		Total Colorado	7,533,511

Connecticut — 0.9%
790,000	AAA	Connecticut Housing Finance Authority, Revenue Bonds, AMT, Series B2, 2.300% due 11/15/23(b)	818,385

District of Columbia — 2.8%
1,500,000	AAA	District of Columbia, Income Tax Revenue, Revenue Bonds, Series A, 5.000% due 12/1/28	1,608,120
700,000	AA-	Metropolitan Washington Airports Authority, Revenue Bonds, AMT, Series A, 4.000% due 10/1/36(b)	795,452

		Total District of Columbia	2,403,572

Florida — 9.0%
100,000	Ba2(e)	Capital Trust Agency Inc., Revenue Bonds, Viera Charter Schools Inc. Project, 4.000% due 10/15/29(c)	108,002
1,400,000	A+	City of Cape Coral, FL, Water & Sewer Revenue, Revenue Bonds, 5.000% due 10/1/39	1,753,038
1,500,000	AA-	City of Gainesville, FL, Utilities System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/29	1,935,105
305,000	NR	Finley Woods Community Development District, Special Assessment, Area One, 3.150% due 5/1/25	307,242
100,000	NR	Florida Development Finance Corp., Revenue Bonds, AMT, Waste Pro USA Inc. Project, 5.000% due 5/1/29(b)(c)	111,124

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Florida — 9.0% — (continued)
$1,090,000	A1(e)	Florida Municipal Power Agency, Revenue Bonds, Stanton II Project, Series A, 5.000% due 10/1/24	$1,203,338
125,000	NR	Harbor Bay Community Development District, Special Assessment, Area One, Series A2, 3.100% due 5/1/24	125,831
275,000	NR	Lakewood Ranch Stewardship District, Special Assessment, Isles Lakewood Ranch Project, 3.875% due 5/1/29	294,651
1,000,000	AA	Orlando Utilities Commission, Utility System Revenue Bonds, 2018 Project, Series A, 5.000% due 10/1/33	1,278,640
310,000	NR	Seminole County Industrial Development Authority, Revenue Bonds, Legacy Pointe at UCF Project, 3.750% due 11/15/25	314,309
255,000	NR	Southern Groves Community Development District No. 5, Special Assessment, 2.875% due 5/1/24	257,066
100,000	NR	Westside Community Development District, Special Assessment, 3.500% due 5/1/24(c)	100,940

		Total Florida	7,789,286

Georgia — 3.4%
2,610,000	Aa1(e)	Main Street Natural Gas Inc., Revenue Bonds, Series B, 4.000% due 8/1/49(a)	2,982,630

Illinois — 3.9%
		Illinois Finance Authority, Revenue Bonds:
785,000	Aa3(e)	Advocate Health Care, Pre-refunded 6/1/22 @ 100, 4.000% due 6/1/47(d)	840,217
450,000	AA	Advocate Health Care, Unrefunded Portion, 4.000% due 6/1/47	471,033
600,000	A	DePaul University, 5.000% due 10/1/36	728,010
1,000,000	AAA	Northwestern University, 5.000% due 12/1/28	1,326,680

		Total Illinois	3,365,940

Indiana — 1.4%
1,000,000	A+	Indiana Municipal Power Agency, Power Supply, Revenue Bonds, Series C, 5.000% due 1/1/37.	1,220,630

Iowa — 1.4%
1, 000,000	A3(e)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(a)	1,224,090

Louisiana — 0.7%
		New Orleans Aviation Board, AMT, General Airport North Terminal, Revenue Bonds, Series B:
250,000	A	5.000% due 1/1/37(b)	301,350
250,000	A	5.000% due 1/1/38(b)	300,535

		Total Louisiana	601,885

Maryland — 1.0%
		City of Baltimore, MD, Tax Allocation, Harbor Point Project:
200,000	NR	Series A, 2.600% due 6/1/21(c)	201,194
200,000	NR	Series A, 2.750% due 6/1/24(c)	203,942
125,000	NR	Series A, 2.800% due 6/1/25(c)	128,006
135,000	NR	Series A, 2.850% due 6/1/26(c)	139,056
160,000	NR	Series B, 3.000% due 6/1/24(c)	162,150

		Total Maryland	834,348

Massachusetts — 2.4%
320,000	NR	Collegiate Charter School of Lowell, Revenue Bonds, 4.000% due 6/15/24	339,747
1,000,000	AA	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A1, 5.000% due 7/1/44	1,249,620
500,000	A	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, 4.000% due 9/1/49	525,065

		Total Massachusetts	2,114,432

Michigan — 0.5%
400,000	BB+	Michigan Finance Authority, Revenue Bonds, Cesar Chavez Academy Project, 3.250% due 2/1/24	406,320

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

Minnesota — 3.3%
$2,725,000	AA+	Minnesota Housing Finance Agency, Revenue Bonds, Non-Ace Residential Housing Finance Bonds, Series C, 3.600% due 7/1/31	$2,855,827

Nevada — 1.8%
125,000	Ba2(e)	City of Sparks, NV, Revenue Bonds, Senior Sales Tax Anticipation, Series A, 2.500% due 6/15/24(c)	127,973
1,130,000	AAA	State of Nevada Highway Improvement Revenue, Revenue Bonds, 5.000% due 12/1/31.	1,430,162

		Total Nevada	1,558,135

New Hampshire — 1.2%
1,000,000	B	New Hampshire Business Finance Authority, Revenue Bonds, Casella Waste Systems Inc., 2.950% due 4/1/29(b)(c)	1,030,580

New Jersey — 3.7%
1,340,000	A3(e)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,508,371
215,000	NR	New Jersey Economic Development Authority, Revenue Bonds, Golden Door Charter School Project, 5.125% due 11/1/29(c)	241,482
1,250,000	A+	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Highway Reimbursement, 5.000% due 6/15/30	1,500,012

		Total New Jersey	3,249,865

New Mexico — 1.4%
1,000,000	BBB+	City of Farmington, NM, Revenue Bonds, Public Service Company of New Mexico, 1.875% due 4/1/33(a)	1,010,060
		City of Santa Fe, NM, Revenue Bonds, El Castillo Retirement Project:
100,000	BB+(f)	2.250% due 5/15/24	100,665
100,000	BB+(f)	2.625% due 5/15/25	101,038

		Total New Mexico	1,211,763

New York — 3.4%
1,170,000	AA	New York City Trust for Cultural Resources, Revenue Bonds, Juilliard School, Series A, 5.000% due 1/1/33	1,546,131
1,000,000	AA+	New York State Dormitory Authority, Revenue Bonds, Bidding Group, Series B, 5.000% due 2/15/43	1,240,630
140,000	WD(f)	Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Asset-Backed Bonds, 5.000% due 5/15/21	145,428

		Total New York	2,932,189

Ohio — 0.7%
600,000	Ba1(e)	Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Series A, 2.875% due 2/1/26	622,944

Oregon — 1.0%
830,000	Aa2(e)	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, NPFG-Insured, 5.000% due 6/15/22	909,323

Puerto Rico — 1.4%
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
334,000	NR	Series A1, zero coupon, due 7/1/24	305,617
570,000	NR	Series A1, 4.750% due 7/1/53	645,308
216,000	NR	Series A2, 4.784% due 7/1/58	244,134

		Total Puerto Rico	1,195,059

South Carolina — 8.5%
1,535,000	Aa3(e)	Clemson University, Revenue Bonds, 5.000% due 5/1/29	1,830,579
2,000,000	A	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Prisma Health Obligation Group, Series A, 5.000% due 5/1/28	2,572,680

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value

South Carolina — 8.5% — (continued)
$2,985,000	Aa3(e)	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Remarketing, Series B, 1.559% (1-Month USD-LIBOR + 0.450%) due 10/1/31(a)	$2,998,194

		Total South Carolina	7,401,453

Tennessee — 1.2%
975,000	Aa2(e)	Tennessee Housing Development Agency, Revenue Bonds, Series A, 3.850% due 1/1/35	1,042,051

Texas — 8.6%
1,000,000	A1(e)	City of Houston, TX, Airport System Revenue, Revenue Bonds, AMT, Series C, 5.000% due 7/1/26(b)	1,235,120
295,000	A	Lower Colorado River Authority, Revenue Bonds, LCRA Transmission Services Corp. Project, 4.000% due 5/15/36	311,278
505,000	NR	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Beta Academy, 3.375% due 8/15/29(c)	518,665
500,000	AAA	North East, TX, Independent School District, GO, PSF-GTD-Insured, 5.250% due 2/1/28	660,335
1,000,000	A+	North Texas Tollway Authority, Revenue Bonds, Series A, 5.000% due 1/1/39	1,205,230
1,250,000	AA	San Antonio Water System, Revenue Bonds, Junior Lien Revenue and Refunding Bonds, Series C, 5.000% due 5/15/46	1,526,325
1,575,000	AAA	Texas Transportation Commission State Highway Fund, Revenue Bonds, 5.250% due 4/1/26	1,980,752

		Total Texas	7,437,705

Utah — 3.3%
500,000	A	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind, Series A, 5.000% due 9/1/32	632,345
2,000,000	AA	Utah State University, Revenue Bonds, Student Building Fee, Series B, Pre-refunded 6/1/23 @ 100, 5.000% due 12/1/44(d)	2,272,620

		Total Utah	2,904,965

Washington — 1.6%
1,000,000	AA+	King County School District No. 401 Highline, GO, SCH BD GTY-Insured, 5.000% due 12/1/35	1,299,310
100,000	BB(f)	Washington State Housing Finance Commission, Revenue Bonds, Transforming Age Projects, Series A, 5.000% due 1/1/26(c)	116,543

		Total Washington	1,415,853

Wisconsin — 4.1%
1,500,000	AA+	Wisconsin Department of Transportation, Revenue Bonds, Series I, 5.000% due 7/1/20	1,520,760
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
1,300,000	AA-	Aspirus Inc. Obligation Group, 4.000% due 8/15/40	1,404,208
500,000	AA	Milwaukee Regional Medical Center Thermal Service Obligated Group, 5.000% due 4/1/37	633,945

		Total Wisconsin	3,558,913

Wyoming — 0.8%
680,000	A	County of Laramie, WY, Revenue Bonds, Cheyenne Regional Medical Center Project, 5.000% due 5/1/37	707,846

		TOTAL MUNICIPAL BONDS (Cost — $75,659,247)	81,790,986

Shares/Units

CLOSED END MUTUAL FUND SECURITY — 4.1%

UNITED STATES — 4.1%
30,100		iShares® National Muni Bond ETF, Common Class (Cost — $3,340,729)	3,512,971

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $78,999,976)	85,303,957

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Security	Value

SHORT-TERM INVESTMENTS — 0.9%

TIME DEPOSITS — 0.9%
$71,696	Banco Santander SA — Frankfurt, 0.950% due 3/2/20	$71,696
741,943	JPMorgan Chase & Co. — New York, 0.950% due 3/2/20	741,943

	TOTAL SHORT-TERM INVESTMENTS (Cost — $813,639)	813,639

	TOTAL INVESTMENTS — 99.1% (Cost — $79,813,615)	86,117,596

	Other Assets in Excess of Liabilities — 0.9%	779,419

	TOTAL NET ASSETS — 100.0%	$86,897,015

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at February 29, 2020.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 29, 2020, amounts to approximately $4,282,184 and represents 4.9% of net assets.

(d)

Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(e)	Rating by Moody’s Investors Service.
(f)	Rating by Fitch Ratings Service.

At February 29, 2020, for Municipal Bond Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Municipal Bond Fund	$79,813,615	$6,303,981	$(123,750)	$6,180,231

Abbreviations used in this schedule:
AMBAC	— American Bond Assurance Corporation
ETF	— Exchange-Traded Fund
FGIC	— Financial Guarantee Insurance Company
GO	— General Obligation
NPFG	— National Public Finance Guarantee Corporation
PSF-GTD	— Permanent School Fund Guaranteed
SCH BD GTY	— School Bond Guaranty

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Summary of Investments by Industry^
General Obligation	13.9%
Health Care Providers & Services	12.7
Transportation	12.1
Higher Education	8.9
Development	7.7
School District	6.4
Utilities	6.2
Airport	6.1
Water and Sewer	5.1
Single Family Housing	4.5
Capital Markets	4.1
Power	4.1
Education	3.1
Tobacco Settlement	1.2
Pollution	1.2
Multi Family Housing	1.0
Nursing Homes	0.7
Short-Term Investments	1.0

100.0%

^	As a percentage of total investments.

At February 29, 2020, Municipal Bond Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury 10-Year Note June Futures	60	6/20	$7,961,250	$8,085,000	$(123,750)

At February 29, 2020, Municipal Bond Fund had deposited cash of $70,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:
USD	— United States Dollar

See pages 272-273 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 105.5%
		U.S. Treasury Inflation Indexed Bonds:
$8,738,625		2.375% due 1/15/25	$9,925,351
8,963,416		2.000% due 1/15/26	10,216,801
1,958,928		1.750% due 1/15/28	2,276,017
6,976,465		3.625% due 4/15/28	9,203,008
6,752,910		2.500% due 1/15/29	8,446,085
2,730,858		3.875% due 4/15/29	3,775,046
34,746		3.375% due 4/15/32	50,035
4,838,945		2.125% due 2/15/40	6,891,506
2,804,546		2.125% due 2/15/41	4,038,536
227,450		0.750% due 2/15/42	261,575
435,907		0.625% due 2/15/43	489,812
6,582,582		1.375% due 2/15/44	8,606,810
240,079		0.750% due 2/15/45	278,902
6,626,478		1.000% due 2/15/46	8,162,524
4,364,655		0.875% due 2/15/47	5,272,637
2,313,418		1.000% due 2/15/48	2,892,061
725,066		1.000% due 2/15/49	913,922
		U.S. Treasury Inflation Indexed Notes:
2,819,328		1.125% due 1/15/21	2,849,218
15,518,870		0.125% due 4/15/21(a)	15,541,528
193,827		0.625% due 7/15/21	196,673
5,779,033		0.125% due 1/15/22	5,822,443
17,965,333		0.125% due 4/15/22(a)	18,102,794
21,608,040		0.125% due 1/15/23	21,893,426
537,966		0.625% due 4/15/23	553,389
16,611,686		0.625% due 1/15/26(a)	17,578,462
10,650,916		0.125% due 7/15/26	11,015,604
7,265,822		0.375% due 1/15/27	7,623,707
8,204,483		0.375% due 7/15/27	8,663,452
9,467,788		0.500% due 1/15/28	10,078,756
6,899,940		0.750% due 7/15/28	7,547,158
910,850		0.875% due 1/15/29	1,007,096
18,929,866		0.250% due 7/15/29(a)	19,992,635
639,232		0.125% due 1/15/30	667,689
130,000		U.S. Treasury Notes, 1.750% due 12/31/24	135,106

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $215,324,396)	230,969,764

MORTGAGE-BACKED SECURITIES — 13.9%

FNMA — 13.9%
		Federal National Mortgage Association (FNMA):
7,600,000		3.000% due 4/1/50(b)	7,819,354
15,300,000		4.000% due 4/1/50(b)	16,111,242
6,500,000		2.500% due 5/1/50(b)	6,619,000

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $30,275,984)	30,549,596

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2%
		Alternative Loan Trust:
338,989	Caa2(c)	Series 2006-HY11, Class A1, 1.747% (1-Month USD-LIBOR + 0.120%) due 6/25/36(d)	327,795
55,687	WR(c)	Series 2007-4CB, Class 1A35, 6.000% due 4/25/37	56,992
688,522	Caa3(c)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(d)	693,844
2,378	AA	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 3.263% (6-Month USD-LIBOR + 1.500%) due 9/25/45(d)	2,420

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2% — (continued)
$100,479		AAA	B&M CLO Ltd., Series 2014-1A, Class A1R, 2.573% (3-Month USD-LIBOR + 0.730%) due 4/16/26(d)(e)	$100,514
596,192		Aaa(c)	Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class A, 2.709% (1-Month USD-LIBOR + 1.050%) due 9/15/36(d)(e)	596,499
			Bayview Opportunity Master Fund IVa Trust:
132,605		NR	Series 2019-RN2, Class A1, step bond to yield, 3.967% due 3/28/34(e)	133,049
71,029		NR	Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(e)	71,136
27,436		BBB-	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 4.789% due 5/25/33(d)	28,454
303,485		CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 2.602% (1-Month USD-LIBOR + 0.975%) due 6/25/34(d)	310,193
68,681		AA+	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 1.987% (1-Month USD-LIBOR + 0.360%) due 3/25/35(d)(e)	68,760
			CHL Mortgage Pass-Through Trust:
1,036,961		WR(c)	Series 2005-HYB6, Class 2A1, 3.797% due 10/20/35(d)	1,051,548
109,153		WR(c)	Series 2005-HYB9, Class 2A1, 3.939% (1-Year USD-LIBOR + 1.750%) due 2/20/36(d)	106,244
144,976		Caa2(c)	Series 2006-6, Class A4, 6.000% due 4/25/36	117,203
201,200		WD(f)	Series 2007-1, Class A1, 6.000% due 3/25/37	169,826
			Citigroup Mortgage Loan Trust:
6,780		B-	Series 2004-HYB2, Class 2A, 4.023% due 3/25/34(d)	6,801
280,315		Caa2(c)	Series 2007-AR4, Class 1A1A, 4.046% due 3/25/37(d)	276,450
94,543		NR	Series 2019-B, Class A1, 3.258% due 4/25/66(d)(e)	94,898
33,670		B(f)	Citigroup Mortgage Loan Trust Inc., Series 2004-NCM2, Class 1CB1, 5.500% due 8/25/34	34,800
			Countrywide Asset-Backed Certificates:
442,364		CC	Series 2007-1, Class 1A, 1.767% (1-Month USD-LIBOR + 0.140%) due 7/25/37(d)	401,864
94,884		CC	Series 2007-6, Class 1A, 1.827% (1-Month USD-LIBOR + 0.200%) due 9/25/37(d)	82,154
539,451		CCC	Series 2007-8, Class 1A1, 1.817% (1-Month USD-LIBOR + 0.190%) due 11/25/37(d)	521,163
867,968		NR	Credit Suisse Commercial Mortgage, Series 2015-3R, Class 5A2, 1.777% (1-Month USD-LIBOR + 0.150%) due 9/29/36(d)(e)	844,561
187,906		NR	Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.552% due 8/26/58(e)	190,255
			Credit-Based Asset Servicing & Securitization LLC:
153,000		BB	Series 2005-CB3, Class M4, 2.677% (1-Month USD-LIBOR + 1.050%) due 5/25/35(d)	153,409
1,041,287		CC	Series 2007-CB6, Class A3, 1.847% (1-Month USD-LIBOR + 0.220%) due 7/25/37(d)(e)	705,162
600,000		AAA	Crown Point CLO 5 Ltd., Series 2018-5A, Class A, 2.776% (3-Month USD-LIBOR + 0.940%) due 7/17/28(d)(e)	599,715
149,011		D	CWABS Asset-Backed Certificates Trust, Series 2004-7, Class MV5, 3.352% (1-Month USD-LIBOR + 1.725%) due 11/25/34(d)	150,391
1,006,726		CCC	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 2.727% (1-Month USD-LIBOR + 1.100%) due 5/25/37(d)(e)	1,009,799
500,000	EUR	AAA	Euro-Galaxy V CLO BV, Series 2016-5A, Class ARV, 0.820% (3-Month EURIBOR + 8.200%) due 11/10/30(d)(e)	552,396
100,000		Aaa(c)	Evans Grove CLO Ltd., Series 2018-1A, Class A1, 2.533% (3-Month USD-LIBOR + 0.920%) due 5/28/28(d)(e)	99,948
1,001,355		NR	Fannie Mae REMICS, Series 2019-5, Class FA, 2.027% (1-Month USD-LIBOR + 0.400%) due 3/25/49(d)	997,773
269,817		AAA	Figueroa CLO Ltd., Series 2013-2A, Class A1RR, 2.758% (3-Month USD-LIBOR + 0.850%) due 6/20/27(d)(e)	270,183
			Government National Mortgage Association:
467,058		NR	Series 2018-H15, Class FG, 2.266% (1-Year USD-LIBOR + 0.150%) due 8/20/68(d)	462,237
1,010,489		NR	Series 2019-20, Class FE, 2.047% (1-Month USD-LIBOR + 0.400%) due 2/20/49(d)	1,008,326
32,157		D	GSAA Trust, Series 2006-7, Class AF4A, step bond to yield, 6.220% due 3/25/46	25,357
5,449		AA+	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 1.987% (1-Month USD-LIBOR + 0.340%) due 6/20/35(d)	5,422

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2% — (continued)
831,852	GBP	AAA	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.761% (Sterling Overnight Index Average + 1.050%) due 5/25/53(d)(e)	$1,073,487
$69,548		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 2.267% (1-Month USD-LIBOR + 0.640%) due 7/25/45(d)	65,897
250,000		Aaa(c)	JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class A, 2.686% (3-Month USD-LIBOR + 0.850%) due 1/17/28(d)(e)	249,713
451,957		CCC	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 2.087% (1-Month USD-LIBOR + 0.460%) due 3/25/36(d)	447,993
200,000		A-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 3.108% (1-Month USD-LIBOR + 1.450%) due 12/15/31(d)(e)	200,012
260,000	EUR	AAA	Jubilee CLO BV, Series 2015-16A, Class A1R, 0.405% (0.800% — 3-Month EURIBOR) due 12/15/29(e)(h)	286,814
90,319		NR	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, step bond to yield, 3.750% due 4/25/59(e)	92,023
455,414		WD(f)	Lehman XS Trust, Series 2007-20N, Class A1, 2.777% (1-Month USD-LIBOR + 1.150%) due 12/25/37(d)	451,231
21,341		Aaa(c)	LMREC Inc., Series 2015-CRE1, Class AR, 2.609% (1-Month USD-LIBOR + 0.980%) due 2/22/32(d)(e)	21,322
196,198		CC	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 1.747% (1-Month USD-LIBOR + 0.120%) due 8/25/36(d)	107,959
320,000		Aaa(c)	Monarch Grove CLO, Series 2018-1A, Class A1, 2.674% (3-Month USD-LIBOR + 0.880%) due 1/25/28(d)(e)	319,678
627,370		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 2.668% (3-Month USD-LIBOR + 0.820%) due 10/13/27(d)(e)	627,396
16,279		AA+	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 2.138% (1-Month USD-LIBOR + 0.480%) due 6/15/30(d)	16,338
			New Residential Mortgage Loan Trust:
75,893		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(d)(e)	81,067
382,037		Aaa(c)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(d)(e)	393,229
			Option One Mortgage Loan Trust:
124,283		CC	Series 2007-1, Class 1A1, 1.767% (1-Month USD-LIBOR + 0.140%) due 1/25/37(d)	92,003
119,214		CC	Series 2007-2, Class 1A1, 1.767% (1-Month USD-LIBOR + 0.140%) due 3/25/37(d)	90,793
700,000	EUR	AAA	OZLME BV, Series 1A, Class AR, 0.820% (3-Month EURIBOR + 0.820%) due 1/18/30(d)(e)	769,574
600,000		B+	RASC Trust, Series 2006-KS3, Class M1, 1.957% (1-Month USD-LIBOR + 0.330%) due 4/25/36(d)	594,610
596,093		WD(f)	Residential Asset Securitization Trust, Series 2006-A10, Class A5, 6.500% due 9/25/36	402,547
			Securitized Asset-Backed Receivables LLC Trust:
593,633		CC	Series 2006-FR3, Class A3, 1.877% (1-Month USD-LIBOR + 0.250%) due 5/25/36(d)	409,567
115,360		CC	Series 2006-HE2, Class A2C, 1.777% (1-Month USD-LIBOR + 0.150%) due 7/25/36(d)	63,113
336,212		B	Sequoia Mortgage Trust, Series 6, Class A, 2.287% (1-Month USD-LIBOR + 0.640%) due 4/19/27(d)	334,040
207,500	GBP	NR	Silverstone Master Issuer PLC, Series 2015-16A, Class 2A, 1.461% (Sterling Overnight Index Average + 0.750%) due 1/21/70(d)(e)	267,607
900,000		Aaa(c)	Sound Point Clo XIV Ltd., Series 2016-3A, Class AR, 2.956% (3-Month USD-LIBOR + 1.150%) due 1/23/29(d)(e)	900,069
			Soundview Home Loan Trust:
289,142		CC	Series 2007-OPT1, Class 1A1, 1.827% (1-Month USD-LIBOR + 0.200%) due 6/25/37(d)	229,646
80,014		CCC	Series 2007-OPT2, Class 2A3, 1.807% (1-Month USD-LIBOR + 0.180%) due 7/25/37(d)	75,910
483,874		NR	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.200% due 5/27/36(e)	495,806
233,028		Aaa(c)	Symphony CLO XIV Ltd., Series 2014-14A, Class AR, 2.788% (3-Month USD-LIBOR + 0.950%) due 7/14/26(d)(e)	233,063
260,000		Aaa(c)	Symphony CLO XVII Ltd., Series 2016-17A, Class AR, 2.711% (3-Month USD-LIBOR + 0.880%) due 4/15/28(d)(e)	260,073

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.2% — (continued)
$146,815		AAA	THL Credit Wind River CLO Ltd., Series 2012-1A, Class AR2, 2.711% (3-Month USD-LIBOR + 0.880%) due 1/15/26(d)(e)	$146,874
360,000		Aaa(c)	TICP CLO III-2 Ltd., Series 2018-3R, Class A, 2.659% (3-Month USD-LIBOR + 0.840%) due 4/20/28(d)(e)	359,467
500,000		Aaa(c)	Venture 35 CLO Ltd., Series 2018-35A, Class AS, 2.952% (3-Month USD-LIBOR + 1.150%) due 10/22/31(d)(e)	498,433
346,521		AAA	Venture XII CLO Ltd., Series 2012-12A, Class ARR, 2.413% (3-Month USD-LIBOR + 0.800%) due 2/28/26(d)(e)	346,457
800,000		Aaa(c)	Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 2.681% (3-Month USD-LIBOR + 0.850%) due 1/15/28(d)(e)	799,290
330,000		Aaa(c)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 2.711% (3-Month USD-LIBOR + 0.880%) due 4/15/27(d)(e)	329,857
			WaMu Mortgage Pass-Through Certificates Trust:
14,650		Baa1(c)	Series 2002-AR2, Class A, 2.286% (11th District Cost of Funds Index + 1.250%) due 2/27/34(d)	14,687
5,813		BBB	Series 2002-AR17, Class 1A, 3.253% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(d)	5,759

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $24,315,276)	24,480,945

CORPORATE BONDS & NOTES — 4.4%

Banks — 2.0%
100,000	EUR	Ba1(c)	Banco Santander SA, Junior Subordinated Notes, 6.250% (5-Year EUR Swap Rate + 5.640%)(d)(g)	116,710
200,000	EUR	Baa3(c)	Cooperatieve Rabobank UA, Junior Subordinated Notes, 6.625% (6.697% — 5-Year EUR Swap Rate)(g)(h)	237,041
700,000		BBB-	Deutsche Bank AG, Senior Unsecured Notes, 4.250% due 10/14/21	722,661
100,000	GBP	BBB+	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	177,115
200,000		BBB+	Lloyds Banking Group PLC, Senior Unsecured Notes, 2.728% (3-Month USD-LIBOR + 0.800%) due 6/21/21(d)	201,166
15,625,895	DKK	AAA	Nykredit Realkredit AS, Covered Notes, 1.000% due 10/1/50	2,331,121
			Royal Bank of Scotland Group PLC:
240,000		B+	Junior Subordinated Notes, 8.625% (5-Year USD Swap Rate + 7.598%)(d)(g)	254,346
			Senior Unsecured Notes:
200,000		BBB	3.497% (3-Month USD-LIBOR + 1.550%) due 6/25/24(d)	203,037
200,000		BBB	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(d)	215,055

			Total Banks	4,458,252

Diversified Financial Services — 1.8%
			Ally Financial Inc.:
400,000		BBB-	Company Guaranteed Notes, 8.000% due 11/1/31	555,760
100,000		BBB-	Senior Unsecured Notes, 8.000% due 11/1/31	139,372
18,846,001	DKK	AAA	Jyske Realkredit AS, Covered Notes, 1.000% due 10/1/50	2,813,594
2,679,504	DKK	AAA	Nordea Kredit Realkreditaktieselskab, Covered Notes, 1.000% due 10/1/50	399,935

			Total Diversified Financial Services	3,908,661

Electric — 0.2%
200,000		BBB+	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 2.800% due 1/15/23	207,372
100,000		BBB+	Sempra Energy, Senior Unsecured Notes, 2.344% (3-Month USD-LIBOR + 0.450%) due 3/15/21(d)	100,252

			Total Electric	307,624

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Oil & Gas — 0.3%
$505,000		BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 5.093% due 1/15/30(e)	$540,981
2,120,000	ARS	NR	YPF SA, Senior Unsecured Notes, 52.375% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 6.000%) due 3/4/21(d)	42,315

			Total Oil & Gas	583,296

Telecommunications — 0.1%
300,000		BBB	AT&T Inc., Senior Unsecured Notes, 2.330% (3-Month USD-LIBOR + 0.750%) due 6/1/21(d)	301,426

			TOTAL CORPORATE BONDS & NOTES (Cost — $9,390,719)	9,559,259

SOVEREIGN BONDS — 3.8%

Argentina — 0.1%
21,644,000	ARS	NR	Argentina POM Politica Monetaria, 51.226% due 6/21/20(d)	269,135
727,000	ARS	NR	Bonos del Tesoro Nacional en Pesos Badlar, 37.342% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 2.000%) due 4/3/22(d)	8,484
4,740,000	ARS	NR	Ciudad Autonoma de Buenos Aires, 38.279% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 5.000%) due 1/23/22(d)	71,872

			Total Argentina	349,491

Australia — 0.8%
			Australia Government Bonds:
1,040,000	AUD	Aaa(c)	1.250% due 2/21/22	813,058
890,000	AUD	Aaa(c)	3.000% due 9/20/25	865,921

			Total Australia	1,678,979

Brazil — 0.6%
5,768,000	BRL	BB-	Brazil Letras do Tesouro Nacional, zero coupon, due 7/1/20	1,272,251

Canada — 0.2%
			Canadian Government Real Return Bonds:
465,924	CAD	AAA	4.250% due 12/1/26	451,827
52,475	CAD	AAA	0.500% due 12/1/50	45,191

			Total Canada	497,018

Japan — 1.4%
			Japanese Government CPI Linked Bonds:
141,071,100	JPY	A1(c)	0.100% due 3/10/28	1,341,199
182,428,090	JPY	NR	0.100% due 3/10/29	1,734,390

			Total Japan	3,075,589

New Zealand — 0.4%
970,000	NZD	AA+	New Zealand Government Bonds Inflation Linked Bonds, 2.500% due 9/20/35	855,450

Peru — 0.2%
1,400,000	PEN	A-	Peru Government Bonds Inflation Linked Bonds, 6.150% due 8/12/32(e)	465,931

Qatar — 0.1%
200,000		AA-	Qatar Government International Bonds, 3.875% due 4/23/23	212,113

			TOTAL SOVEREIGN BONDS (Cost — $9,334,056)	8,406,822

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $288,640,431)	303,966,386

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Security	Value

SHORT-TERM INVESTMENTS — 0.4%

TIME DEPOSITS — 0.4%
99,285	EUR	Banco Santander SA — Frankfurt, (0.680)% due 3/2/20	$109,590
112,419	GBP	Banco Santander SA — Frankfurt, 0.330% due 3/2/20	144,110
		BBH — Grand Cayman:
352,087	DKK	(0.950)% due 3/2/20	52,005
1,046,614	JPY	(0.260)% due 3/2/20	9,703
25,192	AUD	0.310% due 3/2/20	16,404
525	SGD	0.500% due 3/2/20	377
15,076	NZD	0.700% due 3/2/20	9,424
37	CAD	0.820% due 3/2/20	27
4,472	ZAR	6.250% due 3/2/20	287
$624,821		JPMorgan Chase & Co. — New York, 0.950% due 3/2/20	624,821

		TOTAL SHORT-TERM INVESTMENTS (Cost — $966,748)	966,748

		TOTAL INVESTMENTS IN SECURITIES (Cost — $289,607,179)	304,933,134

		TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost — $250,509)	635,136

		TOTAL INVESTMENTS — 139.5% (Cost — $289,857,688)	305,568,270

		Liabilities in Excess of Other Assets — (39.5)%	(86,537,150)

		TOTAL NET ASSETS — 100.0%	$219,031,120

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	This security is traded on a TBA basis (see Note 1).
(c)	Rating by Moody’s Investors Service.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at February 29, 2020.
(e)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 29, 2020, amounts to approximately $15,095,098 and represents 6.9% of net assets.

(f)	Rating by Fitch Ratings Service.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Inverse Floating Rate Security — interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of February 29, 2020.
(SBB)	All or a portion of these securities were purchased in a sale-buyback transaction. The value of these securities total $25,474,744, which represents 11.6% of net assets.

At February 29, 2020, for Inflation-Linked Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Inflation-Linked Fixed Income Fund	$289,857,688	$21,248,709	$(4,786,747)	$16,461,962

Abbreviations used in this schedule:
CLO	— Collateralized Loan Obligation
CPI	— Consumer Price Index
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduit

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Summary of Investments by Security Type^
U.S. Government Obligations	75.6%
Mortgage-Backed Securities	10.0
Collateralized Mortgage Obligations	8.0
Corporate Bonds & Notes	3.1
Sovereign Bonds	2.8
Purchased Options	0.2
Short-Term Investments	0.3

100.0%

^	As a percentage of total investments.

At February 29, 2020, Inflation-Linked Fixed Income Fund held the following Options Contracts Purchased:

Interest Rate Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
56,070,000	$886,119	OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	DUB	3/10/20	1.500%	$227,095
55,600,000	878,691	OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	BNP	8/26/20	1.190%	206,332
30,100,000	475,694	OTC 2-Year Swaption, 3-Month USD-LIBOR, Call	JPM	10/2/20	1.066%	197,922

		Total Interest Rate Swaptions				$631,349

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
55	$7,333,047	U.S. Treasury 10-Year Note June Futures, Call	CITI	5/22/20	$152.00	$1,719
30	6,526,406	U.S. Treasury 2-Year Note June Futures, Call	CITI	5/22/20	$112.25	937
17	2,070,547	U.S. Treasury 5-Year Note June Futures, Call	CITI	5/22/20	$132.25	398
46	7,703,563	U.S. Treasury Bond June Futures, Call	CITI	5/22/20	$215.00	719
14	2,844,625	U.S. Treasury Ultra Long Bond June Futures, Put	CITI	5/22/20	$135.00	14

		Total Options on Futures				$3,787

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $250,509)				$635,136

†	Amount denominated in U.S. dollars, unless otherwise noted.

At February 29, 2020, Inflation-Linked Fixed Income Fund held the following Options Contracts Written:

Credit Default Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
900,000	505,845	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	BCLY	3/18/20	0.425%	$23
900,000	505,845	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	BCLY	3/18/20	0.700%	1,540
400,000	$ 271,412		OTC Markit CDX North America Investment Grade Series 33 5-Year Index, Put	BNP	6/17/20	0.800%	1,384
400,000	224,820	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	BNP	3/18/20	0.450%	25
400,000	224,820	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	BNP	3/18/20	0.800%	293
200,000	112,410	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	DUB	3/18/20	0.450%	12

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
200,000	112,410	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	DUB	3/18/20	0.800%	$147
200,000	112,410	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	JPM	3/18/20	0.800%	147
200,000	112,410	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	JPM	3/18/20	0.425%	5
200,000	112,410	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	JPM	3/18/20	0.700%	342
200,000	112,410	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	JPM	3/18/20	0.450%	12
200,000	112,410	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Call	MLP	3/18/20	0.450%	12
200,000	112,410	EUR	OTC Markit iTraxx Europe Series 32 5-Year Index, Put	MLP	3/18/20	0.800%	146

			Total Credit Default Swaptions				$4,088

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
6,300,000	$ 99,564		OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	JPM	10/2/20	1.302%	$192,799
28,300,000	447,248		OTC 2-Year Swaption, 3-Month USD-LIBOR, Call	BNP	8/26/20	1.090%	158,477
700,000	2,975	EUR	OTC 30-Year Swaption, 3-Month EURIBOR, Call	JPM	8/25/20	0.000%	29,322
11,600,000	183,324		OTC 5-Year Swaption, 3-Month USD-LIBOR, Call	DUB	3/10/20	1.404%	244,699

			Total Interest Rate Swaptions				$625,297

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price		Value
13	2,271,880EUR	Euro-Bund April Futures, Call	UBS	3/27/20	EUR	172.00	$41,613
13	2,271,880EUR	Euro-Bund April Futures, Put	UBS	3/27/20	EUR	172.00	3,013

		Total Options on Futures					$44,626

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $301,942)					$674,011

†	Amount denominated in U.S. dollars, unless otherwise noted.

At February 29, 2020, Inflation-Linked Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amounts†	Security	Value

	Bank of America:
$2,817,750	1.720% due 4/13/20	$2,817,750
866,000	1.720% due 5/4/20	866,000

	NatWest Markets Securities Inc.:
1,901,250	1.700% due 3/4/20	1,901,250
105,000	1.710% due 3/5/20	105,000
841,000	1.740% due 4/6/20	841,000

	Standard Chartered Bank:
25,833,120	1.740% due 3/4/20	25,833,120

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $32,364,120)	$32,364,120

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

For the period ended February 29, 2020, the daily average borrowing and interest rate under the reverse repurchase agreements were $49,012,644 and 1.980%, respectively.

At February 29, 2020, Inflation-Linked Fixed Income Fund had cash collateral from brokers in the amount of $167,000 for open reverse repurchase agreements.

At February 29, 2020, Inflation-Linked Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro-Bund June Futures	52	6/20	$9,941,948	$10,026,786	$84,838
Short Euro-BTP June Futures	73	6/20	9,095,245	9,071,403	(23,842)
U.S. Treasury 5-Year Note June Futures	19	6/20	2,307,791	2,332,250	24,459
U.S. Treasury Ultra Long Bond June Futures	16	6/20	3,113,131	3,320,000	206,869

					292,324

Contracts to Sell:
Australian Government 10-Year Bond March Futures	4	3/20	380,542	389,899	(9,357)
Australian Government 3-Year Bond March Futures	14	3/20	1,055,535	1,060,570	(5,035)
Euro-Bobl March Futures	58	3/20	8,587,829	8,685,008	(97,179)
Euro-BTP March Futures	1	3/20	163,539	160,890	2,649
Euro-Buxl 30-Year Bond March Futures	9	3/20	2,021,212	2,183,338	(162,126)
Euro-Schatz Note June Futures	289	6/20	35,779,538	35,842,637	(63,099)
Japan Government 10-Year Bond March Futures	3	3/20	4,235,989	4,285,078	(49,089)
U.S. Treasury 2-Year Note June Futures	35	6/20	7,575,586	7,641,484	(65,898)
U.S. Treasury 10-Year Note June Futures	77	6/20	10,219,741	10,375,750	(156,009)
U.S. Treasury Long Bond June Futures	53	6/20	8,586,837	9,023,250	(436,413)
U.S. Ultra Long Bond June Futures	13	6/20	1,920,953	1,952,844	(31,891)

					(1,073,447)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(781,123)

At February 29, 2020, Inflation-Linked Fixed Income Fund had deposited cash of $401,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

At February 29, 2020, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Brazilian Real	2,042,558	USD	484,874	BCLY	$456,544	3/3/20	$(28,330)
Brazilian Real	2,042,558	USD	454,033	MLP	456,545	3/3/20	2,512
Brazilian Real	2,042,558	USD	465,344	MLP	455,613	4/2/20	(9,731)
British Pound	1,290,000	USD	1,661,989	MLP	1,653,651	3/3/20	(8,338)
Indonesian Rupiah	16,302,736,400	USD	1,140,530	DUB	1,134,731	3/18/20	(5,799)
Indonesian Rupiah	16,302,736,400	USD	1,175,819	SCB	1,125,327	6/17/20	(50,492)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Japanese Yen	339,200,000	USD	3,080,976	BCLY	$3,144,672	3/3/20	$63,696
Korean Won	229,967,600	USD	194,000	BNP	191,551	3/18/20	(2,449)
Korean Won	557,514,000	USD	470,000	HSBC	464,379	3/18/20	(5,621)
Korean Won	553,145,400	USD	465,000	JPM	460,740	3/18/20	(4,260)
Mexican Peso	20,133,000	USD	1,026,225	HSBC	1,012,805	5/5/20	(13,420)
New Taiwan Dollar	20,026,824	USD	662,000	BCLY	665,419	3/18/20	3,419
New Taiwan Dollar	15,036,735	USD	497,000	SCB	499,616	3/18/20	2,616
New Zealand Dollar	1,264,000	USD	798,704	BNP	790,127	3/3/20	(8,577)
Russian Ruble	9,099,025	USD	146,113	HSBC	135,746	3/16/20	(10,367)
Russian Ruble	67,739,427	USD	1,060,435	HSBC	1,006,536	4/15/20	(53,899)
Singapore Dollar	781,000	USD	574,876	HSBC	560,800	3/18/20	(14,076)

							(143,116)

Contracts to Sell:
Australian Dollar	2,517,000	USD	1,698,197	HSBC	1,638,944	3/3/20	59,253
Australian Dollar	2,517,000	USD	1,645,979	SCB	1,640,168	4/2/20	5,811
Brazilian Real	2,042,558	USD	454,033	BCLY	456,545	3/3/20	(2,512)
Brazilian Real	2,042,558	USD	466,125	MLP	456,545	3/3/20	9,580
Brazilian Real	5,768,000	USD	1,377,597	JPM	1,280,934	7/2/20	96,663
British Pound	1,290,000	USD	1,679,686	HSBC	1,653,651	3/3/20	26,035
British Pound	1,290,000	USD	1,663,325	MLP	1,655,111	4/2/20	8,214
Canadian Dollar	644,000	USD	488,610	MLP	479,810	3/3/20	8,800
Danish Krone	36,982,652	USD	5,560,217	BCLY	5,473,939	4/1/20	86,278
Euro	275,000	USD	301,693	BCLY	303,545	3/3/20	(1,852)
Euro	3,452,000	USD	3,832,168	SCB	3,810,319	3/3/20	21,849
Euro	3,727,000	USD	4,101,477	SCB	4,121,835	4/2/20	(20,358)
Indonesian Rupiah	16,302,736,400	USD	1,186,430	SCB	1,134,731	3/18/20	51,699
Japanese Yen	339,200,000	USD	3,117,511	BCLY	3,144,672	3/3/20	(27,161)
Japanese Yen	339,200,000	USD	3,085,987	BCLY	3,150,078	4/2/20	(64,091)
Korean Won	1,351,944,610	USD	1,151,395	BNP	1,126,097	3/18/20	25,298
New Taiwan Dollar	35,402,020	USD	1,172,019	DUB	1,176,281	3/18/20	(4,262)
New Zealand Dollar	1,264,000	USD	817,978	JPM	790,127	3/3/20	27,851
New Zealand Dollar	1,264,000	USD	798,942	BNP	790,376	4/2/20	8,566
Peruvian Sol	1,581,510	USD	473,917	BNP	457,115	3/16/20	16,802
Singapore Dollar	788,084	USD	577,482	HSBC	565,886	3/18/20	11,596

							344,059

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$200,943

At February 29, 2020, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	U.S. Federal Funds Effective Rate Index	2.428%	12/20/47	12-Month	USD	100,000	$(33,336)	$241	$(33,577)
Receive	U.S. Federal Funds Effective Rate Index	2.478%	12/20/47	12-Month	USD	378,000	(130,762)	758	(131,520)
Receive	U.S. Federal Funds Effective Rate Index	2.499%	12/20/47	12-Month	USD	950,000	(333,629)	2,364	(335,993)
Receive	3-Month FRA New Zealand Bank Bill	3.250%	3/21/28	6-Month	NZD	700,000	(78,228)	2,137	(80,365)
Receive	3-Month USD-LIBOR	1.625%	1/16/50	6-Month	USD	100,000	(8,528)	(1,424)	(7,104)
Receive	3-Month USD-LIBOR	1.625%	2/3/50	6-Month	USD	300,000	(25,635)	(819)	(24,816)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.750%	9/12/29	6-Month	USD	3,400,000	$(89,411)	$7,961	$(97,372)
Receive	3-Month USD-LIBOR	1.750%	1/22/50	6-Month	USD	500,000	(58,835)	(2,941)	(55,894)
Receive	3-Month USD-LIBOR	2.000%	1/15/50	6-Month	USD	100,000	(18,223)	(720)	(17,503)
Pay	3-Month USD-LIBOR	2.250%	12/20/22	6-Month	USD	9,600,000	356,816	12,038	344,778
Receive	3-Month USD-LIBOR	2.250%	12/11/49	6-Month	USD	700,000	(172,623)	(2,779)	(169,844)
Receive	3-Month USD-LIBOR	2.250%	3/12/50	6-Month	USD	400,000	(99,017)	(1,227)	(97,790)
Pay	3-Month USD-LIBOR	2.750%	12/19/23	6-Month	USD	9,540,000	664,306	(58,761)	723,067
Receive	3-Month USD-LIBOR	2.765%	7/18/28	6-Month	USD	650,000	(91,313)	—	(91,313)
Receive	6-Month JPY-LIBOR	0.300%	9/20/27	6-Month	JPY	5,590,000	(1,842)	(101)	(1,741)

							$(120,260)	$(43,273)	$(76,987)

At February 29, 2020, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	5-Year EUR Inflation Linked	1.030%	3/15/24	EUR	2,000,000	$(40,250)	$(3,199)	$(37,051)
Pay	10-Year EUR Inflation Linked	1.520%	11/15/27	EUR	1,890,000	125,512	(30,893)	156,405
Pay	10-Year EUR Inflation Linked	1.535%	3/15/28	EUR	700,000	49,990	91	49,899
Pay	10-Year EUR Inflation Linked	1.620%	5/15/28	EUR	910,000	74,371	57	74,314
Receive	15-Year EUR Inflation Linked	1.710%	3/15/33	EUR	100,000	(13,189)	—	(13,189)
Pay	20-Year USD Inflation Linked	1.242%	8/15/39	EUR	240,000	5,004	—	5,004
Pay	30-Year EUR Inflation Linked	1.387%	8/15/49	EUR	120,000	5,122	—	5,122
Pay	30-Year EUR Inflation Linked	1.450%	2/15/50	EUR	600,000	40,721	1,933	38,788
Pay	5-Year GBP Inflation Linked	3.850%	9/15/24	GBP	1,300,000	73,547	(181)	73,728
Pay	10-Year GBP Inflation Linked	3.717%	12/15/28	GBP	920,000	80,024	—	80,024
Pay	15-Year GBP Inflation Linked	3.100%	6/15/31	GBP	2,430,000	(117,153)	(251,380)	134,227
Pay	15-Year GBP Inflation Linked	3.500%	9/15/33	GBP	250,000	19,384	194	19,190
Pay	15-Year GBP Inflation Linked	3.530%	10/15/31	GBP	1,190,000	89,003	(7,845)	96,848
Receive	15-Year GBP Inflation Linked	3.597%	9/15/34	GBP	1,260,000	(123,483)	811	(124,294)
Pay	20-Year GBP Inflation Linked	3.590%	6/15/39	GBP	120,000	19,346	—	19,346
Pay	20-Year GBP Inflation Linked	3.600%	6/15/39	GBP	540,000	89,516	(1,234)	90,750
Pay	1-Year USD Inflation Linked	1.235%	2/27/21	USD	2,200,000	3,963	—	3,963
Receive	2-Year USD Inflation Linked	1.432%	7/25/21	USD	1,500,000	(1,147)	—	(1,147)
Receive	2-Year USD Inflation Linked	1.432%	8/6/21	USD	700,000	(443)	—	(443)
Receive	2-Year USD Inflation Linked	1.445%	9/9/21	USD	1,100,000	(490)	—	(490)
Receive	2-Year USD Inflation Linked	1.488%	10/1/21	USD	2,800,000	(6,154)	—	(6,154)
Receive	2-Year USD Inflation Linked	1.580%	9/20/21	USD	1,300,000	(4,685)	—	(4,685)
Receive	2-Year USD Inflation Linked	1.592%	9/20/21	USD	1,300,000	(4,998)	(256)	(4,742)
Receive	2-Year USD Inflation Linked	1.997%	3/22/21	USD	1,390,000	(9,147)	—	(9,147)
Receive	5-Year USD Inflation Linked	1.550%	7/26/21	USD	400,000	6,480	13,538	(7,058)
Receive	5-Year USD Inflation Linked	1.603%	9/12/21	USD	310,000	3,541	9,337	(5,796)
Receive	5-Year USD Inflation Linked	2.210%	2/5/23	USD	2,090,000	(63,987)	—	(63,987)
Receive	5-Year USD Inflation Linked	2.220%	4/13/23	USD	6,296,000	(220,356)	—	(220,356)
Pay	10-Year USD Inflation Linked	1.760%	11/4/29	USD	1,200,000	10,599	(1,416)	12,015
Pay	10-Year USD Inflation Linked	1.882%	11/20/29	USD	1,500,000	32,610	1,434	31,176

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	10-Year USD Inflation Linked	2.150%	9/25/27	USD	300,000	$13,728	$—	$13,728
Pay	10-Year USD Inflation Linked	2.156%	10/17/27	USD	700,000	32,965	—	32,965
Pay	10-Year USD Inflation Linked	2.335%	2/5/28	USD	960,000	71,023	2,083	68,940
Pay	10-Year USD Inflation Linked	2.352%	5/9/28	USD	360,000	28,472	—	28,472
Pay	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	43,175	—	43,175
Pay	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	44,192	—	44,192

						$356,806	$(266,926)	$623,732

At February 29, 2020, Inflation-Linked Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Sovereign Issues — Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counter party	Implied Credit Spread at 2/29/20 (2)	Notional Amount (3)		Market Value	Upfront Premiums Paid	Unrealized Depreciation
Brazilian Government International, BB -	1.000%	3/20/20	3-Month	HSBC	0.420%	USD	500,000	$1,169	$1,328	$(159)

Centrally Cleared — Credit Default Swaps on Indexes — Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/29/20 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Markit CDX North America High Yield Index Series 32 5-Year Index	(5.000)%	12/20/24	3-Month	0.038%	USD	4,059,000	$(248,925)	$(249,895)	$970
Markit iTraxx Europe Series 32 5-Year Index	(1.000)%	12/20/24	3-Month	0.006%	EUR	1,400,000	(29,465)	(51,399)	21,934

							$(278,390)	$(301,294)	$22,904

Centrally Cleared — Credit Default Swaps on Corporate Issues — Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/29/20 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Daimler AG, A-	1.000%	12/20/20	3-Month	0.002%	EUR	100,000	$932	$1,651	$(719)
General Electric Co., BBH+	1.000%	12/20/23	3-Month	0.007%	USD	100,000	1,219	(4,874)	6,093

							$2,151	$(3,223)	$5,374

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

At February 29, 2020, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $927,000 for open centrally cleared swap contracts.

At February 29, 2020, Inflation-Linked Fixed Income Fund had cash collateral from brokers in the amount of $410,000 for open OTC swap contracts.

At February 29, 2020, Inflation-Linked Fixed Income Fund was involved in following sale-buyback transactions:

Counterparty	Borrowing date	Maturity date	Borrowing rate	Amount borrowed
BNP Paribas	1/23/2020	4/23/2020	1.72%	$21,748,993
BNP Paribas	1/23/2020	4/23/2020	1.72%	212,046
BNP Paribas	2/25/2020	3/3/2020	1.75%	1,157,659
BNP Paribas	2/26/2020	3/4/2020	1.78%	1,155,169
TD Securities (USA) LLC	2/27/2020	3/4/2020	1.60%	897,538

				$25,171,406

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
ARS	— Argentine Peso	BCLY	— Barclays Bank PLC
AUD	— Australian Dollar	BNP	— BNP Paribas SA
BRL	— Brazilian Real	BOA	— Bank of America
CAD	— Canadian Dollar	CITI	— Citigroup Global Markets Inc.
DKK	— Danish Krone	DUB	— Deutsche Bank AG
EUR	— Euro	HSBC	— HSBC Bank USA
GBP	— British Pound	JPM	— JPMorgan Chase & Co.
JPY	— Japanese Yen	MLP	— Merrill Lynch, Pierce, Fenner & Smith Inc.
NZD	— New Zealand Dollar	SCB	— Standard Chartered Bank
PEN	— Peruvian Sol	UBS	— UBS Securities LLC
SGD	— Singapore Dollar
USD	— United States Dollar
ZAR	— South African Rand

See pages 272-273 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

CORPORATE BONDS & NOTES — 51.5%

Aerospace/Defense — 0.5%
$1,500,000	BB	Spirit AeroSystems Inc., Company Guaranteed Notes, 2.694% (3-Month USD-LIBOR + 0.800%) due 6/15/21(a)	$1,485,375
1,000,000	BBB+	United Technologies Corp., Senior Unsecured Notes, 2.342% (3-Month USD-LIBOR + 0.650%) due 8/16/21(a)	1,000,011

		Total Aerospace/Defense	2,485,386

Agriculture — 1.5%
		BAT Capital Corp., Company Guaranteed Notes:
2,330,000	BBB+	2.294% (3-Month USD-LIBOR + 0.590%) due 8/14/20(a)	2,333,320
1,900,000	BBB+	2.572% (3-Month USD-LIBOR + 0.880%) due 8/15/22(a)	1,910,901
		Imperial Brands Finance PLC, Company Guaranteed Notes:
1,100,000	BBB	2.950% due 7/21/20(b)	1,104,627
2,400,000	BBB	3.750% due 7/21/22(b)	2,509,347

		Total Agriculture	7,858,195

Airlines — 0.3%
1,500,000	BB+	Delta Air Lines Inc., Senior Unsecured Notes, 2.875% due 3/13/20	1,500,217
87,806	A+	Northwest Airlines Inc. Class G-2 Pass-Through Trust, Series 2002-1, Pass-Thru Certificates, 6.264% due 11/20/21	90,893

		Total Airlines	1,591,110

Auto Manufacturers — 5.4%
500,000	A+	BMW US Capital LLC, Company Guaranteed Notes, 2.207% (3-Month USD-LIBOR + 0.500%) due 8/13/21(a)(b)	502,787
		Daimler Finance North America LLC, Company Guaranteed Notes:
500,000	A-	2.143% (3-Month USD-LIBOR + 0.430%) due 2/12/21(a)(b)	500,413
5,600,000	A-	2.563% (3-Month USD-LIBOR + 0.880%) due 2/22/22(a)(b)	5,627,982
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
1,000,000	BBB-	2.343% due 11/2/20	1,002,651
1,037,000	BBB-	2.710% (3-Month USD-LIBOR + 0.810%) due 4/5/21(a)	1,031,113
1,100,000	BBB-	2.728% (3-Month USD-LIBOR + 0.880%) due 10/12/21(a)	1,088,119
		General Motors Co., Senior Unsecured Notes:
1,900,000	BBB	2.542% (3-Month USD-LIBOR + 0.800%) due 8/7/20(a)	1,905,493
200,000	BBB	2.791% (3-Month USD-LIBOR + 0.900%) due 9/10/21(a)	200,734
		General Motors Financial Co., Inc.:
		Company Guaranteed Notes:
300,000	BBB	2.728% (3-Month USD-LIBOR + 0.850%) due 4/9/21(a)	301,051
1,500,000	BBB	3.271% (3-Month USD-LIBOR + 1.310%) due 6/30/22(a)	1,510,733
2,400,000	BBB	Senior Unsecured Notes, 2.837% (3-Month USD-LIBOR + 1.100%) due 11/6/21(a)	2,414,543
500,000	BBB+	Harley-Davidson Financial Services Inc., Company Guaranteed Notes, 2.400% due 6/15/20(b)	500,663
		Hyundai Capital America, Senior Unsecured Notes:
600,000	BBB+	2.699% (3-Month USD-LIBOR + 0.800%) due 9/18/20(a)(b)	601,974
800,000	BBB+	2.707% (3-Month USD-LIBOR + 0.820%) due 3/12/21(a)	802,728
1,700,000	BBB+	3.450% due 3/12/21	1,728,930
600,000	BBB+	2.812% (3-Month USD-LIBOR + 0.940%) due 7/8/21(a)	603,411
500,000	BBB+	3.750% due 7/8/21(b)	512,742
800,000	BBB+	Hyundai Capital Services Inc., Senior Unsecured Notes, 2.625% due 9/29/20	804,327
		Nissan Motor Acceptance Corp., Senior Unsecured Notes:
1,000,000	BBB+	2.414% (3-Month USD-LIBOR + 0.520%) due 3/15/21(a)(b)	1,001,840
1,000,000	BBB+	2.651% (3-Month USD-LIBOR + 0.690%) due 9/28/22(a)(b)	998,798
		Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
1,000,000	BBB+	3.875% due 11/13/20(b)	1,015,317
3,000,000	BBB+	2.653% (3-Month USD-LIBOR + 0.940%) due 11/12/21(a)	3,030,766

		Total Auto Manufacturers	27,687,115

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Auto Parts & Equipment — 0.1%
$300,000	BBB-	ZF North America Capital Inc., Company Guaranteed Notes, 4.000% due 4/29/20	$300,594

Banks — 18.6%
1,000,000	A1(c)	ABN AMRO Bank NV, Senior Unsecured Notes, 2.619% (3-Month USD-LIBOR + 0.800%) due 7/19/22(a)	1,013,090
1,400,000	BBB+	Aozora Bank Ltd., Senior Unsecured Notes, 2.750% due 3/9/20	1,400,610
1,800,000	BBB-	Axis Bank Ltd., Senior Unsecured Notes, 3.250% due 5/21/20	1,804,911
800,000	A	Banco Santander Chile, Senior Unsecured Notes, 2.838% (3-Month USD-LIBOR + 1.200%) due 11/28/21(a)	809,118
491,000	BBB+	Bangkok Bank PCL, Senior Unsecured Notes, 4.800% due 10/18/20	501,226
		Bank of America Corp., Senior Unsecured Notes:
1,600,000	A-	2.559% (3-Month USD-LIBOR + 0.650%) due 10/1/21(a)	1,604,679
1,000,000	A-	2.682% (3-Month USD-LIBOR + 0.790%) due 3/5/24(a)	1,000,692
500,000	A	Barclays Bank PLC, Senior Unsecured Notes, 2.308% (3-Month USD-LIBOR + 0.460%) due 1/11/21(a)	499,554
		Barclays PLC, Senior Unsecured Notes:
515,000	BBB	3.200% due 8/10/21	526,200
2,300,000	BBB	3.844% (3-Month USD-LIBOR + 2.110%) due 8/10/21(a)	2,351,245
300,000	BBB	3.122% (3-Month USD-LIBOR + 1.430%) due 2/15/23(a)	304,492
2,000,000	A	Chiba Bank Ltd. (The), Senior Unsecured Notes, 2.750% due 7/29/20	2,003,363
		Citigroup Inc., Senior Unsecured Notes:
1,500,000	BBB+	2.751% (3-Month USD-LIBOR + 0.950%) due 7/24/23(a)	1,519,190
2,100,000	BBB+	3.010% (3-Month USD-LIBOR + 1.430%) due 9/1/23(a)	2,142,643
500,000	BBB+	2.792% (3-Month USD-LIBOR + 1.100%) due 5/17/24(a)	505,694
300,000	BBB+	2.603% (3-Month USD-LIBOR + 1.023%) due 6/1/24(a)	304,536
1,200,000	A+	Cooperatieve Rabobank UA, Senior Unsecured Notes, 2.664% (3-Month USD-LIBOR + 0.830%) due 1/10/22(a)	1,212,852
1,750,000	BBB+	Credit Suisse Group AG, Senior Unsecured Notes, 3.127% (3-Month USD-LIBOR + 1.240%) due 6/12/24(a)	1,784,976
2,000,000	BBB+	Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes, 4.109% (3-Month USD-LIBOR + 2.290%) due 4/16/21(a)	2,048,874
		Danske Bank AS, Senior Unsecured Notes:
500,000	A	2.750% due 9/17/20	503,369
1,731,000	A	2.800% due 3/10/21(b)	1,754,402
1,050,000	A	2.000% due 9/8/21	1,057,303
		DBS Group Holdings Ltd., Senior Unsecured Notes:
1,000,000	Aa2(c)	2.415% (3-Month USD-LIBOR + 0.620%) due 7/25/22(a)	1,006,178
3,000,000	Aa2(c)	2.415% (3-Month USD-LIBOR + 0.620%) due 7/25/22(a)(b)	3,018,534
1,000,000	AA-	DNB Bank ASA, Senior Unsecured Notes, 2.650% (3-Month USD-LIBOR + 1.070%) due 6/2/21(a)	1,012,341
600,000	NR	Eksportfinans ASA, Senior Unsecured Notes, 2.534% (3-Month USD-LIBOR + 0.800%) due 11/10/20(a)(d)	600,678
1,500,000	AA-	First Abu Dhabi Bank PJSC, Senior Unsecured Notes, 2.793% (3-Month USD-LIBOR + 0.950%) due 4/16/22(a)	1,513,348
800,000	A+	Goldman Sachs Bank USA, Senior Unsecured Notes, 2.183% (SOFR + 0.600%) due 5/24/21(a)	800,548
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
900,000	BBB+	2.862% (3-Month USD-LIBOR + 1.170%) due 11/15/21(a)	906,677
1,000,000	BBB+	2.904% (3-Month USD-LIBOR + 1.110%) due 4/26/22(a)	1,010,855
1,986,000	BBB+	2.557% (3-Month USD-LIBOR + 0.780%) due 10/31/22(a)	2,003,309
		HSBC Holdings PLC, Senior Unsecured Notes:
2,300,000	A	2.537% (3-Month USD-LIBOR + 0.650%) due 9/11/21(a)	2,302,347
1,400,000	A	3.400% (3-Month USD-LIBOR + 1.500%) due 1/5/22(a)	1,431,462
3,600,000	A	2.692% (3-Month USD-LIBOR + 1.000%) due 5/18/24(a)	3,633,160

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Banks — 18.6% — (continued)
		ICICI Bank Ltd., Senior Unsecured Notes:
$700,000	BBB-	3.125% due 8/12/20	$703,647
500,000	BBB-	5.750% due 11/16/20	512,967
1,200,000	A-	ING Groep NV, Senior Unsecured Notes, 3.111% (3-Month USD-LIBOR + 1.150%) due 3/29/22(a)	1,219,952
3,900,000	A-	JPMorgan Chase & Co., Senior Unsecured Notes, 2.509% (3-Month USD-LIBOR + 0.610%) due 6/18/22(a)	3,912,212
800,000	A+	KEB Hana Bank, Senior Unsecured Notes, 2.609% (3-Month USD-LIBOR + 0.700%) due 10/2/22(a)(b)	804,300
3,900,000	BBB+	Lloyds Banking Group PLC, Senior Unsecured Notes, 2.728% (3-Month USD-LIBOR + 0.800%) due 6/21/21(a)	3,922,729
		Mizuho Financial Group Inc., Senior Unsecured Notes:
1,500,000	A-	2.768% (3-Month USD-LIBOR + 0.880%) due 9/11/22(a)	1,516,905
1,000,000	A-	2.683% (3-Month USD-LIBOR + 0.840%) due 7/16/23(a)	1,007,261
2,500,000	A-	2.737% (3-Month USD-LIBOR + 0.850%) due 9/13/23(a)	2,509,964
2,000,000	A-	2.309% (3-Month USD-LIBOR + 0.630%) due 5/25/24(a)	1,995,829
1,400,000	A-	NatWest Markets PLC, Senior Unsecured Notes, 3.361% (3-Month USD-LIBOR + 1.400%) due 9/29/22(a)(b)	1,426,771
		QNB Finance Ltd.:
		Company Guaranteed Notes:
600,000	A	2.988% (3-Month USD-LIBOR + 1.350%) due 5/31/21(a)	603,786
1,000,000	Aa3(c)	3.389% (3-Month USD-LIBOR + 1.570%) due 7/18/21(a)	1,010,650
1,000,000	A	2.763% (3-Month USD-LIBOR + 1.000%) due 5/2/22(a)	1,005,205
1,600,000	Aa3(c)	Senior Unsecured Notes, 3.351% (3-Month USD-LIBOR + 1.450%) due 8/11/21(a)	1,617,167
800,000	Aa3(c)	QNB Finance Ltd., (Restricted, cost — $808,304, acquired 6/20/19), Senior Unsecured Notes, 3.207% (3-Month USD-LIBOR + 1.320%) due 12/6/21(a)(d)(e)	807,813
5,000,000	BBB	Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 3.162% (3-Month USD-LIBOR + 1.470%) due 5/15/23(a)	5,054,532
800,000	A	Santander UK PLC, Senior Unsecured Notes, 2.200% (3-Month USD-LIBOR + 0.620%) due 6/1/21(a)	803,770
		Standard Chartered PLC, Senior Unsecured Notes:
600,000	BBB+	2.969% (3-Month USD-LIBOR + 1.150%) due 1/20/23(a)(b)	605,051
1,700,000	BBB+	3.785% (3-Month USD-LIBOR + 1.560%) due 5/21/25(a)(b)	1,801,611
2,550,000	BBB-	State Bank of India, Senior Unsecured Notes, 2.850% (3-Month USD-LIBOR + 0.950%) due 4/6/20(a)	2,551,440
300,000	A	Sumitomo Mitsui Banking Corp., Company Guaranteed Notes, 2.213% (3-Month USD-LIBOR + 0.370%) due 10/16/20(a)	300,551
		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
3,100,000	A-	2.618% (3-Month USD-LIBOR + 0.780%) due 7/12/22(a)	3,126,978
500,000	A-	2.559% (3-Month USD-LIBOR + 0.740%) due 10/18/22(a)	504,335
650,000	BBB	Synchrony Bank, Senior Unsecured Notes, 2.586% (3-Month USD-LIBOR + 0.625%) due 3/30/20(a)	650,334
4,300,000	A-	UBS Group AG, Senior Unsecured Notes, 3.618% (3-Month USD-LIBOR + 1.780%) due 4/14/21(a)(b)(f)	4,378,227
		Wells Fargo & Co., Senior Unsecured Notes:
2,811,000	A-	2.661% (3-Month USD-LIBOR + 0.930%) due 2/11/22(a)	2,830,923
1,100,000	A-	3.007% (3-Month USD-LIBOR + 1.230%) due 10/31/23(a)	1,115,616
1,000,000	A+	Wells Fargo Bank NA, Senior Unsecured Notes, 2.258% (3-Month USD-LIBOR + 0.620%) due 5/27/22(a)	1,003,462

		Total Banks	95,196,444

Beverages — 0.2%
1,000,000	BBB	Constellation Brands Inc., Company Guaranteed Notes, 2.392% (3-Month USD-LIBOR + 0.700%) due 11/15/21(a)	1,000,159

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Building Materials — 0.2%
$1,100,000	BBB	Vulcan Materials Co., Senior Unsecured Notes, 2.494% (3-Month USD-LIBOR + 0.600%) due 6/15/20(a)	$1,100,890

Chemicals — 0.6%
		Syngenta Finance NV, Company Guaranteed Notes:
500,000	BBB-	3.698% due 4/24/20	501,067
2,400,000	BBB-	3.698% due 4/24/20(b)	2,405,121

		Total Chemicals	2,906,188

Commercial Services — 1.1%
		Central Nippon Expressway Co., Ltd., Senior Unsecured Notes:
1,000,000	A1(c)	2.744% (3-Month USD-LIBOR + 0.850%) due 9/14/21(a)	1,006,898
3,000,000	A1(c)	2.273% (3-Month USD-LIBOR + 0.810%) due 3/3/22(a)	3,019,970
		Equifax Inc., Senior Unsecured Notes:
400,000	BBB	2.300% due 6/1/21	404,580
1,150,000	BBB	2.562% (3-Month USD-LIBOR + 0.870%) due 8/15/21(a)	1,155,815

		Total Commercial Services	5,587,263

Computers — 0.6%
3,200,000	BBB-	Dell International LLC/EMC Corp., Senior Secured Notes, 4.420% due 6/15/21(b)	3,297,625

Diversified Financial Services — 5.2%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
600,000	BBB	4.625% due 10/30/20	609,448
1,200,000	BBB	4.500% due 5/15/21	1,239,914
300,000	BBB	5.000% due 10/1/21	314,407
500,000	BBB	4.450% due 12/16/21	521,205
400,000	BBB	4.625% due 7/1/22	424,190
1,400,000	BBB	Air Lease Corp., Senior Unsecured Notes, 3.500% due 1/15/22	1,439,945
		Aircastle Ltd., Senior Unsecured Notes:
457,000	BBB-	7.625% due 4/15/20	459,905
1,100,000	BBB-	5.125% due 3/15/21	1,134,579
		Ally Financial Inc.:
600,000	BBB-	Company Guaranteed Notes, 7.500% due 9/15/20	618,988
500,000	BBB-	Senior Unsecured Notes, 4.125% due 2/13/22	519,655
500,000	BBB-	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 5.500% due 1/15/23(b)	538,264
		BOC Aviation Ltd., Senior Unsecured Notes:
700,000	A-	3.000% due 3/30/20	700,585
1,000,000	A-	2.813% (3-Month USD-LIBOR + 1.050%) due 5/2/21(a)	1,005,620
1,000,000	A-	2.813% (3-Month USD-LIBOR + 1.050%) due 5/2/21(a)(b)	1,005,620
1,000,000	A-	3.000% due 5/23/22	1,022,362
500,000	A-	2.750% due 9/18/22	509,827
200,000	A-	2.750% due 9/18/22(b)	203,931
		International Lease Finance Corp., Senior Unsecured Notes:
700,000	BBB	8.250% due 12/15/20	733,735
1,300,000	BBB	8.625% due 1/15/22	1,451,093
800,000	BBB-	LeasePlan Corp. NV, Senior Unsecured Notes, 2.875% due 10/24/24(b)	823,579
500,000	Baa2(c)	Mirae Asset Daewoo Co., Ltd., Senior Unsecured Notes, 4.125% due 11/7/21	518,167
		Mitsubishi UFJ Lease & Finance Co., Ltd., Senior Unsecured Notes:
2,200,000	A-	2.500% due 3/9/20	2,200,432
500,000	A-	2.652% due 9/19/22(b)	510,126
		Navient Corp., Senior Unsecured Notes:
362,000	B+	8.000% due 3/25/20	363,888
700,000	B+	6.500% due 6/15/22	731,500
900,000	BBB+	Nomura Holdings Inc., Senior Unsecured Notes, 2.648% due 1/16/25	925,222

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Diversified Financial Services — 5.2% — (continued)
		ORIX Corp., Senior Unsecured Notes:
$3,300,000	A-	2.650% due 4/13/21	$3,335,541
200,000	A-	3.200% due 1/19/22	205,721
400,000	A-	2.900% due 7/18/22	411,777
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
600,000	BBB-	3.625% due 3/15/21(b)	605,617
1,300,000	BBB-	5.250% due 8/15/22(b)	1,384,255
400,000	BB-	Springleaf Finance Corp., Company Guaranteed Notes, 7.750% due 10/1/21	426,936

		Total Diversified Financial Services	26,896,034

Electric — 2.4%
700,000	A3(c)	Chugoku Electric Power Co., Inc. (The), Senior Secured Notes, 2.701% due 3/16/20	700,235
1,000,000	A+	CLP Power Hong Kong Financing Ltd., Company Guaranteed Notes, 4.750% due 3/19/20	1,001,384
1,600,000	BBB+	Duke Energy Corp., Senior Unsecured Notes, 2.204% (3-Month USD-LIBOR + 0.500%) due 5/14/21(a)(b)	1,606,551
300,000	BBB+	Exelon Generation Co. LLC, Senior Unsecured Notes, 4.000% due 10/1/20	302,579
400,000	BBB	Israel Electric Corp., Ltd., Senior Secured Notes, 6.875% due 6/21/23	457,074
2,474,000	A-	Mississippi Power Co., Senior Unsecured Notes, 2.597% (3-Month USD-LIBOR + 0.650%) due 3/27/20(a)	2,475,246
700,000	BBB+	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 2.163% (3-Month USD-LIBOR + 0.550%) due 8/28/21(a)	700,219
1,000,000	BBB	Pennsylvania Electric Co., Senior Unsecured Notes, 5.200% due 4/1/20	1,002,731
1,000,000	BBB+	PPL WEM Ltd./Western Power Distribution PLC, Senior Unsecured Notes, 5.375% due 5/1/21(b)	1,032,048
1,700,000	BBB+	Sempra Energy, Senior Unsecured Notes, 2.344% (3-Month USD-LIBOR + 0.450%) due 3/15/21(a)	1,704,291
1,500,000	BBB+	Southern Power Co., Senior Unsecured Notes, 2.458% (3-Month USD-LIBOR + 0.550%) due 12/20/20(a)(b)	1,500,714

		Total Electric	12,483,072

Electronics — 0.1%
300,000	BBB-	Arrow Electronics Inc., Senior Unsecured Notes, 3.500% due 4/1/22	310,502

Food — 0.9%
400,000	BBB-	Campbell Soup Co., Senior Unsecured Notes, 2.524% (3-Month USD-LIBOR + 0.630%) due 3/15/21(a)	400,436
		Conagra Brands Inc., Senior Unsecured Notes:
1,500,000	BBB-	2.378% (3-Month USD-LIBOR + 0.500%) due 10/9/20(a)	1,501,584
300,000	BBB-	3.800% due 10/22/21	311,984
200,000	Baa2(c)	Grupo Bimbo SAB de CV, Company Guaranteed Notes, 4.875% due 6/30/20	202,115
		Kraft Heinz Foods Co., Company Guaranteed Notes:
1,500,000	BB+	2.304% (3-Month USD-LIBOR + 0.570%) due 2/10/21(a)	1,493,655
200,000	BB+	3.375% due 6/15/21	202,163
300,000	BB+	2.554% (3-Month USD-LIBOR + 0.820%) due 8/10/22(a)	298,648

		Total Food	4,410,585

Gas — 0.3%
600,000	BBB	Centrica PLC, Senior Unsecured Notes, 2.947% (3-Month USD-LIBOR + 1.000%) due 9/25/20(a)	600,586
950,000	BB+	WGL Holdings Inc., Senior Unsecured Notes, 2.437% (3-Month USD-LIBOR + 0.550%) due 3/12/20(a)	950,072

		Total Gas	1,550,658

Healthcare — Products — 0.2%
900,000	BBB	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 2.653% (3-Month USD-LIBOR + 0.750%) due 3/19/21(a)	900,179

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Healthcare — Services — 0.2%
$1,200,000	A-	Cigna Holding Co., Company Guaranteed Notes, 5.125% due 6/15/20	$1,211,846

Holding Companies — Diversified — 0.1%
500,000	A	Hutchison Whampoa International 11 Ltd., Company Guaranteed Notes, 4.625% due 1/13/22	526,317

Household Products/Wares — 0.2%
900,000	A-	Reckitt Benckiser Treasury Services PLC, Company Guaranteed Notes, 2.495% (3-Month USD-LIBOR + 0.560%) due 6/24/22(a)(b)	902,063

Insurance — 1.0%
500,000	BBB+	American International Group Inc., Senior Unsecured Notes, 3.300% due 3/1/21	507,223
183,000	BBB	Assurant Inc., Senior Unsecured Notes, 3.197% (3-Month USD-LIBOR + 1.250%) due 3/26/21(a)	183,023
		Athene Global Funding, Secured Notes:
1,500,000	A	2.750% due 4/20/20(b)	1,502,037
2,800,000	A	3.138% (3-Month USD-LIBOR + 1.230%) due 7/1/22(a)(b)	2,851,679

		Total Insurance	5,043,962

Lodging — 0.2%
600,000	BBB-	Las Vegas Sands Corp., Senior Unsecured Notes, 3.500% due 8/18/26	627,545
400,000	BBB	Marriott International Inc., Senior Unsecured Notes, 2.535% (3-Month USD-LIBOR + 0.650%) due 3/8/21(a)	402,048

		Total Lodging	1,029,593

Machinery — Diversified — 0.4%
700,000	BBB	CNH Industrial Capital LLC, Company Guaranteed Notes, 3.875% due 10/15/21	726,593
1,200,000	BBB	Westinghouse Air Brake Technologies Corp., Company Guaranteed Notes, 3.194% (3-Month USD-LIBOR + 1.300%) due 9/15/21(a)	1,200,379

		Total Machinery — Diversified	1,926,972

Media — 1.1%
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
4,018,000	BBB-	3.579% due 7/23/20	4,040,606
1,000,000	BBB-	4.464% due 7/23/22	1,060,418
700,000	BBB-	3.413% (3-Month USD-LIBOR + 1.650%) due 2/1/24(a)	722,834

		Total Media	5,823,858

Mining — 0.1%
300,000	Baa1(c)	Minmetals Bounteous Finance BVI Ltd., Company Guaranteed Notes, 3.500% due 7/30/20	302,077

Miscellaneous Manufacturers — 0.4%
1,200,000	BBB+	General Electric Co., Senior Unsecured Notes, 2.371% (3-Month USD-LIBOR + 0.410%) due 3/28/20(a)	1,199,248
700,000	BBB	Textron Inc., Senior Unsecured Notes, 2.284% (3-Month USD-LIBOR + 0.550%) due 11/10/20(a)	700,040

		Total Miscellaneous Manufacturers	1,899,288

Oil & Gas — 2.8%
1,300,000	A-	BP Capital Markets America Inc., Company Guaranteed Notes, 2.553% (3-Month USD-LIBOR + 0.650%) due 9/19/22(a)	1,309,613
2,800,000	A+	CNOOC Finance 2015 Australia Pty Ltd., Company Guaranteed Notes, 2.625% due 5/5/20	2,805,474
4,855,000	BBB	Occidental Petroleum Corp., Senior Unsecured Notes, 3.142% (3-Month USD-LIBOR + 1.450%) due 8/15/22(a)	4,873,022
2,000,000	BBB+	Phillips 66, Company Guaranteed Notes, 2.581% (3-Month USD-LIBOR + 0.750%) due 4/15/20(a)(b)	2,000,861
2,250,000	A+	Sinopec Group Overseas Development 2015 Ltd., Company Guaranteed Notes, 2.500% due 4/28/20	2,250,464

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

Oil & Gas — 2.8% — (continued)
$1,200,000	A+	Sinopec Group Overseas Development 2017 Ltd., Company Guaranteed Notes, 2.250% due 9/13/20	$1,203,720

		Total Oil & Gas	14,443,154

Pharmaceuticals — 1.1%
		Allergan Funding SCS, Company Guaranteed Notes:
1,300,000	BBB	3.000% due 3/12/20	1,300,375
1,500,000	BBB	3.142% (3-Month USD-LIBOR + 1.255%) due 3/12/20(a)	1,500,461
600,000	BBB	Bayer US Finance II LLC, Company Guaranteed Notes, 2.577% (3-Month USD-LIBOR + 0.630%) due 6/25/21(a)(b)	601,372
400,000	A-	Cigna Corp., Company Guaranteed Notes, 2.550% (3-Month USD-LIBOR + 0.650%) due 9/17/21(a)	400,113
1,400,000	BBB	CVS Health Corp., Senior Unsecured Notes, 2.605% (3-Month USD-LIBOR + 0.720%) due 3/9/21(a)	1,404,082
		Mylan NV, Company Guaranteed Notes:
138,000	BBB-	3.750% due 12/15/20	140,235
200,000	BBB-	3.150% due 6/15/21	203,233
234,000	BB	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes, 2.200% due 7/21/21	227,429

		Total Pharmaceuticals	5,777,300

Pipelines — 1.3%
3,400,000	BBB+	Enbridge Inc., Company Guaranteed Notes, 2.195% (3-Month USD-LIBOR + 0.500%) due 2/18/22(a)	3,402,278
1,600,000	BBB-	Rockies Express Pipeline LLC, Senior Unsecured Notes, 5.625% due 4/15/20(b)	1,604,960
1,300,000	BBB-	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.625% due 2/1/21	1,330,366
200,000	BBB+	Spectra Energy Partners LP, Company Guaranteed Notes, 2.592% (3-Month USD-LIBOR + 0.700%) due 6/5/20(a)	200,277

		Total Pipelines	6,537,881

Real Estate — 0.4%
1,200,000	AA-	Qatari Diar Finance QSC, Govt Guaranteed, 5.000% due 7/21/20	1,215,758
1,000,000	A-	Sinochem Overseas Capital Co., Ltd., Company Guaranteed Notes, 4.500% due 11/12/20	1,018,455

		Total Real Estate	2,234,213

Semiconductors — 0.9%
500,000	BBB-	Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 3.000% due 1/15/22	509,814
		Broadcom Inc., Company Guaranteed Notes:
1,690,000	BBB-	3.125% due 4/15/21(b)	1,716,490
1,000,000	BBB-	3.125% due 10/15/22(b)	1,034,141
		NXP BV/NXP Funding LLC, Company Guaranteed Notes:
200,000	BBB	4.125% due 6/1/21(b)	205,659
600,000	BBB	4.625% due 6/15/22(b)	638,716
300,000	BBB	3.875% due 9/1/22(b)	314,881

		Total Semiconductors	4,419,701

Telecommunications — 1.4%
4,000,000	BBB	AT&T Inc., Senior Unsecured Notes, 3.067% (3-Month USD-LIBOR + 1.180%) due 6/12/24(a)	4,049,615
400,000	B	Sprint Corp., Company Guaranteed Notes, 7.250% due 9/15/21	425,268
		Verizon Communications Inc., Senior Unsecured Notes:
700,000	BBB+	2.894% (3-Month USD-LIBOR + 1.000%) due 3/16/22(a)	709,365
1,800,000	BBB+	2.792% (3-Month USD-LIBOR + 1.100%) due 5/15/25(a)	1,840,942

		Total Telecommunications	7,025,190

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Transportation — 0.1%
$600,000		BBB-	Pacific National Finance Pty Ltd., Company Guaranteed Notes, 4.625% due 9/23/20(b)	$608,975

Trucking & Leasing — 1.6%
			Aviation Capital Group LLC, Senior Unsecured Notes:
500,000		BBB-	2.530% (3-Month USD-LIBOR + 0.950%) due 6/1/21(a)(b)	503,303
2,000,000		BBB-	2.440% (3-Month USD-LIBOR + 0.670%) due 7/30/21(a)(b)	2,007,723
1,200,000		BBB-	2.875% due 1/20/22(b)	1,222,738
100,000		BB+	DAE Funding LLC, Company Guaranteed Notes, 4.000% due 8/1/20(b)	100,414
800,000		BBB	GATX Corp., Senior Unsecured Notes, 2.461% (3-Month USD-LIBOR + 0.720%) due 11/5/21(a)	805,325
2,400,000		AA-	NTT Finance Corp., Senior Unsecured Notes, 2.491% (3-Month USD-LIBOR + 0.530%) due 6/29/20(a)	2,403,583
200,000		BBB	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 3.200% due 7/15/20(b)	200,955
700,000		A-	SMBC Aviation Capital Finance DAC, Company Guaranteed Notes, 3.550% due 4/15/24(b)	748,995

			Total Trucking & Leasing	7,993,036

			TOTAL CORPORATE BONDS & NOTES (Cost — $261,498,830)	263,267,425

COLLATERALIZED MORTGAGE OBLIGATIONS — 20.9%
584,880		BB-	ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1, 2.407% (1-Month USD-LIBOR + 0.780%) due 4/25/34(a)	580,153
400,000	EUR	Aaa(c)	Arbour CLO IV DAC, Series 2004-A, Class A2R, 0.870% (3-Month EURIBOR + 0.870%) due 1/15/30(a)(b)	441,580
500,000		AAA	Atlas Senior Loan Fund IX Ltd., Series 2018-9A, Class A, 2.689% (3-Month USD-LIBOR + 0.870%) due 4/20/28(a)(b)	499,515
700,000		AAA	Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class A, 2.609% (1-Month USD-LIBOR + 0.950%) due 6/15/35(a)(b)	700,175
233,673		AAA	B&M CLO Ltd., Series 2014-1A, Class A1R, 2.573% (3-Month USD-LIBOR + 0.730%) due 4/16/26(a)(b)	233,755
			BAMLL Commercial Mortgage Securities Trust:
500,000		AAA	Series 2019-AHT, Class A, 2.859% (1-Month USD-LIBOR + 1.200%) due 3/15/34(a)(b)	501,991
400,000		Aaa(c)	Series 2019-RLJ, Class A, 2.709% (1-Month USD-LIBOR + 1.050%) due 4/15/36(a)(b)	400,399
			Bancorp Commercial Mortgage Trust:
732,823		Aaa(c)	Series 2018-CRE4, Class A, 2.559% (1-Month USD-LIBOR + 0.900%) due 9/15/35(a)(b)	732,497
695,557		Aaa(c)	Series 2019-CRE6, Class A, 2.709% (1-Month USD-LIBOR + 1.050%) due 9/15/36(a)(b)	695,915
			Bayview Opportunity Master Fund IVa Trust:
53,042		NR	Series 2019-RN2, Class A1, step bond to yield, 3.967% due 3/28/34(b)	53,220
142,059		NR	Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(b)	142,273
145,864		AA+	Bear Stearns ALT-A Trust, Series 2004-10, Class 2A1, 2.287% (1-Month USD-LIBOR + 0.660%) due 9/25/34(a)	145,759
764,415		BBB-	Bear Stearns Asset Backed Securities I Trust, Series 2005-CL1, Class A2, 1.615% (1-Month USD-LIBOR + 0.500%) due 9/25/34(a)	744,637
1,399,632		B3(c)	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M2, 2.977% (1-Month USD-LIBOR + 1.350%) due 1/25/36(a)(b)	1,403,979
456,313		Aaa(c)	Brass NO 8 PLC, Series 8A, Class A1, 2.392% (3-Month USD-LIBOR + 0.700%) due 11/16/66(a)(b)	456,708
1,000,000	GBP	Aaa(c)	Canterbury Finance No 1 PLC, Series 1, Class A2, 2.061% (Sterling Overnight Index Average + 1.350%) due 5/16/56(a)	1,302,125
386,380		AAA	Cent CLO 19 Ltd., Series 2013-19A, Class A1A, 3.105% (3-Month USD-LIBOR + 1.330%) due 10/29/25(a)(b)	386,630
			Citigroup Mortgage Loan Trust:
661,799		NR	Series 2019-B, Class A1, 3.258% due 4/25/66(a)(b)	664,286
288,615		NR	Series 2019-C, Class A1, step bond to yield, 3.228% due 9/25/59(b)	291,592
719,639	CAD	Aaa(c)	CNH Capital Canada Receivables Trust, Series 2019-1A, Class A1, 2.103% due 2/15/22(b)	536,539

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 20.9% — (continued)
$31,518		Aaa(c)	COMM Mortgage Trust, Series 2013-CR6, Class A3FL, 2.288% (1-Month USD-LIBOR + 0.630%) due 3/10/46(a)(b)	$31,479
469,765		NR	Credit Suisse Mortgage Capital Certificates, Series 2019-RPL4, Class A1, 3.552% due 8/26/58(b)	475,637
			CSMC Trust:
290,065		NR	Series 2019-RPL8, Class A1, 3.322% due 10/25/58(a)(b)	294,674
988,715		NR	Series 2019-RPL9, Class A1, 3.319% due 10/27/59(a)(b)	1,002,602
419,991		B-	CWABS Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M1, 2.482% (1-Month USD-LIBOR + 0.855%) due 8/25/34(a)	415,963
500,000		AAA	Dorchester Park CLO DAC, Series 2015-1A, Class AR, 2.719% (3-Month USD-LIBOR + 0.900%) due 4/20/28(a)(b)	499,250
500,000	EUR	AAA	Dryden 46 Euro CLO 2016 BV, Series 2016-46A, Class A1R, 0.880% (3-Month EURIBOR + 0.880%) due 1/15/30(a)(b)	552,320
			Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
1,348,550		NR	Series 4344, Class FA, 2.231% (1-Month USD-LIBOR + 0.450%) due 12/15/37(a)	1,345,019
1,886,604		NR	Series 4351, Class FA, 2.231% (1-Month USD-LIBOR + 0.450%) due 5/15/38(a)	1,873,633
3,275,819		NR	Series 4906, Class WF, 2.181% (1-Month USD-LIBOR + 0.400%) due 12/15/38(a)	3,268,490
1,682,714		NR	Series 4950, Class A, 2.500% due 6/25/34	1,704,589
1,982,878		NR	Federal National Mortgage Association (FNMA), REMICS, Series 2017-108, Class AF, 1.927% (1-Month USD-LIBOR + 0.300%) due 1/25/48(a)	1,967,448
337,271		AAA	Figueroa CLO Ltd., Series 2013-2A, Class A1RR, 2.758% (3-Month USD-LIBOR + 0.850%) due 6/20/27(a)(b)	337,728
225,141		BBB+	Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 2.452% (1-Month USD-LIBOR + 0.825%) due 8/25/34(a)	225,758
2,500,000	GBP	AAA(i)	Finsbury Square PLC, Series 2020-1A, Class A, zero coupon, (Sterling Overnight Index Average + 0.800%) due 3/16/70(a)(b)	3,210,249
1,394,408	GBP	AAA(i)	Finsbury Square PLC, Series 2019-1, Class A, 1.751% (3-Month GBP-LIBOR + 0.970%) due 6/16/69(a)	1,795,625
88,249		AAA	FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2, 2.047% (1-Month USD-LIBOR + 0.400%) due 8/19/34(a)	88,207
			Ford Credit Floorplan Master Owner Trust A:
1,200,000		AAA	Series 2018-3, Class A2, 2.058% (1-Month USD-LIBOR + 0.400%) due 10/15/23(a)	1,202,429
700,000		AAA	Series 2019-3, Class A2, 2.258% (1-Month USD-LIBOR + 0.600%) due 9/15/24(a)	703,497
469,216		B	Fremont Home Loan Trust, Series 2005-A, Class M3, 2.362% (1-Month USD-LIBOR + 0.735%) due 1/25/35(a)	469,009
			GMF Floorplan Owner Revolving Trust:
2,000,000		Aaa(c)	Series 2017-2, Class A2, 2.088% (1-Month USD-LIBOR + 0.430%) due 7/15/22(a)(b)	2,001,754
500,000		AAA	Series 2018-3, Class A, 1.978% (1-Month USD-LIBOR + 0.320%) due 9/15/22(a)(b)	500,439
1,600,000		AAA	Series 2018-4, Class A1, 3.500% due 9/15/23(b)	1,654,869
1,200,000		AAA	GoldentTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class AR, (0.950% — 3-Month USD-LIBOR) due 4/20/29(b)	1,201,280
525,116		Aaa(c)	Gosforth Funding PLC, Series 2017-1A, Class A1A, 2.373% (3-Month USD-LIBOR + 0.470%) due 12/19/59(a)(b)	525,738
			Government National Mortgage Association (GNMA):
2,238,211		NR	Series 2016-H06, Class FD, 2.654% (1-Month USD-LIBOR + 0.920%) due 7/20/65(a)	2,265,461
162,889		NR	Series 2016-H11, Class F, 2.534% (1-Month USD-LIBOR + 0.800%) due 5/20/66(a)	164,274
1,874,918		NR	Series 2017-H15, Class FE, 3.310% (1-Year USD-LIBOR + 0.800%) due 7/20/67(a)	1,917,916
2,500,000		NR	Series 2020-17, Class EU, 2.500% due 10/20/49(h)	2,556,745
1,200,000		NR	Series 2020-21, Class AC, 2.500% due 1/20/49(h)	1,226,788
1,000,000		Aaa(c)	Greystone CRE Notes Ltd., Series 2019-FL2, Class A, 2.838% (1-Month USD-LIBOR + 1.180%) due 9/15/37(a)(b)	1,003,090
394,802		Aaa(c)	GS Mortgage Securities Trust, Series 2014-GC18, Class AAB, 3.648% due 1/10/47	409,998
3,697,120	GBP	AAA	Hawksmoor Mortgages, Series 2019-1A, Class A, 1.761% (3-Month Sterling Overnight Index Average + 1.050%) due 5/25/53(a)(b)(g)	4,771,053

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 20.9% — (continued)
$514,286		AAA	Holmes Master Issuer PLC, Series 2018-1A, Class A2, 2.191% (3-Month USD-LIBOR + 0.360%) due 10/15/54(a)(b)	$514,326
146,880		B	Impac CMB Trust, Series 2004-10, Class 1A1, 2.267% (1-Month USD-LIBOR + 0.640%) due 3/25/35(a)	145,250
			JP Morgan Chase Commercial Mortgage Securities Trust:
430,698		AAA(i)	Series 2018-LAQ, Class A, 2.659% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(b)	430,936
500,000		A-	Series 2019-FL12, Class A, 3.108% (1-Month USD-LIBOR + 1.450%) due 12/15/31(a)(b)	500,030
2,000,000	EUR	AAA	Jubilee CLO 2015-XVI BV, Series 2015-16A, Class A1R, 0.490% (3-Month EURIBOR + 0.800%) due 12/15/29(a)(b)	2,206,259
820,000		AAA	Lanark Master Issuer PLC, Series 2019-1A, Class 1A1, 2.453% (3-Month USD-LIBOR + 0.770%) due 12/22/69(a)(b)	823,225
			Legacy Mortgage Asset Trust:
451,595		NR	Series 2019-GS3, Class A1, step bond to yield, 3.750% due 4/25/59(b)	460,117
286,961		NR	Series 2019-GS6, Class A1, step bond to yield, 3.000% due 6/25/59(b)	288,767
387,354	GBP	Aaa(c)	London Wall Mortgage Capital PLC, Series 2017-FL1, Class A, 1.609% (3-Month GBP-LIBOR + 0.850%) due 11/15/49(a)	498,923
724,285		AAA	Madison Park Funding XVI Ltd., Series 2015-16A, Class A1R, 3.149% (3-Month USD-LIBOR + 1.330%) due 4/20/26(a)(b)	724,932
987,372		AAA	Marathon CLO V Ltd., Series 2013-5A, Class A1R, 2.566% (3-Month USD-LIBOR + 0.870%) due 11/21/27(a)(b)	987,120
247,991		A	Mastr Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 2.327% (1-Month USD-LIBOR + 0.700%) due 9/25/34(a)	244,564
2,900,000		Aaa(c)	MF1 Ltd., Series 2019-FL2, Class A, 2.757% (1-Month USD-LIBOR + 1.130%) due 12/25/34(a)(b)	2,914,321
1,411,635		Aaa(c)	Mill City Mortgage Loan Trust, Series 2019-GS2, Class A1, 2.750% due 8/25/59(a)(b)	1,454,824
218,172		Aaa(c)	MMAF Equipment Finance LLC, Series 2018-A, Class A2, 2.920% due 7/12/21(b)	218,710
300,000		Aaa(c)	Monarch Grove CLO, Series 2018-1A, Class A1, 2.674% (3-Month USD-LIBOR + 0.880%) due 1/25/28(a)(b)	299,698
631,328		B-	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 2.527% (1-Month USD-LIBOR + 0.900%) due 5/25/34(a)(j)	636,318
629,196		AAA	Motel 6 Trust, Series 2017-MTL6, Class A, 2.579% (1-Month USD-LIBOR + 0.920%) due 8/15/34(a)(b)	629,961
800,000		AAAe(i)	Mountain View CLO 2017-1 LLC, Series 2017-1A, Class AR, zero coupon, (3-Month EURIBOR + 1.090%) due 10/16/29(a)(b)	800,000
1,901,121		AAA	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 2.668% (3-Month USD-LIBOR + 0.820%) due 10/13/27(a)(b)	1,901,201
			New Residential Mortgage Loan Trust:
379,465		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(b)	405,334
2,960,791		Aaa(c)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(b)	3,047,525
2,772,617		Aaa(c)	Series 2020-RPL1, Class A1, 2.750% due 11/25/59(a)(b)	2,866,960
400,000		BBB-	NovaStar Mortgage Funding Trust, Series 2005-4, Class M1, 2.287% (1-Month USD-LIBOR + 0.660%) due 1/25/36(a)	399,323
			OCP CLO Ltd.:
945,036		AAA	Series 2015-9A, Class A1R, 2.631% (3-Month USD-LIBOR + 0.800%) due 7/15/27(a)(b)	945,007
821,962		AAA	Series 2015-10A, Class A1R, 2.614% (3-Month USD-LIBOR + 0.820%) due 10/26/27(a)(b)	821,796
574,032		AAA(i)	Palmer Square CLO Ltd., Series 2018-3A, Class A1, 2.542% (3-Month USD-LIBOR + 0.850%) due 8/15/26(a)(b)	574,123
539,811		AA+	Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class A-3, 1.924% (3-Month USD-LIBOR + 0.130%) due 10/25/36(a)	533,565
2,550,000		AAA	Permanent Master Issuer PLC, Series 2018-1A, Class 1A1, 2.366% (3-Month USD-LIBOR + 0.380%) due 7/15/58(a)(b)	2,551,298
1,200,000		AAA	PFS Financing Corp., Series 2019-A, Class A1, 2.208% (1-Month USD-LIBOR + 0.550%) due 4/15/24(a)(b)	1,204,419
339,577	GBP	AAA	Residential Mortgage Securities 31 PLC, Series 2031, Class A, 1.976% (3-Month GBP-LIBOR + 1.200%) due 9/20/65(a)	438,689

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 20.9% — (continued)
846,580	GBP	AAA	Ripon Mortgages PLC, Series 1X, Class A1, 1.551% (3-Month GBP-LIBOR + 0.800%) due 8/20/56(a)	$1,089,224
			Silverstone Master Issuer PLC:
$172,000		AAA	Series 2019-1A, Class 1A, 2.389% (3-Month USD-LIBOR + 0.570%) due 1/21/70(a)(b)	172,304
664,000	GBP	AAA	Series 2019-1A, Class 2A, 1.460% (Sterling Overnight Index Average + 0.750%) due 1/21/70(a)(b)	856,341
			Sofi Consumer Loan Program LLC:
38,595		AA	Series 2017-3, Class A, 2.770% due 5/25/26(b)	38,887
84,255		(P)AA	Series 2017-4, Class A, 2.500% due 5/26/26(b)	84,692
2,000,000		Aaa(c)	Sound Point CLO X Ltd., Series 2015-3A, Class AR, 2.709% (3-Month USD-LIBOR + 0.890%) due 1/20/28(a)(b)	2,000,790
2,000,000		Aaa(c)	Sound Point CLO XIV Ltd., Series 2016-3A, Class AR, 2.956% (3-Month USD-LIBOR + 1.150%) due 1/23/29(a)(b)	2,000,152
1,304,725		BBB+	Soundview Home Loan Trust, Series 2005-OPT1, Class M2, 2.302% (1-Month USD-LIBOR + 0.675%) due 6/25/35(a)	1,304,164
967,748		NR	SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.200% due 5/27/36(b)	991,613
255,039		NR	Stanwich Mortgage Loan Co. LLC, Series 2019-NPB1, Class A1, step bond to yield, 3.375% due 8/15/24(b)	256,968
1,215,120		AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 2.420% (1-Month USD-LIBOR + 0.750%) due 11/11/34(a)(b)	1,214,276
587,259		AAA	THL Credit Wind River CLO Ltd., Series 2012-1A, Class AR2, 2.711% (3-Month USD-LIBOR + 0.880%) due 1/15/26(a)(b)	587,497
1,161,012	GBP	AAA	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, 1.611% (Sterling Overnight Index Average + 0.900%) due 7/20/45(a)(b)	1,492,052
			Towd Point Mortgage Trust:
874,404		Aaa(c)	Series 2017-5, Class A1, 2.227% (1-Month USD-LIBOR + 0.600%) due 2/25/57(a)(b)	875,450
655,266		Aaa(c)	Series 2019-HY2, Class A1, 2.627% (1-Month USD-LIBOR + 1.000%) due 5/25/58(a)(b)	660,669
724,548		Aaa(c)	Series 2019-HY3, Class A1A, 2.627% (1-Month USD-LIBOR + 1.000%) due 10/25/59(a)(b)	730,628
184,564	GBP	AAA	Trinity Square PLC, Series 2015-1X, Class A, 1.875% (3-Month GBP-LIBOR + 1.150%) due 7/15/51(a)	238,212
55,396		NR	Upstart Securitization Trust, Series 2019-1, Class A, 3.450% due 4/20/26(b)	55,544
1,800,000		Aaa(c)	Venture XVI CLO Ltd., Series 2014-16A, Class ARR, 2.681% (3-Month USD-LIBOR + 0.850%) due 1/15/28(a)(b)	1,798,402
800,000		Aaa(c)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 2.711% (3-Month USD-LIBOR + 0.880%) due 4/15/27(a)(b)	799,654
124,243		Aaa(c)	Voya CLO Ltd., Series 2014-3A, Class A1R, 2.514% (3-Month USD-LIBOR + 0.720%) due 7/25/26(a)(b)	124,233
805,208		AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 1.917% (1-Month USD-LIBOR + 0.290%) due 10/25/45(a)	803,905
957,672	GBP	AAA	Warwick Finance Residential Mortgages No One PLC, Series 1, Class A, 1.800% (3-Month GBP-LIBOR + 1.000%) due 9/21/49(a)	1,230,566
			Wells Fargo Commercial Mortgage Trust:
500,000		AAA	Series 2017-HSDB, Class A, 2.503% (1-Month USD-LIBOR + 0.850%) due 12/13/31(a)(b)	499,057
1,393,121		AAA(i)	Series 2018-BXI, Class A, 2.390% (1-Month USD-LIBOR + 0.731%) due 12/15/36(a)(b)	1,392,392
			WFRBS Commercial Mortgage Trust:
1,500,000		Aaa(c)	Series 2012-C7, Class AFL, 2.858% (1-Month USD-LIBOR + 1.200%) due 6/15/45(a)(b)	1,509,963
829,131		Aaa(c)	Series 2012-C10, Class AFL, 2.448% (1-Month USD-LIBOR + 0.790%) due 12/15/45(a)(b)	833,404

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $106,323,719)	106,685,299

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value

MORTGAGE-BACKED SECURITIES — 10.7%

FNMA — 10.7%
		Federal National Mortgage Association (FNMA):
$9,548,330		4.000% due 11/1/48 — 12/1/48	$10,071,636
11,025,666		3.000% due 9/1/49 — 2/1/50	11,370,841
31,800,000		4.000% due 3/1/50 — 4/1/50(k)	33,490,955

		TOTAL FNMA	54,933,432

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $54,173,563)	54,933,432

U.S. GOVERNMENT AGENCIES & OBLIGATIONS — 8.5%

U.S. GOVERNMENT AGENCIES — 3.0%
5,000,000	AA+	Federal Home Loan Bank (FHLB), 2.000% due 2/20/25	5,005,365
10,000,000	Aaa(c)	Federal Home Loan Mortgage Corp. (FHLMC), 1.970% due 2/6/25	10,009,581

		TOTAL U.S. GOVERNMENT AGENCIES	15,014,946

U.S. GOVERNMENT OBLIGATIONS — 5.5%
		U.S. Treasury Inflation Indexed Notes:
3,254,850		0.250% due 1/15/25	3,358,737
6,068,272		0.375% due 7/15/25	6,341,811
16,993,918		0.750% due 7/15/28	18,587,955

		TOTAL U.S. GOVERNMENT OBLIGATIONS	28,288,503

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost — $41,177,543)	43,303,449

ASSET-BACKED SECURITIES — 5.8%

Automobiles — 0.3%
728,112	Aaa(c)	Hertz Fleet Lease Funding LP, Series 2018-1, Class A2, 3.230% due 5/10/32(b)	733,772
107,175	Aaa(c)	OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A2A, 3.150% due 8/10/21(b)	107,343
20,766	Aaa(c)	OSCAR US Funding Trust VIII LLC, Series 2018-1A, Class A2A, 2.910% due 4/12/21(b)	20,766
327,905	Aaa(c)	OSCAR US Funding X LLC, Series 2019-1A, Class A2, 3.100% due 4/11/22(b)	329,527
125,309	AAA	Securitized Term Auto Receivables Trust, Series 2018-2A, Class A2A, 3.060% due 2/25/21(b)	125,495

		Total Automobiles	1,316,903

Credit Cards — 2.2%
1,300,000	Aaa(c)	CARDS II Trust, Series 2018-1A, Class A, 2.008% (1-Month USD-LIBOR + 0.350%) due 4/17/23(a)(b)	1,300,248
3,000,000	(P)AAA	Evergreen Credit Card Trust, Series 2019-1, Class A, 2.138% (1-Month USD-LIBOR + 0.480%) due 1/15/23(a)(b)	3,006,854
1,018,102	NR	LP Credit Card ABS Master Trust, Series 2018-1, Class A, 3.189% (1-Month USD-LIBOR + 1.550%) due 8/20/24(a)(b)	1,003,428
3,000,000	Aaa(c)	Master Credit Card Trust II, Series 2018-1A, Class A, 2.129% (1-Month USD-LIBOR + 0.490%) due 7/21/24(a)(b)	3,003,864
2,000,000	AAA	Penarth Master Issuer PLC, Series 2019-1A, Class A1, 2.199% (1-Month USD-LIBOR + 0.540%) due 7/18/23(a)(b)	2,002,482
800,000	AAA	Trillium Credit Card Trust II, Series 2019-1A, Class A, 2.096% (1-Month USD-LIBOR + 0.480%) due 1/26/24(a)(b)	802,223

		Total Credit Cards	11,119,099

Student Loans — 3.3%
		ECMC Group Student Loan Trust:
672,276	Aaa(c)	Series 2017-2A, Class A, 2.677% (1-Month USD-LIBOR + 1.050%) due 5/25/67(a)(b)	678,352
564,585	Aaa(c)	Series 2018-1A, Class A, 2.377% (1-Month USD-LIBOR + 0.750%) due 2/27/68(a)(b)	558,266
959,481	Aaa(c)	Series 2019-1A, Class A1B, 2.627% (1-Month USD-LIBOR + 1.000%) due 7/25/69(a)(b)	958,941
215,516	AAA	EFS Volunteer LLC, Series 2010-1, Class A2, 2.644% (3-Month USD-LIBOR + 0.850%) due 10/25/35(a)(b)	213,842
91,412	Aaa(c)	Navient Private Education Loan Trust, Series 2015-AA, Class A2A, 2.650% due 12/15/28(b)	92,940

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

Student Loans — 3.3% — (continued)
			Navient Private Education Refi Loan Trust:
$269,512		AAA	Series 2019-A, Class A1, 3.030% due 1/15/43(b)	$271,507
1,200,000		AAA	Series 2020-A, Class A1, 2.334% (1-Month USD-LIBOR + 0.350%) due 11/15/68(a)(b)	1,201,212
			Navient Student Loan Trust:
1,207,563		AAA	Series 2018-1A, Class A2, 1.977% (1-Month USD-LIBOR + 0.350%) due 3/25/67(a)(b)	1,206,464
2,297,168		AAA	Series 2018-2A, Class A2, 2.007% (1-Month USD-LIBOR + 0.380%) due 3/25/67(a)(b)	2,297,278
			Nelnet Student Loan Trust:
1,148,128		AA+	Series 2017-3A, Class A, 2.477% (1-Month USD-LIBOR + 0.850%) due 2/25/66(a)(b)	1,146,860
1,437,564		AA+	Series 2019-2A, Class A, 2.527% (1-Month USD-LIBOR + 0.900%) due 6/27/67(a)(b)	1,450,957
1,239,935		AA+	Series 2019-3A, Class A, 2.427% (1-Month USD-LIBOR + 0.800%) due 8/25/67(a)(b)	1,233,093
			SLC Student Loan Trust:
900,428		AAA	Series 2006-1, Class A5, 2.004% (3-Month USD-LIBOR + 0.110%) due 3/15/27(a)	897,449
617,324		AAA	Series 2007-1, Class A4, 1.752% (3-Month USD-LIBOR + 0.060%) due 5/15/29(a)	605,487
			SLM Student Loan Trust:
215,740		AAA	Series 2003-10A, Class A3, 2.364% (3-Month USD-LIBOR + 0.470%) due 12/15/27(a)(b)	215,827
993,412		AAA	Series 2005-5, Class A4, 1.934% (3-Month USD-LIBOR + 0.140%) due 10/25/28(a)	987,937
521,593		B	Series 2008-5, Class A4, 3.494% (3-Month USD-LIBOR + 1.700%) due 7/25/23(a)	525,885
750,793		B	Series 2008-7, Class A4, 2.694% (3-Month USD-LIBOR + 0.900%) due 7/25/23(a)	743,535
119,474		B	Series 2008-8, Class A4, 3.294% (3-Month USD-LIBOR + 1.500%) due 4/25/23(a)	120,195
777,795		AAA	SMB Private Education Loan Trust, Series 2015-B, Class A2B, 2.858% (1-Month USD-LIBOR + 1.200%) due 7/15/27(a)(b)	781,895
466,941		AAA	Sofi Professional Loan Program LLC, Series 2018-A, Class A2A, 2.390% due 2/25/42(b)	468,249
820,408		AA+	Utah State Board of Regents, Series 2017-1, Class A, 2.377% (1-Month USD-LIBOR + 0.750%) due 1/25/57(a)	814,895

			Total Student Loans	17,471,066

			TOTAL ASSET-BACKED SECURITIES (Cost — $29,914,241)	29,907,068

SOVEREIGN BONDS — 2.5%

India — 0.9%
			Export-Import Bank of India:
2,500,000		BBB-	2.750% due 4/1/20	2,503,717
1,900,000		Baa2(c)	2.696% (3-Month USD-LIBOR + 1.000%) due 8/21/22(a)	1,905,111

			Total India	4,408,828

Mexico — 1.6%
160,580,000	MXN	A-	Mexican Bonos, 7.250% due 12/9/21	8,255,416

			TOTAL SOVEREIGN BONDS (Cost — $12,834,676)	12,664,244

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost — $505,922,572)	510,760,917

SHORT-TERM INVESTMENTS- 40.1%

COMMERCIAL PAPERS — 1.2%
2,000,000			Arrow Electronics Inc., 1.954% due 3/9/20(l)	1,999,133
1,700,000			Broadcom Inc., 2.044% due 3/17/20(l)	1,698,459
1,100,000			Sempra Energy, 1.858% due 4/22/20(l)	1,097,060
1,200,000			Syngenta Wilmington Inc., 2.267% due 6/5/20(l)	1,192,800

			TOTAL COMMERCIAL PAPERS (Cost — $5,987,452)	5,987,452

REPURCHASE AGREEMENT — 1.0%
5,200,000			Merril Lynch & Co., Inc. repurchase agreement dated 2/28/20, 1.640% due 3/2/20, Proceeds at maturity — $5,200,237; (Fully collateralized by GNMA II P#MA5763 4.000% 02/20/49; Market Valued — $0)
			(Cost — $5,200,000)	5,200,000

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value

TIME DEPOSITS — 0.3%
365,293	AUD		ANZ National Bank — Hong Kong, 0.310% due 3/2/20	$237,860
			BBH — Grand Cayman:
2,606	DKK		(0.950)% due 3/2/20	385
772	EUR		(0.680)% due 3/2/20	852
83,553	JPY		(0.260)% due 3/2/20	775
6,080	NZD		0.700% due 3/2/20	3,801
596,628	CAD		0.820% due 3/2/20	444,515
182,891	GBP		Citibank — London, 0.330% due 3/2/20	234,447
$649,090			Citibank — New York, 0.950% due 3/2/20	649,090

			TOTAL TIME DEPOSITS (Cost — $1,571,725)	1,571,725

U.S. GOVERNMENT OBLIGATIONS — 37.6%

			U.S. Treasury Bills:
180,000,000			1.532% due 3/31/20(l)	179,785,800
12,800,000			1.554% due 4/7/20(f)(l)	12,779,609

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $192,569,042)	192,565,409

			TOTAL SHORT-TERM INVESTMENTS (Cost — $205,328,219)	205,324,586

			TOTAL INVESTMENTS — 140.0% (Cost — $711,250,791)	716,085,503

			Liabilities in Excess of Other Assets — (40.0)%	(204,632,683)

			TOTAL NET ASSETS — 100.0%	$511,452,820

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at February 29, 2020.
(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at February 29, 2020, amounts to approximately $160,305,557 and represents 31.3% of net assets.

(c)	Rating by Moody’s Investors Service.
(d)	Illiquid security.
(e)	The aggregate value of restricted securities (excluding 144A holdings) at February 29, 2020, amounts to approximately $807,813 and represents 0.2% of net assets.
(f)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(g)	Inverse Floating Rate Security — interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of February 29, 2020.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(i)	Rating by Fitch Ratings Service.
(j)	Affiliated security (See Note 2). As of February 29, 2020, total cost and total market value of affiliated securities amounted to $628,048 and $636,318 respectively.
(k)	This security is traded on a TBA basis (see Note 1).
(l)	Rate shown represents yield-to-maturity.

At February 29, 2020, for Ultra-Short Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Ultra-Short Term Fixed Income Fund	$711,250,791	$10,220,264	$(5,592,880)	$4,627,384

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Abbreviations used in this schedule:
ABS	— Asset-Based Security
CLO	— Collateralized Loan Obligation
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	36.7%
Collateralized Mortgage Obligations	14.9
Mortgage-Backed Securities	7.7
U.S. Government Agencies & Obligations	6.0
Asset-Backed Securities	4.2
Sovereign Bonds	1.8
Short-Term Investments	28.7

100.0%

^	As a percentage of total investments.

At February 29, 2020, Ultra-Short Term Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 10-Year Bond March Futures	95	3/20	$9,005,081	$9,260,094	$255,013
Bank Accept March Futures	268	3/21	49,165,037	49,284,086	119,049
Canada Government 10-Year Bond June Futures	120	6/20	12,585,606	12,759,947	174,341
U.S. Treasury 2-Year Note June Futures	970	6/20	210,148,984	211,778,282	1,629,298

					2,177,701

Contracts to Sell:
90-Day Eurodollar December Futures	161	12/20	39,610,025	39,885,737	(275,712)
U.S. Treasury 5-Year Note June Futures	330	6/20	40,014,171	40,507,500	(493,329)
U.S. Treasury Ultra Long Bond June Futures	55	6/20	10,974,590	11,412,500	(437,910)

					(1,206,951)

Net Unrealized Appreciation on Open Exchange Traded Futures Contracts					$970,750

At February 29, 2020, Ultra-Short Term Fixed Income Fund had deposited cash of $978,000 with a broker or brokers as margin collateral on an open exchange-traded futures contracts.

At February 29, 2020, Ultra-Short Term Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	3,481,000	USD	2,348,374	BCLY	$2,266,653	3/3/20	$(81,721)
Australian Dollar	3,372,000	USD	2,255,176	HSBC	2,195,677	3/3/20	(59,499)
British Pound	13,234,000	USD	17,050,203	MLP	16,964,666	3/3/20	(85,537)
Canadian Dollar	6,725,000	USD	5,053,675	BNP	5,010,431	3/3/20	(43,244)
Canadian Dollar	6,053,000	USD	4,556,314	HSBC	4,509,760	3/3/20	(46,554)
Canadian Dollar	1,176,000	USD	879,646	HSBC	876,173	3/3/20	(3,473)
Japanese Yen	1,178,700,000	USD	10,833,167	BCLY	10,927,549	3/3/20	94,382
Japanese Yen	590,900,000	USD	5,311,526	BNP	5,478,144	3/3/20	166,618
Japanese Yen	1,120,100,000	USD	10,190,491	BCLY	10,402,132	4/2/20	211,641

							152,613

Contracts to Sell:
Australian Dollar	18,492,000	USD	12,476,386	HSBC	12,041,061	3/3/20	435,325
Australian Dollar	3,681,000	USD	2,428,028	JPM	2,396,882	3/3/20	31,146
Australian Dollar	15,320,000	USD	10,018,431	SCB	9,983,064	4/2/20	35,367
British Pound	2,324,000	USD	2,989,992	JPM	2,979,136	3/3/20	10,856
British Pound	10,910,000	USD	14,218,599	SCB	13,985,530	3/3/20	233,069
British Pound	13,234,000	USD	17,063,908	MLP	16,979,641	4/2/20	84,267
Canadian Dollar	13,954,000	USD	10,587,053	MLP	10,396,365	3/3/20	190,688
Canadian Dollar	1,176,000	USD	879,669	HSBC	876,202	4/2/20	3,467
Euro	2,900,000	USD	3,213,478	MLP	3,201,020	3/3/20	12,458
Euro	2,900,000	USD	3,191,383	SCB	3,207,223	4/2/20	(15,840)
Japanese Yen	1,120,100,000	USD	10,173,941	BCLY	10,384,277	3/3/20	(210,336)
Japanese Yen	294,000,000	USD	2,662,480	JPM	2,725,629	3/3/20	(63,149)
Japanese Yen	80,800,000	USD	736,080	MLP	749,085	3/3/20	(13,005)
Japanese Yen	274,700,000	USD	2,487,131	SCB	2,546,702	3/3/20	(59,571)
Mexican Peso	91,779,000	USD	4,862,000	JPM	4,652,983	3/18/20	209,017
Mexican Peso	69,507,000	USD	3,692,291	MLP	3,523,845	3/18/20	168,446

							1,052,205

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$1,204,818

At February 29, 2020, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	28-Day MXN TIIE Banxico	6.420%	12/9/21	28-Day	MXN	191,400,000	$3,678	$—	$3,678
Receive	U.S. Federal Funds Effective Rate Index	2.300%	3/1/22	12-Month	USD	127,500,000	(4,282,055)	(2,910,823)	(1,371,232)
Pay	3-Month Canadian Bank Bill	2.500%	6/19/29	6-Month	CAD	4,500,000	308,090	231,385	76,705
Receive	3-Month USD-LIBOR	2.000%	12/10/29	6-Month	USD	25,200,000	(2,183,491)	(1,024,426)	(1,159,065)

							$(6,153,778)	$(3,703,864)	$(2,449,914)

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Centrally Cleared — Credit Default Swaps on Indexes — Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 2/29/20 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Markit CDX North America High Yield Series 33 5-Year Index	(5.000)%	12/20/24	3-Month	3.769%	USD	6,930,000	$(424,994)	$(492,012)	$67,018

							$(424,994)	$(492,012)	$67,018

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At February 29, 2020, Ultra-Short Term Fixed Income Fund deposited cash collateral with brokers in the amount of $321,000 for open centrally cleared swap contracts.

At February 29, 2020, Ultra-Short Term Fixed Income Fund had cash collateral from brokers in the amount of $617,000 for open centrally cleared swap contracts.

Currency Abbreviations used in this schedule:		Counterparty Abbreviations used in this schedule:
AUD	— Australian Dollar	BCLY	— Barclays Bank PLC
CAD	— Canadian Dollar	BNP	— BNP Paribas SA
EUR	— Euro	HSBC	— HSBC Bank USA
GBP	— British Pound	JPM	— JPMorgan Chase & Co.
JPY	— Japanese Yen	MLP	— Merrill Lynch, Pierce, Fenner & Smith Inc.
MXN	— Mexican Peso	SCB	— Standard Chartered Bank
USD	— United States Dollar

See pages 272-273 for definitions of ratings.

See Notes to Financial Statements.

Schedules of Investments

(unaudited) (continued)

Alternative Strategies Fund

Units	Security	Value

OPEN END MUTUAL FUND SECURITIES — 97.7%

United States — 97.7%
269,102	American Beacon AHL Managed Futures Strategy Fund, Class Y	$2,790,585
215,608	BlackRock Event Driven Equity Fund, Institutional Class	2,089,243
321,203	BlackRock Global Long/Short Credit Fund, Institutional Class	3,208,822
311,217	BlackRock Global Long/Short Equity Fund, Institutional Class	3,578,997
184,382	BNY Mellon Global Real Return, Class Y	2,767,580
110,815	Diamond Hill Long/Short Fund, Class I	2,712,752
146,286	Driehaus Event Driven Fund, Common Class	1,771,527
331,222	Goldman Sachs Absolute Return Tracker Fund, Institutional Class	3,126,731
241,953	John Hancock Seaport Long/Short Fund, Class I	2,780,042
150,385	LoCorr Market Trend Fund, Class I	1,625,662
295,703	PIMCO Mortgage Opportunities and Bond Fund, Class I-2	3,229,082
151,734	Tortoise MLP & Pipeline Fund, Institutional Class	1,628,104
322,776	Western Asset Macro Opportunities Fund, Class I	3,473,068

	TOTAL INVESTMENTS — 97.7% (Cost — $35,211,703)	34,782,195

	Other Assets in Excess of Liabilities — 2.3%	812,384

	TOTAL NET ASSETS — 100.0%	$35,594,579

At February 29, 2020, for Alternative Strategies Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Alternative Strategies Fund	$35,211,703	$380,400	$(809,908)	$(429,508)

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

^	As a percentage of total investments.

See Notes to Financial Statements.

Ratings

(unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P	— Preliminary rating.

u	— The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa

— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e	— Expected.

u	— Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre

— Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

Ratings

(unaudited) (continued)

AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A

— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C

— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR	— Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1

— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1

— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.

MIG1	— Moody’s highest rating for short-term municipal obligations.

P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1

— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2	— Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Statements of Assets and Liabilities

February 29, 2020 (unaudited)

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund
ASSETS:
Unaffiliated investments, at value[1,3]	$1,497,621,069	$417,688,363	$1,312,255,929
Affiliated investments, at value[2]	1,483,468	—	—
Foreign currency, at value[4]	15	10	81,028
Cash	7,709,848	1,151,848	20,103
Receivable for securities sold	10,449,749	723,610	5,600,005
Receivable for TBA securities sold	—	—	—
Dividends and interest receivable from unaffiliated investments	2,571,834	330,253	6,562,792
Dividends and interest receivable from affiliated investments	—	—	—
Receivable for manager waiver	—	—	—
Receivable for Fund shares sold	2,524,393	749,791	3,203,138
Unrealized appreciation on unfunded loan commitments	—	—	—
Unrealized appreciation on open forward foreign currency contracts (Note 1)	—	—	—
Variation margin on open future contracts (Note 1)	—	—	—
Variation margin on open centrally cleared swap contracts (Note 1)	—	—	—
Unrealized appreciation on open OTC swap contracts	—	—	—
Upfront payment paid on open OTC swap contracts	—	—	—
Deposits for collateral with counterparty	430,984	133,996	62,064
Foreign capital gain tax receivable	—	—	—
Prepaid expenses	111,271	39,127	106,545

Total Assets	1,522,902,631	420,816,998	1,327,891,604

LIABILITIES:
Reverse repurchase agreements, at value[7]	—	—	—
Payable for collateral received from securities on loan	5,381,234	8,092,493	21,795,195
Payable for Fund shares repurchased	2,664,240	741,288	2,503,068
Payable for securities purchased	12,534,893	2,870,131	6,189,241
Payable for TBA securities purchased	—	—	—
Payable for sale-buyback transactions	—	—	—
Investment management fee payable	480,305	154,494	561,765
Transfer agent fees payable	13,528	6,173	15,931
Interest expense payable	—	—	—
Custody fee payable	69,371	20,106	201,738
Variation margin on open future contracts (Note 1)	29,698	34,815	52,302
Variation margin on open centrally cleared swap contracts (Note 1)	—	—	—
Due to custodian, at value[4]	—	—	—
Forward sale commitments, at value[5] (Note 1)	—	—	—
Options contracts written, at value[6] (Note 1)	—	—	—
Unrealized depreciation on open OTC swap contracts	—	—	—
Upfront payment received on open OTC swap contracts	—	—	—
Unrealized depreciation on open forward foreign currency contracts (Note 1)	—	—	—
Deposits for collateral from counterparty	—	—	—
Distributions payable	—	—	—
Accrued expenses	47,060	63,949	36,780

Total Liabilities	21,220,329	11,983,449	31,356,020

Total Net Assets	$1,501,682,302	$408,833,549	$1,296,535,584

NET ASSETS:
Paid-in-capital (Note 4)	$1,013,099,322	$360,800,893	$1,301,690,338
Total distributable earnings (losses)	488,582,980	48,032,656	(5,154,754)

Total Net Assets	$1,501,682,302	$408,833,549	$1,296,535,584

Shares Outstanding	82,096,946	24,795,362	114,042,490

Net Asset Value	$18.29	$16.49	$11.37

[1] Unaffiliated investments, at cost	$1,032,510,755	$374,757,243	$1,263,318,536

[2] Affiliated investments, at cost	$795,894	$—	$—

[3] Includes securities on loan	$5,193,205	$7,821,298	$20,610,479

[4] Foreign currency/Due to custodian, at cost	$478	$467	$81,733

[5] Proceeds	$—	$—	$—

[6] Premiums received	$—	$—	$—

[7] Proceeds of reverse repurchase agreement	$—	$—	$—

See Notes to Financial Statements.

Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund

$503,532,959	$1,304,374,615	$48,753,689	$217,333,021	$86,117,596	$305,568,270	$715,449,185	$34,782,195
—	2,219,033	—	—	—	—	636,318	—
802,984	1,220,175	—	302,681	—	99,177	72,689	—
9,701	26,167	3,003	—	3,682	1,065,957	4,907,927	643,194
576,320	31,634,906	346,367	2,636,183	—	823,269	1,227,274	—
—	39,852,152	—	46,751,257	—	36,817,107	23,758,742	—
1,388,202	5,999,264	649,650	1,001,601	815,427	440,269	2,011,722	8,407
—	5,819	—	—	—	—	222	—
—	—	—	—	—	—	—	2,606
1,062,940	2,174,358	71,284	288,970	116,965	198,398	1,614,450	261,052
—	—	12	—	—	—	—	—
—	271,000	—	1,563,006	—	536,538	1,886,747	—
—	122,222	—	—	—	—	381,884	—
—	—	—	103,788	—	255,811	—	—
—	140,116	—	143,538	—	—	—	—
—	7,443	—	53,824	—	1,328	—	—
97,994	2,581,364	—	1,877,000	70,000	1,328,000	1,299,000	—
68,785	—	—	—	—	—	—	—
50,356	124,613	13,682	19,376	19,678	38,639	52,695	29,113

507,590,241	1,390,753,247	49,837,687	272,074,245	87,143,348	347,172,763	753,298,855	35,726,567

—	—	—	21,499,486	—	32,364,120	—	—
1,337,661	227,160	326,398	—	—	—	—	—
943,336	3,500,727	54,546	385,672	85,122	418,609	962,734	74,396
1,598,474	58,378,677	870,517	2,320,329	—	804,644	181,752,665	15,930
—	94,294,207	—	99,398,985	—	67,004,578	57,044,656	—
—	—	—	—	—	25,171,406	—	—
235,603	340,417	18,111	47,777	25,378	71,997	168,320	5,244
27,257	36,623	2,282	2,850	1,056	2,964	5,620	437
—	—	—	7,209	—	27,055	424	—
84,072	223,373	33,297	82,065	14,767	77,542	56,912	18,894
20,958	—	1,532	177,606	88,438	336,162	—	—
—	606,168	—	—	—	—	411,963	—
—	—	—	1,301	—	—	—	—
—	—	—	104,751	—	—	—	—
—	749,906	—	173,311	—	674,011	—	—
—	—	—	293,644	—	159	—	—
—	—	—	144,651	—	—	—	—
—	1,128,602	—	1,805,462	—	335,595	681,929	—
—	—	—	910,000	—	577,000	617,000	—
—	1,612	—	—	57	—	—	—
91,015	148,423	64,193	113,258	31,515	275,801	143,812	17,087

4,338,376	159,635,895	1,370,876	127,468,357	246,333	128,141,643	241,846,035	131,988

$503,251,865	$1,231,117,352	$48,466,811	$144,605,888	$86,897,015	$219,031,120	$511,452,820	$35,594,579

$480,377,055	$1,167,520,467	$75,386,020	$140,458,544	$80,374,250	$210,706,618	$516,159,069	$35,865,034
22,874,810	63,596,885	(26,919,209)	4,147,344	6,522,765	8,324,502	(4,706,249)	(270,455)

$503,251,865	$1,231,117,352	$48,466,811	$144,605,888	$86,897,015	$219,031,120	$511,452,820	$35,594,579

35,607,625	143,577,494	13,026,946	18,085,043	9,014,418	21,087,544	51,635,133	3,629,513

$14.13	$8.57	$3.72	$8.00	$9.64	$10.39	$9.91	$9.81

$429,630,398	$1,242,961,960	$50,279,084	$209,051,648	$79,813,615	$289,857,688	$710,622,743	$35,211,703

$—	$2,168,735	$—	$—	$—	$—	$628,048	$—

$1,301,397	$183,399	$294,043	$—	$—	$—	$—	$—

$804,187	$1,315,822	$—	$305,898	$—	$102,325	$81,023	$—

$—	$—	$—	$104,094	$—	$—	$—	$—

$—	$603,561	$—	$199,024	$—	$250,509	$—	$—

$—	$—	$—	$21,357,000	$—	$32,364,120	$—	$—

See Notes to Financial Statements.

Statements of Operations

For the Six Months Ended February 29, 2020 (unaudited)

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund
INVESTMENT INCOME:

Dividends from unaffiliated investments	$14,710,390	$3,146,474	$11,837,272
Dividends from affiliated investments	24,037	—	—
Interest from unaffiliated investments	146,675	84,014	129,486
Interest from affiliated investments	—	—	—
Income from securities lending	37,261	98,771	93,182
Less: Foreign taxes withheld (see Note 1q)	(15,750)	(2,689)	(971,308)

Total Investment Income	14,902,613	3,326,570	11,088,632

EXPENSES:

Investment management fee (Note 2)	4,864,364	1,759,288	4,891,560
Transfer agent fees	95,510	27,420	79,816
Custody fees	234,491	92,370	522,255
Trustees' fees	117,984	31,253	103,303
Shareholder reports	97,713	92,072	102,072
Insurance	34,839	10,356	25,288
Audit and tax	29,069	31,011	57,501
Legal fees	45,956	10,999	35,910
Registration fees	19,672	17,749	14,458
Other expense	36,489	9,785	48,562
Interest expense	—	—	—

Total Expenses	5,576,087	2,082,303	5,880,725
Less: Fee waivers and/or expense reimbursement (Note 2)	(1,733,298)	(756,613)	(1,130,173)

Net Expenses	3,842,789	1,325,690	4,750,552

Net Investment Income	$11,059,824	$2,000,880	$6,338,080

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS CONTRACTS WRITTEN, UNFUNDED LOAN COMMITMENTS, FORWARD SALE COMMITMENTS, SHORT SALES, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS, FOREIGN CURRENCY TRANSLATIONS AND CAPITAL GAIN DISTRIBUTIONS RECEIVED (NOTES 1 AND 3):

Net Realized Gain (Loss) from:

Unaffiliated investments	$32,214,416	$7,731,131	$7,483,667
Affiliated investments	65,781	—	—
Futures contracts	1,064,158	161,902	183,991
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Short Sales	—	—	—
Swap contracts	—	—	—
Forward foreign currency contracts	—	—	(1,340)
Foreign currency translations	328,673	73,292	71,594
Capital gain distributions received	—	—	—

Net Realized Gain (Loss)	33,673,028	7,966,325	7,737,912

Change in Net Unrealized Appreciation (Depreciation) from:

Unaffiliated investments	(31,633,261)	(10,754,435)	(3,138,549)
Affiliated investments	71,977	—	—
Futures contracts	(857,853)	(290,612)	(138,497)
Options contracts written	—	—	—
Forward sale commitments	—	—	—
Swap contracts	—	—	—
Unfunded loan commitments	—	—	—
Forward foreign currency contracts	—	—	—
Foreign currency translations	(286)	709	60,531

Change in Net Unrealized Appreciation (Depreciation):	(32,419,423)	(11,044,338)	(3,216,515)

Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Unfunded Loan Commitments, Forward Sale Commitments, Short Sales, Swap Contracts, Forward Foreign Currency Contracts, Foreign Currency Translations and Capital Gain Distributions Received	1,253,605	(3,078,013)	4,521,397

Total Increase (Decrease) in Net Assets from Operations	$12,313,429	$(1,077,133)	$10,859,477

(a)	Includes foreign capital gains tax of $946 for Emerging Markets Equity Fund.

See Notes to Financial Statements.

Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund

$5,007,031	$—	$16,259	$—	$39,898	$—	$—	$662,654
—	—	—	—	—	—	—	—
68,039	17,464,793	1,378,668	2,452,645	1,203,971	2,460,891	6,950,333	—
—	35,728	—	—	—	—	9,123	—
118,046	1,727	1,196	—	—	—	—	—
(633,047)	—	—	—	—	—	—	—

4,560,069	17,502,248	1,396,123	2,452,645	1,243,869	2,460,891	6,959,456	662,654

2,371,204	2,377,027	170,141	356,613	169,358	530,908	1,246,941	185,320
52,138	96,665	2,918	9,183	5,280	12,618	29,804	1,707
361,634	595,998	103,432	255,374	58,819	158,866	159,095	56,304
45,786	79,581	4,508	11,374	6,628	19,611	47,601	2,075
81,064	125,289	13,091	49,432	7,828	208,430	106,379	3,222
12,190	21,585	781	2,714	1,834	4,416	10,816	638
58,059	53,698	33,271	54,902	26,535	34,604	29,828	23,846
11,572	27,009	694	4,025	3,638	3,731	8,805	1,042
12,766	14,211	7,636	12,959	9,395	11,063	14,343	7,154
18,857	54,400	1,561	7,837	2,647	13,567	30,505	461
—	—	—	106,351	—	539,262	97,281	—

3,025,270	3,445,463	338,033	870,764	291,962	1,537,076	1,781,398	281,769
(816,425)	(124,718)	(49,119)	(35,940)	—	(53,644)	(128,327)	(173,608)

2,208,845	3,320,745	288,914	834,824	291,962	1,483,432	1,653,071	108,161

$2,351,224	$14,181,503	$1,107,209	$1,617,821	$951,907	$977,459	$5,306,385	$554,493

$3,130,450 (a)	$8,036,745	$(74,597)	$248,756	$139,914	$817,472	$1,634,348	$51,508
—	(123)	—	—	—	—	184	—
17,436	1,749,481	(4,445)	(403,907)	(89,295)	363,349	(280,389)	—
—	1,755,778	—	270,306	—	331,034	—	—
—	—	—	299	—	—	—	—
—	—	—	(8,918)	—	(27,931)	3,997	—
—	(2,533,843)	—	185,193	—	(1,352,110)	(6,859,530)	—
—	775,094	—	1,366,109	—	29,696	(284,077)	—
2,065	(50,323)	—	(67,679)	—	(150,805)	(294,165)	—
—	—	—	—	—	—	—	622,715

3,149,951	9,732,809	(79,042)	1,590,159	50,619	10,705	(6,079,632)	674,223

9,065,720	13,695,765	(396,264)	(245,695)	875,521	4,946,648	1,119,209	(1,305,416)
—	18,477	—	—	—	—	(23)	—
(27,113)	2,196,774	(16,089)	(308,941)	(143,346)	(541,850)	1,261,599	—
—	(230,065)	—	28,487	—	(412,571)	—	—
—	—	—	(657)	—	—	—	—
—	1,562,229	—	(1,056,033)	—	1,728,309	5,378,771	—
—	(2)	12	—	—	—	—	—
—	(406,933)	—	(1,344,002)	—	(312,370)	514,228	—
(32,676)	(50,223)	—	165,830	—	84,628	151,592	—

9,005,931	16,786,022	(412,341)	(2,761,011)	732,175	5,492,794	8,425,376	(1,305,416)

12,155,882	26,518,831	(491,383)	(1,170,852)	782,794	5,503,499	2,345,744	(631,193)

$14,507,106	$40,700,334	$615,826	$446,969	$1,734,701	$6,480,958	$7,652,129	$(76,700)

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended February 29, 2020 (unaudited) and Year Ended August 31, 2019

	Large Cap Equity Fund		Small-Mid Cap Equity Fund
	2020	2019	2020	2019
OPERATIONS:

Net investment income	$11,059,824	$22,630,797	$2,000,880	$2,822,448
Net realized gain (loss)	33,673,028	69,268,848	7,966,325	57,979,006
Change in unrealized appreciation (depreciation)	(32,419,423)	(78,336,314)	(11,044,338)	(94,485,990)

Increase (Decrease) in Net Assets from Operations	12,313,429	13,563,331	(1,077,133)	(33,684,536)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):

Distributable earnings	(77,893,014)	(178,205,387)	(49,102,404)	(61,098,943)

Decrease in Net Assets from Distributions to Shareholders	(77,893,014)	(178,205,387)	(49,102,404)	(61,098,943)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	86,072,294	186,428,548	41,516,410	102,921,348
Reinvestment of distributions	77,891,987	178,200,572	49,101,666	61,098,668
Cost of shares repurchased	(150,625,548)	(382,597,048)	(54,259,152)	(166,981,193)

Increase (Decrease) in Net Assets from Fund Share Transactions	13,338,733	(17,967,928)	36,358,924	(2,961,177)

Increase (Decrease) in Net Assets	(52,240,852)	(182,609,984)	(13,820,613)	(97,744,656)
NET ASSETS:

Beginning of year/period	1,553,923,154	1,736,533,138	422,654,162	520,398,818

End of year/period	$1,501,682,302	$1,553,923,154	$408,833,549	$422,654,162

See Notes to Financial Statements.

International Equity Fund		Emerging Markets Equity Fund		Core Fixed Income Fund		High Yield Fund
2020	2019	2020	2019	2020	2019	2020	2019

$6,338,080	$36,024,154	$2,351,224	$9,687,466	$14,181,503	$27,403,261	$1,107,209	$2,727,034
7,737,912	(45,026,132)	3,149,951	(9,905,939)	9,732,809	20,772,717	(79,042)	(248,212)
(3,216,515)	(87,407,761)	9,005,931	(2,929,212)	16,786,022	54,452,797	(412,341)	228,305

10,859,477	(96,409,739)	14,507,106	(3,147,685)	40,700,334	102,628,775	615,826	2,707,127

(36,438,560)	(31,325,356)	(9,873,780)	(7,592,456)	(19,036,835)	(29,106,437)	(1,166,686)	(2,874,860)

(36,438,560)	(31,325,356)	(9,873,780)	(7,592,456)	(19,036,835)	(29,106,437)	(1,166,686)	(2,874,860)

97,282,069	239,957,016	37,811,857	102,041,051	89,702,721	446,598,356	4,144,725	11,141,650
36,437,906	31,325,332	9,873,619	7,592,437	19,036,219	29,106,798	1,166,813	2,874,977
(122,647,127)	(509,040,936)	(41,619,022)	(104,107,655)	(102,817,646)	(212,612,744)	(5,204,902)	(23,401,205)

11,072,848	(237,758,588)	6,066,454	5,525,833	5,921,294	263,092,410	106,636	(9,384,578)

(14,506,235)	(365,493,683)	10,699,780	(5,214,308)	27,584,793	336,614,748	(444,224)	(9,552,311)

1,311,041,819	1,676,535,502	492,552,085	497,766,393	1,203,532,559	866,917,811	48,911,035	58,463,346

$1,296,535,584	$1,311,041,819	$503,251,865	$492,552,085	$1,231,117,352	$1,203,532,559	$48,466,811	$48,911,035

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended February 29, 2020 (unaudited) and Year Ended August 31, 2019

	International Fixed Income Fund
	2020	2019
OPERATIONS:

Net investment income	$1,617,821	$1,101,769
Net realized gain (loss)	1,590,159	5,402,825
Change in unrealized appreciation (depreciation)	(2,761,011)	7,187,476

Increase (Decrease) in Net Assets from Operations	446,969	13,692,070

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1):

Distributable earnings	(6,470,801)	(4,871,339)

Decrease in Net Assets from Distributions to Shareholders	(6,470,801)	(4,871,339)

FUND SHARE TRANSACTIONS (NOTE 4):

Net proceeds from sale of shares	10,456,226	20,468,860
Reinvestment of distributions	6,470,738	4,871,339
Cost of shares repurchased	(13,296,181)	(31,758,662)

Increase (Decrease) in Net Assets from Fund Share Transactions	3,630,783	(6,418,463)

Increase (Decrease) in Net Assets	(2,393,049)	2,402,268
NET ASSETS:

Beginning of year/period	146,998,937	144,596,669

End of year/period	$144,605,888	$146,998,937

See Notes to Financial Statements.

Municipal Bond Fund		Inflation-Linked Fixed Income Fund		Ultra-Short Term Fixed Income Fund		Alternative Strategies Fund
2020	2019	2020	2019	2020	2019	2020	2019

$951,907	$1,722,796	$977,459	$5,681,713	$5,306,385	$12,731,611	$554,493	$158,030
50,619	568,254	10,705	(2,836,919)	(6,079,632)	1,395,734	674,223	(130,569)
732,175	3,630,430	5,492,794	11,210,285	8,425,376	(4,154,718)	(1,305,416)	850,721

1,734,701	5,921,480	6,480,958	14,055,079	7,652,129	9,972,627	(76,700)	878,182

(1,483,277)	(1,901,725)	(2,354,545)	(5,096,357)	(7,540,693)	(13,471,881)	(996,291)	(95,504)

(1,483,277)	(1,901,725)	(2,354,545)	(5,096,357)	(7,540,693)	(13,471,881)	(996,291)	(95,504)

6,543,362	35,161,516	12,583,990	29,466,773	46,244,016	105,555,158	13,532,181	26,545,340
1,483,231	1,901,976	2,354,546	5,096,511	7,541,026	13,472,931	996,291	95,504
(7,015,636)	(19,072,643)	(16,698,127)	(66,776,158)	(39,733,305)	(125,374,618)	(4,711,462)	(6,302,023)

1,010,957	17,990,849	(1,759,591)	(32,212,874)	14,051,737	(6,346,529)	9,817,010	20,338,821

1,262,381	22,010,604	2,366,822	(23,254,152)	14,163,173	(9,845,783)	8,744,019	21,121,499

85,634,634	63,624,030	216,664,298	239,918,450	497,289,647	507,135,430	26,850,560	5,729,061

$86,897,015	$85,634,634	$219,031,120	$216,664,298	$511,452,820	$497,289,647	$35,594,579	$26,850,560

See Notes to Financial Statements.

Statements of Cash Flows

For the Six-Months Ended February 29, 2020 (unaudited)

	International Fixed Income Fund	Inflation-Linked Fixed Income Fund
Cash Flows Provided by/Used in Operating Activities:
Net increase/decrease in net assets from operations	$446,969	$6,480,958
Adjustments to reconcile net increase/decrease in net assets from operations to net cash and foreign currency provided by/used in operating activities:
Purchases of long-term investments	(318,406,839)	(284,217,622)
Proceeds from the sale and maturity of long-term investments	299,120,570	304,435,834
Proceeds from short-term investments, net	(243,674)	(279,230)
Decrease to the principal amount of inflation-indexed bonds	(35,811)	(715,942)
Change in net unrealized appreciation/depreciation from unaffiliated investments	245,695	(4,946,648)
Change in net unrealized appreciation/deprecation from option contracts written	(28,487)	412,571
Change in net unrealized appreciation/deprecation from OTC swap contracts	(26,650)	(16,279)
Increase in variation margin on centrally cleared swap contracts	(41,094)	(81,436)
Net amortization (accretion) of premiums (discounts) of investments	(852,674)	8,041
Net realized gain from unaffiliated investments	(248,756)	(817,472)
Increase in premium received on options contracts written	37,553	178,563
Decrease in variation margin on futures contracts	164,401	350,691
Increase in receivable for securities sold	(812,047)	(609,572)
Decrease in receivable for TBA securities sold	8,088,173	22,980,301
Increase/Decrease in dividends and interest receivable from unaffiliated investments	(134,576)	37,132
Decrease in deposits for collateral with counterparty	25,000	116,000
Increase/Decrease in net upfront payments received/paid on open OTC swap contracts	(11,911)	13,125
Increase for due to custodian	1,301	—
Decrease in forward sale commitments	104,751	—
Increase in prepaid expenses	(2,965)	(16,084)
Decrease in unrealized appreciation on open forward foreign currency contracts	870,860	272,714
Increase/Decrease in payable for securities purchased	161,732	(150,570)
Increase/Decrease in payable for TBA securities purchased	9,572,212	(36,701,778)
Increase/Decrease in deposits for collateral from counterparty	530,000	(106,000)
Decrease in investment management fee payable	(8,156)	(10,614)
Decrease in interest expense payable	(8,247)	(21,509)
Increase/Decrease in custody fee payable	(664)	45,717
Increase/Decrease in transfer agent fees payable	574	(150)
Increase in unrealized depreciation on open forward foreign currency contracts	473,142	39,656
Increase in accrued expenses	28,814	163,120

Net cash and foreign currency provided by operating activities	(990,804)	6,843,517

Cash Flows Provided by/Used in Financing Activities:
Proceeds from sale-buyback transactions	10,702,479	114,557,640
Proceeds on sale-buyback transactions	(11,475,734)	(94,480,696)
Proceeds from reverse repurchase agreements	4,563,581	(21,723,881)
Proceeds from sale of shares	10,281,808	12,545,459
Cost of shares repurchased	(13,037,546)	(16,503,874)
Distributions to shareholders, net of reinvestments	(63)	(23)

Net cash and foreign currency used in financing activities	1,034,525	(5,605,375)

Net increase in cash and foreign currency(a)	43,721	1,238,142

Cash and Foreign Currency:
Cash and foreign currency at beginning of the year	258,960	(73,008)

Cash and foreign currency at end of the year	$302,681	$1,165,134

Non-Cash Financing Activities:
Reinvestment of distributions	$6,470,738	$2,354,546

(a)	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(123,474) and $14,904 for Internatinal Fixed Income Fund and Inflation-Linked Fixed Income Fund, respectively.

See Notes to Financial Statements.

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Cap Equity Fund
	2020(1)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$19.10		$21.31	$18.76	$17.06	$20.63	$22.19

Income from Operations:
Net investment income(2)	0.14		0.27	0.26	0.25	0.19	0.08
Net realized and unrealized gain (loss)	0.02		(0.24)	3.18	2.05	1.15	0.87

Total Income from Operations	0.16		0.03	3.44	2.30	1.34	0.95

Less Distributions from:
Net investment income	(0.20)		(0.34)	(0.24)	(0.27)	(0.11)	(0.07)
Net realized gain	(0.77)		(1.90)	(0.65)	(0.33)	(4.80)	(2.44)

Total Distributions	(0.97)		(2.24)	(0.89)	(0.60)	(4.91)	(2.51)

Net Asset Value, End of Period	$18.29		$19.10	$21.31	$18.76	$17.06	$20.63

Total Return†(3)	0.54	%(7)	1.32%	18.89%	13.86%	7.08%	4.39	%(4)
Net Assets, End of Period (millions)	$1,502		$1,554	$1,737	$1,687	$1,709	$1,353
Ratios to Average Net Assets:
Gross expenses	0.68	%(5)	0.69%	0.69%	0.69%	0.69%	0.68%
Net expenses(6)	0.47	(5)	0.48	0.48	0.48	0.56	0.68
Net investment income	1.36	(5)	1.43	1.29	1.40	1.10	0.36
Portfolio Turnover Rate	6	%(7)	13%	29%	18%	105%	66%

(1)	For the six months ended February 29, 2020 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)

The Manager contributed a non-recourse voluntary reimbursement to Large Cap Equity Fund. The effect of the reimbursement is reflected in the Fund’s total return above. Without this reimbursement, the impact was less than 0.005% to the total return for Large Cap Equity Fund.

(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Not annualized.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small-Mid Cap Equity Fund
	2020(1)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$18.60		$23.06	$19.53	$17.40	$24.39	$28.53

Income (Loss) from Operations:
Net investment income (loss)(2)	0.08		0.12	0.10	0.10	0.05	(0.12)
Net realized and unrealized gain (loss)	0.01		(1.83)	4.14	2.39	(1.22)	1.93

Total Income (Loss) from Operations	0.09		(1.71)	4.24	2.49	(1.17)	1.81

Less Distributions from:
Net investment income	(0.10)		(0.10)	(0.03)	(0.06)	—	—
Net realized gain	(2.10)		(2.65)	(0.68)	(0.30)	(5.82)	(5.95)

Total Distributions	(2.20)		(2.75)	(0.71)	(0.36)	(5.82)	(5.95)

Net Asset Value, End of Period	$16.49		$18.60	$23.06	$19.53	$17.40	$24.39

Total Return†(3)	(0.40	)%(7)	(6.25)%	22.17%	14.49%	(5.51)%	7.36	%(4)
Net Assets, End of Period (millions)	$409		$423	$520	$674	$475	$229
Ratios to Average Net Assets:
Gross expenses	0.94	%(5)	0.98%	0.92%	0.94%	0.99%	0.93%
Net expenses(6)	0.60	(5)	0.66	0.61	0.63	0.79	0.93
Net investment income (loss)	0.91	(5)	0.63	0.47	0.52	0.28	(0.45)
Portfolio Turnover Rate	18	%(7)	65%	34%	34%	151%	89%

(1)	For the six months ended February 29, 2020 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)

The Manager contributed a non-recourse voluntary reimbursement to Small-Mid Cap Equity Fund. The effect of the reimbursement is reflected in the Fund’s total return above. Without this reimbursement, the total return for Small-Mid Cap Equity Fund was 7.27%.

(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Not annualized.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Equity Fund
	2020(1)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.59		$12.64	$12.34	$10.83	$10.91	$12.03

Income (Loss) from Operations:
Net investment income(2)	0.06		0.28	0.27	0.24	0.21	0.21
Net realized and unrealized gain (loss)	0.05		(1.09)	0.24	1.56	(0.10)	(1.13)

Total Income (Loss) from Operations	0.11		(0.81)	0.51	1.80	0.11	(0.92)

Less Distributions from:
Net investment income	(0.33)		(0.24)	(0.21)	(0.29)	(0.19)	(0.20)

Net Asset Value, End of Period	$11.37		$11.59	$12.64	$12.34	$10.83	$10.91

Total Return†(3)	0.67	%(7)	(6.34)%	4.15%	17.14%	0.96%	(7.68	)%(4)
Net Assets, End of Period (millions)	$1,297		$1,311	$1,677	$1,244	$1,122	$1,202
Ratios to Average Net Assets:
Gross expenses	0.84	%(5)	0.84%	0.83%	0.83%	0.82%	0.81%
Net expenses(6)	0.68	(5)	0.68	0.66	0.65	0.76	0.79
Net investment income	0.91	(5)	2.40	2.07	2.15	2.02	1.80
Portfolio Turnover Rate	12	%(7)	28%	41%	27%	64%	80%

(1)	For the six months ended February 29, 2020 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)

The Manager contributed a non-recourse voluntary reimbursement to International Equity Fund. The effect of the reimbursement is reflected in the Fund’s total return above. Without this reimbursement, the total return for International Equity Fund was (7.94)%.

(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Not annualized.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Emerging Markets Equity Fund
	2020(1)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$14.00		$14.29	$15.33	$12.36	$10.87	$14.54

Income (Loss) from Operations:
Net investment income(2)	0.07		0.27	0.22	0.20	0.13	0.17
Net realized and unrealized gain (loss)	0.34		(0.34)	(1.06)	2.90	1.51	(3.64)

Total Income (Loss) from Operations	0.41		(0.07)	(0.84)	3.10	1.64	(3.47)

Less Distributions from:
Net investment income	(0.28)		(0.22)	(0.20)	(0.13)	(0.15)	(0.20)

Net Asset Value, End of Period	$14.13		$14.00	$14.29	$15.33	$12.36	$10.87

Total Return†(3)	2.86	%(6)	(0.40)%	(5.55)%	25.48%	15.31%	(24.08)%
Net Assets, End of Period (millions)	$503		$493	$498	$488	$428	$464
Ratios to Average Net Assets:
Gross expenses	1.15	%(4)	1.13%	1.11%	1.14%	1.13%	1.08%
Net expenses(5)	0.84	(4)	0.82	0.80	0.86	0.96	0.96
Net investment income	0.89	(4)	1.95	1.42	1.51	1.15	1.34
Portfolio Turnover Rate	8	%(6)	22%	24%	27%	99%	41%

(1)	For the six months ended February 29, 2020 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.
(6)	Not annualized.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Core Fixed Income Fund
	2020(1)		2019	2018	2017		2016		2015
Net Asset Value, Beginning of Period	$8.42		$7.86	$8.19	$8.41		$8.23		$8.44

Income (Loss) from Operations:
Net investment income(2)	0.10		0.23	0.20	0.19		0.20		0.17
Net realized and unrealized gain (loss)	0.18		0.57	(0.31)	(0.11)		0.27		(0.06)

Total Income (Loss) from Operations	0.28		0.80	(0.11)	0.08		0.47		0.11

Less Distributions from:
Net investment income	(0.11)		(0.24)	(0.21)	(0.22)		(0.23)		(0.20)
Tax return of capital	—		—	(0.01)	—		—		—
Net realized gain	(0.02)		—	—	(0.08)		(0.06)		(0.12)

Total Distributions	(0.13)		(0.24)	(0.22)	(0.30)		(0.29)		(0.32)

Net Asset Value, End of Period	$8.57		$8.42	$7.86	$8.19		$8.41		$8.23

Total Return†(3)	3.41	%(7)	10.39%	(1.35)%	1.07%		5.84%		1.35%
Net Assets, End of Period (millions)	$1,231		$1,204	$867	$710		$722		$859
Ratios to Average Net Assets:
Gross expenses	0.58	%(4)	0.57%	0.57%	0.58	%(5)	0.55	%(5)	0.54	%(5)
Net expenses(6)	0.56	(4)	0.56	0.56	0.56	(5)	0.54	(5)	0.55	(5)
Net investment income	2.39	(4)	2.85	2.49	2.32		2.42		2.06
Portfolio Turnover Rate	107	%(7)	210%	253%	236%		245%		326%

(1)	For the six months ended February 29, 2020 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Annualized.
(5)	Ratio includes interest expense on reverse repurchase agreements which represents less than 0.005%.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Not annualized.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

High Yield Fund
	2020(1)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$3.76		$3.77	$3.86	$3.78	$3.88	$4.41

Income (Loss) from Operations:
Net investment income(2)	0.09		0.19	0.20	0.22	0.23	0.24
Net realized and unrealized gain (loss)	(0.22)		0.00	(0.08)	0.10	(0.09)	(0.50)

Total Income (Loss) from Operations	(0.13)		0.19	0.12	0.32	0.14	(0.26)

Less Distributions from:
Net investment income	0.09		(0.20)	(0.21)	(0.24)	(0.24)	(0.27)

Net Asset Value, End of Period	$3.72		$3.76	$3.77	$3.86	$3.78	$3.88

Total Return†(3)	1.06	%(6)	5.58%	3.20%	8.38%	4.02%	(6.14)%
Net Assets, End of Period (millions)	$48		$49	$58	$173	$325	$254
Ratios to Average Net Assets:
Gross expenses	1.39	%(4)	1.32%	1.17%	0.95%	0.88%	0.90%
Net expenses(5)	1.19	(4)	1.12	0.97	0.75	0.70	0.74
Net investment income	4.56	(4)	5.09	5.27	5.65	6.21	5.74
Portfolio Turnover Rate	27	%(6)	43%	57%	72%	64%	42%

(1)	For the six months ended February 29, 2020 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.
(6)	Not annualized.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Fixed Income Fund
	2020(1)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$8.35		$7.86	$7.78	$7.79	$7.61	$8.04

Income from Operations:
Net investment income(2)	0.09		0.06	0.14	0.14	0.13	0.13
Net realized and unrealized gain (loss)	(0.07)		0.70	0.03	(0.07)	0.56	(0.09)

Total Income from Operations	0.02		0.76	0.17	0.07	0.69	0.04

Less Distributions from:
Net investment income	(0.35)		(0.27)	(0.09)	(0.08)	(0.51)	(0.47)
Net realized gain	(0.02)		—	—	—	—	—

Total Distributions	(0.37)		(0.27)	(0.09)	(0.08)	(0.51)	(0.47)

Net Asset Value, End of Period	$8.00		$8.35	$7.86	$7.78	$7.79	$7.61

Total Return†(3)	0.38	%(7)	10.01%	2.25%	0.98%	9.56%	0.44%
Net Assets, End of Period (millions)	$145		$147	$145	$148	$192	$223
Ratios to Average Net Assets:
Gross expenses(4)	1.22	%(5)	1.24%	1.01%	1.06%	0.87%	0.87%
Net expenses(4)	1.17	(5)(6)	1.19 (6)	0.95 (6)	1.01 (6)	0.83 (6)	0.87
Net investment income	2.27	(5)	0.77	1.76	1.82	1.71	1.61
Portfolio Turnover Rate	147	%(7)	265%	203%	268%	199%	416%

(1)	For the six months ended February 29, 2020 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Ratio includes interest expense on reverse repurchase agreements and sale-buyback transactions which represents 0.15% (annualized), 0.15%, 0.04%, 0.11%, 0.04% and 0.10%, respectively.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Not annualized.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Municipal Bond Fund
	2020(1)		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.61		$9.11	$9.37	$9.93	$9.65	$9.76

Income (Loss) from Operations:
Net investment income(2)	0.11		0.23	0.24	0.27	0.28	0.28
Net realized and unrealized gain (loss)	0.09		0.52	(0.26)	(0.31)	0.30	(0.06)

Total Income (Loss) from Operations	0.20		0.75	(0.02)	(0.04)	0.58	0.22

Less Distributions from:
Net investment income	(0.11)		(0.22)	(0.24)	(0.27)	(0.28)	(0.28)
Net realized gain	(0.06)		(0.03)	—	(0.25)	(0.02)	(0.05)

Total Distributions	(0.17)		(0.25)	(0.24)	(0.52)	(0.30)	(0.33)

Net Asset Value, End of Period	$9.64		$9.61	$9.11	$9.37	$9.93	$9.65

Total Return†(3)	1.97	%(5)	8.38%	(0.21)%	(0.22)%	6.14%	2.32%
Net Assets, End of Period (millions)	$87		$86	$64	$58	$69	$85
Ratios to Average Net Assets:
Gross expenses	0.69	%(4)	0.74%	0.72%	0.75%	0.68%	0.66%
Net expenses	0.69	(4)	0.74	0.72	0.75	0.68	0.66
Net investment income	2.29	(4)	2.44	2.61	2.85	2.87	2.91
Portfolio Turnover Rate	5	%(5)	42%	18%	13%	16%	8%

(1)	For the six months ended February 29, 2020 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(4)	Annualized.
(5)	Not annualized.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Inflation-Linked Fixed Income Fund
	2020(1)		2019	2018	2017	2016(2)
Net Asset Value, Beginning of Period	$10.19		$9.79	$10.08	$10.23	$10.00

Income from Operations:
Net investment income(3)	0.05		0.24	0.30	0.23	0.14
Net realized and unrealized gain (loss)	0.26		0.38	(0.25)	(0.13)	0.32

Total Income from Operations	0.31		0.62	0.05	0.10	0.46

Less Distributions from:
Net investment income	(0.11)		(0.22)	(0.34)	(0.24)	(0.23)
Net realized gain	—		—	—	(0.01)	—

Total Distributions	(0.11)		(0.22)	(0.34)	(0.25)	(0.23)

Net Asset Value, End of Period	$10.39		$10.19	$9.79	$10.08	$10.23

Total Return†(4)	3.00	%(8)	6.42%	0.55%	1.05%	4.59	%(8)
Net Assets, End of Period (millions)	$219		$217	$240	$190	$159
Ratios to Average Net Assets:
Gross expenses(5)	1.45	%(6)	1.35%	1.27%	1.15%	1.03	%(6)
Net expenses(5)(7)	1.40	(6)	1.30	1.22	1.10	0.99	(6)
Net investment income	0.92	(6)	2.47	3.07	2.25	2.91	(6)
Portfolio Turnover Rate	115	%(8)	143%	72%	120%	35	%(8)

(1)	For the six months ended February 29, 2020 (unaudited).
(2)	For the period from Fund inception (March 8, 2016) through the period ended August 31, 2016.
(3)	Per share amounts have been calculated using the average shares method.
(4)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(5)	Ratio includes interest expense on reverse repurchase agreements and sale-buyback transactions which represents 0.51% (annualized), 0.55%, 0.49%, 0.29% and 0.19%, respectively.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Not annualized.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Ultra-Short Term Fixed Income Fund
	2020(1)		2019	2018	2017	2016(2)
Net Asset Value, Beginning of Period	$9.90		$9.97	$9.99	$10.00	$10.00

Income from Operations:
Net investment income(3)	0.10		0.25	0.19	0.13	0.07
Net realized and unrealized gain (loss)	0.06		(0.06)	0.02	0.08	0.02

Total Income from Operations	0.16		0.19	0.21	0.21	0.09

Less Distributions from:
Net investment income	(0.15)		(0.26)	(0.23)	(0.22)	(0.09)

Net Asset Value, End of Period	$9.91		$9.90	$9.97	$9.99	$10.00

Total Return†(4)	1.52	%(8)	2.07%	2.09%	2.14%	0.89	%(8)
Net Assets, End of Period (millions)	$511		$497	$507	$276	$162
Ratios to Average Net Assets:
Gross expenses(5)	0.71	%(6)	0.82%	0.71%	0.84%	0.81	%(6)
Net expenses(5)(7)	0.66	(6)	0.77	0.66	0.79	0.77	(6)
Net investment income	2.13	(6)	2.51	1.90	1.29	1.47	(6)
Portfolio Turnover Rate	50	%(8)	97%	128%	103%	100	%(8)

(1)	For the six months ended February 29, 2020 (unaudited).
(2)	For the period from Fund inception (March 8,2016) through the period ended August 31, 2016.
(3)	Per share amounts have been calculated using the average shares method.
(4)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(5)	Ratio includes interest expense on reverse repurchase agreements and sale-buyback transactions which represents 0.04% (annualized), 0.07%, 0.04%, 0.05% and 0.02%, respectively.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.
(8)	Not annualized.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Financial Highlights

(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Alternative Strategies Fund
	2020(1)		2019	2018(2)
Net Asset Value, Beginning of Period	$10.10		$9.88	$10.00

Income (Loss) from Operations:
Net investment income (loss)(3)	0.18		0.10	(0.09)
Net realized and unrealized (loss)	(0.16)		0.19	(0.03)

Total Income (Loss) from Operations	0.02		0.29	(0.12)

Less Distributions from:
Net investment income	(0.28)		(0.07)	—
Net realized gain	(0.03)		—	—

Total Distributions	(0.31)		(0.07)	—

Net Asset Value, End of Year	$9.81		$10.10	$9.88

Total Return†(4)	0.36	%(7)	2.90%	(1.20	)%(7)
Net Assets, End of Period (millions)	$36		$27	$6
Ratios to Average Net Assets:
Gross expenses	1.82	%(5)	2.34%	11.00	%(5)
Net expenses(6)(8)	0.70	(5)	0.88	1.95	(5)
Net investment income (loss)(8)	3.59	(5)	1.01	(1.72	)(5)
Portfolio Turnover Rate	18	%(7)	16%	14	%(7)

(1)	For the six months ended February 29, 2020 (unaudited).
(2)	For the period form Fund inception (February 15, 2018) through the period ended August 31, 2018.
(3)	Per share amounts have been calculated using the average shares method.
(4)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Effective October 1, 2018, the new advisory program charge is 2.00%. Past performance is no guarantee of future results.

(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Not annualized.
(8)	Does not reflect the Fund's proportionate share of income and expenses from the Underlying Fund.
†	Calculated based on the net asset value as of the last business day of the period.

See Notes to Financial Statements.

Notes to Financial Statements

1. Organization and Significant Accounting Policies

The Morgan Stanley Pathway Funds (the “Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

In August 2018, FASB issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) – Disclosures Framework – Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good

Notes to Financial Statements

(continued)

faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2 and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements

(continued)

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at February 29, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Large Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$136,220,786	$136,220,786	$—	$—
Consumer Discretionary	159,334,126	159,334,126	—	—
Consumer Staples	86,373,656	86,373,656	—	—
Energy	57,724,649	57,724,649	—	—
Financials	164,859,525	164,859,525	—	—
Health Care	231,508,472	231,508,472	—	—
Industrials	136,854,032	136,854,032	—	—
Information Technology	342,351,585	342,351,585	—	—
Materials	42,432,071	42,432,071	—	—
Real Estate	46,654,187	46,654,187	—	—
Utilities	33,262,308	33,262,308	—	—
Closed End Mutual Fund Security:
Financials	37,480,574	37,480,574	—	—
Short-Term Investments:
Money Market Fund	5,381,234	5,381,234	—	—
Time Deposits	18,667,332	—	18,667,332	—

Total Investments, at Value	$1,499,104,537	$1,480,437,205	$18,667,332	$—

Notes to Financial Statements

(continued)

	Total Fair Value at February 29, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Other Financial Instruments — Liabilities
Futures Contracts	$(857,170)	$(857,170)	$—	$—

Total Other Financial Instruments — Liabilities	$(857,170)	$(857,170)	$—	$—

Small-Mid Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$9,469,317	$9,469,317	$—	$—
Consumer Discretionary	28,969,189	28,969,189	—	—
Consumer Staples	12,429,487	12,429,487	—	—
Energy	5,848,054	5,848,054	—	—
Financials	59,251,825 *	59,251,825	—	—	*
Health Care	67,375,182	67,374,988	—	194
Industrials	66,335,936	66,335,936	—	—
Information Technology	81,745,389	81,745,389	—	—
Materials	18,482,511 *	18,482,017	—	494	*
Real Estate	27,120,313	27,120,313	—	—
Utilities	11,611,026	11,611,026	—	—
Preferred Stocks:
Financials	3,149,616	3,149,616	—	—
Convertible Preferred Stocks:
Health Care	271,971	271,971	—	—
Utilities	1,426,575	1,426,575	—	—
Closed End Mutual Fund Securities:
Financials	1,464,778	1,464,778	—	—
Short-Term Investments:
Money Market Fund	8,092,493	8,092,493	—	—
Time Deposits	14,644,701	—	14,644,701	—

Total Investments, at Value	$417,688,363 *	$403,042,974	$14,644,701	$688	*

Other Financial Instruments — Liabilities
Futures Contracts	$(357,313)	$(357,313)	$—	$—

Total Other Financial Instruments — Liabilities	$(357,313)	$(357,313)	$—	$—

International Equity Fund
Investments, at Value
Common Stocks:
France	$130,845,689	$886,501	$129,959,188	$—
Germany	109,193,079	—	109,193,079	—
Japan	245,269,667	—	245,269,667	—
Switzerland	134,137,706	—	134,137,706	—
United Kingdom	186,375,633	2,428,936	183,946,697	—
Other Countries**	441,758,832	76,295,616	365,463,216	—
Preferred Stocks:
Germany	11,218,777	—	11,218,777	—

Notes to Financial Statements

(continued)

	Total Fair Value at February 29, 2020		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)

Closed End Mutual Fund Security:
United States	$1,248,770		$1,248,770	$—		$—
Right:
Spain	2,712		—	2,712		—
Short-Term Investments:
Money Market Fund	21,795,195		21,795,195	—		—
Time Deposits	30,409,869		—	30,409,869		—

Total Investments, at Value	$1,312,255,929		$102,655,018	$1,209,600,911		$—

Other Financial Instruments — Liabilities
Futures Contracts	$(135,242)		$(135,242)	$—		$—

Total Other Financial Instruments — Liabilities	$(135,242)		$(135,242)	$—		$—

Emerging Markets Equity Fund
Investments, at Value
Common Stocks:
Brazil	$30,421,399		$30,421,399	$—		$—
China	145,124,237		41,081,083	104,043,154		—
India	51,465,814		5,809,685	45,656,129		—
Russia	25,734,699		22,707,257	3,027,442		—
South Korea	47,355,524		—	47,355,524		—
Taiwan	31,405,217		—	31,405,217		—
Other Countries**	151,802,796	*	29,066,023	122,736,773	*	—
Preferred Stocks:
Brazil	5,340,673		5,340,673	—		—
Chile	123,094		123,094	—		—
Colombia	219,106		219,106	—		—
Russia	133,912		133,912	—		—
South Korea	1,112,004		—	1,112,004		—
Rights:
China	2,022		—	2,022		—
South Korea	—	*	—	—	*	—
Warrant:
Thailand	—	*	—	—	*	—
Short-Term Investments:
Money Market Fund	1,337,661		1,337,661	—		—
Time Deposits	11,954,801		—	11,954,801		—

Total Investments, at Value	$503,532,959	*	$136,239,893	$367,293,066	*	$—

Other Financial Instruments — Liabilities
Futures Contract	$(99,579)		$(99,579)	$—		$—

Total Other Financial Instruments — Liabilities	$(99,579)		$(99,579)	$—		$—

Core Fixed Income Fund
Investments, at Value
Mortgage-Backed Securities	$384,525,284		$—	$384,525,284		$—
Corporate Bonds & Notes	333,052,480	*	—	333,052,480		—	*
U.S. Government Agencies & Obligations	269,523,398		—	269,523,398		—

Notes to Financial Statements

(continued)

	Total Fair Value at February 29, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Collateralized Mortgage Obligations	$130,325,228	$—	$130,325,228	$—
Sovereign Bonds	39,603,898	—	39,603,898	—
Asset-Backed Securities	21,917,314	—	21,917,314	—
Senior Loans	16,668,873	—	16,668,873	—
Municipal Bonds	5,516,033	—	5,516,033	—
Purchased Options	1,527,248	1,173,375	353,873	—
Short-Term Investments:
Commercial Paper	980,969	—	980,969	—
Corporate Bond	966,784	—	966,784	—
Money Market Fund	227,160	227,160	—	—
Repurchase Agreement	9,000,000	—	9,000,000	—
Time Deposits	58,754,534	—	58,754,534	—
U.S. Government Agency	1,835,096	—	1,835,096	—
U.S. Government Obligations	32,169,349	—	32,169,349	—

Total Investments, at Value	$1,306,593,648 *	$1,400,535	$1,305,193,113	$—	*

Other Financial Instruments — Assets
Futures Contracts	$3,730,031	$3,730,031	$—	$—
Forward Foreign Currency Contracts	271,000	—	271,000	—
OTC Interest Rate Swaps	140,116	—	140,116	—
Centrally Cleared Interest Rate Swaps	895,131	—	895,131	—

Total Other Financial Instruments — Assets	$5,036,278	$3,730,031	$1,306,247	$—

Other Financial Instruments — Liabilities
Options Contracts Written	$(749,906)	$(749,906)	$—	$—
Futures Contracts	(1,725,200)	(1,725,200)	—	—
Forward Foreign Currency Contracts	(1,128,602)	—	(1,128,602)	—
Centrally Cleared Interest Rate Swaps	(4,593,575)	—	(4,593,575)	—
Centrally Cleared Credit Default Swaps	(22,447)	—	(22,447)	—

Total Other Financial Instruments — Liabilities	$(8,219,730)	$(2,475,106)	$(5,744,624)	$—

High Yield Fund
Investments, at Value
Corporate Bonds & Notes	$41,241,646 *	$—	$40,753,697 *	$487,949	*
Senior Loans	3,590,904	—	3,590,904	—
Closed End Mutual Fund Securities:
Financials	298,803	298,803	—	—
Common Stocks:
Communication Services	4,199	4,199	—	—
Consumer Cyclical	2,319	—	—	2,319
Energy	181,004	164,035	—	16,969
Financials	5,206	—	—	5,206
Preferred Stocks:
Financials	128,123	128,123	—	—
Sovereign Bond	65,439	—	65,439	—
Convertible Preferred Stock:
Utilities	18,185	18,185	—	—
Warrant:
Media	12,155	12,155	—	—

Notes to Financial Statements

(continued)

	Total Fair Value at February 29, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Short-Term Investments:
Money Market Fund	$326,398	$326,398	$—	$—
Time Deposits	2,879,308	—	2,879,308	—

Total Investments, at Value	$48,753,689 *	$951,898	$47,289,348 *	$512,443	*

Other Financial Instruments — Liabilities
Futures Contract	$(16,089)	$(16,089)	$—	$—

Total Other Financial Instruments — Liabilities	$(16,089)	$(16,089)	$—	$—

International Fixed Income Fund
Investments, at Value
Sovereign Bonds:
France	$8,824,617	$—	$8,824,617	$—
Italy	8,765,445	—	8,765,445	—
Japan	27,464,261	—	27,464,261	—
Spain	11,187,960	—	11,187,960	—
Other Countries**	24,499,032	—	24,499,032	—
Mortgage-Backed Securities	54,326,495	—	54,326,495	—
Corporate Bonds & Notes:
Denmark	7,514,789	—	7,514,789	—
United Kingdom	10,187,889	—	10,187,889	—
United States	7,712,565	—	7,712,565	—
Other Countries**	19,102,335	—	19,102,335	—
Collateralized Mortgage Obligations	24,282,614	—	24,282,614	—
U.S. Government Obligations	10,150,976		10,150,976
Asset-Backed Securities	825,625	—	825,625	—
Municipal Bond	35,987	—	35,987	—
Purchased Options	62,257	6,386	55,871	—

Short-Term Investments:
Sovereign Bond	556,466	—	556,466	—
Time Deposits	1,833,708	—	1,833,708	—

Total Investments, at Value	$217,333,021	$6,386	$217,326,635	$—

Other Financial Instruments — Assets
Futures Contracts	$384,150	$384,150	$—	$—
Forward Foreign Currency Contracts	1,563,006	—	1,563,006	—
OTC Interest Rate Swaps	104,835	—	104,835	—
Centrally Cleared Interest Rate Swaps	1,289,472	—	1,289,472	—
Centrally Cleared Inflation Rate Swaps	17,654	—	17,654	—
OTC Credit Default Swaps	29,753	—	29,753	—
Centrally Cleared Credit Default Swaps	250,334	—	250,334	—
OTC Cross-Currency Swaps	8,950	—	8,950	—

Total Other Financial Instruments — Assets	$3,648,154	$384,150	$3,264,004	$—

Other Financial Instruments — Liabilities
Options Contracts Written	$(173,311)	$—	$(173,311)	$—
Reverse Repurchase Agreements	(21,499,486)	—	(21,499,486)	—
Forward Sale Commitment	(104,751)	—	(104,751)	—
Futures Contracts	(391,614)	(391,614)	—	—

Notes to Financial Statements

(continued)

	Total Fair Value at February 29, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Forward Foreign Currency Contracts	$(1,805,462)	$—	$(1,805,462)	$—
OTC Total Return Swaps	(171,787)	—	(171,787)	—
Centrally Cleared Interest Rate Swaps	(2,671,046)	—	(2,671,046)	—
OTC Credit Default Swaps	(47,814)	—	(47,814)	—
Centrally Cleared Credit Default Swaps	(211,214)	—	(211,214)	—
OTC Cross-Currency Swaps	(74,043)	—	(74,043)	—

Total Other Financial Instruments — Liabilities	$(27,150,528)	$(391,614)	$(26,758,914)	$—

Municipal Bond Fund
Investments, at Value
Municipal Bonds	$81,790,986	$—	$81,790,986	$—
Closed End Mutual Fund Security:
United States	3,512,971	3,512,971	—	—
Short-Term Investments:
Time Deposits	813,639	—	813,639	—

Total Investments, at Value	$86,117,596	$3,512,971	$82,604,625	$—

Other Financial Instruments — Liabilities
Futures Contract	$(123,750)	$(123,750)	$—	$—

Total Other Financial Instruments — Liabilities	$(123,750)	$(123,750)	$—	$—

Inflation-Linked Fixed Income Fund
Investments, at Value
U.S. Government Obligations	$230,969,764	$—	$230,969,764	$—
Mortgage-Backed Securities	30,549,596	—	30,549,596	—
Collateralized Mortgage Obligations	24,480,945	—	24,480,945	—
Corporate Bonds & Notes	9,559,259	—	9,559,259	—
Sovereign Bonds	8,406,822	—	8,406,822	—
Purchased Options	635,136	3,787	631,349	—
Short-Term Investments:
Time Deposits	966,748	—	966,748	—

Total Investments, at Value	$305,568,270	$3,787	$305,564,483	$—

Other Financial Instruments — Assets
Futures Contracts	$318,815	$318,815	$—	$—
Forward Foreign Currency Contracts	536,538	—	536,538	—
Centrally Cleared Interest Rate Swaps	1,067,845	—	1,067,845	—
Centrally Cleared Inflation Rate Swaps	1,122,271	—	1,122,271	—
Centrally Cleared Credit Default Swaps	28,997	—	28,997	—

Total Other Financial Instruments — Assets	$3,074,466	$318,815	$2,755,651	$—

Other Financial Instruments — Liabilities
Options Contracts Written	$(674,011)	$(44,626)	$(629,385)	$—
Reverse Repurchase Agreements	(32,364,120)	—	(32,364,120)	—
Futures Contracts	(1,099,938)	(1,099,938)	—	—
Forward Foreign Currency Contracts	(335,595)	—	(335,595)	—
Centrally Cleared Interest Rate Swaps	(1,144,832)	—	(1,144,832)	—
Centrally Cleared Inflation Rate Swaps	(498,539)	—	(498,539)	—

Notes to Financial Statements

(continued)

	Total Fair Value at February 29, 2020	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
OTC Credit Default Swaps	$(159)	$—	$(159)	$—
Centrally Cleared Credit Default Swap	(719)	—	(719)	—

Total Other Financial Instruments — Liabilities	$(36,117,913)	$(1,144,564)	$(34,973,349)	$—

Ultra-Short Term Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$263,267,425	$—	$263,267,425	$—
Collateralized Mortgage Obligations	106,685,299	—	106,685,299	—
Mortgage-Backed Securities	54,933,432	—	54,933,432	—
U.S. Government Agencies & Obligations	43,303,449	—	43,303,449	—
Asset-Backed Securities	29,907,068	—	29,907,068	—
Sovereign Bonds	12,664,244	—	12,664,244	—
Short-Term Investments:
Commercial Papers	5,987,452	—	5,987,452	—
Repurchase Agreement	5,200,000	—	5,200,000	—
Time Deposits	1,571,725	—	1,571,725	—
U.S. Government Obligations	192,565,409	—	192,565,409	—

Total Investments, at Value	$716,085,503	$—	$716,085,503	$—

Other Financial Instruments — Assets
Futures Contracts	$2,177,701	$2,177,701	$—	$—
Forward Foreign Currency Contracts	1,886,747	—	1,886,747	—
Centrally Cleared Interest Rate Swaps	80,383	—	80,383	—
Centrally Cleared Credit Default Swap	67,018	—	67,018	—

Total Other Financial Instruments — Assets	$4,211,849	$2,177,701	$2,034,148	$—

Other Financial Instruments — Liabilities
Futures Contracts	$(1,206,951)	$(1,206,951)	$—	$—
Forward Foreign Currency Contracts	(681,929)	—	(681,929)	—
Centrally Cleared Interest Rate Swaps	(2,530,297)	—	(2,530,297)	—

Total Other Financial Instruments — Liabilities	$(4,419,177)	$(1,206,951)	$(3,212,226)	$—

Alternative Strategies Fund
Investments, at Value
Open End Mutual Fund Securities:
United States	$34,782,195	$34,782,195	$—	$—

Total Investments, at Value	$34,782,195	$34,782,195	$—	$—

*	Includes securities that are valued in good faith at fair value by or under the direction of the Board of Trustees at $0.
**	Other countries represents countries that are individually less than 5% of Net Assets.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

Transfer between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Notes to Financial Statements

(continued)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2019 through February 29, 2020:

	Total		Common Stocks		Corporate Bonds & Notes		Convertible Preferred Stocks	Rights	Warrant
Small-Mid Cap Equity Fund
Balance as of August 31, 2019	$688	*	$688	*	$—		$—	$—	$—
Total realized gain (loss)	—		—		—		—	—	—
Change in unrealized appreciation (depreciation)	—		—		—		—	—	—
Purchases	—		—		—		—	—	—
(Sales)	—		—		—		—	—	—
Transfers in	—		—		—		—	—	—
(Transfers out)	—				—		—	—	—

Balance as of February 29, 2020	$688	*	$688	*	$—		$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 29, 2020	$—		$—		$—		$—	$—	$—

Core Fixed Income Fund
Balance as of August 31, 2019	$—	*	$—		$—	*	$—	$—	$—
Total realized gain (loss)	—		—		—		—	—	—
Change in unrealized appreciation (depreciation)	—		—		—		—	—	—
Purchases	—		—		—		—	—	—
(Sales)	—		—		—		—	—	—
Transfers in	—		—		—		—	—	—
(Transfers out)	—				—		—	—	—

Balance as of February 29, 2020	$—	*	$—		$—	*	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 29, 2020	$—		$—		$—		$—	$—	$—

High Yield Fund
Balance as of August 31, 2019	$18,738	*	$18,738		$—	*	$—	$—	$—
Total realized gain (loss)	—		—		—		—	—	—
Change in unrealized appreciation (depreciation)	5,756		5,756		—		—	—	—
Purchases	—		—		—		—	—	—
(Sales)	—		—		—		—	—	—
Transfers in	—		—		—		—	—	—
(Transfers out)	—		—		—		—	—	—

Balance as of February 29, 2020	$24,494	*	$24,494		$—	*	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of February 29, 2020	$5,756		$5,756		$—		$—	$—	$—

*	Includes securities that are valued at $0.

Notes to Financial Statements

(continued)

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at the period-end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin, which is included in deposits for collateral with counterparty on the Statement of Assets and Liabilities. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

Notes to Financial Statements

(continued)

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the change value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period-end are included on the Fund’s Schedule of Investments under the caption “Purchased Options.”

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Notes to Financial Statements

(continued)

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Such amounts are reported on the Statements of Assets and Liabilities as deposits with counterparties.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund

Notes to Financial Statements

(continued)

typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(xiv) Total Return Swaps. The Fund may enter into total return swap contracts to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swap contracts are agreements where the total return of a reference asset is paid in exchange for periodic cash flows. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gains or losses in the Statements of Operations.

Notes to Financial Statements

(continued)

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at February 29, 2020:

Large Cap Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2020:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Unrealized depreciation on open futures contracts (b)	$—	$—	$—	$857,170	$857,170

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 29, 2020:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$1,064,158	$1,064,158

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$(857,853)	$(857,853)

Small-Mid Cap Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2020:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Unrealized depreciation on open futures contracts (b)	$—	$—	$—	$357,313	$357,313

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 29, 2020:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$161,902	$161,902

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$(290,612)	$(290,612)

International Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2020:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Unrealized depreciation on open futures contracts (b)	$—	$—	$—	$135,242	$135,242

Notes to Financial Statements

(continued)

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 29, 2020:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$183,991	$183,991
Forward foreign currency contracts	—	(1,340)	—	—	(1,340)

	$—	$(1,340)	$—	$183,991	$182,651

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$(138,497)	$(138,497)

Emerging Markets Equity Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2020:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Unrealized depreciation on open futures contracts (b)	$—	$—	$—	$99,579	$99,579

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 29, 2020:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$—	$—	$—	$17,436	$17,436

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$—	$—	$—	$(27,113)	$(27,113)

Core Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2020:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$1,173,375	$353,873	$—	$—	$1,527,248
Unrealized appreciation on open futures contracts (b)	3,730,031	—	—	—	3,730,031
Unrealized appreciation on forward foreign currency contracts (c)	—	271,000	—	—	271,000
Unrealized appreciation on centrally cleared swaps (f)	895,131	—	—	—	895,131
Unrealized appreciation on OTC swaps (a)	140,116	—	—	—	140,116

	$5,938,653	$624,873	$—	$—	$6,563,526

Liability derivatives
Options contracts written outstanding (a)	$749,906	$—	$—	$—	$749,906
Unrealized depreciation on open futures contracts (b)	1,725,200	—	—	—	1,725,200
Unrealized depreciation on forward foreign currency contracts (a)	—	1,128,602	—	—	1,128,602
Unrealized depreciation on centrally cleared swaps (f)	4,593,575	—	22,447	—	4,616,022
Unrealized depreciation on OTC swaps (a)	—	—	—	—	—

	$7,068,681	$1,128,602	$22,447	$—	$8,219,730

Notes to Financial Statements

(continued)

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 29, 2020:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Purchased options	$(1,569,637)	$(29,729)	$—	$—	$(1,599,366)
Futures contracts	1,749,481	—	—	—	1,749,481
Options contracts written	1,755,778	—	—	—	1,755,778
Swap contracts	(2,476,121)	—	(57,722)	—	(2,533,843)
Forward foreign currency contracts	—	775,094	—	—	775,094

	$(540,499)	$745,365	$(57,722)	$—	$147,144

Change in unrealized appreciation (depreciation) on derivatives (e)
Purchased options	$770,047	$(9,813)	$—	$—	$760,234
Futures contracts	2,196,774	—	—	—	2,196,774
Options contracts written	(230,065)	—	—	—	(230,065)
Swap contracts	1,573,119	—	(10,890)	—	1,562,229
Forward foreign currency contracts	—	(406,933)	—	—	(406,933)

	$4,309,875	$(416,746)	$(10,890)	$—	$3,882,239

High Yield Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2020:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Unrealized depreciation on open futures contracts (b)	$16,089	$—	$—	$—	$16,089

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 29, 2020:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$(4,445)	$—	$—	$—	$(4,445)

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$(16,089)	$—	$—	$—	$(16,089)

Notes to Financial Statements

(continued)

International Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2020:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$56,755	$5,502	$—	$—	$62,257
Unrealized appreciation on open futures contracts (b)	384,150	—	—	—	384,150
Unrealized appreciation on forward foreign currency contracts (c)	—	1,563,006	—	—	1,563,006
Unrealized appreciation on centrally cleared swaps (f)	1,307,126	—	250,334	—	1,557,460
Unrealized appreciation on OTC swaps (c)	104,835	8,950	29,753	—	143,538

	$1,852,866	$1,577,458	$280,087	$—	$3,710,411

Liability derivatives
Options contracts written outstanding (a)	$125,792	$44,150	$3,369	$—	$173,311
Unrealized depreciation on open futures contracts (b)	391,614	—	—	—	391,614
Unrealized depreciation on forward foreign currency contracts (a)	—	1,805,462	—	—	1,805,462
Unrealized depreciation on centrally cleared swaps (f)	2,671,046	—	211,214	—	2,882,260
Unrealized depreciation on OTC swaps (a)	171,787	74,043	47,814	—	293,644

	$3,360,239	$1,923,655	$262,397	$—	$5,546,291

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 29, 2020:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Purchased options	$11,216	$(6,094)	$—	$—	$5,122
Futures contracts	(403,907)	—	—	—	(403,907)
Options contracts written	190,741	71,839	7,726	—	270,306
Swap contracts	(144,136)	(21,075)	431,201	(80,797)	185,193
Forward foreign currency contracts	—	1,366,109	—	—	1,366,109

	$(346,086)	$1,410,779	$438,927	$(80,797)	$1,422,823

Change in unrealized appreciation (depreciation) on derivatives (e)
Purchased options	$(31,628)	$12,253	$—	$—	$(19,375)
Futures contracts	(308,941)	—	—	—	(308,941)
Options contracts written	26,276	2,410	(199)	—	28,487
Swap contracts	(542,730)	(13,484)	(499,819)	—	(1,056,033)
Forward foreign currency contracts	—	(1,344,002)	—	—	(1,344,002)

	$(857,023)	$(1,342,823)	$(500,018)	$—	$(2,699,864)

Municipal Bond Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2020:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Unrealized depreciation on open futures contracts (b)	$123,750	$—	$—	$—	$123,750

Notes to Financial Statements

(continued)

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 29, 2020:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$(89,295)	$—	$—	$—	$(89,295)

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$(143,346)	$—	$—	$—	$(143,346)

Inflation-Linked Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2020:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased options (c)	$635,136	$—	$—	$—	$635,136
Unrealized appreciation on open futures contracts (b)	318,815	—	—	—	318,815
Unrealized appreciation on forward foreign currency contracts (c)	—	536,538	—	—	536,538
Unrealized appreciation on centrally cleared swaps (f)	2,190,116	—	28,997	—	2,219,113

	$3,144,067	$536,538	$28,997	$—	$3,709,602

Liability derivatives
Options contracts written outstanding (a)	$669,923	$—	$4,088	$—	$674,011
Unrealized depreciation on open futures contracts (b)	1,099,938	—	—	—	1,099,938
Unrealized depreciation on forward foreign currency contracts (a)	—	335,595	—	—	335,595
Unrealized depreciation on centrally cleared swaps (f)	1,643,371	—	719	—	1,644,090
Unrealized depreciation on OTC swap contracts (a)	—	—	159	—	159

	$3,413,232	$335,595	$4,966	$—	$3,753,793

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 29, 2020:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Purchased options	$10,039	$—	$(120)	$—	$9,919
Futures contracts	363,349	—	—	—	363,349
Options contracts written	320,095	—	10,939	—	331,034
Swap contracts	(1,214,535)	—	(137,575)	—	(1,352,110)
Forward foreign currency contracts	—	29,696	—	—	29,696

	$(521,052)	$29,696	$(126,756)	$—	$(618,112)

Change in unrealized appreciation (depreciation) on derivatives (e)
Purchased options	$386,560	$—	$—	$—	$386,560
Futures contracts.	(541,850)	—	—	—	(541,850)
Options contracts written	(406,261)	—	(6,310)	—	(412,571)
Swap contracts	1,686,972	—	41,337	—	1,728,309
Forward foreign currency contracts	—	(312,370)	—	—	(312,370)

	$1,125,421	$(312,370)	$35,027	$—	$848,078

Notes to Financial Statements

(continued)

Ultra-Short Fixed Income Fund

Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of February 29, 2020:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts (b)	$2,177,701	$—	$—	$—	$2,177,701
Unrealized appreciation on forward foreign currency contracts (c)	—	1,886,747	—	—	1,886,747
Unrealized appreciation on centrally cleared swaps (f)	80,383	—	67,018	—	147,401

	$2,258,084	$1,886,747	$67,018	$—	$4,211,849

Liability derivatives
Unrealized depreciation on open futures contracts (b)	$1,206,951	$—	$—	$—	$1,206,951
Unrealized depreciation on forward foreign currency contracts (a)	—	681,929	—	—	681,929
Unrealized depreciation on centrally cleared swaps (f)	2,530,297	—	—	—	2,530,297

	$3,737,248	$681,929	$—	$—	$4,419,177

Effect of Derivative Instruments on the Statements of Operations for the Period Ended February 29, 2020:

Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives (d)
Futures contracts	$(280,389)	$—	$—	$—	$(280,389)
Swap contracts	(6,585,097)	—	(274,433)	—	(6,859,530)
Forward foreign currency contracts	—	(284,077)	—	—	(284,077)

	$(6,865,486)	$(284,077)	$(274,433)	$—	$(7,423,996)

Change in unrealized appreciation (depreciation) on derivatives (e)
Futures contracts	$1,261,599	$—	$—	$—	$1,261,599
Swap contracts	5,168,093	—	210,678	—	5,378,771
Forward foreign currency contracts	—	514,228	—	—	514,228

	$6,429,692	$514,228	$210,678	$—	$7,154,598

(a)	Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts, unrealized depreciation on OTC swap contracts or options contracts written, at value.
(b)

Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the open exchanged-traded futures contracts table in the Fund’s Schedule of Investments.

(c)	Statements of Assets and Liabilities location: Investments, at value or unrealized appreciation on open forward foreign currency contracts or unrealized appreciation on OTC swap contracts.
(d)	Statements of Operations location: Net realized gain (loss) from investments, forward foreign currency contracts, futures contracts, options contracts written or swap contracts.
(e)

Statements of Operations location: Change in net unrealized appreciation (depreciation) from investments, forward foreign currency contracts, futures contracts, options contracts written or swap contracts.

(f)

Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on centrally cleared swaps is reported in the open swap contracts table in the Fund’s Schedule of Investments.

Notes to Financial Statements

(continued)

The average monthly notional amounts of futures contracts, swaps contracts and forward foreign currency contracts, and the monthly average market value of options contracts written and purchased options outstanding during the period ended February 29, 2020 were as follows:

Large Cap Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$11,445,512

Small-Mid Cap Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$2,332,080

International Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$1,606,752
Forward foreign currency contracts	—	42,436	—	—

Emerging Markets Equity Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$1,725,094

Core Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$515,603	$236,667	$—	$—
Futures contracts	431,171,001	—	—	—
Option contracts written	480,601	—	—	—
Swap contracts	118,465,256	—	11,406,129	—
Forward foreign currency contracts	—	53,334,675	—	—

High Yield Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$—	$—	$—	$113,202

International Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$91,988	$10,073	$—	$—
Futures contracts	71,403,070	—	—	—
Option contracts written	144,738	18,758	3,843	—
Swap contracts	263,842,503	2,130,741	33,741,494	—
Forward foreign currency contracts	—	268,349,005	—	—

Notes to Financial Statements

(continued)

Municipal Bond Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$8,127,374	$—	$—	$—

Inflation-Linked Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Purchased options	$162,236	$—	$—	$—
Futures contracts	117,175,660	—	—	—
Option contracts written	241,949	—	3,344	—
Swap contracts	43,325,264	—	6,683,984	—
Forward foreign currency contracts	—	60,510,575	—	—

Ultra-Short Term Fixed Income Fund

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk
Futures contracts	$367,313,358	$—	$—	$—
Swap contracts	—	—	225,049,602	—
Forward foreign currency contracts	—	142,826,485	—	—

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an

Notes to Financial Statements

(continued)

unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances. See Note 1(x).

The following table presents securities on loan that are subject to enforceable netting arrangements as of February 29, 2020:

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Fund	Gross Asset Amount Presented in Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)(c)	Net Amount (Not Less than $0)
Large Cap Equity Fund	$5,193,205	$—	$(5,193,205)	$0
Small-Mid Cap Equity Fund	7,821,298	—	(7,821,298)	0
International Equity Fund	20,610,479	—	(20,610,479)	0
Emerging Markets Equity Fund	1,301,397	—	(1,301,397)	0
Core Fixed Income Funds	183,399	—	(183,399)	0
High Yield Fund	294,043	—	(294,043)	0

(a)	Represents market value of securities on loan at period end.
(b)

The Funds received cash collateral of $5,381,234, $8,092,493, $21,795,195, $1,337,661, $227,160 and $326,398, respectively, which was subsequently invested in Invesco STIT — Government & Agency Portfolio as reported in the Schedules of Investments.

(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.” ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 29, 2020:

	Remaining Contractual Maturity of the Agreements As of February 29, 2020
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Large Cap Equity Fund
Securities Lending Transactions
Common Stocks	$5,381,234	$—	$—	$—	$5,381,234

Total Borrowings	$5,381,234	$—	$—	$—	$5,381,234

Gross amount of recognized liabilities for securities lending transactions					$5,381,234

Small-Mid Cap Equity Fund
Securities Lending Transactions
Common Stocks	$8,092,493	$—	$—	$—	$8,092,493

Total Borrowings	$8,092,493	$—	$—	$—	$8,092,493

Gross amount of recognized liabilities for securities lending transactions					$8,092,493

Notes to Financial Statements

(continued)

	Remaining Contractual Maturity of the Agreements As of February 29, 2020
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
International Equity Fund
Securities Lending Transactions
Common Stocks	$21,795,195	$—	$—	$—	$21,795,195

Total Borrowings	$21,795,195	$—	$—	$—	$21,795,195

Gross amount of recognized liabilities for securities lending transactions					$21,795,195

Emerging Markets Equity Fund
Securities Lending Transactions
Common Stocks	$1,337,661	$—	$—	$—	$1,337,661

Total Borrowings	$1,337,661	$—	$—	$—	$1,337,661

Gross amount of recognized liabilities for securities lending transactions					$1,337,661

Core Fixed Income Fund
Securities Lending Transactions
Corporate Security	$—	$—	$—	$227,160	$227,160

Total Borrowings	$—	$—	$—	$227,160	$227,160

Gross amount of recognized liabilities for securities lending transactions					$227,160

High Yield Fund
Securities Lending Transactions
Corporate Securities	$—	$—	$—	$326,398	$326,398

Total Borrowings	$—	$—	$—	$326,398	$326,398

Gross amount of recognized liabilities for securities lending transactions					$326,398

International Fixed Income Fund
Reverse Repurchase Agreements Transactions
Sovereign Bonds	$—	$—	$13,093,336	$—	$13,093,336
U.S. Government Obligations	—	4,965,150	3,441,000	—	8,406,150

Total Borrowings	$—	$4,965,150	$16,534,336	$—	$21,499,486

Gross amount of recognized liabilities for reverse repurchase agreements transactions					$21,499,486

Inflation-Linked Fixed Income Fund
Reverse Repurchase Agreements Transactions
U.S. Government Obligations	$—	$27,839,370	$4,524,750	$—	$32,364,120
Sale-Buyback Transactions
U.S. Government Obligations	$—	$25,171,406	$—	$—	$25,171,406

Total Borrowings	$—	$53,010,776	$4,524,750	$—	$57,535,526

Gross amount of recognized liabilities for reverse repurchase agreements transactions					$32,364,120

Gross amount of recognized liabilities for sale-buyback transactions					$25,171,406

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized

Notes to Financial Statements

(continued)

gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments.” The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund

Notes to Financial Statements

(continued)

to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(n) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(o) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Alternative Strategies Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(q) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no

Notes to Financial Statements

(continued)

federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2019 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(r) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(s) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(t) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of the securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(u) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(v) Senior Floating-Rate Loans. Interests in senior floating-rate loans (“Senior Loans”) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Notes to Financial Statements

(continued)

In connection with bank loan interests, the Fund may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The Fund is obligated to fund those commitments at borrower’s discretion. In connection with these commitments, the Fund earns a commitment fee, which is included in interest income in the Statement of Operations and recognized respectively over the commitment period.

The following table summarizes the High Yield Fund’s partially unfunded loan position as of February 29, 2020:

	Principal	Unfunded Bank Loan Interest (Cost)	Value of Underlying Bank Loan Interest (Value)	Unrealized Appreciation/ (Depreciation)
Spectacle Gary Holdings, LLC	$2,363	$2,363	$2,493	$130
EyeCare Partners, LLC	$11,337	$11,337	$11,219	$(118)

	$13,700	$13,700	$13,712	$12

(w) Sale-Buyback Transactions. A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions.

As of February 29, 2020, Inflation-Linked Fixed Income Fund participated in sale-buyback transactions. The payable for investments purchased related to sale-buyback transactions at the period end, an average amount of borrowings, incurred interest expense and a weighted average interest rate related to sale-buyback transactions outstanding during the period ended February 29, 2020, were as following:

Inflation-Linked Fixed Income Fund
Payable for investments purchased	$25,171,406
Average amount borrowed	5,774,279
Interest expense	48,555
Weighted average interest rate	1.80%

(x) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of

Notes to Financial Statements

(continued)

Investments. The carrying amount of such deposits due to brokers at February 29, 2020 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of February 29, 2020 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of February 29, 2020.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of February 29, 2020:

	Assets		Liabilities
Derivative Instruments (a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities		Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Core Fixed Income Fund:
Forward foreign currency contracts	$271,000		$1,128,602
Options contracts	353,873	(b)	—
Swap contracts	140,116		—

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$764,989		$1,128,602

International Fixed Income Fund:
Forward foreign currency contracts	$1,563,006		$1,805,462
Options contracts	55,871	(b)	173,311
Swap contracts	143,538		293,644

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$1,762,415		$2,272,417

Inflation-Linked Fixed Income Fund:
Forward foreign currency contracts	$536,538		$335,595
Options contracts	631,349		629,385
Swap contracts	—		159

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$1,167,887		$965,139

Ultra-Short Term Fixed Income Fund:
Forward foreign currency contracts	$1,886,747		$681,929

Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$1,886,747		$681,929

(a)	Excludes exchange-traded derivatives.
(b)	Amounts are included in Unaffiliated Investments in the Statements of Assets and Liabilities.

Notes to Financial Statements

(continued)

The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of February 29, 2020.

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received	Net Amount (b)
Core Fixed Income Fund
Over-the-counter
Citigroup Global Markets Inc.	$764,989	$(764,989)	$—	$0

Total Over-the-counter derivative instruments	$764,989	$(764,989)	$—	$0

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d)
Core Fixed Income Fund
Over-the-counter
Citigroup Global Markets Inc.	$1,128,602	$(764,989)	$—	$363,613

Total Over-the-counter derivative instruments	$1,128,602	$(764,989)	$—	$363,613

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b)
International Fixed Income Fund
Over-the-counter
Bank of America	$158,285	$(158,285)	$—	$0
Barclays Bank PLC	573,346	(573,346)	—	0
BNP Paribas SA	134,677	(108,898)	—	25,779
Deutsche Bank AG	24,155	(19,212)	(4,943)	0
Goldman Sachs & Co.	267,505	(267,505)	—	0
HSBC Bank USA	67,026	(67,026)	—	0
JPMorgan Chase & Co.	259,195	(125,899)	(133,296)	0
Royal Bank of Scotland PLC	8,665	(8,665)	—	0
Standard Chartered Bank	214,712	(214,712)	—	0
UBS Securities LLC	54,849	(54,849)	—	0

Total Over-the-counter derivative instruments	$1,762,415	$(1,598,397)	$(138,239)	$25,779

Notes to Financial Statements

(continued)

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d)
International Fixed Income Fund
Over-the-counter
Bank of America	$163,638	$(158,285)	$—	$5,353
Barclays Bank PLC	775,060	(573,346)	—	201,714
BNP Paribas SA	108,898	(108,898)	—	0
Deutsche Bank AG	19,212	(19,212)	—	0
Goldman Sachs & Co.	434,326	(267,505)	—	166,821
HSBC Bank USA	80,867	(67,026)	—	13,841
JPMorgan Chase & Co.	125,899	(125,899)	—	0
Merrill Lynch, Pierce, Fenner & Smith Inc.	79	—	—	79
Royal Bank of Scotland PLC	10,194	(8,665)	—	1,529
Standard Chartered Bank	264,446	(214,712)	—	49,734
UBS Securities LLC	289,798	(54,849)	—	234,949

Total Over-the-counter derivative instruments	$2,272,417	$(1,598,397)	$—	$674,020

Counterparty	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b)
Inflation-Linked Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$153,393	$(125,509)	$(27,884)	$0
BNP Paribas SA	256,998	(171,205)	—	85,793
Deutsche Bank AG	227,095	(227,095)	—	0
HSBC Bank USA	96,884	(96,884)	—	0
JPMorgan Chase & Co.	322,436	(226,887)	(60,000)	35,549
Merrill Lynch, Pierce, Fenner & Smith Inc.	29,106	(18,227)	—	10,879
Standard Chartered Bank	81,975	(70,850)	—	11,125

Total Over-the-counter derivative instruments	$1,167,887	$(936,657)	$(87,884)	$143,346

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d)
Inflation-Linked Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$125,509	$(125,509)	$—	$0
BNP Paribas SA	171,205	(171,205)	—	0
Deutsche Bank AG	254,919	(227,095)	—	27,824
HSBC Bank USA	97,542	(96,884)	—	658
JPMorgan Chase & Co.	226,887	(226,887)	—	0
Merrill Lynch, Pierce, Fenner & Smith Inc.	18,227	(18,227)	—	0
Standard Chartered Bank	70,850	(70,850)	—	0

Total Over-the-counter derivative instruments	$965,139	$(936,657)	$—	$28,482

Notes to Financial Statements

(continued)

Counterparty	Assets Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (a)	Collateral Received (e)	Net Amount (b)
Ultra Short Term Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$306,023	$(292,057)	$—	$13,966
BNP Paribas SA	166,618	(43,244)	—	123,374
HSBC Bank USA	438,792	(109,526)	(217,000)	112,266
JPMorgan Chase & Co.	251,019	(63,149)	(100,000)	87,870
Merrill Lynch, Pierce, Fenner & Smith Inc.	455,859	(98,542)	(300,000)	57,317
Standard Chartered Bank	268,436	(75,411)	—	193,025

Total Over-the-counter derivative instruments	$1,886,747	$(681,929)	$(617,000)	$587,818

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset (c)	Collateral Pledged	Net Amount (d)
Ultra Short Term Fixed Income Fund
Over-the-counter
Barclays Bank PLC	$292,057	$(292,057)	$—	$0
BNP Paribas SA	43,244	(43,244)	—	0
HSBC Bank USA	109,526	(109,526)	—	0
JPMorgan Chase & Co.	63,149	(63,149)	—	0
Merrill Lynch, Pierce, Fenner & Smith Inc.	98,542	(98,542)	—	0
Standard Chartered Bank	75,411	(75,411)	—	0

Total Over-the-counter derivative instruments	$681,929	$(681,929)	$—	$0

(a)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(b)	Net amount represents the new amount receivable from the counterparty in the event of default.
(c)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(d)	Net amount represents the net amount payable to the counterparty in the event of default.
(e)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

2. Investment Management Agreement and Other Transactions with Affiliates

CGAS, a business of Morgan Stanley Wealth Management, serves as the investment manager to the Funds. The Manager selects and oversees professional money managers who are responsible for investing the assets of the Funds (each a “Sub-adviser,” and collectively the “Sub-advisers”). Each Fund pays the Manager an investment management fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. The Manager pays each Sub-adviser on a monthly basis, a sub-advisory fee from its investment management fees.

Effective January 1, 2020, CGAS has contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep the Funds’ management fees from exceeding the total amount of sub-advisory fees paid by CGAS plus 0.20% based on average net assets. This contractual waiver will only apply if the Funds’ total management fees exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Funds’ total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until January 1, 2021. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Notes to Financial Statements

(continued)

In addition, for Alternative Strategies Fund, CGAS and its affiliates have also separately agreed to waive fees and reimburse expenses in order to keep the Fund’s total annual operating expenses (exclusive of interest from borrowing, brokerage commissions, taxes, acquired fund fees and expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.95%. Effective January 1, 2020, CGAS and its affiliates have agreed to waive fees and reimburse expenses in order to keep the Fund’s total operating expenses from exceeding 0.70%. The contractual waiver arrangement shall remain in effect until January 1, 2021 and may be amended or terminated only with consent of the Board of Trustees.

The maximum allowable investment management fees represents the total amount that could be charged to each Fund. The aggregate fees paid by the Manager to each Fund’s Sub-advisers and the fees retained by the Manager for the period ended February 29, 2020 are indicated below:

Fund	Sub-advisory Fee	Consulting Group Advisory Services LLC Fee	Maximum Allowable Annual Management Fee
Large Cap Equity Fund	0.19%	0.20%	0.60%
Small-Mid Cap Equity Fund	0.26%	0.20%	0.80%
International Equity Fund	0.34%	0.20%	0.70%
Emerging Markets Equity Fund	0.39%	0.20%	0.90%
Core Fixed Income Fund	0.18%	0.20%	0.40%
High Yield Fund	0.30%	0.20%	0.70%
International Fixed Income Fund	0.25%	0.20%	0.50%
Municipal Bond Fund	0.20%	0.20%	0.40%
Inflation-Linked Fixed Income Fund	0.25%	0.20%	0.50%
Ultra-Short Term Fixed Income Fund	0.25%	0.20%	0.50%
Alternative Strategies Fund	N/A	0.20%	1.20%

The Manager has agreed to waive and/or reimburse a portion of its fee. For the period ended February 29, 2020, the amounts waived and/or reimbursed by the Manager were as follows:

Fund	Amounts Waived and/or Reimbursed
Large Cap Equity Fund	$1,733,298
Small-Mid Cap Equity Fund	756,613
International Equity Fund	1,130,173
Emerging Markets Equity Fund	816,425
Core Fixed Income Fund	124,718
High Yield Fund	49,119
International Fixed Income Fund	35,940
Municipal Bond Fund	—
Inflation-Linked Fixed Income Fund	53,644
Ultra-Short Term Fixed Income Fund	128,327
Alternative Strategies Fund	173,608

Brown Brothers Harriman & Co. (“BBH”) serves as the Trust’s administrator. For its administrative services, BBH receives an annual asset based fee of 0.0250% of the Trust’s assets up to $5 billion, 0.02% on assets between $5 billion and $8 billion and 0.0175% on assets in excess of $8 billion, plus out-of-pocket expenses. The fee is calculated and allocated daily based on the relative assets of each Fund.

For the period ended February 29, 2020, Morgan Stanley & Co. Incorporated (“MS&Co.”), and its affiliates, including Morgan Stanley Smith Barney LLC, the Trust’s distributor, received brokerage commissions of:

Fund	Commission Dollars to MS&Co.
Large Cap Equity Fund	$389
Small-Mid Cap Equity Fund	2,940

Notes to Financial Statements

(continued)

Fund	Commission Dollars to MS&Co.
International Equity Fund	$1,049
Emerging Markets Equity Fund	—
Core Fixed Income Fund	15,464
High Yield Fund	—
International Fixed Income Fund	—
Municipal Bond Fund	—
Inflation-Linked Fixed Income Fund	—
Ultra-Short Term Fixed Income Fund	—
Alternative Strategies Fund	—

Officers of the Trust do not receive compensation directly from the Trust. The Funds may bear a portion of the annual compensation of the Fund’s Chief Compliance Officer.

For the period ended February 29, 2020, the Funds assume the following to be affiliated issuers:

Large Cap Equity Fund

Underlying Security	Beginning Value as of August 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Dividend/ Interest Income	Ending Value as of February 29, 2020
Morgan Stanley	$1,473,725	$—	$(128,015)	$65,781	$71,977	$24,037	$1,483,468

Core Fixed Income Fund
Underlying Security	Beginning Value as of August 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized (Loss) on Sales	Change in Unrealized Appreciation	Dividend/ Interest Income	Ending Value as of February 29, 2020
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.039% due 11/15/46	$539,501	$—	$—	$—	$3,555	$10,097	$543,056
Morgan Stanley Resecuritization Trust, Series 2014-R3, Class 2A, 3.000% due 7/26/48	1,928,623	(71,068)	(196,377)	(123)	14,922	25,631	1,675,977

Ultra-Short Term Fixed Income Fund

Underlying Security	Beginning Value as of August 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Accretion of discount	Dividend/ Interest Income	Ending Value as of February 29, 2020
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 2.527% (1-Month USD-LIBOR + 0.900%) due 5/25/34	$670,579	$—	$(34,567)	$184	$(23)	$145	$8,978	$636,318

Notes to Financial Statements

(continued)

3. Investments

During the period ended February 29, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:

	Other Investments		U.S. Government Securities
Fund	Purchases	Sales	Purchases	Sales
Large Cap Equity Fund	$90,342,785	$132,053,455	$—	$—
Small-Mid Cap Equity Fund	74,793,764	80,981,257	—	—
International Equity Fund	161,306,150	184,041,013	—	—
Emerging Markets Fund	41,794,343	44,335,323	—	—
Core Fixed Income Fund	105,187,714	97,490,316	1,166,839,964	1,186,953,358
High Yield Fund	12,698,225	12,911,734	—	—
International Fixed Income Fund	28,491,907	23,671,001	289,837,323	273,877,165
Municipal Bond Fund	4,603,942	3,872,097	—	—
Inflation-Linked Fixed Income Fund	6,061,157	16,253,543	276,659,879	286,583,210
Ultra-Short Term Fixed Income Fund	105,341,337	116,262,525	175,434,464	172,709,453
Alternative Strategies Fund	15,006,455	5,404,692	—	—

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation at February 29, 2020 have been disclosed under respective schedules of investments.

4. Shares of Beneficial Interest

At February 29, 2020, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At February 29, 2020, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.

Transactions in shares of each Fund were as follows:

	Period Ended February 29, 2020	Year Ended August 31, 2019
Large Cap Equity Fund
Shares sold	4,309,125	9,989,805
Shares issued on reinvestment	3,980,173	10,384,649
Shares repurchased	(7,553,369)	(20,518,629)

Net Increase (Decrease)	735,929	(144,175)

Small-Mid Cap Equity Fund
Shares sold	2,263,057	5,496,318
Shares issued on reinvestment	2,752,335	3,606,769
Shares repurchased	(2,941,170)	(8,946,045)

Net Increase	2,074,222	157,042

International Equity Fund
Shares sold	7,833,193	20,548,551
Shares issued on reinvestment	2,929,092	2,852,945
Shares repurchased	(9,884,739)	(42,827,638)

Net Increase (Decrease)	877,546	(19,426,142)

Emerging Markets Equity Fund
Shares sold	2,524,851	7,176,650
Shares issued on reinvestment	669,852	580,462
Shares repurchased	(2,778,135)	(7,394,458)

Net Increase	416,568	362,654

Notes to Financial Statements

(continued)

	Period Ended February 29, 2020	Year Ended August 31, 2019

Core Fixed Income Fund
Shares sold	10,691,217	55,563,245
Shares issued on reinvestment	2,265,651	3,630,216
Shares repurchased	(12,239,816)	(26,605,169)

Net Increase	717,052	32,588,292

High Yield Fund
Shares sold	1,094,901	3,010,925
Shares issued on reinvestment	309,186	782,196
Shares repurchased	(1,377,027)	(6,313,761)

Net Increase (Decrease)	27,060	(2,520,640)

International Fixed Income Fund
Shares sold	1,301,225	2,603,108
Shares issued on reinvestment	828,520	641,810
Shares repurchased	(1,651,313)	(4,041,970)

Net Increase (Decrease)	478,432	(797,052)

Municipal Bond Fund
Shares sold	685,686	3,789,118
Shares issued on reinvestment	155,826	205,371
Shares repurchased	(735,143)	(2,070,229)

Net Increase	106,369	1,924,260

Inflation-Linked Fixed Income Fund
Shares sold	1,244,187	3,029,725
Shares issued on reinvestment	234,513	521,525
Shares repurchased	(1,650,374)	(6,801,137)

Net Decrease	(171,674)	(3,249,887)

Ultra-Short Term Fixed Income Fund
Shares sold	4,670,677	10,613,811
Shares issued on reinvestment	764,518	1,357,789
Shares repurchased	(4,013,136)	(12,615,669)

Net Increase (Decrease)	1,422,059	(644,069)

Alternative Strategies Fund
Shares sold	1,338,737	2,715,976
Shares issued on reinvestment	99,929	10,258
Shares repurchased	(468,312)	(647,049)

Net Increase	970,354	2,079,185

5. Capital Loss Carry Forward

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.

Notes to Financial Statements

(continued)

As of August 31, 2019, the Funds had the following net capital loss carryforwards remaining:

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund	Emerging Markets Equity Fund	Core Fixed Income Fund	High Yield Fund
Short-Term	$—	$—	$16,213,927	$39,477,375	$—	$4,341,997
Long-Term	—	—	25,063,700	4,792,122	—	21,596,685

	$—	$—	$41,277,627	$44,269,497	$—	$25,938,682

		International Fixed Income Fund	Municipal Bond Fund	Inflation- Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund	Alternative Strategies Fund
Short-Term		$—	$—	$819,075	$1,961,427	$—
Long-Term		—	—	4,140,416	2,945,314	—

		$—	$—	$4,959,491	$4,906,741	$—

6. Recent Accounting Pronouncements

In March 2017, FASB issued an Accounting Standard Update, ASU 2017-08, Receivables- Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be accreted to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Fund has adopted ASU 2017-08. The adoption resulted in a change in accounting principle, since the Fund had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, the Fund has adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. It is impracticable to evaluate the effect on individual prior periods, therefore for the Municipal Bond Fund and International Fixed Income Fund there were applied amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments of approximately $19,092 and $1 respectively and for Core Fixed Income Fund and High Yield Fund, increased the beginning of period cost of investments and decreased the unrealized appreciation on investments of approximately $244 and $3,196, respectively.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the Fund. With respect to the Fund’s results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

7. Subsequent Events

Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and has identified following events that would require recognition or disclosure in the financial statements.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak that occurred subsequent to the semi-annual could impact the operations and financial performance of certain of the Fund’s investments. The extent of the impact to the financial performance of Funds’ investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted. If the financial performance of Funds’ investments is impacted because of these factors for an extended period, the Funds’ investment results may be adversely affected.

Subsequent to February 29, 2020, the Funds made the following distributions:

Record Date Payable Date	Core Fixed Income Fund	High Yield Fund	Municipal Bond Fund
3/1/20-3/31/20	$0.023179	$0.013842	$0.020763

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited)

Approval of Management Agreement and Subadvisory Agreements

The Morgan Stanley Pathway Funds (the “Trust,” and each series thereof a “Fund,” and collectively, the “Funds”) and Consulting Group Advisory Services LLC (“Manager”), a business of Morgan Stanley LLC, have entered into an investment management agreement (“Management Agreement”). Pursuant to the Management Agreement, other than with respect to the Alternative Strategies Fund, the Manager serves as “manager of managers” for the Trust and selects and oversees professional money managers (each, a “Sub-adviser” and collectively, the “Sub-advisers”) who are responsible for investing the portion of assets of the Funds allocated to them pursuant to investment advisory agreements (the “Subadvisory Agreements” and, together with the Management Agreement, the “Agreements”) between the Manager and each of the Sub-advisers.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Agreements be approved initially for a two year term, as well as annually thereafter, by the Trust’s Board of Trustees (“Board”) and by a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Agreements (“Independent Trustees”), by vote cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of the approval of the Agreements, the Independent Trustees must request and evaluate such information as may reasonably be necessary to make a reasonable business judgment with respect to the approval of the Agreements, and the Manager and Sub-advisers are required to provide such information.

At an in-person meeting held on March 4, 2020 (the “March Meeting”), the Board, including a majority of the Independent Trustees, approved an extension of the Agreements, which were previously approved by the Board, including a majority of the Independent Trustees, at an in-person meeting held on May 13-14, 2019 (“May Meeting”). The extension provides that the Agreements may remain in effect until May 31, 2020. In connection with the May Meeting, with respect to the continuance of the Agreements, the March Meeting, with respect to the extension of the Agreements, and at other meetings during the course of the year, the Independent Trustees requested and received information from the Manager and the Sub-advisers that they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and Sub-advisers under the Agreements. The Independent Trustees were assisted in their reviews by Fund counsel and independent legal counsel (“Independent Counsel”) and met with Independent Counsel in executive sessions separate from representatives of the Manager and the Sub-advisers. The Independent Trustees also were assisted in their review, during the May Meeting, by an independent analysis of investment company contract review processes. In addition to the Management Agreement and the investment advisory agreement between the Trust, on behalf of the Alternative Strategies Fund, and the Manager (the “IM Agreement”), pursuant to which the Manager serves as the investment adviser for the Alternative Strategies Fund, the Board approved at the March Meeting the Subadvisory Agreements with the following Sub-advisers on behalf of the indicated Fund to continue until May 31, 2020:

Sub-adviser Name	Fund(s)

BlackRock Financial Management, Inc.	☐ Core Fixed Income Fund ☐ Large Cap Equity Fund ☐ Small-Mid Cap Equity Fund ☐ International Equity Fund ☐ Emerging Markets Equity Fund

Causeway Capital Management LLC	☐ International Equity Fund

ClearBridge Investments, LLC	☐ Large Cap Equity Fund

Columbia Management Investment Advisers, LLC	☐ Large Cap Equity Fund

Eaton Vance Management	☐ High Yield Fund

Invesco Advisers, Inc.	☐ International Equity Fund

Lazard Asset Management LLC	☐ Large Cap Equity Fund ☐ Emerging Markets Equity Fund

Lyrical Asset Management LP	☐ Large Cap Equity Fund

Macquarie Investment Management	☐ Large Cap Equity Fund

Metropolitan West Asset Management LLC	☐ Core Fixed Income Fund

Board Approval of Management Agreement and Investment Advisory Agreements

(unaudited) (continued)

Sub-adviser Name	Fund(s)

Neuberger Berman Investment Advisers LLC	☐ Small-Mid Cap Equity Fund

OppenheimerFunds, Inc.	☐ International Equity Fund

Pacific Investment Management Company LLC	☐ International Fixed Income Fund ☐ Inflation-Linked Fixed Income Fund ☐ Ultra-Short Term Fixed Income Fund

Schroder Investment Management North America Inc.	☐ International Equity Fund

Van Eck Associates Corporation	☐ Emerging Markets Equity Fund

Victory Capital Management, Inc.	☐ International Equity Fund

Wellington Management Company LLC	☐ International Equity Fund

Western Asset Management Company	☐ Core Fixed Income Fund ☐ High Yield Fund

Westfield Capital Management Company, L.P.	☐ Small-Mid Cap Equity Fund

Aristotle Capital Boston, LLC	☐ Small-Mid Cap Equity Fund

DF Dent and Company, Inc.	☐ Small-Mid Cap Equity Fund

Nuance Investments, LLC	☐ Small-Mid Cap Equity Fund

In voting to approve the extension of the Agreements at the March Meeting, the Board, including the Independent Trustees, considered the evaluation performed during the May Meeting, as well as the information made available to them throughout the course of the year by representatives of the Adviser. The Board also considered that at the meeting to be held in May of 2020, each of the affected contracts will be subject to a review and evaluation process conducted in accordance with Section 15 of the 1940 Act, which will be substantially the same as the process that would have been undertaken had the meeting in May of 2020 been scheduled for the same dates as last year’s May Meeting. The Board also considered that the request for an extension until May 31, 2020 was merely to correct for a timing issue and not the result of any operational, procedural or compliance concerns.

Based on their discussions and considerations, including those described above, the Board approved the extension of the Management Agreement, the IM Agreement and the Subadvisory Agreements to remain in effect until the May 31, 2020, at which time the Agreements would be subject to renewal in accordance with Section 15 of the 1940 Act.

Additional Information

(unaudited)

TRUSTEES AND OFFICERS OF THE TRUST

The Trust’s Board of Trustees (“Board” or “Trustees”) is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Trust’s distributor, Sub-advisers, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.

Consulting Group Advisory Services LLC (“CGAS” or “Manager”), a business of Morgan Stanley Wealth Management, serves as the investment adviser for each Fund. The Funds employ a “multi-manager” strategy. The Manager selects and oversees professional money managers (each a “Sub-adviser,” collectively, the “Sub-advisers”) who are responsible for investing the assets of the Funds allocated to them. In addition to investment management services, the Manager monitors and supervises the services provided to the Trust by its administrator. The Manager also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.

The names of the Trustees and officers of the Trust, their addresses and years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Funds.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

INDEPENDENT TRUSTEES

Mark J. Reed 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1964	Chairman and Trustee	Since 2007 (Chairman since 2018)	Principal and Portfolio Manager, North American Management Corp. (Investment Advisory) (2013-present); and formerly, Managing Director and Chief Compliance Officer, Bush O’Donnell Investment Advisors, Inc. (Registered Investment Advisor) (1988-2013)	11	None

Adela Cepeda 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1958	Vice Chair and Trustee	Since 2008 (Vice Chair since 2018)	Managing Director, PFM Financial Advisors, LLC (Financial Advisory) (2016-December 2019); and formerly, President, A.C. Advisory, Inc. (Financial Advisory) (1995-September 2016)	11	Director, BMO Financial Corp. (2012-present); Trustee, Mercer Funds (2005-present); Trustee, UBS Funds (2004-present); and formerly, Director, Fort Dearborn Income Securities (2000-August 2016)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

W. Thomas Matthews 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1949	Trustee	Since 2009 (Interested Trustee from 2006-2009)	Retired; Advisor, Smith Barney (2005-2007)	11	Chairman Emeritus, Congressional Medal of Honor Foundation (2009-present); formerly Treasurer (2009-2016); and Chairman Emeritus, America’s Warrior Partnership (2017-present), formerly, Chairman (2013-2016) and Director (2013-2017)

Eric T. McKissack, CFA® 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1953	Trustee	Since 2013	Founder and Chief Executive Officer Emeritus, Channing Capital Management, LLC (Investment Management) (2017-present); and formerly, Chief Executive Officer, Channing Capital Management, LLC (2004-2017)	11	Trustee and Chairman, FlexShares Funds (2011-present); Trustee, The Art Institute of Chicago (2001-present); Director, Shirley Ryan AbilityLab (2000-present); and Director, Urban Gateways (1995-present)

INTERESTED TRUSTEE
Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee

Paul Ricciardelli** Morgan Stanley 522 Fifth Avenue, 14th Floor, New York, NY 10036 Birth Year: 1969	Trustee and Chief Executive Officer and President	Since April 2017	Head of IAR/GIMA, Morgan Stanley (2011-present); Head of Wealth Advisory Solutions, Morgan Stanley (March 2017-present); and formerly, Head of Manager Solutions, Morgan Stanley (2015-March 2017)	11	None

Additional Information

(unaudited) (continued)

OFFICERS
Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

Francis Smith Morgan Stanley 522 Fifth Avenue, 9th Floor New York, NY 10036 Birth Year: 1965	Chief Financial Officer and Treasurer	Since 2014	Managing Director, Morgan Stanley (2017-present); formerly Executive Director, Morgan Stanley (2001-2016); and Treasurer and Principal Financial Officer of various Morgan Stanley Funds (2003-present)

Eric Metallo Morgan Stanley 1633 Broadway, 26th Floor New York, NY 10019 Birth Year: 1976	Chief Legal Officer and Secretary	Since August 2015	Executive Director, Morgan Stanley Wealth Management (2014-present); and formerly Senior Vice President and Associate General Counsel, PineBridge Investments (2011-2014)

Joseph Signora Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1977	Chief Compliance Officer	Since December 2017	Executive Director, Morgan Stanley (2017-present); formerly, Senior Director, AXA Equitable (2015-2017); Vice President, EQ Advisors Trust (2015-2017); Vice President, AXA Premier VIP Trust (2015-2017); Vice President, 1290 Funds (2015-2017); Vice President, FMG LLC (2015-2017); Deputy Chief Compliance Officer, Emerging Global Advisors (2014-2015); Chief Compliance Officer, EGA Emerging Global Shares Trust (2014-2015); and Chief Compliance Officer, EGA Frontier Diversified Core Fund (2014-2015)

Sara Cetron Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1980	Chief Administrative Officer	Since March 2017	Vice President, Morgan Stanley (2015-present); and formerly Platform Management, Managed Solutions, Barclays Capital Inc. (2008-2015)

Robert Garcia Morgan Stanley 522 Fifth Avenue, 14th Floor New York, NY 10036 Birth Year: 1983	Chief Operating Officer Investment Officer Co-Chief Operating Officer	Since May 2016 Since July 2015 August 2015-May 2016	Head of Operations and Strategy, Morgan Stanley (2017-present); Head of Portfolio Operations-WMIR, Morgan Stanley (2016-present); Head of Packaged Digital Solutions, Morgan Stanley (2015-present); and formerly Head of Strategy and Development- Global Investment Solutions, Morgan Stanley (2013-2015)

Zachary Apoian Morgan Stanley 522 Fifth Avenue, New York, NY 10036 Birth Year: 1979	Investment Officer	Since May 2019	Executive Director, Morgan Stanley Wealth Management (2019-present); formerly, Private Wealth Advisor, Morgan Stanley Wealth Management (2017-2019); and Executive Director, Morgan Stanley Wealth Management (2014-2017)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

Franceen Jansen Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036 Birth Year: 1959	Investment Officer	Since August 2015	Executive Director, Morgan Stanley (2010-present)

Brian Mulley Morgan Stanley 522 Fifth Avenue, 14th Floor New York, NY 10036 Birth Year: 1977	Investment Officer	Since August 2015	Investment Analyst, Executive Director, Morgan Stanley (2005-present)

Sukru Saman Morgan Stanley 522 Fifth Avenue, 14th Floor New York, NY 10036 Birth Year: 1972	Investment Officer	Since August 2015	Investment Officer, Morgan Stanley Wealth Management (2013-present)

Lisa Shalett Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036 Birth Year: 1963	Investment Officer	Since August 2015	Head of Investment and Portfolio Strategies, Morgan Stanley (2013-present)

James Totino Morgan Stanley 522 Fifth Avenue, 14th Floor New York, NY 10036 Birth Year: 1970	Investment Officer	Since May 2018	Portfolio Specialist, Investment Officer, Morgan Stanley (2018-present); and formerly Investment Officer, Morgan Stanley (2011-2018)

Todd McElduff Morgan Stanley 1633 Broadway, New York, NY 10019 Birth Year: 1977	Anti-Money Laundering (“AML”) Compliance Officer	Since September 2019	Head of Bank & WM AML Advisory, Morgan Stanley (2019-present); formerly, Head of Bank AML Advisory, Morgan Stanley (2017-2019); and Head of GFC US Investigations, Morgan Stanley (2014-2017)

James J. Tracy Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1957	Product Management Officer Trustee Chief Executive Officer and President	Since May 2016 2013-2015 2013-2015	Managing Director, Head of Consulting Group and Graystone Consulting (2018-present); Managing Director, Director of Consulting Group and Practice Management (2016-2018); Managing Director, Vice Chairman of Wealth Management (2015); and Managing Director, Director of Consulting Group Wealth Advisory Solutions (2012-2015)

Additional Information

(unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years

Steven Ross Morgan Stanley 522 Fifth Avenue, 9th Floor New York, NY 10036 Birth Year: 1971	Assistant Treasurer	Since 2014	Executive Director, Morgan Stanley (2013-present)

Robert Creaney Morgan Stanley One Financial Place 440 South LaSalle Street 39th Floor Chicago, IL 60605 Birth Year: 1974	Assistant Treasurer	Since 2014	Executive Director, Morgan Stanley (1997-present)

Michael Conklin Morgan Stanley One Financial Place 440 South LaSalle Street 39th Floor Chicago, IL 60605 Birth Year: 1977	Assistant Treasurer	Since 2014	Executive Director, Morgan Stanley (2013-present)

Suzan M. Barron Brown Brothers Harriman & Co. (“BBH&Co.”) 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Assistant Secretary	Since 2011	Senior Vice President and Senior Investor Services Counsel, Corporate Secretary and Regulatory Support Practice of Fund Administration, BBH&Co. (2005-present)

*	Each Trustee remains in office until he or she resigns, retires or is removed.
**	Mr. Ricciardelli is an “interested person” of the Trust as defined in the 1940 Act because of his position with Morgan Stanley.
***

The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Important Tax Information

(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2019:

	Large Cap Equity Fund	Small-Mid Cap Equity Fund	International Equity Fund	Emerging Markets Equity Fund	High Yield Fund
Record Date	12/6/2018	12/6/2018	12/6/2018	12/6/2018	Monthly
Payable Date	12/7/2018	12/7/2018	12/7/2018	12/7/2018	Monthly
Ordinary Income:
Qualified Dividend Income for Individuals	57.46%	11.91%	100%	86.22%	—
Dividends Qualifying for the Dividends Received
Deduction for Corporations	55.14%	11.57%	—	—	—
Foreign Source Income	—	—	99.64%*	99.94%*	—
Foreign Tax Paid Per Share	—	—	0.02259	0.03904	—
Long-Term Capital Gain Dividend	1.61994	1.48898	—	—	—

	Core Fixed Income Fund	International Fixed Income Fund	Municipal Bond Fund	Inflation-Linked Fixed Income Fund	Ultra-Short Term Fixed Income Fund
Record Date	Monthly	12/6/2018	Monthly	Monthly	Monthly
Payable Date	Monthly	12/7/2018	Monthly	Monthly	Monthly
Ordinary Income:
Qualified Dividend Income for Individuals	—	—	—	—	—
Dividends Qualifying for the Dividends Received
Deduction for Corporations	—	—	—	—	—
Interest from Tax-Exempt Obligations	—	—	100%	—	—
Interest from Federal Obligations	40.17%	10.01%	—	95.40%	9.41%
Long-Term Capital Gain Dividend	—	—	0.02552	—	—

	Alternative Strategies Fund
Record Date	12/28/2018
Payable Date	12/31/2018
Ordinary Income:
Qualified Dividend Income for Individuals	29.82%
Dividends Qualifying for the Dividends Received
Deduction for Corporations	3.68%
Interest from Tax-Exempt Obligations	—
Interest from Federal Obligations	—
Long-Term Capital Gain Dividend	—

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

MORGAN STANLEY SMITH BARNEY LLC

Distributor

CONSULTING GROUP ADVISORY SERVICES LLC

Investment Adviser

This report is submitted for the general information of the shareholders of Morgan Stanley Pathway Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust’s Investment policies, charges and expenses as well as other pertinent information.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters as an attachment to Form N-Port. The Funds’ Forms N-Port are available on the SEC’s website at www.sec.gov. To obtain information on Form N-Port from the Funds, shareholders can call 1-888-454-3965 (“ask for Consulting Group”).

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-888-454-3965 (ask for “Consulting Group”), (2) on the Funds’ website at www.morganstanley.com/wealth-investmentsolutions/cgcm and (3) on the SEC’s website at www.sec.gov.

© 2019 Morgan Stanley Smith Barney LLC (“Morgan Stanley”). Consulting Group Advisory Services LLC (“CGAS”) is a business of Morgan Stanley. Securities are offered through Morgan Stanley.

Morgan Stanley Pathway Funds

2000 Westchester Avenue

Purchase, NY 10577

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 6. INVESTMENTS.

(a)A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)The Registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on his evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule

30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(a)(3) Not Applicable.

(a)(4) Not Applicable.

(b)Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes- Oxley Act of 2002are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pathway Funds

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer
Morgan Stanley Pathway Funds
Date:	May 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Paul Ricciardelli
Paul Ricciardelli
Chief Executive Officer
Morgan Stanley Pathway Funds
Date:	May 6, 2020

Morgan Stanley Pathway Funds

By:	/s/ Francis Smith
Francis Smith
Chief Financial Officer
Morgan Stanley Pathway Funds
Date:	May 6, 2020